     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 23, 2012

                                                             FILE NO. 333-101932

                                                                       811-04972

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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 24                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 435                                                           /X/

                        HARTFORD LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT SEVEN

                           (Exact Name of Registrant)

                        HARTFORD LIFE INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-6085

              (Depositor's Telephone Number, Including Area Code)

                               SARAH M. PATTERSON
                        HARTFORD LIFE INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 1, 2012 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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                                     PART A

HARTFORD LEADERS OUTLOOK


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (EST. 4/1/99)
HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (EST. 12/8/86)
PO BOX 14293
LEXINGTON, KY 40512-4293



1-800-862-6668 (CONTRACT OWNERS)
1-800-862-7155 (REGISTERED REPRESENTATIVES)
WWW.HARTFORDINVESTOR.COM



                                                             [THE HARTFORD LOGO]

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This variable annuity is a contract ("Contract") between you and Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company ("us," "we" or "our"). This Prospectus provides information regarding Hartford Leaders Outlook Series III, Series IIR and Series II Contracts. These Contracts are closed to new investors.

Please read this prospectus carefully before investing and keep it for your records. You can also contact us to get a Statement of Additional Information free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC" or "Commission"). Although we file this prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (www.sec.gov). You may also obtain a copy of this prospectus and the Statement of Additional Information, as amended from time to time, in a compact disk by contacting us.

This variable annuity may not be suitable for everyone. This variable annuity may not be appropriate for people who do not have a long time horizon for the investments or intend to engage in market timing. If you are investing in a variable annuity through a tax-advantaged retirement plan (such as a 401(k) plan or Individual Retirement Account ("IRA"), you will get NO ADDITIONAL TAX advantage from this variable annuity. Under these circumstances, consider buying a variable annuity only if it makes sense because of the annuity's other features, such as lifetime income payments and death benefit protection. The tax rules that apply to variable annuities can be complicated - before investing, you may want to consult a tax adviser about the tax consequences to you of investing in a variable annuity.

This prospectus is written in connection with the promotion or marketing of the matters(s) addressed in this material. The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.


Portfolio Companies Included in this Prospectus:



--                   Invesco
--                   American Funds Insurance Series
--                   Franklin Templeton Investments
--                   Hartford HLS Funds
--                   MFS Investment Management



          NOT INSURED BY FDIC OR ANY                MAY LOSE            NOT A DEPOSIT OF OR GUARANTEED BY           [NOT FDIC BANK
          FEDERAL GOVERNMENT AGENCY                  VALUE                ANY BANK OR ANY BANK AFFILIATE                IMAGE]


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PROSPECTUS DATED: MAY 1, 2012



STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2012

2

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TABLE OF CONTENTS

                                                                         PAGE
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1. HIGHLIGHTS                                                                  3
2. SYNOPSIS                                                                    5
3. GENERAL INFORMATION                                                         8
  The Company                                                                  8
  The Separate Account                                                         8
  The Funds                                                                    8
  Fixed Accumulation Feature                                                  10
4. PERFORMANCE RELATED INFORMATION                                            11
5. THE CONTRACT                                                               11
  a.  Purchases and Contract Value                                            11
  b.  Charges and Fees                                                        19
  c.  Surrenders                                                              20
  d.  Annuity Payouts                                                         22
  e.  Standard Death Benefits                                                 25
6. OPTIONAL DEATH BENEFITS                                                    29
  a.  MAV Plus                                                                29
7. OPTIONAL WITHDRAWAL BENEFITS                                               31
  a.  The Hartford's Principal First Preferred                                31
  b.  The Hartford's Lifetime Income Foundation                               34
  c.  The Hartford's Lifetime Income Builder II                               41
  d.  The Hartford's Principal First                                          49
8. MISCELLANEOUS                                                              53
  a.  Definitions                                                             53
  b.  State Variations                                                        56
  c.  Financial Statements                                                    58
  d.  More Information                                                        58
  e.  Legal Proceedings                                                       58
  f.  How Contracts Are Sold                                                  59
9. FEDERAL TAX CONSIDERATIONS                                                 61
10. INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS                      67
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                      75
APPENDIX I - EXAMPLES                                                    APP I-1
APPENDIX II - ACCUMULATION UNIT VALUES                                  APP II-1
APPENDIX A - PRODUCT COMPARISON INFORMATION                              APP A-1
APPENDIX B - THE HARTFORD'S LIFETIME INCOME BUILDER                      APP B-1
APPENDIX C - THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS AND THE      APP C-1
 HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS
APPENDIX D - INFORMATION REGARDING CONTRACT SERIES NO LONGER SOLD        APP D-1

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1. HIGHLIGHTS

A. OVERVIEW

This is a deferred, flexible-premium variable annuity. A deferred variable annuity has an accumulation phase and a payout phase. You make investments during the accumulation phase. The value of your investments is used to set your benefits. At the end of the accumulation phase, we use that accumulated value to set the payments that we make during the payout phase. Generally speaking, the longer the accumulation phase, the greater your Contract Value will be for setting your benefits and annuity payouts.

This variable annuity lets you:

X  Invest among different investment options. (Sections 3, 5(a) & Appendix A)

X  Make tax-free transfers among investment options. (Sections 5(a), 9 & 10)

X Defer taxes on your investments until you withdraw your money (subject to possible IRS penalty). (Sections 5(c), 9 & 10)

X Choose from among several optional living benefits that provide guaranteed withdrawals over a fixed or an indeterminate time period. (Sections 2 & 7)

X Collect Annuity Payouts over a fixed or an indeterminate time period. (Section 5(d))

X  Select among different Death Benefits. (Sections 2, 5(e), 6, 7(b) & 7(c))

B. HOW TO BUY OUR VARIABLE ANNUITY (Sections 5(a), 8(a) & Appendix A)

[In writing]  Complete our application or order request and submit it to your
              Financial Intermediary for approval.
     $        Include the applicable minimum Premium Payment.

[Thumbs up]   Choose an optional feature right for you. Options include:

           OPTIONAL FEATURE                          GENERAL PURPOSE
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MAV/MAV Plus                             Guaranteed Minimum Death Benefit that
                                         ratchets up based on performance
The Hartford's Principal First           Guaranteed Minimum Withdrawal Benefit
                                         with periodic step-up rights
The Hartford's Principal First           Guaranteed Minimum Withdrawal Benefit
Preferred*
The Hartford's Lifetime Income Builder   Guaranteed Minimum Lifetime Withdrawal
Selects**                                Benefit with limited annual step-up
                                         rights
The Hartford's Lifetime Income Builder   Guaranteed Minimum Lifetime Withdrawal
Portfolios                               Benefit with full annual step-up rights
The Hartford's Lifetime Income Builder   Guaranteed Minimum Lifetime Withdrawal
II**                                     Benefit with limited annual step-up
                                         rights
The Hartford's Lifetime Income Builder   Guaranteed Minimum Lifetime Withdrawal
Foundation**                             Benefit

*   Closed to new investors.

**  No longer available for sale.

For The Hartford's Lifetime Income Builder Selects, we reserve the right to limit the Funds into which you may allocate your Contract Value. For The Hartford's Lifetime Income Builder Portfolios, your Contract Value must be invested in one or more Programs and in an approved model portfolio, Funds, or other investment vehicles established from time to time.

Partial Surrenders taken prior to the Lifetime Eligibility Date or in excess of the available Lifetime Benefit Payment will reduce the Guaranteed Minimum Death Benefit by an amount greater than the amount withdrawn as a result of a proportionate reduction.

Optional features are subject to restrictions that may limit or eliminate the availability of these benefits. Optional features selected will be identified on your application and Contract. Not every optional feature may be available from your Financial Intermediary and may be subject to additional restrictions. For more information, see Section 7.

Not every variation of this variable annuity may be available from your Financial Intermediary.

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C. INVESTMENT OPTIONS (Sections 3, 5(a) & Appendices II & A)

You may invest in:

X Funds with different investment strategies, objectives and risk/reward profiles.

X  In certain circumstances, you may also invest in a Fixed Accumulation
   Feature.

D. CHARGES AND FEES (Sections 2, 5(b), 5(c) & Appendices II & A)

You will pay the following types of fees:

X  Sales charges (varies by Contract version)

X  Contract expenses (varies by Contract version)

X  Optional rider fees (if selected)

X  Fund expenses

E. ASK QUESTIONS BEFORE YOU INVEST

Before you decide to buy any variable annuity, consider the following questions:

- Will you use the variable annuity primarily to save for retirement or a similar long-term goal?
- Are you investing in the variable annuity through a retirement plan or IRA (which would mean that you are not receiving any additional tax-deferral benefit from the variable annuity)?
- Are you willing to take the risk that your Contract Value will decrease if your underlying investment options perform poorly?
- Do you intend to hold this variable annuity long enough to avoid paying any applicable surrender charges if you have to withdraw money?
- If you are exchanging one annuity for another one, do the benefits of the exchange outweigh the costs, such as any applicable surrender charges you might have to pay if you withdraw your money before the end of any surrender charge period for the new annuity?
-     Do you need an optional living or Death Benefit?
- If you are purchasing our "Plus" variable annuity, are you sure that you understand that you are buying a "bonus" annuity? Do you understand that you pay for Payment Enhancements through higher surrender charges, a longer surrender period and higher mortality and expense risk charges? Do you know that we may take back some or all Payment Enhancements in certain circumstances?

Here are a few suggestions that might make it easier for you to use this prospectus:

X We use a lot of defined terms to describe how this variable annuity works. These terms are capitalized and described in the Definition section (section 8(a)). Unavoidably, we sometimes interchangeably use different terms that essentially mean the same thing (for instance, this variable annuity is also called a "Contract").

X We include cross references to other sections to help describe certain aspects of this variable annuity in more detail. For example, we may describe an optional benefit in section 7 but examples of how it works are in Appendix I.

X Know what kind of variable annuity you are buying. We have noted what type of variable annuity (and in some instances, what series of variable annuity) this is on the cover page of this prospectus. This information will also appear in your application and Contract. Even though we have included comparison information about other variations of this variable annuity so that you can have a better idea which one might be appropriate for you, you may only need to focus only on those sections that specifically apply to the form of variable annuity you chose.

X The format and tables provided are designed to help you compare features. We have used a consistent question and answer format in sections 6 and 7 to make it easier to compare optional benefits. Appendix A is designed to compare and contrast different variations of this variable annuity.

F. COMMISSIONS FOR SELLING THIS VARIABLE ANNUITY (Section 8(f) & Appendix A)

We pay a commission for selling this variable annuity. Commissions vary based on a variety of factors such as whether they are paid up front or over time, the type of variable annuity sold and your age. We also provide various promotional incentives to Financial Intermediaries to promote our products. These arrangements create a potential conflict of interest. You should ask your Registered Representative for information regarding these matters.

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2. SYNOPSIS

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING YOUR VARIABLE ANNUITY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THIS VARIABLE ANNUITY. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

SALES CHARGE IMPOSED ON PURCHASES (as a percentage of Premium Payments)             None
  $0 - $49,999                                                                          0%
  $50,000 - $99,999                                                                     0%
  $100,000 - $249,999                                                                   0%
  $250,000 - $499,999                                                                   0%
  $500,000 - $999,999                                                                   0%
  $1,000,000+                                                                           0%
CONTINGENT DEFERRED SALES CHARGE* (as a percentage of Premium Payments)
  First Year                                                                            7%
  Second Year                                                                           7%
  Third Year                                                                            7%
  Fourth Year                                                                           6%
  Fifth Year                                                                            5%
  Sixth Year                                                                            4%
  Seventh Year                                                                          3%
  Eighth Year                                                                           0%
  Ninth Year                                                                            0%
SURRENDER FEE (as a percentage of amount Surrendered, if applicable)                None
EXCHANGE FEE                                                                        None

*   Each Premium Payment has its own Contingent Deferred Sales Charge schedule.

CONTRACT OWNER PERIODIC EXPENSES

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS (EXCEPT AS NOTED) DURING THE TIME THAT YOU OWN THIS VARIABLE ANNUITY, NOT INCLUDING FUND FEES AND EXPENSES.

                                                                                  SERIES II/IIR  SERIES III
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ANNUAL MAINTENANCE FEE (1)                                                                 $30      $30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Account
Value)
  Mortality and Expense Risk Charge                                                      1.20%       1.15%
  Administrative Charge                                                                  0.15%       0.20%
  Total Separate Account Annual Expenses                                                 1.35%       1.35%
MAXIMUM OPTIONAL CHARGES (as a percentage of average daily Account Value)
  The Hartford's Principal First Preferred Charge (5)                                    0.20%       0.20%
  The Hartford's Principal First Charge (2)(5)                                           0.75%       0.75%
  MAV/MAV Plus Charge                                                                    0.30%       0.30%
  Total Separate Account Annual Expenses with optional benefit separate account          2.40%       2.40%
   charges
MAXIMUM OPTIONAL CHARGES (3) (as a percentage of Benefit Amount or Payment Base
(4))
  The Hartford's Lifetime Income Foundation                                              0.30%       0.30%
  The Hartford's Lifetime Income Builder II Charge (2)(5)                                0.75%       0.75%
  The Hartford's Lifetime Income Builder Charge (2)(5)                                   0.75%       0.75%
The Hartford's Lifetime Income Builder Selects (2)(3)(5)
  Single Life Option Charge                                                              1.50%       1.50%
  Joint/Spousal Life Option Charge                                                       1.50%       1.50%
The Hartford's Lifetime Income Builder Portfolios (2)(3)(5)
  Single Life Option Charge                                                              1.50%       1.50%
  Joint/Spousal Life Option Charge                                                       1.50%       1.50%

(1) Fee waived if Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract.

6

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(2) Current rider charges are: The Hartford's Lifetime Income Builder - 0.75%; The Hartford's Lifetime Income Builder II - 0.75%; The Hartford's Principal First - 0.75%; Current charges for The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios (Single and Joint/Spousal Options) are 1.50% (currently waived to 0.85% and 1.15%, respectively).


(3) Charge deducted on each Contract Anniversary and when you fully Surrender your Contract.

(4)  See "Does the Benefit Amount/Payment Base change under this rider?" in
     Section 6 for a description of the terms "Benefit Amount" and "Payment
     Base."

(5)  You may not own more than one of these optional riders at the same time.

THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THIS VARIABLE ANNUITY. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                                                           HARTFORD LEADERS
                                                                                          SERIES II/IIR/III
                                                                                  MINIMUM               MAXIMUM
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TOTAL ANNUAL FUND OPERATING EXPENSES                                                   0.42%              1.41%
(expenses that are deducted from Sub-Account
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses)



                                                                                          HARTFORD LEADERS /
                                                                                          CHASE SERIES I/II
                                                                                  MINIMUM               MAXIMUM
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TOTAL ANNUAL FUND OPERATING EXPENSES                                                   0.42%              1.41%
(expenses that are deducted from Sub-Account
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses)

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EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THIS VARIABLE ANNUITY WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITIES.

LET'S SAY, HYPOTHETICALLY, THAT YOUR ANNUAL INVESTMENT RETURN IS 5% AND THAT YOUR FEES AND EXPENSES TODAY WERE AS HIGH AS POSSIBLE.

THE EXAMPLE ILLUSTRATES THE EFFECT OF FEES AND EXPENSES THAT YOU COULD INCUR (OTHER THAN TAXES). YOUR ACTUAL FEES AND EXPENSES MAY VARY. FOR EVERY $10,000 INVESTED, HERE'S HOW MUCH YOU WOULD PAY UNDER EACH OF THE THREE SCENARIOS POSED:


(1)  If you Surrender your Contract at the end of the applicable time period:



1 year                                                                    $1,083
3 years                                                                   $1,944
5 years                                                                   $2,621
10 years                                                                  $4,343



(2)  If you annuitize at the end of the applicable time period:



1 year                                                                      $314
3 years                                                                   $1,161
5 years                                                                   $2,022
10 years                                                                  $4,231



(3)  If you do not Surrender your Contract:



1 year                                                                      $420
3 years                                                                   $1,269
5 years                                                                   $2,131
10 years                                                                  $4,343


CONDENSED FINANCIAL INFORMATION

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When Premium Payments (and any applicable Payment Enhancements) are credited to your Funds, they are converted into Accumulation Units by dividing the amount of your Premium Payments (and any applicable Payment Enhancements), minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see Section 5(a). Please refer to Appendix II for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by contacting us.

AVAILABLE INFORMATION

We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

You may read or copy these reports at the SEC's Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.hartfordinvestor.com or visiting at the SEC's website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

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3. GENERAL INFORMATION

THE COMPANY

We are a stock life insurance company engaged in the business of writing life insurance and individual and group annuities. Hartford Life Insurance Company is authorized to do business in all states of the United States and the District of Columbia. Hartford Life and Annuity Insurance Company is authorized to do business in all states of the United States except New York, the District of Columbia and Puerto Rico. Hartford Life and Annuity Insurance Company was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford Life Insurance Company was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut. Not all Contracts are available from each issuing company. Neither company cross guarantees the obligations of the other. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

THE GENERAL ACCOUNT

The Fixed Accumulation Feature (including amounts invested in the DCA Plus program) are part of our General Account. Any amounts that we are obligated to pay under the Fixed Accumulation Feature and any other payment obligation we undertake under the Contract are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We invest the assets of the General Account according to the laws governing the investments of insurance company general accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in our General Account. Amounts in our General Account are available to our general creditors. We issue other types of insurance policies and financial products and pay our obligations under these products from our assets in the General Account.

THE SEPARATE ACCOUNT

We set aside and invest the assets of some of our annuity contracts, including this Contract, in a Separate Account. These Separate Accounts are registered as a unit investment trust under the 1940 Act. This registration does not involve supervision by the SEC of the management or the investment practices of a Separate Account or us. Separate Accounts meet the definition of "Separate Account" under federal securities law. The Separate Accounts referenced in this prospectus hold only assets for variable annuity contracts. These Separate
Accounts:

- Hold assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Are not subject to the liabilities arising out of any other business we may conduct. The General Account is subject to the Company's claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

- Are not affected by the rate of return of our General Account or by the investment performance of any of our other Separate Accounts.

- May be subject to liabilities from a Sub-Account of a Separate Account that holds assets of other variable annuity contracts offered by a Separate Account, which are not described in this prospectus.

- Are credited with income and gains, and takes losses, whether or not realized, from the assets they hold without regard to our other income, gains or loss.

We do not guarantee the investment results of any Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS

The Funds available for investment are described in Appendix A. These are not the same mutual funds that you can buy through your stockbroker even though they may have similar investment strategies and the same portfolio managers. Each Fund has varying degrees of investment risk. Funds are also subject to separate fees and expenses such as management fees, distribution fees and operating expenses. PLEASE CONTACT US TO OBTAIN A COPY OF THE PROSPECTUSES FOR EACH FUND. YOU SHOULD READ THESE PROSPECTUSES CAREFULLY BEFORE INVESTING. We do not guarantee the investment results of any Fund. Certain Funds may not be available in all states and in all variations of this Contract.

MIXED AND SHARED FUNDING - Fund shares may be sold to our other separate accounts, our insurance company affiliates or other unaffiliated insurance companies to serve as an underlying investment for variable annuity contracts and variable life insurance policies, pursuant to a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and other contract owners investing these Funds. If a material conflict arose, we will

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consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund.

VOTING RIGHTS - We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Funds' shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

-   Arrange for the handling and tallying of proxies received from Contract
    Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease. As a result of proportional voting, a small number of Contract Owners could determine the outcome of a proposition subject to shareholder vote.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS - Subject to any applicable law, we may make certain changes to the underlying funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds may be made available to existing Contract Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.


FEES AND PAYMENTS WE RECEIVE FROM FUNDS AND RELATED PARTIES- We receive substantial fees and payments with respect to the Funds that are offered through your Contract (sometimes referred to as "revenue sharing" payments). We consider these fees and payments, among a number of facts, when deciding to include a Fund that we offer through the Contract. All of the Funds on the overall menu make payments to Hartford or an affiliate. We receive these payments and fees under agreements between us and a Fund's principal underwriter transfer agent, investment adviser and/or other entities related to the Funds in amounts up to 0.55% of assets invested in a Fund. These fees and payments may include asset-based sales compensation and service fees under distribution and/or servicing plans adopted by Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. Hartford expects to make a profit on the amount of the fees and payments that exceed Hartford's own expenses, including our expenses of payment compensation to broker-dealers, financial institutions and other persons for selling the Contracts.



The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance. As of December 31, 2011, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities):



AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments, American Variable Insurance Series & Capital Research and Management Company, American Century Investment Services Inc., BlackRock Advisors, LLC, BlackRock Investment, LLC, Columbia Management Distributors, Inc., Fidelity Distributors Corporation, Fidelity Investments Institutional Operations Company, Franklin Templeton Services, LLC, HL Investment Advisors, LLC, The Huntington Funds, Invesco Advisors Inc., Invesco Distributors Inc., Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Morgan Stanley Distribution, Inc. & Morgan Stanley Investment Management & The Universal Institutional Funds, MTB Investment Advisors, Inc., JPMorgan Investment Advisors, Inc., Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Pacific Investment Management Company, LLC, Pioneer Variable Contracts Trust & Pioneer Investment

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Management, Inc. & Pioneer Funds Distributor, Inc., Prudential Investment Management Services, LLC, Putnam Retail Management Limited Partnership, Sterling Capital Variable Insurance Funds, The Victory Variable Insurance Funds & Victory Capital Management, Inc. & Victory Capital Advisers, Inc. and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.



We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the HLS Funds) based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to provide, among other things, administrative, processing, accounting and shareholder services for the HLS Funds.



Not all Fund complexes pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of fees and payments received by Hartford varies by Fund and Hartford may receive greater or less fees and payments depending on the Funds you select. Revenue sharing payments and Rule 12b-1 fees did not exceed 0.50% and 0.35%, respectively, in 2011, and are not expected to exceed 0.50% and 0.35%, respectively, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect a total of $85 from that Fund). For the fiscal year ended December 31, 2011, revenue sharing payments and Rule 12b-1 fees did not collectively exceed approximately $122.5 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.


FIXED ACCUMULATION FEATURE

THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE 1933 ACT AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SEC HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURES. THE FIXED ACCUMULATION FEATURE IS NOT OFFERED IN ALL CONTRACTS.

Premium Payments (and any applicable Payment Enhancements) and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in the General Account. Premium Payments (and any applicable Payment Enhancements) and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.

We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a minimum rate that meets your State's minimum non-forfeiture requirements. We reserve the right to prospectively declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Accumulation Feature. This means that amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates and no assurances are offered as to future rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available for the types of investments and durations that match our liabilities and anticipated yields on our investments, regulatory and tax requirements, and competitive factors.

We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis. The Fixed Accumulation Feature interest rates may vary by State.

ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR. WHILE WE DO NOT CHARGE A SEPARATE RIDER FEE FOR INVESTING IN THE FIXED ACCUMULATION FEATURE, OUR EXPENSES ASSOCIATED WITH OFFERING THIS FEATURE ARE FACTORED INTO THE FIXED ACCUMULATION FEATURE.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

We may restrict your ability to allocate Contract Values or Premium Payments to the Fixed Accumulation Feature at any time in our sole discretion. We may close the Fixed Accumulation Feature to new Premium Payments or transfers of existing Contract Value. We may also make the Fixed Accumulation Feature available only through enrollment in a program that we establish.

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4. PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of either the Separate Account's inception or the Sub-Account's inception, whichever is later, for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge (CDSC), and Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for CDSC or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the Fund less the recurring charges at the Separate Account level.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

5. THE CONTRACT

A. PURCHASES AND CONTRACT VALUE

WHO CAN BUY THIS CONTRACT?

The Contract is an individual or group tax-deferred variable annuity Contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code. We no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts or additional Premium Payments into any individual annuity contract funded through a 403(b) plan;

-   Individual Retirement Annuities adopted according to Section 408 of the
    Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax-deferred treatment under the Code.

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Refer to Appendix A for more information about the different forms of contracts we offer. Not all forms of contracts may be available through your Registered Representative or from each issuing company.

HOW DO YOU PURCHASE A CONTRACT?

You may only purchase a Contract through a Financial Intermediary. A Registered Representative will work with you to complete and submit an application or an order request form. Part of this process will include an assessment whether this variable annuity may be suitable for you. Prior to recommending the purchase or exchange of a deferred variable annuity, your Registered Representative shall make reasonable efforts to obtain certain information about you and your investment needs. This recommendation will be independently reviewed by a principal within your Financial Intermediary before an application or order will be sent to us. Your Premium Payment will not be invested in any Fund during this period.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, your Financial Intermediary will ask for your name, address, date of birth and other information that will allow us to identify you. They may also ask to see your driver's license or other identifying documents. Non-Resident Alien (NRA) application submissions require our prior approval.

The minimum initial Premium Payment required to buy this Contract varies based on the type of purchaser, variable annuity variation chosen and whether you enroll in a systematic investment program such as the InvestEase(R) Program. See Appendix A for more information. Financial Intermediaries may impose other requirements regarding the form of payment they will accept. Premium Payments not actually received by us within the time period provided below will result in the rejection of your application or order request.

Premium Payments sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred. A check must clear our account through our Administrative Office to be considered to be in good order.

We will not accept Premium Payments of $1 million or more unless we provide prior approval. We reserve the right to impose special conditions on anyone who seeks our prior approval to purchase a Contract with Premium Payments of $1 million or more. In order to request prior approval, you must submit a completed enhanced due diligence form prior to the submission of your application:

- if you are seeking to purchase a Contract with an initial Premium Payment of $1 million or more;

- if total Premium Payments aggregated by social security number or taxpayer identification number equal $1 million or more; and

-   for all applications where the Owner or joint Owner are non-resident aliens.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of minimum legal age in the state where the Contract is being purchased or a guardian must act on your behalf. Optional riders are subject to additional maximum issue age restrictions.

It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the US Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your annuity contract being considered abandoned property under state law, and remitted to the applicable state.

CAN YOU CANCEL YOUR CONTRACT AFTER YOU PURCHASE IT?

If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.

Unless otherwise required by state law, we will pay you your Contract Value as of the Valuation Day we receive your request to cancel and will refund any sales or Contract charges incurred during the period you owned the Contract. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Account. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. In certain states, however, we are required to return your Premium Payment without deduction for any fees or charges.

If you cancel a Plus Contract, we will recapture any Payment Enhancements we previously credited to your Contract, and you will assume the risk of any investment loss on those Payment Enhancements.

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HOW ARE PREMIUM PAYMENTS APPLIED TO YOUR CONTRACT?

Your initial Premium Payment will usually be invested within two Valuation Days of our receipt at our Administrative Office of both a properly completed application or order request and the Premium Payment, both being in good order. If we receive your subsequent Premium Payment before the end of a Valuation Day, it will be invested on the same Valuation Day. If we receive your subsequent Premium Payment after the end of a Valuation Day, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest all Premium Payments based on your last instructions on record. We will send you a confirmation when we invest your Premium Payments.

If the request or other information accompanying the initial Premium Payment is incomplete or not in good order when received, we will hold the money in a non-interest bearing account for up to five Valuation Days (from the Valuation Day that we actually receive your initial Premium Payment at our Administrative Office) while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

Generally, we will receive your application or order request (whether for an initial purchase or a subsequent investment) after your Financial Intermediary has completed a suitability review. We will then consider if your investment is in good order. While the suitability good order process is underway, Premium Payments will not be applied to your Contract. You will not earn any interest on Premium Payments even if your Premium Payments have been sent to us or deposited into our bank account. We are not responsible for gains or lost investment opportunities incurred during this review period or if your Financial Intermediary asks us to unwind a transaction based on their review of your Registered Representative's recommendations. The firm that sold this Contract to you, and we, may directly or indirectly earn income on your Premium Payments. For more information, contact your Registered Representative.

HOW IS THE VALUE OF YOUR CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT
DATE?

The Contract Value is the sum of the value of the Fixed Accumulation Feature, if applicable, and all Funds. There are two things that affect your Contract Value:
(1) the number of Accumulation Units, and (2) the Accumulation Unit Value. Contract Value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day the investment performance of the Sub-Accounts will fluctuate with the performance of the Funds.

When Premium Payments are credited to your Account, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting partial or full Surrenders, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; reduced by

- The net asset value per share of each Fund at the end of the prior Valuation Day; reduced by

- Contract charges including the deductions for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, divided by the number of days in the year multiplied by the number of days in the Valuation period.

We will send you a statement at least annually.

WHAT OTHER WAYS CAN YOU INVEST?

You may enroll in the following features (sometimes called a "Program") for no additional fee. Not all Programs are available with all Contract variations.

INVESTEASE

This electronic funds transfer feature allows you to have money automatically transferred from your checking or savings account and deposited into your Contract on a monthly or quarterly basis. It can be changed or discontinued at any time. The minimum amount for each transfer is $50. You can elect to have transfers made into any available Fund. You can not use this Program to invest in the DCA Plus Programs.

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STATIC ASSET ALLOCATION MODELS

This feature allows you to select an asset allocation model of Funds based on several potential factors including your risk tolerance, time horizon, investment objectives, or your preference to invest in certain funds or fund families. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Contract. Asset allocation models can be based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods, or can be based on certain potential investment strategies that could possibly be achieved by investing in particular funds or fund families and are not based on such investment theories.

If you choose to participate in one of these asset allocation models, you must invest all of your Premium Payment into one model. You may invest in an asset allocation model through the Dollar Cost Averaging Program where the Fixed Accumulation Feature or a Dollar Cost Averaging Plus Program is the source of the assets to be invested in the asset allocation model you have chosen. You can also participate in these asset allocation models while enrolled in the Automatic Income Program.

You may participate in only one asset allocation model at a time. Asset allocation models cannot be combined with other asset allocation models or with individual sub-account elections. You can switch asset allocation models up to twelve times per year. Your ability to elect or switch into and between asset allocation models may be restricted based on fund abusive trading restrictions.

You may be required to invest in an acceptable asset allocation model as a condition for electing and maintaining certain guaranteed minimum withdrawal benefits.

Your investments in an asset allocation model will be rebalanced quarterly to reflect the model's original percentages and you may cancel your model at any time subject to investment restrictions for maintaining certain guaranteed minimum withdrawal benefits.

We have no discretionary authority or control over your investment decisions. These asset allocation models are based on then available Funds and do not include the Fixed Accumulation Feature. We make available educational information and materials (e.g., risk tolerance questionnaire, pie charts, graphs, or case studies) that can help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.

While we will not alter allocation percentages used in any asset allocation model, allocation weightings could be affected by mergers, liquidations, fund substitutions or closures. Individual availability of these models is subject to fund company restrictions. Please refer to WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER? for more information.

You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the asset allocation models, and we will not reallocate your Account Value based on those updates. Information on updated asset allocation models may be obtained by contacting your Registered Representative. If you wish to update your asset allocation model, you may do so by terminating your existing model and re-enrolling into a new one. Investment alternatives other than these asset allocation models are available that may enable you to invest your Contract Value with similar risk and return characteristics. When considering an asset allocation model for your individual situation, you should consider your other assets, income and investments in addition to this annuity.

-   Asset Rebalancing

In asset rebalancing, you select a portfolio of Funds, and we will rebalance your assets at the specified frequency to reflect the original allocation percentages you selected. You can choose how much of your Contract Value you want to invest in this program. You can also combine this program with others such as the Automatic Income Program and Dollar Cost Averaging Program (subject to restrictions). You may designate only one set of asset allocation instructions at a time.

-   Dollar Cost Averaging

We offer three dollar cost averaging programs:

       -   DCA Plus

       -   Fixed Amount DCA

       -   Earnings/Interest DCA

DCA Plus - These programs allow you to earn a fixed rate of interest on investments. These programs are different from the Fixed Accumulation Feature. We determine, in our sole discretion, the interest rates to be credited. These interest rates may vary depending on the Contract you purchased and the date business is received. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect to lock in a rate of interest using either the "12-Month Transfer Program" or the "6-Month Transfer Program".

- Under the 12-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for 12 months. You must then transfer these investments into available Funds (and not the Fixed Accumulation Feature) during this 12

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  month period. You must make at least 7 but no more than 12 transfers to fully deplete sums invested in this Program. Transfers out will occur monthly.

- Under the 6-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for 6 months. You must then transfer these investments into available Funds (and not the Fixed Accumulation Feature) during this 6 month period. You must make at least 3 but no more than 6 transfers to fully deplete sums invested in this Program. Transfers out will occur monthly.

- Each time you make a subsequent Premium Payment, you can invest in a different rate lock program. Any subsequent investments made in a month (or other interest rate effective period) other than your last program investment are considered a separate rate lock program investment. You can invest in up to 5 different rate lock programs at one time.

- You must invest at least $5,000 in each rate lock program ($2,000 for qualified plan transfers or rollovers, including IRAs). We may pre-authorize transfers from our Fixed Accumulation Feature subject to restrictions. This minimum amount applies to the initial and all subsequent Premium Payments in a given rate lock program.

- Pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions in good order.

- If a DCA Plus payment is received without enrollment instructions and a DCA Plus program is active on the contract, we will set up the new Program to mirror the existing one. If a DCA Plus payment is received without enrollment instructions and a DCA Plus program is not active on the contract, but is the future investment allocation and a Static Model Portfolio Plan is active on the contract, we will set up the new Program to move funds to the Static Model Portfolio Plan. Otherwise, we will contact your investment professional to obtain complete instructions. If we do not receive in good order enrollment instructions within the 15 day timeframe noted above, we will refund the Program payment for further instruction.

- If your Program payment is less than the required minimum amount, we will invest into the destination funds indicated on the Program instructions accompanying the payment. If Program instructions were not provided and a DCA Plus Program is active on the contract, we will apply the payment to the destination funds of the current DCA Plus program. Otherwise, we will contact your investment professional to obtain further investment instructions.

- The credited interest rate used under the DCA Plus Programs is not earned on the full amount of your Premium Payment for the entire length of the Program because Program transfers to Funds decrease the amount of your Premium Payment remaining in the Program.

- You may elect to terminate your involvement in this Program at any time. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Funds you designated.

Fixed Amount DCA - This feature allows you to regularly transfer (monthly or quarterly) a fixed amount from the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into a different Fund. This program begins approximately 15 days following the next monthly Contract Anniversary from the day the enrollment requested is established unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.

Earnings/Interest DCA - This feature allows you to regularly transfer (monthly or quarterly) the interest earned from your investment in the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into another Fund. This program begins two business days plus the frequency selected unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.

AUTOMATIC INCOME PROGRAM

This systematic withdrawal feature allows you to make partial Surrenders up to 10% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can designate the Funds to be surrendered from and also choose the frequency of partial Surrenders (monthly, quarterly, semiannual, or annually). The minimum amount of each Surrender is $100. Amounts taken under this program will count towards the Annual Withdrawal Amount, and if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment. You may satisfy Code Section 72(t)/(q) requirements by enrolling in this program. Your level of participation in this program may result in your exceeding permissible withdrawal limits under certain optional withdrawal riders.

OTHER PROGRAM CONSIDERATIONS

-   You may terminate your enrollment in any Program at any time.

- We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:

       - any Fund is merged or substituted into another Fund - then your allocations will be directed to the surviving Fund; or

       - any Fund is liquidated - then your allocations will be directed to any available money market Fund.

     You may always provide us with updated instructions following any of these events.

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- Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

- We make available educational information and materials (e.g., pie charts, graphs, or case studies) that can help you select a model portfolio, but we do not recommend models or otherwise provide advice as to what model portfolio may be appropriate for you. Asset allocation does not guarantee that your Contract Value will increase nor will it protect against a decline if market prices fall. If you choose to participate in an asset allocation program, you are responsible for determining which model portfolio is best for you. Tools used to assess your risk tolerance may not be accurate and could be useless if your circumstances change over time. Although each model portfolio is intended to maximize returns given various levels of risk tolerance, a model portfolio may not perform as intended. Market, asset class or allocation option class performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause a model portfolio to be ineffective or less effective in reducing volatility. A model portfolio may perform better or worse than any single Fund, allocation option or any other combination of Funds or allocation options. In addition, the timing of your investment and automatic rebalancing may affect performance. Quarterly rebalancing and periodic updating of model portfolios can cause their component Funds to incur transactional expenses to raise cash for money flowing out of Funds or to buy securities with money flowing into the Funds. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses can adversely affect the performance of the relevant Funds and of the model portfolios. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund's investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular fund, see that Fund's prospectus.

- Additional considerations apply for qualified Contracts with respect to Static Asset Allocation Model programs. Neither we, nor any third party service provider, nor any of their respective affiliates, is acting as a fiduciary under The Employee Retirement Income Security Act of 1974, as amended (ERISA) or the Code, in providing any information or other communication contemplated by any Program, including, without limitation, any model portfolios. That information and communications are not intended, and may not serve as a primary basis for your investment decisions with respect to your participation in a Program. Before choosing to participate in a Program, you must determine that you are capable of exercising control and management of the assets of the plan and of making an independent and informed decision concerning your participation in the Program. Also, you are solely responsible for determining whether and to what extent the Program is appropriate for you and the assets contained in the qualified Contract. Qualified Contracts are subject to additional rules regarding participation in these Programs. It is your responsibility to ensure compliance of any recommendation in connection with any model portfolio with governing plan documents.

- If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

-   These Programs may be adversely affected by Fund trading policies.

CAN YOU TRANSFER FROM ONE FUND TO ANOTHER?

During those phases of your Contract when transfers are permissible, you may make transfers between Funds according to the following policies and procedures, as they may be amended from time to time.

In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

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WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Contract Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer", however, you cannot transfer the same Contract Value more than once a Valuation Day.

EXAMPLES

TRANSFER REQUEST PER VALUATION DAY                               PERMISSIBLE?
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Transfer $10,000 from a money market Sub-Account to a growth         Yes
Sub-Account
Transfer $10,000 from a money market Sub-Account to any              Yes
number of other Sub-Accounts (dividing the $10,000 among the other Sub-Accounts however you chose)
Transfer $10,000 from any number of different Sub-Accounts           Yes
to any number of other Sub-Accounts
Transfer $10,000 from a money market Sub-Account to a growth          No
Sub-Account and then, before the end of that same Valuation
Day, transfer the same $10,000 from the growth Sub-Account
to an international Sub-Account

SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CONTRACT YEAR (the "Transfer Rule") by U.S. Mail, Voice Response Unit, Internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.

The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger, substitution, or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed.

Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.

In certain circumstances, Fund abusive trading policies do not apply or may be limited. For instance:

- Certain types of financial intermediaries may not be required to provide us with shareholder information.

- "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

- A Fund can decide to exempt categories of contract holders whose contracts are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a

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  result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a step-up in Contract Value pursuant to a Contract Death Benefit or guaranteed minimum withdrawal benefit; (iv) as a result of any deduction of charges or fees under a Contract; or (v) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan salary reduction contributions, or planned premium payments.

POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading or market timing activities. For instance,

- Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

- Certain forms of variable annuities and types of Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

- These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

- In some cases, we are unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds ("Participants") or enforce the Transfer Rule because we do not keep Participants' account records for a Contract. In those cases, the Participant account records and Participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce value of other optional benefits available under your Contract.

Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

FIXED ACCUMULATION FEATURE TRANSFERS - If applicable, during each Contract Year, you may make transfers out of the Fixed Accumulation Feature to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). Each Contract Year you may transfer the greater of:

- 30% of the Contract Value in the Fixed Accumulation Feature as of the last Contract Anniversary or Contract issue date or the largest sum of your prior transfers. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary. These restrictions also apply to systematic transfers except for certain programs specified by us. The 30% does not include Contract Value in any DCA Plus Program; or

- An amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.

We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer any amount up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to 6 months from the date of your request.

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You must wait 6 months after your most recent transfer from the Fixed Accumulation Feature before moving Sub-Account Values back to the Fixed Accumulation Feature. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

As a result of these limitations, it may take a significant amount of time (i.e., several years) to move Contract Values in the Fixed Accumulation Feature to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.

TELEPHONE AND INTERNET TRANSFERS - Transfer instructions received by telephone before the end of any Valuation Day will be carried out at the end of that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out at the end of that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the end of the Valuation Day you made the transfer request.

We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY - You may authorize another person to conduct financial and other transactions on your behalf by submitting a completed power of attorney form that meets the power of attorney requirements of your resident state law. Once we have the completed form on file, we will accept transaction requests, including transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you.

B. CHARGES AND FEES

MORTALITY AND EXPENSE RISK CHARGE

We deduct a daily charge for assuming mortality and expense risks under the Contract. This charge is deducted from your Sub-Account Value.

The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- Mortality Risk - There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the accumulation phase of your Contract, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur in periods of declining value or in periods where the CDSCs would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- Expense Risk - We also bear an expense risk that the CDSCs, if applicable, and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned. If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk charge.

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ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and your Account. The annual charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Sub-Account in which you are invested.

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include contracts from our Putnam Hartford line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.

ADMINISTRATIVE CHARGE

We apply a daily administration charge against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge. This charge compensates us for administrative expenses that exceed revenues from the Annual Maintenance Fee described above.

PREMIUM TAXES

We deduct premium taxes imposed on us by a state or other government agency. Some states collect these taxes when Premium Payments are made; others collect at Annuitization. Since we pay premium taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The premium tax rate varies by state or municipality and currently ranges from 0% - 3.5%.

SALES CHARGES

We offer three contract variations that have a CDSC (these forms of contract are called "Outlook", "Plus" and our base contract (which does not have a separate marketing name but is sometimes referred to in this prospectus as the "Core" version)), one contract version has a front end sales charge (called "Edge") and one contract version has no sales charge (called "Access"). These types of charges (and any available reductions or waivers) are described in Section 2.

CHARGES AGAINST THE FUNDS

Annual Fund Operating Expenses - The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees, operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses.

REDUCED FEES AND CHARGES

We may offer, in our discretion, reduced fees and charges including, but not limited to, CDSCs, the Mortality and Expense Risk Charge, the Annual Maintenance Fee, and charges for optional benefits, for certain Contracts (including employer sponsored savings plans) which may result in decreased costs and expenses. Reductions in these fees and charges will not be unfairly discriminatory against any Contract Owner.

Please see "Synopsis" for a description of charges and fees.

C. SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

BEFORE THE ANNUITY COMMENCEMENT DATE:

Full Surrenders - When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, CDSCs, a pro-rated portion of optional benefit charges, if applicable and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

Partial Surrenders - You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable CDSC. You can ask us to deduct the CDSC from the amount you are Surrendering or from your remaining Contract Value. If we deduct the CDSC from your remaining Contract Value, that amount will also be subject to CDSC. This is our default option.

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Both full and partial Surrenders are taken proportionally out of the Sub-Accounts and the Fixed Accumulation Feature unless prohibited by your state. Please see section 8 (State Variations) for additional details.

There are several restrictions on partial Surrenders before the Annuity Commencement Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- After a Surrender, your Contract Value must be equal to or greater than our then current minimum Contract Value that we establish according to our current policies and procedures. We may change the minimum Contract Value in our sole discretion, with notice to you. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after a Surrender.

Your resulting standard Death Benefit will be reduced proportionately if you Surrender the majority of your Contract Value. See sections 6 and 7 for information regarding the impact of Surrenders to Death Benefits and optional benefits.

AFTER THE ANNUITY COMMENCEMENT DATE:

Full Surrenders - You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payment for a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable CDSCs. The Commuted Value is determined on the day we receive your written request for Surrender.

Partial Surrenders - Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

Both full and partial Surrenders are taken proportionally out of the Sub-Accounts and the Fixed Accumulation Feature unless prohibited by your state. Please see section 8 (State Variations) for additional details.

To qualify for partial Surrenders under these Annuity Payout Options you must make the Surrender request during the Period Certain.

We will deduct any applicable CDSCs.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

These options may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO YOU REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone or on the Internet. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

Written Requests - To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

-   your tax withholding amount or percentage, if any, and

-   your mailing address.

You may submit this form via facsimile.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Sub-Accounts that you want your Surrender to come from; otherwise, the Surrender will be taken in proportion to the value in each Sub-Account.

Telephone Requests - To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to

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accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. Please call us with any questions regarding restrictions on telephone Surrenders.

Internet Requests - To request a partial Surrender by internet; we must have received your completed Internet partial Withdrawal Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept internet instructions for partial Surrenders from either Owner. Internet authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. Please call us with any questions regarding restrictions on Internet Surrenders.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone and Internet Surrender instructions received before the end of a Valuation Day will be processed at the end of that Valuation Day. Otherwise, your request will be processed at the end of the next Valuation Day.

Completing a Power of Attorney form for another person to act on your behalf may prevent you from making Surrenders via telephone and Internet.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders. If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. CONSULT YOUR PERSONAL TAX ADVISER TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY.

More than one Contract issued in the same calendar year - If you own more than one Contract issued by us or our affiliates in the same calendar year, then these Contracts may be treated as one Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date.

Internal Revenue Code section 403(b) annuities - As of December 31, 1988, all section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2 ). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

We will no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts.

D. ANNUITY PAYOUTS

When you "annuitize" your Contract, you begin the process of converting Accumulation Units in what is known as the "payout phase." The payout phase starts with your Annuity Commencement Date and ends when we make the last payment required under your Contract. You should answer the following questions:

-   When do you want Annuity Payouts to begin?

-   Which Annuity Payout Option do you want to use?

-   How often do you want the Payee to receive Annuity Payouts?

- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?

Please check with your Registered Representative to select the Annuity Payout Option that best meets your income needs.

WHEN DO YOUR ANNUITY PAYOUTS BEGIN?

Your Annuity Commencement Date cannot be earlier than:

X  2nd Contract Anniversary - if choosing a fixed dollar amount Annuity Payout

X  Immediately - if choosing a variable dollar amount Annuity Payout

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or be later than:

X Annuitant's 90th birthday (or if the Contract Owner is a Charitable Remainder Trust, the Annuitant's 100th birthday)

X  10th Contract Year (subject to state variation)

X The Annuity Commencement Date stated in an extension request (subject to your Financial Intermediary's rules for granting extension requests) received by us not less than 30 days prior to a scheduled Annuity Commencement Date

We reserve the right, in our sole discretion, to refuse to extend your Annuity Commencement Date regardless of whether we may have granted extensions in the past to you or other similarly situated investors. In certain instances, a Financial Intermediary has asked us to prohibit Annuity Commencement Date extensions for their customers when the Annuitant turns age 95. Please ask your Registered Representative whether you are affected by any such prohibition and make sure that you fully understand the implications this might have in regard to your living and Death Benefits.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus all Annuity Payouts already made. This option is only available for fixed dollar amount Annuity Payouts.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

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When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE, IF APPLICABLE, MAY BE DEDUCTED.

For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

Automatic Annuity Payouts - If you do not elect an Annuity Payout Option, monthly Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

-   monthly,

-   quarterly,

-   semi-annually, or

-   annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

Fixed Dollar Amount Annuity Payouts - Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate set by us.

Variable Dollar Amount Annuity Payouts - Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

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The dollar amount of the first variable Annuity Payout depends on:

-   the Annuity Payout Option chosen,

-   the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table adjusted for projections based on accepted actuarial principles, and

-   the Assumed Investment Return ("AIR").

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by the Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout.

The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the Funds in relation to the AIR. The degree of the fluctuation will depend on the AIR you select.

You can select one of the following AIRs offered, subject to state variations:

          ANNUITY                ANNUITY                ANNUITY
 AIR    UNIT FACTOR     AIR    UNIT FACTOR     AIR    UNIT FACTOR
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 3%      0.999919%      5%      0.999866%      6%      0.999840%

The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in a smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of variation depends on the AIR you select.

After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with applicable transfer restriction policies.

Combination Annuity Payout - You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs. Combination Annuity Payouts are not available during the first two Contract Years.

E. STANDARD DEATH BENEFITS

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Owner, joint Owner, or the Annuitant dies before we begin to make Annuity Payouts. We calculate the Death Benefit when, and as of the date that, we receive a certified death certificate or other legal document acceptable to us. The Death Benefits described below are at no additional cost. Standard Death Benefits are automatically included in your Contract unless superseded by certain optional benefits. Terms and titles used in riders to your Contract may differ from those used in this prospectus.

The calculated Death Benefit will remain invested according to the Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the Account. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

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THE PREMIUM SECURITY DEATH BENEFIT

This standard Death Benefit is automatically issued if you and the Annuitant are all younger than age 81 when the Contract is issued. This Death Benefit is the highest of:

-   Contract Value; or

-   Total Premium Payments adjusted for partial Surrenders; or

-   The lesser of:

       -   Maximum Anniversary Value, or

       - the sum of Contract Value plus 25% of Maximum Anniversary Value (excluding Premium Payments we receive within 12 months of death).

Please refer to Premium Security Death Benefit examples 1 - 2 in Appendix I.

THE ASSET PROTECTION DEATH BENEFIT

This standard Death Benefit is automatically issued if you or the Annuitant are between ages 81 to 85 when the Contract is issued. This Death Benefit is the highest of:

-   Contract Value; or

-   The lesser of:

       -   Premium Payments (adjusted for partial Surrenders), or

       - the sum of Contract Value plus 25% of total Premium Payments adjusted for partial Surrenders (excluding Premium Payments we receive within 12 months of death).

If one of the Owners and Annuitant is age 81 or older on the date we issue this Contract and one of the Owners and Annuitant is age 79 or younger on the date we issue this Contract; however, the Death Benefit payable upon the death of the younger of the Owners or Annuitant will be the lesser of Maximum Anniversary Value or the sum of Contract Value plus 25% of Maximum Anniversary Value.

Please refer to Asset Protection Death Benefit examples 1 - 3 in Appendix I.

MAXIMUM ANNIVERSARY VALUE

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or the date of death, whichever is earlier.

The Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced for any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

ADJUSTMENTS FOR SURRENDERS

We calculate the adjustments to your Maximum Anniversary Value for any Surrenders by reducing your Anniversary Value on a dollar-for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your Anniversary Value proportionally based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender.

For examples of how this is applied for the Premium Security Death Benefit, please refer to Premium Security Death Benefit examples 1 - 2 in Appendix I and for the Asset Protection Death Benefit, please refer to Asset Protection Death Benefit examples 1 - 3 in Appendix I.

We calculate the adjustment to your aggregate Premium Payments for any Surrenders by reducing your aggregate Premium Payments on a dollar-for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your aggregate Premium Payments proportionately based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender.

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ADDITIONAL INFORMATION ABOUT DEATH BENEFITS

We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purposes of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed:

a. the aggregate Premium Payments, modified by adjustments for partial Surrenders under applicable contracts and riders; or

b.  the aggregate Contract Value plus $1 million.

Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Owner has designated the manner in which the Beneficiary will receive the Death Benefit. We will calculate the Death Benefit as of the date we receive a certified death certificate or other legal documents acceptable by us. The Death Benefit amount remains invested and is subject to market fluctuation until complete settlement instructions are received from each Beneficiary. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a non-Valuation Day, computations will take place on the next Valuation Day.

If the Death Benefit payment is $5,000 or more, the Beneficiary may elect to have their Death Benefit paid through our "Safe Haven Program." Under this program, the proceeds remain in our General Account and the Beneficiary will receive a draft book. Proceeds are guaranteed by the claims paying ability of the Company; however, it is not a bank account and is not insured by Federal Deposit Insurance Corporation (FDIC), nor is it backed by any federal or state government agency. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. We will credit interest at a rate determined periodically in our sole discretion. THE INTEREST RATE IS BASED UPON THE ANALYSIS OF INTEREST RATES CREDITED TO FUNDS LEFT ON DEPOSIT WITH OTHER INSURANCE COMPANIES UNDER PROGRAMS SIMILAR TO THE HARTFORD'S SAFE HAVEN PROGRAM. IN DETERMINING THE INTEREST RATE, WE ALSO FACTOR IN THE IMPACT OF OUR PROFITABILITY, GENERAL ECONOMIC TRENDS, COMPETITIVE FACTORS AND ADMINISTRATIVE EXPENSES. THE INTEREST RATE CREDIT IS NOT THE SAME RATE EARNED ON ASSETS IN THE FIXED ACCUMULATION FEATURE OR PERSONAL PENSION ACCOUNT AND IS NOT SUBJECT TO MINIMUM INTEREST RATES PRESCRIBED BY STATE NON-FORFEITURE LAWS. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Program in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for this program, we earn investment income from the proceeds. The investment income we earn is likely more than the amount of interest we credit; therefore, we make a profit from the difference.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers (subject to applicable restrictions) and (b) take Surrenders without paying Contingent Deferred Sales Charges, if any. We reserve the right to inform the IRS in the event that we believe that any Beneficiary has intentionally delayed delivering proper proof of death in order to circumvent applicable Code proceeds payment duties. We shall endeavor to fully discharge the last instructions from the Owner wherever possible or practical.

The Beneficiary of a non-qualified Contract or IRA (prior to the required distribution date) may also elect the Single Life Expectancy Only option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

If the Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Owner's death.

If the Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Owner.

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WHAT SHOULD THE BENEFICIARY CONSIDER?

Alternatives to the Required Distributions - The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

Spousal Contract Continuation - If the Owner dies and the Owner's Spouse is a beneficiary, then the portion of the Contract payable to the Spouse may be continued with the Spouse as Owner, unless the Spouse elects to receive the Death Benefit as a lump sum payment or as an Annuity Payment Option. For certain Contracts, if the Contract continues with the Spouse as Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the Spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract continuation will only apply one time for each Contract.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving joint       The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Designated Beneficiary receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Contract Owner's estate
                                 Contract Owner and the           deceased                         receives the Death Benefit.
                                 Beneficiary predeceases the
                                 Contract Owner
Annuitant                        The Contract Owner is living     There is no named Contingent     The Contract Owner becomes the
                                                                  Annuitant                        Contingent Annuitant and the
                                                                                                   Contract continues. The
                                                                                                   Contract Owner may waive this
                                                                                                   presumption and receive the
                                                                                                   Death Benefit.
Annuitant                        The Contract Owner is living     The Contingent Annuitant is      Contingent Annuitant becomes
                                                                  living                           the Annuitant, and the Contract
                                                                                                   continues.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                             AND . . .                               THEN THE . . .
Contract Owner                            The Annuitant is living                   Designated Beneficiary becomes the
                                                                                    Contract Owner.
Annuitant                                 The Contract Owner is living              Contract Owner receives the payout at
                                                                                    death, if any.
Annuitant                                 The Annuitant is also the Owner           Designated Beneficiary receives the
                                                                                    payout at death, if any.

THESE ARE THE MOST COMMON SCENARIOS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH.

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6. OPTIONAL DEATH BENEFITS

A. MAV PLUS

OBJECTIVE

Refund net Premium Payments as well as some percentage of any Contract Value gains.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

The Death Benefit will be the greater of the standard Death Benefit and MAV Plus Death Benefit. If you also elect any optional benefit rider, the Death Benefit will be the greater of such optional rider and this rider.

The MAV Plus Death Benefit is the greatest of:

A.  Contract Value on the date we receive due proof of death.

B. Total Premium Payments adjusted for any partial Surrenders (see clause D below for a description of this adjustment).

C. Maximum Anniversary Value - The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or the date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:
    (a) Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and (b) Anniversary Value is adjusted for any partial Surrenders since the Contract Anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

D. Earnings Protection Benefit - The Earnings Protection Benefit depends on the age of you and/or your Annuitant on the date this rider is added to your Contract.

       - If each is aged 69 or younger, the Death Benefit is the Contract Value on the date we receive due proof of death plus 40% of the lesser of Contract gain on that date and the cap.

       - If you and/or your Annuitant are age 70 or older on the date this rider is added to your Contract, the benefit is the Contract Value on the date we receive due proof of death plus 25% of the lesser of Contract gain on that date and the cap.

    We determine Contract gain by subtracting your Contract Value on the date you added this rider from the Contract Value on the date we receive due proof of death. We then deduct any Premium Payments and add adjustments for any partial Surrender made during that time. We make an adjustment for partial Surrenders if the amount of Surrender is greater than the Contract gain immediately prior to the Surrender. The adjustment is the difference between the two, but not less than zero.

    We calculate the adjustment to your Maximum Anniversary Value for any Surrenders by reducing your Maximum Anniversary Value on a dollar-for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your Maximum Anniversary Value proportionately based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender. Please refer to the examples in Appendix I for illustrations of this adjustment.

    The Contract gain that is used to determine your Death Benefit has a limit or cap. The cap is 200% of the following:

       - the Contract Value on the date this rider was added to your Contract; plus

       - Premium Payments made after this rider was added to your Contract, excluding any Premium Payments made within 12 months of the date we receive due proof of death; minus

       -   any adjustments for partial Surrenders.

    If you elect MAV Plus, the Death Benefit will be the greater of the Premium Security Death Benefit and the MAV Plus Death Benefit.

WHEN CAN YOU BUY THIS RIDER?

You may elect this rider only at the time of issue and once you do so, your choice is irrevocable. You may not choose this optional Death Benefit if the Owner(s) and/or Annuitant are age 76 or older on the Contract issue date. In states where the MAV Plus Death Benefit is not available, we offer the "Maximum Anniversary Value (MAV) Death Benefit" for the same additional fee. The MAV Death Benefit is the same as the MAV Plus Death Benefit but excludes the Earnings Protection Benefit.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

No.

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HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The annual charge for this rider is based on your daily Contract Value and is deducted daily. The charge for this rider continues to be deducted until we begin to make Annuity Payouts.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

No. This rider is not affected by the Benefit Amount or Payment Base.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

No.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes.

DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?

No.

CAN YOU REVOKE THIS RIDER?

No.

WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?

Surrenders will reduce the MAV Plus Death Benefit and will be subject to CDSCs, if any.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

We reserve the right to approve all ownership changes, including any assignment of your Contract to others or the pledging of your Contract as collateral. Certain approved changes in ownership may cause a re-calculation of the benefits subject to applicable state law. Generally, we will not re-calculate the benefits under your Contract so long as the change in ownership does not affect the Owner and does not result in a change in the tax identification number under the Contract. Changes in ownership can also adversely affect your Death Benefits and optional withdrawal benefits.

You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR CONTRACT RIGHTS?

Yes. If your Spouse continues the Contract as Owner, we will use the date the Contract is continued with your Spouse as Owner as the effective date this rider was added to the Contract. This means we will use the date the Contract is continued with your Spouse as Owner as the effective date for calculating this Death Benefit going forward. The percentage used for this Death Benefit will be determined by the oldest age of any remaining joint Owner or Annuitant at the time the Contract is continued. Spousal Contract continuation can apply once during the term of this Contract.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

This rider will be terminated and the fee will no longer be assessed.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

No.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

No.

CAN WE AGGREGATE CONTRACTS?

Yes. We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purposes of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed:

a. the aggregate Premium Payments, modified by adjustments for partial Surrenders under applicable contracts and riders; or

b.  the aggregate Contract Value plus $1 million.

Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- This rider is not available in all states or is named differently in those states.

- If your Contract has no gain, your Beneficiary will receive no additional benefit.

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- A Death Benefit is paid to Beneficiaries upon the death of the Annuitant or any Owner, whichever occurs first.

- This rider may be used to supplement Death Benefits in other optional riders. In certain instances, however, this additional Death Benefit coverage could be superfluous.

-   Annuitizing your Contract will extinguish this rider.

7. OPTIONAL WITHDRAWAL BENEFITS

A. THE HARTFORD'S PRINCIPAL FIRST PREFERRED

OBJECTIVE

Protect your Premium Payments from poor market performance through annual Benefit Payments until the Benefit Amount is reduced to zero.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider protects Premium Payments by guaranteeing annual Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted.

WHEN CAN YOU BUY THIS RIDER?

You cannot elect The Hartford's Principal First Preferred after May 1, 2008.

For investors purchasing a Contract after August 14, 2006, the maximum age of any Contract Owner or Annuitant when electing this rider is age 70. For all other investors, the maximum age of any Contract Owner or Annuitant electing this rider is age 85 for non-qualified plans and age 70 for IRA or qualified plans. If not elected at issue, Plus Contract Owners must wait until after the first Contract Anniversary before purchasing this benefit.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect this rider, you may not elect any optional riders other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The annual charge for this rider is based on your daily Sub-Account Value and is deducted daily. We will continue to deduct The Hartford's Principal First Preferred Charge until we begin to make Annuity Payouts or the rider is revoked.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. Your Benefit Amount will fluctuate based on subsequent Premium Payments or partial Surrenders. If you elect the rider at a later date, your Contract Value on the date it is added to your Contract will be the initial Benefit Amount. Partial Surrenders in excess of your annual Benefit Payments may also trigger a recalculation of the Benefit Amount and future Benefit Payments. Your Benefit Amount can never be more than $5 million.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

No. You can continue to take Benefit Payments until the Benefit Amount has been depleted. Once the initial Benefit Amount has been determined, we calculate Benefit Payments. If you elect the rider when purchasing the Contract, your initial Premium Payment is equal to the initial Benefit Amount. The maximum Benefit Payment is 5% of your Benefit Amount. Benefit Payments are available at any time and can be taken on any schedule that you request. Benefit Payments are non-cumulative, which means that your Benefit Payment will not increase in the future if you fail to take your full Benefit Payment for the current Contract Year. For example, if you do not take 5% one Contract Year, you may not take more than 5% the next Contract Year.

If you elect this rider when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you purchase this rider after you purchase your Contract, we count the first year as the time between the date you added this rider to your Contract and your next Contract Anniversary, which could be less than a year.

Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment on a dollar-for-dollar basis. When you make a subsequent Premium Payment, your Benefit Payments will increase by 5% of the amount of the subsequent Premium Payment.

Your Benefit Amount cannot be less than $0 or more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.

If, in one year, your Surrenders total more than your annual Benefit Payment, we will recalculate your Benefit Amount and your Benefit Payment could be significantly lower in the future. Any time we re-calculate your Benefit Amount and your Benefit Payment we count one year as the time between the date we recalculate and your next Contract Anniversary, which could be less than a year.

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Whenever a partial Surrender is made, the Benefit Amount will be equal to the amount determined in either (A) or (B) as follows:

A. If the total partial Surrenders since the later of (i) the most recent Contract Anniversary, or (ii) the Valuation Day that the Benefit Payment was last established (excluding subsequent Premium Payments), are equal to or less than the Benefit Payment, the new Benefit Amount becomes the Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.

B. If the total partial Surrenders as determined in (A) above exceed the Benefit Payment, the Benefit Amount will have an automatic reset to the greater of zero or the lesser of (i) or (ii) as follows:

       (i)  The Contract Value immediately following the partial Surrender; or

       (ii) The Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.

Please refer to examples 2 - 6 for The Hartford's Principal First Preferred in Appendix I for illustrations regarding recalculation of your Benefit Amount.

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on a calendar year basis (i.e., compared to a Contract Year basis), usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions ("RMD"). An RMD may exceed your Benefit Payment, which will cause a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future.

IS THIS RIDER DESIGNED TO PAY YOU A DEATH BENEFIT?

No. However, partial Surrenders will reduce the standard Death Benefit.

DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?

No.

CAN YOU REVOKE THIS RIDER?

Yes. You may revoke this rider in writing anytime following the earlier of the 5th Contract Year (if elected at issuance) or the 5th anniversary of electing this rider post-issuance or at the time we exercise our right to impose investment restrictions. You may terminate this rider by submitting The Hartford's Principal First Preferred Termination Form to our Administrative Office or by calling us. Termination requests will not be accepted more than 30 days prior to your fifth rider anniversary. Annuitizing your Contract instead of receiving Benefit Payments will terminate this rider. If you revoke this rider you will not be able to elect any other optional benefit rider or participate in a Company-sponsored exchange program. However, a Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?

Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value and Benefit Amount. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your annual Benefit Payment include any applicable CDSC.

If, in one year, your Surrenders total more than your annual Benefit Payment, we will re-calculate your Benefit Amount and your Benefit Payment could be significantly lower in the future. Any time we re-calculate your Benefit Amount and your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

If your Contract Value is reduced to zero due to receiving annual Benefit Payments, and you still have a Benefit Amount, you will continue to receive a Benefit Payment through a fixed Annuity Payout option until your Benefit Amount is depleted. While you are receiving payments under fixed Annuity Payout options, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining Benefit Payments.

You can Surrender your entire Contract Value any time; however, you will receive your Contract Value at the time you request a full Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount that you would have received under this rider.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

If you change the ownership or assign this Contract to someone other than your Spouse after 12 months of electing this rider, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future. The Benefit Amount will be recalculated to equal the lesser of:

-   The Benefit Amount immediately prior to the ownership change or assignment;
    or

-   The Contract Value at the time of the ownership change or assignment.

The Benefit Payment will then be reset to 5% of the new Benefit Amount.

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If the Owner dies and the sole Beneficiary is the Owner's Spouse, then the surviving Spouse can either become the Contract Owner or elect to receive the standard Death Benefit.

You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

Yes. If the Owner dies and the sole Beneficiary is the deceased Owner's Spouse at the time of death, that Spouse may continue the Contract and this rider. This right may be exercised only once during the term of the Contract.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

You may elect the annuitization option at any time. If you annuitize your Contract, you may choose this payout option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option (called the "PFP Annuity Payout Option"), we will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Owner or the Annuitant should die before the PFP Annuity Payout Period is complete, the remaining payments will be made to the Beneficiary. The PFP Annuity Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options. If you, the joint Owner or Annuitant die before the Annuity Calculation Date and all of the Benefit Payments guaranteed by us have not been made, the Beneficiary may elect to take the remaining Benefit Payments by electing the PFP Payout Option. Electing this option forfeits any right to Death Benefit values calculated under the standard Death Benefit or any optional death benefits you may have purchased. If the Annuitant dies after the Annuity Calculation Date and before all of the Benefit Payments guaranteed by us have been made, the payments will continue to be made to the Beneficiary. If your Contract Value is reduced to zero, you will receive a fixed Annuity Payout option until your Benefit Amount is depleted.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value on and after the effective date.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

No; however, your Benefit Amount cannot be more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.

CAN WE AGGREGATE CONTRACTS?

Yes. We reserve the right to treat all Contracts issued to you by us or one of our affiliates as one Contract for purposes of this rider. This means that if you purchase two Contracts from us in any twelve month period and elect optional withdrawal benefits in such other Contracts, withdrawals from one Contract may be treated as withdrawals from the other Contract.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- We can revoke this rider if you violate the investment restrictions requirements. Once revoked, you cannot reinstate this or any other optional benefit rider and the rider fee will cease.

- The annual percentage used for determining Benefit Payments is not a fixed rate of return. The Contract Value used in the calculation of the Benefit Amount and Benefit Payment is based on the investment performance of your Sub-Accounts.

-   Benefit Payments can't be carried forward from one year to the next.

- Annual Surrenders exceeding 5% accelerate depletion of your Benefit Amount even if you use the Automatic Income Program to meet RMD requirements. No reliable assumptions can be made that your payments will continue for any particular number of years.

- Additional contributions made to your Contract after withdrawals have begun may not restore the previous amount of Benefit Payments, even if the additional contribution restores the Benefit Amount to the previous Benefit Amount.

- If elected post-issuance, the first one year period will be considered to be the time period between election and the next following Contract Anniversary.

- When the Contract Value is small in relation to the Benefit Amount, Surrenders may have a significant effect on future Benefit Payments.

- We do not automatically increase payments under the Automatic Income Program if your Lifetime Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

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- The 2009 change to the Internal Revenue Code pertaining to Required Minimum Distributions do not change the calculation of your eligible withdrawal amount under the rider if you are enrolled in the Automatic Income Program.

B. THE HARTFORD'S LIFETIME INCOME FOUNDATION

OBJECTIVE

Protect principal from poor market performance, provide longevity protection through Lifetime Benefit Payments, and ensure a Death Benefit equivalent to the greater of Premium Payments reduced for partial Surrenders or Contract Value.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider provides two separate but bundled benefits that help achieve this goal. In other words, this rider is a guarantee that you can access two ways:

- LIFETIME WITHDRAWAL BENEFIT. This rider provides a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life's 60th birthday, until the first death of any Covered Life ("Single Life Option") or the second death of any Covered Life ("Joint/Spousal Option"). Lifetime Benefit Payments are maximum amounts that can be withdrawn each year based on the higher of your Payment Base or Contract Value on each Contract Anniversary multiplied by the applicable Withdrawal Percent. In an Eligible Withdrawal Year, your initial Lifetime Benefit Payment is equal to the Payment Base multiplied by the applicable Withdrawal Percentage. Payments may continue even if the Contract Value has been reduced to below our minimum Contract Value. The Withdrawal Percent varies based upon the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender, and the survivor option chosen. Any partial Surrender taken prior to the Contract Anniversary following the Relevant Covered Life's 60th birthday will reduce the Payment Base and your future Lifetime Benefit Payment. Such partial Surrender may potentially eliminate your Lifetime Benefit Withdrawal Guarantee.

- GUARANTEED MINIMUM DEATH BENEFIT. This guaranteed minimum Death Benefit provides a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date due proof of death is received for any Contract Owner or Annuitant. PARTIAL SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT.

WHEN CAN YOU BUY THIS RIDER?

The Hartford's Lifetime Income Foundation is closed to new investors.

When you buy this rider, you must provide us with the names and ages of the Owner, any joint Owner, Annuitant and Beneficiary.

A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.

For the Single Life Option, the Covered Life is most often the same as the Contract Owner and joint Owner (which could be two different people). In the Joint/Spousal Option, the Covered Life is most often the Contract Owner and his or her Spouse, as joint Owner or Beneficiary.

The Relevant Covered Life will be one factor used to establish your Withdrawal Percent. When the Single Life Option is chosen, we use the older Covered Life as the Relevant Covered Life; and when the Joint/Spousal Option is chosen, we use the younger Covered Life as the Relevant Covered Life.

The maximum age of any Contract Owner or Annuitant when electing this rider is
80. When the Joint/Spousal Option is chosen, the Beneficiary also must be younger than age 81.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect this rider, you may not elect any rider other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for this rider is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary AFTER your Anniversary Value and Payment Base have been computed and prior to all other financial transactions. In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for this rider will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. Your initial Payment Base equals your initial Premium Payment. Your Payment Base will fluctuate based on subsequent Premium Payments and partial Surrenders. Your Payment Base can never be less than $0 or more than $5 million. Any activities that would

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otherwise increase the Payment Base above this ceiling will not be included for any benefits under this rider. The Payment Base will be recalculated based on:

- Subsequent Premium Payments. Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis.

- Partial Surrenders. Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior or during an Eligible Withdrawal Year, and (b) if the aggregate amount of the partial Surrenders during any Contract Year exceeds the applicable Threshold, as discussed below:

    A. If cumulative partial Surrenders taken during any Contract Year and prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will not reduce the Payment Base.

    C. For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable CDSC.

Partial Surrenders will diminish the Guaranteed Minimum Death Benefit. Please refer to the Examples in Appendix I for a more complete description of these effects.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

Yes. However, your Withdrawal Percent, and therefore the amount of your Lifetime Benefit Payment, is dependent upon when you take your first partial Surrender. For instance,

- If you take your first partial Surrender before an Eligible Withdrawal Year, your Withdrawal Percent will never increase above 5% for Single Life Option or 4.5% for Joint/Spousal option for the remaining duration of your Contract.

- If you take your first partial Surrender during an Eligible Withdrawal Year, your Withdrawal Percent will never increase above the Withdrawal Percent corresponding with the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender. If such a partial Surrender took place during the first Contract Year, we will use the attained age of the Relevant Covered Life as of Contract issue date to set the Withdrawal Percent. Once the Withdrawal Percent has been established, it will not change for the remaining duration of your Contract. In other words, prior to the Relevant Covered Life turning 80, the longer the first partial Surrender is delayed, the higher your Withdrawal Percent shall be.

     ATTAINED AGE OF RELEVANT COVERED                WITHDRAWAL PERCENT
     LIFE ON THE CONTRACT ANNIVERSARY         SINGLE LIFE         JOINT/SPOUSAL
   PRIOR TO THE FIRST PARTIAL SURRENDER          OPTION               OPTION
--------------------------------------------------------------------------------
                  60 - 64                         5.0%                 4.5%
                  65 - 69                         5.5%                 5.0%
                  70 - 74                         6.0%                 5.5%
                  75 - 79                         6.5%                 6.0%
                    80+                           7.0%                 6.5%

Your Withdrawal Percent may change based on a permissible Covered Life change. If you choose to receive less than your full Lifetime Benefit Payment in any Contract Year; you will not be able to carry remaining amounts forward to future Contract Years.

IS THIS RIDER DESIGNED TO PAY YOU A DEATH BENEFIT?

Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or Annuitant. Termination of this rider will result in the rescission of the Guaranteed Minimum Death Benefit and result in your Beneficiary receiving the Contract Value as of the date we receive due proof of death. Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:

    A. If cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar

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       basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.

    C. For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Please refer to the section labeled "CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT" for more information on the continuation of the Lifetime Benefit Payments by your Spouse.

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Yes.

CAN YOU REVOKE THIS RIDER?

Yes. Anytime following the earlier of Spousal Contract continuation or the 5th Contract Year, the Contract Owner may also elect to revoke the Lifetime Withdrawal Benefits whereupon we will deduct one last pro-rated fee for this rider and only the Guaranteed Minimum Death Benefit shall continue to apply. Certain changes in the Covered Life will also constitute a revocation of the Withdrawal Benefits. A Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

In the event that this rider is terminated, whether as a result of your actions or ours, your Lifetime Benefit Payments will cease; your Payment Base will be eliminated, the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.

WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?

Please refer to the discussion under "DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?" for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under this rider. If Your Contract Value is reduced below our minimum Contract Value rules in effect on a particular Valuation Day, and your Lifetime Benefit Payment amount remains greater than zero, then we will consider this date as your Annuity Commencement Date and we will no longer accept subsequent Premium Payments.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Inasmuch as this rider is affected only by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a re-calculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.

Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new Relevant Covered Life.

After the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change.

Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change.

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You may not convert your Joint/Spousal Option election to a Single Life Option. In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then we will:

    A. If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Withdrawal Benefits of this rider and continue the Guaranteed Minimum Death Benefit only. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.

    B. If the older Covered Life after the change exceeds the maximum age limitation of the rider at the time of the change, or we no longer offer this rider, then the rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then:

    A. If we no longer offer this rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Withdrawal Benefit will terminate. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or

    B. If we offer this rider and: (i) if partial Surrenders have been taken prior to the first Contract Anniversary, then we will use the attained age of the oldest Covered Life as of the rider effective date to reset the Withdrawal Percent, or (ii) if partial Surrenders have not been taken prior to the first Contract Anniversary, then we will use the attained age of the older Covered Life as of the Contract Anniversary prior to the first partial Surrender to reset the Withdrawal Percent. The Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change; or

    C. If we offer this rider and the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If the rider is no longer available for sale, we will determine the issue age limitation of the rider on a non-discriminatory basis.

The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.

SINGLE LIFE OPTION ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving             The Annuitant is living or       Joint Contract Owner receives
                                 non-spousal Contract Owner       deceased                         the Death Benefit and this
                                                                                                   rider terminates
Contract Owner                   There is a surviving spousal     The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit and this
                                                                                                   rider can continue under
                                                                                                   Spousal Contract continuation
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Designated
                                 Owner                            deceased                         Beneficiary receives the Death
                                                                                                   Benefit
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Estate
                                 Owner or Beneficiary             deceased                         receives the Death Benefit
Annuitant                        Contract Owner is living         There is no Contingent           Contract continues, no Death
                                                                  Annuitant and the Contract       Benefit is paid, and this rider
                                                                  Owner becomes the Contingent     continues
                                                                  Annuitant
Annuitant                        Contract Owner is living         There is no Contingent           Rider terminates and Contract
                                                                  Annuitant and the Contract       Owner receives the Death
                                                                  Owner waives their right to      Benefit
                                                                  become the Contingent Annuitant
Annuitant                        Contract Owner is Living         Contingent Annuitant is Living   Contingent Annuitant becomes
                                                                                                   the Annuitant and the Contract
                                                                                                   and this rider continues

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JOINT/SPOUSAL ELECTION:

IF THE DECEASED IS . . .                 AND . . .                          AND . . .                       THEN THE . . .
Contract Owner               There is a surviving Contract      The Annuitant is living or         The surviving Contract Owner
                             Owner                              deceased                           continues the Contract and rider;
                                                                                                   we will increase the Contract
                                                                                                   Value to the Death Benefit value
Contract Owner               There is no surviving Contract     The Spouse is the sole primary     Follow Spousal Contract
                             Owner                              beneficiary                        continuation rules for joint life
                                                                                                   elections
Contract Owner               There is no surviving Contract     The Annuitant is living or         Rider terminates and Contract
                             Owner or Beneficiary               deceased                           Owner's estate receives the Death
                                                                                                   Benefit
Annuitant                    The Contract Owner is living       There is a Contingent Annuitant    The Rider continues; upon the
                                                                                                   death of the last surviving
                                                                                                   Covered Life, the rider will
                                                                                                   terminate.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

-   SINGLE LIFE OPTION:

If a Covered Life dies and the Beneficiary is the deceased Covered Life's Spouse at the time of death, such Spouse may continue the Contract. If the Spouse elects to continue the Contract and this rider, we will continue the rider with respect to all Lifetime Withdrawal Benefits at the charge that is currently being assessed for new sales of this rider at the time of continuation. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be re-determined on the date of Spousal Contract continuation. If the new Covered Life is less than age 81 at the time of the Spousal Contract continuation, and the rider is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal Contract continuation. If the new Covered Life is 81 or older at the time of the Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.

If we are no longer offering this rider at the time of Spousal Contract continuation, we will revoke the Lifetime Withdrawal Benefit, the Guaranteed Minimum Death Benefit will be set equal to the Contract Value and the rider charge will no longer be assessed.

-   JOINT/SPOUSAL OPTION:

This rider is designed to facilitate the continuation of your rights under this rider by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater and we will continue the rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:

- The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal Contract continuation date;

- The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal Contract continuation date;

- The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Contract Anniversary prior to the first partial Surrender; and

- The Lifetime Benefit Payment will be recalculated to equal the Withdrawal Percent multiplied by the greater of the Contract Value or Payment Base on the date of Spousal Contract continuation.

The remaining Covered Life can not name a new Owner of the Contract. Any new beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. The rider will then terminate upon the death of the remaining Covered Life.

If the Spouse elects to continue the Contract and revoke the Lifetime Withdrawal Benefit, we will assess the charge on the revocation date and it will no longer be assessed thereafter. The Covered Life will be re-determined on the date of Spousal Contract continuation for purposes of the Guaranteed Minimum Death Benefit. If the age of the Covered Life is greater than the age limitation of the rider at the time of Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will equal the Contract Value.

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WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value and will not be able to elect any of the annuitization options allowed under this rider. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our minimum Contract Value then in effect. By annuitizing your Contract and choosing an income option, you will be exchanging your accumulated savings and Death Benefits for a guaranteed income stream.

If your Contract Value is reduced below our minimum Contract Value then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. We will then issue you a payout annuity. You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.

-   SINGLE LIFE OPTION:

If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.

If the older Annuitant is age 59 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.

If the Annuitant is alive and the older Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of your Withdrawal Percent or 5%. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

This option may not be available if the Contract is issued to qualify under Code
Section 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

-   JOINT/SPOUSAL OPTION:

If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.

If the younger Annuitant is alive and age 59 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.

If the Annuitant is alive and the younger Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a minimum number of years.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of Withdrawal Percent or 4.5%. Therefore, the higher your then remaining Guaranteed Minimum Death Benefit is at the time of annuitization, the longer the time period you will be entitled to receive annuitization payments. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

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These options may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value on and after the effective date of a Covered Life change. We may also prohibit investment in any Sub-Account; require you to allocate your Contract Value in one of a number of asset allocation models, investment programs or fund of funds Sub-Accounts. Any transfers required to reallocate Contract Value will not be used in determining the number of transfers allowed during a Contract Year. If the restrictions are violated, the Withdrawal Benefit will be revoked but the Guaranteed Minimum Death Benefit will continue to apply.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We will not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments to in excess of $100,000 without prior approval. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments. This restriction is not currently enforced.

CAN WE AGGREGATE CONTRACTS?

Yes. For purposes of determining the Payment Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.

We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The benefits under this rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate this rider and allow us to terminate the rider.

- Your annual Lifetime Benefit Payment may fluctuate based on changes in the Payment Base and Contract Value. The Payment Base is sensitive to partial Surrenders in excess of the Lifetime Benefit Payment/Threshold. It is therefore possible that Surrenders and subsequent Premium Payments within the same Contract Year, whether or not equal to one another, can result in lower Lifetime Benefit Payments.

- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these "lifetime" benefits. First, you may no longer invest additional Premium Payments. Second, any Death Benefit, whether standard or optional, will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize (because you reach the Annuity Commencement Date or your Guaranteed Minimum Withdrawal Benefit requires annuitization because the Contract Value has fallen below our minimum Contract Value then in effect), lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.

- Even though this rider is designed to provide "living benefits," you should not assume that you will necessarily receive "payments for life" if you have violated any of the terms of this rider.

- The amount of the Withdrawal Percent used to compute your Lifetime Benefit Payment is frozen based on the date of the first partial Surrender.

- The determination of the "Relevant" Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.

- We may terminate this rider post-election based on your violation of benefit rules and may otherwise withdraw this rider for new sales at any time.

- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.

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- You may select this rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits during the time you own this Contract. If you elect this rider you will not be eligible for the standard Death Benefits or be able to elect optional riders other than MAV Plus.

- When the Single Life Option is chosen, your Spouse may find continuation of this rider to be unavailable or unattractive after the death of the Covered Life. Continuation of the benefits available in this optional rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.

- The Joint/Spousal Option provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under this rider.

- Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.

-   This rider may not be suitable if a Covered Life is under attained age 60.

- The purchase of an optional withdrawal benefit feature may not be appropriate for contracts owned by certain types of non-natural entities, including Charitable Trusts. Because many non-natural entities are required to make certain periodic distributions and those amounts may be different than the withdrawal amounts permitted by the optional withdrawal benefit feature, you may wish to consult with your tax advisor to help determine the appropriateness of this benefit.

- We do not automatically increase payments under the Automatic Income Program if your Lifetime Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

- The 2009 change to the Internal Revenue Code pertaining to Required Minimum Distributions do not change the calculation of your eligible withdrawal amount under the rider if you are enrolled in the Automatic Income Program.

C. THE HARTFORD'S LIFETIME INCOME BUILDER II

OBJECTIVE

Protect your investment from poor market performance through potential annual automatic Payment Base increases, provide longevity protection through Lifetime Benefit Payments, and ensure a Death Benefit equivalent to the greater of Premium Payments reduced for partial Surrenders or Contract Value.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider provides two separate but bundled benefits that help achieve this goal. In other words, this rider is a guarantee that you can access two ways:

- LIFETIME WITHDRAWAL BENEFIT. This rider provides a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life's 60th birthday, until the first death of any Covered Life ("Single Life Option") or until the second death of any Covered Life ("Joint/Spousal Option"). Lifetime Benefit Payments are maximum amounts that can be withdrawn each year based on the higher of your Payment Base or Contract Value on each Contract Anniversary, as adjusted by annual Payment Base increases, multiplied by the applicable Withdrawal Percent. In an Eligible Withdrawal Year, your initial Lifetime Benefit Payment is equal to the Payment Base multiplied by the applicable Withdrawal Percentage. Payments may continue even if the Contract Value has been reduced to below our minimum Contract Value. The Withdrawal Percent varies based upon the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender, and the survivor option chosen. Any partial Surrender taken prior to the Contract Anniversary following the Relevant Covered Life's 60th birthday will reduce the Payment Base and your future Lifetime Benefit Payment. Such partial Surrender may potentially eliminate your Lifetime Benefit Withdrawal Guarantee.

- GUARANTEED MINIMUM DEATH BENEFIT. This guaranteed minimum Death Benefit provides a Death Benefit equal to the greater of Premium Payments reduced for Partial Surrenders or Contract Value as of the date due proof of death is received for any Contract Owner or Annuitant. PARTIAL SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT.

WHEN CAN YOU BUY THIS RIDER?

The Hartford's Lifetime Income Builder II is closed to new investors.

When you buy this rider, you must provide us with the names and ages of the Owner, any joint Owner, Annuitant and Beneficiary.

A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.

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For the Single Life Option, the Covered Life is most often the same as the Contract Owner and joint Owner (which could be two different people). In the Joint/Spousal Option, the Covered Life is most often the Contract Owner and his or her Spouse, as joint Owner or Beneficiary.

The Relevant Covered Life will be one factor used to establish your Withdrawal Percent. When the Single Life Option is chosen, we use the older Covered Life as the Relevant Covered Life; and when the Joint/Spousal Option is chosen, we use the younger Covered Life as the Relevant Covered Life.

The maximum age of any Contract Owner or Annuitant when electing this rider is
75. When the Joint/Spousal Option is chosen, the Beneficiary also must be younger than age 76.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect this rider, you may not elect any rider other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for this rider is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary AFTER your Anniversary Value and Payment Base have been computed and prior to all other financial transactions. In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for this rider will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.

We reserve the right to increase the charge for this rider up to a maximum rate of 0.75% any time on or after the fifth anniversary of electing this rider or five years from the date from which we last notified you of a fee increase, whichever is later. Fee increases will not apply if (a) the age of the Relevant Covered Life is 80 or older; or (b) you notify us in writing of your election to permanently waive automatic Payment Base increases. This fee may not be the same as the fee that we charge new purchasers.

Subject to the foregoing limitation, we also reserve the right to charge a different fee for this rider to any new Contract Owners as a result of a change of Covered Life. Unless exempt, we will automatically deduct rider fees, as they may be increased from time to time.

We may offer a lower fee to customers who agree to participate in any asset allocation models, investment programs, or fund-of-funds we may designate from time to time.

You will receive advanced notice of any fee increase. You may decline the fee increase and permanently waive automatic Payment Base increases by:

-   Notifying us in writing, verbally or electronically, if available.

- Written notifications must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of declining the fee increase. We will take direction from one joint Owner. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuiness of any election.

- We will accept your notification up to 60 days prior to the Contract Anniversary on which the fee increase is scheduled to become effective.

- We will only honor notifications from the Owner or joint Owner and not through your broker.

- Your decision to decline the fee increase and waive automatic Payment Base increases is irrevocable. You will not be able to accept the fee increase and resume automatic Payment Base increases in the future.

- If you decline the fee increase, your Lifetime Benefit Payment will continue to be reset on each Contract Anniversary according to the rider's rules.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. Your initial Payment Base equals your initial Premium Payment. Your Payment Base will fluctuate based on subsequent Premium Payments and partial Surrenders as well as automatic Payment Base increases. Your Payment Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Payment Base above this ceiling will not be included for any benefits under this rider. The Payment Base will be recalculated based on certain changes in Covered Lives.

- Automatic Payment Base increases. Your Payment Base may fluctuate based on annual "automatic Payment Base increases." You will be qualified for annual automatic Payment Base increases commencing on your first Contract Anniversary. Automatic Payment

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  Base increases will cease upon the earlier of the Annuity Commencement Date or the Contract Anniversary immediately following the Relevant Covered Life's attained age of 80. Automatic Payment Base increases are based on your then current Anniversary Value (prior to the rider charge being taken) divided by your Maximum Contract Value and then reduced by 1. In no event will this factor be less than 0% or greater than 10%. Automatic Payment Base increases will not take place if the investment performance of your Sub-Accounts is neutral or negative.

- Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis.

- Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior or during an Eligible Withdrawal Year, and (b) if the cumulative amount of all partial Surrenders during any Contract Year exceeds the applicable Threshold, as discussed below:

    A. If cumulative partial Surrenders taken during any Contract Year and prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will not reduce the Payment Base.

    C. For any partial Surrender that first causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable CDSC.

Partial Surrenders will diminish the Guaranteed Minimum Death Benefit.

See Examples 7, 8 and 10-14 under The Hartford's Lifetime Income Builder II.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

Yes. However, your Withdrawal Percentage and therefore the amount of your Lifetime Benefit Payment, is dependent upon when you take your first partial Surrender. For instance:

- If you take your first partial Surrender before an Eligible Withdrawal Year, your Withdrawal Percent will never increase above 5% for Single Life Option or 4.5% for Joint/Spousal option for the remaining duration of your Contract.

- If you take your first partial Surrender during an Eligible Withdrawal Year, your Withdrawal Percent will never increase above the Withdrawal Percent corresponding with the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender. If such a partial Surrender took place during the first Contract Year, we will use the attained age of the Relevant Covered Life as of Contract issuance to set the Withdrawal Percent. Once the Withdrawal Percent has been established, it will not change for the remaining duration of your Contract. In other words, prior to the Relevant Covered Life turning 80, the longer the first partial Surrender is delayed, the higher your Withdrawal Percent shall be.

     ATTAINED AGE OF RELEVANT COVERED                WITHDRAWAL PERCENT
     LIFE ON THE CONTRACT ANNIVERSARY         SINGLE LIFE         JOINT/SPOUSAL
   PRIOR TO THE FIRST PARTIAL SURRENDER          OPTION               OPTION
--------------------------------------------------------------------------------
                  60 - 64                         5.0%                 4.5%
                  65 - 69                         5.5%                 5.0%
                  70 - 74                         6.0%                 5.5%
                  75 - 79                         6.5%                 6.0%
                    80+                           7.0%                 6.5%

Your Withdrawal Percent may change based on a permissible Covered Life change. If you choose to receive less than your full Lifetime Benefit Payment in any Contract Year, you will not be able to carry remaining amounts forward to future Contract Years.

See Examples 1-6 and 11-14 under The Hartford's Lifetime Income Builder II.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or

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Annuitant. Termination of this rider will result in the rescission of the Guaranteed Minimum Death Benefit and result in your Beneficiary receiving the Contract Value as of the date we receive due proof of death. Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:

    A. If cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.

    C. For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Please refer to the section labeled "CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT" for more information on the continuation of the Lifetime Benefit Payments by your Spouse.

See Examples 9, 10 and under The Hartford's Lifetime Income Builder II.

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Yes.

CAN YOU REVOKE THIS RIDER?

No. However, a Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?

Please refer to "DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?" for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under this rider. If Your Contract Value is reduced below our minimum Contract Value rules in effect on a particular Valuation Day, and your Lifetime Benefit Payment amount remains greater than zero, then we will consider this date as your Annuity Commencement Date and we will no longer accept subsequent Premium Payments.

See Examples 7, 8 and 10-14 under The Hartford's Lifetime Income Builder II.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Inasmuch as this rider is affected only by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a re-calculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.

Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new relevant Covered Life.

After the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change.

Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change.

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You may not convert your Joint/Spousal Option election to a Single Life Option. In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then:

    A. If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Withdrawal Benefits of this rider and continue the Guaranteed Minimum Death Benefit only. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.

    B. If the older Covered Life after the change exceeds the maximum age limitation of the rider at the time of the change, or we no longer offer this rider, then the rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then we will:

    A. If we no longer offer this rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Withdrawal Benefit will terminate. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or

    B. If we offer this rider and: (i) if partial Surrenders have been taken prior to the first Contract Anniversary, then we will use the attained age of the oldest Covered Life as of the rider effective date to reset the Withdrawal Percent, or (ii) if partial Surrenders have not been taken prior to the first Contract Anniversary, then we will use the attained age of the older Covered Life as of the Contract Anniversary prior to the first partial Surrender to reset the Withdrawal Percent. The Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change. The Maximum Contract Value will be recalculated to equal the Contract Value on the date of the change; or

    C. If we offer this rider and the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If the rider is no longer available for sale, we will determine the issue age limitation of the rider on a non-discriminatory basis.

The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.

SINGLE LIFE OPTION ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving             The Annuitant is living or       Joint Contract Owner receives
                                 non-spousal Contract Owner       deceased                         the Death Benefit and this
                                                                                                   rider terminates
Contract Owner                   There is a surviving spousal     The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit and this
                                                                                                   rider can continue under
                                                                                                   Spousal Contract continuation
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Designated
                                 Owner                            deceased                         Beneficiary receives the Death
                                                                                                   Benefit
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Estate
                                 Owner or Beneficiary             deceased                         receives the Death Benefit
Annuitant                        Contract Owner is living         There is no Contingent           Contract continues, no Death
                                                                  Annuitant and the Contract       Benefit is paid, and this rider
                                                                  Owner becomes the Contingent     continues
                                                                  Annuitant
Annuitant                        Contract Owner is living         There is no Contingent           Rider terminates and Contract
                                                                  Annuitant and the Contract       Owner receives the Death
                                                                  Owner waives their right to      Benefit
                                                                  become the Contingent Annuitant
Annuitant                        Contract Owner is Living         Contingent Annuitant is Living   Contingent Annuitant becomes
                                                                                                   the Annuitant and the Contract
                                                                                                   and this rider continues

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JOINT/SPOUSAL ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving Contract    The Annuitant is living or       The surviving Contract Owner
                                 Owner                            deceased                         continues the Contract and
                                                                                                   rider; we will increase the
                                                                                                   Contract Value to the Death
                                                                                                   Benefit value
Contract Owner                   There is no surviving Contract   The Spouse is the sole primary   Follow Spousal Contract
                                 Owner                            beneficiary                      continuation rules for joint
                                                                                                   life elections
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates and Contract
                                 Owner or Beneficiary             deceased                         Owner's estate receives the
                                                                                                   Death Benefit
Annuitant                        The Contract Owner is living     There is a Contingent Annuitant  The Rider continues; upon the death of the last surviving
                                                                                                   Covered Life, the rider will
                                                                                                   terminate.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

-   SINGLE LIFE OPTION:

If a Covered Life dies and the Beneficiary is the deceased Covered Life's Spouse at the time of death, such Spouse may continue the Contract. If the Spouse elects to continue the Contract and this rider, we will continue the rider with respect to all Lifetime Withdrawal Benefits at the charge that is currently being assessed for new sales at the time of continuation. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be re-determined on the date of Spousal Contract continuation. If the new Covered Life is less than age 81 at the time of the Spousal Contract continuation, and the rider is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal Contract continuation. If the new Covered Life is 81 or older at the time of the Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.

If we are no longer offering this rider at the time of Spousal Contract continuation, we will revoke the Lifetime Withdrawal Benefit, the Guaranteed Minimum Death Benefit will be set equal to the Contract Value and the rider charge will no longer be assessed.

-   JOINT/SPOUSAL OPTION:

This rider is designed to facilitate the continuation of your rights under this rider by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater and we will continue the rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:

- The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal Contract continuation date

- The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal Contract continuation date

- The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Contract Anniversary prior to the first partial Surrender

- The Lifetime Benefit Payment will be recalculated to equal the Withdrawal Percent multiplied by the greater of the Contract Value or Payment Base on the date of Spousal Contract continuation.

The remaining Covered Life can not name a new owner on the Contract. Any new beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. The rider will terminate upon the death of the remaining Covered Life.

If the Spouse elects to continue the Contract and revoke the Lifetime Withdrawal Benefit, we will assess the charge on the revocation date and it will no longer be assessed thereafter. The Covered Life will be re-determined on the date of Spousal Contract continuation for purposes of the Guaranteed Minimum Death Benefit. If the Covered Life is greater than the age limitation of the rider at the

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time of Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will equal the Contract Value.

See Example 17 under The Hartford's Lifetime Income Builder II.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value and will not be able to elect any of the annuitization options allowed under this rider. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our minimum Contract Value then in effect.

If your Contract Value is reduced below our minimum Contract Value then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. We will then issue you a payout annuity. You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.

-   SINGLE LIFE OPTION:

If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.

If the older Annuitant is age 59 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.

If the Annuitant and joint Annuitant are alive and the older Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or 5%. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

This option may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

-   JOINT/SPOUSAL OPTION:

If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.

If the younger Annuitant is alive and age 59 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.

If the Annuitant is alive and the younger Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a minimum number of years.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or 4.5%. Therefore, the higher your then remaining Guaranteed Minimum Death Benefit is at the time of annuitization, the longer the time period you will be entitled to receive annuitization payments. The frequencies will be among those

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offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

These options may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?


Yes. We may reserve the right to prohibit investment in any Sub-Account; require you to allocate your Contract Value in one of a number of asset allocation models, investment programs or fund of funds Sub-Accounts. We also reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value on and after the effective date of any Covered Life change. Any transfers required to reallocate Contract Value will not be used in determining the number of transfers allowed during a Contract Year. If the restrictions are violated, the Withdrawal Benefit will be revoked but the Guaranteed Minimum Death Benefit will continue to apply.


ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We will not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments to in excess of $100,000 without prior approval. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments. This restriction is not currently enforced.

See Examples 9 and 10 under The Hartford's Lifetime Income Builder II.

CAN WE AGGREGATE CONTRACTS?

Yes. For purposes of determining the Payment Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.

We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The benefits under this rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate this rider and allow us to terminate the rider.

- Your annual Lifetime Benefit Payments may fluctuate based on changes in the Payment Base and Contract Value. The Payment Base is sensitive to partial Surrenders in excess of the Lifetime Benefit Payment/Threshold. It is therefore possible that Surrenders and subsequent Premium Payments within the same Contract Year, whether or not equal to one another, can result in lower Lifetime Benefit Payments.

- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these "lifetime" benefits. First, you may no longer invest additional Premium Payments. Second, any Death Benefit, whether standard or optional, will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize (because you reach the Annuity Commencement Date or your Guaranteed Minimum Withdrawal Benefit requires annuitization because the Contract Value has fallen below our minimum Contract Value then in effect), you will forfeit automatic Payment Base increases (if applicable) and lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.

- Even though this rider is designed to provide "living benefits," you should not assume that you will necessarily receive "payments for life" if you have violated any of the terms of this rider.

- The amount of the Withdrawal Percent used to compute your Lifetime Benefit Payment is frozen based on the date of the first partial Surrender.

- The determination of the "Relevant" Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.

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- We may terminate this rider post-election based on your violation of benefit rules and may otherwise withdraw this rider for new sales at any time. In the event that this rider is terminated by us, your Lifetime Benefit Payments will cease; your Payment Base, including any automatic Payment Base increases will be eliminated, the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.

- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.

- You may select this rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits during the time you own this Contract. If you elect this rider you will not be eligible for the standard Death Benefits or able to elect optional riders other than MAV Plus.

- When the Single Life Option is chosen, Spouses may find continuation of this rider to be unavailable or unattractive after the death of the Contract Owner. Continuation of the benefits available in this optional rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.

- The Joint/Spousal Option provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under this rider.

- Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.

-   This rider may not be suitable if a Covered Life is under attained age 60.

- Annuity pay-out options available subsequent to the Annuity Commencement Date may not necessarily provide a stream of income for your lifetime and may be less than Lifetime Benefit Payments.

- We do not automatically increase payments under the Automatic Income Program if your Lifetime Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

- The purchase of an optional withdrawal benefit feature may not be appropriate for contracts owned by certain types of non-natural entities, including Charitable Trusts. Because many non-natural entities are required to make certain periodic distributions and those amounts may be different than the withdrawal amounts permitted by the optional withdrawal benefit feature, you may wish to consult with your tax advisor to help determine the appropriateness of this benefit.

D. THE HARTFORD'S PRINCIPAL FIRST

OBJECTIVE

Protect your investment from poor market performance through annual Benefit Payments until the Benefit Amount is reduced to zero.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider protects your investment by guaranteeing Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted. You may also elect "step-ups" that reset your Benefit Amount to the then prevailing Contract Value.

You or your Spouse (if Spousal Contract continuation has been chosen) may elect to step-up your Benefit Amount following the 5th Contract Year that you added this rider to your Contract and again on each fifth anniversary from the last time you elected to step-up your Benefit Amount (or upon Spousal Contract continuation, whichever is earlier)(these dates are called "election dates" in this section). Your Benefit Amount will then become the Contract Value as of the close of business on the Valuation Date that you properly made this election. Each time that you exercise step-up rights, your Benefit Payment will be reset to 7% of the new Benefit Amount, but will never be less than your then existing Benefit Payment. You must follow certain requirements to make this election:

- We will accept requests for a step-up in writing, verbally or electronically, if available.

- Written elections must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of making this election. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuiness of any election.

- We will not accept any election request prior to an election date. You may not post-date your election.

- If an election form is received in good order on or after an election date, the step-up will occur as of the close of business on the Valuation Day that the request is received by us at our Administrative Office. We reserve the right to require you to elect step-ups only on Contract Anniversaries.

- We will not honor any election request if your Contract Value is less than your Benefit Amount effective as of the step-up effective date.

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- Your election is irrevocable. This means that if your Contract Value increases after your step-up, you can not ask us to reset your Benefit Amount again until your next election date. The fee for this rider may also change when you make this election and will remain in effect until your next election, if any.

WHEN CAN YOU BUY THIS RIDER?

You may elect this benefit at any time, provided we are still offering this rider for new sales.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect this rider, you may not elect any riders other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The annual charge for this rider is based on your daily Sub-Account Value and is deducted daily. The charge continues to be deducted until we begin to make Annuity Payouts.

We will recalculate the charge each time that you step-up your Benefit Amount. The fee at the time of step-up will be the charge that we are then currently charging other customers who have previously elected this rider and have elected to step-up. This fee may not be the same as, but will not be more than, the fee that we charge new purchasers or the fee we set before we cease offering this rider. If we cease sales of this rider, we will predetermine the rider charge on a non-discriminatory basis. Before you decide to exercise your step-up privileges, you should request a current prospectus which will describe the then current charge effective upon exercising step-up rights.

We also reserve the right to increase the charge for this rider up to a maximum rate of 0.75% any time on or after the fifth anniversary of electing this rider or five years from the date from which we last notified you of a fee increase, whichever is later. The fee increase will only apply if you elect to step-up your Benefit Amount. Subject to limitation, we also reserve the right to charge a different fee for this rider to any new Contract Owners as a result of a change of ownership of this Contract.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. If elected at the time of Contract issuance, your initial Benefit Amount is your initial Premium Payment. If elected after the Contract has been issued, your initial Benefit Amount will be the based on your Contract Value at the time the rider is elected. Any time after the 5th Contract Year that this rider has been in effect and thereafter on each fifth anniversary of the last step-up (or sooner upon Spousal Contract continuation); you (or your Spouse if Spousal Contract continuation rights have been elected) may elect to step-up the Benefit Amount to the Contract Value.

Your Benefit Amount will fluctuate based on subsequent Premium Payments or partial Surrenders. Partial Surrenders in excess of your Benefit Payments may also trigger a recalculation of the Benefit Amount and future Benefit Payments. Your Benefit Amount can never be more than $5 million.

You cannot elect the step-up privilege if your then current Benefit Amount is higher than your Contract Value on step-up dates.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

No. You can continue to take Benefit Payments until the Benefit Amount has been depleted. Once the initial Benefit Amount has been determined, we calculate the Benefit Payment. The maximum Benefit Payment is 7% of your Benefit Amount on rider effective date, or if more recently, the last date on which a step up was elected, or the Benefit Amount was reduced due to a partial Surrender exceeding the Benefit Payment. Benefit Payments can begin at any time and can be taken on any schedule that you request. Benefit Payments are non-cumulative, which means that your Benefit Payment will not increase in the future if you fail to take your full Benefit Payment for the current year. For example, if you do not take 7% one year, you may not take more than 7% the next year.

If you elect this rider when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you purchase this rider after you purchase your Contract, we count the first year as the time between the date we added this rider to your Contract and your next Contract Anniversary, which could be less than a year.

Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by 7% of the amount of the subsequent Premium Payment.

Your Benefit Amount cannot be less than $0 or more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.

Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value and Benefit Amount. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your annual Benefit Payment include any applicable Contingent Deferred Sales Charge.

IF, IN ONE YEAR, YOUR SURRENDERS TOTAL MORE THAN YOUR BENEFIT PAYMENT, WE WILL RE-CALCULATE YOUR BENEFIT AMOUNT AND YOUR BENEFIT PAYMENT COULD BE SIGNIFICANTLY LOWER IN THE FUTURE. Any time we recalculate your Benefit Amount or your Benefit Payment, we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

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Whenever a partial Surrender is made, the Benefit Amount will be equal to the amount determined in either (A) or (B) as follows:

A. If the total partial Surrenders since the later of (i) the most recent Contract Anniversary, or (ii) the Valuation Day that the Benefit Payment was last established (excluding establishments for subsequent Premium Payments), are equal to or less than the Benefit Payment, the Benefit Amount becomes the Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.

B. If the total partial Surrenders as determined in (A) above exceed the Benefit Payment, the Benefit Amount will have an automatic reset to the greater of zero or the lesser of (i) or (ii) as follows:

       (i)  The Contract Value immediately following the partial Surrender; or

       (ii) The Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.

Please refer to examples 2 - 7 for The Hartford's Principal First in Appendix I for illustrations regarding recalculation of your Benefit Amount.

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on a calendar year basis (i.e., compared to a Contract Year basis), usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, which will cause a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

No. However, partial Surrenders will reduce the standard Death Benefit.

DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?

No.

CAN YOU REVOKE THIS RIDER?

No. However, a Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?

Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value and Benefit Amount. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable CDSC.

If, in one year, your Surrenders total more than your Benefit Payment, we will re-calculate your Benefit Amount and your Benefit Payment could be significantly lower in the future. Any time we re-calculate your Benefit Amount or your Benefit Payment, we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

If your Contract Value is reduced to zero due to receiving Benefit Payments, and you still have a Benefit Amount, you will continue to receive a Benefit Payment through a fixed Annuity Payout option until your Benefit Amount is depleted. While you are receiving payments under fixed Annuity Payout options, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining Benefit Payments. You can Surrender your entire Contract Value any time; however, you will receive your Contract Value at the time you request a full Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount that you would have received under this rider.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

If you change the ownership or assign this Contract to someone other than your Spouse after 12 months of electing this rider, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future. The Benefit Amount will be recalculated to equal the lesser of:

-   The Benefit Amount immediately prior to the ownership change or assignment;
    or

-   The Contract Value at the time of the ownership change or assignment.

The Benefit Payment will then be reset to 7% of the new Benefit Amount.

If the Owner dies and the sole Beneficiary is the Owner's Spouse, then the surviving Spouse can either become the Contract Owner or elect to receive the standard Death Benefit.

You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

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CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

Yes. If the Owner dies and the Beneficiary is the deceased Owner's Spouse at the time of death, the Spouse may continue the Contract and this rider. This right may be exercised only once during the term of the Contract.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

You may elect the annuitization option at any time. If you annuitize your Contract, you may choose this Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option (called the "PF Annuity Payout Option"), we will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Owner or the Annuitant should die before the PF Annuity Payout Period is complete, the remaining payments will be made to the Beneficiary. The PF Annuity Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options. If you, the joint Owner or Annuitant die before the Annuity Calculation Date and all of the Benefit Payments guaranteed by us have not been made, the Beneficiary may elect to take the remaining Benefit Payments by electing the PF Annuity Payout Option or any of the Death Benefit options offered in your Contract. If the Annuitant dies after the Annuity Calculation Date and before all of the Benefit Payments guaranteed by us have been made, the payments will continue to be made to the Beneficiary. If your Contract Value is reduced to zero, you will receive a fixed dollar amount Annuity Payout option until your Benefit Amount is depleted.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

No.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

No; however, your Benefit Amount cannot be more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.

CAN WE AGGREGATE CONTRACTS?

We reserve the right to treat all Contracts issued to you by us or one of our affiliates as one Contract for purposes of this rider. This means that if you purchase two Contracts from us in any twelve month period and elect any optional withdrawal benefit rider on both Contracts, withdrawals from one Contract may be treated as withdrawals from the other Contract.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The annual percentage used for determining Benefit Payments is not a fixed rate of return. The Contract Value used to set Benefit Payments is based on the investment performance of your Sub-Accounts.

- Benefit Payments cannot be carried forward from one year to the next. You will not be warned if you take less than the maximum withdrawals available without triggering recalculation of your Benefit Payments.

- Annual Surrenders exceeding 7% accelerate depletion of your Benefit Amount even if you use the Automatic Income Program to meet RMD requirements. No reliable assumptions can be made that your payments will continue for any particular number of years.

- Additional contributions made to your Contract after withdrawals have begun may not restore the previous amount of Benefit Payments, even if the additional contribution restores the Benefit Amount to the previous Benefit Amount.

- Voluntary or involuntary annuitization will terminate Benefit Payments. Annuity Payout options available subsequent to the Annuity Commencement Date may be less than Benefit Payments.

- There are no assurances made or implied that automatic Benefit Amount increases will occur and if occurring, will be predictable.

- When the Contract Value is small in relation to the Benefit Amount, Surrenders may have a significant effect on future Benefit Payments.

- We do not automatically increase payments under the Automatic Income Program if your Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Benefit Payments and your eligible Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

- The 2009 change to the Internal Revenue Code pertaining to Required Minimum Distributions do not change the calculation of your eligible withdrawal amount under the rider if you are enrolled in the Automatic Income Program.

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8. MISCELLANEOUS

A. DEFINITIONS

Except as provided elsewhere in this prospectus, the following capitalized terms shall have the meaning ascribed below:

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those Payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.


ADMINISTRATIVE OFFICE: Our overnight mailing address is:



The Hartford Wealth Management - Individual Annuities, 745 West New Circle Road Building 200, 1st Floor, Lexington, KY 40511. Our standard mailing address is:
The Hartford Wealth Management - Individual Annuities, PO Box 14293, Lexington, KY 40512-4293


ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, as adjusted for subsequent Premium Payments and partial Surrenders.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Sub-Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is issued. Except as otherwise provided, the Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, unless we, in our sole discretion, agree to postpone to another date following our receipt of an extension request.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive benefits pursuant to the terms of the Contract upon the death of any Contract Owner and Annuitant as the case may be.

BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under The Hartford's Principal First, The Hartford's Principal First Preferred and The Hartford's Lifetime Income Builder. The Benefit Amount is comprised of net Premium Payments, less any Payment Enhancements, if applicable, and may be subject to periodic step ups when The Hartford's Principal First or The Hartford's Lifetime Income Builder have been elected.

BENEFIT PAYMENT: The maximum guaranteed amount that may be withdrawn each Contract Year under The Hartford's Principal First, The Hartford's Principal First Preferred or The Hartford's Lifetime Income Builder. A Benefit Payment constitutes a partial Surrender.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

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CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge, if applicable, that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

COVERED LIFE: The governing life or lives used for determining the Lifetime Withdrawal Feature under The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios.

DEATH BENEFIT: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

ELIGIBLE WITHDRAWAL YEAR: As used in The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II, any Contract Year following the Relevant Covered Life's 60th birthday.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature may be called the Fixed Account. Not all forms of Contracts we offer contain a Fixed Accumulation Feature.

FUND: A registered investment company or a series thereof in which assets of a Sub-Account may be invested. We sometimes call the Funds you select a "Sub-Account".

GENERAL ACCOUNT: The General Account includes our company assets, including any money you may have invested in the Fixed Accumulation Feature, if available.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

LIFETIME BENEFIT PAYMENT: The maximum guaranteed amount that can be withdrawn each year pursuant to The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios. A Lifetime Benefit Payment constitutes a partial Surrender. Withdrawals taken prior to an Eligible Withdrawal Year (The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II) or prior to the Lifetime Income Eligibility Date (The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios) are excluded from this definition.

LIFETIME INCOME ELIGIBILITY DATE: Under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios, the date the relevant Covered Life attains age 59 1/2, at which point Lifetime Benefit Payments can begin.

LIFETIME WITHDRAWAL FEATURE: Under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios, a series of Lifetime Benefit Payments in each Contract Year following the Lifetime Income Eligibility Date.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value, adjusted for subsequent Premium Payments and partial Withdrawals, prior to the deceased's 81st birthday or the date of death, if earlier.

MAXIMUM CONTRACT VALUE: The greatest of: (i) the Contract Value on the rider issue date, plus Premium Payments received after such date or (ii) the Contract Value on each subsequent Contract Anniversary, excluding the current Contract Anniversary, plus Premium Payments received after such Contract Anniversary date.

MINIMUM CONTRACT VALUE: Subject to state variations, the Minimum Contract Value we establish from time to time.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

1933 ACT: The Securities Act of 1933, as amended.

1934 ACT: The Securities Exchange Act of 1934, as amended.

1940 ACT: The Investment Company Act of 1940, as amended.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

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PAYEE: The person or party you designate to receive Annuity Payouts.

PAYMENT BASE: The amount used to determine the Lifetime Benefit Payments for The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios. The Payment Base may be subject to automatic annual Payment Base increases when The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios has been elected. In The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios, Payment Base includes Payment Enhancements (Plus Contracts only) and front end sales charges (Edge Contracts only) but excludes any Employee Gross-Up. Your initial Payment Base equals your initial Premium Payment except in regard to a company sponsored exchange program. For Plus contracts, your initial Payment Base includes any Payment Enhancement, if applicable; provided, however, Payment Enhancements are not taken into consideration as such for the purposes of The Hartford's Lifetime Income Foundation or The Hartford's Lifetime Income Builder II.

PAYMENT ENHANCEMENT: An amount we credit to your Contract Value at the time a Premium Payment is made for "Plus" Contracts only. The amount of a Payment Enhancement is based on the cumulative Premium Payments you make to your Contract.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract (not taking into consideration any applicable front-end charges, Payment Enhancements or Employee Gross Up).

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

RELEVANT COVERED LIFE: When the Single Life option is chosen, the Relevant Covered Life will be the older of the Contract Owner(s) if the Contract Owner is a natural person or the Annuitant(s) if the Contract Owner is not a natural person. When the Joint/Spousal Option is chosen, however, the Relevant Covered Life will be the younger of the Contract Owner and his or her Spouse if the Contract Owner is a natural person or the Annuitant if the Contract Owner is not a natural person. As used herein, "attained age" means the chronological age of the Relevant Covered Life as of the most recent Contract Anniversary before requesting any partial Surrender or if a partial Surrender is requested during the first Contract Year, the chronological age of the Relevant Covered Life as of the Contract issuance date.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SPOUSE: A person related to a Contract Owner by marriage pursuant to the Code.

SUB-ACCOUNT: A division of the Separate Account containing shares of a Fund. There is a Sub-Account for each Fund. We sometimes call the Funds you select your "Sub-Account".

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for each Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges (subject to rounding).

THRESHOLD: For the purposes of The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios, the amount used to determine the change in the Payment Base following a partial Surrender in any Contract Year that is not an Eligible Withdrawal Year (The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II) or any Contract Year that is prior to the Lifetime Income Eligibility Date (The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios). For the purposes of these optional riders, the percentage used to determine your Threshold amount is 5% (Single Life Election) or 4.5% Joint/Spousal Election) of the Payment Base.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange. The Exchange generally closes at 4:00 p.m. Eastern Time but may close earlier on certain days and as conditions warrant.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

WE, US OR OUR: Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company, as the case may be.

WITHDRAWAL PERCENT: The multiplier used in calculating Lifetime Benefit Payments under The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios.

YOU: The Owner including any joint Owner(s). We do not capitalize "you" or "your" in this prospectus.

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B. STATE VARIATIONS

The following section describes modifications to this prospectus required by one or more state insurance departments as of the date of this prospectus. Unless otherwise noted, variations apply to all forms of Contracts we issue. References to certain state's variations do not imply that we actually offer Contracts in each such state. These variations are subject to change without notice and additional variations may be imposed as specific states approve new riders.

- ALABAMA - We will accept subsequent Premium Payments only during the first Contract Year (if Contract contains the Fixed Account Rider).

- CALIFORNIA - Any Owner 60 years old or older when purchasing this Contract in California must either elect the Senior Protection Program, or elect to immediately allocate the initial Premium Payments to the other investment options.

  Under the Senior Protection Program, we will allocate your initial Premium Payment to a Money Market Fund Sub-Account (or comparable money market Sub-Account) for the first 35 days your initial Premium Payment is invested. After the 35th day we will automatically allocate your Contract Value according to your most current investment instructions. If you elect the Senior Protection Program you will not be able to participate in any InvestEase (if otherwise available) or Dollar Cost Averaging Program until after the Program has terminated. The Dollar Cost Averaging Plus, Static Asset Allocation Models and certain Automatic Income Programs are not available if you elect the Senior Protection Program. Under the Senior Protection Program any subsequent Premium Payment received during the 35 days after the initial Premium Payment is invested will also be invested in a Money Market Fund Sub-Account (or comparable money market Sub-Account) unless you direct otherwise. You may voluntarily terminate your participation in the Senior Protection Program by contacting us in writing or by telephone. You will automatically terminate your participation in the Senior Protection Program if you allocate a subsequent Premium Payment to any other investment option or transfer Account Value from a Money Market Fund Sub-Account (or comparable money market Sub-Account) to another investment option. When you terminate your participation in the Senior Protection Program you may reallocate your Contract Value in the Program to other investment options; or we will automatically reallocate your Account Value in the Program according to your original instructions 35 days after your initial Premium Payment was invested.

- CONNECTICUT - There are no investment restrictions on the Sub-Accounts that you may invest in while subject to The Hartford's Principal First Preferred benefits. If you elect that rider, our approval is required for any subsequent Premium Payments if the Premium Payments for all deferred variable annuity Contracts issued by us or our affiliates to you equal or exceed $100,000. For Connecticut residents that elect The Hartford's Principle First Preferred, The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II or The Hartford's Lifetime Income Foundation, contract aggregation provisions do not apply.

- FLORIDA - The limit on Death Benefits imposed when aggregate Premium Payments total $5 million or more does not apply.

- ILLINOIS - The Fixed Accumulation Feature is not available if you elect The Hartford's Lifetime Income Builder Selects, The Hartford's Lifetime Income Builder Portfolios, The Hartford's Lifetime Income Builder II and The Hartford's Lifetime Income Foundation.

- MASSACHUSETTS - We will accept subsequent Premium Payments only until the Annuitant's 63rd birthday or the third Contract Anniversary, whichever is later. The Nursing Home Waiver is not available.

-   MINNESOTA - MAV Plus is not available and the Maximum Anniversary Value
    (MAV) Death Benefit is offered instead.

- NEW JERSEY - The Fixed Accumulation Feature is not available. The only AIRs available are 3% and 5%. The investment restrictions and the contract aggregation provisions of The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II and The Hartford's Lifetime Income Foundation are not applicable to New Jersey Owners electing such rider. The Nursing Home Waiver is not available.

- NEW YORK - We will not recalculate The Hartford's Principal First Preferred or The Hartford's Principal First Benefit Amounts if you change ownership or assign your Contract to someone other than your Spouse. The Minimum Contract Value is $1,000 after any Surrender. The minimum monthly Annuity Payout is $20. There are no investment restrictions for The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II and The Hartford's Lifetime Income Foundation. The rider charge for The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II and The Hartford's Lifetime Income Foundation is only deducted from the Sub-Accounts. MAV Plus is not available and the Maximum Anniversary Value (MAV) Death Benefit is offered instead.

  The Fixed Accumulation Feature is not available if you elect The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder Selects, and The Hartford's Lifetime Income Builder Portfolios. The only AIRs available are 3% and 5%. The Nursing Home Waiver is not available.

-   OHIO - The Fixed Accumulation Feature is not available.

-   OKLAHOMA - The only AIRs available are 3% and 5%.

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- OREGON - We will accept subsequent Premium Payments during the first three Contract Years. Owners may only sign up for DCA Plus Programs that are 6 months or longer. You may not choose a fixed dollar amount Annuity Payout. The Life Annuity with a Cash Refund Annuity Payout Option is not available for Oregon residents and the only AIRs available are 3% and 5%.

- PENNSYLVANIA - The Nursing Home Waiver minimum confinement period is changed from 180 days to 90 days. Pennsylvania residents may not choose a fixed dollar amount Annuity Payout or the Life Annuity with a Cash Refund Annuity Payout Option.

- WASHINGTON - MAV Plus is not available and Maximum Anniversary Value (MAV) Death Benefit is offered instead. The Fixed Accumulation is not available if you elect The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder Selects, and The Hartford's Lifetime Income Builder Portfolios. The rider charge for The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder Selects, and The Hartford's Lifetime Income Builder Portfolios is only deducted from the Sub-Accounts.

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C. FINANCIAL STATEMENTS

You can find financial statements for us and the Separate Account in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

D. MORE INFORMATION

OWNERSHIP CHANGES - We reserve the right to approve all ownership changes, including any assignment of your Contract (or any benefits) to others or the pledging of your Contract as collateral. Certain approved changes in ownership may cause a re-calculation of the benefits subject to applicable state law. Generally, we will not re-calculate the benefits under your Contract so long as the change in ownership does not affect the Owner and does not result in a change in the tax identification number under the Contract. Changes in ownership can also adversely affect your Death Benefits and optional withdrawal benefits.

If the Owner dies and the sole Beneficiary is the Owner's Spouse, then the surviving Spouse can either become the Contract Owner or elect to receive the applicable Death Benefit. We will adjust the Contract Value in these circumstances to equal the amount that we would have paid as the Death Benefit payment, had the Spouse elected to receive the applicable Death Benefit as a lump sum payment. This privilege will only apply once for each Contract.

You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

ASSIGNMENT - A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. A qualified Contract may not be transferred or otherwise assigned (whether directly or used as collateral for a loan), unless allowed by applicable law and approved by us in writing. We can withhold our consent for any reason. We are not obligated to process any request for approval within any particular time frame. Please consult a qualified tax adviser before assigning your Contract.

SPECULATIVE INVESTING - Do not purchase this Contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme. By purchasing this Contract you represent and warrant that you are not using this Contract, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.

CONTRACT MODIFICATION - We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

MEDICAID BENEFITS - Medicaid is a program that covers most medical costs, including nursing home and home care for the elderly and certain persons with disabilities. To qualify, individuals must meet both income and resource tests. Subject to state law, income tests measure whether earned and unearned income such as benefit payments exceeds predetermined monthly caps. Resource tests look to the value of countable assets such as this Contract. Medicaid also allows the costs of benefits such as nursing home care, home and community based services, and related hospital prescription drug services to be recaptured from a recipient's estate after their death (or if the recipient has a surviving Spouse, the recapture is suspended until after the death of the recipient's surviving Spouse).

Medicaid estate planning may be important to people who are concerned about long term care costs or the adequacy of their private LTC insurance. Benefits associated with this variable annuity may have an impact on your Medicaid eligibility and the assets considered for Medicaid benefits.

Certain asset and/or trust transfers (or a "spend down" of assets) made to become eligible for Medicaid may trigger periods of potentially unlimited ineligibility and can be considered fraud. Each state examines the financial history of a person to determine whether he or she transferred funds at below market value in order to qualify for Medicaid. These look-back periods are currently 36-months for asset transfers and 60-months for Medicaid exempt trust transfers.

Ownership interests or beneficiary status under this variable annuity can render you or your loved ones ineligible for Medicaid. This may be particularly troubling if your Spouse or Beneficiary is already receiving Medicaid benefits at the time of transfer or receipt of Death Benefits. As certain ownership changes are either impermissible or are subject to benefit resetting rules, you may want to carefully consider how you structure the ownership and beneficiary status of your Contract.

This discussion is intended to provide a very general overview and does not constitute legal advice or in any way suggest that you circumvent these rules. You should seek advice from a competent elder law attorney to make informed decisions about how this variable annuity may affect your plans.

E. LEGAL PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the

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Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

F. HOW CONTRACTS ARE SOLD

We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts, which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The principal business address of HSD is the same as ours. Hartford Life Distributors, LLC, a subsidiary of Hartford Life Insurance Company, provides marketing support for us. Woodbury Financial Services, Inc. is another affiliated broker-dealer that sells this Contract.


HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principle underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2011. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").


Core and Edge Contracts may be sold directly to the following individuals free of any commission ("Employee Gross-Up" on Core and no front-end sales charge on Edge): 1) current or retired officers, directors, trustees and employees (and their families) of our ultimate corporate parent and affiliates; and 2) employees and Registered Representatives (and their families) of Financial Intermediaries. If applicable, we will credit the Core Contract with a credit of 5.0% of the initial Premium Payment and each subsequent Premium Payment, if any. This additional percentage of Premium Payment in no way affects current or future charges, rights, benefits or account values of other Contract Owners.

We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries' internal compensation practices.

Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

COMMISSIONS

Up front commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to people over age 80.

Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

ADDITIONAL PAYMENTS

Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of fees to among other things encourage the sale of this Contract. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others, which may not necessarily be to your benefit.

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ADDITIONAL
PAYMENT TYPE                                                            WHAT IT'S USED FOR
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Access                            Access to Registered Representatives and/or Financial Intermediaries such as one-on-one wholesaler visits or attendance at national sales meetings or similar events.
Gifts & Entertainment             Occasional meals and entertainment, tickets to sporting events and other gifts.
Marketing                         Joint marketing campaigns and/or Financial Intermediary event advertising/participation;
                                  sponsorship of Financial Intermediary sales contests and/or promotions in which participants
                                  (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; client generation expenses.
Marketing Expense Allowances      Pay Fund related parties for wholesaler support, training and marketing activities for certain
                                  Funds.
Support                           Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services (including sub-accounting sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.
Training                          Educational (due diligence), sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.
Visibility                        Inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.
Volume                            Pay for the overall volume of their sales or the amount of money investing in our products.


As of December 31, 2011, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for our entire suite of variable annuities: AIG Advisors Group, Inc., (FSC Securities Corporation, Royal Alliance Assoc., Inc., Sagepoint Financial), Allen & Company of Florida, Inc., Bancwest Investment Services, Inc., BBVA Compass Inv. Solutions, Inc., Cadaret, Grant & Co., Inc., Cambridge Investment Research Inc., Capital Analyst Inc., Centaurus Financial, Inc., CCO Investment Services Corp., Citigroup Global Markets, Inc., Comerica Securities, Inc., Commonwealth Financial Network, Crown Capital Securities, LLP, Cuna Brokerage Services, Inc., Cuso Financial Services, LLP, Edward D. Jones & Co., LLP, Fifth Third Securities, Inc., First Allied Securities, Inc., First Citizens Investor Services, Inc., First Tennessee Brokerage Inc., Frost Brokerage Services, Inc.,
H. Beck, Inc., H.D. Vest Investment Services, Harbour Investments, Inc., Heim, Young & Associates, Inc., Huntington Investment Company, Infinex Investment, Inc., ING Advisors Network, (Financial Network Investment Corp., ING Financial Partners, Multi-Financial Securities Corp., Primevest Financial Services, Inc.,), Investacorp, Inc., Investment Professionals, Inc., Investors Capital Corp., J.J.B. Hilliard, W.L. Lyons LLC, Janney Montgomery Scott, Inc., Key Investment Services, Lincoln Financial Advisors Corp., Lincoln Financial Securities Corp., Lincoln Investment Planning, LPL Financial Corporation, M&T Securities, Inc., Merrill Lynch Pierce Fenner & Smith, MML Investor Services Inc., Morgan Keegan & Company, Inc., Morgan Stanley Smith Barney, LLC, (various divisions and affiliates), Newbridge Securities Corp., NEXT Financial Group, Inc., NFP Securities, Inc., Prime Capital Services, Inc., Prospera Financial Services, Inc., Raymond James & Associates, Inc., Raymond James Financial Services, RBC Capital Markets., Robert W. Baird & Co. Inc., Rogan & Associates, Securities America, Inc., Sigma Financial Corporation, Sorrento Pacific Financial LLC, Summit Brokerage Services Inc., Sun Trust Investment Services, TFS Securities, Inc., The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak, Inc., Transamerica Financial Advisors, Triad Advisors, Inc., U.S. Bancorp Investments, Inc., Unionbanc Investment Services, UBS Financial Services, Inc., Uvest Financial Services Group Inc., Vanderbilt Securities, LLC, Wells Fargo Advisors LLC (various divisions), Woodbury Financial Services, Inc. (an affiliate of ours).


Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Registered Representative is or should be included in any such listing.


As of December 31, 2011, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities: AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investment Research and Management, Inc., American Variable Insurance Series & Capital Research and Management Company, Franklin Templeton Services, LLC, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Putnam Retail Management Limited Partnership. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.



For the fiscal year ended December 31, 2011, Additional Payments did not in the aggregate exceed approximately $33 million (excluding corporate-sponsorship related perquisites and Marketing Expense Allowances) or approximately 0.05% of average total

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individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $0.4 million or approximately 0.25% of the Premium Payments invested in a particular Fund during this period.



Financial Intermediaries that received Additional Payments in 2011, but do not have an ongoing contractual relationship, are listed in the Statement of Additional Information.


9. FEDERAL TAX CONSIDERATIONS

A. INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code ("Code"), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. Persons or residents.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, although this discussion addresses certain tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements, this discussion is not exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Internal Revenue Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.

The federal, as well as state and local, tax laws and regulations require the Company to report certain transactions with respect to Your contract (such as an exchange of or a distribution from the contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide You with a copy of what was reported. This copy is not intended to supplant Your own records. It is Your responsibility to ensure that what You report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on Your books and records. You should review whatever is reported to the taxing authorities by the Company against your own records, and in consultation with your own tax advisor, and should notify the Company if You find any discrepancies in case corrections have to be made.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

B. TAXATION OF THE COMPANY AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of the Company which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into

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account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. The Company is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.

C. TAXATION OF ANNUITIES - GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

    1.   NON-NATURAL PERSONS AS OWNERS

Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Owner is generally required to currently include in gross income for each taxable year the excess of (a) the sum of the net surrender value of the contract as of the end of the taxable year plus all distributions under the contract received during the taxable year or any prior taxable year, over (b) the sum of the amount of net premiums under the contract for the taxable year and prior taxable years and amounts includible in gross income for prior taxable years with respect to such contract under Section 72(u). However, Section 72(u) does not apply to:

- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

    2.   OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.


The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.



       a.   DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.



i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.



ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract". It is unclear what value should be used in determining the "income on the contract." We believe that the "income on the contract" does not include some measure of the value of certain future cash-value type benefits, but the IRS could take a contrary position and include such value in determining the "income on the contract".



iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c.

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      below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."



iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.



v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.



       b.  DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.



Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").



i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.



ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.



iii. Generally, non-periodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a Full Surrender after such date, only the excess of the amount received (after any Surrender Charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).


       c.   AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

       d. 10% PENALTY TAX - APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.

i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.  The 10% penalty tax will not apply to the following distributions:

       1. Distributions made on or after the date the taxpayer has attained the age of 59 1/2.

       2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

       3.   Distributions attributable to a taxpayer's becoming disabled.

       4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer (or the joint lives or life expectancies of the taxpayer and the taxpayer's designated Beneficiary).

       5. Distributions made under certain annuities issued in connection with structured settlement agreements.

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       6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

       7. Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.

If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

       e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

       f.   REQUIRED DISTRIBUTIONS

i.   Death of Contract Owner or Primary Annuitant

      Subject to the alternative election or Spouse beneficiary provisions in ii or iii below:

       1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

       2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

       3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.  Alternative Election to Satisfy Distribution Requirements

      If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.

iii.  Spouse Beneficiary

      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her Spouse, and the Annuitant or Contingent Annuitant is living, such Spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this Contract.

The General Account is subject to the Company's claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

       g.   ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

       h.  PARTIAL EXCHANGES.


The IRS, in Rev. Rul. 2003-76, confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange").

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The IRS issued additional guidance, Rev. Proc. 2011-38, that addresses partial exchanges. Rev. Proc. 2011-38 modifies and supersedes Rev. Proc. 2008-24 and applies to the direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract, regardless of whether the two annuity contracts are issued by the same or different companies and is effective for transfers that are completed on or after October 24, 2011. The Rev. Proc. does not apply to transactions to which the rules for partial annuitization under Code Section 72(a)(2) apply.



Under Rev. Proc. 2011-38, a transfer within the scope of the Rev. Proc. will be treated as a tax-free exchange under Section 1035 if no amount, other than an amount received as an annuity for a period of 10 years or more or during one or more lives, is received under either the original contract or the new contract during the 180 days beginning on the date of the transfer (in the case of a new contract, the date the contract is placed in-force). A subsequent direct transfer of all or a portion of either contract is not taken into account for purposes of this characterization if the subsequent transfer qualifies (or is intended to qualify) as a tax-free exchange under Code Section 1035.



If a transfer falls within the scope of the Rev. Proc. but is not described above (for example - if a distribution is made from either contract within the 180 day period), the transfer will be characterized in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. The IRS will not require aggregation (under Code Section 72(e)(12)) of an original, pre-existing contract with a second contract that is the subject of a tax-free exchange, even if both contracts are issued by the same insurance company, but will instead treat the contracts as separate annuity contracts. The applicability of the IRS's partial exchange guidance to the splitting of an annuity contract is not clear. You should consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange or split of annuity contracts.


    3.   DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

-   no more than 80% is represented by any three investments and

-   no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.

Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, the Company obtained a private letter ruling ("PLR") from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. The Company and the Funds will monitor the Funds' compliance with the terms and conditions contained in the PLR.

    4.   TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in

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1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular Sub-Accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, although the owner of a Contract has more than 20 fund choices, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

D. FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the Payee is also subject to federal income tax withholding, pursuant to Code
Section 3405, which requires the following:

    1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

    2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the Payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

Generally no "election out" is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the Payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A Payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the Payee's total tax liability.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to the section entitled "Information Regarding Tax-Qualified Retirement Plans" for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the

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payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-Spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code Section 72(e)(4)(C)(iii) and Section 1015.

H. TAX DISCLOSURE OBLIGATIONS

In some instances certain transactions must be disclosed to the IRS or penalties could apply. See, for example, IRS Notice 2004-67. The Code also requires certain "material advisers" to maintain a list of persons participating in such "reportable transactions," which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by The Company, the Owner(s) or other persons involved in transactions involving annuity contracts. It is the responsibility of each party, in consultation with their tax and legal advisers, to determine whether the particular facts and circumstances warrant such disclosures.

10. INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE WITH REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A CONTRACT THROUGH A QUALIFIED PLAN, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.

The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

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We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

    a.   TRADITIONAL IRAS

Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant).

IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    b.  SEP IRAS

Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer contributions, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    c.   SIMPLE IRAS

The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

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A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

    d.  ROTH IRAS

Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion (special rules apply to 2010 conversions). In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")


Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit (e.g. $50,000 in 2012) or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. There are also legal limits on annual elective deferrals that a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact his plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.


A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

    a.   after the employee reaches age 59 1/2;

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    b.  upon the employee's separation from service;

    c.   upon the employee's death or disability;

    d. in the case of hardship (as defined in applicable law and in the case of hardship, any income attributable to such contributions may not be distributed); or

    e. as a qualified reservist distribution upon certain calls to active duty.

An employer sponsoring a TSA may impose additional restrictions on your TSA through its plan document.

Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. Section 1.403(b)-8(c)(2).

Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. Section 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information. We are no longer accepting any incoming exchange request, or new contract application, for any individual TSA contract.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")


Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount ($17,000 for 2012). The Plan may provide for additional "catch-up" contributions. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).


Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust requirement does not apply, amounts held under a
Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).

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5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

Except under certain circumstances in the case of Roth IRAs or Roth accounts in Qualified plans, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

    a.   PENALTY TAXES ON PREMATURE DISTRIBUTIONS

Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

    (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

    (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);

    (iii) part of a series of substantially equal periodic payments (not less frequently than annually - "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

    (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

    (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

    (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or

    (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.

In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

    (viii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

    (ix) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

    (x) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

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For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

    b.  RMDS AND 50% PENALTY TAX

If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of -

    (i)  the calendar year in which the individual attains age 70 1/2, or

    (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

A special rule applies to individuals who attained age 70 1/2 in 2009. Such individuals should consult with a qualified tax adviser before taking RMDs in 2010.

The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over -

    (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

    (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

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8. ROLLOVER DISTRIBUTIONS

The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transfer or Plan and certain other conditions to maintain the applicable tax qualification are satisfied. Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.

Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either -

    a.   an RMD amount;

    b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

    c.   any distribution made upon hardship of the employee.

Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified
Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year

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period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be recontributed within three years as a rollover contribution to a plan from which a KETRA distribution was taken.

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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
  Safekeeping of Assets
  Experts
  Non-Participating
  Misstatement of Age or Sex
  Principal Underwriter
  Additional Payments
PERFORMANCE RELATED INFORMATION
  Total Return for all Sub-Accounts
  Yield for Sub-Accounts
  Money Market Sub-Accounts
  Additional Materials
  Performance Comparisons
ACCUMULATION UNIT VALUES
FINANCIAL STATEMENTS

                                                               APP I-1

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APPENDIX I - EXAMPLES

TABLE OF CONTENTS

                                                                         PAGE
--------------------------------------------------------------------------------
Premium Security Death Benefit                                           APP 1-2
Asset Protection Death Benefit                                           APP 1-4
The Hartford's Principal First                                           APP 1-6
The Hartford's Principal First Preferred                                 APP 1-7
The Hartford's Lifetime Income Builder                                   APP 1-8
The Hartford's Lifetime Income Foundation                               APP 1-10
The Hartford's Lifetime Income Builder II                               APP 1-14
The Hartford's Lifetime Income Builder Selects and The Hartford's       APP 1-20
 Lifetime Income Builder Portfolios
MAV Plus                                                                APP 1-32

APP I-2

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PREMIUM SECURITY DEATH BENEFIT

EXAMPLE 1

Assume that:

- You purchased your Contract with the Premium Security Death Benefit, because You and Your Annuitant were both no older than age 80 on the issue date,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

- On the day we receive proof of Death, your Contract Value was $117,403, and your Maximum Anniversary Value was $106,000.

CALCULATION OF PREMIUM SECURITY DEATH BENEFIT

To calculate the Premium Security Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$117,403],

- Total Premium Payments adjusted for any partial Surrenders [$100,000 - $8,000 = $92,000],

- The lesser of (a) Your Maximum Anniversary Value [$106,000] and (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$117,403 + 25% x $106,000 = $143,903];
    the lesser (a) and (b) is $106,000.

The Premium Security Death Benefit is the greatest of these three values, which is $117,403.

                                                               APP I-3

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EXAMPLE 2

Assume that:

- You purchased your Contract with the Premium Security Death Benefit, because You and Your Annuitant were both no older than age 80 on the issue date,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we receive proof of Death, your Contract Value was $120,000,

- Your Maximum Anniversary Value is $83,571 (based on an adjustment to an anniversary value that was $140,000 before the partial Surrender (see below)).

CALCULATION OF PREMIUM SECURITY DEATH BENEFIT

To calculate the Premium Security Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$120,000],

- Total Premium Payments adjusted for any partial Surrenders [$57,857 (see below)],

-   The lesser of (a) Your Maximum Anniversary Value [$83,571 (see below)] and
    (b) Your Contract Value on the day we receive proof of Death plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% (83,571) = $140,893]; the lesser (a) and (b) is $83,571.

The Premium Security Death Benefit is the greatest of these three values, which is $120,000.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

ADJUSTMENT FOR PARTIAL SURRENDER FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Your Maximum Anniversary Value adjusted for partial Surrenders on a dollar for dollar basis up to 10% of Premium Payments is $140,000 - $10,000 = $130,000. Remaining partial Surrenders are $50,000. We use this amount to reduce your Maximum Anniversary Value by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

APP I-4

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ASSET PROTECTION DEATH BENEFIT

EXAMPLE 1

Assume that:

- You purchased your Contract with the Asset Protection Death Benefit, because You and/or Your Annuitant were over age 80 on the issue date,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we receive proof of Death, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $106,000.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$117,403],

- The lesser of (a) total Premium Payments adjusted for any partial Surrenders [$100,000 - $8,000 = $92,000] or (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your total Premium Payments adjusted for any partial Surrenders and excluding any subsequent Premium Payments we receive within 12 months of death [$117,403 + 25% x $92,000 = $140,403]; the lesser of (a) and (b) is $92,000.

- The lesser of (a) Your Maximum Anniversary Value [$106,000] and (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$117,403 + 25% x $106,000 = $143,903];
    the lesser (a) and (b) is $106,000.

The Asset Protection Death Benefit is the greatest of these three values, which is $117,403.

EXAMPLE 2

Assume that:

- You purchased your Contract with the Asset Protection Death Benefit because You and/or Your Annuitant were over age 80 on the issue date,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we receive proof of Death, your Contract Value was $120,000,

- Your Maximum Anniversary Value is $83,571 (based on an adjustment to an anniversary value that was $140,000 before the partial Surrender (see below)).

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$120,000],

- The lesser of (a) total Premium Payments adjusted for any partial Surrenders [$57,857 (see Example 1 under Premium Security Death Benefit)] or (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your total Premium Payments adjusted for any partial Surrenders and excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% x $57,857 = $134,464]; the lesser (a) and (b) is $57,857,

- The lesser of (a) Your Maximum Anniversary Value [$83,571 (see Example 1 under Premium Security Death Benefit)] and (b) Your Contract Value on the day we receive proof of Death plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% (83,571) = $140,893]; the lesser (a) and (b) is
    $83,571.

The Asset Protection Death Benefit is the greatest of these three values, which is $120,000.

                                                               APP I-5

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EXAMPLE 3

ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN WE RECALCULATE YOUR BENEFIT AMOUNT BY COMPARING THE RESULTS OF TWO CALCULATIONS AND TAKING THE LESSER OF THE
TWO:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$120,000],

- The lesser of (a) total Premium Payments adjusted for any partial Surrenders [$57,857 (see Example 1 under Premium Security Death Benefit)] or (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your total Premium Payments adjusted for any partial Surrenders and excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% x $57,857 = $134,464]; the lesser (a) and (b) is $57,857.

- The lesser of (a) Your Maximum Anniversary Value [$83,571 (see Example 1 under Premium Security Death Benefit)] and (b) Your Contract Value on the day we receive proof of Death plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% ($83,571) = $140,893]; the lesser (a) and (b) is
    $83,571.

The Asset Protection Death Benefit is the greatest of these three values, which is $120,000.

APP I-6

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THE HARTFORD'S PRINCIPAL FIRST

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP UP" THE HARTFORD'S PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

                                                               APP I-7

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THE HARTFORD'S PRINCIPAL FIRST PREFERRED

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST PREFERRED WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $5,000, which is 5% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $7,500, which is your new Benefit Amount ($150,000) multiplied by 5%.

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $95,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($5,000).

- Your Benefit Payment for the next year remains $5,000, because you did not take more than your maximum Benefit Payment ($5,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations and taking the lesser of the two:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $5,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 5% of the greater of your New Contract Value and New Benefit Amount, which is $4,500.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations and taking the lesser of the two:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($5,000) to 5% of the New Benefit Amount ($1,500). Your Benefit Payment becomes the lower of those two values, or $1,500.

APP I-8

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THE HARTFORD'S LIFETIME INCOME BUILDER

FOR ALL EXAMPLES YOUR GUARANTEED MINIMUM DEATH BENEFIT IS THE GREATER OF THE BENEFIT AMOUNT AND THE CONTRACT VALUE ON THE DATE OF DUE PROOF OF DEATH.

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S LIFETIME INCOME BUILDER WHEN YOU PURCHASE YOUR CONTRACT, YOU ARE YOUNGER THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $5,000, which is 5% of your Benefit Amount.

- Your Lifetime Benefit Payment is zero. The Lifetime Benefit Payment will be set equal to the Benefit Amount multiplied by 5% on the Contract Anniversary immediately following the Older Owner's 60th birthday.

EXAMPLE 2: ASSUME THE SAME FACTS AS EXAMPLE 1. ALSO ASSUME THAT YOU MAKE NO ADDITIONAL PREMIUM PAYMENTS AND TAKE NO WITHDRAWALS DURING THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $105,000.

- At the anniversary, we calculate the automatic Benefit Amount Increase. The ratio is the Contract Value ($105,000) divided by the Maximum Contract Value ($100,000), less 1 subject to a minimum of 0% and a maximum of 10%.

       -   ($105,000 / $100,000) - 1 = .05 = 5%.

- Your Benefit Amount is $105,000, which is your previous Benefit Amount plus the automatic Benefit Amount increase.

-   Your Benefit Payment is $5,250, which is 5% of your Benefit Amount.

- The annual charge for The Hartford's Lifetime Income Builder is 75 bps of the Benefit Amount after the automatic increase calculation.

       - $105,000 x .0075 = $787.50, this amount is deducted from the Contract Value.

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

-   Your initial Benefit Amount is $100,000.

-   Your Benefit Payment is $5,000.

-   After the partial Surrenders of $1,000, your Benefit Amount is $99,000.

- There is no change to the annual Benefit Payment since the partial Surrender is less than the Benefit Payment.

- At the anniversary, we calculate the automatic Benefit Amount Increase. The ratio is the Contract Value ($99,000) divided by the Maximum Contract Value ($100,000), less 1 subject to a minimum of 0% and a maximum of 10%.

       -   ($99,000 / $100,000) - 1 = -.01 subject to the minimum of 0%.

- Your Benefit Amount is $99,000, which is your previous Benefit Amount since the automatic Benefit Amount increase was 0%.

- Your Benefit Payment will remain at $5,000. Because your Benefit Amount did not increase because of the automatic Benefit Amount increase provision on the anniversary, the Benefit Payment will not increase. And because the remaining Benefit Amount ($99,000) is not less than the Benefit Payment immediately prior to the anniversary, the Benefit Payment will not be reduced.

- The annual charge for The Hartford's Lifetime Income Builder is 75 bps of the Benefit Amount after the automatic increase calculation.

       - $99,000 x .0075 = $742.50, this amount is deducted from the Contract Value.

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 3. ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2 AND THAT, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

-   At the beginning of Contract Year 2, your initial Benefit Amount is $99,000.

-   Your Benefit Payment is $5,000.

-   Your Benefit Amount after the premium payment is $119,000.

-   Your Benefit Payment is $5,950, which is 5% of your Benefit Amount.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 4. ASSUME THAT AT THE ON THE FOLLOWING ANNIVERSARY (THE END OF CONTRACT YEAR 2) THE CONTRACT VALUE IS $118,000 AND THAT NO WITHDRAWALS WERE TAKEN IN CONTRACT YEAR 2.

-   After premium payment, your Benefit Amount is $119,000.

                                                               APP I-9

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-   Your Benefit Payment is $5,950.

- At the anniversary, we calculate the automatic Benefit Amount Increase. The ratio is the Contract Value ($118,000) divided by the Maximum Contract Value ($120,000), less 1 subject to a minimum of 0% and a maximum of 10%.

       -   ($118,000 / $120,000) - 1 = -.01667 subject to a minimum of 0%

- Your Benefit Amount is $119,000, which is your previous Benefit Amount since the automatic Benefit Amount increase is 0%.

-   Your Benefit Payment is $5,950, which is 5% of your Benefit Amount.

- The annual charge for The Hartford's Lifetime Income Builder is 75 bps of the Benefit Amount after the automatic increase calculation.

       - $119,000 x .0075 = $892.50, this amount is deducted from the Contract Value.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 5. ASSUME THAT IN THE THIRD CONTRACT YEAR, A $35,000 PARTIAL SURRENDER IS TAKEN. THE PARTIAL SURRENDER INCLUDES A CONTINGENT DEFERRED SALES CHARGE. THE WITHDRAWAL LOWERED THE CONTRACT VALUE FROM $115,000 TO $80,000.

-   At the beginning of Contract Year 3, your initial Benefit Amount is
    $119,000.

-   Your Benefit Payment is $5,950.

- Since the total partial Surrender exceeds the Benefit Payment, the Benefit Amount is reset to the lesser of (i) or (ii) as follows

       -   (i) the Contract Value immediately following the partial withdrawal:
           $80,000.

       - (ii) the Benefit Amount prior to the partial Surrender, less the amount of the Surrender: $119,000 - $35,000 = $84,000.

-   Your new Benefit Amount is $80,000.

-   Your new Benefit Payment is $4,000, which is 5% of the new Benefit Amount.

EXAMPLE 7: ASSUME THAT ON THE CONTRACT ANNIVERSARY IMMEDIATELY FOLLOWING THE OLDER OWNER'S 60TH BIRTHDAY, THE CONTRACT VALUE IS $200,000.

-   Your Benefit Amount after the automatic increase calculation is $200,000.

-   Your Lifetime Benefit Payment is $10,000 which is 5% of your Benefit Amount.

- The annual charge for The Hartford's Lifetime Income Builder is 75 bps of the Benefit Amount after the automatic increase calculation.

       - $200,000 x .0075 = $1500, this amount is deducted from the Contract Value.

EXAMPLE 8: ASSUME THE OWNER WITHDRAWS $9,000 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE BENEFIT PAYMENT IS $10,000; THE LIFETIME BENEFIT PAYMENT IS $7,000; THE BENEFIT AMOUNT $80,000 AND THE CONTRACT VALUE IS $85,000.

-   Your Benefit Amount is $80,000 before the partial Surrender.

- Your Benefit Amount after the partial Surrender is $71,000, since the partial Surrender is less than your Benefit Payment.

- There is no change to the annual Benefit Payment since the partial Surrender is less than the Benefit Payment.

- Your Lifetime Benefit Payment will be reset to $3,550 which is 5% of the Benefit Amount after the partial Surrender. This reset occurs because partial Surrender is greater that the annual Lifetime Benefit Payment.

EXAMPLE 9: ASSUME THE OWNER WITHDRAWS $12,000 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE BENEFIT PAYMENT IS $10,000; THE LIFETIME BENEFIT PAYMENT IS $7,000; THE BENEFIT AMOUNT $80,000 AND THE CONTRACT VALUE IS $85,000.

-   Your Benefit Amount is $80,000 before the partial Surrender.

-   Your Benefit Amount after the partial Surrender is $68,000.

- It is the lesser of Contract Value after the partial Surrender ($73,000) and the Benefit Amount immediately prior the partial Surrender, less the partial Surrender amount ($68,000). This comparison is done because the partial Surrender is greater than your Benefit Payment.

- Your Benefit Amount will reset to $3,400 which is 5% of the Benefit Amount after the partial Surrenders. This reset occurs because the partial Surrender is greater than the annual Benefit Payment.

- Your Lifetime Benefit Payment will reset to $3,400 which is 5% of the Benefit Amount after the partial Surrender. This reset occurs because partial Surrender is greater that the annual Lifetime Benefit Payment.

APP I-10

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THE HARTFORD'S LIFETIME INCOME FOUNDATION

EXAMPLE 1: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $5,000, which is 5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 2: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $4,500, which is 4.5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 3: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 5%, which is based on your age.

-   Your Lifetime Benefit Payment is $5,000, which is 5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 4: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 3, HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 6% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $105,000.

- Your Lifetime Benefit Payment is $6,300, which is the product of your Withdrawal Percent multiplied by $105,000, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $6,000.

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 6% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $300.

-   Your Contract Value after the withdrawal is $99,000.

- Your Guaranteed Minimum Death Benefit is $94,000, which is your prior Death Benefit reduced by the amount of the withdrawal.

EXAMPLE 5: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 4.5%, which is based on your age.

-   Your Lifetime Benefit Payment is $4,500, which is 4.5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

                                                                 APP I-11

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EXAMPLE 6: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 5, HOWEVER YOUR FIRST PARTIAL SURRENDER AT AGE 70. YOUR WITHDRAWAL PERCENT IS 5.5% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $106,500.

- Your Lifetime Benefit Payment is $5,857.50, which is the product of your Withdrawal Percent multiplied by $106,500, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $5,500.

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 5.5% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $357.50.

-   Your Contract Value after the withdrawal is $101,000.

- Your Guaranteed Minimum Death Benefit is $94,500, which is your prior Death Benefit reduced by the withdrawal.

EXAMPLE 7: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $5,000.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $4,000, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Foundation is 0.30% of the Payment Base.

         - $99,000 x 0.30% = $297, this amount is deducted from the Contract Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 8: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $4,500.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 4.5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $3,500, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Foundation is 0.30% of the Payment Base.

         - $99,000 x 0.30% = $297, this amount is deducted from the Contract Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

APP I-12

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EXAMPLE 9: ASSUME THE SAME FACTS AS EXAMPLE 7 (SINGLE LIFE). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,950.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,950, which is 5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

EXAMPLE 10: ASSUME THE SAME FACTS AS EXAMPLE 8 (JOINT/SPOUSAL). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,455.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,355, which is 4.5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

EXAMPLE 11: ASSUME THE OLDER COVERED LIFE IS 74 (SINGLE LIFE). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,300 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 6%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 6% MULTIPLIED BY THE GREATER OF THE PAYMENT BASE OR CONTRACT VALUE, OR $3,300.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 6% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,700, which is your prior Death Benefit reduced by the amount of the partial Surrender.

                                                                 APP I-13

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EXAMPLE 12: ASSUME THE YOUNGER COVERED LIFE IS 74 (JOINT/SPOUSAL). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,025 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 5.5%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 5.5% MULTIPLIED BY THE GREATER OF PAYMENT BASE OR CONTRACT VALUE, OR $3,025.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 5.5% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,975, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 13: ASSUME THE SAME FACTS AS EXAMPLE 11 (SINGLE LIFE). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $1,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $52,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $51,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 6%.

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0.

       -   Your Guaranteed Minimum Death Benefit is $46,700.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base is $49,038, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,802, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment /Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

EXAMPLE 14: ASSUME THE SAME FACTS AS EXAMPLE 12 (JOINT/SPOUSAL). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $2,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $49,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $47,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 5.5%.

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0.

       -   Your Guaranteed Minimum Death Benefit is $46,975.

     AFTER THE PARTIAL SURRENDER:

       - Your new Payment Base is $47,959, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment / Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,058, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment /Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

APP I-14

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THE HARTFORD'S LIFETIME INCOME BUILDER II

EXAMPLE 1: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $5,000, which is 5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 2: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $4,500, which is 4.5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 3: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 5%, which is based on your age.

-   Your Lifetime Benefit Payment is $5,000, which is 5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 4: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 3, HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 6% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $105,000.

- Your Lifetime Benefit Payment is $6,300, which is the product of your Withdrawal Percent multiplied by $105,000, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $6,000.

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 6% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $300.

-   Your Contract Value after the withdrawal is $99,000.

- Your Guaranteed Minimum Death Benefit is $94,000, which is your prior Death Benefit reduced by the amount of the withdrawal.

EXAMPLE 5: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 4.5%, which is based on your age.

-   Your Lifetime Benefit Payment is $4,500, which is 4.5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

                                                                 APP I-15

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EXAMPLE 6: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 5, HOWEVER YOUR FIRST PARTIAL SURRENDER AT AGE 70. YOUR WITHDRAWAL PERCENT IS 5.5% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $106,500.

- Your Lifetime Benefit Payment is $5,857.50, which is the product of your Withdrawal Percent multiplied by $106,500, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $5,500.

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 5.5% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $357.50.

-   Your Contract Value after the withdrawal is $101,000.

- Your Guaranteed Minimum Death Benefit is $94,500, which is your prior Death Benefit reduced by the withdrawal.

EXAMPLE 7: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $5,000.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($95,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

         -   ($95,000/$100,000) - 1 = -.05 subject to the minimum of 0%.

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender, since the automatic Payment Base increase was 0%.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $4,000, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Builder II is 0.75% of the Payment Base after the automatic increase calculation.

         - $99,000 x 0.75% = $742.50, this amount is deducted from the Contract Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

APP I-16

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EXAMPLE 8: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $4,500.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($95,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

         -   ($95,000/$100,000) - 1 = -.05 subject to the minimum of 0%.

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender, since the automatic Payment Base increase was 0%.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 4.5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $3,500, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Builder II is 0.75% of the Payment Base after the automatic increase calculation.

         - $99,000 x 0.75% = $742.50, this amount is deducted from the Contract Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 9: ASSUME THE SAME FACTS AS EXAMPLE 7 (SINGLE LIFE). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,950.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,950, which is 5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

EXAMPLE 10: ASSUME THE SAME FACTS AS EXAMPLE 8 (JOINT/SPOUSAL). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,455.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,355, which is 4.5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

                                                                    APP I-17

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EXAMPLE 11: ASSUME THE OLDER COVERED LIFE IS 74 (SINGLE LIFE). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,300 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 6%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 6% MULTIPLIED BY THE GREATER OF THE PAYMENT BASE OR CONTRACT VALUE, OR $3,300.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 6% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,700, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 12: ASSUME THE YOUNGER COVERED LIFE IS 74 (JOINT/SPOUSAL). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,025 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 5.5%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 5.5% MULTIPLIED BY THE GREATER OF PAYMENT BASE OR CONTRACT VALUE, OR $3,025.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 5.5% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,975, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 13: ASSUME THE SAME FACTS AS EXAMPLE 11 (SINGLE LIFE). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $1,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $52,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $51,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 6%.

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0.

       -   Your Guaranteed Minimum Death Benefit is $46,700.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base is $49,038, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,802, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

APP I-18

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EXAMPLE 14: ASSUME THE SAME FACTS AS EXAMPLE 12 (JOINT/SPOUSAL). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $2,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $49,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $47,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 5.5%.

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0.

       -   Your Guaranteed Minimum Death Benefit is $46,975.

     AFTER THE PARTIAL SURRENDER:

       - Your new Payment Base is $47,959, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/ Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,058, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

EXAMPLE 15: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE CONTRACT ANNIVERSARY IS $110,000.

     PRIOR TO THE CONTRACT ANNIVERSARY:

       -   Your Payment Base is $100,000, which is your initial Premium Payment.

       -   Your Threshold is $5,000, which is 5% of your Payment Base.

       - Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

       - Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

     AFTER THE CONTRACT ANNIVERSARY:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($110,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

         -   ($110,000/$100,000) - 1 = .10 subject to the maximum of 10%.

       - Your Payment Base is $110,000, which is your prior Payment Base multiplied by the automatic Payment Base increase.

       - Your Threshold amount for the Contract Year is $5,500, which is your new Payment Base multiplied by 5%.

       - Your Guaranteed Minimum Death Benefit remains $100,000, as it is not impacted by the automatic Payment Base increase.

                                                                    APP I-19

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EXAMPLE 16: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE ANNIVERSARY IS $105,000.

     PRIOR TO THE CONTRACT ANNIVERSARY:

       -   Your Payment Base is $100,000, which is your initial Premium Payment.

       -   Your Threshold is $4,500, which is 4.5% of your Payment Base.

       - Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

       - Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

     AFTER THE CONTRACT ANNIVERSARY:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($105,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

         -   ($105,000/$100,000) - 1 = .05 subject to the maximum of 10%.

       - Your Payment Base is $105,000, which is your prior Payment Base multiplied by the automatic Payment Base increase.

       - Your Threshold amount for the Contract Year is $4,725, which is your new Payment Base multiplied by 4.5%.

       - Your Guaranteed Minimum Death Benefit remains $100,000, as it is not impacted by the automatic Payment Base increase.

EXAMPLE 17: SPOUSAL CONTRACT CONTINUATION

On date of Spousal Contract continuation, we increase the Contract Value to equal the Death Benefit (if greater). For illustration purposes, we will assume the Contract Value on the date of continuation is set equal to the Death Benefit of $150,000 and the Payment Base is $125,000. The values for the rider are impacted as follows:

  Payment Base = $150,000 (greater of Contract Value or Payment Base on date of continuation)

  WP = existing Withdrawal Percent if partial Surrender have been taken, or else it is set using the remaining Spouse's attained age on the Contract Anniversary prior to the first partial Surrender (for this example we will say it is 6%).

  Lifetime Benefit Payment = $9,000 (WP x greater of Payment Base or Contract Value on date of continuation)

  Death Benefit = $150,000 (Contract Value on date of continuation)

  Maximum Contract Value (LIB II Only) = $150,000 (greater of Contract Value or Payment Base on date of continuation)

APP I-20

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THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS AND THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS

EXAMPLE 1: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $5,000                                     $5,000
                                           - 5% of your Payment Base                  - 5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

EXAMPLE 2: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $4,500                                     $4,500
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

EXAMPLE 3: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
WITHDRAWAL PERCENT                                            5%                                         5%
                                           - Based on your age                        - Based on your age
LIFETIME BENEFIT PAYMENT                                    $5,000                                     $5,000
                                           - 5% of your Payment Base                  - 5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

EXAMPLE 4: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 3 (SINGLE LIFE), HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 6% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $105,000. YOUR CONTRACT VALUE UPON ATTAINING AGE 70 IS $105,500.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $105,000                                   $105,000
LIFETIME BENEFIT PAYMENT                                    $6,330                                     $6,300
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by your
                                           greater of your Payment Base or Contract   Payment Base
                                           Value upon attaining age 70

                                                                    APP I-21

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YOU TAKE A PARTIAL SURRENDER OF $6,000, VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $105,000                                   $105,000
WITHDRAWAL PERCENT                                           6%(1)                                      6%(1)
LIFETIME BENEFIT PAYMENT                                     $330                                       $300
                                           - Remaining for Contract Year              - Remaining for Contract Year
CONTRACT VALUE AFTER THE WITHDRAWAL                         $99,000                                    $99,000
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

EXAMPLE 5: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
WITHDRAWAL PERCENT                                           4.5%                                       4.5%
                                           - Based on your age                        - Based on your age
LIFETIME BENEFIT PAYMENT                                    $4,500                                     $4,500
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

(1) The Withdrawal Percentage will remain for the duration of your Contract unless an automatic Payment Base increase occurs on a future anniversary and a new Withdrawal Percent age band is applicable; if no automatic Payment Base increase occurs on a future anniversary where a new Withdrawal Percent age band is applicable, your Withdrawal Percent will remain as is.

EXAMPLE 6: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 5 (JOINT/SPOUSAL), HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 5.5% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE CONTRACT YEAR IS $110,000. YOUR CONTRACT VALUE UPON ATTAINING AGE 70 IS $111,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $110,000                                   $110,000
LIFETIME BENEFIT PAYMENT                                    $6,105                                     $6,050
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by your
                                           greater of your Payment Base or Contract   Payment Base
                                           Value upon attaining age 70

YOU TAKE A PARTIAL SURRENDER OF $6,000, VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $110,000                                   $110,000
WITHDRAWAL PERCENT                                          5.5%(1)                                    5.5%(1)
LIFETIME BENEFIT PAYMENT                                     $105                                        $50
                                           - Remaining for Contract Year              - REMAINING FOR CONTRACT YEAR
CONTRACT VALUE AFTER THE WITHDRAWAL                        $105,000                                   $105,000
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

APP I-22

-------------------------------------------------------------------------------

EXAMPLE 7: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE PRIOR TO THE RIDER CHARGE BEING DEDUCTED ON YOUR FIRST ANNIVERSARY IS $95,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
THRESHOLD                                                   $5,000                                     $5,000
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - Prior Payment Base reduced by            - Prior Payment Base reduced by
                                           withdrawal                                 withdrawal
WITHDRAWAL PERCENT                                           5%(1)                                      5%(1)
THRESHOLD                                                   $4,000                                     $4,000
                                           - Remaining for the Contract Year          - Remaining for the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($95,000) divided by your current Payment  the rider charge being taken, or
                                           Base ($99,000), less 1                     - Your current Payment Base
                                           - Resulting in -0.04%, subject to minimum
                                           of 0%, No change to the Payment Base
THRESHOLD                                                   $4,950                                     $4,950
                                           - 5% of your Payment Base                  - 5% of your Payment Base
RIDER CHARGE                                                $841.50                                   $1,138.50
                                           - Rider charge of 0.85% multiplied by      - Rider charge of 1.15% multiplied by
                                           your current Payment Base                  your current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 8: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE PRIOR TO THE RIDER CHARGE BEING DEDUCTED ON YOUR FIRST ANNIVERSARY IS $105,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
THRESHOLD                                                   $5,000                                     $5,000
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000

                                                                    APP I-23

-------------------------------------------------------------------------------

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - Prior Payment Base reduced by            - Prior Payment Base reduced by
                                           withdrawal                                 withdrawal
WITHDRAWAL PERCENT                                           5%(1)                                      5%(1)
THRESHOLD                                                   $4,000                                     $4,000
                                           - Remaining for the Contract Year          - Remaining for the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $105,000                                   $105,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($105,000) divided by your current         the rider charge being taken, or
                                           Payment Base ($99,000), less 1             - Your current Payment Base
                                           - Resulting in 0.06%, subject to minimum
                                           of 0% and maximum of 10%
THRESHOLD                                                   $5,250                                     $5,250
                                           - 5% of your Payment Base                  - 5% of your Payment Base
RIDER CHARGE                                                $892.50                                   $1,207.50
                                           - Rider charge of 0.85% multiplied by      - Rider charge of 1.15% multiplied by
                                           your current Payment Base                  your current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 9: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE PRIOR TO THE RIDER CHARGE BEING DEDUCTED ON YOUR FIRST ANNIVERSARY IS $95,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
THRESHOLD                                                   $4,500                                     $4,500
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - Prior Payment Base reduced by            - Prior Payment Base reduced by
                                           withdrawal                                 withdrawal
WITHDRAWAL PERCENT                                          4.5%(1)                                    4.5%(1)
THRESHOLD                                                   $3,500                                     $3,500
                                           - Remaining for the Contract Year          - Remaining for the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

APP I-24

-------------------------------------------------------------------------------

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($95,000) divided by your current Payment  the rider charge being taken, or
                                           Base ($99,000), less 1                     - Your current Payment Base
                                           - Resulting in -0.04%, subject to minimum
                                           of 0%, No change to the Payment Base
THRESHOLD                                                   $4,455                                     $4,455
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
RIDER CHARGE                                                $841.50                                   $1,138.50
                                           - Rider charge of 0.85% multiplied by      - Rider charge of 1.15% multiplied by
                                           your current Payment Base                  your current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 10: ASSUME THE SAME FACTS AS EXAMPLE 7 (SINGLE LIFE). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, THE CONTRACT VALUE AFTER THE PAYMENT IS $121,000.

VALUES PRIOR TO THE PREMIUM PAYMENT:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
THRESHOLD                                                   $4,950                                     $4,950
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000

VALUES AFTER THE PREMIUM PAYMENT:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $119,000                                   $119,000
                                           - Prior Payment Base increased by the      - Prior Payment Base increased by the
                                           Premium Payment                            Premium Payment
THRESHOLD                                                   $6,050                                     $5,950
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by your
                                           greater of your current Payment Base or    current Payment Base
                                           Contract Value
GUARANTEED MINIMUM DEATH BENEFIT                           $119,000                                   $119,000
                                           - Prior Death Benefit increased by the     - Prior Death Benefit increased by the
                                           Premium Payment                            Premium Payment

                                                                    APP I-25

-------------------------------------------------------------------------------

EXAMPLE 11: ASSUME THE SAME FACTS AS EXAMPLE 9 (JOINT/SPOUSAL). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, THE CONTRACT VALUE AFTER THE PAYMENT IS $125,000.

VALUES PRIOR TO THE PREMIUM PAYMENT:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
THRESHOLD                                                   $4,455                                     $4,455
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000

VALUES AFTER THE PREMIUM PAYMENT:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $119,000                                   $119,000
                                           - Prior Payment Base increased by the      - Prior Payment Base increased by the
                                           Premium Payment                            Premium Payment
THRESHOLD                                                   $5,625                                     $5,355
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by your
                                           greater of your current Payment Base or    current Payment Base
                                           Contract Value
GUARANTEED MINIMUM DEATH BENEFIT                           $119,000                                   $119,000
                                           - Prior Death Benefit increased by the     - Prior Death Benefit increased by the
                                           Premium Payment                            Premium Payment

EXAMPLE 12: ASSUME THE OLDER COVERED LIFE IS 74 (SINGLE LIFE). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,000 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 6%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000.

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $50,000                                    $50,000
                                           - Partial Surrender did not exceed the     - Partial Surrender did not exceed the
                                           Lifetime Benefit Payment                   Lifetime Benefit Payment
WITHDRAWAL PERCENT                                           6%(1)                                      6%(1)
LIFETIME BENEFIT PAYMENT                                     $300                                        $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
                                           - Available Lifetime Benefit Payment was   - Available Lifetime Benefit Payment was
                                           6% multiplied by the greater of the        6% multiplied by the Payment Base on the
                                           Payment Base or Contract Value on the      Contract Anniversary
                                           Contract Anniversary                       - Available Lifetime Benefit Payment was
                                           - Available Lifetime Benefit Payment was   $3,000
                                           $3,300
GUARANTEED MINIMUM DEATH BENEFIT                            $47,000                                    $47,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           partial Surrender                          partial Surrender

APP I-26

-------------------------------------------------------------------------------

EXAMPLE 13: ASSUME THE YOUNGER COVERED LIFE IS 74 (JOINT/SPOUSAL). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $2,750 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 5.5%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000.

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $50,000                                    $50,000
                                           - Partial Surrender did not exceed the     - Partial Surrender did not exceed the
                                           Lifetime Benefit Payment                   Lifetime Benefit Payment
WITHDRAWAL PERCENT                                          5.5%(1)                                    5.5%(1)
LIFETIME BENEFIT PAYMENT                                     $275                                        $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
                                           - Available Lifetime Benefit Payment was   - Available Lifetime Benefit Payment was
                                           5.5% multiplied by the greater of the      5.5% multiplied by the Payment Base on
                                           Payment Base or Contract Value on the      the Contract Anniversary
                                           Contract Anniversary                       - Available Lifetime Benefit Payment was
                                           - Available Lifetime Benefit Payment was   $2,750
                                           $3,025
GUARANTEED MINIMUM DEATH BENEFIT                            $47,250                                    $47,250
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           partial Surrender                          partial Surrender

EXAMPLE 14: ASSUME THE SAME FACTS AS EXAMPLE 12 (SINGLE LIFE). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $1,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $52,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $51,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $50,000                                    $50,000
                                           - Partial Surrender did not exceed the     - Partial Surrender did not exceed the
                                           Lifetime Benefit Payment                   Lifetime Benefit Payment
WITHDRAWAL PERCENT                                            6%                                         6%
LIFETIME BENEFIT PAYMENT                                     $300                                        $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
                                           - Available Lifetime Benefit Payment was   - Available Lifetime Benefit Payment was
                                           6% multiplied by the greater of the        6% multiplied by the Payment Base on the
                                           Payment Base or Contract Value on the      Contract Anniversary
                                           Contract Anniversary                       - Available Lifetime Benefit Payment was
                                           - Available Lifetime Benefit Payment was   $3,000
                                           $3,300
GUARANTEED MINIMUM DEATH BENEFIT                            $47,000                                    $47,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           partial Surrender                          partial Surrender

                                                                    APP I-27

-------------------------------------------------------------------------------

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $49,323                                    $49,038
                                           - Proportional reduction:                  - Proportional reduction:
                                           1-($700/($52,000-$300)                     1-($1000/$52,000)
LIFETIME BENEFIT PAYMENT                                      $0                                         $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $46,068                                    $46,096
                                           - Prior Death Benefit reduced by partial   - Prior Death Benefit reduced by partial
                                           surrender NOT exceeding the Lifetime       surrender NOT exceeding the Lifetime
                                           Benefit Payment. Then, proportional        Benefit Payment. Then, proportional
                                           reduction multiplied by the result of the  reduction multiplied by the result of the
                                           above                                      above

EXAMPLE 15: ASSUME THE SAME FACTS AS EXAMPLE 13 (JOINT/SPOUSAL). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $2,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $49,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $47,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $50,000                                    $50,000
WITHDRAWAL PERCENT                                           5.5%                                       5.5%
LIFETIME BENEFIT PAYMENT                                     $275                                        $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
                                           - Available Lifetime Benefit Payment was   - Available Lifetime Benefit Payment was
                                           5.5% multiplied by the greater of the      5.5% multiplied by the Payment Base on
                                           Payment Base or Contract Value on the      the Contract Anniversary
                                           Contract Anniversary                       - Available Lifetime Benefit Payment was
                                           - Available Lifetime Benefit Payment was   $2,750
                                           $3,025
GUARANTEED MINIMUM DEATH BENEFIT                            $47,250                                    $47,250

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $48,230                                    $47,959
                                           - Proportional reduction:                  - Proportional reduction:
                                           1-($1,725/($49,000-$275)                   1-($2,000/$49,000)
LIFETIME BENEFIT PAYMENT                                      $0                                         $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $45,312                                    $45,321
                                           - Prior Death Benefit reduced by partial   - Prior Death Benefit reduced by partial
                                           surrender NOT exceeding the Lifetime       surrender NOT exceeding the Lifetime
                                           Benefit Payment. Then, proportional        Benefit Payment. Then, proportional
                                           reduction multiplied by the result of the  reduction multiplied by the result of the
                                           above                                      above

APP I-28

-------------------------------------------------------------------------------

EXAMPLE 16: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE CONTRACT ANNIVERSARY IS $115,000.

VALUES PRIOR TO THE CONTRACT ANNIVERSARY:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $5,000                                     $5,000
                                           - 5% of your Payment Base                  - 5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $110,000                                   $115,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($115,000) divided by your current         the rider charge being taken, or
                                           Payment Base ($100,000), less 1            - Your current Payment Base
                                           - Resulting in 0.15%, capped at 10%.
                                           Subject to minimum of 0% and maximum of
                                           10%
THRESHOLD                                                   $5,500                                     $5,750
                                           - 5% of your Payment Base                  - 5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 17: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE ANNIVERSARY IS $115,000.

VALUES PRIOR TO THE CONTRACT ANNIVERSARY:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $4,500                                     $4,500
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

VALUES AFTER THE CONTRACT ANNIVERSARY:

PAYMENT BASE                                               $110,000                                   $115,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($115,000) divided by your current         the rider charge being taken, or
                                           Payment Base ($100,000), less 1            - Your current Payment Base
                                           - Resulting in 0.15%, capped at 10%.
                                           Subject to minimum of 0% and maximum of
                                           10%
THRESHOLD                                                   $4,950                                     $5,175
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

                                                                    APP I-29

-------------------------------------------------------------------------------

EXAMPLE 18: SPOUSAL CONTRACT CONTINUATION (SINGLE LIFE)

On date of Spousal Contract continuation, we increase the Contract Value to equal the Death Benefit (if greater). For illustration purposes, we will assume the Contract Value on the date of continuation is set equal to the Death Benefit of $150,000 and the Payment Base is $125,000.

VALUES UPON SPOUSAL CONTINUATION:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $150,000                                   $150,000
                                           - Equal to the Contract Value on date of   - Equal to Contract Value on date of
                                           continuation                               continuation
WITHDRAWAL PERCENTAGE                                         6%                                         6%
                                           - Withdrawal Percent is set using the      - Withdrawal Percent is set using the
                                           oldest Covered Life's age on the           oldest Covered Life's age on the
                                           effective date of continuation             effective date of continuation
LIFETIME BENEFIT PAYMENT                                    $9,000                                     $9,000
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by the
                                           Payment Base on date of continuation       Payment Base on date of continuation
GUARANTEED MINIMUM DEATH BENEFIT                           $150,000                                   $150,000
                                           - Equal to Contract Value on date of       - Equal to Contract Value on date of
                                           continuation                               continuation

EXAMPLE 19: SPOUSAL CONTRACT CONTINUATION (JOINT/SPOUSAL)

On date of Spousal Contract continuation, we increase the Contract Value to equal the Death Benefit (if greater). For illustration purposes, we will assume the Contract Value on the date of continuation is set equal to the Death Benefit of $150,000 and the Payment Base is $125,000.

VALUES UPON SPOUSAL CONTRACT CONTINUATION:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $150,000                                   $150,000
                                           - Greater of Contract Value or Payment     - Greater of Contract Value or Payment
                                           Base on date of continuation               Base on date of continuation
WITHDRAWAL PERCENTAGE                                        5.5%                                       5.5%
                                           - Withdrawal Percent is set using the      - Withdrawal Percent is set using the
                                           oldest Covered Life's age on the           oldest Covered Life's age on the
                                           effective date of continuation             effective date of continuation
LIFETIME BENEFIT PAYMENT                                    $8,250                                     $8,250
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by
                                           greater of the Contract Value or Payment   Payment Base on date of continuation
                                           Base on date of continuation
GUARANTEED MINIMUM DEATH BENEFIT                           $150,000                                   $150,000
                                           - Equal to Contract Value on date of       - Equal to Contract Value on date of
                                           continuation                               continuation

APP I-30

-------------------------------------------------------------------------------

EXAMPLE 20: WITHDRAWAL PERCENT INCREASE; ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 4 (SINGLE LIFE). YOUR WITHDRAWAL PERCENT IS 6%, WHICH WAS BASED ON YOUR AGE (70) AT THE TIME OF FIRST WITHDRAWAL. YOUR LIFETIME BENEFIT PAYMENT PRIOR TO THE CONTRACT ANNIVERSARY IS $6,300. YOU ARE NOW AGE 75 AND YOUR ANNIVERSARY IS BEING PROCESSED. YOUR CONTRACT VALUE ON ANNIVERSARY IS $117,000.

VALUES PRIOR TO THE ANNIVERSARY:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $105,000                                   $105,000
WITHDRAWAL PERCENT                                            6%                                         6%
LIFETIME BENEFIT PAYMENT                                    $6,300                                     $6,300
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $115,500                                   $117,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($117,000) divided by your current         the rider charge being taken, or
                                           Payment Base ($105,000), less 1            - Your current Payment Base
                                           - Resulting in 0.11%, capped at 10%.
                                           Subject to minimum of 0% and maximum of
                                           10%
WITHDRAWAL PERCENT                                           6.5%                                       6.5%
                                           - Due to the automatic increase and        - Due to the automatic increase and
                                           client reaching a new age band, the        client reaching a new age band, the
                                           Withdrawal Percent has increased           Withdrawal Percent has increased
LIFETIME BENEFIT PAYMENT                                   $7,507.50                                   $7,605
RIDER CHARGE                                                $977.50                                   $1,345.50
                                           - Rider charge of 0.85% multiplied by      - Rider charge of 1.15% multiplied by
                                           your current Payment Base                  your current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 21

Assume the following Contract values:

Contract Value = $3,000

Lifetime Benefit Payment = $2,000

Client takes a partial Surrender of $2,000 (within rider limit)

New Contract Value = $2,000

- Minimum Amount Rule is reached as remaining Contract Value is reduced below one Lifetime Benefit Payment and the Partial Surrender was within the rider limit

       -   Contract Value is transferred to approved investment program

       -   We will no longer accept subsequent Premium Payments

       - We will begin to automatically pay the annual Lifetime Benefit Payment via the Automatic Income Program. The Lifetime Benefit Payment will be paid out of our General Account

       - The payout of the Lifetime Benefit Payment will no longer reduce the Contract Value, however, the Death Benefit will continue to be reduced

       -   We will waive the Annual Maintenance Fee and rider fee

       -   Benefit Increases will no longer be applied

NOTE: If the Contract Value is reduced below one Lifetime Benefit Payment on any Contract Anniversary due to performance the above scenario would occur.

                                                                    APP I-31

-------------------------------------------------------------------------------

EXAMPLE 22

Assume the following Contract values:

Contract Value = $3,000

Lifetime Benefit Payment = $2,000

Client takes a partial Surrender of $2,800 (exceeds rider limit)

New Contract Value = $2,000

- Minimum Account Rule is reached as remaining Contract Value is reduced below the Minimum Account Rule under the contract, $500 (varies by state) and the Partial Surrender exceeded the rider limit

       -   Contract is fully liquidated

EXAMPLE 23: AUTOMATIC PAYMENT BASE INCREASE TO RELEVANT COVERED LIFE ATTAINED AGE 90. ASSUME THAT YOU SELECT A SINGLE LIFE OPTION. YOUR WITHDRAWAL PERCENTAGE IS 7.5%, WHICH IS BASED ON YOUR AGE (85) AT THE TIME OF YOUR FIRST WITHDRAWAL. YOUR LIFETIME BENEFIT PAYMENT PRIOR TO CONTRACT ANNIVERSARY IS $7,500. YOU ARE NOW AGE 90 AND YOUR ANNIVERSARY IS BEING PROCESSED. YOUR CONTRACT VALUE ON YOUR ANNIVERSARY IS $120,000.

VALUES PRIOR TO ANNIVERSARY:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
WITHDRAWAL PERCENTAGE                                        7.5%                                       7.5%
LIFETIME BENEFIT PAYMENT                                    $7,500                                     $7,500
GUARANTEED MINIMUM DEATH BENEFIT                            $92,500                                    $92,500

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $110,000                                   $120,000
                                           The ratio is the Contract Value            Greater of the Contract Value prior to
                                           ($120,000) divided by current Payment      the rider charge being taken, or Your
                                           Base ($100,00), less 1 results in .20%,    Payment Base
                                           capped at 10%
WITHDRAWAL PERCENTAGE                                         8%                                         8%
                                           Due to the automatic increase and client   Due to the automatic increase and client
                                           reaching a new age band, the Withdrawal    reaching a new age band, the Withdrawal
                                           Percentage has increased                   Percentage has increased
LIFETIME BENEFIT PAYMENT                                    $8,800                                     $9,600
RIDER CHARGE                                                 $935                                     $1,380.50
                                           Rider charge of 0.85% multiplied by your   Rider charge of 1.15% multiplied by your
                                           current Payment Base                       current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $92,500                                    $92,500
                                           No change due to anniversary processing    No change due to anniversary processing

APP I-32

-------------------------------------------------------------------------------

EXAMPLE 24: DEFERRAL ILLUSTRATION. ASSUME THAT ON YOUR BIRTHDAY IN SEPTEMBER 2008 YOU ARE 60. YOU PURCHASE THE CONTRACT IN NOVEMBER 2008 AND SELECT THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS WITH THE SINGLE LIFE OPTION. ASSUME NO GROWTH IN CONTRACT VALUE.

                                                   NO PARTIAL SURRENDERS IN                     PARTIAL SURRENDER IN
                 FEATURE                          FIRST 5 YEARS OF THE RIDER                  SECOND YEAR OF THE RIDER
-------------------------------------------------------------------------------------------------------------------------------
WITHDRAWAL PERCENTAGE AT ISSUE                                5%                                         5%
PAYMENT BASE AT ISSUE                                      $100,000                                   $100,000
LIFETIME BENEFIT PAYMENT AT ISSUE                           $5,000                                     $5,000
WITHDRAWAL PERCENTAGE ON BIRTHDAY IN                   Increased to 5.5%                            Remains at 5%
SEPTEMBER 2013 WHEN RELEVANT COVERED LIFE
IS AGE 65
PAYMENT BASE ON BIRTHDAY                                   $100,000                                   $100,000
                                           No change due to birthday                  No change due to birthday
LIFETIME BENEFIT PAYMENT ON BIRTHDAY                  Increased to $5,500                         Remains at $5,000
ANNIVERSARY IN NOVEMBER 2013 - CONTRACT                    $100,000                                   $100,000
VALUE IS LESS THAN CURRENT PAYMENT BASE,
SO THERE IS NO CHANGE TO THE PAYMENT BASE
WITHDRAWAL PERCENTAGE                                        5.5%                                        5%
LIFETIME BENEFIT PAYMENT                                    $5,500                                     $5,000

MAV PLUS

EXAMPLE 1

Assume that:

- You elected the MAV Plus Death Benefit when you purchased your Contract with the Premium Security Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we receive proof of Death, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $106,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was greater than the Premium Security Death Benefit, your adjusted total Premium Payments, and your Maximum Anniversary Value.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR EARNINGS PROTECTION BENEFIT

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- We determine Contract gain by subtracting the Contract Value on the date you added the MAV Plus Death Benefit from the Contract Value immediately before the partial surrender, then deduct any premium payments and add any adjustments for partial Surrenders made during that time [$109,273 - $100,000 - $0 + $0 = $9,273].

Since the Contract gain at the time of partial Surrender [$9,273] exceeds the partial Surrender [$8,000], there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

We would calculate the Contract gain as follows:

-   Contract Value on the day we receive proof of Death [$117,403],

- Subtract the Contract Value on the date the MAV Plus Death Benefit was added to your Contract [$100,000],

-   Add any adjustments for partial Surrenders [$0],

So the Contract gain equals $17,403.

                                                                    APP I-33

-------------------------------------------------------------------------------

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- We calculate the Contract Value on the date the MAV Plus Death Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date excluding Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

MAV PLUS DEATH BENEFIT AMOUNT IS $106,000. (See Example 1 under Premium Security Death Benefit for details of calculation.)

ADJUSTED TOTAL PREMIUM PAYMENT AMOUNT IS $92,000. (See Example 1 under MAV PLUS/EPB Death Benefit for details of calculation.)

MAV PLUS DEATH BENEFIT

In this situation the cap does not apply, so we take the Contract Value on the date we receive proof of death and adds 40% of gain [$117,403 + 40% (17,403)] which totals $124,364. This is the greatest of the four values compared, and so is the Death Benefit.

EXAMPLE 2

Assume that:

- You elected the MAV Plus Death Benefit when you purchased your Contract with the Premium Security Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

- Your Maximum Anniversary Value is $83,571 (based on an adjustment to an anniversary value that was $140,000 before the partial Surrender (see below)),

-   On the day we receive proof of Death, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the Death Benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- We determine Contract gain by subtracting the Contract Value on the date you added the MAV Plus Death Benefit from the Contract Value immediately before the partial surrender, then deduct any premium payments and add any adjustments for partial Surrenders made during that time [$150,000 - $100,000 - $0 + $0 = $50,000].

Since the partial Surrender [$60,000] exceeds the Contract gain at the time of partial Surrender [$50,000], the adjustment for the partial Surrender is the difference, or $10,000.

CALCULATION OF CONTRACT GAIN

We would calculate the Contract gain as follows:

-   Contract Value on the day we receive proof of Death [$120,000],

- Subtract the Contract Value on the date the MAV Plus Death Benefit was added to your Contract [$100,000],

-   Add any adjustments for partial Surrenders [$10,000],

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- We calculate the Contract Value on the date the MAV Plus Death Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date excluding Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000, which is $180,000.

APP I-34

-------------------------------------------------------------------------------

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Maximum Anniversary Value adjusted for dollar for dollar Surrenders is $140,000 - $10,000 = $130,000. Remaining Surrenders equal $50,000. This amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so we take 40% of Contract gain on the day we receive proof of death $30,000 or $12,000 and add that to the Contract Value on the date we receive proof of death. Therefore, the Earnings Protection Benefit is [40% ($30,000) + $120,000], which equals $132,000.

                                                                    APP II-1

-------------------------------------------------------------------------------

APPENDIX II - ACCUMULATION UNIT VALUES

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. There are two tables below reflecting the Accumulation Unit Values for Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company. The tables show only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. Tables showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits appear in the Statement of Additional Information, which you may obtain free of charge by contacting us.


HARTFORD LIFE INSURANCE COMPANY



SERIES II / IIR



                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.500        $13.063        $10.679        $15.357        $14.608
  Accumulation Unit Value at end of
   period                                $14.491        $14.500        $13.063        $10.679        $15.357
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,385          3,878          4,086          4,611          4,853
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.373        $11.265         $9.306              -              -
  Accumulation Unit Value at end of
   period                                $12.236        $12.373        $11.265              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                396            261            147              -              -
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.078         $0.973         $0.771         $1.230         $1.222
  Accumulation Unit Value at end of
   period                                 $1.054         $1.078         $0.973         $0.771         $1.230
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             16,931         18,542         20,077         21,874         21,965
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.979         $0.892         $0.714              -              -
  Accumulation Unit Value at end of
   period                                 $0.947         $0.979         $0.892              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,970          1,764            890              -              -
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.191        $14.465        $13.020        $14.558        $14.281
  Accumulation Unit Value at end of
   period                                $15.902        $15.191        $14.465        $13.020        $14.558
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,785          4,248          4,384          4,413          4,138
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.049        $12.556        $11.422              -              -
  Accumulation Unit Value at end of
   period                                $13.517        $13.049        $12.556              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                292            314            217              -              -
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.617        $12.153        $11.229        $10.999        $10.207
  Accumulation Unit Value at end of
   period                                $13.013        $12.617        $12.153        $11.229        $10.999
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,586          1,591          1,607          1,775            709
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.068        $11.746        $10.968              -              -
  Accumulation Unit Value at end of
   period                                $12.316        $12.068        $11.746              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                102            124             67              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.913        $11.993        $11.220        $10.120
  Accumulation Unit Value at end of
   period                                $14.608        $12.913        $11.993        $11.220
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,018          3,146          1,968            287
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.055         $0.997         $0.921         $0.790
  Accumulation Unit Value at end of
   period                                 $1.222         $1.055         $0.997         $0.921
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             16,908         12,671          8,579          1,634
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.530        $13.499        $12.943        $12.513
  Accumulation Unit Value at end of
   period                                $14.281        $13.530        $13.499        $12.943
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,781          1,713          1,014            230
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.028              -              -              -
  Accumulation Unit Value at end of
   period                                $10.207              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 79              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

APP II-2

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.712         $9.713         $7.046        $12.140        $10.921
  Accumulation Unit Value at end of
   period                                $10.055        $10.712         $9.713         $7.046        $12.140
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,796          3,098          3,393          3,664          2,980
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.192         $9.339         $6.846              -              -
  Accumulation Unit Value at end of
   period                                 $9.467        $10.192         $9.339              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 81             94             46              -              -
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.753        $15.196        $10.823        $17.807        $15.715
  Accumulation Unit Value at end of
   period                                $15.059        $16.753        $15.196        $10.823        $17.807
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,086          1,202          1,294          1,395          1,326
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.948        $10.952         $7.883              -              -
  Accumulation Unit Value at end of
   period                                $10.628        $11.948        $10.952              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                119            106             88              -              -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $21.073        $17.449        $10.965        $23.912        $19.960
  Accumulation Unit Value at end of
   period                                $16.810        $21.073        $17.449        $10.965        $23.912
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                699            839            944            906            902
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.054        $12.596         $7.999              -              -
  Accumulation Unit Value at end of
   period                                $11.883        $15.054        $12.596              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 98             79             57              -              -
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.757        $12.603         $9.163        $16.576        $14.955
  Accumulation Unit Value at end of
   period                                $13.936        $14.757        $12.603         $9.163        $16.576
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,178         11,618         12,649         13,570         12,565
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.015         $7.780         $5.716              -              -
  Accumulation Unit Value at end of
   period                                 $8.424         $9.015         $7.780              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,143          1,099            522              -              -
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.194        $12.911         $9.971        $16.262        $15.692
  Accumulation Unit Value at end of
   period                                $13.747        $14.194        $12.911         $9.971        $16.262
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,685         10,835         11,645         12,552         11,554
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.645        $10.704         $8.354              -              -
  Accumulation Unit Value at end of
   period                                $11.160        $11.645        $10.704              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                744            652            280              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.990              -              -              -
  Accumulation Unit Value at end of
   period                                $10.921              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                885              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.227        $11.752        $10.496         $8.622
  Accumulation Unit Value at end of
   period                                $15.715        $13.227        $11.752        $10.496
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                866            594            332             46
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.308        $13.187        $11.057         $8.281
  Accumulation Unit Value at end of
   period                                $19.960        $16.308        $13.187        $11.057
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                659            408            233             47
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.753        $11.997        $10.810         $9.337
  Accumulation Unit Value at end of
   period                                $14.955        $13.753        $11.997        $10.810
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,039          4,469          2,660            601
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.806        $13.223        $12.143        $10.422
  Accumulation Unit Value at end of
   period                                $15.692        $13.806        $13.223        $12.143
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,464          4,415          2,440            441
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

                                                                    APP II-3

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.734        $14.872        $10.536        $18.452        $15.583
  Accumulation Unit Value at end of
   period                                $13.355        $15.734        $14.872        $10.536        $18.452
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,099          3,461          3,640          4,004          3,850
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.508        $10.992         $7.869              -              -
  Accumulation Unit Value at end of
   period                                 $9.665        $11.508        $10.992              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                216            182            109              -              -
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $29.687        $25.527        $17.290        $30.412        $23.315
  Accumulation Unit Value at end of
   period                                $25.204        $29.687        $25.527        $17.290        $30.412
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                639            775            776            787            775
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $24.085        $20.929        $14.324              -              -
  Accumulation Unit Value at end of
   period                                $20.234        $24.085        $20.929              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 68             70             32              -              -
FRANKLIN FLEX CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.775        $10.272         $7.830        $12.269        $10.878
  Accumulation Unit Value at end of
   period                                $11.059        $11.775        $10.272         $7.830        $12.269
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                415            435            457            476            461
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.075         $9.763         $7.521              -              -
  Accumulation Unit Value at end of
   period                                $10.293        $11.075         $9.763              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             12              5              -              -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.683        $15.008        $11.218        $16.165        $15.791
  Accumulation Unit Value at end of
   period                                $16.852        $16.683        $15.008        $11.218        $16.165
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             14,851         16,884         18,493         20,312         20,982
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.237        $13.852        $10.464              -              -
  Accumulation Unit Value at end of
   period                                $15.231        $15.237        $13.852              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                397            321            211              -              -
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.510        $10.455         $8.169        $12.646        $12.066
  Accumulation Unit Value at end of
   period                                $11.185        $11.510        $10.455         $8.169        $12.646
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                785            904            945          1,035          1,112
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.513         $9.649         $7.619              -              -
  Accumulation Unit Value at end of
   period                                $10.109        $10.513         $9.649              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 95             69             28              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.275        $11.074         $9.407         $7.437
  Accumulation Unit Value at end of
   period                                $15.583        $13.275        $11.074         $9.407
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,766          1,497            776             81
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.823        $14.962        $12.766        $10.155
  Accumulation Unit Value at end of
   period                                $23.315        $17.823        $14.962        $12.766
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                471            278            198             41
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
FRANKLIN FLEX CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.480         $9.408              -              -
  Accumulation Unit Value at end of
   period                                $10.878        $10.480              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                313             95              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.537        $13.504        $12.022        $10.500
  Accumulation Unit Value at end of
   period                                $15.791        $13.537        $13.504        $12.022
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             13,732          8,121          3,878            619
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.029        $11.061        $10.388         $9.177
  Accumulation Unit Value at end of
   period                                $12.066        $11.029        $11.061        $10.388
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                895            541            294             49
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

APP II-4

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
FRANKLIN LARGE CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.492         $9.306         $7.441        $11.634        $11.824
  Accumulation Unit Value at end of
   period                                 $9.806        $10.492         $9.306         $7.441        $11.634
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                249            245            252            200            170
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.868         $8.845         $7.148              -              -
  Accumulation Unit Value at end of
   period                                 $9.127         $9.868         $8.845              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              7              -              -              -
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.870        $12.493        $10.791        $15.004        $15.628
  Accumulation Unit Value at end of
   period                                $15.551        $14.870        $12.493        $10.791        $15.004
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,929          6,501          6,852          7,607          7,350
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.719        $11.648        $10.167              -              -
  Accumulation Unit Value at end of
   period                                $14.197        $13.719        $11.648              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                164            125             28              -              -
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.857         $7.792         $6.115         $9.253         $9.254
  Accumulation Unit Value at end of
   period                                 $9.359         $9.857         $7.792         $6.115         $9.253
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                243            254            148             70              3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.523         $7.607         $6.033              -              -
  Accumulation Unit Value at end of
   period                                 $8.948         $9.523         $7.607              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25             15              6              -              -
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.374        $11.415         $8.059        $14.205        $12.943
  Accumulation Unit Value at end of
   period                                $13.496        $14.374        $11.415         $8.059        $14.205
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                985          1,110          1,151          1,141            969
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.922         $6.358         $4.536              -              -
  Accumulation Unit Value at end of
   period                                 $7.361         $7.922         $6.358              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                238            275            119              -              -
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $20.040        $18.265        $14.680        $16.724        $15.961
  Accumulation Unit Value at end of
   period                                $20.321        $20.040        $18.265        $14.680        $16.724
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,462          2,665          2,650          2,523          2,126
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.033        $15.688        $12.741              -              -
  Accumulation Unit Value at end of
   period                                $17.091        $17.033        $15.688              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                308            322            179              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
FRANKLIN LARGE CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.315         $9.708              -              -
  Accumulation Unit Value at end of
   period                                $11.824        $10.315              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 93              9              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.525        $13.254        $12.103        $10.476
  Accumulation Unit Value at end of
   period                                $15.628        $13.525        $13.254        $12.103
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,260          2,034            964            112
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.070        $11.675        $10.616         $8.778
  Accumulation Unit Value at end of
   period                                $12.943        $12.070        $11.675        $10.616
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                591            360            261             96
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.910        $14.856        $13.687        $12.843
  Accumulation Unit Value at end of
   period                                $15.961        $14.910        $14.856        $13.687
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,409            834            459             95
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

                                                                    APP II-5

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.147         $1.162         $1.177         $1.169         $1.129
  Accumulation Unit Value at end of
   period                                 $1.132         $1.147         $1.162         $1.177         $1.169
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             32,805         32,340         44,764         67,134         25,415
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.990         $1.014         $1.038              -              -
  Accumulation Unit Value at end of
   period                                 $0.966         $0.990         $1.014              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,417          1,750            754              -              -
INVESCO V.I. BASIC VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.117         $1.055         $0.722         $1.518         $1.515
  Accumulation Unit Value at end of
   period                                 $1.069         $1.117         $1.055         $0.722         $1.518
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,457          3,387          3,814          3,818          4,128
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.016         $0.969         $0.671              -              -
  Accumulation Unit Value at end of
   period                                 $0.961         $1.016         $0.969              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                740            738            432              -              -
INVESCO V.I. CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.211         $1.063         $0.890         $1.568         $1.419
  Accumulation Unit Value at end of
   period                                 $1.100         $1.211         $1.063         $0.890         $1.568
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,548          1,879          2,153          2,131          2,046
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.101         $0.977         $0.826              -              -
  Accumulation Unit Value at end of
   period                                 $0.990         $1.101         $0.977              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                294            338            236              -              -
INVESCO V.I. CAPITAL DEVELOPMENT FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.421         $7.186         $5.116         $9.789         $9.553
  Accumulation Unit Value at end of
   period                                 $7.713         $8.421         $7.186         $5.116         $9.789
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 51             26             40              7              3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.136         $7.016         $5.048              -              -
  Accumulation Unit Value at end of
   period                                 $7.374         $8.136         $7.016              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              -              -              -              -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.932        $11.039         $8.721        $12.654        $11.863
  Accumulation Unit Value at end of
   period                                $11.764        $11.932        $11.039         $8.721        $12.654
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                771            912            930            913          1,035
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.222        $10.492         $8.377              -              -
  Accumulation Unit Value at end of
   period                                $10.949        $11.222        $10.492              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                140            116             56              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.093         $1.077         $1.081         $1.086
  Accumulation Unit Value at end of
   period                                 $1.129         $1.093         $1.077         $1.081
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             16,822          9,835          4,098            476
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
INVESCO V.I. BASIC VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.357         $1.301         $1.187         $1.017
  Accumulation Unit Value at end of
   period                                 $1.515         $1.357         $1.301         $1.187
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,027          3,551          3,218          1,301
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
INVESCO V.I. CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.353         $1.260         $1.198         $1.022
  Accumulation Unit Value at end of
   period                                 $1.419         $1.353         $1.260         $1.198
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,892            694            486            120
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
INVESCO V.I. CAPITAL DEVELOPMENT FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.303         $9.632              -              -
  Accumulation Unit Value at end of
   period                                $11.863        $10.303              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,101              2              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

APP II-6

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
INVESCO V.I. GOVERNMENT SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.334         $1.283         $1.301         $1.174         $1.119
  Accumulation Unit Value at end of
   period                                 $1.420         $1.334         $1.283         $1.301         $1.174
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             47,904         53,690         56,441         63,225         53,104
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.213         $1.179         $1.208              -              -
  Accumulation Unit Value at end of
   period                                 $1.278         $1.213         $1.179              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,045          4,239          2,218              -              -
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.079         $1.867         $1.400         $2.379         $2.102
  Accumulation Unit Value at end of
   period                                 $1.913         $2.079         $1.867         $1.400         $2.379
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,422          9,891         10,431         10,999          7,270
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.891         $1.716         $1.299              -              -
  Accumulation Unit Value at end of
   period                                 $1.721         $1.891         $1.716              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                281            319            166              -              -
INVESCO V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.833         $1.628         $1.267         $1.797         $1.663
  Accumulation Unit Value at end of
   period                                 $1.693         $1.833         $1.628         $1.267         $1.797
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,244          6,149          6,200          6,327          6,210
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.667         $1.496         $1.177              -              -
  Accumulation Unit Value at end of
   period                                 $1.523         $1.667         $1.496              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                955            863            587              -              -
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.361        $12.113        $10.123        $14.937        $14.394
  Accumulation Unit Value at end of
   period                                $15.045        $15.361        $12.113        $10.123        $14.937
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                671            729            771            720            407
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.242        $11.349         $9.584              -              -
  Accumulation Unit Value at end of
   period                                $13.803        $14.242        $11.349              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 51             42             15              -              -
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.727              -              -              -              -
  Accumulation Unit Value at end of
   period                                 $9.223              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                159              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.713              -              -              -              -
  Accumulation Unit Value at end of
   period                                 $9.146              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 50              -              -              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  ----------------------------------------------------------
INVESCO V.I. GOVERNMENT SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.095         $1.092         $1.079         $1.094
  Accumulation Unit Value at end of
   period                                 $1.119         $1.095         $1.092         $1.079
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             29,884         14,477          6,425          1,030
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.662         $1.428         $1.167         $0.970
  Accumulation Unit Value at end of
   period                                 $2.102         $1.662         $1.428         $1.167
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,232            630            258             84
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
INVESCO V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.515         $1.427         $1.271         $1.111
  Accumulation Unit Value at end of
   period                                 $1.663         $1.515         $1.427         $1.271
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,974          4,285          2,959          1,123
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.423        $11.647        $10.790        $10.288
  Accumulation Unit Value at end of
   period                                $14.394        $12.423        $11.647        $10.790
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                134             78             34              2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -(a)
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -(a)
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

                                                                    APP II-7

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
MFS CORE EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.084         $8.720         $6.674        $11.119        $10.139
  Accumulation Unit Value at end of
   period                                 $9.848        $10.084         $8.720         $6.674        $11.119
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              8             11             17             18
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.502         $5.682         $4.395              -              -
  Accumulation Unit Value at end of
   period                                 $6.283         $6.502         $5.682              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 43             28              6              -              -
MFS GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.684        $15.050        $11.558        $17.689        $16.420
  Accumulation Unit Value at end of
   period                                $15.748        $16.684        $15.050        $11.558        $17.689
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 46             46             43             51             58
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.109        $11.950         $9.274              -              -
  Accumulation Unit Value at end of
   period                                $12.245        $13.109        $11.950              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             10              5              -              -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.901         $8.701         $6.406        $10.375         $8.679
  Accumulation Unit Value at end of
   period                                 $9.736         $9.901         $8.701         $6.406        $10.375
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                310            310            268            180            195
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.917         $5.254         $3.909              -              -
  Accumulation Unit Value at end of
   period                                 $5.757         $5.917         $5.254              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 85             87             24              -              -
MFS HIGH INCOME SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.293        $13.510         $9.439        $13.336        $13.282
  Accumulation Unit Value at end of
   period                                $15.707        $15.293        $13.510         $9.439        $13.336
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                899            986            968            820            835
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.644        $12.181         $8.600              -              -
  Accumulation Unit Value at end of
   period                                $13.868        $13.644        $12.181              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                190            105             81              -              -
MFS INVESTORS GROWTH STOCK SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.273         $8.357         $6.070         $9.746         $8.871
  Accumulation Unit Value at end of
   period                                 $9.202         $9.273         $8.357         $6.070         $9.746
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 93             98            118            123            132
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.313         $5.749         $4.220              -              -
  Accumulation Unit Value at end of
   period                                 $6.199         $6.313         $5.749              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 27             18             12              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
MFS CORE EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.031         $9.002         $8.113         $7.184
  Accumulation Unit Value at end of
   period                                $10.139         $9.031         $9.002         $8.113
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             27             11             14
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
MFS GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.378        $12.593        $10.792         $9.284
  Accumulation Unit Value at end of
   period                                $16.420        $13.378        $12.593        $10.792
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 35             19              8              3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.153         $7.568         $6.791         $6.037
  Accumulation Unit Value at end of
   period                                 $8.679         $8.153         $7.568         $6.791
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 98             78             62             28
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
MFS HIGH INCOME SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.198        $12.102        $11.238        $10.338
  Accumulation Unit Value at end of
   period                                $13.282        $12.198        $12.102        $11.238
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                586            377            202             83
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
MFS INVESTORS GROWTH STOCK SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.358         $8.108         $7.527         $6.906
  Accumulation Unit Value at end of
   period                                 $8.871         $8.358         $8.108         $7.527
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 87             58             76             57
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

APP II-8

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.971        $10.009         $7.995        $12.109        $11.127
  Accumulation Unit Value at end of
   period                                $10.588        $10.971        $10.009         $7.995        $12.109
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,447          2,689          2,878          2,970          2,802
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.741         $8.059         $6.505              -              -
  Accumulation Unit Value at end of
   period                                 $8.348         $8.741         $8.059              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                231            173             68              -              -
MFS MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.676         $4.437         $3.172         $6.638         $6.126
  Accumulation Unit Value at end of
   period                                 $5.263         $5.676         $4.437         $3.172         $6.638
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                520            645            577            507            495
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.536         $4.374         $3.160              -              -
  Accumulation Unit Value at end of
   period                                 $5.080         $5.536         $4.374              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 46             50             27              -              -
MFS NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $19.971        $14.847         $9.222        $15.407        $15.233
  Accumulation Unit Value at end of
   period                                $17.680        $19.971        $14.847         $9.222        $15.407
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                850            965          1,104          1,290          1,310
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.044         $8.297         $5.208              -              -
  Accumulation Unit Value at end of
   period                                 $9.675        $11.044         $8.297              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                135            138             86              -              -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.402        $11.697        $10.207        $10.596        $10.307
  Accumulation Unit Value at end of
   period                                $13.061        $12.402        $11.697        $10.207        $10.596
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,353          1,358          1,188            949            641
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.668        $11.121         $9.806              -              -
  Accumulation Unit Value at end of
   period                                $12.159        $11.668        $11.121              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                132             84             28              -              -
MFS RESEARCH INTERNATIONAL SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.256        $12.126         $9.392        $16.527        $14.847
  Accumulation Unit Value at end of
   period                                $11.656        $13.256        $12.126         $9.392        $16.527
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                615            625            657            699            300
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.490        $11.545         $9.037              -              -
  Accumulation Unit Value at end of
   period                                $10.867        $12.490        $11.545              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 42             32             15              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.981         $9.428         $8.581         $7.685
  Accumulation Unit Value at end of
   period                                $11.127         $9.981         $9.428         $8.581
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,871          1,019            446             47
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
MFS MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.055         $5.952         $5.266         $4.500
  Accumulation Unit Value at end of
   period                                 $6.126         $6.055         $5.952         $5.266
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                449            399            313            141
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
MFS NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.638        $13.135        $12.498        $10.467
  Accumulation Unit Value at end of
   period                                $15.233        $13.638        $13.135        $12.498
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                909            377            196             35
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.040         $9.983              -              -
  Accumulation Unit Value at end of
   period                                $10.307        $10.040              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                177             27              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
MFS RESEARCH INTERNATIONAL SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.985        $10.019              -              -
  Accumulation Unit Value at end of
   period                                $14.847        $11.985              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 57              3              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

                                                                    APP II-9

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
MFS RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.002        $10.496         $8.150        $12.925        $11.572
  Accumulation Unit Value at end of
   period                                $11.787        $12.002        $10.496         $8.150        $12.925
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 57             54             51             35             32
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.288         $9.976         $7.827              -              -
  Accumulation Unit Value at end of
   period                                $10.970        $11.288         $9.976              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              -              -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.485        $14.278        $12.261        $15.960        $15.523
  Accumulation Unit Value at end of
   period                                $15.548        $15.485        $14.278        $12.261        $15.960
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,379          5,949          6,318          6,881          6,616
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.382        $11.537        $10.012              -              -
  Accumulation Unit Value at end of
   period                                $12.303        $12.382        $11.537              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                305            213             95              -              -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.464        $14.962        $12.358        $18.581        $17.453
  Accumulation Unit Value at end of
   period                                $16.194        $16.464        $14.962        $12.358        $18.581
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,047          1,138          1,147          1,111            807
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.190        $13.950        $11.644              -              -
  Accumulation Unit Value at end of
   period                                $14.785        $15.190        $13.950              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 54             36              8              -              -
MUTUAL GLOBAL DISCOVERY SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $21.077        $19.081        $15.684        $22.220        $20.136
  Accumulation Unit Value at end of
   period                                $20.178        $21.077        $19.081        $15.684        $22.220
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,485          1,710          1,812          1,884          1,814
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.446        $17.790        $14.777              -              -
  Accumulation Unit Value at end of
   period                                $18.422        $19.446        $17.790              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                110             97             61              -              -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.838        $15.349        $12.342        $19.892        $19.484
  Accumulation Unit Value at end of
   period                                $16.439        $16.838        $15.349        $12.342        $19.892
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,172          7,237          8,060          8,853          9,553
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.176        $12.138         $9.863              -              -
  Accumulation Unit Value at end of
   period                                $12.730        $13.176        $12.138              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                246            239            106              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
MFS RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.617         $9.472              -              -
  Accumulation Unit Value at end of
   period                                $11.572        $10.617              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11              4              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.061        $13.861        $12.621        $11.713
  Accumulation Unit Value at end of
   period                                $15.523        $14.061        $13.861        $12.621
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,959          1,860            923            164
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.639        $13.912        $12.242        $10.607
  Accumulation Unit Value at end of
   period                                $17.453        $14.639        $13.912        $12.242
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                373            148             62             14
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
MUTUAL GLOBAL DISCOVERY SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.585        $14.496        $12.431        $10.546
  Accumulation Unit Value at end of
   period                                $20.136        $16.585        $14.496        $12.431
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,001            438            207             21
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.683        $15.295        $13.764        $12.081
  Accumulation Unit Value at end of
   period                                $19.484        $16.683        $15.295        $13.764
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,695          4,108          2,075            304
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

APP II-10

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $28.091        $24.164        $14.131        $30.230        $23.737
  Accumulation Unit Value at end of
   period                                $23.370        $28.091        $24.164        $14.131        $30.230
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                398            474            472            424            454
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $26.610        $23.131        $13.670              -              -
  Accumulation Unit Value at end of
   period                                $21.907        $26.610        $23.131              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25             18             10              -              -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.051        $13.138         $9.717        $16.519        $14.502
  Accumulation Unit Value at end of
   period                                $12.388        $14.051        $13.138         $9.717        $16.519
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,603          2,772          2,928          3,305          3,379
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.715        $11.069         $8.273              -              -
  Accumulation Unit Value at end of
   period                                $10.221        $11.715        $11.069              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                233            151             91              -              -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.440        $12.684         $9.807        $17.234        $17.068
  Accumulation Unit Value at end of
   period                                $12.334        $13.440        $12.684         $9.807        $17.234
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,449          6,447          7,255          8,123          9,032
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.272        $10.750         $8.399              -              -
  Accumulation Unit Value at end of
   period                                $10.236        $11.272        $10.750              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                107            116             61              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.733        $14.862        $12.067         $8.935
  Accumulation Unit Value at end of
   period                                $23.737        $18.733        $14.862        $12.067
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                304            159             51              6
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.104        $11.136         $9.523         $7.775
  Accumulation Unit Value at end of
   period                                $14.502        $12.104        $11.136         $9.523
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,739          1,634            847             96
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.202        $13.223        $11.552         $9.590
  Accumulation Unit Value at end of
   period                                $17.068        $14.202        $13.223        $11.552
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,655          4,070          1,828            177
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -



(a)  Inception date May 2, 2011.



CHASE (1)



                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST CORE BOND
 PORTFOLIO I
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.722          $11.805          $10.913          $10.918
  Accumulation Unit Value at end of
   period                                  $13.488          $12.722          $11.805          $10.913
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,152            3,368            3,550            2,412
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.603          $10.880          $10.164                -
  Accumulation Unit Value at end of
   period                                  $12.172          $11.603          $10.880                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   14               10                9                -

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
--------------------------------------  -------------------------------------------------------------
JPMORGAN INSURANCE TRUST CORE BOND
 PORTFOLIO I
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.410          $10.132          $10.030           $9.637
  Accumulation Unit Value at end of
   period                                  $10.918          $10.410          $10.132          $10.030
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,382            1,524              824              188
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -

                                                                   APP II-11

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST EQUITY INDEX
 PORTFOLIO I
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.410          $10.109           $8.104          $13.081
  Accumulation Unit Value at end of
   period                                  $11.449          $11.410          $10.109           $8.104
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,582            1,730            1,895            1,852
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.040          $12.570          $10.183                -
  Accumulation Unit Value at end of
   period                                  $13.941          $14.040          $12.570                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4                4                5                -
JPMORGAN INSURANCE TRUST INTREPID
 GROWTH PORTFOLIO I
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.365           $9.922           $7.487          $12.486
  Accumulation Unit Value at end of
   period                                  $11.421          $11.365           $9.922           $7.487
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  176              187              208              209
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.296          $13.495          $10.291                -
  Accumulation Unit Value at end of
   period                                  $15.210          $15.296          $13.495                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
JPMORGAN INSURANCE TRUST INTREPID MID
 CAP PORTFOLIO I
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.885          $11.775           $8.797          $14.574
  Accumulation Unit Value at end of
   period                                  $13.490          $13.885          $11.775           $8.797
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  309              334              367              394
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.449          $14.097          $10.643                -
  Accumulation Unit Value at end of
   period                                  $15.814          $16.449          $14.097                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
JPMORGAN INSURANCE TRUST MID CAP
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.311          $11.546           $8.181          $14.752
  Accumulation Unit Value at end of
   period                                  $13.250          $14.311          $11.546           $8.181
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  301              333              372              411
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $17.731          $14.457          $10.352                -
  Accumulation Unit Value at end of
   period                                  $16.246          $17.731          $14.457                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                1                1                -

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
--------------------------------------  -------------------------------------------------------------
JPMORGAN INSURANCE TRUST EQUITY INDEX
 PORTFOLIO I
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.615          $11.079          $10.750          $10.085
  Accumulation Unit Value at end of
   period                                  $13.081          $12.615          $11.079          $10.750
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,480            1,079              635              160
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
JPMORGAN INSURANCE TRUST INTREPID
 GROWTH PORTFOLIO I
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.346          $10.913          $10.530          $10.084
  Accumulation Unit Value at end of
   period                                  $12.486          $11.346          $10.913          $10.530
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   78                5                7                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
JPMORGAN INSURANCE TRUST INTREPID MID
 CAP PORTFOLIO I
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.360          $12.755          $11.041           $9.960
  Accumulation Unit Value at end of
   period                                  $14.574          $14.360          $12.755          $11.041
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  301              143               21               11
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
JPMORGAN INSURANCE TRUST MID CAP
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.753          $11.605          $10.588           $9.930
  Accumulation Unit Value at end of
   period                                  $14.752          $12.753          $11.605          $10.588
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  413              348              213               62
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -

APP II-12

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST MID CAP VALUE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.310          $10.928           $8.660          $13.606
  Accumulation Unit Value at end of
   period                                  $13.415          $13.310          $10.928           $8.660
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  241              288              293              309
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.059          $13.324          $10.671                -
  Accumulation Unit Value at end of
   period                                  $16.017          $16.059          $13.324                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1                1                -
JPMORGAN INSURANCE TRUST U.S. EQUITY
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.742          $11.371           $8.622          $13.403
  Accumulation Unit Value at end of
   period                                  $12.336          $12.742          $11.371           $8.622
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  338              357              369              389
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.855          $13.397          $10.265                -
  Accumulation Unit Value at end of
   period                                  $14.231          $14.855          $13.397                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1                1                -

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
--------------------------------------  -------------------------------------------------------------
JPMORGAN INSURANCE TRUST MID CAP VALUE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.665          $11.867          $10.959           $9.938
  Accumulation Unit Value at end of
   period                                  $13.606          $13.665          $11.867          $10.959
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  310              291              237               62
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
JPMORGAN INSURANCE TRUST U.S. EQUITY
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.300          $10.734          $10.632          $10.072
  Accumulation Unit Value at end of
   period                                  $13.403          $12.300          $10.734          $10.632
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  385              317              187               49
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -



SERIES III



                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.500          $13.063          $10.679          $15.357
  Accumulation Unit Value at end of
   period                                  $14.491          $14.500          $13.063          $10.679
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,385            3,878            4,086            4,611
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.373          $11.265           $9.306                -
  Accumulation Unit Value at end of
   period                                  $12.236          $12.373          $11.265                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  396              261              147                -
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.078           $0.973           $0.771           $1.230
  Accumulation Unit Value at end of
   period                                   $1.054           $1.078           $0.973           $0.771
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               16,931           18,542           20,077           21,874
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.979           $0.892           $0.714                -
  Accumulation Unit Value at end of
   period                                   $0.947           $0.979           $0.892                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,970            1,764              890                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.608          $12.913          $11.768
  Accumulation Unit Value at end of
   period                                  $15.357          $14.608          $12.913
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,853            4,018            3,146
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.222           $1.055           $0.956
  Accumulation Unit Value at end of
   period                                   $1.230           $1.222           $1.055
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               21,965           16,908           12,671
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

                                                                   APP II-13

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.191          $14.465          $13.020          $14.558
  Accumulation Unit Value at end of
   period                                  $15.902          $15.191          $14.465          $13.020
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,785            4,248            4,384            4,413
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.049          $12.556          $11.422                -
  Accumulation Unit Value at end of
   period                                  $13.517          $13.049          $12.556                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  292              314              217                -
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.617          $12.153          $11.229          $10.999
  Accumulation Unit Value at end of
   period                                  $13.013          $12.617          $12.153          $11.229
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,586            1,591            1,607            1,775
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.068          $11.746          $10.968                -
  Accumulation Unit Value at end of
   period                                  $12.316          $12.068          $11.746                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  102              124               67                -
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.712           $9.713           $7.046          $12.140
  Accumulation Unit Value at end of
   period                                  $10.055          $10.712           $9.713           $7.046
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,796            3,098            3,393            3,664
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.192           $9.339           $6.846                -
  Accumulation Unit Value at end of
   period                                   $9.467          $10.192           $9.339                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   81               94               46                -
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $16.753          $15.196          $10.823          $17.807
  Accumulation Unit Value at end of
   period                                  $15.059          $16.753          $15.196          $10.823
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,086            1,202            1,294            1,395
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.948          $10.952           $7.883                -
  Accumulation Unit Value at end of
   period                                  $10.628          $11.948          $10.952                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  119              106               88                -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $21.073          $17.449          $10.965          $23.912
  Accumulation Unit Value at end of
   period                                  $16.810          $21.073          $17.449          $10.965
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  699              839              944              906
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.054          $12.596           $7.999                -
  Accumulation Unit Value at end of
   period                                  $11.883          $15.054          $12.596                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   98               79               57                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.281          $13.530          $13.310
  Accumulation Unit Value at end of
   period                                  $14.558          $14.281          $13.530
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,138            2,781            1,713
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.207          $10.028                -
  Accumulation Unit Value at end of
   period                                  $10.999          $10.207                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  709               79                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.921           $9.990                -
  Accumulation Unit Value at end of
   period                                  $12.140          $10.921                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,980              885                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.715          $13.227          $11.285
  Accumulation Unit Value at end of
   period                                  $17.807          $15.715          $13.227
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,326              866              594
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $19.960          $16.308          $13.174
  Accumulation Unit Value at end of
   period                                  $23.912          $19.960          $16.308
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  902              659              408
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

APP II-14

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.757          $12.603           $9.163          $16.576
  Accumulation Unit Value at end of
   period                                  $13.936          $14.757          $12.603           $9.163
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               10,178           11,618           12,649           13,570
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.015           $7.780           $5.716                -
  Accumulation Unit Value at end of
   period                                   $8.424           $9.015           $7.780                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,143            1,099              522                -
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.194          $12.911           $9.971          $16.262
  Accumulation Unit Value at end of
   period                                  $13.747          $14.194          $12.911           $9.971
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,685           10,835           11,645           12,552
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.645          $10.704           $8.354                -
  Accumulation Unit Value at end of
   period                                  $11.160          $11.645          $10.704                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  744              652              280                -
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.734          $14.872          $10.536          $18.452
  Accumulation Unit Value at end of
   period                                  $13.355          $15.734          $14.872          $10.536
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,099            3,461            3,640            4,004
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.508          $10.992           $7.869                -
  Accumulation Unit Value at end of
   period                                   $9.665          $11.508          $10.992                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  216              182              109                -
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $29.687          $25.527          $17.290          $30.412
  Accumulation Unit Value at end of
   period                                  $25.204          $29.687          $25.527          $17.290
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  639              775              776              787
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $24.085          $20.929          $14.324                -
  Accumulation Unit Value at end of
   period                                  $20.234          $24.085          $20.929                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   68               70               32                -
FRANKLIN FLEX CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.775          $10.272           $7.830          $12.269
  Accumulation Unit Value at end of
   period                                  $11.059          $11.775          $10.272           $7.830
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  415              435              457              476
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.075           $9.763           $7.521                -
  Accumulation Unit Value at end of
   period                                  $10.293          $11.075           $9.763                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   20               12                5                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.955          $13.753          $11.567
  Accumulation Unit Value at end of
   period                                  $16.576          $14.955          $13.753
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               12,565            8,039            4,469
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.692          $13.806          $12.649
  Accumulation Unit Value at end of
   period                                  $16.262          $15.692          $13.806
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               11,554            7,464            4,415
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.583          $13.275          $10.766
  Accumulation Unit Value at end of
   period                                  $18.452          $15.583          $13.275
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,850            2,766            1,497
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $23.315          $17.823          $14.766
  Accumulation Unit Value at end of
   period                                  $30.412          $23.315          $17.823
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  775              471              278
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
FRANKLIN FLEX CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.878          $10.480           $9.408
  Accumulation Unit Value at end of
   period                                  $12.269          $10.878          $10.480
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  461              313               95
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

                                                                   APP II-15

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $16.683          $15.008          $11.218          $16.165
  Accumulation Unit Value at end of
   period                                  $16.852          $16.683          $15.008          $11.218
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               14,851           16,884           18,493           20,312
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.237          $13.852          $10.464                -
  Accumulation Unit Value at end of
   period                                  $15.231          $15.237          $13.852                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  397              321              211                -
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.510          $10.455           $8.169          $12.646
  Accumulation Unit Value at end of
   period                                  $11.185          $11.510          $10.455           $8.169
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  785              904              945            1,035
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.513           $9.649           $7.619                -
  Accumulation Unit Value at end of
   period                                  $10.109          $10.513           $9.649                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   95               69               28                -
FRANKLIN LARGE CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.492           $9.306           $7.441          $11.634
  Accumulation Unit Value at end of
   period                                   $9.806          $10.492           $9.306           $7.441
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  249              245              252              200
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.868           $8.845           $7.148                -
  Accumulation Unit Value at end of
   period                                   $9.127           $9.868           $8.845                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    6                7                -                -
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.870          $12.493          $10.791          $15.004
  Accumulation Unit Value at end of
   period                                  $15.551          $14.870          $12.493          $10.791
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,929            6,501            6,852            7,607
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.719          $11.648          $10.167                -
  Accumulation Unit Value at end of
   period                                  $14.197          $13.719          $11.648                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  164              125               28                -
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.857           $7.792           $6.115           $9.253
  Accumulation Unit Value at end of
   period                                   $9.359           $9.857           $7.792           $6.115
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  243              254              148               70
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.523           $7.607           $6.033                -
  Accumulation Unit Value at end of
   period                                   $8.948           $9.523           $7.607                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   25               15                6                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.791          $13.537          $13.057
  Accumulation Unit Value at end of
   period                                  $16.165          $15.791          $13.537
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               20,982           13,732            8,121
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.066          $11.029          $10.613
  Accumulation Unit Value at end of
   period                                  $12.646          $12.066          $11.029
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,112              895              541
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
FRANKLIN LARGE CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.824          $10.315           $9.708
  Accumulation Unit Value at end of
   period                                  $11.634          $11.824          $10.315
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  170               93                9
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.628          $13.525          $12.810
  Accumulation Unit Value at end of
   period                                  $15.004          $15.628          $13.525
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,350            4,260            2,034
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.254                -                -
  Accumulation Unit Value at end of
   period                                   $9.253                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

APP II-16

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.374          $11.415           $8.059          $14.205
  Accumulation Unit Value at end of
   period                                  $13.496          $14.374          $11.415           $8.059
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  985            1,110            1,151            1,141
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.922           $6.358           $4.536                -
  Accumulation Unit Value at end of
   period                                   $7.361           $7.922           $6.358                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  238              275              119                -
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $20.040          $18.265          $14.680          $16.724
  Accumulation Unit Value at end of
   period                                  $20.321          $20.040          $18.265          $14.680
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,462            2,665            2,650            2,523
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $17.033          $15.688          $12.741                -
  Accumulation Unit Value at end of
   period                                  $17.091          $17.033          $15.688                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  308              322              179                -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.147           $1.162           $1.177           $1.169
  Accumulation Unit Value at end of
   period                                   $1.132           $1.147           $1.162           $1.177
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               32,805           32,340           44,764           67,134
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.990           $1.014           $1.038                -
  Accumulation Unit Value at end of
   period                                   $0.966           $0.990           $1.014                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,417            1,750              754                -
INVESCO V.I. BASIC VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.117           $1.055           $0.722           $1.518
  Accumulation Unit Value at end of
   period                                   $1.069           $1.117           $1.055           $0.722
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,457            3,387            3,814            3,818
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.016           $0.969           $0.671                -
  Accumulation Unit Value at end of
   period                                   $0.961           $1.016           $0.969                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  740              738              432                -
INVESCO V.I. CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.211           $1.063           $0.890           $1.568
  Accumulation Unit Value at end of
   period                                   $1.100           $1.211           $1.063           $0.890
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,548            1,879            2,153            2,131
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.101           $0.977           $0.826                -
  Accumulation Unit Value at end of
   period                                   $0.990           $1.101           $0.977                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  294              338              236                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.943          $12.070          $10.504
  Accumulation Unit Value at end of
   period                                  $14.205          $12.943          $12.070
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  969              591              360
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.961          $14.910          $14.583
  Accumulation Unit Value at end of
   period                                  $16.724          $15.961          $14.910
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,126            1,409              834
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.129           $1.093           $1.080
  Accumulation Unit Value at end of
   period                                   $1.169           $1.129           $1.093
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               25,415           16,822            9,835
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
INVESCO V.I. BASIC VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.515           $1.357           $1.247
  Accumulation Unit Value at end of
   period                                   $1.518           $1.515           $1.357
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,128            4,027            3,551
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
INVESCO V.I. CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.419           $1.353           $1.175
  Accumulation Unit Value at end of
   period                                   $1.568           $1.419           $1.353
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,046            1,892              694
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

                                                                   APP II-17

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.421           $7.186           $5.116           $9.789
  Accumulation Unit Value at end of
   period                                   $7.713           $8.421           $7.186           $5.116
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   51               26               40                7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.136           $7.016           $5.048                -
  Accumulation Unit Value at end of
   period                                   $7.374           $8.136           $7.016                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                -                -                -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.932          $11.039           $8.721          $12.654
  Accumulation Unit Value at end of
   period                                  $11.764          $11.932          $11.039           $8.721
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  771              912              930              913
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.222          $10.492           $8.377                -
  Accumulation Unit Value at end of
   period                                  $10.949          $11.222          $10.492                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  140              116               56                -
INVESCO V.I. GOVERNMENT SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.334           $1.283           $1.301           $1.174
  Accumulation Unit Value at end of
   period                                   $1.420           $1.334           $1.283           $1.301
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               47,904           53,690           56,441           63,225
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.213           $1.179           $1.208                -
  Accumulation Unit Value at end of
   period                                   $1.278           $1.213           $1.179                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,045            4,239            2,218                -
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $2.079           $1.867           $1.400           $2.379
  Accumulation Unit Value at end of
   period                                   $1.913           $2.079           $1.867           $1.400
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,422            9,891           10,431           10,999
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.891           $1.716           $1.299                -
  Accumulation Unit Value at end of
   period                                   $1.721           $1.891           $1.716                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  281              319              166                -
INVESCO V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.833           $1.628           $1.267           $1.797
  Accumulation Unit Value at end of
   period                                   $1.693           $1.833           $1.628           $1.267
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,244            6,149            6,200            6,327
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.667           $1.496           $1.177                -
  Accumulation Unit Value at end of
   period                                   $1.523           $1.667           $1.496                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  955              863              587                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.553                -                -
  Accumulation Unit Value at end of
   period                                   $9.789                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.863          $10.303           $9.632
  Accumulation Unit Value at end of
   period                                  $12.654          $11.863          $10.303
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,035            1,101                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
INVESCO V.I. GOVERNMENT SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.119           $1.095           $1.092
  Accumulation Unit Value at end of
   period                                   $1.174           $1.119           $1.095
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               53,104           29,884           14,477
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $2.102           $1.662           $1.397
  Accumulation Unit Value at end of
   period                                   $2.379           $2.102           $1.662
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,270            2,232              630
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
INVESCO V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.663           $1.515           $1.395
  Accumulation Unit Value at end of
   period                                   $1.797           $1.663           $1.515
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,210            4,974            4,285
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

APP II-18

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.361          $12.113          $10.123          $14.937
  Accumulation Unit Value at end of
   period                                  $15.045          $15.361          $12.113          $10.123
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  671              729              771              720
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.242          $11.349           $9.584                -
  Accumulation Unit Value at end of
   period                                  $13.803          $14.242          $11.349                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   51               42               15                -
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.727                -                -                -
  Accumulation Unit Value at end of
   period                                   $9.223                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  159                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.713                -                -                -
  Accumulation Unit Value at end of
   period                                   $9.146                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   50                -                -                -
MFS GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $16.684          $15.050          $11.558          $17.689
  Accumulation Unit Value at end of
   period                                  $15.748          $16.684          $15.050          $11.558
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   46               46               43               51
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.109          $11.950           $9.274                -
  Accumulation Unit Value at end of
   period                                  $12.245          $13.109          $11.950                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   10               10                5                -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.901           $8.701           $6.406          $10.375
  Accumulation Unit Value at end of
   period                                   $9.736           $9.901           $8.701           $6.406
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  310              310              268              180
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.917           $5.254           $3.909                -
  Accumulation Unit Value at end of
   period                                   $5.757           $5.917           $5.254                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   85               87               24                -
MFS HIGH INCOME SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.293          $13.510           $9.439          $13.336
  Accumulation Unit Value at end of
   period                                  $15.707          $15.293          $13.510           $9.439
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  899              986              968              820
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.644          $12.181           $8.600                -
  Accumulation Unit Value at end of
   period                                  $13.868          $13.644          $12.181                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  190              105               81                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  -------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.394          $12.423          $10.812
  Accumulation Unit Value at end of
   period                                  $14.937          $14.394          $12.423
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  407              134               78
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                     -                -                -  (a)
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -  (a)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
MFS GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $16.420          $13.378          $12.168
  Accumulation Unit Value at end of
   period                                  $17.689          $16.420          $13.378
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   58               35               19
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.679           $8.153           $6.894
  Accumulation Unit Value at end of
   period                                  $10.375           $8.679           $8.153
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  195               98               78
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
MFS HIGH INCOME SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.282          $12.198          $11.734
  Accumulation Unit Value at end of
   period                                  $13.336          $13.282          $12.198
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  835              586              377
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

                                                                   APP II-19

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
MFS INVESTORS GROWTH STOCK SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.273           $8.357           $6.070           $9.746
  Accumulation Unit Value at end of
   period                                   $9.202           $9.273           $8.357           $6.070
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   93               98              118              123
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.313           $5.749           $4.220                -
  Accumulation Unit Value at end of
   period                                   $6.199           $6.313           $5.749                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   27               18               12                -
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.971          $10.009           $7.995          $12.109
  Accumulation Unit Value at end of
   period                                  $10.588          $10.971          $10.009           $7.995
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,447            2,689            2,878            2,970
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.741           $8.059           $6.505                -
  Accumulation Unit Value at end of
   period                                   $8.348           $8.741           $8.059                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  231              173               68                -
MFS MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $5.676           $4.437           $3.172           $6.638
  Accumulation Unit Value at end of
   period                                   $5.263           $5.676           $4.437           $3.172
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  520              645              577              507
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.536           $4.374           $3.160                -
  Accumulation Unit Value at end of
   period                                   $5.080           $5.536           $4.374                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   46               50               27                -
MFS NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $19.971          $14.847           $9.222          $15.407
  Accumulation Unit Value at end of
   period                                  $17.680          $19.971          $14.847           $9.222
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  850              965            1,104            1,290
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.044           $8.297           $5.208                -
  Accumulation Unit Value at end of
   period                                   $9.675          $11.044           $8.297                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  135              138               86                -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.402          $11.697          $10.207          $10.596
  Accumulation Unit Value at end of
   period                                  $13.061          $12.402          $11.697          $10.207
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,353            1,358            1,188              949
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.668          $11.121           $9.806                -
  Accumulation Unit Value at end of
   period                                  $12.159          $11.668          $11.121                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  132               84               28                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
MFS INVESTORS GROWTH STOCK SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.871           $8.358           $7.590
  Accumulation Unit Value at end of
   period                                   $9.746           $8.871           $8.358
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  132               87               58
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.127           $9.981           $9.053
  Accumulation Unit Value at end of
   period                                  $12.109          $11.127           $9.981
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,802            1,871            1,019
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
MFS MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $6.126           $6.055           $5.306
  Accumulation Unit Value at end of
   period                                   $6.638           $6.126           $6.055
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  495              449              399
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
MFS NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.233          $13.638          $11.343
  Accumulation Unit Value at end of
   period                                  $15.407          $15.233          $13.638
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,310              909              377
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.307          $10.040           $9.983
  Accumulation Unit Value at end of
   period                                  $10.596          $10.307          $10.040
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  641              177               27
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

APP II-20

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
MFS RESEARCH INTERNATIONAL SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.256          $12.126           $9.392          $16.527
  Accumulation Unit Value at end of
   period                                  $11.656          $13.256          $12.126           $9.392
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  615              625              657              699
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.490          $11.545           $9.037                -
  Accumulation Unit Value at end of
   period                                  $10.867          $12.490          $11.545                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   42               32               15                -
MFS RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.002          $10.496           $8.150          $12.925
  Accumulation Unit Value at end of
   period                                  $11.787          $12.002          $10.496           $8.150
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   57               54               51               35
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.288           $9.976           $7.827                -
  Accumulation Unit Value at end of
   period                                  $10.970          $11.288           $9.976                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1                1                -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.485          $14.278          $12.261          $15.960
  Accumulation Unit Value at end of
   period                                  $15.548          $15.485          $14.278          $12.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,379            5,949            6,318            6,881
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.382          $11.537          $10.012                -
  Accumulation Unit Value at end of
   period                                  $12.303          $12.382          $11.537                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  305              213               95                -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $16.464          $14.962          $12.358          $18.581
  Accumulation Unit Value at end of
   period                                  $16.194          $16.464          $14.962          $12.358
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,047            1,138            1,147            1,111
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.190          $13.950          $11.644                -
  Accumulation Unit Value at end of
   period                                  $14.785          $15.190          $13.950                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   54               36                8                -
MUTUAL GLOBAL DISCOVERY SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $21.077          $19.081          $15.684          $22.220
  Accumulation Unit Value at end of
   period                                  $20.178          $21.077          $19.081          $15.684
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,485            1,710            1,812            1,884
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $19.446          $17.790          $14.777                -
  Accumulation Unit Value at end of
   period                                  $18.422          $19.446          $17.790                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  110               97               61                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
MFS RESEARCH INTERNATIONAL SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.847          $11.985          $10.019
  Accumulation Unit Value at end of
   period                                  $16.527          $14.847          $11.985
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  300               57                3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
MFS RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.572          $10.617           $9.472
  Accumulation Unit Value at end of
   period                                  $12.925          $11.572          $10.617
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   32               11                4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.523          $14.061          $13.598
  Accumulation Unit Value at end of
   period                                  $15.960          $15.523          $14.061
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,616            3,959            1,860
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $17.453          $14.639          $13.768
  Accumulation Unit Value at end of
   period                                  $18.581          $17.453          $14.639
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  807              373              148
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
MUTUAL GLOBAL DISCOVERY SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $20.136          $16.585          $14.600
  Accumulation Unit Value at end of
   period                                  $22.220          $20.136          $16.585
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,814            1,001              438
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

                                                                   APP II-21

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $16.838          $15.349          $12.342          $19.892
  Accumulation Unit Value at end of
   period                                  $16.439          $16.838          $15.349          $12.342
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,172            7,237            8,060            8,853
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.176          $12.138           $9.863                -
  Accumulation Unit Value at end of
   period                                  $12.730          $13.176          $12.138                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  246              239              106                -
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $28.091          $24.164          $14.131          $30.230
  Accumulation Unit Value at end of
   period                                  $23.370          $28.091          $24.164          $14.131
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  398              474              472              424
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $26.610          $23.131          $13.670                -
  Accumulation Unit Value at end of
   period                                  $21.907          $26.610          $23.131                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   25               18               10                -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.051          $13.138           $9.717          $16.519
  Accumulation Unit Value at end of
   period                                  $12.388          $14.051          $13.138           $9.717
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,603            2,772            2,928            3,305
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.715          $11.069           $8.273                -
  Accumulation Unit Value at end of
   period                                  $10.221          $11.715          $11.069                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  233              151               91                -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.440          $12.684           $9.807          $17.234
  Accumulation Unit Value at end of
   period                                  $12.334          $13.440          $12.684           $9.807
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,449            6,447            7,255            8,123
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.272          $10.750           $8.399                -
  Accumulation Unit Value at end of
   period                                  $10.236          $11.272          $10.750                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  107              116               61                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $19.484          $16.683          $15.153
  Accumulation Unit Value at end of
   period                                  $19.892          $19.484          $16.683
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,553            6,695            4,108
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $23.737          $18.733          $14.727
  Accumulation Unit Value at end of
   period                                  $30.230          $23.737          $18.733
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  454              304              159
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.502          $12.104          $10.823
  Accumulation Unit Value at end of
   period                                  $16.519          $14.502          $12.104
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,379            2,739            1,634
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $17.068          $14.202          $12.979
  Accumulation Unit Value at end of
   period                                  $17.234          $17.068          $14.202
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,032            6,655            4,070
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -



(a)  Inception date May 2, 2011.

APP II-22

-------------------------------------------------------------------------------


CHASE (2)



                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST CORE BOND
 PORTFOLIO I
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.722          $11.805          $10.913          $10.918
  Accumulation Unit Value at end of
   period                                  $13.488          $12.722          $11.805          $10.913
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,152            3,368            3,550            2,412
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.603          $10.880          $10.164                -
  Accumulation Unit Value at end of
   period                                  $12.172          $11.603          $10.880                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   14               10                9                -
JPMORGAN INSURANCE TRUST EQUITY INDEX
 PORTFOLIO I
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.410          $10.109           $8.104          $13.081
  Accumulation Unit Value at end of
   period                                  $11.449          $11.410          $10.109           $8.104
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,582            1,730            1,895            1,852
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.040          $12.570          $10.183                -
  Accumulation Unit Value at end of
   period                                  $13.941          $14.040          $12.570                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4                4                5                -
JPMORGAN INSURANCE TRUST INTREPID
 GROWTH PORTFOLIO I
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.365           $9.922           $7.487          $12.486
  Accumulation Unit Value at end of
   period                                  $11.421          $11.365           $9.922           $7.487
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  176              187              208              209
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.296          $13.495          $10.291                -
  Accumulation Unit Value at end of
   period                                  $15.210          $15.296          $13.495                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
JPMORGAN INSURANCE TRUST INTREPID MID
 CAP PORTFOLIO I
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.885          $11.775           $8.797          $14.574
  Accumulation Unit Value at end of
   period                                  $13.490          $13.885          $11.775           $8.797
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  309              334              367              394
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.449          $14.097          $10.643                -
  Accumulation Unit Value at end of
   period                                  $15.814          $16.449          $14.097                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
JPMORGAN INSURANCE TRUST CORE BOND
 PORTFOLIO I
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.410          $10.132          $10.070
  Accumulation Unit Value at end of
   period                                  $10.918          $10.410          $10.132
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,382            1,524              824
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
JPMORGAN INSURANCE TRUST EQUITY INDEX
 PORTFOLIO I
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.615          $11.079          $10.309
  Accumulation Unit Value at end of
   period                                  $13.081          $12.615          $11.079
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,480            1,079              635
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
JPMORGAN INSURANCE TRUST INTREPID
 GROWTH PORTFOLIO I
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.346          $10.913           $9.663
  Accumulation Unit Value at end of
   period                                  $12.486          $11.346          $10.913
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   78                5                7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
JPMORGAN INSURANCE TRUST INTREPID MID
 CAP PORTFOLIO I
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.360          $12.755          $10.877
  Accumulation Unit Value at end of
   period                                  $14.574          $14.360          $12.755
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  301              143               21
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

                                                                   APP II-23

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST MID CAP
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.311          $11.546           $8.181          $14.752
  Accumulation Unit Value at end of
   period                                  $13.250          $14.311          $11.546           $8.181
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  301              333              372              411
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $17.731          $14.457          $10.352                -
  Accumulation Unit Value at end of
   period                                  $16.246          $17.731          $14.457                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                1                1                -
JPMORGAN INSURANCE TRUST MID CAP VALUE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.310          $10.928           $8.660          $13.606
  Accumulation Unit Value at end of
   period                                  $13.415          $13.310          $10.928           $8.660
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  241              288              293              309
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.059          $13.324          $10.671                -
  Accumulation Unit Value at end of
   period                                  $16.017          $16.059          $13.324                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1                1                -
JPMORGAN INSURANCE TRUST U.S. EQUITY
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.742          $11.371           $8.622          $13.403
  Accumulation Unit Value at end of
   period                                  $12.336          $12.742          $11.371           $8.622
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  338              357              369              389
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.855          $13.397          $10.265                -
  Accumulation Unit Value at end of
   period                                  $14.231          $14.855          $13.397                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1                1                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
JPMORGAN INSURANCE TRUST MID CAP
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.753          $11.605          $10.129
  Accumulation Unit Value at end of
   period                                  $14.752          $12.753          $11.605
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  413              348              213
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
JPMORGAN INSURANCE TRUST MID CAP VALUE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.665          $11.867          $10.746
  Accumulation Unit Value at end of
   period                                  $13.606          $13.665          $11.867
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  310              291              237
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
JPMORGAN INSURANCE TRUST U.S. EQUITY
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.300          $10.734          $10.058
  Accumulation Unit Value at end of
   period                                  $13.403          $12.300          $10.734
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  385              317              187
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -



HARTFORD LIFE AND ANNUITY INSURANCE COMPANY



SERIES II / IIR



                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.500        $13.063        $10.679        $15.357        $14.608
  Accumulation Unit Value at end of
   period                                $14.491        $14.500        $13.063        $10.679        $15.357
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,532          7,393          7,917          8,905          8,860
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.373        $11.265         $9.306              -              -
  Accumulation Unit Value at end of
   period                                $12.236        $12.373        $11.265              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,129            973            620              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.913        $11.993        $11.220        $10.120
  Accumulation Unit Value at end of
   period                                $14.608        $12.913        $11.993        $11.220
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,835          5,027          3,097            808
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

APP II-24

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.078         $0.973         $0.771         $1.230         $1.222
  Accumulation Unit Value at end of
   period                                 $1.054         $1.078         $0.973         $0.771         $1.230
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             51,731         57,319         61,278         66,279         67,641
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.979         $0.892         $0.714              -              -
  Accumulation Unit Value at end of
   period                                 $0.947         $0.979         $0.892              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             11,444          9,258          6,866              -              -
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.191        $14.465        $13.020        $14.558        $14.281
  Accumulation Unit Value at end of
   period                                $15.902        $15.191        $14.465        $13.020        $14.558
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,133          6,838          7,397          6,734          5,995
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.049        $12.556        $11.422              -              -
  Accumulation Unit Value at end of
   period                                $13.517        $13.049        $12.556              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,150          1,012            722              -              -
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.617        $12.153        $11.229        $10.999        $10.207
  Accumulation Unit Value at end of
   period                                $13.013        $12.617        $12.153        $11.229        $10.999
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,930          2,918          2,870          2,771            929
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.068        $11.746        $10.968              -              -
  Accumulation Unit Value at end of
   period                                $12.316        $12.068        $11.746              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                356            277            154              -              -
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.712         $9.713         $7.046        $12.140        $10.921
  Accumulation Unit Value at end of
   period                                $10.055        $10.712         $9.713         $7.046        $12.140
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,078          7,972          8,722          9,172          7,322
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.192         $9.339         $6.846              -              -
  Accumulation Unit Value at end of
   period                                 $9.467        $10.192         $9.339              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                304            297            210              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.055         $0.997         $0.921         $0.790
  Accumulation Unit Value at end of
   period                                 $1.222         $1.055         $0.997         $0.921
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             55,180         39,979         25,004          7,529
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.530        $13.499        $12.943        $12.513
  Accumulation Unit Value at end of
   period                                $14.281        $13.530        $13.499        $12.943
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,880          2,438          1,368            343
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.028              -              -              -
  Accumulation Unit Value at end of
   period                                $10.207              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                123              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.990              -              -              -
  Accumulation Unit Value at end of
   period                                $10.921              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,278              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

                                                                   APP II-25

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.753        $15.196        $10.823        $17.807        $15.715
  Accumulation Unit Value at end of
   period                                $15.059        $16.753        $15.196        $10.823        $17.807
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,809          3,158          3,528          3,686          3,539
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.948        $10.952         $7.883              -              -
  Accumulation Unit Value at end of
   period                                $10.628        $11.948        $10.952              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                723            595            441              -              -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $21.073        $17.449        $10.965        $23.912        $19.960
  Accumulation Unit Value at end of
   period                                $16.810        $21.073        $17.449        $10.965        $23.912
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,618          1,962          2,073          1,968          2,024
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.054        $12.596         $7.999              -              -
  Accumulation Unit Value at end of
   period                                $11.883        $15.054        $12.596              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                496            490            272              -              -
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.757        $12.603         $9.163        $16.576        $14.955
  Accumulation Unit Value at end of
   period                                $13.936        $14.757        $12.603         $9.163        $16.576
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             17,438         19,838         21,746         22,940         21,794
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.015         $7.780         $5.716              -              -
  Accumulation Unit Value at end of
   period                                 $8.424         $9.015         $7.780              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,975          3,340          1,944              -              -
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.194        $12.911         $9.971        $16.262        $15.692
  Accumulation Unit Value at end of
   period                                $13.747        $14.194        $12.911         $9.971        $16.262
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             17,928         20,213         22,159         23,650         22,677
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.645        $10.704         $8.354              -              -
  Accumulation Unit Value at end of
   period                                $11.160        $11.645        $10.704              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,803          2,344          1,280              -              -
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.734        $14.872        $10.536        $18.452        $15.583
  Accumulation Unit Value at end of
   period                                $13.355        $15.734        $14.872        $10.536        $18.452
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,359          5,753          6,221          6,800          6,638
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.508        $10.992         $7.869              -              -
  Accumulation Unit Value at end of
   period                                 $9.665        $11.508        $10.992              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,041            856            527              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.227        $11.752        $10.496         $8.622
  Accumulation Unit Value at end of
   period                                $15.715        $13.227        $11.752        $10.496
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,602          1,643            882            238
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.308        $13.187        $11.057         $8.281
  Accumulation Unit Value at end of
   period                                $19.960        $16.308        $13.187        $11.057
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,410            858            438            102
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.753        $11.997        $10.810         $9.337
  Accumulation Unit Value at end of
   period                                $14.955        $13.753        $11.997        $10.810
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             14,681          8,675          4,937          1,622
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.806        $13.223        $12.143        $10.422
  Accumulation Unit Value at end of
   period                                $15.692        $13.806        $13.223        $12.143
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             15,912          9,763          5,476          1,524
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.275        $11.074         $9.407         $7.437
  Accumulation Unit Value at end of
   period                                $15.583        $13.275        $11.074         $9.407
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,853          2,813          1,396            250
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

APP II-26

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $29.687        $25.527        $17.290        $30.412        $23.315
  Accumulation Unit Value at end of
   period                                $25.204        $29.687        $25.527        $17.290        $30.412
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,462          1,743          1,750          1,663          1,664
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $24.085        $20.929        $14.324              -              -
  Accumulation Unit Value at end of
   period                                $20.234        $24.085        $20.929              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                296            285            137              -              -
FRANKLIN FLEX CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.775        $10.272         $7.830        $12.269        $10.878
  Accumulation Unit Value at end of
   period                                $11.059        $11.775        $10.272         $7.830        $12.269
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                574            605            616            615            545
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.075         $9.763         $7.521              -              -
  Accumulation Unit Value at end of
   period                                $10.293        $11.075         $9.763              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32             28             12              -              -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.683        $15.008        $11.218        $16.165        $15.791
  Accumulation Unit Value at end of
   period                                $16.852        $16.683        $15.008        $11.218        $16.165
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             14,274         15,966         17,350         18,779         18,719
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.237        $13.852        $10.464              -              -
  Accumulation Unit Value at end of
   period                                $15.231        $15.237        $13.852              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,096            847            377              -              -
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.510        $10.455         $8.169        $12.646        $12.066
  Accumulation Unit Value at end of
   period                                $11.185        $11.510        $10.455         $8.169        $12.646
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,449          1,630          1,765          1,841          1,911
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.513         $9.649         $7.619              -              -
  Accumulation Unit Value at end of
   period                                $10.109        $10.513         $9.649              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                237            178             66              -              -
FRANKLIN LARGE CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.492         $9.306         $7.441        $11.634        $11.824
  Accumulation Unit Value at end of
   period                                 $9.806        $10.492         $9.306         $7.441        $11.634
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                371            417            421            401            349
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.868         $8.845         $7.148              -              -
  Accumulation Unit Value at end of
   period                                 $9.127         $9.868         $8.845              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25             54              2              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.823        $14.962        $12.766        $10.155
  Accumulation Unit Value at end of
   period                                $23.315        $17.823        $14.962        $12.766
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,045            563            212             51
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
FRANKLIN FLEX CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.480         $9.408              -              -
  Accumulation Unit Value at end of
   period                                $10.878        $10.480              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                378            108              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.537        $13.504        $12.022        $10.500
  Accumulation Unit Value at end of
   period                                $15.791        $13.537        $13.504        $12.022
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,651          5,384          2,089            413
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.029        $11.061        $10.388         $9.177
  Accumulation Unit Value at end of
   period                                $12.066        $11.029        $11.061        $10.388
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,569            928            421             42
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
FRANKLIN LARGE CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.315         $9.708              -              -
  Accumulation Unit Value at end of
   period                                $11.824        $10.315              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                185             58              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

                                                                   APP II-27

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.870        $12.493        $10.791        $15.004        $15.628
  Accumulation Unit Value at end of
   period                                $15.551        $14.870        $12.493        $10.791        $15.004
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,103          8,505          8,900          9,731          9,602
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.719        $11.648        $10.167              -              -
  Accumulation Unit Value at end of
   period                                $14.197        $13.719        $11.648              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                568            391            133              -              -
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.857         $7.792         $6.115         $9.253         $9.254
  Accumulation Unit Value at end of
   period                                 $9.359         $9.857         $7.792         $6.115         $9.253
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                557            757            455            285              7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.523         $7.607         $6.033              -              -
  Accumulation Unit Value at end of
   period                                 $8.948         $9.523         $7.607              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                124            118             44              -              -
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.374        $11.415         $8.059        $14.205        $12.943
  Accumulation Unit Value at end of
   period                                $13.496        $14.374        $11.415         $8.059        $14.205
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,794          1,978          2,157          2,049          1,799
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.922         $6.358         $4.536              -              -
  Accumulation Unit Value at end of
   period                                 $7.361         $7.922         $6.358              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                679            612            347              -              -
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $20.040        $18.265        $14.680        $16.724        $15.961
  Accumulation Unit Value at end of
   period                                $20.321        $20.040        $18.265        $14.680        $16.724
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,098          4,418          4,360          4,161          3,680
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.033        $15.688        $12.741              -              -
  Accumulation Unit Value at end of
   period                                $17.091        $17.033        $15.688              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                674            570            324              -              -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.147         $1.162         $1.177         $1.169         $1.129
  Accumulation Unit Value at end of
   period                                 $1.132         $1.147         $1.162         $1.177         $1.169
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             55,088         55,218         72,357        117,263         36,410
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.990         $1.014         $1.038              -              -
  Accumulation Unit Value at end of
   period                                 $0.966         $0.990         $1.014              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,911          5,688          4,455              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.525        $13.254        $12.103        $10.476
  Accumulation Unit Value at end of
   period                                $15.628        $13.525        $13.254        $12.103
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,616          2,468          1,108            199
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.070        $11.675        $10.616         $8.778
  Accumulation Unit Value at end of
   period                                $12.943        $12.070        $11.675        $10.616
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,096            688            414            145
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.910        $14.856        $13.687        $12.843
  Accumulation Unit Value at end of
   period                                $15.961        $14.910        $14.856        $13.687
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,423          1,394            627            174
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.093         $1.077         $1.081         $1.086
  Accumulation Unit Value at end of
   period                                 $1.129         $1.093         $1.077         $1.081
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             20,188          6,654          4,047          1,569
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

APP II-28

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.117         $1.055         $0.722         $1.518         $1.515
  Accumulation Unit Value at end of
   period                                 $1.069         $1.117         $1.055         $0.722         $1.518
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,022          6,390          7,021          6,604          6,608
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.016         $0.969         $0.671              -              -
  Accumulation Unit Value at end of
   period                                 $0.961         $1.016         $0.969              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,975          1,737          1,049              -              -
INVESCO V.I. CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.211         $1.063         $0.890         $1.568         $1.419
  Accumulation Unit Value at end of
   period                                 $1.100         $1.211         $1.063         $0.890         $1.568
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,192          2,780          3,474          2,897          2,809
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.101         $0.977         $0.826              -              -
  Accumulation Unit Value at end of
   period                                 $0.990         $1.101         $0.977              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                691            517            340              -              -
INVESCO V.I. CAPITAL DEVELOPMENT FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.421         $7.186         $5.116         $9.789         $9.553
  Accumulation Unit Value at end of
   period                                 $7.713         $8.421         $7.186         $5.116         $9.789
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                131             96             79             15              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.136         $7.016         $5.048              -              -
  Accumulation Unit Value at end of
   period                                 $7.374         $8.136         $7.016              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 48             10              8              -              -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.932        $11.039         $8.721        $12.654        $11.863
  Accumulation Unit Value at end of
   period                                $11.764        $11.932        $11.039         $8.721        $12.654
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,659          1,894          1,918          1,945          2,217
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.222        $10.492         $8.377              -              -
  Accumulation Unit Value at end of
   period                                $10.949        $11.222        $10.492              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                457            334            132              -              -
INVESCO V.I. GOVERNMENT SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.334         $1.283         $1.301         $1.174         $1.119
  Accumulation Unit Value at end of
   period                                 $1.420         $1.334         $1.283         $1.301         $1.174
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             59,305         70,228         78,299         90,811         73,021
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.213         $1.179         $1.208              -              -
  Accumulation Unit Value at end of
   period                                 $1.278         $1.213         $1.179              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,360          7,501          3,756              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
INVESCO V.I. BASIC VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.357         $1.301         $1.187         $1.017
  Accumulation Unit Value at end of
   period                                 $1.515         $1.357         $1.301         $1.187
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,195          4,992          4,739          1,547
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
INVESCO V.I. CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.353         $1.260         $1.198         $1.022
  Accumulation Unit Value at end of
   period                                 $1.419         $1.353         $1.260         $1.198
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,651            789            630            268
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
INVESCO V.I. CAPITAL DEVELOPMENT FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.303         $9.632              -              -
  Accumulation Unit Value at end of
   period                                $11.863        $10.303              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,337             10              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
INVESCO V.I. GOVERNMENT SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.095         $1.092         $1.079         $1.094
  Accumulation Unit Value at end of
   period                                 $1.119         $1.095         $1.092         $1.079
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             44,385         23,647         10,436          1,425
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

                                                                   APP II-29

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.079         $1.867         $1.400         $2.379         $2.102
  Accumulation Unit Value at end of
   period                                 $1.913         $2.079         $1.867         $1.400         $2.379
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             13,030         14,305         15,797         16,506         12,825
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.891         $1.716         $1.299              -              -
  Accumulation Unit Value at end of
   period                                 $1.721         $1.891         $1.716              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                859            792            243              -              -
INVESCO V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.833         $1.628         $1.267         $1.797         $1.663
  Accumulation Unit Value at end of
   period                                 $1.693         $1.833         $1.628         $1.267         $1.797
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,543         10,609         10,925         11,178         11,271
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.667         $1.496         $1.177              -              -
  Accumulation Unit Value at end of
   period                                 $1.523         $1.667         $1.496              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,589          2,902          1,868              -              -
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.361        $12.113        $10.123        $14.937        $14.394
  Accumulation Unit Value at end of
   period                                $15.045        $15.361        $12.113        $10.123        $14.937
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,219          1,374          1,393          1,423            837
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.242        $11.349         $9.584              -              -
  Accumulation Unit Value at end of
   period                                $13.803        $14.242        $11.349              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                117             82             32              -              -
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.727              -              -              -              -
  Accumulation Unit Value at end of
   period                                 $9.223              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                187              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.713              -              -              -              -
  Accumulation Unit Value at end of
   period                                 $9.146              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 50              -              -              -              -
MFS CORE EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.084         $8.720         $6.674        $11.119        $10.139
  Accumulation Unit Value at end of
   period                                 $9.848        $10.084         $8.720         $6.674        $11.119
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 35             39             42             46             51
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.502         $5.682         $4.395              -              -
  Accumulation Unit Value at end of
   period                                 $6.283         $6.502         $5.682              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 68             62             33              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  ----------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.662         $1.428         $1.167         $0.970
  Accumulation Unit Value at end of
   period                                 $2.102         $1.662         $1.428         $1.167
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,283          1,186            504             43
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
INVESCO V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.515         $1.427         $1.271         $1.111
  Accumulation Unit Value at end of
   period                                 $1.663         $1.515         $1.427         $1.271
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,186          6,356          3,972          1,441
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.423        $11.647        $10.790        $10.288
  Accumulation Unit Value at end of
   period                                $14.394        $12.423        $11.647        $10.790
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                358            102             42              1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -  (a)
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -  (a)
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
MFS CORE EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.031         $9.002         $8.113         $7.184
  Accumulation Unit Value at end of
   period                                $10.139         $9.031         $9.002         $8.113
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 61             65             63             37
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

APP II-30

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
MFS GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.684        $15.050        $11.558        $17.689        $16.420
  Accumulation Unit Value at end of
   period                                $15.748        $16.684        $15.050        $11.558        $17.689
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                170            182            189            187            156
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.109        $11.950         $9.274              -              -
  Accumulation Unit Value at end of
   period                                $12.245        $13.109        $11.950              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 40             29             14              -              -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.901         $8.701         $6.406        $10.375         $8.679
  Accumulation Unit Value at end of
   period                                 $9.736         $9.901         $8.701         $6.406        $10.375
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                491            538            597            542            247
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.917         $5.254         $3.909              -              -
  Accumulation Unit Value at end of
   period                                 $5.757         $5.917         $5.254              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                162             60             46              -              -
MFS HIGH INCOME SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.293        $13.510         $9.439        $13.336        $13.282
  Accumulation Unit Value at end of
   period                                $15.707        $15.293        $13.510         $9.439        $13.336
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,158          1,179          1,174            679            740
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.644        $12.181         $8.600              -              -
  Accumulation Unit Value at end of
   period                                $13.868        $13.644        $12.181              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                327            288            151              -              -
MFS INVESTORS GROWTH STOCK SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.273         $8.357         $6.070         $9.746         $8.871
  Accumulation Unit Value at end of
   period                                 $9.202         $9.273         $8.357         $6.070         $9.746
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                290            266            281            259            268
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.313         $5.749         $4.220              -              -
  Accumulation Unit Value at end of
   period                                 $6.199         $6.313         $5.749              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                123             83             62              -              -
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.971        $10.009         $7.995        $12.109        $11.127
  Accumulation Unit Value at end of
   period                                $10.588        $10.971        $10.009         $7.995        $12.109
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,322          4,936          5,236          5,377          4,793
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.741         $8.059         $6.505              -              -
  Accumulation Unit Value at end of
   period                                 $8.348         $8.741         $8.059              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                577            419            171              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
MFS GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.378        $12.593        $10.792         $9.284
  Accumulation Unit Value at end of
   period                                $16.420        $13.378        $12.593        $10.792
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                128             71             32              5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.153         $7.568         $6.791         $6.037
  Accumulation Unit Value at end of
   period                                 $8.679         $8.153         $7.568         $6.791
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                153             81             63             18
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
MFS HIGH INCOME SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.198        $12.102        $11.238        $10.338
  Accumulation Unit Value at end of
   period                                $13.282        $12.198        $12.102        $11.238
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                617            473            331            131
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
MFS INVESTORS GROWTH STOCK SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.358         $8.108         $7.527         $6.906
  Accumulation Unit Value at end of
   period                                 $8.871         $8.358         $8.108         $7.527
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                216            169            117             73
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.981         $9.428         $8.581         $7.685
  Accumulation Unit Value at end of
   period                                $11.127         $9.981         $9.428         $8.581
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,211          1,720            796             65
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

                                                                   APP II-31

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
MFS MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.676         $4.437         $3.172         $6.638         $6.126
  Accumulation Unit Value at end of
   period                                 $5.263         $5.676         $4.437         $3.172         $6.638
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                985          1,351          1,107            869            881
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.536         $4.374         $3.160              -              -
  Accumulation Unit Value at end of
   period                                 $5.080         $5.536         $4.374              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                290            340            196              -              -
MFS NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $19.971        $14.847         $9.222        $15.407        $15.233
  Accumulation Unit Value at end of
   period                                $17.680        $19.971        $14.847         $9.222        $15.407
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,639          1,848          2,045          2,291          2,453
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.044         $8.297         $5.208              -              -
  Accumulation Unit Value at end of
   period                                 $9.675        $11.044         $8.297              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                527            330            174              -              -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.402        $11.697        $10.207        $10.596        $10.307
  Accumulation Unit Value at end of
   period                                $13.061        $12.402        $11.697        $10.207        $10.596
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,562          2,496          2,283          1,894          1,186
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.668        $11.121         $9.806              -              -
  Accumulation Unit Value at end of
   period                                $12.159        $11.668        $11.121              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                282            211             67              -              -
MFS RESEARCH INTERNATIONAL SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.256        $12.126         $9.392        $16.527        $14.847
  Accumulation Unit Value at end of
   period                                $11.656        $13.256        $12.126         $9.392        $16.527
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                811            844            915            993            506
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.490        $11.545         $9.037              -              -
  Accumulation Unit Value at end of
   period                                $10.867        $12.490        $11.545              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 45             35              7              -              -
MFS RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.002        $10.496         $8.150        $12.925        $11.572
  Accumulation Unit Value at end of
   period                                $11.787        $12.002        $10.496         $8.150        $12.925
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                407            408            434            451            368
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.288         $9.976         $7.827              -              -
  Accumulation Unit Value at end of
   period                                $10.970        $11.288         $9.976              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             12              3              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
MFS MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.055         $5.952         $5.266         $4.500
  Accumulation Unit Value at end of
   period                                 $6.126         $6.055         $5.952         $5.266
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                691            746            426            162
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
MFS NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.638        $13.135        $12.498        $10.467
  Accumulation Unit Value at end of
   period                                $15.233        $13.638        $13.135        $12.498
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,776            759            370             54
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.040         $9.983              -              -
  Accumulation Unit Value at end of
   period                                $10.307        $10.040              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                456             62              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
MFS RESEARCH INTERNATIONAL SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.985        $10.019              -              -
  Accumulation Unit Value at end of
   period                                $14.847        $11.985              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                118             25              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
MFS RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.617         $9.472              -              -
  Accumulation Unit Value at end of
   period                                $11.572        $10.617              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                140             48              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

APP II-32

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.485        $14.278        $12.261        $15.960        $15.523
  Accumulation Unit Value at end of
   period                                $15.548        $15.485        $14.278        $12.261        $15.960
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,480          8,292          8,994          9,661          9,927
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.382        $11.537        $10.012              -              -
  Accumulation Unit Value at end of
   period                                $12.303        $12.382        $11.537              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,014            818            421              -              -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.464        $14.962        $12.358        $18.581        $17.453
  Accumulation Unit Value at end of
   period                                $16.194        $16.464        $14.962        $12.358        $18.581
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,225          2,357          2,476          2,442          1,861
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.190        $13.950        $11.644              -              -
  Accumulation Unit Value at end of
   period                                $14.785        $15.190        $13.950              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                166            125             66              -              -
MUTUAL GLOBAL DISCOVERY SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $21.077        $19.081        $15.684        $22.220        $20.136
  Accumulation Unit Value at end of
   period                                $20.178        $21.077        $19.081        $15.684        $22.220
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,976          3,440          3,733          3,787          3,781
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.446        $17.790        $14.777              -              -
  Accumulation Unit Value at end of
   period                                $18.422        $19.446        $17.790              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                283            322            113              -              -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.838        $15.349        $12.342        $19.892        $19.484
  Accumulation Unit Value at end of
   period                                $16.439        $16.838        $15.349        $12.342        $19.892
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,865          6,746          7,420          8,036          8,185
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.176        $12.138         $9.863              -              -
  Accumulation Unit Value at end of
   period                                $12.730        $13.176        $12.138              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                889            701            374              -              -
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $28.091        $24.164        $14.131        $30.230        $23.737
  Accumulation Unit Value at end of
   period                                $23.370        $28.091        $24.164        $14.131        $30.230
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                707            814            878            707            817
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $26.610        $23.131        $13.670              -              -
  Accumulation Unit Value at end of
   period                                $21.907        $26.610        $23.131              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                126            161             55              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.061        $13.861        $12.621        $11.713
  Accumulation Unit Value at end of
   period                                $15.523        $14.061        $13.861        $12.621
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,316          3,478          1,549            357
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.639        $13.912        $12.242        $10.607
  Accumulation Unit Value at end of
   period                                $17.453        $14.639        $13.912        $12.242
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                949            383            135             43
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
MUTUAL GLOBAL DISCOVERY SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.585        $14.496        $12.431        $10.546
  Accumulation Unit Value at end of
   period                                $20.136        $16.585        $14.496        $12.431
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,145            959            239             58
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.683        $15.295        $13.764        $12.081
  Accumulation Unit Value at end of
   period                                $19.484        $16.683        $15.295        $13.764
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,008          2,738          1,145            260
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.733        $14.862        $12.067         $8.935
  Accumulation Unit Value at end of
   period                                $23.737        $18.733        $14.862        $12.067
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                608            418            219             48
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

                                                                   APP II-33

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.051        $13.138         $9.717        $16.519        $14.502
  Accumulation Unit Value at end of
   period                                $12.388        $14.051        $13.138         $9.717        $16.519
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,437          3,682          3,891          4,291          4,579
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.715        $11.069         $8.273              -              -
  Accumulation Unit Value at end of
   period                                $10.221        $11.715        $11.069              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                690            498            245              -              -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.440        $12.684         $9.807        $17.234        $17.068
  Accumulation Unit Value at end of
   period                                $12.334        $13.440        $12.684         $9.807        $17.234
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,928          4,542          5,108          5,796          6,181
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.272        $10.750         $8.399              -              -
  Accumulation Unit Value at end of
   period                                $10.236        $11.272        $10.750              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                335            216             82              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.104        $11.136         $9.523         $7.775
  Accumulation Unit Value at end of
   period                                $14.502        $12.104        $11.136         $9.523
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,897          2,501          1,328            105
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.202        $13.223        $11.552         $9.590
  Accumulation Unit Value at end of
   period                                $17.068        $14.202        $13.223        $11.552
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,876          2,176            849            167
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -



(a)  Inception date May 2, 2011.



SERIES III



                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning     $14.500          $13.063          $10.679          $15.357
   of period
  Accumulation Unit Value at end of        $14.491          $14.500          $13.063          $10.679
   period
  Number of Accumulation Units               6,532            7,393            7,917            8,905
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning     $12.373          $11.265           $9.306                -
   of period
  Accumulation Unit Value at end of        $12.236          $12.373          $11.265                -
   period
  Number of Accumulation Units               1,129              973              620                -
   outstanding at end of period (in
   thousands)
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning      $1.078           $0.973           $0.771           $1.230
   of period
  Accumulation Unit Value at end of         $1.054           $1.078           $0.973           $0.771
   period
  Number of Accumulation Units              51,731           57,319           61,278           66,279
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning      $0.979           $0.892           $0.714                -
   of period
  Accumulation Unit Value at end of         $0.947           $0.979           $0.892                -
   period
  Number of Accumulation Units              11,444            9,258            6,866                -
   outstanding at end of period (in
   thousands)

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning     $14.608          $12.913          $11.768
   of period
  Accumulation Unit Value at end of        $15.357          $14.608          $12.913
   period
  Number of Accumulation Units               8,860            6,835            5,027
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning           -                -                -
   of period
  Accumulation Unit Value at end of              -                -                -
   period
  Number of Accumulation Units                   -                -                -
   outstanding at end of period (in
   thousands)
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning      $1.222           $1.055           $0.956
   of period
  Accumulation Unit Value at end of         $1.230           $1.222           $1.055
   period
  Number of Accumulation Units              67,641           55,180           39,979
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning           -                -                -
   of period
  Accumulation Unit Value at end of              -                -                -
   period
  Number of Accumulation Units                   -                -                -
   outstanding at end of period (in
   thousands)

APP II-34

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.191          $14.465          $13.020          $14.558
  Accumulation Unit Value at end of
   period                                  $15.902          $15.191          $14.465          $13.020
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,133            6,838            7,397            6,734
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.049          $12.556          $11.422                -
  Accumulation Unit Value at end of
   period                                  $13.517          $13.049          $12.556                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,150            1,012              722                -
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.617          $12.153          $11.229          $10.999
  Accumulation Unit Value at end of
   period                                  $13.013          $12.617          $12.153          $11.229
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,930            2,918            2,870            2,771
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.068          $11.746          $10.968                -
  Accumulation Unit Value at end of
   period                                  $12.316          $12.068          $11.746                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  356              277              154                -
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.712           $9.713           $7.046          $12.140
  Accumulation Unit Value at end of
   period                                  $10.055          $10.712           $9.713           $7.046
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,078            7,972            8,722            9,172
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.192           $9.339           $6.846                -
  Accumulation Unit Value at end of
   period                                   $9.467          $10.192           $9.339                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  304              297              210                -
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $16.753          $15.196          $10.823          $17.807
  Accumulation Unit Value at end of
   period                                  $15.059          $16.753          $15.196          $10.823
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,809            3,158            3,528            3,686
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.948          $10.952           $7.883                -
  Accumulation Unit Value at end of
   period                                  $10.628          $11.948          $10.952                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  723              595              441                -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $21.073          $17.449          $10.965          $23.912
  Accumulation Unit Value at end of
   period                                  $16.810          $21.073          $17.449          $10.965
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,618            1,962            2,073            1,968
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.054          $12.596           $7.999                -
  Accumulation Unit Value at end of
   period                                  $11.883          $15.054          $12.596                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  496              490              272                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.281          $13.530          $13.310
  Accumulation Unit Value at end of
   period                                  $14.558          $14.281          $13.530
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,995            3,880            2,438
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.207          $10.028                -
  Accumulation Unit Value at end of
   period                                  $10.999          $10.207                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  929              123                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.921           $9.990                -
  Accumulation Unit Value at end of
   period                                  $12.140          $10.921                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,322            2,278                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.715          $13.227          $11.285
  Accumulation Unit Value at end of
   period                                  $17.807          $15.715          $13.227
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,539            2,602            1,643
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $19.960          $16.308          $13.174
  Accumulation Unit Value at end of
   period                                  $23.912          $19.960          $16.308
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,024            1,410              858
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

                                                                   APP II-35

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.757          $12.603           $9.163          $16.576
  Accumulation Unit Value at end of
   period                                  $13.936          $14.757          $12.603           $9.163
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               17,438           19,838           21,746           22,940
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.015           $7.780           $5.716                -
  Accumulation Unit Value at end of
   period                                   $8.424           $9.015           $7.780                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,975            3,340            1,944                -
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.194          $12.911           $9.971          $16.262
  Accumulation Unit Value at end of
   period                                  $13.747          $14.194          $12.911           $9.971
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               17,928           20,213           22,159           23,650
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.645          $10.704           $8.354                -
  Accumulation Unit Value at end of
   period                                  $11.160          $11.645          $10.704                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,803            2,344            1,280                -
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.734          $14.872          $10.536          $18.452
  Accumulation Unit Value at end of
   period                                  $13.355          $15.734          $14.872          $10.536
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,359            5,753            6,221            6,800
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.508          $10.992           $7.869                -
  Accumulation Unit Value at end of
   period                                   $9.665          $11.508          $10.992                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,041              856              527                -
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $29.687          $25.527          $17.290          $30.412
  Accumulation Unit Value at end of
   period                                  $25.204          $29.687          $25.527          $17.290
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,462            1,743            1,750            1,663
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $24.085          $20.929          $14.324                -
  Accumulation Unit Value at end of
   period                                  $20.234          $24.085          $20.929                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  296              285              137                -
FRANKLIN FLEX CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.775          $10.272           $7.830          $12.269
  Accumulation Unit Value at end of
   period                                  $11.059          $11.775          $10.272           $7.830
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  574              605              616              615
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.075           $9.763           $7.521                -
  Accumulation Unit Value at end of
   period                                  $10.293          $11.075           $9.763                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   32               28               12                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.955          $13.753          $11.567
  Accumulation Unit Value at end of
   period                                  $16.576          $14.955          $13.753
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               21,794           14,681            8,675
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.692          $13.806          $12.649
  Accumulation Unit Value at end of
   period                                  $16.262          $15.692          $13.806
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               22,677           15,912            9,763
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.583          $13.275          $10.766
  Accumulation Unit Value at end of
   period                                  $18.452          $15.583          $13.275
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,638            4,853            2,813
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $23.315          $17.823          $14.766
  Accumulation Unit Value at end of
   period                                  $30.412          $23.315          $17.823
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,664            1,045              563
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
FRANKLIN FLEX CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.878          $10.480           $9.408
  Accumulation Unit Value at end of
   period                                  $12.269          $10.878          $10.480
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  545              378              108
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

APP II-36

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $16.683          $15.008          $11.218          $16.165
  Accumulation Unit Value at end of
   period                                  $16.852          $16.683          $15.008          $11.218
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               14,274           15,966           17,350           18,779
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.237          $13.852          $10.464                -
  Accumulation Unit Value at end of
   period                                  $15.231          $15.237          $13.852                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,096              847              377                -
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.510          $10.455           $8.169          $12.646
  Accumulation Unit Value at end of
   period                                  $11.185          $11.510          $10.455           $8.169
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,449            1,630            1,765            1,841
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.513           $9.649           $7.619                -
  Accumulation Unit Value at end of
   period                                  $10.109          $10.513           $9.649                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  237              178               66                -
FRANKLIN LARGE CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.492           $9.306           $7.441          $11.634
  Accumulation Unit Value at end of
   period                                   $9.806          $10.492           $9.306           $7.441
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  371              417              421              401
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.868           $8.845           $7.148                -
  Accumulation Unit Value at end of
   period                                   $9.127           $9.868           $8.845                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   25               54                2                -
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.870          $12.493          $10.791          $15.004
  Accumulation Unit Value at end of
   period                                  $15.551          $14.870          $12.493          $10.791
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,103            8,505            8,900            9,731
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.719          $11.648          $10.167                -
  Accumulation Unit Value at end of
   period                                  $14.197          $13.719          $11.648                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  568              391              133                -
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.857           $7.792           $6.115           $9.253
  Accumulation Unit Value at end of
   period                                   $9.359           $9.857           $7.792           $6.115
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  557              757              455              285
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.523           $7.607           $6.033                -
  Accumulation Unit Value at end of
   period                                   $8.948           $9.523           $7.607                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  124              118               44                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.791          $13.537          $13.057
  Accumulation Unit Value at end of
   period                                  $16.165          $15.791          $13.537
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               18,719           10,651            5,384
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.066          $11.029          $10.613
  Accumulation Unit Value at end of
   period                                  $12.646          $12.066          $11.029
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,911            1,569              928
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
FRANKLIN LARGE CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.824          $10.315           $9.708
  Accumulation Unit Value at end of
   period                                  $11.634          $11.824          $10.315
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  349              185               58
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.628          $13.525          $12.810
  Accumulation Unit Value at end of
   period                                  $15.004          $15.628          $13.525
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,602            5,616            2,468
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.254                -                -
  Accumulation Unit Value at end of
   period                                   $9.253                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    7                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

                                                                   APP II-37

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.374          $11.415           $8.059          $14.205
  Accumulation Unit Value at end of
   period                                  $13.496          $14.374          $11.415           $8.059
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,794            1,978            2,157            2,049
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.922           $6.358           $4.536                -
  Accumulation Unit Value at end of
   period                                   $7.361           $7.922           $6.358                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  679              612              347                -
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $20.040          $18.265          $14.680          $16.724
  Accumulation Unit Value at end of
   period                                  $20.321          $20.040          $18.265          $14.680
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,098            4,418            4,360            4,161
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $17.033          $15.688          $12.741                -
  Accumulation Unit Value at end of
   period                                  $17.091          $17.033          $15.688                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  674              570              324                -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.147           $1.162           $1.177           $1.169
  Accumulation Unit Value at end of
   period                                   $1.132           $1.147           $1.162           $1.177
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               55,088           55,218           72,357          117,263
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.990           $1.014           $1.038                -
  Accumulation Unit Value at end of
   period                                   $0.966           $0.990           $1.014                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,911            5,688            4,455                -
INVESCO V.I. BASIC VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.117           $1.055           $0.722           $1.518
  Accumulation Unit Value at end of
   period                                   $1.069           $1.117           $1.055           $0.722
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,022            6,390            7,021            6,604
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.016           $0.969           $0.671                -
  Accumulation Unit Value at end of
   period                                   $0.961           $1.016           $0.969                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,975            1,737            1,049                -
INVESCO V.I. CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.211           $1.063           $0.890           $1.568
  Accumulation Unit Value at end of
   period                                   $1.100           $1.211           $1.063           $0.890
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,192            2,780            3,474            2,897
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.101           $0.977           $0.826                -
  Accumulation Unit Value at end of
   period                                   $0.990           $1.101           $0.977                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  691              517              340                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.943          $12.070          $10.504
  Accumulation Unit Value at end of
   period                                  $14.205          $12.943          $12.070
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,799            1,096              688
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.961          $14.910          $14.583
  Accumulation Unit Value at end of
   period                                  $16.724          $15.961          $14.910
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,680            2,423            1,394
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.129           $1.093           $1.080
  Accumulation Unit Value at end of
   period                                   $1.169           $1.129           $1.093
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               36,410           20,188            6,654
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
INVESCO V.I. BASIC VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.515           $1.357           $1.247
  Accumulation Unit Value at end of
   period                                   $1.518           $1.515           $1.357
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,608            6,195            4,992
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
INVESCO V.I. CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.419           $1.353           $1.175
  Accumulation Unit Value at end of
   period                                   $1.568           $1.419           $1.353
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,809            2,651              789
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

APP II-38

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.421           $7.186           $5.116           $9.789
  Accumulation Unit Value at end of
   period                                   $7.713           $8.421           $7.186           $5.116
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  131               96               79               15
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.136           $7.016           $5.048                -
  Accumulation Unit Value at end of
   period                                   $7.374           $8.136           $7.016                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   48               10                8                -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.932          $11.039           $8.721          $12.654
  Accumulation Unit Value at end of
   period                                  $11.764          $11.932          $11.039           $8.721
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,659            1,894            1,918            1,945
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.222          $10.492           $8.377                -
  Accumulation Unit Value at end of
   period                                  $10.949          $11.222          $10.492                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  457              334              132                -
INVESCO V.I. GOVERNMENT SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.334           $1.283           $1.301           $1.174
  Accumulation Unit Value at end of
   period                                   $1.420           $1.334           $1.283           $1.301
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               59,305           70,228           78,299           90,811
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.213           $1.179           $1.208                -
  Accumulation Unit Value at end of
   period                                   $1.278           $1.213           $1.179                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,360            7,501            3,756                -
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $2.079           $1.867           $1.400           $2.379
  Accumulation Unit Value at end of
   period                                   $1.913           $2.079           $1.867           $1.400
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               13,030           14,305           15,797           16,506
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.891           $1.716           $1.299                -
  Accumulation Unit Value at end of
   period                                   $1.721           $1.891           $1.716                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  859              792              243                -
INVESCO V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.833           $1.628           $1.267           $1.797
  Accumulation Unit Value at end of
   period                                   $1.693           $1.833           $1.628           $1.267
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,543           10,609           10,925           11,178
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.667           $1.496           $1.177                -
  Accumulation Unit Value at end of
   period                                   $1.523           $1.667           $1.496                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,589            2,902            1,868                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.553                -                -
  Accumulation Unit Value at end of
   period                                   $9.789                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.863          $10.303           $9.632
  Accumulation Unit Value at end of
   period                                  $12.654          $11.863          $10.303
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,217            2,337               10
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
INVESCO V.I. GOVERNMENT SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.119           $1.095           $1.092
  Accumulation Unit Value at end of
   period                                   $1.174           $1.119           $1.095
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               73,021           44,385           23,647
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $2.102           $1.662           $1.397
  Accumulation Unit Value at end of
   period                                   $2.379           $2.102           $1.662
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               12,825            3,283            1,186
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
INVESCO V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.663           $1.515           $1.395
  Accumulation Unit Value at end of
   period                                   $1.797           $1.663           $1.515
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               11,271            8,186            6,356
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

                                                                   APP II-39

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.361          $12.113          $10.123          $14.937
  Accumulation Unit Value at end of
   period                                  $15.045          $15.361          $12.113          $10.123
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,219            1,374            1,393            1,423
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.242          $11.349           $9.584                -
  Accumulation Unit Value at end of
   period                                  $13.803          $14.242          $11.349                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  117               82               32                -
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.727                -                -                -
  Accumulation Unit Value at end of
   period                                   $9.223                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  187                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.713                -                -                -
  Accumulation Unit Value at end of
   period                                   $9.146                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   50                -                -                -
MFS GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $16.684          $15.050          $11.558          $17.689
  Accumulation Unit Value at end of
   period                                  $15.748          $16.684          $15.050          $11.558
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  170              182              189              187
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.109          $11.950           $9.274                -
  Accumulation Unit Value at end of
   period                                  $12.245          $13.109          $11.950                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   40               29               14                -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.901           $8.701           $6.406          $10.375
  Accumulation Unit Value at end of
   period                                   $9.736           $9.901           $8.701           $6.406
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  491              538              597              542
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.917           $5.254           $3.909                -
  Accumulation Unit Value at end of
   period                                   $5.757           $5.917           $5.254                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  162               60               46                -
MFS HIGH INCOME SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.293          $13.510           $9.439          $13.336
  Accumulation Unit Value at end of
   period                                  $15.707          $15.293          $13.510           $9.439
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,158            1,179            1,174              679
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.644          $12.181           $8.600                -
  Accumulation Unit Value at end of
   period                                  $13.868          $13.644          $12.181                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  327              288              151                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  -------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.394          $12.423          $10.812
  Accumulation Unit Value at end of
   period                                  $14.937          $14.394          $12.423
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  837              358              102
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                     -                -                -  (a)
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -  (a)
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
MFS GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $16.420          $13.378          $12.168
  Accumulation Unit Value at end of
   period                                  $17.689          $16.420          $13.378
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  156              128               71
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.679           $8.153           $6.894
  Accumulation Unit Value at end of
   period                                  $10.375           $8.679           $8.153
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  247              153               81
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
MFS HIGH INCOME SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.282          $12.198          $11.734
  Accumulation Unit Value at end of
   period                                  $13.336          $13.282          $12.198
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  740              617              473
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

APP II-40

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
MFS INVESTORS GROWTH STOCK SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.273           $8.357           $6.070           $9.746
  Accumulation Unit Value at end of
   period                                   $9.202           $9.273           $8.357           $6.070
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  290              266              281              259
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.313           $5.749           $4.220                -
  Accumulation Unit Value at end of
   period                                   $6.199           $6.313           $5.749                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  123               83               62                -
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.971          $10.009           $7.995          $12.109
  Accumulation Unit Value at end of
   period                                  $10.588          $10.971          $10.009           $7.995
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,322            4,936            5,236            5,377
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.741           $8.059           $6.505                -
  Accumulation Unit Value at end of
   period                                   $8.348           $8.741           $8.059                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  577              419              171                -
MFS MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $5.676           $4.437           $3.172           $6.638
  Accumulation Unit Value at end of
   period                                   $5.263           $5.676           $4.437           $3.172
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  985            1,351            1,107              869
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.536           $4.374           $3.160                -
  Accumulation Unit Value at end of
   period                                   $5.080           $5.536           $4.374                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  290              340              196                -
MFS NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $19.971          $14.847           $9.222          $15.407
  Accumulation Unit Value at end of
   period                                  $17.680          $19.971          $14.847           $9.222
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,639            1,848            2,045            2,291
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.044           $8.297           $5.208                -
  Accumulation Unit Value at end of
   period                                   $9.675          $11.044           $8.297                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  527              330              174                -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.402          $11.697          $10.207          $10.596
  Accumulation Unit Value at end of
   period                                  $13.061          $12.402          $11.697          $10.207
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,562            2,496            2,283            1,894
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.668          $11.121           $9.806                -
  Accumulation Unit Value at end of
   period                                  $12.159          $11.668          $11.121                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  282              211               67                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
MFS INVESTORS GROWTH STOCK SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.871           $8.358           $7.590
  Accumulation Unit Value at end of
   period                                   $9.746           $8.871           $8.358
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  268              216              169
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.127           $9.981           $9.053
  Accumulation Unit Value at end of
   period                                  $12.109          $11.127           $9.981
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,793            3,211            1,720
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
MFS MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $6.126           $6.055           $5.306
  Accumulation Unit Value at end of
   period                                   $6.638           $6.126           $6.055
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  881              691              746
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
MFS NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.233          $13.638          $11.343
  Accumulation Unit Value at end of
   period                                  $15.407          $15.233          $13.638
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,453            1,776              759
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.307          $10.040           $9.983
  Accumulation Unit Value at end of
   period                                  $10.596          $10.307          $10.040
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,186              456               62
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

                                                                   APP II-41

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
MFS RESEARCH INTERNATIONAL SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.256          $12.126           $9.392          $16.527
  Accumulation Unit Value at end of
   period                                  $11.656          $13.256          $12.126           $9.392
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  811              844              915              993
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.490          $11.545           $9.037                -
  Accumulation Unit Value at end of
   period                                  $10.867          $12.490          $11.545                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   45               35                7                -
MFS RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.002          $10.496           $8.150          $12.925
  Accumulation Unit Value at end of
   period                                  $11.787          $12.002          $10.496           $8.150
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  407              408              434              451
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.288           $9.976           $7.827                -
  Accumulation Unit Value at end of
   period                                  $10.970          $11.288           $9.976                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   16               12                3                -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.485          $14.278          $12.261          $15.960
  Accumulation Unit Value at end of
   period                                  $15.548          $15.485          $14.278          $12.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,480            8,292            8,994            9,661
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.382          $11.537          $10.012                -
  Accumulation Unit Value at end of
   period                                  $12.303          $12.382          $11.537                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,014              818              421                -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $16.464          $14.962          $12.358          $18.581
  Accumulation Unit Value at end of
   period                                  $16.194          $16.464          $14.962          $12.358
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,225            2,357            2,476            2,442
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.190          $13.950          $11.644                -
  Accumulation Unit Value at end of
   period                                  $14.785          $15.190          $13.950                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  166              125               66                -
MUTUAL GLOBAL DISCOVERY SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $21.077          $19.081          $15.684          $22.220
  Accumulation Unit Value at end of
   period                                  $20.178          $21.077          $19.081          $15.684
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,976            3,440            3,733            3,787
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $19.446          $17.790          $14.777                -
  Accumulation Unit Value at end of
   period                                  $18.422          $19.446          $17.790                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  283              322              113                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
MFS RESEARCH INTERNATIONAL SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.847          $11.985          $10.019
  Accumulation Unit Value at end of
   period                                  $16.527          $14.847          $11.985
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  506              118               25
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
MFS RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.572          $10.617           $9.472
  Accumulation Unit Value at end of
   period                                  $12.925          $11.572          $10.617
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  368              140               48
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.523          $14.061          $13.598
  Accumulation Unit Value at end of
   period                                  $15.960          $15.523          $14.061
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,927            6,316            3,478
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $17.453          $14.639          $13.768
  Accumulation Unit Value at end of
   period                                  $18.581          $17.453          $14.639
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,861              949              383
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
MUTUAL GLOBAL DISCOVERY SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $20.136          $16.585          $14.600
  Accumulation Unit Value at end of
   period                                  $22.220          $20.136          $16.585
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,781            2,145              959
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

APP II-42

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $16.838          $15.349          $12.342          $19.892
  Accumulation Unit Value at end of
   period                                  $16.439          $16.838          $15.349          $12.342
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,865            6,746            7,420            8,036
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.176          $12.138           $9.863                -
  Accumulation Unit Value at end of
   period                                  $12.730          $13.176          $12.138                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  889              701              374                -
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $28.091          $24.164          $14.131          $30.230
  Accumulation Unit Value at end of
   period                                  $23.370          $28.091          $24.164          $14.131
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  707              814              878              707
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $26.610          $23.131          $13.670                -
  Accumulation Unit Value at end of
   period                                  $21.907          $26.610          $23.131                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  126              161               55                -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.051          $13.138           $9.717          $16.519
  Accumulation Unit Value at end of
   period                                  $12.388          $14.051          $13.138           $9.717
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,437            3,682            3,891            4,291
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.715          $11.069           $8.273                -
  Accumulation Unit Value at end of
   period                                  $10.221          $11.715          $11.069                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  690              498              245                -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.440          $12.684           $9.807          $17.234
  Accumulation Unit Value at end of
   period                                  $12.334          $13.440          $12.684           $9.807
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,928            4,542            5,108            5,796
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.272          $10.750           $8.399                -
  Accumulation Unit Value at end of
   period                                  $10.236          $11.272          $10.750                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  335              216               82                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $19.484          $16.683          $15.153
  Accumulation Unit Value at end of
   period                                  $19.892          $19.484          $16.683
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,185            5,008            2,738
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $23.737          $18.733          $14.727
  Accumulation Unit Value at end of
   period                                  $30.230          $23.737          $18.733
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  817              608              418
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.502          $12.104          $10.823
  Accumulation Unit Value at end of
   period                                  $16.519          $14.502          $12.104
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,579            3,897            2,501
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $17.068          $14.202          $12.979
  Accumulation Unit Value at end of
   period                                  $17.234          $17.068          $14.202
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,181            3,876            2,176
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -



(a)  Inception date May 2, 2011.

                    APP A-1

--------------------------------------------------------------------------------

APPENDIX A - PRODUCT COMPARISON INFORMATION

In addition to the variable annuity Contract described in this prospectus, we offer other deferred individual variable annuities, each having different sales charges (if any), fees and investment options. The primary differences between the "Director M" and "Leaders" suites of variable annuities we currently offer generally relate to the investment options offered and mortality expense risk charges. We offer three contract variations that have a contingent deferred sales charge (these forms of contract are called "Outlook", "Plus" and our base contract (which does not have a separate marketing name, but is sometimes referred to in this prospectus as the "Core" version)), one contract version has a front end sales charge (called "Edge") and one contract version has no sales charge (called "Access"). We have not included information regarding our Edge Contract because it is offered through a very limited number of Financial Intermediaries.

Your Registered Representative can help you decide which contract variation may be appropriate for you based on your individual circumstances, time horizon, policy feature preferences and risk tolerance. You should consider these differences and discuss them with your Registered Representative to choose a variable annuity. Not all forms of contract are offered by all Financial Intermediaries. This Appendix does not constitute, and may not be used for the purposes of making, any offer or solicitation by anyone of any form of variable annuity other than as specifically provided in this prospectus.

Presented below are some, but certainly not all, of the differentiating features between our individual deferred variable annuities. The form of Contract you select will be identified on your application and the contract issued to you. Consider the investment objectives, risks, charges and expenses of an investment carefully before investing. Both the variable annuity product and underlying Fund prospectuses contain other information about variable annuities and investment options. Your Registered Representative can provide you with prospectuses or you can contact us to receive one. This and any of the other variable annuities referenced in this Appendix are underwritten and distributed by Hartford Securities Distribution Company, Inc. Member SIPC. Please read the prospectus carefully before investing.

I. KEY DIFFERENCES

              MINIMUM INITIAL
                  PREMIUM
                           NON-
          QUALIFIED      QUALIFIED
CONTRACT  CONTRACT       CONTRACT                           SALES CHARGE
----------------------------------------------------------------------------------------
ACCESS     $10,000        $2,000                                                 None
CORE       $1,000         $1,000    Year      1        2        3        4        5
                                    CDSC(2)  7%       7%       7%       6%       5%
OUTLOOK    $10,000        $2,000    Year      1        2        3        4       5+
                                    CDSC(2)  7%       6%       5%       4%       0%
PLUS       $10,000        $2,000    Year      1        2        3        4        5
                                    CDSC(2)  8%       8%       8%       8%       7%


                                          MORTALITY &                    MAXIMUM
                                          EXPENSE RISK     PAYMENT       UP-FRONT
CONTRACT           SALES CHARGE            CHARGE(1)     ENHANCEMENT    COMMISSION
--------  -------------------------------------------------------------------------
ACCESS                                       1.55%           No             2%
CORE       6        7       8+
          4%       3%       0%               1.15%           No             7%
OUTLOOK
                                             1.50%           No           5.75%
PLUS       6        7        8       9+
          6%       5%       4%       0%      1.50%         Yes(3)          6.5%

(1) Excluded fees include administrative charges (up to 0.20%), annual maintenance fees (applies to contracts with anniversary/surrender contract values less than $50,000), premium taxes (0 - 3.5%) and optional benefit fees.

(2) Each Premium Payment has its own Contingent Deferred Sales Charge (CDSC) schedule. Only amounts invested for less than the requisite holding period are subject to a CDSC. When a CDSC is applicable, only Surrenders in excess of the Annual Withdrawal Amount (AWA) will be subject to a CDSC. After the AWA deduction, surrenders will then be taken first: from earnings, second: from Premium Payments not subject to a CDSC, third: from 10% of Premium Payments still subject to a CDSC, fourth: from Premium Payments subject to a CDSC on a first-in-first-out basis, and fifth: from Payment Enhancements for Plus contracts only. A CDSC will not exceed your total Premium Payments.

APP A-2

--------------------------------------------------------------------------------

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CDSC:

- Annual Withdrawal Amount - During the Contract Years when a CDSC applies, you may take partial Surrenders up to 10% of the total Premium Payments otherwise subject to a CDSC. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

- If you are a patient in a certified long-term care facility or other eligible facility - We will waive any CDSC for a partial or full Surrender if you, the joint Contract Owner or the Annuitant, are confined for at least 180 calendar days to a:

       - facility recognized as a general hospital by the proper authority of the state in which it is located or the Joint Commission on the Accreditation of Hospitals;

       -   facility certified as a hospital or long-term care facility; or

       - nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day.

  For this waiver to apply, you must:

       -   have owned the Contract continuously since it was issued,

       -   provide written proof of your eligibility satisfactory to us, and

       - request the Surrender within 91 calendar days of the last day that you are an eligible patient in a recognized facility or nursing home.

  This waiver is not available if you, the joint Contract Owner or the Annuitant is in a facility or nursing home when you purchase or upgrade the Contract. We will not waive any CDSC applicable to any Premium Payments made while you are in an eligible facility or nursing home. This waiver may not be available in all states.

- Upon death of the Annuitant or any Contract Owner(s) - No CDSC will be deducted if the Annuitant or any Contract Owner(s) dies.

- Upon Annuitization - The CDSC is not deducted when you annuitize the Contract. However, we will charge a CDSC if the Contract is Surrendered during the CDSC period under an Annuity Payout Option which allows Surrenders.

- For Required Minimum Distributions - This allows Annuitants who are age 70 1/2 or older, with a Contract held under an IRA or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a CDSC for one year's required minimum distribution for that Contract Year. All requests for Required Minimum Distributions must be in writing.

- For substantially equal periodic payments - We will waive the CDSC if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59 1/2.

- Upon cancellation during the Right to Cancel Period - No CDSC will be deducted if you cancel your Contract during the Right to Cancel Period.

(3) We add an additional sum to your Account Value equal to 3% of the Premium Payment if cumulative Premium Payments are less than $50,000 or 4% of the Premium Payment if cumulative Premium Payments are more than $50,000. If a subsequent Premium Payment increases cumulative Premium Payments to $50,000 or more, we will credit an additional Payment Enhancement to your Account Value equal to 1% of your Premium Payments. Payment Enhancements will be allocated to the same Accounts and in the same proportion as your Premium Payment. The cost of providing Payment Enhancements is included in the higher Mortality and Expense Risk Charges. Payment Enhancements will be recaptured if you:

-   Cancel your Contract during any "Free Look" period.

- Annuitize your Contract, you will forfeit Payment Enhancements credited in the 24 months prior to the Annuity Commencement Date.

- Request a full or partial Surrender under the CDSC exemption applicable when you are a patient in a certified long-term care facility or other eligible facility.

                    APP A-3

--------------------------------------------------------------------------------


II. INVESTMENT OPTIONS (STANDARD)



FUNDING OPTION              INVESTMENT OBJECTIVE SUMMARY  INVESTMENT ADVISER/SUB-ADVISER   CORE   ACCESS   EDGE    PLUS   OUTLOOK
---------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE
FUNDS
 Invesco V.I. Core Equity   Seeks long-term growth of     Invesco Advisers, Inc.            X       X       X       X       X
  Fund - Series I           capital
 Invesco V.I. Government    Total return, comprised of    Invesco Advisers, Inc.            X       X       X       X       X
  Securities Fund - Series  current income and capital
  I                         appreciation
 Invesco V.I.               Seeks long-term growth of     Invesco Advisers, Inc.            X       X       X       X       X
  International Growth      capital
  Fund - Series I
 Invesco V.I. Mid Cap Core  Seeks long-term growth of     Invesco Advisers, Inc.            X       X       X       X       X
  Equity Fund - Series I    capital
 Invesco V.I. Small Cap     Seeks long-term growth of     Invesco Advisers, Inc.            X       X       X       X       X
  Equity Fund - Series I    capital
 Invesco Van Kampen V.I.    Seeks capital appreciation    Invesco Advisers, Inc.            X       X       X       X       X
  American Franchise Fund
  - Series I (1)
 Invesco Van Kampen V.I.    Seeks long-term growth of     Invesco Advisers, Inc.            X       X       X       X       X
  Value Opportunities Fund  capital
  - Series I (2)
AMERICAN FUNDS INSURANCE
SERIES
 American Funds Asset       Seeks high total return,      Capital Research and              X       X       X       X       X
  Allocation Fund - Class   including income and capital  Management Company
  2                         gains, consistent with the
                            preservation of capital over
                            the long term by investing
                            in a diversified portfolio
                            of common stocks and fixed-
                            income securities.
 American Funds Blue Chip   Seeks to produce income       Capital Research and              X       X       X       X       X
  Income and Growth Fund -  exceeding the average yield   Management Company
  Class 2                   on U.S. stocks generally and
                            to provide an opportunity
                            for growth of principal
                            consistent with sound common
                            stock investing through
                            investments in
                            dividend-paying quality
                            common stocks.
 American Funds Bond Fund   Seeks a high level of         Capital Research and              X       X       X       X       X
  - Class 2                 current income as is          Management Company
                            consistent with preservation
                            of capital by investing
                            primarily in bonds.
 American Funds Global      Seeks a long term high level  Capital Research and              X       X       X       X       X
  Bond Fund - Class 2       of total return consistent    Management Company
                            with prudent investment
                            management by investing
                            primarily in a global
                            portfolio of
                            investment-grade bonds.

APP A-4

--------------------------------------------------------------------------------


FUNDING OPTION              INVESTMENT OBJECTIVE SUMMARY  INVESTMENT ADVISER/SUB-ADVISER   CORE   ACCESS   EDGE    PLUS   OUTLOOK
---------------------------------------------------------------------------------------------------------------------------------
 American Funds Global      Seeks to provide long-term    Capital Research and              X       X       X       X       X
  Growth and Income Fund -  growth of capital with        Management Company
  Class 2                   current income by investing
                            in well-established,
                            companies located around the
                            world.
 American Funds Global      Seeks growth of capital over  Capital Research and              X       X       X       X       X
  Growth Fund - Class 2     time by investing primarily   Management Company
                            in common stocks of
                            companies located around the
                            world.
 American Funds Global      Seeks growth of capital over  Capital Research and              X       X       X       X       X
  Small Capitalization      time by investing primarily   Management Company
  Fund - Class 2            in stocks of smaller
                            companies located around the
                            world.
 American Funds Growth      Seeks to provide long-term    Capital Research and              X       X       X       X       X
  Fund - Class 2            growth of capital.            Management Company
 American Funds             Seeks capital growth and      Capital Research and              X       X       X       X       X
  Growth-Income Fund -      income over time by           Management Company
  Class 2                   investing primarily in U.S.
                            common stocks or other
                            securities that demonstrate
                            the potential for capital
                            appreciation and/or
                            dividends.
 American Funds             Seeks growth of capital over  Capital Research and              X       X       X       X       X
  International Fund -      time by investing primarily   Management Company
  Class 2                   in common stocks of
                            companies located outside
                            the United States, including
                            in emerging and developing
                            countries.
 American Funds New World   Seeks long-term growth of     Capital Research and              X       X       X       X       X
  Fund - Class 2            capital by investing          Management Company
                            primarily in stocks and
                            bonds of companies with
                            significant exposure to
                            countries with developing
                            economies and/ or markets.
FRANKLIN TEMPLETON
VARIABLE INSURANCE
PRODUCTS TRUST
 Franklin Flex Cap Growth   Seeks capital appreciation    Franklin Advisers, Inc.           X       X       X       X       X
  Securities Fund - Class
  2
 Franklin Income            Seeks to maximize income      Franklin Advisers, Inc.           X       X       X       X       X
  Securities Fund - Class   while maintaining prospects
  2                         for capital appreciation
 Franklin Large Cap Growth  Seeks capital appreciation    Franklin Advisers, Inc.           X       X       X       X       X
  Securities Fund - Class
  2

                    APP A-5

--------------------------------------------------------------------------------


FUNDING OPTION              INVESTMENT OBJECTIVE SUMMARY  INVESTMENT ADVISER/SUB-ADVISER   CORE   ACCESS   EDGE    PLUS   OUTLOOK
---------------------------------------------------------------------------------------------------------------------------------
 Franklin Large Cap Value   Seeks long-term capital       Franklin Advisory Services,       X       X       X       X       X
  Securities Fund - Class   appreciation                  LLC
  2
 Franklin Rising Dividends  Seeks long-term capital       Franklin Advisory Services,       X       X       X       X       X
  Securities Fund - Class   appreciation with             LLC
  2                         preservation of capital as
                            an important consideration
 Franklin Small Cap Value   Seeks long-term total return  Franklin Advisory Services,       X       X       X       X       X
  Securities Fund - Class                                 LLC
  2
 Franklin Small-Mid Cap     Seeks long-term capital       Franklin Advisers, Inc.           X       X       X       X       X
  Growth Securities Fund -  growth
  Class 2
 Franklin Strategic Income  Seeks a high level of         Franklin Advisers, Inc.           X       X       X       X       X
  Securities Fund - Class   current income, with capital
  1                         appreciation over the long
                            term as a secondary goal
 Mutual Global Discovery    Seeks capital appreciation    Franklin Mutual Advisers, LLC     X       X       X       X       X
  Securities Fund - Class                                 Sub-advised by Franklin
  2                                                       Templeton Investment
                                                          Management Limited
 Mutual Shares Securities   Capital appreciation, with    Franklin Mutual Advisers, LLC     X       X       X       X       X
  Fund - Class 2            income as a secondary goal
 Templeton Developing       Seeks long-term capital       Templeton Asset Management        X       X       X       X       X
  Markets Securities Fund   appreciation                  Ltd.
  - Class 1
 Templeton Foreign          Seeks long-term capital       Templeton Investment Counsel,     X       X       X       X       X
  Securities Fund - Class   growth                        LLC
  2
 Templeton Growth           Seeks long-term capital       Templeton Global Advisors         X       X       X       X       X
  Securities Fund - Class   growth                        Limited
  2                                                       Sub-advised by Templeton Asset
                                                          Management Ltd. and Franklin
                                                          Templeton Investments (Asia)
                                                          Limited
HARTFORD SERIES FUND, INC.
 Hartford Money Market HLS  Maximum current income        HL Investment Advisors, LLC       X       X       X       X       X
  Fund - Class IA*          consistent with liquidity     Sub-advised by Hartford
                            and preservation of capital   Investment Management Company
MFS(R) VARIABLE INSURANCE
TRUST
 MFS(R) Core Equity Series  Seeks capital appreciation    MFS Investment Management         X       X       X       X       X
  - Initial Class+
 MFS(R) Global Equity       Seeks capital appreciation    MFS Investment Management         X       X       X       X       X
  Series - Initial Class
 MFS(R) Growth Series -     Seeks capital appreciation    MFS Investment Management         X       X       X       X       X
  Initial Class
 MFS(R) High Income Series  Total return with an          MFS Investment Management         X       X       X       X       X
  - Initial Class           emphasis on high current
                            income, but also considering
                            capital appreciation

APP A-6

--------------------------------------------------------------------------------


FUNDING OPTION              INVESTMENT OBJECTIVE SUMMARY  INVESTMENT ADVISER/SUB-ADVISER   CORE   ACCESS   EDGE    PLUS   OUTLOOK
---------------------------------------------------------------------------------------------------------------------------------
 MFS(R) Investors Growth    Seeks capital appreciation    MFS Investment Management         X       X       X       X       X
  Stock Series - Initial
  Class
 MFS(R) Investors Trust     Seeks capital appreciation    MFS Investment Management         X       X       X       X       X
  Series - Initial Class
 MFS(R) Mid Cap Growth      Seeks capital appreciation    MFS Investment Management         X       X       X       X       X
  Series - Initial Class
 MFS(R) New Discovery       Seeks capital appreciation    MFS Investment Management         X       X       X       X       X
  Series - Initial Class
 MFS(R) Research Bond       Total return with an          MFS Investment Management         X       X       X       X       X
  Series - Initial Class    emphasis on current income,
                            but also considering capital
                            appreciation
 MFS(R) Research            Seeks capital appreciation    MFS Investment Management         X       X       X       X       X
  International Series -
  Initial Class
 MFS(R) Research Series -   Seeks capital appreciation    MFS Investment Management         X       X       X       X       X
  Initial Class
 MFS(R) Total Return        Seeks total return            MFS Investment Management         X       X       X       X       X
  Series - Initial Class
 MFS(R) Value Series -      Seeks capital appreciation    MFS Investment Management         X       X       X       X       X
  Initial Class
 Fixed Accumulation         Preservation of capital       General Account                   X               X
  Feature**



+      Closed to new and subsequent Premium Payments and transfers of Contract
       Value.




* In a low interest rate environment, yields for money market funds, after deduction of Contract charges may be negative even though the fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a money market Sub-Account, that portion of your Contract Value may decrease in value.



** The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature. The Fixed Accumulation Feature is currently not available to Plus and Outlook products.



NOTES



(1)  Formerly Invesco Van Kampen V.I. Capital Growth Fund - Series I



(2)  Formerly Invesco V.I. Basic Value Fund - Series I

                    APP A-7

--------------------------------------------------------------------------------


III. INVESTMENT OPTIONS (PROPRIETARY)



FUNDING OPTION                                   INVESTMENT OBJECTIVE SUMMARY              INVESTMENT ADVISER/SUB-ADVISER
-------------------------------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST
 JPMorgan Insurance Trust Core Bond        Seeks to maximize total return by          JPMorgan Investment Management, Inc.
  Portfolio - Class 1 Shares               investing primarily in a diversified
                                           portfolio of intermediate- and long-term
                                           debt securities
 JPMorgan Insurance Trust Equity Index     Seeks investment results that correspond   JPMorgan Investment Management, Inc.
  Portfolio - Class 1 Shares               to the aggregate price and dividend
                                           performance of securities in the Standard
                                           & Poor's 500 Composite Stock Price Index
                                           (S&P 500 Index)
 JPMorgan Insurance Trust Intrepid Growth  Seeks to provide long-term capital growth  JPMorgan Investment Management, Inc.
  Portfolio - Class 1 Shares
 JPMorgan Insurance Trust Intrepid Mid     Seeks long-term capital growth by          JPMorgan Investment Management, Inc.
  Cap Portfolio - Class 1 Shares           investing primarily in equity securities
                                           of companies with intermediate
                                           capitalizations
 JPMorgan Insurance Trust Mid Cap Growth   Seeks capital growth over the long term    JPMorgan Investment Management, Inc.
  Portfolio - Class 1 Shares
 JPMorgan Insurance Trust Mid Cap Value    Seeks capital appreciation with the        JPMorgan Investment Management, Inc.
  Portfolio - Class 1 Shares               secondary goal of achieving current
                                           income by investing primarily in equity
                                           securities
 JPMorgan Insurance Trust U.S. Equity      Seeks to provide high total return from a  JPMorgan Investment Management, Inc.
  Portfolio - Class 1 Shares               portfolio of selected equity securities

                                                                     APP B-1

-------------------------------------------------------------------------------

APPENDIX B - THE HARTFORD'S LIFETIME INCOME BUILDER

OBJECTIVE

Protect your investment from poor market performance through potential annual Benefit Amount increases and provide income through predetermined periodic payments based either on a set schedule or your lifetime.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider (called the Unified Benefit Design in your Contract) provides a single Benefit Amount payable as two separate but bundled benefits which form the entire benefit. In other words, this rider is a guarantee of the Benefit Amount that you can access two ways:

- WITHDRAWAL BENEFIT allows (a) BENEFIT PAYMENTS: a series of withdrawals which may be paid annually until the Benefit Amount is reduced to zero or
    (b) LIFETIME BENEFIT PAYMENTS: a series of withdrawals which may be paid annually until the death of any Owner if the older Owner (or Annuitant if the Contract Owner is a trust) is age 60 or older. The Benefit Payments and Lifetime Benefit Payments may continue even if the Contract Value is reduced to zero; and/or

- GUARANTEED MINIMUM DEATH BENEFIT ("GMDB"). The GMDB is equal to the greater of the Benefit Amount or the Contract Value if the Contract Value is greater than zero. DEPLETING THE BENEFIT AMOUNT BY TAKING SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT.

WHEN CAN YOU BUY THIS RIDER?

The Hartford's Lifetime Income Builder is closed to new investors.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect this rider, you may not elect any rider other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for this rider is based on your then current Benefit Amount. . This additional charge will automatically be deducted from your Contract Value on each Contract Anniversary. The charge is withdrawn from each Sub-Account and the Fixed Account in the same proportion that the value of the Sub-Account bears to the total Contract Value. The rider fee will not be taken from the DCA Plus account. The charge is deducted after all other financial transactions and any Benefit Amount increases are made. Once you elect this benefit, we will continue to deduct the charge until we begin to make Annuity Payouts. The rider charge may limit access to Fixed Accounts in certain states.

We reserve the right to increase the charge up to a maximum rate of 0.75% any time on or after your fifth Contract Anniversary or five years from the date from which we last notified you of a fee increase, whichever is later. If we increase this charge, you will receive advance notice of the increase and will be given the opportunity to suspend this and future charge increases. If you suspend any charge increase, you will no longer receive automatic Benefit Amount increases. If we do not receive notice from you to suspend the increase, we will automatically assume that automatic Benefit Amount increases will continue and the new charge will apply. Within 30 days prior to subsequent Contract Anniversaries, you may re-start automatic Benefit Amount increases at the charge in effect since your most recent notification. If you Surrender prior to a Contract Anniversary, a pro rata share of the charge will be assessed and will be equal to the charge multiplied by the Benefit Amount prior to the Surrender, multiplied by the number of days since the last charge was assessed, divided by 365.

You may decline the fee increase and permanently waive automatic Benefit Amount increases by:

-   Notifying us in writing, verbally or electronically, if available.

- Written notifications must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of declining the fee increase. We will take direction from one joint Owner. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuiness of any election.

- We will accept your notification up to 60 days prior to the Contract Anniversary on which the fee increase is scheduled to become effective.

- We will only honor notifications from the Owner or joint Owner and not through your broker.

- If you decline the fee increase we will suspend automatic Benefit Amount increases. You can re-start automatic Benefit Amount increases within 30 days of your Contract Anniversary if you accept the rider fee currently in effect.

- If you decline the fee increase, your Lifetime Benefit Payment will continue to be reset on each Contract Anniversary according to the rider's rules.

APP B-2

-------------------------------------------------------------------------------

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. The initial Benefit Amount equals your initial Premium Payment. The Benefit Amount will be adjusted in the future through your actions as well as ours. The Benefit Amount will be increased as a result of automatic Benefit Amount increases or subsequent Premium Payments; However, if Surrenders have been taken, your new Benefit Payment may not be greater than your Benefit Amount prior to the Surrender. The Benefit Amount will be decreased as a result of any Surrenders and potentially, any changes in ownership.

- Automatic Benefit Amount increases. We may increase the Benefit Amount on each Contract Anniversary (referred to as "automatic Benefit Amount increases"), depending on the investment performance of your Contract. To compute this percentage, we will divide your Contract Value on the then current Contract Anniversary by the Maximum Contract Value and then reduced by 1. In no event will this factor be less than 0% or greater than 10%. Automatic Benefit Amount increases will not take place if the investment performance of your Sub-Accounts is neutral or negative. Automatic Benefit Amount increases will continue until the earlier of the Contract Anniversary immediately following the older Owner's or Annuitant's 75th birthday or the Annuity Commencement Date.

- Subsequent Premium Payments. When subsequent Premium Payments are received, the Benefit Amount will be increased by the dollar amount of the subsequent Premium Payment. However, if Surrenders have been taken your new Benefit Payment may not be greater than your Benefit Amount prior to the Surrender.

- Surrenders. When a Surrender is made, the Benefit Amount will be equal to the amount determined in either (A), (B) or (C) as follows:

    A. If total Surrenders since the most recent Contract Anniversary are equal to or less than the Benefit Payment, the Benefit Amount becomes the Benefit Amount immediately prior to the Surrender, less the amount of Surrender.

    B. If total Surrenders since the most recent Contract Anniversary exceed the Benefit Payment as a result of enrollment in our Automatic Income program to satisfy Required Minimum Distributions, the Benefit Amount becomes the Benefit Amount immediately prior to the Surrender, less the amount of Surrender.

    C. If total Surrenders since the most recent Contract Anniversary exceed the Benefit Payment and the Required Minimum Distribution exception in
        (B) does not apply, the Benefit Amount is re-calculated to the greater of zero or the lesser of (i) or (ii) as follows:

       (i)  the Contract Value immediately following the Surrender; or

       (ii) the Benefit Amount immediately prior to the Surrender, less the amount of Surrender.

- Benefit Amount limits. Your Benefit Amount can not be less than zero or more than $5 million. Any sums in excess of this ceiling will not be included for any benefits under this rider.

Since the Benefit Amount is a central source for both benefits under this rider, taking withdrawals will lessen or eliminate the Guaranteed Minimum Death Benefit. Refer to the Examples included in Appendix I for a more complete description of these effects.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

Yes. The following section describes both Benefit Payments and Lifetime Benefit Payments which together comprise the Withdrawal Benefit.

-   BENEFIT PAYMENTS

Under this option, Surrenders may be taken immediately as a Benefit Payment that is initially set equal to 5% annually of the initial Benefit Amount. The Benefit Payment is the amount guaranteed for withdrawal each Contract Year until the Benefit Amount is reduced to zero (even if the Contract Value is first reduced to zero). We support this guaranteed payment through our General Account which is subject to our claims paying ability and other liabilities as a company.

The Benefit Payment can be taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable Contingent Deferred Sales Charge.

Whenever a Surrender is taken during any Contract Year, the Benefit Payment will be adjusted to equal the amount in either (A), (B) or (C) as follows:

    A. If total Surrenders since the most recent Contract Anniversary are equal to or less than the Benefit Payment, the Benefit Payment until the next Contract Anniversary is equal to the lesser of the Benefit Payment immediately prior to the Surrender or the Benefit Amount immediately after the Surrender.

                                                                     APP B-3

-------------------------------------------------------------------------------

    B. If total Surrenders since the most recent Contract Anniversary exceed the Benefit Payment as a result of enrollment in our Automatic Income Program to satisfy Required Minimum Distributions, the provisions of (A) will apply.

    C. If total Surrenders since the most recent Contract Anniversary are more than the Benefit Payment and the Required Minimum Distribution exception in (B) does not apply, the Benefit Payment will be re-calculated to equal the Benefit Amount immediately following the Surrender multiplied by 5%.

If you choose an amount less than the Benefit Payment in any Contract Year, the remaining annual Benefit Payment cannot be carried forward to the next Contract Year. You may elect to take Benefit Payments at any time provided that the Benefit Amount is greater than zero.

If you make a subsequent Premium Payment, the Benefit Payment will be re-calculated to equal 5% of the Benefit Amount immediately after the subsequent Premium Payment is made.

If there is an increase in the Benefit Amount due to an automatic Benefit Amount increase on any Contract Anniversary, we will automatically re-calculate the Benefit Payment to the greater of the Benefit Payment immediately prior to the increase or the Benefit Amount immediately after the increase multiplied by 5%. If you are enrolled in our Automatic Income Program you must request in writing to increase the amount being withdrawn.

If Surrenders are less than or equal to the Benefit Payment but result in the Contract Value remaining after such Surrender to be less than our minimum amount rules then in effect, we will not terminate the Contract under our minimum amount rules if the Benefit Amount is greater than zero. However, if the Benefit Amount is zero and the Contract Value remaining after any Surrender is also less than our minimum amount rules then in effect, we may terminate the Contract and pay you the Surrender Value.

-   LIFETIME BENEFIT PAYMENTS

Under this option, Surrenders may be taken as Lifetime Benefit Payments that are initially equal to 5% annually of the Benefit Amount on the Contract Anniversary immediately following the older Owner's 60th birthday or 5% of the initial Benefit Amount if the older Owner is 60 or older at the rider's effective date The Lifetime Benefit Payment is the amount guaranteed to be available for withdrawal each Contract Year until the first death of any Owner (even if the Contract Value is reduced to zero). We support this payment through our General Account which is subject to our claims paying ability and other liabilities as a company.

The Lifetime Benefit Payment can be taken on any payment schedule that you request.

Lifetime Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value. Each Lifetime Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Lifetime Benefit Payment include any applicable Contingent Deferred Sales Charge.

Whenever a Surrender is taken after the Contract Anniversary immediately following the older Owner's 60th Birthday, the Lifetime Benefit Payment will be equal to the amount determined in either (A), (B) or (C) as follows:

    A. If total Surrenders since the most recent Contract Anniversary are equal to or less than the Lifetime Benefit Payment, the Lifetime Benefit Payment is equal to the Lifetime Benefit Payment immediately prior to the Surrender.

    B. If total Surrenders since the most recent Contract Anniversary exceed the Lifetime Benefit Payment as a result of enrollment in our Automatic Income program to satisfy Required Minimum Distributions, the provisions of (A) will apply.

    C. If total Surrenders since the most recent Contract Anniversary are more than the Lifetime Benefit Payment and the Required Minimum Distribution exception in (B) does not apply, the Lifetime Benefit Payments will be re-calculated to equal the Benefit Amount immediately following the partial Surrender multiplied by 5%.

If you choose an amount less than the Lifetime Benefit Payment in any Contract Year, the remaining annual Lifetime Benefit Payment cannot be carried forward to the next Contract Year.

Lifetime Benefit Payments will be available until the first death of any Owner. If the Contract Value is reduced to zero, Lifetime Benefit Payments will automatically continue under this Fixed Lifetime and Period Certain Annuity Payout.

If you make a subsequent Premium Payment after the Contract Anniversary immediately following the older Owner's 60th birthday, the Lifetime Benefit Payment will be re-calculated to equal 5% of the Benefit Amount after the subsequent Premium Payment is made.

If Surrenders are not taken prior to the Contract Anniversary immediately following the older Owner's 60th birthday, the Lifetime Benefit Payment will equal the Benefit Payment. If Surrenders are taken prior to the Contract Anniversary immediately following the older Owner's 60th birthday, the Lifetime Benefit Payment may be less than the Benefit Payment. The greater of the Benefit Payment or Lifetime Benefit Payment can be taken.

APP B-4

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If there is an increase in the Benefit Amount due to an automatic Benefit Amount increase on any Contract Anniversary after the older Owner's 60th birthday, we will automatically re-calculate the Lifetime Benefit Payment to equal the greater of the Lifetime Benefit Payment immediately prior to the increase or the Benefit Amount immediately after the increase multiplied by 5%.

If a Surrender is less than or equal to the Lifetime Benefit Payment but results in the Contract Value remaining after such Surrender to be less than our minimum amount rules then in effect, we will not terminate the Contract under our minimum amount rules. However, if the Contract Value remaining after any Surrender is less than our minimum amount rules then in effect and the Benefit Amount and your Lifetime Benefit Payments have been reduced to zero, we may terminate the Contract and pay the Surrender Value.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This rider includes a Guaranteed Minimum Death Benefit that replaces the standard Death Benefit. The GMDB is equal to the greater of the Benefit Amount or the Contract Value IF the Contract Value is greater than zero.

The Death Benefit is payable at the first death of an Owner or Annuitant. We will pay to the Beneficiary the greater of the Benefit Amount or the Contract Value (as long as the Contract Value is greater than zero) as of the date due proof of death is received by us.

If the Contract Value is zero as of the date of due proof of death, there will be no Death Benefit. Otherwise, the Death Benefit will fluctuate based on the Benefit Amount as reduced by Surrenders, Withdrawal Benefits and expenses as discussed above.

DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?

Yes. This rider replaces the standard Death Benefit. This rider can be elected along with MAV Plus.

CAN YOU REVOKE THIS RIDER?

No. However, a Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

WHAT EFFECT DO FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS RIDER?

You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value at the time you request a Surrender with any applicable charges deducted and not the Benefit Amount, Lifetime Benefit Payment or the Benefit Payment amount you would have received under this rider.

If you still have a Benefit Amount or Lifetime Benefit Payment Amount after you Surrender all of your Contract Value (following the provisions or the rider) or your Contract Value is reduced to zero, we will issue a payout annuity. If the Owner is a natural person we will treat the Owners(s) as the Annuitant for purposes of this annuity. If there is more than one Annuitant, the annuity will be on a first-to-die basis (joint and 0% survivor annuity). You may elect to have the Benefit Amount or Lifetime Benefit Payment paid to you under either the Fixed Period Certain Annuity Payout or the Fixed Lifetime and Period Certain Annuity Payout Option. The election is irrevocable.

Subject to our approval, which approval may be withheld or delayed for any reason, you may elect to defer the Annuity Commencement Date until you are eligible for the Fixed Lifetime and Period Certain Annuity Payout.

If your Benefit Payment or your Lifetime Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Any ownership change made prior to the first anniversary of the rider effective date will have no impact on the Benefit Amount, but the Lifetime Benefit Payment may change as long as the new Owner(s) and Annuitant are less than age 76 at the time of the change. The Lifetime Benefit Payment may change based on the age of the new owner.

An ownership change after the first Contract Anniversary that causes a re-calculation in the benefits as long as the older Owner after the change is less than age 76 at the time of the change will automatically result in either
(A) or (B):

(A) If this rider is not currently available for sale, we will continue the existing rider for the GMDB only and the Withdrawal Benefit will terminate. This rider charge will then discontinue.

(B) If this rider is currently available for sale, we will continue the existing rider with respect to all benefits at your current charge. The Benefit Amount will be re-calculated to the lesser of the Contract Value or the Benefit Amount on the date of the change. The Benefit Payment and Lifetime Benefit Payment will be re-calculated on the date of the change.

                                                                     APP B-5

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If the older Owner is age 76 or greater at the time of an ownership change, this rider will continue with respect to the GMDB only and the Withdrawal Benefit will terminate. The GMDB will be modified to equal Contract Value only and the Rider charge will discontinue.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

Yes. If the Owner dies and the Beneficiary is the deceased Owner's Spouse at the time of death, the Spouse may continue the Contract and we will adjust the Contract Value to the amount we would have paid as a Death Benefit payment (the greater of the Contract Value and the Benefit Amount). If the Spouse elects to continue the Contract and is less than age 76 at the time of the continuation, then either (A) or (B) will automatically apply:

(A) If this rider is not currently available for sale, we will continue the existing The Hartford's Lifetime Income Builder for the GMDB only and the Withdrawal Benefit will terminate and the rider charge will discontinue.

(B) If this rider is currently available for sale, we will continue the existing rider with respect to all benefits at the current charge. The Benefit Amount and Maximum Contract Value will be re-calculated to the Contract Value on the continuation date. The Benefit Payments and Lifetime Benefit Payments will be re-calculated on the continuation date.

If the Spouse elects to continue the Contract and is age 76 or greater at the time of the continuation, this rider will continue with respect to the GMDB only and the Withdrawal Benefits will terminate. The GMDB will be modified to equal Contract Value only and the rider charge will discontinue. Spousal Contract continuation will only apply one time for each Contract.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you annuitize your Contract, you may choose any of those Annuity Payout Options offered in the Contract. The amount used for calculating Annuity Payout Options will be the Contract Value. In other words, you will forfeit any difference between your Contract Value and Benefit Amount by voluntarily annuitizing before the maximum Annuity Commencement Date.

If the annuity reaches the maximum Annuity Commencement Date the Contract will automatically be annuitized unless we and the Owner(s) agree to extend the Annuity Commencement Date, which approval may be withheld or delayed for any reason. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under The Hartford's Lifetime Income Builder rules applicable when the Contract Value equals zero.

-   FIXED PERIOD CERTAIN PAYOUT OPTION

If your Contract Value goes to zero, you are entitled to receive payments in a fixed dollar amount for a stated number of years. The actual number of years that payments will be made is determined by dividing the Benefit Amount by the Benefit Payment. The total amount payable under this Annuity Payout Option will equal the Benefit Amount. This annualized amount will be paid over the determined number of years. The frequency of payments you may elect will be among those offered by us at that time but will be no less frequently than annually. The amount payable in the final year of payments may be less than the prior year's annual amount payable so that the total amount of the payouts will be equal to the Benefit Amount. If, at the death of the any Annuitant, payments have been made for less than the stated number of years, the remaining scheduled payments will be made to the Beneficiary as scheduled payments in accordance with the Code and the Owner's last instructions on record.

-   FIXED LIFETIME AND PERIOD CERTAIN PAYOUT OPTION

If your Contract Value goes to zero and the Owner(s) are alive and age 60 or older, you are entitled to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years. The minimum number of years that payments will be made is determined on the Annuity Calculation Date by dividing the Benefit Amount by the Lifetime Benefit Payment. The total minimum amount payable under this option will equal the Benefit Amount. This Lifetime Benefit Payment amount will be paid over the greater of the minimum number of years, or until the death of any Annuitant. The frequency of payments you may elect will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the minimum number of years, the remaining scheduled payments will be made to the Beneficiary as scheduled payments in accordance with the Code and the Owner's last instructions on record.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value on and after the ownership change effective date. We may prohibit investment in any Sub-Account, require you to allocate your Contract Value in one of a number of asset allocation models, investment programs or fund-of-funds Sub-Accounts. If you violate the restrictions, then this rider, its benefits and its charges will terminate.

APP B-6

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ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

No.

CAN WE AGGREGATE CONTRACTS?

For purposes of determining the Benefit Amount under this rider, we reserve the right to treat one or more Contracts issued by us to you with any optional Withdrawal Benefit rider in the same calendar year as one Contract. Accordingly, if we elect to aggregate Contracts, we will change the period over which we measure withdrawals against the Benefit Payment.

OTHER INFORMATION

For examples of how this rider works, see "Appendix I."

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- This rider is no longer actively marketed and is not available in any State where The Hartford's Lifetime Income Builder II is approved for sale.

- The benefits under this rider cannot be directly or indirectly assigned, pledged, collateralized or securitized in any way. Any such actions will invalidate this rider.

- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use. For instance, if you deplete your Benefit Amount through Surrenders, whether voluntarily or as a result of Required Minimum Distributions, you will reduce your Death Benefit. If your Contract Value is zero as of the date of due proof of death, there will be no Death Benefit. This may be of special concern to seniors.

- Inasmuch as Withdrawal Benefits may reduce or eliminate the GMDB, electing this rider as part of an investment program involving a qualified plan may not make sense unless, for instance, other features of this Contract such as Withdrawal Benefits and access to Funds, outweigh the absence of additional tax advantages from a variable annuity.

- Annuitizing your Contract, whether voluntarily or not, will impact these benefits. First, annuitization shall eliminate the Guaranteed Minimum Death Benefit. Second, annuitization will terminate any Withdrawal Benefits which will be converted into annuity payments according to the annuitization option chosen. Accordingly, Lifetime Benefit Payments could be replaced by another "lifetime" payout option and will not be subject to automatic Benefit Amount increases.

- Even though this rider is designed to provide "living benefits," you should not assume that you will necessarily receive "payments for life" if you have violated any of the terms of this rider.

- Purchasing this rider is a one time only event and cannot be undone later. If you elect this rider you will not be able to elect standard Death Benefits or optional riders other than MAV Plus.

- Any additional contributions made to your Contract after withdrawals have begun will cause the Benefit Amount to be recalculated. If an additional contribution is made, the Benefit Amount will be recalculated to equal the remaining Benefit Amount plus the additional contribution, which could be more or less than the original Benefit Amount and could change the amount of your Benefit Payments or Lifetime Benefit Payments, as the case may be.

- Spouses who are not a joint Owner or Beneficiary may find continuation of this rider to be unavailable or unattractive after the death of the Owner-Spouse. Continuation of the options available in this rider is dependent upon its availability at the time of death of the first Owner-Spouse and will be subject to then prevailing charges.

-   Certain ownership changes may result in a reduction of benefits.

- Annuitizing your Contract instead of receiving Benefit Payments or Lifetime Benefit Payments will forfeit any increases in your Benefit Amount over your Contract Value. Voluntary or involuntary annuitization will terminate Lifetime Benefit Payments. Annuity Payout Options available subsequent to the Annuity Commencement Date may not necessarily provide a stream of income for your lifetime and may be less than Lifetime Benefit Payments.

- Finally, we may increase the charge for this rider on or after the fifth Contract Anniversary or five years since your last increase notification, whichever is later.

- There are no assurances made or implied that automatic Benefit Amount increases will occur and if occurring, will be predictable.

- We do not automatically increase payments under the Automatic Income Program if your Lifetime Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

                                                                     APP C-1

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APPENDIX C - THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS AND THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS

OBJECTIVE

The objective of these two different riders is to (i) protect your investment from poor market performance; (ii) provide longevity protection through Lifetime Benefit Payments; and (iii) provide Death Benefit protection.

HOW DO THE RIDERS HELP ACHIEVE THIS GOAL?

- LIFETIME WITHDRAWAL FEATURE. Provided you follow the rules below, the riders provide a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life's Lifetime Income Eligibility Date until the first death of any Covered Life ("Single Life Option") or until the second death of any Covered Life ("Joint/Spousal Option"). Lifetime Benefit Payments are maximum amounts that can be withdrawn each year based on the rider chosen:

Lifetime Income                 =      Payment Base or Contract   x      Withdrawal Percent
Builder Selects                        Value, whichever is
                                       higher
                                                - or -
Lifetime Income                 =      Payment Base               x      Withdrawal Percent
Builder Portfolios

- GUARANTEED MINIMUM DEATH BENEFIT. This guaranteed minimum Death Benefit provides a Death Benefit equal to the greater of Premium Payments (adjusted for partial Surrenders) or Contract Value as of the date due proof of death is received by us for any Contract Owner or Annuitant. PARTIAL SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT.

WHEN CAN YOU BUY THE RIDERS?

The Hartford's Lifetime Income Builders Selects is closed to new investors.

When you buy either rider, you must provide us with the names and date of birth of the Owner, any joint Owner, Annuitant and Beneficiary. We then determine who the "Relevant Covered Life" and other "Covered Lives" will be when establishing the Withdrawal Percent.

- A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.

- For the Single Life Option, the Covered Life is most often the same as the Contract Owner and joint Owner (which could be two different people). In the Joint/Spousal Option, the Covered Life is most often the Contract Owner, and his or her Spouse is the joint Owner or Beneficiary.

- The Relevant Covered Life will be one factor used to establish your Withdrawal Percent. When the Single Life Option is chosen, we use the older Covered Life as the Relevant Covered Life; and when the Joint/Spousal Option is chosen, we use the younger Covered Life as the Relevant Covered Life.

The maximum age of any Contract Owner or Annuitant when electing either rider is
80. These age restrictions also apply to the Beneficiary when the Joint/Spousal Option is chosen.

DOES ELECTING EITHER RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect either rider, you may not elect any rider other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR EITHER RIDER CALCULATED?

The fee for the riders is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary after your Anniversary Value and Payment Base have been computed and prior to all other financial transactions. In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for the riders will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.

APP C-2

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We reserve the right to increase the charge for either or both riders (and any option) up to the maximum fees described in the Synopsis at any time 12 months after either rider's effective date. Any future fee increase will be based on the charge that we are then currently charging other customers who have not previously elected such rider.

Fee increases will not apply if (a) the age of the Relevant Covered Life is 81 or older; (b) you notify us of your election to permanently waive automatic Payment Base increases as described below; or (c) we convert your benefits based on our Minimum Amount rules defined in your Contract. This fee may not be the same as the fee that we charge new purchasers.

Subject to the foregoing limitation, we also reserve the right to charge a different fee for either rider (or options) to any new Contract Owners as a result of a change of Covered Life. Unless exempt, we will automatically deduct rider fees, as they may be increased from time to time.

You will receive advanced notice of any fee increase. You may decline the fee increase and permanently waive automatic Payment Base increases by:

-   Notifying us in writing, verbally or electronically, if available.

- Written notifications must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of declining the fee increase. We will take direction from one joint Owner. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuiness of any election.

- We will accept your notification up to 60 days prior to the Contract Anniversary on which the fee increase is scheduled to become effective.

- We will only honor notifications from the Owner or joint Owner and not through your broker.

- Your decision to decline the fee increase and waive automatic Payment Base increases is irrevocable. You will not be able to accept the fee increase and resume automatic Payment Base increases in the future.

- If you decline the fee increase, your Lifetime Benefit Payment will continue to be reset on each Contract Anniversary according to the rider's rules.

- If you decline the fee increase, and defer withdrawals for at least five years, the Withdrawal Percentage will continue to be reset when a new age band is reached according to the rider's rules.

DOES THE PAYMENT BASE CHANGE UNDER EITHER RIDER?

Yes, your initial Payment Base equals your initial Premium Payment except in regard to a company sponsored-exchange program. Your Payment Base will fluctuate based on:

       -   automatic Payment Base increases; and

       -   subsequent Premium Payments; and

       - partial Surrenders (including partial Surrenders taken prior to the Lifetime Income Eligibility Date or if the amount of the partial Surrender exceeds either your Threshold or Lifetime Benefit Payment amount).

- Automatic Payment Base Increase: Your automatic annual Payment Base increase varies depending on whether you choose The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios. The following table describes how these options operate:

                         THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS         THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------------------
New Payment Base     [(current Anniversary Value (prior to the rider charge   The higher of current Contract Value or Payment Base
                     being taken) divided by your prior Payment Base)]
                     multiplied by your prior Payment Base
Annual Payment Base  0% - 10%                                                 Unlimited
increase limits

  We will determine if you are eligible for annual automatic Payment Base increases on each Contract Anniversary.

  Automatic Payment Base increases will cease upon the earliest of:

    -   your Annuity Commencement Date;

    - the Contract Anniversary immediately following the Relevant Covered Life's attained age of 80; or

                                                                     APP C-3

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    -   You waive your right to receive automatic Payment Base increases.

  Your Payment Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Payment Base above this ceiling will not be included for any benefits under either rider. See Examples 16 and 17 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix I.

- Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis. See Examples 10 and 11 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix I.

- Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior to the Lifetime Income Eligibility Date, and (b) if the cumulative amount of all partial Surrenders during any Contract Year exceeds the applicable limits as discussed below:

    A. If cumulative partial Surrenders taken during any Contract Year and prior to the Lifetime Income Eligibility Date, are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to the Lifetime Income Eligibility Date are greater than the Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B. If cumulative partial Surrenders taken after the Lifetime Income Eligibility Date are equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will not reduce the Payment Base.

    C. For any partial Surrender that causes cumulative partial Surrenders after the Lifetime Income Eligibility Date to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.

  See Examples 3-9 and 12-15 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix I

- Covered Life changes may also trigger a recalculation of your Payment Base, Lifetime Benefit Payment, Guaranteed Minimum Death Benefit and rider fees. See "WHAT HAPPENS IF YOU CHANGE OWNERSHIP?" below.

- Option Conversion. We reserve the right to offer a one-time only conversion from The Hartford's Lifetime Income Builder Selects to The Hartford's Lifetime Income Builder Portfolios, or vice versa, on or after the first Contract Anniversary after the rider has been in effect and prior to the Relevant Covered Life's reaching attained age 81. Your then current Payment Base will be your new Payment Base for the purposes of the converted rider. This conversion will go into effect on the next following Contract Anniversary. A conversion notice must be received by us in good order between 30 days prior to, or within 15 days after, a Contract Anniversary. This privilege may be withdrawn at our sole discretion at any time without prior notice. The rider fee and any associated restrictions will be based on the rider then in effect. You may rescind your election within 15 days after making your election. Upon rescission; however, your Payment Base will be reset at the LOWER of the then applicable Payment Base or the Contract Value at the time of rescission. RESCISSION OF A CONVERSION OPTION MAY THEREFORE RESULT IN A PERMANENT REDUCTION OF BENEFITS. Once rescinded, this privilege will be terminated.

- Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable CDSC.

IS EITHER RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

Yes. However, withdrawals taken prior to the Lifetime Income Eligibility Date are not guaranteed to be available throughout your lifetime. Such withdrawals will reduce (and may even eliminate) the Payment Base otherwise available to establish Lifetime Benefit Payments and Guaranteed Minimum Death Benefits.

APP C-4

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As shown in the following table, the Withdrawal Percent for all partial Surrenders taken BEFORE the Lifetime Income Eligibility Date will be 5% (Single Life Option) or 4.5% (Joint/Spousal Option). In contrast, the Withdrawal Percent for partial Surrenders taken AFTER the Lifetime Income Eligibility Date will be based on the chronological age of the Relevant Covered Life at the time of the first withdrawal as shown below:

                                                     WITHDRAWAL PERCENT
           RELEVANT COVERED LIFE              SINGLE LIFE         JOINT/SPOUSAL
               ATTAINED AGE                      OPTION               OPTION
--------------------------------------------------------------------------------
          [LESS THAN]59 1/2 - 64                  5.0%                 4.5%
                  65 - 69                         5.5%                 5.0%
                  70 - 74                         6.0%                 5.5%
                  75 - 79                         6.5%                 6.0%
                  80 - 84                         7.0%                 6.5%
                  85 - 90                         7.5%                 7.0%
                    90+                           8.0%                 7.5%

Except as provided below, the Withdrawal Percent will be based on the chronological age of the Relevant Covered Life at the time of the first Surrender.

    1. If a partial Surrender HAS NOT been taken, your new Withdrawal Percent will be effective on the next birthday that brought the Relevant Covered Life into a new Withdrawal Percent age band; or

    2. If you have deferred taking partial Surrenders for five years from the date you purchased this rider, your new Withdrawal Percent will be effective on the next birthday that brings the Relevant covered Life into a new Withdrawal Percent age band. Your new Withdrawal Percent will thereafter continue to change based on the age of the Relevant Covered Life as shown on the table above regardless of whether partial Surrenders are taken after such five year period or;

    3. If the preceding requirements in (1) or (2) have not been met, your new Withdrawal Percent will be effective as of the Contract Anniversary when the next automatic Payment Base increase occurs due to market performance after the birthday that brings the Relevant Covered Life into a new Withdrawal Percent age band.

If you meet the deferral requirements above, you will not forfeit your right to automatic Withdrawal Percent increases even if you decline future fee increases.

Please refer to Example 24 in The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios Examples Appendix for more information.

IS EITHER RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments adjusted for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or Annuitant. Termination of either rider will result in the rescission of the Guaranteed Minimum Death Benefit and result in your Beneficiary receiving the Contract Value as of the date we receive due proof of death. For Joint/Spousal election of either rider, no Death Benefit will be available when a Relevant Covered Life is the Beneficiary and the Beneficiary dies.

Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:

    A. If cumulative partial Surrenders taken prior to the Lifetime Income Eligibility Date are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to the Lifetime Income Eligibility Date are greater than the Threshold (subject to rounding), then we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and
        (ii) proportionate basis for the amount in excess of the Threshold.

    B. If cumulative partial Surrenders after the Lifetime Income Eligibility Date are (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.

    C. For any partial Surrender that causes cumulative partial Surrenders after the Lifetime Income Eligibility Date to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.

                                                                     APP C-5

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Please refer to the section labeled "CAN YOUR SPOUSE CONTINUE YOUR LIFETIME WITHDRAWAL FEATURE" for more information on the continuation of the Lifetime Benefit Payments by your Spouse.

DOES EITHER RIDER REPLACE THE STANDARD DEATH BENEFIT?

YES, IT PERMANENTLY REPLACES THE STANDARD DEATH BENEFIT. The Guaranteed Minimum Death Benefit will be reset to equal Contract Value when there is a Covered Life change that exceeds the permissible age limitation under either rider. This may also occur for the Single Life Option when the spouse elects Spousal Contract continuation and the new Covered Life exceeds the age limit.

CAN YOU REVOKE THIS RIDER?

No. However, a Company-sponsored exchange of this rider will not be considered to be a revocation by you of either rider.

WHAT EFFECT DOES PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS RIDER?

Please refer to "DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER EITHER RIDER?" for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under either rider.

If your Contract Value on any Contract Anniversary is ever reduced below the minimum amount (as defined in your Contract - generally, the greater of $500 or one Lifetime Benefit Payment) as a result of investment performance or if on any Valuation Day a partial Surrender is taken that reduces your Contract Value below the minimum amount, then the following will occur:

-   We will no longer accept subsequent Premium Payments; and

- You will be required to either make a full Surrender or promptly transfer your remaining Contract Value to an approved Sub-Account(s) and/or Programs (failure to do so after a reasonable amount of time being deemed as acquiescence to our reallocation of these sums to the Money Market Sub-Account); and

- Lifetime Benefit Payments will continue and Withdrawal Percent increases will continue if the Contract qualifies for the 5-year deferral provision;

- Your Guaranteed Minimum Death Benefit will continue to be reduced by Lifetime Benefit Payments until reduced to zero at which time your Death Benefit shall be equal to your Contract Value; and

- All other privileges under either rider will terminate and you will no longer be charged a rider fee or Annual Maintenance Fee; and

- If any amount greater than a Lifetime Benefit Payment is requested, the Contract will be liquidated, the rider will terminate and the Guaranteed Minimum Death Benefit will be lost.

See Examples 21 and 22 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix I.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Inasmuch as this rider is affected by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a recalculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.

Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the applicable rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new relevant Covered Life.

After the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change. The charge for this rider will remain the same.

Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change. The charge for this rider will remain the same.

APP C-6

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You may not convert your Joint/Spousal Option election to a Single Life Option. In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then:

    A. If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Lifetime Withdrawal Feature of either rider and continue the Guaranteed Minimum Death Benefit only. The charge for the rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.

    B. If the older Covered Life after the change exceeds the maximum age limitation of either rider at the time of the change, or we no longer offer either rider, then the rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then:

    A. If we no longer offer such rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Lifetime Withdrawal Feature will terminate. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or

    B. If we offer such rider, then we will use the attained age of the older Covered Life as of the date of the Covered Life change to reset the Withdrawal Percent. The Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change; or

    C. If we offer such rider and the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If such rider is no longer available for sale, we will determine the issue age limitation of the rider on a non-discriminatory basis.

The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.

SINGLE LIFE OPTION ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving             The Annuitant is living or       Joint Contract Owner receives
                                 non-spousal Contract Owner       deceased                         the Death Benefit and this
                                                                                                   rider terminates
Contract Owner                   There is a surviving spousal     The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit and this
                                                                                                   rider can continue under
                                                                                                   Spousal Contract continuation
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Designated
                                 Owner                            deceased                         Beneficiary receives the Death
                                                                                                   Benefit
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Estate
                                 Owner or Beneficiary             deceased                         receives the Death Benefit
Annuitant                        Contract Owner is living         There is no Contingent           Contract continues, no Death
                                                                  Annuitant and the Contract       Benefit is paid, and this rider
                                                                  Owner becomes the Contingent     continues
                                                                  Annuitant
Annuitant                        Contract Owner is living         There is no Contingent           Rider terminates and Contract
                                                                  Annuitant and the Contract       Owner receives the Death
                                                                  Owner waives their right to      Benefit
                                                                  become the Contingent Annuitant
Annuitant                        Contract Owner is Living         Contingent Annuitant is Living   Contingent Annuitant becomes
                                                                                                   the Annuitant and the Contract
                                                                                                   and this rider continues

                                                                     APP C-7

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JOINT/SPOUSAL ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving Contract    The Annuitant is living or       The surviving Contract Owner
                                 Owner                            deceased                         continues the Contract and
                                                                                                   rider; we will increase the
                                                                                                   Contract Value to the Death
                                                                                                   Benefit value
Contract Owner                   There is no surviving Contract   The Spouse is the sole primary   Follow Spousal Contract
                                 Owner                            beneficiary                      continuation rules for joint
                                                                                                   life elections
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates and Contract
                                 Owner or Beneficiary             deceased                         Owner's estate receives the
                                                                                                   Death Benefit
Annuitant                        The Contract Owner is living     There is a Contingent Annuitant  The Rider continues; upon the death of the last surviving
                                                                                                   Covered Life, the rider will
                                                                                                   terminate.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR LIFETIME WITHDRAWAL FEATURE?

-   SINGLE LIFE OPTION:

If a Covered Life dies and the sole Beneficiary is the deceased Covered Life's Spouse at the time of death, such Spouse may continue the Contract. If the Spouse elects to continue the Contract and such rider, we will continue the rider with respect to all Lifetime Withdrawal Benefits at the charge that is currently being assessed for new sales at the time of continuation. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be re-determined on the date of Spousal Contract continuation. If the new Covered Life is less than age 81 at the time of the Spousal Contract continuation, and such rider (or a similar rider, as we determine) is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal Contract continuation. If the new Covered Life is 81 or older at the time of the Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.

If we are no longer offering such rider at the time of Spousal Contract continuation, we will revoke the Lifetime Withdrawal Feature, the Guaranteed Minimum Death Benefit will be set equal to the Contract Value and the rider charge will no longer be assessed.

-   JOINT/SPOUSAL OPTION:

Either rider is designed to facilitate the continuation of your rights under the rider by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater and we will continue the rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:

- The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal Contract continuation date;

- The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal Contract continuation date;

- The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Spousal Contract continuation date; and

-   The Lifetime Benefit Payment will be recalculated.

The remaining Covered Life can not name a new owner on the Contract. Any new Beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. Either rider will terminate upon the death of the remaining Covered Life.

See Examples 18 and 19 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix I.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value and will not be able to elect any of the annuitization options allowed under this rider. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole

APP C-8

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discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our Minimum Amount rule then in effect.

If your Contract Value is reduced below our Minimum Amount rule (as defined in your Contract), then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. We will then issue you a payout annuity. You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.

-   SINGLE LIFE OPTION:

If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.

If the older Annuitant is age 59 1/2 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 59 1/2 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.

If the Annuitant and joint Annuitant are alive and the older Annuitant is age 59 1/2 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or the applicable Threshold. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

This option may not be available if the Contract is issued to qualify under Code Sections 401, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

-   JOINT/SPOUSAL OPTION:

If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.

If the younger Annuitant is alive and age 59 1/2 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 59 1/2 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.

If the Annuitant is alive and the younger Annuitant is age 59 1/2 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a minimum number of years.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or the applicable Threshold. Therefore, the higher your then remaining Guaranteed Minimum Death Benefit is at the time of annuitization, the longer the time period you will be entitled to receive annuitization payments. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

These options may not be available if the Contract is issued to qualify under Code Sections 401, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

                                                                     APP C-9

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ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes, as described in the following table:

Lifetime Income Builder    We reserve the right to limit the Funds into which you may allocate your Contract Value. We may
Selects                    prohibit investment in certain Funds or require you to allocate your Contract Value only to certain
                           Funds or in accordance with one of a number of model portfolios or Programs.
Lifetime Income Builder    Your Contract Value must be invested in one or more Programs and in an approved model portfolio,
Portfolios                 Funds or other investment vehicles established from time to time. Permissible portfolios, Funds,
                           Programs or other investment vehicles are described in your application and other communications. Not all model portfolios or Programs are available through all Financial Intermediaries.
                           We may, in our sole discretion, add, replace or alter Funds, Programs and model portfolios from time to time. You will be provided with advance notification of any investment restriction changes.
                           Changes may be made on a prospective basis with respect to any additional Premium Payments received.
                           While you may switch from model portfolio to model portfolio, you can not pick and choose Funds within any model portfolios nor may you specify which Funds should be redeemed to satisfy the
                           Lifetime Withdrawal Feature. You may provide written investment instructions to invest Contract Value in a manner that violates these investment restrictions. Any such action will; however, result in the termination of your rights under either rider.

Investments within model portfolios will fluctuate in value and may be worth more or less than your original investment. We are not responsible for lost investment opportunities associated with the implementation of these investment restrictions. Please refer to each Fund's investment objectives, policies and restrictions and the risks of investing in each Fund as described in this prospectus and the prospectus for each Fund.

If your Lifetime Withdrawal Feature is revoked due to failure to comply with the investment restrictions, you will have a one time opportunity to reinstate the Lifetime Withdrawal Feature on your rider. There is a 15 calendar day reinstatement period that will begin from the date your lifetime withdrawal feature is revoked. During the reinstatement period, if you make a subsequent Premium Payment, take a partial Surrender or make a Covered Life change, your opportunity to reinstate will be terminated.

Upon reinstatement of your Lifetime Withdrawal Feature under either rider, your Payment Base will be reset at the lower of the Payment Base prior to the revocation and Contract Value as of the date of the reinstatement. Your Withdrawal Percentage will be set equal to the Withdrawal Percentage prior to the Lifetime Withdrawal Feature revocation; unless, if within the reinstatement period you reach a new age band and no partial Surrenders have been taken, then the Withdrawal Percentage will be set equal to the appropriate percentage based on the attained age of the Relevant Covered Life. Your Lifetime Benefit Payment will be recalculated based on the Lifetime Withdrawal Feature values as of the date of the reinstatement. We will deduct a prorated rider charge on your Contract Anniversary following the reinstatement for the time period between the reinstatement date and your first Contract Anniversary following the reinstatement.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We may not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments in excess of $100,000 without prior approval. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments. These restrictions are not currently enforced.

CAN WE AGGREGATE CONTRACTS?

Yes. For purposes of determining the Payment Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.

We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The benefits under this rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

APP C-10

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- YOUR ANNUAL LIFETIME BENEFIT PAYMENTS MAY FLUCTUATE BASED ON CHANGES IN THE PAYMENT BASE AND CONTRACT VALUE. THE PAYMENT BASE IS SENSITIVE TO PARTIAL SURRENDERS IN EXCESS OF THE THEN CURRENT MAXIMUM LIFETIME BENEFIT PAYMENT OR THRESHOLD. IT IS THEREFORE POSSIBLE THAT SURRENDERS AND SUBSEQUENT PREMIUM PAYMENTS WITHIN THE SAME CONTRACT YEAR, WHETHER OR NOT EQUAL TO ONE ANOTHER, CAN RESULT IN LOWER LIFETIME BENEFIT PAYMENTS.

- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these "lifetime" benefits. First, you may no longer invest additional Premium Payments. Second, the Death Benefit will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize, you will forfeit automatic Payment Base increases (if applicable) and lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.

- If you had elected the conversion option from The Hartford's Lifetime Income Builder Selects to The Hartford's Lifetime Income Builder Portfolios, or vice versa, and subsequently rescinded that election, your Payment Base will be set to the lower of the Payment Base or the Contract Value on the date of the rescission and therefore your old Payment Base will not be restored. The Death Benefit will also be set to the lower of the Guaranteed Minimum Death Benefit and the Contract Value on the date of the rescission.

- Even though either rider is designed to provide living benefits, you should not assume that you will necessarily receive payments for life if you have violated any of the terms of this rider.

- While there is no minimum age for electing either rider, withdrawals taken prior to the Lifetime Income Eligibility Date will reduce, or can even eliminate guaranteed Lifetime Benefit Payments. PAYMENTS TAKEN PRIOR TO THE LIFETIME INCOME ELIGIBILITY DATE ARE NOT GUARANTEED TO LAST FOR A LIFETIME. Either rider may not be suitable if a Covered Life is under attained age 59 1/2.

- The determination of the Relevant Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.

- We may terminate either or both riders post-election based on your violation of benefit rules and may otherwise withdraw such rider (or any option) for new sales at any time. In the event that either rider (or any option) is terminated by us, your Lifetime Benefit Payments will cease; your Payment Base, including any automatic Payment Base increases will be eliminated and the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.

- Unless otherwise provided, you may select either rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits during the time you own this Contract. If you elect either rider you will not be eligible to elect optional riders other than MAV or MAV Plus.

- When the Single Life Option is chosen, Spouses may find continuation of either rider to be unavailable or unattractive after the death of the Contract Owner. Continuation of the benefits available in either optional rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.

- The Joint/Spousal Option provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under this rider.

- Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.

- Annuity pay-out options available subsequent to the Annuity Commencement Date may not necessarily provide a stream of income for your lifetime and may be less than Lifetime Benefit Payments.

- The fee for either rider may increase any time after 12 months from either rider's effective date. There are no assurances as to the fee we will be charging at the time of each Payment Base increase. This is subject to the maximum fee disclosed in the Synopsis.

- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.

- We do not automatically increase payments under the Automatic Income Program if your Lifetime Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

                                                                     APP D-1

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APPENDIX D - INFORMATION REGARDING CONTRACT SERIES NO LONGER SOLD

OVERVIEW

The following information amends and supplements the Prospectus only with respect to those Series no longer sold.

SYNOPSIS

The following table describes some of the fees and expenses that you will pay periodically and on a daily basis (except as noted) during the time that you own the Contract, not including fees and expenses of the underlying Funds. Please refer to the Synopsis (Section 2) for more information regarding all other applicable fees and expenses.

SEPARATE ACCOUNT ANNUAL EXPENSES (AS
A PERCENTAGE OF AVERAGE DAILY SUB-ACCOUNT VALUE)    ACCESS       CORE        EDGE      OUTLOOK       PLUS
------------------------------------------------------------------------------------------------------------
  Mortality and Expense Risk Charge                 1.50%       1.20%       0.80%       1.50%       1.50%
  Administrative Charge                             0.15%       0.15%       0.15%       0.20%       0.15%
  Total Separate Account Annual Expenses            1.65%       1.35%       0.95%       1.70%       1.65%

This Example is intended to help you compare the cost of investing in this variable annuity with the cost of investing in other variable annuities.

Let's say, hypothetically, that your annual investment return is 5% and that your fees and expenses today were as high as possible.

The example illustrates the effect of fees and expenses that you could incur (other than taxes). Your actual fees and expenses may vary. For every $10,000 invested, here's how much you would pay under each of the three scenarios posed:

(1) If you Surrender your variable annuity at the end of the applicable time period:

                                    1 YEAR   3 YEARS  5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Access                                 $462   $1,390   $2,324        $4,691
Core                                 $1,094   $1,974   $2,671        $4,438
Edge                                   $923   $1,678   $2,446        $4,431
Outlook                              $1,130   $1,881   $2,348        $4,733
Plus                                 $1,219   $2,154   $2,999        $4,691

(2)  If you annuitize at the end of the applicable time period:

                                1 YEAR       3 YEARS  5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Access                            $356        $1,283   $2,217        $4,583
Core                              $325        $1,194   $2,075        $4,327
Edge                              $818        $1,573   $2,340        $4,322
Outlook                           $361        $1,298   $2,241        $4,625
Plus                              $356        $1,283   $2,217        $4,583

(3)  If you do not Surrender your variable annuity:

                                1 YEAR       3 YEARS  5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Access                            $462        $1,390   $2,324        $4,691
Core                              $431        $1,301   $2,183        $4,438
Edge                              $923        $1,678   $2,446        $4,431
Outlook                           $467        $1,404   $2,348        $4,733
Plus                              $462        $1,390   $2,324        $4,691

STANDARD DEATH BENEFITS

These versions of the Contract include a standard Death Benefit that is based on the age of the Owner(s) and Annuitant. Standard Death Benefits are at no additional cost.

If all Owner(s) and Annuitant are less than age 76 on the Contract issuance date, you can choose either the Premium Protection or the Asset Protection Death Benefit. If you do not choose a death benefit, we will automatically issue the Asset Protection Death

APP D-2

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Benefit. If any Owner(s) or Annuitant is more than age 76 on the Contract issuance date, we will automatically issue the Asset Protection Death Benefit.

THE PREMIUM PROTECTION DEATH BENEFIT

If applicable, your Death Benefit is the highest of:

-   Contract Value; or

-   Total Premium Payments adjusted for partial Surrenders.

If your Contract has the Premium Protection Death Benefit and you transfer ownership of your Contract to someone who was 76 years old or older at the time you purchased your Contract, the Premium Protection Death Benefit will no longer apply as of the date of transfer and the death benefit will be a return of your Contract Value. As used above, "Contract Value" refers to your Contract Value on the date we receive due proof of death.

The following are examples of how Premium Protection Death Benefit works:

EXAMPLE 1

Assume that:

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $8,000,

- Your Contract Value in the fourth year immediately before your Surrender was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403.

The adjustment to your total Premium Payments for partial Surrenders is on a dollar-for-dollar basis up to 10% of total Premium Payments. The partial Surrender of $8,000 is less than 10% of Premium Payments. Your adjusted total Premium Payments is $92,000.

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $117,403.

EXAMPLE 2

Assume that:

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000.

The adjustments to your Premium Payments for partial Surrenders is on a dollar-for-dollar basis up to 10% of total Premium Payments. 10% of the total Premium Payments is $10,000. Total Premium Payments adjusted for dollar-for-dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar-for-dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = ..64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $120,000.

THE ASSET PROTECTION DEATH BENEFIT

If applicable, except as noted below, your Death Benefit is the highest of A, B or C, below:

    A.  Contract Value; or

    B. Contract Value plus 25% of total Premium Payments adjusted for partial Surrenders (excluding Premium Payments we receive within 12 months of death); or

    C.  Contract Value plus 25% of Maximum Anniversary Value.

The Asset Protection Death Benefit cannot exceed the highest of:

-   Contract Value;

                                                                     APP D-3

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-   Total Premium Payments adjusted for partial Surrenders; or

-   Maximum Anniversary Value.

All references to "Contract Value" refer to such value on the date we receive due proof of death.

The following are examples of how Asset Protection Death Benefit works:

EXAMPLE 1

Assume that:

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $11,403.

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$117,403 + 25% ($100,000 - $8,000) = $140,403],

- The Contract Value of your Contract, plus 25% of Your Maximum Anniversary Value minus an adjustment for any partial Surrenders [$117,403 + 25% ($117,403 - $8,000) = $144,754], but it cannot exceed the greatest of:

       - The Contract Value of your Contract on the date we calculate the Death Benefit [$117,403],

       - Total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for partial Surrenders [$100,000 - $8,000 = $92,000]; or

       - Your Maximum Anniversary Value adjusted for any partial Surrenders [$117,403 - $8,000 = $109,403].

Because the Contract Value of your Contract [$117,403] is greater than your Maximum Anniversary Value adjusted for partial Surrenders [$109,403] and your adjusted total Premium Payments [$92,000], the amount of the Death Benefit would be your Contract Value or $117,403.

EXAMPLE 2

Assume that:

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

-   Your Maximum Anniversary Value is $140,000.

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$120,000 + 25% of $57,857 = $134,464 (see below)],

- The Contract Value of your Contract, plus 25% of Your Maximum Anniversary Value minus an adjustment for any partial Surrenders [$120,000 + 25% ($83,571) = $140,893 (see below)].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

       - The Contract Value of your Contract on the date we calculate the Death Benefit [$120,000],

APP D-4

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       - Total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for partial Surrenders [$57,857 (see below)]; or

       - Your Maximum Anniversary Value adjusted for any partial Surrenders [$83,571 (see below)].

The adjustments to your Premium Payments and/or Maximum Anniversary Value for partial Surrenders is on a dollar-for-dollar basis up to 10% of total Premium Payments. 10% of the total Premium Payments is $10,000.

Total Premium Payments adjusted for dollar-for-dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar-for-dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

Your Maximum Anniversary Value adjusted for partial Surrenders on a dollar-for-dollar basis up to 10% of Premium Payments is $130,000. Remaining partial Surrenders are $50,000. We use this amount to reduce your Maximum Anniversary Value by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar-for-dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

Your Asset Protection Death Benefit is $120,000. This is because your Contract Value at death [$120,000] was the greatest of:

       - The Contract Value of your Contract on the date we calculate the Death Benefit [$120,000],

       - Total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for partial Surrenders [$57,857]; or

       - Your Maximum Anniversary Value minus an adjustment for any partial Surrenders [$83,571].

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To obtain a Statement of Additional Information, please complete the form below and mail to:


     The Hartford Wealth Management - Individual Annuities
     PO Box 14293
     Lexington, KY 40512-4293


Please send a Statement of Additional Information for Series II, IIR and III of Hartford Leaders variable annuity to me at the following address:

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                              Name
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                            Address
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     City/State                                   Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY

                             SEPARATE ACCOUNT SEVEN

                   SERIES II, IIR AND III OF HARTFORD LEADERS

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.

To obtain a prospectus, send a written request to:


The Hartford Wealth Management - Individual Annuities
PO Box 14293
Lexington, KY 40512-4293



Date of Prospectus: May 1, 2012
Date of Statement of Additional Information: May 1, 2012


TABLE OF CONTENTS

GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
PERFORMANCE RELATED INFORMATION                                                4
  Total Return for all Sub-Accounts                                            4
  Yield for Sub-Accounts                                                       4
  Money Market Sub-Accounts                                                    4
  Additional Materials                                                         5
  Performance Comparisons                                                      5
ACCUMULATION UNIT VALUES                                                       6
FINANCIAL STATEMENTS                                                        SA-2

2

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GENERAL INFORMATION

SAFEKEEPING OF ASSETS

We hold title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from our general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


The consolidated financial statements of Hartford Life Insurance Company (the "Company") as of December 31, 2011 and 2010, and for each of the three years in the period ended December 31, 2011 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 24, 2012, except for Note 21, as to which the date is April 23, 2012 (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the Company's change in its method of accounting and reporting for variable interest entities and embedded credit derivatives as required by accounting guidance adopted in 2010 and for other-than-temporary impairments as required by accounting guidance adopted in 2009), and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Seven as of December 31, 2011, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated April 13, 2012, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. ("HSD"). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.


We currently pay HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2011: $12,620,888; 2010: $16,548,405; and 2009: $17,275,597.


ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES


As stated in the prospectus, we (or our affiliates) pay Additional Payments to Financial Intermediaries. In addition to the Financial Intermediaries listed in the prospectus with whom we have an ongoing contractual arrangement to make Additional Payments, listed below are all Financial Intermediaries that received Additional Payments in excess of $100 in 2011 of items such as sponsorship of meetings, education seminars, and travel and entertainment, whether or not an ongoing contractual relationship exists.



ABNB Federal Credit Union, Access Investments, Inc., Addison Avenue Federal C. U., Aegis Investments, Inc., AFA Financial Group, LLC, AIM Distributors, Inc., Allen & Company of Florida, Inc., American Century Brokerage, American Classic Securities, American Funds & Trust, Inc., American Heritage FCU, American Portfolios Financial Services, Ameritas Investment Corp., Amtrust Bank, Anchor Bank, Anderson & Strudwick, Inc., Arvest Asset Management, Ausdal Financial Partners Inc., AXA Advisors, LLC, B.C. Ziegler and Company, Bancorpsouth Bank, BancWest Investment Services, Inc., Bank of the West, Bank Securities Association, Bankers & Investors Co., Baxter Credit Union, BB&T Investment Services, Inc., BBVA Compass Investment Solutions, Beacon Federal Credit Union, Bernard Herold & Co., Inc., Bethpage Federal Credit Union, BOSC, Inc., BPU Investment Management, Inc., Brewer Financial Services, LLC, Broker Dealer Financial Svcs Corp., Bruce A. Lefavi Securities, Inc., CJM Planning Corp., Cadaret, Grant & Co., Inc.,

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Cambridge Investment Research, Inc., Cambridge Legacy Sec., LLC, Cantella & Co., Inc., Capital Analysts, Inc., Capital Financial Services Inc., Capital Guardian, LLC, Capital Investment Group, Inc., Capitol Securities Management, Inc., Cary Street Partners, LLC, CCF Investments, Inc., CCO Investment Services Corp., Centaurus Financial, Inc., Center Street Securities, Inc., Century Securities Assocs., Inc., CFD Investments, Inc., Chapin Davis, Charles Schwab & Company, Inc, Chase Investments Services, Corp., Citigroup Global Markets, Inc., City Bank, City Securities Corporation, Comerica Bank, Comerica Securities, Commerce Bank, N.A., Commerce Brokerage Services, Inc., Commonwealth Central C.U., Commonwealth Financial Network, Compass Bank, Conservative Financial Services, Inc., Consolidated Federal C.U., Coordinated Capital Securities, Inc., Cresap Inc., Crews & Associates, Inc., Crown Capital Securities, LLP, Cuna Brokerage Services, Inc., Cuso Financial Services, LLP., Cutter & Company, Inc., D.A. Davidson & Company, David A. Noyes & Company, DeWaay Financial Network LLC, Duncan-Williams, Inc., Edward Jones, Elevations Credit Union, Emerson Equity, LLC, Empire Financial Group, Inc., EPlanning Securities, Inc., Equity Services, Inc., ESB Financial, Essex Financial Services, Inc., Essex National Securities, Inc., Feltl & Company, Fidelity Investment Inst. Services, Fifth Third Bank, Fifth Third Securities, Financial Advisors of America, Financial Network Investment Corp., Financial Telesis, Inc., Fintegra LLC, First Allied Securities, First Banking Center, First Citizens Bank, First Citizens Bank & Trust Co., First Citizens Investor Services, First Citizens Securities, First Commonwealth FCU, First Financial Equity Corp., First Heartland Capital, Inc., First Interstate Bank, First Midwest Securities, First National Bank of Omaha, First Niagara Bank, First Tennessee Bank, First Tennessee Brokerage, Inc., First Western Securities, Inc., FNIC F.I.D. Div., Folger Nolan Fleming Douglas, Foothill Securities, Inc., Foresight Financial Group, Inc., Foresters Equity Services, Inc., Frost Brokerage Services Inc., Frost National Bank, FSC Securities Corporation, Fulton Bank, Geneos Wealth Management, Inc., Gilford Securities, Inc., Girard Securities, Inc., GWN Securities, Inc., H&R Block Financial Advisors, Inc., H. Beck, Inc., H. D. Vest Investment Services, Hamilton Cavanaugh & Associates, Inc., Harbour Investments, Inc., Harger and Company, Inc., Harris Investor Services, Inc., Harris Investors, Harvest Capital LLC, Heim Young & Associates, Inc., Hightower Securities LLC, Home S&L Company of Youngstown, Hornor, Townsend & Kent, Inc., HSBC Bank USA, National Association, HSBC Securities (USA) Inc., Huntington Valley Bank, Huntleigh Securities Corp., IJL Financial LLC, Independent Financial Group, LLC, Infinex Investment, Inc., ING Financial Advisors, LLC, ING Financial Partners, InterSecurities Inc., INVEST Financial Corporation, INVEST / Capital City Bank, INVEST / United Community Bank, Investacorp, Inc., Investment Center, Inc., Investment Centers of America, Investment Planners, Inc., Investment Professionals, Inc., Investors Capital Corp., Investors Security Co., Inc., J.J.B. Hilliard, W.L. Lyons LLC, J. P. Turner & Company, LLC, J.W. Cole Financial, Inc., Janney Montgomery Scott, Inc., JHS Capital Advisors, Inc., Kern Schools Federal Credit Union, KeyBank, NA, Key Investment Services, LLC., Kinecta Credit Union, KMS Financial Services, Inc., Kovack Securities, Inc., KW Securities Corporation, L.F. Financial, LLC, L.O. Thomas & Company, LaSalle Street Securities, Inc., Legacy Asset Securities, Inc., Legend Equities Corporation, Leigh Baldwin & Co., LLC, Leonard & Company, Lifemark Securities Corp., Lincoln Financial Advisors Corp., Lincoln Financial Securities, Lincoln Investment Planning, Inc., Linsco / Private Ledger / Bank Div., Lord Abbett & Co., LPL Financial Corporation, LPL Financial Services, M Griffith Investment Services, Inc., M & T Bank, M & T Securities, Inc., MB Financial Bank, NA, MetLife Securities, Inc., MFS Fund Distributors, Inc., MidAmerica Financial Services, Inc., Midwestern Securities Trading Co. LLC, MML Investor Services, Inc., Money Concepts Capital Corp., Moors & Cabot, Inc., Morgan Keegan & Co., Inc., Morgan Keegan FID Division, Morgan Stanley Smith Barney, MTL Equity Products, Inc., Multi-Financial Securities Corp., Multiple Financial Services, Inc., National Financial Services Corp., National Planning Corporation, National Securities Corp., Nationwide Planning Associates, Inc., Nationwide Securities LLC, Navy Federal Brokerage Services, NBC Financial Services, NBC Securities, Inc., Neidiger, Tucker, Bruner, Inc., New England Securities Corp., Newbridge Securities Corp., Nexity Financial Services, Inc., Next Financial Group, Inc., NFP Securities, Inc., North Ridge Securities Corp., Northwestern Mutual Inv. Services, O.N. Equity Sales Co., OFG Financial Services, Inc., Ohio National Equities, Inc., OneAmerica Securities, Inc., Oppenheimer & Co., Inc., Park Avenue Securities, LLC, Paulson Investment Company Inc., Peak Investments, Peoples Bank, Peoples Securities, Inc., Peoples United Bank, Pershing, Pinnacle Bank, PlanMember Securities Corp., Premier America Credit Union, Prime Capital Services, Inc., Prime Solutions Securities, Inc., PrimeVest Financial Services Inc., Princor Financial Service Corp., ProEquities, Inc., Professional Asset Management, Inc., Prospera Financial Services, Purshe Kaplan Sterling Investment, Putnam Investments, QA3 Financial Corp., Questar Capital Corp., Raymond James Financial Services, Inc., Raymond James & Associates Inc., Raymond James FID Division, RBC Bank, RBC Capital Markets Corp., RBC Dain FID Division, RBS Citizens, NA, Robert W. Baird & Co., Inc., Rogan & Associates, Inc., Rolan Francis & Co., Inc., Royal Alliance Associates, Inc., Sagepoint Financial, Inc., Sammons Securities Company LLC, Saxony Securities, Inc., Scott & Stringfellow, Inc., Securian Financial Services, Securities America, Inc., Securities Service Network, Inc., Security Service F.C.U., Sigma Financial Corporation, Signator Investors Inc., Signature Bank, Signature Financial Group, Inc., Signature Securities Group, SII Investments, Smith Barney, Smith Barney Bank Advisor, Smith, Brown & Groover, Inc., Sorrento Pacific Financial LLC, Southwest Securities, Inc., Sovereign Bank, Spokane Teachers C.U. Stephens, Inc., Sterne Agee & Leach, Inc., Stifel, Nicolaus & Co., Inc., Summit Bank, Summit Brokerage Services Inc., SunMark Community Bank, Sunset Financial Services, Inc., SunTrust Investment Services, Inc., Susquehanna Bank, SWBC Investment Company, Symetra Investment Services, Inc., Synergy Investment Group, Synovus Securities, TD Ameritrade, Inc., TFS Securities, Inc., The Huntington Investment Co., The Leaders Group, Inc., Thurston, Springer, Miller, Herd, Tower Bank & Trust Company, Tower Square Securities, Inc., Transamerica Financial Advisor, Triad Advisors, Inc., Trustmont Financial Group, Inc., UBS Financial Services, Inc., UCB Investment Services, Inc., UMB Financial Services, Inc., Union Bank & Trust, Union Bank of California, NA, UnionBanc Investment Services, United Bank, United Brokerage Services, Inc., United Planners Financial Services of America, US Bancorp FID, US Bancorp Investments, US Bank,

4

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NA, UVest Financial Services Group, Inc., VALIC Financial Advisors, Inc., Valmark Securities, VanDerbilt Securities, LLC, VSR Financial Services, Inc., Wachovia ISG Platform, Wall Street Financial Group, Walnut Street Securities, Inc., Webster Bank, N.A., Wedbush Morgan Securities, Inc., Wells Fargo Adv. Financial Network LLC, Wells Fargo Advisors, LLC, Wells Fargo Advisors, LLC ISG, Wells Fargo Ins. Services Inv. Adv., Wells Fargo Investments, WesBanco Securities, Inc., Wescom Financial Services, Western International Securities, WFG Investments, Inc., Williams Financial Group, Inc., Woodbury Financial Services, Inc., Woodstock Financial Group, Inc., World Equity Group, Inc., WRP Investments, Inc., and Wunderlich Securities Inc.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the later of the date of the inception of the Sub-Account or Separate Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, we use a hypothetical initial premium payment of $1,000.00 and deduct for the Total Annual Fund Operating Expenses, any Sales Charge, Separate Account Annual Expenses without any optional charge deductions and the Annual Maintenance Fee.

The formula we use to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the later of the date of inception of the underlying fund or Separate Account for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that non-standardized total return includes the impact of a minimum 1% sales charge, if applicable, and the Annual Maintenance Fee is not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula we use to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. We take a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. We then subtract an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR." Once the base period return is calculated, we then multiply it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

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Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation we use is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

6

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ACCUMULATION UNIT VALUES

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. There are two tables below reflecting the Accumulation Unit Values for Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company. The tables show all classes of Accumulation Unit Values corresponding to all combinations of optional benefits. Tables showing only the highest and lowest possible Accumulation Unit Value appear in the prospectus, which assumes you select either no optional benefits or all optional benefits.


HARTFORD LIFE INSURANCE COMPANY



SERIES II/IIR



                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.500        $13.063        $10.679        $15.357        $14.608
  Accumulation Unit Value at end of
   period                                $14.491        $14.500        $13.063        $10.679        $15.357
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,385          3,878          4,086          4,611          4,853
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.097        $11.823         $9.685        $13.955        $13.301
  Accumulation Unit Value at end of
   period                                $13.063        $13.097        $11.823         $9.685        $13.955
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                377            393            472            543            562
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.947        $11.700         $9.593        $13.836        $13.202
  Accumulation Unit Value at end of
   period                                $12.901        $12.947        $11.700         $9.593        $13.836
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,527          1,715          1,909          2,218          2,717
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.200        $11.934         $9.790        $14.127        $13.486
  Accumulation Unit Value at end of
   period                                $13.145        $13.200        $11.934         $9.790        $14.127
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,584          3,158          3,797          4,344          4,917
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.998        $11.769         $9.670        $13.974        $13.360
  Accumulation Unit Value at end of
   period                                $12.925        $12.998        $11.769         $9.670        $13.974
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,836          3,697          4,212          4,921          5,554
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.998        $11.769         $9.670        $13.974        $13.360
  Accumulation Unit Value at end of
   period                                $12.925        $12.998        $11.769         $9.670        $13.974
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,836          3,697          4,212          4,921          5,554
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.481        $11.317         $9.312        $13.478        $12.905
  Accumulation Unit Value at end of
   period                                $12.392        $12.481        $11.317         $9.312        $13.478
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,301          1,703          1,992          2,399          3,238
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.467        $11.316         $9.321              -              -
  Accumulation Unit Value at end of
   period                                $12.366        $12.467        $11.316              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                655            437            189              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.324        $11.192         $9.223        $13.369        $12.820
  Accumulation Unit Value at end of
   period                                $12.218        $12.324        $11.192         $9.223        $13.369
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,366          1,799          2,060          2,234          2,392

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.913        $11.993        $11.220        $10.120
  Accumulation Unit Value at end of
   period                                $14.608        $12.913        $11.993        $11.220
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,018          3,146          1,968            287
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.781        $10.963        $10.533              -
  Accumulation Unit Value at end of
   period                                $13.301        $11.781        $10.963              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                576            475            270              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.705        $10.903        $10.231         $9.244
  Accumulation Unit Value at end of
   period                                $13.202        $11.705        $10.903        $10.231
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,743          2,789          2,488          1,791
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.963        $11.149        $10.467         $9.460
  Accumulation Unit Value at end of
   period                                $13.486        $11.963        $11.149        $10.467
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,853          4,437          4,293          3,137
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.869        $11.078        $10.648              -
  Accumulation Unit Value at end of
   period                                $13.360        $11.869        $11.078              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,527          4,840          3,024              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.869        $11.078        $10.487              -
  Accumulation Unit Value at end of
   period                                $13.360        $11.869        $11.078              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,527          4,840          3,024              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.482        $10.733        $10.107         $9.151
  Accumulation Unit Value at end of
   period                                $12.905        $11.482        $10.733        $10.107
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,366          3,246          3,421          2,812
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.424        $10.694        $10.151              -
  Accumulation Unit Value at end of
   period                                $12.820        $11.424        $10.694              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,550          2,650          2,164              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.373        $11.265         $9.306              -              -
  Accumulation Unit Value at end of
   period                                $12.236        $12.373        $11.265              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                396            261            147              -              -
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.078         $0.973         $0.771         $1.230         $1.222
  Accumulation Unit Value at end of
   period                                 $1.054         $1.078         $0.973         $0.771         $1.230
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             16,931         18,542         20,077         21,874         21,965
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.057         $0.956         $0.758         $1.213         $1.208
  Accumulation Unit Value at end of
   period                                 $1.031         $1.057         $0.956         $0.758         $1.213
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,405          1,486          1,939          2,060          2,264
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.047         $0.948         $0.753         $1.205         $1.201
  Accumulation Unit Value at end of
   period                                 $1.020         $1.047         $0.948         $0.753         $1.205
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,376          9,486         10,780         12,482         15,599
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.042         $0.944         $0.750         $1.201         $1.198
  Accumulation Unit Value at end of
   period                                 $1.015         $1.042         $0.944         $0.750         $1.201
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             15,827         19,867         22,219         25,515         28,692
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.027         $0.932         $0.742         $1.190         $1.188
  Accumulation Unit Value at end of
   period                                 $0.999         $1.027         $0.932         $0.742         $1.190
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             16,326         19,797         22,397         24,731         26,898
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.027         $0.932         $0.742         $1.190         $1.188
  Accumulation Unit Value at end of
   period                                 $0.999         $1.027         $0.932         $0.742         $1.190
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             16,326         19,797         22,397         24,731         26,898
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.013         $0.920         $0.733         $1.178         $1.178
  Accumulation Unit Value at end of
   period                                 $0.984         $1.013         $0.920         $0.733         $1.178
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,915         10,548         13,640         15,874         22,667
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.007         $0.915         $0.731              -              -
  Accumulation Unit Value at end of
   period                                 $0.977         $1.007         $0.915              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,288          1,924          1,072              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.000         $0.910         $0.726         $1.169         $1.170
  Accumulation Unit Value at end of
   period                                 $0.970         $1.000         $0.910         $0.726         $1.169
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,958         10,460         12,090         13,235         11,387

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.055         $0.997         $0.921         $0.790
  Accumulation Unit Value at end of
   period                                 $1.222         $1.055         $0.997         $0.921
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             16,908         12,671          8,579          1,634
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.045         $0.989         $0.929              -
  Accumulation Unit Value at end of
   period                                 $1.208         $1.045         $0.989              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,164          1,821          1,222              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.040         $0.986         $0.913         $0.785
  Accumulation Unit Value at end of
   period                                 $1.201         $1.040         $0.986         $0.913
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             16,259         16,004         14,944         10,119
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.038         $0.984         $0.912         $0.784
  Accumulation Unit Value at end of
   period                                 $1.198         $1.038         $0.984         $0.912
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             32,115         30,389         28,421         20,893
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.031         $0.979         $0.919              -
  Accumulation Unit Value at end of
   period                                 $1.188         $1.031         $0.979              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             26,457         23,435         14,674              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.031         $0.979         $0.925              -
  Accumulation Unit Value at end of
   period                                 $1.188         $1.031         $0.979              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             26,457         23,435         14,674              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.024         $0.974         $0.905         $0.780
  Accumulation Unit Value at end of
   period                                 $1.178         $1.024         $0.974         $0.905
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             24,866         26,020         27,652         24,376
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.018         $0.970         $0.919              -
  Accumulation Unit Value at end of
   period                                 $1.170         $1.018         $0.970              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,568         11,082          8,662              -

8

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.979         $0.892         $0.714              -              -
  Accumulation Unit Value at end of
   period                                 $0.947         $0.979         $0.892              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,970          1,764            890              -              -
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.191        $14.465        $13.020        $14.558        $14.281
  Accumulation Unit Value at end of
   period                                $15.902        $15.191        $14.465        $13.020        $14.558
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,785          4,248          4,384          4,413          4,138
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.639        $13.967        $12.598        $14.114        $13.872
  Accumulation Unit Value at end of
   period                                $15.293        $14.639        $13.967        $12.598        $14.114
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                410            465            482            507            562
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.472        $13.822        $12.478        $13.994        $13.769
  Accumulation Unit Value at end of
   period                                $15.103        $14.472        $13.822        $12.478        $13.994
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,373          1,644          1,967          1,901          2,156
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.920        $13.302        $12.015        $13.482        $13.271
  Accumulation Unit Value at end of
   period                                $14.521        $13.920        $13.302        $12.015        $13.482
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,536          3,247          3,467          3,440          3,471
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.708        $13.119        $11.868        $13.336        $13.147
  Accumulation Unit Value at end of
   period                                $14.278        $13.708        $13.119        $11.868        $13.336
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,687          3,292          3,527          3,643          3,635
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.708        $13.119        $11.868        $13.336        $13.147
  Accumulation Unit Value at end of
   period                                $14.278        $13.708        $13.119        $11.868        $13.336
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,687          3,292          3,527          3,643          3,635
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.950        $13.370        $12.113        $13.632        $13.460
  Accumulation Unit Value at end of
   period                                $14.508        $13.950        $13.370        $12.113        $13.632
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,025          1,451          1,817          1,947          2,606
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.935        $13.369        $12.124              -              -
  Accumulation Unit Value at end of
   period                                $14.478        $13.935        $13.369              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                394            356             75              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.775        $13.222        $11.997        $13.522        $13.371
  Accumulation Unit Value at end of
   period                                $14.305        $13.775        $13.222        $11.997        $13.522
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,183          1,405          1,629          1,567          1,470

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.530        $13.499        $12.943        $12.513
  Accumulation Unit Value at end of
   period                                $14.281        $13.530        $13.499        $12.943
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,781          1,713          1,014            230
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.169        $13.166        $13.061              -
  Accumulation Unit Value at end of
   period                                $13.872        $13.169        $13.166              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                490            413            297              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.084        $13.094        $12.592        $12.195
  Accumulation Unit Value at end of
   period                                $13.769        $13.084        $13.094        $12.592
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,165          2,216          2,203          1,834
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.617        $12.633        $12.155        $11.775
  Accumulation Unit Value at end of
   period                                $13.271        $12.617        $12.633        $12.155
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,849          2,472          2,268          1,614
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.518        $12.553        $12.459              -
  Accumulation Unit Value at end of
   period                                $13.147        $12.518        $12.553              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,352          2,749          1,471              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.518        $12.553        $12.184              -
  Accumulation Unit Value at end of
   period                                $13.147        $12.518        $12.553              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,352          2,749          1,471              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.835        $12.890        $12.439        $12.072
  Accumulation Unit Value at end of
   period                                $13.460        $12.835        $12.890        $12.439
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,676          2,601          2,546          2,068
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.769        $12.843        $12.500              -
  Accumulation Unit Value at end of
   period                                $13.371        $12.769        $12.843              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,363          1,300          1,000              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.049        $12.556        $11.422              -              -
  Accumulation Unit Value at end of
   period                                $13.517        $13.049        $12.556              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                292            314            217              -              -
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.617        $12.153        $11.229        $10.999        $10.207
  Accumulation Unit Value at end of
   period                                $13.013        $12.617        $12.153        $11.229        $10.999
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,586          1,591          1,607          1,775            709
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.510        $12.074        $11.179        $10.972        $10.202
  Accumulation Unit Value at end of
   period                                $12.877        $12.510        $12.074        $11.179        $10.972
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                175            184            157            153             98
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.458        $12.035        $11.154        $10.958        $10.199
  Accumulation Unit Value at end of
   period                                $12.810        $12.458        $12.035        $11.154        $10.958
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                362            390            430            397            225
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.431        $12.016        $11.142        $10.951        $10.198
  Accumulation Unit Value at end of
   period                                $12.776        $12.431        $12.016        $11.142        $10.951
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                967          1,131          1,193          1,032            300
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.352        $11.957        $11.104        $10.931        $10.194
  Accumulation Unit Value at end of
   period                                $12.676        $12.352        $11.957        $11.104        $10.931
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,061          1,171          1,385          1,428            351
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.352        $11.957        $11.104        $10.931        $10.194
  Accumulation Unit Value at end of
   period                                $12.676        $12.352        $11.957        $11.104        $10.931
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,061          1,171          1,385          1,428            351
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.274        $11.899        $11.067        $10.911        $10.191
  Accumulation Unit Value at end of
   period                                $12.577        $12.274        $11.899        $11.067        $10.911
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                261            343            353            350            139
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.222        $11.861        $11.042              -              -
  Accumulation Unit Value at end of
   period                                $12.511        $12.222        $11.861              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                224            146             80              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.196        $11.842        $11.030        $10.890        $10.187
  Accumulation Unit Value at end of
   period                                $12.479        $12.196        $11.842        $11.030        $10.890
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                405            378            387            427            109

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.028              -              -              -
  Accumulation Unit Value at end of
   period                                $10.207              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 79              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.026              -              -              -
  Accumulation Unit Value at end of
   period                                $10.202              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.025              -              -              -
  Accumulation Unit Value at end of
   period                                $10.199              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.025              -              -              -
  Accumulation Unit Value at end of
   period                                $10.198              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.023              -              -              -
  Accumulation Unit Value at end of
   period                                $10.194              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.023              -              -              -
  Accumulation Unit Value at end of
   period                                $10.194              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.022              -              -              -
  Accumulation Unit Value at end of
   period                                $10.191              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 39              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.021              -              -              -
  Accumulation Unit Value at end of
   period                                $10.187              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 29              -              -              -

10

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.068        $11.746        $10.968              -              -
  Accumulation Unit Value at end of
   period                                $12.316        $12.068        $11.746              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                102            124             67              -              -
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.712         $9.713         $7.046        $12.140        $10.921
  Accumulation Unit Value at end of
   period                                $10.055        $10.712         $9.713         $7.046        $12.140
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,796          3,098          3,393          3,664          2,980
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.611         $9.640         $7.007        $12.097        $10.905
  Accumulation Unit Value at end of
   period                                 $9.940        $10.611         $9.640         $7.007        $12.097
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                185            185            185            172            182
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.561         $9.604         $6.988        $12.076        $10.897
  Accumulation Unit Value at end of
   period                                 $9.884        $10.561         $9.604         $6.988        $12.076
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                462            522            566            543            587
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.536         $9.586         $6.979        $12.066        $10.893
  Accumulation Unit Value at end of
   period                                 $9.855        $10.536         $9.586         $6.979        $12.066
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,758          2,202          2,372          2,477          2,033
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.461         $9.533         $6.950        $12.034        $10.881
  Accumulation Unit Value at end of
   period                                 $9.771        $10.461         $9.533         $6.950        $12.034
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,222          1,730          1,683          1,906          1,822
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.461         $9.533         $6.950        $12.034        $10.881
  Accumulation Unit Value at end of
   period                                 $9.771        $10.461         $9.533         $6.950        $12.034
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,222          1,730          1,683          1,906          1,822
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.387         $9.479         $6.922        $12.003        $10.868
  Accumulation Unit Value at end of
   period                                 $9.687        $10.387         $9.479         $6.922        $12.003
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                523            638            712            757            715
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.338         $9.444         $6.903              -              -
  Accumulation Unit Value at end of
   period                                 $9.631        $10.338         $9.444              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                169            111             40              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.313         $9.426         $6.893        $11.972        $10.856
  Accumulation Unit Value at end of
   period                                 $9.604        $10.313         $9.426         $6.893        $11.972
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                274            336            399            363            308

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.990              -              -              -
  Accumulation Unit Value at end of
   period                                $10.921              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                885              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $9.989              -              -              -
  Accumulation Unit Value at end of
   period                                $10.905              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 94              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.988              -              -              -
  Accumulation Unit Value at end of
   period                                $10.897              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                128              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.988              -              -              -
  Accumulation Unit Value at end of
   period                                $10.893              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                657              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $9.987              -              -              -
  Accumulation Unit Value at end of
   period                                $10.881              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                775              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.987              -              -              -
  Accumulation Unit Value at end of
   period                                $10.881              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                775              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.986              -              -              -
  Accumulation Unit Value at end of
   period                                $10.868              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                194              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.985              -              -              -
  Accumulation Unit Value at end of
   period                                $10.856              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                154              -              -              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.192         $9.339         $6.846              -              -
  Accumulation Unit Value at end of
   period                                 $9.467        $10.192         $9.339              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 81             94             46              -              -
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.753        $15.196        $10.823        $17.807        $15.715
  Accumulation Unit Value at end of
   period                                $15.059        $16.753        $15.196        $10.823        $17.807
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,086          1,202          1,294          1,395          1,326
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $16.607        $15.093        $10.772        $17.757        $15.703
  Accumulation Unit Value at end of
   period                                $14.898        $16.607        $15.093        $10.772        $17.757
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                103            138            168            171            191
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.417        $14.935        $10.670        $17.607        $15.585
  Accumulation Unit Value at end of
   period                                $14.713        $16.417        $14.935        $10.670        $17.607
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                388            496            600            673            778
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.747        $11.602         $8.293        $13.691        $12.126
  Accumulation Unit Value at end of
   period                                $11.418        $12.747        $11.602         $8.293        $13.691
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                968          1,158          1,568          1,461          1,640
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.552        $11.443         $8.191        $13.543        $12.013
  Accumulation Unit Value at end of
   period                                $11.227        $12.552        $11.443         $8.191        $13.543
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                848          1,159          1,358          1,452          1,625
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.552        $11.443         $8.191        $13.543        $12.013
  Accumulation Unit Value at end of
   period                                $11.227        $12.552        $11.443         $8.191        $13.543
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                848          1,159          1,358          1,452          1,625
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.825        $14.447        $10.357        $17.151        $15.235
  Accumulation Unit Value at end of
   period                                $14.133        $15.825        $14.447        $10.357        $17.151
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                318            402            504            605            768
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.808        $14.446        $10.367              -              -
  Accumulation Unit Value at end of
   period                                $14.103        $15.808        $14.446              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                149            132             38              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.626        $14.287        $10.258        $17.012        $15.135
  Accumulation Unit Value at end of
   period                                $13.934        $15.626        $14.287        $10.258        $17.012
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                266            325            381            455            463

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.227        $11.752        $10.496         $8.622
  Accumulation Unit Value at end of
   period                                $15.715        $13.227        $11.752        $10.496
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                866            594            332             46
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.243        $11.790        $10.942              -
  Accumulation Unit Value at end of
   period                                $15.703        $13.243        $11.790              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                178            147            132              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.157        $11.725        $10.504         $8.643
  Accumulation Unit Value at end of
   period                                $15.585        $13.157        $11.725        $10.504
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                822            826            707            627
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.241         $9.132         $8.184         $6.736
  Accumulation Unit Value at end of
   period                                $12.126        $10.241         $9.132         $8.184
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,283            983            757            548
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.161         $9.074         $8.425              -
  Accumulation Unit Value at end of
   period                                $12.013        $10.161         $9.074              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,378          1,049            553              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.161         $9.074         $8.260              -
  Accumulation Unit Value at end of
   period                                $12.013        $10.161         $9.074              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,378          1,049            553              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.907        $11.543        $10.376         $8.555
  Accumulation Unit Value at end of
   period                                $15.235        $12.907        $11.543        $10.376
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                781            749            664            548
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.841        $11.501        $10.499              -
  Accumulation Unit Value at end of
   period                                $15.135        $12.841        $11.501              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                421            415            348              -

12

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.948        $10.952         $7.883              -              -
  Accumulation Unit Value at end of
   period                                $10.628        $11.948        $10.952              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                119            106             88              -              -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $21.073        $17.449        $10.965        $23.912        $19.960
  Accumulation Unit Value at end of
   period                                $16.810        $21.073        $17.449        $10.965        $23.912
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                699            839            944            906            902
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $21.995        $18.248        $11.490        $25.108        $21.000
  Accumulation Unit Value at end of
   period                                $17.510        $21.995        $18.248        $11.490        $25.108
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 74            109            125            137            156
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $21.743        $18.057        $11.381        $24.896        $20.843
  Accumulation Unit Value at end of
   period                                $17.293        $21.743        $18.057        $11.381        $24.896
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                222            277            301            326            406
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.060        $13.344         $8.415        $18.415        $15.426
  Accumulation Unit Value at end of
   period                                $12.766        $16.060        $13.344         $8.415        $18.415
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                557            801            935            936          1,128
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.815        $13.160         $8.311        $18.216        $15.282
  Accumulation Unit Value at end of
   period                                $12.552        $15.815        $13.160         $8.311        $18.216
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                709            987          1,095          1,093          1,367
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.815        $13.160         $8.311        $18.216        $15.282
  Accumulation Unit Value at end of
   period                                $12.552        $15.815        $13.160         $8.311        $18.216
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                709            987          1,095          1,093          1,367
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.959        $17.467        $11.048        $24.251        $20.375
  Accumulation Unit Value at end of
   period                                $16.611        $20.959        $17.467        $11.048        $24.251
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                228            318            372            437            572
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.937        $17.466        $11.058              -              -
  Accumulation Unit Value at end of
   period                                $16.576        $20.937        $17.466              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                112             92             15              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.696        $17.274        $10.942        $24.055        $20.241
  Accumulation Unit Value at end of
   period                                $16.378        $20.696        $17.274        $10.942        $24.055
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                280            352            404            413            414

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.308        $13.187        $11.057         $8.281
  Accumulation Unit Value at end of
   period                                $19.960        $16.308        $13.187        $11.057
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                659            408            233             47
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $17.193        $13.930        $12.513              -
  Accumulation Unit Value at end of
   period                                $21.000        $17.193        $13.930              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                147            119            102              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.081        $13.853        $11.651         $8.741
  Accumulation Unit Value at end of
   period                                $20.843        $17.081        $13.853        $11.651
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                460            441            371            304
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.648        $10.263         $8.636         $6.481
  Accumulation Unit Value at end of
   period                                $15.426        $12.648        $10.263         $8.636
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                878            791            646            397
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.549        $10.198         $9.165              -
  Accumulation Unit Value at end of
   period                                $15.282        $12.549        $10.198              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,285            987            519              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.549        $10.198         $8.946              -
  Accumulation Unit Value at end of
   period                                $15.282        $12.549        $10.198              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,285            987            519              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.756        $13.637        $11.509         $8.652
  Accumulation Unit Value at end of
   period                                $20.375        $16.756        $13.637        $11.509
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                590            559            576            426
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.671        $13.588        $11.953              -
  Accumulation Unit Value at end of
   period                                $20.241        $16.671        $13.588              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                418            454            297              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.054        $12.596         $7.999              -              -
  Accumulation Unit Value at end of
   period                                $11.883        $15.054        $12.596              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 98             79             57              -              -
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.757        $12.603         $9.163        $16.576        $14.955
  Accumulation Unit Value at end of
   period                                $13.936        $14.757        $12.603         $9.163        $16.576
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,178         11,618         12,649         13,570         12,565
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.986        $11.968         $8.719        $15.805        $14.287
  Accumulation Unit Value at end of
   period                                $13.181        $13.986        $11.968         $8.719        $15.805
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,101          1,283          1,404          1,559          1,680
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.826        $11.843         $8.636        $15.671        $14.181
  Accumulation Unit Value at end of
   period                                $13.018        $13.826        $11.843         $8.636        $15.671
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,124          3,760          4,365          4,925          5,517
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.617         $8.242         $6.013        $10.917         $9.884
  Accumulation Unit Value at end of
   period                                 $9.051         $9.617         $8.242         $6.013        $10.917
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,902         11,826         13,714         14,724         15,115
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $9.470         $8.129         $5.939        $10.799         $9.792
  Accumulation Unit Value at end of
   period                                 $8.899         $9.470         $8.129         $5.939        $10.799
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             12,632         15,861         18,336         20,076         20,944
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.470         $8.129         $5.939        $10.799         $9.792
  Accumulation Unit Value at end of
   period                                 $8.899         $9.470         $8.129         $5.939        $10.799
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             12,632         15,861         18,336         20,076         20,944
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.327        $11.456         $8.383        $15.265        $13.862
  Accumulation Unit Value at end of
   period                                $12.504        $13.327        $11.456         $8.383        $15.265
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,822          3,820          5,053          5,932          7,520
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.313        $11.455         $8.391              -              -
  Accumulation Unit Value at end of
   period                                $12.478        $13.313        $11.455              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,152            873            369              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.160        $11.329         $8.303        $15.142        $13.770
  Accumulation Unit Value at end of
   period                                $12.329        $13.160        $11.329         $8.303        $15.142
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,082          3,843          4,527          4,849          4,458

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.753        $11.997        $10.810         $9.337
  Accumulation Unit Value at end of
   period                                $14.955        $13.753        $11.997        $10.810
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,039          4,469          2,660            601
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.165        $11.508        $10.639              -
  Accumulation Unit Value at end of
   period                                $14.287        $13.165        $11.508              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,631          1,291            882              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.080        $11.445        $10.342         $8.949
  Accumulation Unit Value at end of
   period                                $14.181        $13.080        $11.445        $10.342
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,731          5,724          5,624          4,619
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.121         $7.985         $7.219         $6.248
  Accumulation Unit Value at end of
   period                                 $9.884         $9.121         $7.985         $7.219
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             13,065         10,794         10,297          7,289
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $9.050         $7.934         $7.338              -
  Accumulation Unit Value at end of
   period                                 $9.792         $9.050         $7.934              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             19,287         15,190          8,603              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.050         $7.934         $7.361              -
  Accumulation Unit Value at end of
   period                                 $9.792         $9.050         $7.934              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             19,287         15,190          8,603              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.831        $11.266        $10.217         $8.858
  Accumulation Unit Value at end of
   period                                $13.862        $12.831        $11.266        $10.217
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,035          8,338          8,451          7,382
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.765        $11.225        $10.443              -
  Accumulation Unit Value at end of
   period                                $13.770        $12.765        $11.225              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,490          4,456          3,122              -

14

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.015         $7.780         $5.716              -              -
  Accumulation Unit Value at end of
   period                                 $8.424         $9.015         $7.780              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,143          1,099            522              -              -
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.194        $12.911         $9.971        $16.262        $15.692
  Accumulation Unit Value at end of
   period                                $13.747        $14.194        $12.911         $9.971        $16.262
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,685         10,835         11,645         12,552         11,554
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.431        $11.330         $8.768        $14.328        $13.853
  Accumulation Unit Value at end of
   period                                $12.015        $12.431        $11.330         $8.768        $14.328
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,150          1,335          1,491          1,676          1,818
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.289        $11.212         $8.685        $14.207        $13.750
  Accumulation Unit Value at end of
   period                                $11.866        $12.289        $11.212         $8.685        $14.207
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,189          3,772          4,420          5,153          5,872
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.423        $11.340         $8.789        $14.384        $13.928
  Accumulation Unit Value at end of
   period                                $11.990        $12.423        $11.340         $8.789        $14.384
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,874          7,413          8,699          9,818          9,920
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.233        $11.184         $8.681        $14.228        $13.798
  Accumulation Unit Value at end of
   period                                $11.789        $12.233        $11.184         $8.681        $14.228
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,049         11,477         13,369         14,914         15,663
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.233        $11.184         $8.681        $14.228        $13.798
  Accumulation Unit Value at end of
   period                                $11.789        $12.233        $11.184         $8.681        $14.228
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,049         11,477         13,369         14,914         15,663
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.845        $10.845         $8.431        $13.839        $13.441
  Accumulation Unit Value at end of
   period                                $11.398        $11.845        $10.845         $8.431        $13.839
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,811          3,730          4,797          5,655          7,054
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.833        $10.844         $8.438              -              -
  Accumulation Unit Value at end of
   period                                $11.374        $11.833        $10.844              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,235            841            345              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.697        $10.725         $8.350        $13.727        $13.352
  Accumulation Unit Value at end of
   period                                $11.238        $11.697        $10.725         $8.350        $13.727
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,183          3,950          4,642          5,166          4,830

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.806        $13.223        $12.143        $10.422
  Accumulation Unit Value at end of
   period                                $15.692        $13.806        $13.223        $12.143
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,464          4,415          2,440            441
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.213        $11.720        $10.993              -
  Accumulation Unit Value at end of
   period                                $13.853        $12.213        $11.720              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,743          1,396            815              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.134        $11.656        $10.736         $9.231
  Accumulation Unit Value at end of
   period                                $13.750        $12.134        $11.656        $10.736
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,112          6,117          6,094          4,994
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.297        $11.819        $10.891         $9.367
  Accumulation Unit Value at end of
   period                                $13.928        $12.297        $11.819        $10.891
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,055          7,412          6,810          4,917
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.201        $11.744        $11.021              -
  Accumulation Unit Value at end of
   period                                $13.798        $12.201        $11.744              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             14,817         11,884          6,349              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.201        $11.744        $11.065              -
  Accumulation Unit Value at end of
   period                                $13.798        $12.201        $11.744              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             14,817         11,884          6,349              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.903        $11.474        $10.605         $9.137
  Accumulation Unit Value at end of
   period                                $13.441        $11.903        $11.474        $10.605
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,548          7,581          7,823          6,950
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.842        $11.432        $10.801              -
  Accumulation Unit Value at end of
   period                                $13.352        $11.842        $11.432              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,880          4,875          3,306              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.645        $10.704         $8.354              -              -
  Accumulation Unit Value at end of
   period                                $11.160        $11.645        $10.704              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                744            652            280              -              -
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.734        $14.872        $10.536        $18.452        $15.583
  Accumulation Unit Value at end of
   period                                $13.355        $15.734        $14.872        $10.536        $18.452
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,099          3,461          3,640          4,004          3,850
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $16.285        $15.423        $10.949        $19.213        $16.258
  Accumulation Unit Value at end of
   period                                $13.795        $16.285        $15.423        $10.949        $19.213
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                328            404            446            492            561
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.099        $15.262        $10.845        $19.051        $16.137
  Accumulation Unit Value at end of
   period                                $13.624        $16.099        $15.262        $10.845        $19.051
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                906          1,041          1,188          1,432          1,686
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.276        $11.644         $8.278        $14.549        $12.330
  Accumulation Unit Value at end of
   period                                $10.384        $12.276        $11.644         $8.278        $14.549
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,819          2,259          2,607          2,972          3,116
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.089        $11.484         $8.177        $14.392        $12.215
  Accumulation Unit Value at end of
   period                                $10.210        $12.089        $11.484         $8.177        $14.392
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,853          3,509          4,096          4,688          4,961
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.089        $11.484         $8.177        $14.392        $12.215
  Accumulation Unit Value at end of
   period                                $10.210        $12.089        $11.484         $8.177        $14.392
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,853          3,509          4,096          4,688          4,961
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.518        $14.764        $10.527        $18.558        $15.774
  Accumulation Unit Value at end of
   period                                $13.086        $15.518        $14.764        $10.527        $18.558
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                640            810            993          1,152          1,535
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.501        $14.762        $10.537              -              -
  Accumulation Unit Value at end of
   period                                $13.059        $15.501        $14.762              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                329            252             97              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.324        $14.600        $10.426        $18.408        $15.670
  Accumulation Unit Value at end of
   period                                $12.903        $15.324        $14.600        $10.426        $18.408
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                793            937          1,086          1,243          1,204

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.275        $11.074         $9.407         $7.437
  Accumulation Unit Value at end of
   period                                $15.583        $13.275        $11.074         $9.407
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,766          1,497            776             81
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.878        $11.600        $10.613              -
  Accumulation Unit Value at end of
   period                                $16.258        $13.878        $11.600              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                583            391            187              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.788        $11.537         $9.830         $7.784
  Accumulation Unit Value at end of
   period                                $16.137        $13.788        $11.537         $9.830
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,740          1,599          1,433            992
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.541         $8.824         $7.522         $5.958
  Accumulation Unit Value at end of
   period                                $12.330        $10.541         $8.824         $7.522
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,588          1,626          1,290            696
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.458         $8.768         $8.026              -
  Accumulation Unit Value at end of
   period                                $12.215        $10.458         $8.768              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,877          3,697          2,068              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.458         $8.768         $7.636              -
  Accumulation Unit Value at end of
   period                                $12.215        $10.458         $8.768              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,877          3,697          2,068              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.526        $11.357         $9.710         $7.705
  Accumulation Unit Value at end of
   period                                $15.774        $13.526        $11.357         $9.710
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,665          1,539          1,361          1,040
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.457        $11.316         $9.882              -
  Accumulation Unit Value at end of
   period                                $15.670        $13.457        $11.316              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,268          1,086            825              -

16

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.508        $10.992         $7.869              -              -
  Accumulation Unit Value at end of
   period                                 $9.665        $11.508        $10.992              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                216            182            109              -              -
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $29.687        $25.527        $17.290        $30.412        $23.315
  Accumulation Unit Value at end of
   period                                $25.204        $29.687        $25.527        $17.290        $30.412
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                639            775            776            787            775
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $27.573        $23.757        $16.122        $28.416        $21.829
  Accumulation Unit Value at end of
   period                                $23.362        $27.573        $23.757        $16.122        $28.416
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 68             90             93            101            118
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $27.257        $23.509        $15.970        $28.176        $21.665
  Accumulation Unit Value at end of
   period                                $23.071        $27.257        $23.509        $15.970        $28.176
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                186            220            237            236            288
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $25.694        $22.171        $15.069        $26.599        $20.464
  Accumulation Unit Value at end of
   period                                $21.737        $25.694        $22.171        $15.069        $26.599
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                507            699            716            754            755
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $25.302        $21.866        $14.884        $26.312        $20.273
  Accumulation Unit Value at end of
   period                                $21.374        $25.302        $21.866        $14.884        $26.312
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                552            766            800            772            919
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $25.302        $21.866        $14.884        $26.312        $20.273
  Accumulation Unit Value at end of
   period                                $21.374        $25.302        $21.866        $14.884        $26.312
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                552            766            800            772            919
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $26.275        $22.740        $15.502        $27.447        $21.179
  Accumulation Unit Value at end of
   period                                $22.162        $26.275        $22.740        $15.502        $27.447
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                215            303            333            389            458
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $26.246        $22.739        $15.517              -              -
  Accumulation Unit Value at end of
   period                                $22.116        $26.246        $22.739              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                100             88             32              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $25.945        $22.489        $15.354        $27.225        $21.039
  Accumulation Unit Value at end of
   period                                $21.851        $25.945        $22.489        $15.354        $27.225
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                195            239            249            261            218

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.823        $14.962        $12.766        $10.155
  Accumulation Unit Value at end of
   period                                $23.315        $17.823        $14.962        $12.766
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                471            278            198             41
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $16.720        $14.064        $12.790              -
  Accumulation Unit Value at end of
   period                                $21.829        $16.720        $14.064              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 97             80             86              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.611        $13.987        $11.970         $9.538
  Accumulation Unit Value at end of
   period                                $21.665        $16.611        $13.987        $11.970
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                256            198            172            129
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.698        $13.224        $11.323         $9.025
  Accumulation Unit Value at end of
   period                                $20.464        $15.698        $13.224        $11.323
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                551            329            225            139
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.575        $13.140        $11.956              -
  Accumulation Unit Value at end of
   period                                $20.273        $15.575        $13.140              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                700            414            144              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.575        $13.140        $11.430              -
  Accumulation Unit Value at end of
   period                                $20.273        $15.575        $13.140              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                700            414            144              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.295        $13.769        $11.824         $9.442
  Accumulation Unit Value at end of
   period                                $21.179        $16.295        $13.769        $11.824
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                413            334            270            221
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.212        $13.719        $11.966              -
  Accumulation Unit Value at end of
   period                                $21.039        $16.212        $13.719              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                172            155             83              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $24.085        $20.929        $14.324              -              -
  Accumulation Unit Value at end of
   period                                $20.234        $24.085        $20.929              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 68             70             32              -              -
FRANKLIN FLEX CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.775        $10.272         $7.830        $12.269        $10.878
  Accumulation Unit Value at end of
   period                                $11.059        $11.775        $10.272         $7.830        $12.269
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                415            435            457            476            461
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.639        $10.173         $7.770        $12.200        $10.838
  Accumulation Unit Value at end of
   period                                $10.909        $11.639        $10.173         $7.770        $12.200
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 36             45             43             45             49
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.571        $10.124         $7.740        $12.165        $10.818
  Accumulation Unit Value at end of
   period                                $10.835        $11.571        $10.124         $7.740        $12.165
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 75             83             83             77            148
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.537        $10.099         $7.725        $12.148        $10.808
  Accumulation Unit Value at end of
   period                                $10.798        $11.537        $10.099         $7.725        $12.148
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                231            309            341            323            284
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.437        $10.026         $7.681        $12.096        $10.778
  Accumulation Unit Value at end of
   period                                $10.688        $11.437        $10.026         $7.681        $12.096
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                361            395            433            459            394
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.437        $10.026         $7.681        $12.096        $10.778
  Accumulation Unit Value at end of
   period                                $10.688        $11.437        $10.026         $7.681        $12.096
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                361            395            433            459            394
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.337         $9.954         $7.637        $12.045        $10.749
  Accumulation Unit Value at end of
   period                                $10.578        $11.337         $9.954         $7.637        $12.045
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 48            111            123            103             64
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.271         $9.906         $7.608              -              -
  Accumulation Unit Value at end of
   period                                $10.506        $11.271         $9.906              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24              7              2              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.238         $9.882         $7.593        $11.994        $10.719
  Accumulation Unit Value at end of
   period                                $10.470        $11.238         $9.882         $7.593        $11.994
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 68            136            137            125             99

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
FRANKLIN FLEX CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.480         $9.408              -              -
  Accumulation Unit Value at end of
   period                                $10.878        $10.480              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                313             95              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.463         $9.405              -              -
  Accumulation Unit Value at end of
   period                                $10.838        $10.463              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 43             21              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.454         $9.404              -              -
  Accumulation Unit Value at end of
   period                                $10.818        $10.454              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 80             12              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.450         $9.403              -              -
  Accumulation Unit Value at end of
   period                                $10.808        $10.450              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                174             47              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.437         $9.400              -              -
  Accumulation Unit Value at end of
   period                                $10.778        $10.437              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                360            229              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.437         $9.400              -              -
  Accumulation Unit Value at end of
   period                                $10.778        $10.437              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                360            229              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.424         $9.398              -              -
  Accumulation Unit Value at end of
   period                                $10.749        $10.424              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 37             16              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.411         $9.396              -              -
  Accumulation Unit Value at end of
   period                                $10.719        $10.411              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 82             30              -              -

18

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.075         $9.763         $7.521              -              -
  Accumulation Unit Value at end of
   period                                $10.293        $11.075         $9.763              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             12              5              -              -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.683        $15.008        $11.218        $16.165        $15.791
  Accumulation Unit Value at end of
   period                                $16.852        $16.683        $15.008        $11.218        $16.165
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             14,851         16,884         18,493         20,312         20,982
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $16.388        $14.772        $11.064        $15.975        $15.637
  Accumulation Unit Value at end of
   period                                $16.521        $16.388        $14.772        $11.064        $15.975
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,307          1,497          1,625          1,794          2,079
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.247        $14.659        $10.991        $15.884        $15.564
  Accumulation Unit Value at end of
   period                                $16.362        $16.247        $14.659        $10.991        $15.884
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,433          2,701          3,032          3,312          3,803
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.176        $14.603        $10.954        $15.839        $15.528
  Accumulation Unit Value at end of
   period                                $16.283        $16.176        $14.603        $10.954        $15.839
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,377          8,173          9,604         10,448         11,435
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.967        $14.436        $10.845        $15.705        $15.419
  Accumulation Unit Value at end of
   period                                $16.048        $15.967        $14.436        $10.845        $15.705
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             11,817         14,612         16,478         18,582         21,166
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.967        $14.436        $10.845        $15.705        $15.419
  Accumulation Unit Value at end of
   period                                $16.048        $15.967        $14.436        $10.845        $15.705
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             11,817         14,612         16,478         18,582         21,166
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.761        $14.271        $10.737        $15.572        $15.312
  Accumulation Unit Value at end of
   period                                $15.817        $15.761        $14.271        $10.737        $15.572
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,907          2,351          2,825          3,279          3,744
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.639        $14.174        $10.675              -              -
  Accumulation Unit Value at end of
   period                                $15.679        $15.639        $14.174              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,019            596            221              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.563        $14.113        $10.634        $15.446        $15.211
  Accumulation Unit Value at end of
   period                                $15.595        $15.563        $14.113        $10.634        $15.446
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,942          2,313          2,695          2,861          3,505

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.537        $13.504        $12.022        $10.500
  Accumulation Unit Value at end of
   period                                $15.791        $13.537        $13.504        $12.022
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             13,732          8,121          3,878            619
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.431        $13.426        $12.764              -
  Accumulation Unit Value at end of
   period                                $15.637        $13.431        $13.426              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,796          1,173             84              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.382        $13.390        $11.956        $10.461
  Accumulation Unit Value at end of
   period                                $15.564        $13.382        $13.390        $11.956
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,930          2,223          1,574            689
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.357        $13.372        $11.946        $10.455
  Accumulation Unit Value at end of
   period                                $15.528        $13.357        $13.372        $11.946
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,315          5,994          5,196          3,367
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.284        $13.318        $12.668              -
  Accumulation Unit Value at end of
   period                                $15.419        $13.284        $13.318              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             19,327         15,603          7,079              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.284        $13.318        $12.065              -
  Accumulation Unit Value at end of
   period                                $15.419        $13.284        $13.318              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             19,327         15,603          7,079              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.211        $13.265        $11.886        $10.421
  Accumulation Unit Value at end of
   period                                $15.312        $13.211        $13.265        $11.886
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,456          3,030          2,790          2,172
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.144        $13.217        $12.007              -
  Accumulation Unit Value at end of
   period                                $15.211        $13.144        $13.217              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,535          3,423          1,995              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.237        $13.852        $10.464              -              -
  Accumulation Unit Value at end of
   period                                $15.231        $15.237        $13.852              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                397            321            211              -              -
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.510        $10.455         $8.169        $12.646        $12.066
  Accumulation Unit Value at end of
   period                                $11.185        $11.510        $10.455         $8.169        $12.646
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                785            904            945          1,035          1,112
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.307        $10.291         $8.056        $12.497        $11.948
  Accumulation Unit Value at end of
   period                                $10.965        $11.307        $10.291         $8.056        $12.497
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                130            138            135            139            152
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.209        $10.212         $8.003        $12.427        $11.893
  Accumulation Unit Value at end of
   period                                $10.860        $11.209        $10.212         $8.003        $12.427
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                210            239            318            375            401
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.161        $10.173         $7.976        $12.392        $11.865
  Accumulation Unit Value at end of
   period                                $10.807        $11.161        $10.173         $7.976        $12.392
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                508            692            812            901            996
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.016        $10.057         $7.897        $12.287        $11.782
  Accumulation Unit Value at end of
   period                                $10.651        $11.016        $10.057         $7.897        $12.287
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                808          1,083          1,284          1,411          1,629
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.016        $10.057         $7.897        $12.287        $11.782
  Accumulation Unit Value at end of
   period                                $10.651        $11.016        $10.057         $7.897        $12.287
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                808          1,083          1,284          1,411          1,629
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.874         $9.941         $7.818        $12.183        $11.700
  Accumulation Unit Value at end of
   period                                $10.498        $10.874         $9.941         $7.818        $12.183
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                212            301            332            412            600
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.790         $9.874         $7.773              -              -
  Accumulation Unit Value at end of
   period                                $10.406        $10.790         $9.874              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                177            140             62              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.738         $9.831         $7.743        $12.084        $11.622
  Accumulation Unit Value at end of
   period                                $10.351        $10.738         $9.831         $7.743        $12.084
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                357            441            534            608            651

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.029        $11.061        $10.388         $9.177
  Accumulation Unit Value at end of
   period                                $12.066        $11.029        $11.061        $10.388
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                895            541            294             49
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.942        $10.997        $10.300              -
  Accumulation Unit Value at end of
   period                                $11.948        $10.942        $10.997              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                140             88             15              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.902        $10.968        $10.331         $9.142
  Accumulation Unit Value at end of
   period                                $11.893        $10.902        $10.968        $10.331
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                361            305            205             37
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.882        $10.953        $10.322         $9.137
  Accumulation Unit Value at end of
   period                                $11.865        $10.882        $10.953        $10.322
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                826            540            413            221
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.823        $10.909        $10.223              -
  Accumulation Unit Value at end of
   period                                $11.782        $10.823        $10.909              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,614          1,355            722              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.823        $10.909        $10.481              -
  Accumulation Unit Value at end of
   period                                $11.782        $10.823        $10.909              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,614          1,355            722              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.763        $10.866        $10.270         $9.107
  Accumulation Unit Value at end of
   period                                $11.700        $10.763        $10.866        $10.270
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                477            410            352            236
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.708        $10.826        $10.430              -
  Accumulation Unit Value at end of
   period                                $11.622        $10.708        $10.826              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                616            607            426              -

20

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.513         $9.649         $7.619              -              -
  Accumulation Unit Value at end of
   period                                $10.109        $10.513         $9.649              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 95             69             28              -              -
FRANKLIN LARGE CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.492         $9.306         $7.441        $11.634        $11.824
  Accumulation Unit Value at end of
   period                                 $9.806        $10.492         $9.306         $7.441        $11.634
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                249            245            252            200            170
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.370         $9.217         $7.385        $11.569        $11.780
  Accumulation Unit Value at end of
   period                                 $9.673        $10.370         $9.217         $7.385        $11.569
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32             33             37             25             18
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.310         $9.172         $7.356        $11.536        $11.759
  Accumulation Unit Value at end of
   period                                 $9.607        $10.310         $9.172         $7.356        $11.536
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 50             46             50             61             75
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.280         $9.150         $7.342        $11.520        $11.748
  Accumulation Unit Value at end of
   period                                 $9.574        $10.280         $9.150         $7.342        $11.520
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                145            162            176            173            166
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.190         $9.084         $7.300        $11.471        $11.716
  Accumulation Unit Value at end of
   period                                 $9.476        $10.190         $9.084         $7.300        $11.471
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                101            101            112            118            111
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.190         $9.084         $7.300        $11.471        $11.716
  Accumulation Unit Value at end of
   period                                 $9.476        $10.190         $9.084         $7.300        $11.471
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                101            101            112            118            111
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.101         $9.018         $7.258        $11.422        $11.683
  Accumulation Unit Value at end of
   period                                 $9.380        $10.101         $9.018         $7.258        $11.422
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 36             42             44             36             36
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.042         $8.975         $7.230              -              -
  Accumulation Unit Value at end of
   period                                 $9.316        $10.042         $8.975              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5             64             61              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.013         $8.953         $7.216        $11.374        $11.651
  Accumulation Unit Value at end of
   period                                 $9.284        $10.013         $8.953         $7.216        $11.374
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             24             25             22             31

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
FRANKLIN LARGE CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.315         $9.708              -              -
  Accumulation Unit Value at end of
   period                                $11.824        $10.315              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 93              9              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.297         $9.704              -              -
  Accumulation Unit Value at end of
   period                                $11.780        $10.297              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16              7              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.289         $9.703              -              -
  Accumulation Unit Value at end of
   period                                $11.759        $10.289              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 67             14              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.284         $9.702              -              -
  Accumulation Unit Value at end of
   period                                $11.748        $10.284              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                119             16              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.272         $9.699              -              -
  Accumulation Unit Value at end of
   period                                $11.716        $10.272              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                135             62              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.272         $9.699              -              -
  Accumulation Unit Value at end of
   period                                $11.716        $10.272              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                135             62              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.259         $9.697              -              -
  Accumulation Unit Value at end of
   period                                $11.683        $10.259              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17              6              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.246         $9.695              -              -
  Accumulation Unit Value at end of
   period                                $11.651        $10.246              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16              5              -              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.868         $8.845         $7.148              -              -
  Accumulation Unit Value at end of
   period                                 $9.127         $9.868         $8.845              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              7              -              -              -
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.870        $12.493        $10.791        $15.004        $15.628
  Accumulation Unit Value at end of
   period                                $15.551        $14.870        $12.493        $10.791        $15.004
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,929          6,501          6,852          7,607          7,350
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.644        $12.327        $10.669        $14.865        $15.514
  Accumulation Unit Value at end of
   period                                $15.283        $14.644        $12.327        $10.669        $14.865
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                451            500            511            549            587
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.532        $12.245        $10.609        $14.795        $15.457
  Accumulation Unit Value at end of
   period                                $15.151        $14.532        $12.245        $10.609        $14.795
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,045          1,144          1,175          1,316          1,588
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.476        $12.205        $10.579        $14.761        $15.429
  Accumulation Unit Value at end of
   period                                $15.086        $14.476        $12.205        $10.579        $14.761
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,505          2,989          3,241          3,550          3,700
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.311        $12.083        $10.489        $14.658        $15.344
  Accumulation Unit Value at end of
   period                                $14.891        $14.311        $12.083        $10.489        $14.658
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,079          4,961          5,092          5,608          6,349
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.311        $12.083        $10.489        $14.658        $15.344
  Accumulation Unit Value at end of
   period                                $14.891        $14.311        $12.083        $10.489        $14.658
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,079          4,961          5,092          5,608          6,349
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.147        $11.963        $10.401        $14.555        $15.260
  Accumulation Unit Value at end of
   period                                $14.698        $14.147        $11.963        $10.401        $14.555
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                764            863            992          1,121          1,328
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.039        $11.883        $10.342              -              -
  Accumulation Unit Value at end of
   period                                $14.571        $14.039        $11.883              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                370            196             44              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.985        $11.844        $10.312        $14.454        $15.176
  Accumulation Unit Value at end of
   period                                $14.508        $13.985        $11.844        $10.312        $14.454
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                856          1,018          1,073          1,162          1,354

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.525        $13.254        $12.103        $10.476
  Accumulation Unit Value at end of
   period                                $15.628        $13.525        $13.254        $12.103
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,260          2,034            964            112
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.453        $13.210        $12.344              -
  Accumulation Unit Value at end of
   period                                $15.514        $13.453        $13.210              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                529            270             17              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.417        $13.188        $12.079        $10.473
  Accumulation Unit Value at end of
   period                                $15.457        $13.417        $13.188        $12.079
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,250            888            667            129
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.399        $13.177        $12.075        $10.473
  Accumulation Unit Value at end of
   period                                $15.429        $13.399        $13.177        $12.075
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,461          1,392          1,223            683
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.345        $13.144        $12.288              -
  Accumulation Unit Value at end of
   period                                $15.344        $13.345        $13.144              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,845          4,251          1,935              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.345        $13.144        $12.202              -
  Accumulation Unit Value at end of
   period                                $15.344        $13.345        $13.144              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,845          4,251          1,935              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.292        $13.111        $12.051        $10.470
  Accumulation Unit Value at end of
   period                                $15.260        $13.292        $13.111        $12.051
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,149            873            766            378
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.239        $13.078        $12.174              -
  Accumulation Unit Value at end of
   period                                $15.176        $13.239        $13.078              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,395          1,322            829              -

22

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.719        $11.648        $10.167              -              -
  Accumulation Unit Value at end of
   period                                $14.197        $13.719        $11.648              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                164            125             28              -              -
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.857         $7.792         $6.115         $9.253         $9.254
  Accumulation Unit Value at end of
   period                                 $9.359         $9.857         $7.792         $6.115         $9.253
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                243            254            148             70              3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $9.793         $7.756         $6.099         $9.248         $9.251
  Accumulation Unit Value at end of
   period                                 $9.279         $9.793         $7.756         $6.099         $9.248
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 39             38             25             12              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.761         $7.739         $6.091         $9.246         $9.250
  Accumulation Unit Value at end of
   period                                 $9.240         $9.761         $7.739         $6.091         $9.246
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 81             75             47             58              3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.745         $7.730         $6.088         $9.244         $9.249
  Accumulation Unit Value at end of
   period                                 $9.220         $9.745         $7.730         $6.088         $9.244
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                155            178            123             99              8
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $9.697         $7.703         $6.076         $9.240         $9.247
  Accumulation Unit Value at end of
   period                                 $9.161         $9.697         $7.703         $6.076         $9.240
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                231            289            278            163              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.697         $7.703         $6.076         $9.240         $9.247
  Accumulation Unit Value at end of
   period                                 $9.161         $9.697         $7.703         $6.076         $9.240
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                231            289            278            163              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.649         $7.677         $6.064         $9.237         $9.245
  Accumulation Unit Value at end of
   period                                 $9.102         $9.649         $7.677         $6.064         $9.237
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                113             82             80             99              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.617         $7.660         $6.056              -              -
  Accumulation Unit Value at end of
   period                                 $9.063         $9.617         $7.660              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26             60             29              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.602         $7.651         $6.053         $9.233         $9.243
  Accumulation Unit Value at end of
   period                                 $9.044         $9.602         $7.651         $6.053         $9.233
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                105            121             81             61              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.523         $7.607         $6.033              -              -
  Accumulation Unit Value at end of
   period                                 $8.948         $9.523         $7.607              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25             15              6              -              -
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.374        $11.415         $8.059        $14.205        $12.943
  Accumulation Unit Value at end of
   period                                $13.496        $14.374        $11.415         $8.059        $14.205
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                985          1,110          1,151          1,141            969
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.768        $11.752         $8.313        $14.683        $13.406
  Accumulation Unit Value at end of
   period                                $13.838        $14.768        $11.752         $8.313        $14.683
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 81             86             88            108            105
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.599        $11.629         $8.235        $14.559        $13.305
  Accumulation Unit Value at end of
   period                                $13.666        $14.599        $11.629         $8.235        $14.559
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                343            455            549            614            687
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.452         $6.736         $4.772         $8.441         $7.718
  Accumulation Unit Value at end of
   period                                 $7.908         $8.452         $6.736         $4.772         $8.441
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,290          1,653          2,014          2,069          2,126
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $8.323         $6.643         $4.713         $8.350         $7.646
  Accumulation Unit Value at end of
   period                                 $7.776         $8.323         $6.643         $4.713         $8.350
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,339          1,856          1,759          1,683          1,648
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.323         $6.643         $4.713         $8.350         $7.646
  Accumulation Unit Value at end of
   period                                 $7.776         $8.323         $6.643         $4.713         $8.350
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,339          1,856          1,759          1,683          1,648
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.073        $11.249         $7.993        $14.182        $13.006
  Accumulation Unit Value at end of
   period                                $13.127        $14.073        $11.249         $7.993        $14.182
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                388            480            691            830            995
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.058        $11.248         $8.001              -              -
  Accumulation Unit Value at end of
   period                                $13.100        $14.058        $11.248              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                140             98             40              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.896        $11.125         $7.917        $14.067        $12.920
  Accumulation Unit Value at end of
   period                                $12.943        $13.896        $11.125         $7.917        $14.067
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                384            458            573            582            518

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.070        $11.675        $10.616         $8.778
  Accumulation Unit Value at end of
   period                                $12.943        $12.070        $11.675        $10.616
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                591            360            261             96
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.526        $12.141        $11.282              -
  Accumulation Unit Value at end of
   period                                $13.406        $12.526        $12.141              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                116            158            122              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.445        $12.074        $11.011         $9.121
  Accumulation Unit Value at end of
   period                                $13.305        $12.445        $12.074        $11.011
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                707            709            788            651
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.223         $7.011         $6.397         $5.300
  Accumulation Unit Value at end of
   period                                 $7.718         $7.223         $7.011         $6.397
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,907          1,828          1,804          1,290
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $7.166         $6.966         $6.477              -
  Accumulation Unit Value at end of
   period                                 $7.646         $7.166         $6.966              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,520          1,222            743              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.166         $6.966         $6.572              -
  Accumulation Unit Value at end of
   period                                 $7.646         $7.166         $6.966              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,520          1,222            743              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.208        $11.886        $10.877         $9.028
  Accumulation Unit Value at end of
   period                                $13.006        $12.208        $11.886        $10.877
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,049          1,057          1,103          1,058
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.145        $11.842        $11.202              -
  Accumulation Unit Value at end of
   period                                $12.920        $12.145        $11.842              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                426            426            325              -

24

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.922         $6.358         $4.536              -              -
  Accumulation Unit Value at end of
   period                                 $7.361         $7.922         $6.358              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                238            275            119              -              -
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $20.040        $18.265        $14.680        $16.724        $15.961
  Accumulation Unit Value at end of
   period                                $20.321        $20.040        $18.265        $14.680        $16.724
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,462          2,665          2,650          2,523          2,126
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $19.171        $17.508        $14.100        $16.095        $15.392
  Accumulation Unit Value at end of
   period                                $19.401        $19.171        $17.508        $14.100        $16.095
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                254            272            282            299            303
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.952        $17.325        $13.966        $15.959        $15.277
  Accumulation Unit Value at end of
   period                                $19.160        $18.952        $17.325        $13.966        $15.959
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                722            814            995            903          1,005
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.170        $16.619        $13.404        $15.324        $14.676
  Accumulation Unit Value at end of
   period                                $18.360        $18.170        $16.619        $13.404        $15.324
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,617          2,028          2,191          2,029          1,979
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $17.893        $16.390        $13.239        $15.158        $14.539
  Accumulation Unit Value at end of
   period                                $18.053        $17.893        $16.390        $13.239        $15.158
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,107          2,581          2,719          2,611          2,315
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.893        $16.390        $13.239        $15.158        $14.539
  Accumulation Unit Value at end of
   period                                $18.053        $17.893        $16.390        $13.239        $15.158
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,107          2,581          2,719          2,611          2,315
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.269        $16.759        $13.557        $15.546        $14.934
  Accumulation Unit Value at end of
   period                                $18.405        $18.269        $16.759        $13.557        $15.546
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                633            864          1,133          1,148          1,370
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.249        $16.758        $13.570              -              -
  Accumulation Unit Value at end of
   period                                $18.366        $18.249        $16.758              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                361            233             96              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.040        $16.574        $13.428        $15.420        $14.835
  Accumulation Unit Value at end of
   period                                $18.146        $18.040        $16.574        $13.428        $15.420
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                824          1,023          1,075          1,017            826

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.910        $14.856        $13.687        $12.843
  Accumulation Unit Value at end of
   period                                $15.961        $14.910        $14.856        $13.687
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,409            834            459             95
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.407        $14.383        $14.018              -
  Accumulation Unit Value at end of
   period                                $15.392        $14.407        $14.383              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                340            287            126              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.314        $14.304        $13.219        $12.425
  Accumulation Unit Value at end of
   period                                $15.277        $14.314        $14.304        $13.219
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                867            783            713            489
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.758        $13.755        $12.718        $11.958
  Accumulation Unit Value at end of
   period                                $14.676        $13.758        $13.755        $12.718
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,532          1,211          1,067            647
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.650        $13.668        $13.328              -
  Accumulation Unit Value at end of
   period                                $14.539        $13.650        $13.668              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,900          1,677            744              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.650        $13.668        $12.782              -
  Accumulation Unit Value at end of
   period                                $14.539        $13.650        $13.668              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,900          1,677            744              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.041        $14.081        $13.058        $12.299
  Accumulation Unit Value at end of
   period                                $14.934        $14.041        $14.081        $13.058
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,290          1,219          1,191            974
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.970        $14.030        $13.157              -
  Accumulation Unit Value at end of
   period                                $14.835        $13.970        $14.030              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                749            731            470              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.033        $15.688        $12.741              -              -
  Accumulation Unit Value at end of
   period                                $17.091        $17.033        $15.688              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                308            322            179              -              -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.147         $1.162         $1.177         $1.169         $1.129
  Accumulation Unit Value at end of
   period                                 $1.132         $1.147         $1.162         $1.177         $1.169
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             32,805         32,340         44,764         67,134         25,415
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.127         $1.145         $1.162         $1.155         $1.118
  Accumulation Unit Value at end of
   period                                 $1.110         $1.127         $1.145         $1.162         $1.155
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,084          4,083          4,474          6,506          3,733
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.114         $1.133         $1.151         $1.145         $1.110
  Accumulation Unit Value at end of
   period                                 $1.096         $1.114         $1.133         $1.151         $1.145
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             17,209         15,611         20,264         35,725         17,644
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.056         $1.074         $1.092         $1.087         $1.054
  Accumulation Unit Value at end of
   period                                 $1.038         $1.056         $1.074         $1.092         $1.087
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             33,496         34,177         46,249         74,042         40,328
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.040         $1.059         $1.078         $1.076         $1.044
  Accumulation Unit Value at end of
   period                                 $1.021         $1.040         $1.059         $1.078         $1.076
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             31,145         44,172         68,552        102,405         42,452
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.040         $1.059         $1.078         $1.076         $1.044
  Accumulation Unit Value at end of
   period                                 $1.021         $1.040         $1.059         $1.078         $1.076
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             31,145         44,172         68,552        102,405         42,452
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.074         $1.096         $1.117         $1.116         $1.085
  Accumulation Unit Value at end of
   period                                 $1.053         $1.074         $1.096         $1.117         $1.116
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             16,084         17,131         22,607         31,787         21,040
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.073         $1.096         $1.118              -              -
  Accumulation Unit Value at end of
   period                                 $1.051         $1.073         $1.096              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,260          2,255          3,488              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.061         $1.084         $1.106         $1.107         $1.078
  Accumulation Unit Value at end of
   period                                 $1.038         $1.061         $1.084         $1.106         $1.107
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             15,720         16,183         23,167         33,125         13,220

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.093         $1.077         $1.081         $1.086
  Accumulation Unit Value at end of
   period                                 $1.129         $1.093         $1.077         $1.081
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             16,822          9,835          4,098            476
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.084         $1.071         $1.071              -
  Accumulation Unit Value at end of
   period                                 $1.118         $1.084         $1.071              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,792          1,830            957              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.077         $1.065         $1.073         $1.079
  Accumulation Unit Value at end of
   period                                 $1.110         $1.077         $1.065         $1.073
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,746         10,607         10,476         13,080
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.024         $1.013         $1.020         $1.026
  Accumulation Unit Value at end of
   period                                 $1.054         $1.024         $1.013         $1.020
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             11,347          6,830          6,729          6,795
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.016         $1.006         $1.007              -
  Accumulation Unit Value at end of
   period                                 $1.044         $1.016         $1.006              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             30,403         19,234          7,758              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.016         $1.006         $1.014              -
  Accumulation Unit Value at end of
   period                                 $1.044         $1.016         $1.006              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             30,403         19,234          7,758              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.057         $1.048         $1.060         $1.068
  Accumulation Unit Value at end of
   period                                 $1.085         $1.057         $1.048         $1.060
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             11,826          8,050          8,567          9,622
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.052         $1.045         $1.056              -
  Accumulation Unit Value at end of
   period                                 $1.078         $1.052         $1.045              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,550          5,324          5,525              -

26

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.990         $1.014         $1.038              -              -
  Accumulation Unit Value at end of
   period                                 $0.966         $0.990         $1.014              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,417          1,750            754              -              -
INVESCO V.I. BASIC VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.117         $1.055         $0.722         $1.518         $1.515
  Accumulation Unit Value at end of
   period                                 $1.069         $1.117         $1.055         $0.722         $1.518
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,457          3,387          3,814          3,818          4,128
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.096         $1.037         $0.711         $1.498         $1.498
  Accumulation Unit Value at end of
   period                                 $1.046         $1.096         $1.037         $0.711         $1.498
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                288            299            313            313            410
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.086         $1.028         $0.706         $1.489         $1.490
  Accumulation Unit Value at end of
   period                                 $1.035         $1.086         $1.028         $0.706         $1.489
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,518          1,938          2,494          2,932          3,631
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.081         $1.024         $0.704         $1.484         $1.486
  Accumulation Unit Value at end of
   period                                 $1.030         $1.081         $1.024         $0.704         $1.484
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,331          4,421          6,168          6,589          7,750
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.066         $1.011         $0.696         $1.470         $1.475
  Accumulation Unit Value at end of
   period                                 $1.014         $1.066         $1.011         $0.696         $1.470
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,060          5,695          6,296          6,205          6,507
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.066         $1.011         $0.696         $1.470         $1.475
  Accumulation Unit Value at end of
   period                                 $1.014         $1.066         $1.011         $0.696         $1.470
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,060          5,695          6,296          6,205          6,507
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.051         $0.999         $0.688         $1.456         $1.463
  Accumulation Unit Value at end of
   period                                 $0.999         $1.051         $0.999         $0.688         $1.456
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,720          4,017          5,368          6,462          7,946
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.044         $0.994         $0.685              -              -
  Accumulation Unit Value at end of
   period                                 $0.991         $1.044         $0.994              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                855            668            410              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.038         $0.988         $0.682         $1.444         $1.453
  Accumulation Unit Value at end of
   period                                 $0.985         $1.038         $0.988         $0.682         $1.444
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,174          3,650          4,087          5,153          3,823

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
INVESCO V.I. BASIC VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.357         $1.301         $1.187         $1.017
  Accumulation Unit Value at end of
   period                                 $1.515         $1.357         $1.301         $1.187
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,027          3,551          3,218          1,301
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.344         $1.291         $1.190              -
  Accumulation Unit Value at end of
   period                                 $1.498         $1.344         $1.291              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                481            478            449              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.338         $1.287         $1.178         $1.011
  Accumulation Unit Value at end of
   period                                 $1.490         $1.338         $1.287         $1.178
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,965          4,988          6,087          4,961
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.335         $1.285         $1.176         $1.011
  Accumulation Unit Value at end of
   period                                 $1.486         $1.335         $1.285         $1.176
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,599          9,322         10,045          7,259
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.327         $1.278         $1.179              -
  Accumulation Unit Value at end of
   period                                 $1.475         $1.327         $1.278              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,897          7,037          5,086              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.327         $1.278         $1.188              -
  Accumulation Unit Value at end of
   period                                 $1.475         $1.327         $1.278              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,897          7,037          5,086              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.318         $1.272         $1.168         $1.005
  Accumulation Unit Value at end of
   period                                 $1.463         $1.318         $1.272         $1.168
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,445         11,931         14,046         11,364
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.312         $1.268         $1.181              -
  Accumulation Unit Value at end of
   period                                 $1.453         $1.312         $1.268              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,001          4,345          3,538              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.016         $0.969         $0.671              -              -
  Accumulation Unit Value at end of
   period                                 $0.961         $1.016         $0.969              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                740            738            432              -              -
INVESCO V.I. CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.211         $1.063         $0.890         $1.568         $1.419
  Accumulation Unit Value at end of
   period                                 $1.100         $1.211         $1.063         $0.890         $1.568
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,548          1,879          2,153          2,131          2,046
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.188         $1.045         $0.876         $1.547         $1.403
  Accumulation Unit Value at end of
   period                                 $1.077         $1.188         $1.045         $0.876         $1.547
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                220            240            250            168            203
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.177         $1.036         $0.870         $1.538         $1.396
  Accumulation Unit Value at end of
   period                                 $1.066         $1.177         $1.036         $0.870         $1.538
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                766            880          1,060          1,249          1,443
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.171         $1.032         $0.867         $1.533         $1.392
  Accumulation Unit Value at end of
   period                                 $1.061         $1.171         $1.032         $0.867         $1.533
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,415          1,816          2,143          2,587          3,133
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.155         $1.019         $0.857         $1.519         $1.381
  Accumulation Unit Value at end of
   period                                 $1.044         $1.155         $1.019         $0.857         $1.519
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,720          2,066          2,535          2,131          1,984
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.155         $1.019         $0.857         $1.519         $1.381
  Accumulation Unit Value at end of
   period                                 $1.044         $1.155         $1.019         $0.857         $1.519
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,720          2,066          2,535          2,131          1,984
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.139         $1.006         $0.848         $1.504         $1.370
  Accumulation Unit Value at end of
   period                                 $1.028         $1.139         $1.006         $0.848         $1.504
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,177          1,571          2,210          2,717          3,851
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.132         $1.001         $0.844              -              -
  Accumulation Unit Value at end of
   period                                 $1.021         $1.132         $1.001              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                262            629            617              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.125         $0.995         $0.840         $1.492         $1.361
  Accumulation Unit Value at end of
   period                                 $1.014         $1.125         $0.995         $0.840         $1.492
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                846          1,106          1,322          1,460          1,435

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
INVESCO V.I. CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.353         $1.260         $1.198         $1.022
  Accumulation Unit Value at end of
   period                                 $1.419         $1.353         $1.260         $1.198
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,892            694            486            120
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.341         $1.251         $1.167              -
  Accumulation Unit Value at end of
   period                                 $1.403         $1.341         $1.251              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                268             99             80              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.335         $1.247         $1.189         $1.016
  Accumulation Unit Value at end of
   period                                 $1.396         $1.335         $1.247         $1.189
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,504            738            892            615
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.332         $1.245         $1.187         $1.016
  Accumulation Unit Value at end of
   period                                 $1.392         $1.332         $1.245         $1.187
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,945          1,660          1,869          1,582
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.323         $1.239         $1.156              -
  Accumulation Unit Value at end of
   period                                 $1.381         $1.323         $1.239              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,381            670            587              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.323         $1.239         $1.203              -
  Accumulation Unit Value at end of
   period                                 $1.381         $1.323         $1.239              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,381            670            587              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.315         $1.233         $1.179         $1.010
  Accumulation Unit Value at end of
   period                                 $1.370         $1.315         $1.233         $1.179
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,291          1,717          1,862          1,730
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.308         $1.228         $1.196              -
  Accumulation Unit Value at end of
   period                                 $1.361         $1.308         $1.228              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,311            669            511              -

28

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.101         $0.977         $0.826              -              -
  Accumulation Unit Value at end of
   period                                 $0.990         $1.101         $0.977              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                294            338            236              -              -
INVESCO V.I. CAPITAL DEVELOPMENT FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.421         $7.186         $5.116         $9.789         $9.553
  Accumulation Unit Value at end of
   period                                 $7.713         $8.421         $7.186         $5.116         $9.789
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 51             26             40              7              3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $8.366         $7.153         $5.103         $9.784         $9.550
  Accumulation Unit Value at end of
   period                                 $7.647         $8.366         $7.153         $5.103         $9.784
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10              9              2              1              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.339         $7.137         $5.096         $9.781         $9.549
  Accumulation Unit Value at end of
   period                                 $7.615         $8.339         $7.137         $5.096         $9.781
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             11              6              2              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.325         $7.129         $5.093         $9.780         $9.548
  Accumulation Unit Value at end of
   period                                 $7.598         $8.325         $7.129         $5.093         $9.780
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 48             32             68             43              8
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $8.284         $7.104         $5.083         $9.775         $9.546
  Accumulation Unit Value at end of
   period                                 $7.550         $8.284         $7.104         $5.083         $9.775
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                144             61             37              6              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.284         $7.104         $5.083         $9.775         $9.546
  Accumulation Unit Value at end of
   period                                 $7.550         $8.284         $7.104         $5.083         $9.775
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                144             61             37              6              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.243         $7.080         $5.073         $9.771         $9.544
  Accumulation Unit Value at end of
   period                                 $7.501         $8.243         $7.080         $5.073         $9.771
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28             24             16              8              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.216         $7.064         $5.067              -              -
  Accumulation Unit Value at end of
   period                                 $7.469         $8.216         $7.064              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14              3              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.203         $7.056         $5.064         $9.767         $9.542
  Accumulation Unit Value at end of
   period                                 $7.453         $8.203         $7.056         $5.064         $9.767
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             11             19              2              3

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
INVESCO V.I. CAPITAL DEVELOPMENT FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.136         $7.016         $5.048              -              -
  Accumulation Unit Value at end of
   period                                 $7.374         $8.136         $7.016              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              -              -              -              -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.932        $11.039         $8.721        $12.654        $11.863
  Accumulation Unit Value at end of
   period                                $11.764        $11.932        $11.039         $8.721        $12.654
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                771            912            930            913          1,035
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.793        $10.933         $8.655        $12.582        $11.819
  Accumulation Unit Value at end of
   period                                $11.605        $11.793        $10.933         $8.655        $12.582
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                151            170            178            183            211
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.725        $10.880         $8.621        $12.547        $11.798
  Accumulation Unit Value at end of
   period                                $11.526        $11.725        $10.880         $8.621        $12.547
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                351            408            495            535            620
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.691        $10.854         $8.605        $12.529        $11.787
  Accumulation Unit Value at end of
   period                                $11.486        $11.691        $10.854         $8.605        $12.529
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                648            818            957            999          1,159
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.589        $10.775         $8.555        $12.476        $11.754
  Accumulation Unit Value at end of
   period                                $11.369        $11.589        $10.775         $8.555        $12.476
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,199          1,638          1,963          2,103          2,459
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.589        $10.775         $8.555        $12.476        $11.754
  Accumulation Unit Value at end of
   period                                $11.369        $11.589        $10.775         $8.555        $12.476
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,199          1,638          1,963          2,103          2,459
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.488        $10.697         $8.506        $12.423        $11.722
  Accumulation Unit Value at end of
   period                                $11.253        $11.488        $10.697         $8.506        $12.423
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                262            365            461            522            657
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.421        $10.646         $8.474              -              -
  Accumulation Unit Value at end of
   period                                $11.176        $11.421        $10.646              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                302            225             68              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.387        $10.620         $8.457        $12.370        $11.690
  Accumulation Unit Value at end of
   period                                $11.138        $11.387        $10.620         $8.457        $12.370
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                493            650            787            872            964

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.303         $9.632              -              -
  Accumulation Unit Value at end of
   period                                $11.863        $10.303              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,101              2              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.286         $9.628              -              -
  Accumulation Unit Value at end of
   period                                $11.819        $10.286              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                217              2              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.277         $9.627              -              -
  Accumulation Unit Value at end of
   period                                $11.798        $10.277              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                692              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.273         $9.626              -              -
  Accumulation Unit Value at end of
   period                                $11.787        $10.273              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,208              2              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.260         $9.623              -              -
  Accumulation Unit Value at end of
   period                                $11.754        $10.260              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,669              4              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.260         $9.623              -              -
  Accumulation Unit Value at end of
   period                                $11.754        $10.260              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,669              4              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.247         $9.621              -              -
  Accumulation Unit Value at end of
   period                                $11.722        $10.247              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                760              2              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.234         $9.618              -              -
  Accumulation Unit Value at end of
   period                                $11.690        $10.234              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,006              -              -              -

30

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.222        $10.492         $8.377              -              -
  Accumulation Unit Value at end of
   period                                $10.949        $11.222        $10.492              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                140            116             56              -              -
INVESCO V.I. GOVERNMENT SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.334         $1.283         $1.301         $1.174         $1.119
  Accumulation Unit Value at end of
   period                                 $1.420         $1.334         $1.283         $1.301         $1.174
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             47,904         53,690         56,441         63,225         53,104
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.309         $1.261         $1.281         $1.158         $1.106
  Accumulation Unit Value at end of
   period                                 $1.390         $1.309         $1.261         $1.281         $1.158
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,467          6,392          6,571          7,401          6,115
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.297         $1.251         $1.272         $1.151         $1.100
  Accumulation Unit Value at end of
   period                                 $1.376         $1.297         $1.251         $1.272         $1.151
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             13,856         16,097         18,664         22,349         17,344
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.291         $1.245         $1.267         $1.147         $1.098
  Accumulation Unit Value at end of
   period                                 $1.369         $1.291         $1.245         $1.267         $1.147
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             25,297         31,810         35,898         46,447         35,318
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.273         $1.230         $1.253         $1.137         $1.089
  Accumulation Unit Value at end of
   period                                 $1.348         $1.273         $1.230         $1.253         $1.137
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             32,018         40,993         47,839         57,604         54,991
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.273         $1.230         $1.253         $1.137         $1.089
  Accumulation Unit Value at end of
   period                                 $1.348         $1.273         $1.230         $1.253         $1.137
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             32,018         40,993         47,839         57,604         54,991
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.255         $1.215         $1.240         $1.126         $1.080
  Accumulation Unit Value at end of
   period                                 $1.328         $1.255         $1.215         $1.240         $1.126
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             11,398         15,653         19,347         22,817         23,928
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.247         $1.209         $1.234              -              -
  Accumulation Unit Value at end of
   period                                 $1.318         $1.247         $1.209              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,689          3,094          1,399              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.239         $1.201         $1.228         $1.117         $1.073
  Accumulation Unit Value at end of
   period                                 $1.309         $1.239         $1.201         $1.228         $1.117
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             12,840         16,507         20,696         30,403         20,812

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
INVESCO V.I. GOVERNMENT SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.095         $1.092         $1.079         $1.094
  Accumulation Unit Value at end of
   period                                 $1.119         $1.095         $1.092         $1.079
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             29,884         14,477          6,425          1,030
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.085         $1.084         $1.085              -
  Accumulation Unit Value at end of
   period                                 $1.106         $1.085         $1.084              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,473          2,758            599              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.080         $1.080         $1.071         $1.088
  Accumulation Unit Value at end of
   period                                 $1.100         $1.080         $1.080         $1.071
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             13,911         18,088         16,589         14,720
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.078         $1.079         $1.070         $1.087
  Accumulation Unit Value at end of
   period                                 $1.098         $1.078         $1.079         $1.070
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             22,144         14,085         10,668          8,645
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.071         $1.073         $1.075              -
  Accumulation Unit Value at end of
   period                                 $1.089         $1.071         $1.073              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             45,031         34,763         17,412              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.071         $1.073         $1.070              -
  Accumulation Unit Value at end of
   period                                 $1.089         $1.071         $1.073              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             45,031         34,763         17,412              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.064         $1.068         $1.062         $1.081
  Accumulation Unit Value at end of
   period                                 $1.080         $1.064         $1.068         $1.062
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             20,478         18,324         17,404         19,325
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.059         $1.064         $1.064              -
  Accumulation Unit Value at end of
   period                                 $1.073         $1.059         $1.064              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             18,954         16,034         10,307              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.213         $1.179         $1.208              -              -
  Accumulation Unit Value at end of
   period                                 $1.278         $1.213         $1.179              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,045          4,239          2,218              -              -
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.079         $1.867         $1.400         $2.379         $2.102
  Accumulation Unit Value at end of
   period                                 $1.913         $2.079         $1.867         $1.400         $2.379
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,422          9,891         10,431         10,999          7,270
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $2.040         $1.835         $1.378         $2.348         $2.079
  Accumulation Unit Value at end of
   period                                 $1.873         $2.040         $1.835         $1.378         $2.348
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                567            599            625            824            851
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.021         $1.820         $1.368         $2.333         $2.068
  Accumulation Unit Value at end of
   period                                 $1.854         $2.021         $1.820         $1.368         $2.333
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,284          1,550          1,778          1,980          1,938
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.011         $1.813         $1.363         $2.326         $2.062
  Accumulation Unit Value at end of
   period                                 $1.844         $2.011         $1.813         $1.363         $2.326
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,107          5,865          6,600          7,402          5,913
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.984         $1.790         $1.349         $2.304         $2.046
  Accumulation Unit Value at end of
   period                                 $1.816         $1.984         $1.790         $1.349         $2.304
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,862          4,911          5,384          5,313          4,686
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.984         $1.790         $1.349         $2.304         $2.046
  Accumulation Unit Value at end of
   period                                 $1.816         $1.984         $1.790         $1.349         $2.304
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,862          4,911          5,384          5,313          4,686
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.956         $1.768         $1.334         $2.283         $2.030
  Accumulation Unit Value at end of
   period                                 $1.788         $1.956         $1.768         $1.334         $2.283
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,264          1,569          2,140          2,497          2,358
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.944         $1.759         $1.328              -              -
  Accumulation Unit Value at end of
   period                                 $1.775         $1.944         $1.759              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                387            165             77              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.932         $1.749         $1.321         $2.264         $2.016
  Accumulation Unit Value at end of
   period                                 $1.763         $1.932         $1.749         $1.321         $2.264
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,170          1,378          1,607          1,675          1,498

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.662         $1.428         $1.167         $0.970
  Accumulation Unit Value at end of
   period                                 $2.102         $1.662         $1.428         $1.167
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,232            630            258             84
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.646         $1.418         $1.283              -
  Accumulation Unit Value at end of
   period                                 $2.079         $1.646         $1.418              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,266          1,664             23              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.639         $1.413         $1.159         $0.964
  Accumulation Unit Value at end of
   period                                 $2.068         $1.639         $1.413         $1.159
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                675            839            304            184
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.636         $1.411         $1.157         $0.964
  Accumulation Unit Value at end of
   period                                 $2.062         $1.636         $1.411         $1.157
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,739          1,145            842            354
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.625         $1.404         $1.271              -
  Accumulation Unit Value at end of
   period                                 $2.046         $1.625         $1.404              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,772          1,923            626              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.625         $1.404         $1.188              -
  Accumulation Unit Value at end of
   period                                 $2.046         $1.625         $1.404              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,772          1,923            626              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.615         $1.397         $1.149         $0.959
  Accumulation Unit Value at end of
   period                                 $2.030         $1.615         $1.397         $1.149
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,370            993            731            434
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.607         $1.392         $1.181              -
  Accumulation Unit Value at end of
   period                                 $2.016         $1.607         $1.392              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,243          1,818            470              -

32

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.891         $1.716         $1.299              -              -
  Accumulation Unit Value at end of
   period                                 $1.721         $1.891         $1.716              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                281            319            166              -              -
INVESCO V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.833         $1.628         $1.267         $1.797         $1.663
  Accumulation Unit Value at end of
   period                                 $1.693         $1.833         $1.628         $1.267         $1.797
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,244          6,149          6,200          6,327          6,210
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.798         $1.600         $1.248         $1.773         $1.644
  Accumulation Unit Value at end of
   period                                 $1.657         $1.798         $1.600         $1.248         $1.773
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                398            414            368            313            379
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.781         $1.587         $1.239         $1.762         $1.635
  Accumulation Unit Value at end of
   period                                 $1.640         $1.781         $1.587         $1.239         $1.762
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,901          2,439          2,977          3,499          3,875
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.773         $1.580         $1.235         $1.757         $1.631
  Accumulation Unit Value at end of
   period                                 $1.632         $1.773         $1.580         $1.235         $1.757
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,985          6,201          7,387          8,366          9,718
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.749         $1.561         $1.221         $1.740         $1.618
  Accumulation Unit Value at end of
   period                                 $1.607         $1.749         $1.561         $1.221         $1.740
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,371          7,668          8,054          8,441          8,498
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.749         $1.561         $1.221         $1.740         $1.618
  Accumulation Unit Value at end of
   period                                 $1.607         $1.749         $1.561         $1.221         $1.740
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,371          7,668          8,054          8,441          8,498
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.725         $1.542         $1.208         $1.724         $1.606
  Accumulation Unit Value at end of
   period                                 $1.583         $1.725         $1.542         $1.208         $1.724
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,824          3,854          4,844          6,142          9,832
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.714         $1.534         $1.203              -              -
  Accumulation Unit Value at end of
   period                                 $1.571         $1.714         $1.534              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,109          1,161            450              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.703         $1.525         $1.196         $1.710         $1.595
  Accumulation Unit Value at end of
   period                                 $1.560         $1.703         $1.525         $1.196         $1.710
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,730          4,887          5,528          5,631          4,572

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
INVESCO V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.515         $1.427         $1.271         $1.111
  Accumulation Unit Value at end of
   period                                 $1.663         $1.515         $1.427         $1.271
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,974          4,285          2,959          1,123
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.501         $1.417         $1.333              -
  Accumulation Unit Value at end of
   period                                 $1.644         $1.501         $1.417              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                361            284            184              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.495         $1.412         $1.261         $1.104
  Accumulation Unit Value at end of
   period                                 $1.635         $1.495         $1.412         $1.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,010          5,481          5,563          4,313
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.491         $1.410         $1.260         $1.103
  Accumulation Unit Value at end of
   period                                 $1.631         $1.491         $1.410         $1.260
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,619          9,568          9,102          6,768
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.482         $1.403         $1.320              -
  Accumulation Unit Value at end of
   period                                 $1.618         $1.482         $1.403              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,591          8,284          5,094              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.482         $1.403         $1.278              -
  Accumulation Unit Value at end of
   period                                 $1.618         $1.482         $1.403              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,591          8,284          5,094              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.472         $1.396         $1.251         $1.097
  Accumulation Unit Value at end of
   period                                 $1.606         $1.472         $1.396         $1.251
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             11,984         13,307         13,227         10,856
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.465         $1.391         $1.271              -
  Accumulation Unit Value at end of
   period                                 $1.595         $1.465         $1.391              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,515          5,229          3,493              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.667         $1.496         $1.177              -              -
  Accumulation Unit Value at end of
   period                                 $1.523         $1.667         $1.496              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                955            863            587              -              -
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.361        $12.113        $10.123        $14.937        $14.394
  Accumulation Unit Value at end of
   period                                $15.045        $15.361        $12.113        $10.123        $14.937
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                671            729            771            720            407
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.142        $11.964        $10.018        $14.812        $14.302
  Accumulation Unit Value at end of
   period                                $14.800        $15.142        $11.964        $10.018        $14.812
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 45             44             39             42             18
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.033        $11.890         $9.966        $14.750        $14.256
  Accumulation Unit Value at end of
   period                                $14.679        $15.033        $11.890         $9.966        $14.750
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                144            169            168            187            150
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.979        $11.853         $9.940        $14.719        $14.233
  Accumulation Unit Value at end of
   period                                $14.619        $14.979        $11.853         $9.940        $14.719
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                395            425            470            474            329
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.818        $11.743         $9.862        $14.626        $14.165
  Accumulation Unit Value at end of
   period                                $14.440        $14.818        $11.743         $9.862        $14.626
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                413            450            509            441            274
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.818        $11.743         $9.862        $14.626        $14.165
  Accumulation Unit Value at end of
   period                                $14.440        $14.818        $11.743         $9.862        $14.626
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                413            450            509            441            274
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.658        $11.634         $9.786        $14.534        $14.097
  Accumulation Unit Value at end of
   period                                $14.264        $14.658        $11.634         $9.786        $14.534
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                108            136            189            217            228
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.553        $11.562         $9.735              -              -
  Accumulation Unit Value at end of
   period                                $14.147        $14.553        $11.562              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 47             36             22              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.501        $11.526         $9.710        $14.443        $14.029
  Accumulation Unit Value at end of
   period                                $14.089        $14.501        $11.526         $9.710        $14.443
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                156            201            242            254            156

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.423        $11.647        $10.790        $10.288
  Accumulation Unit Value at end of
   period                                $14.394        $12.423        $11.647        $10.790
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                134             78             34              2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.368        $11.619        $10.731              -
  Accumulation Unit Value at end of
   period                                $14.302        $12.368        $11.619              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              5              1              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.341        $11.605        $10.783        $10.286
  Accumulation Unit Value at end of
   period                                $14.256        $12.341        $11.605        $10.783
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 90             80             43              2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.327        $11.598        $10.782        $10.286
  Accumulation Unit Value at end of
   period                                $14.233        $12.327        $11.598        $10.782
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                154             83             67             17
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.287        $11.577        $10.697              -
  Accumulation Unit Value at end of
   period                                $14.165        $12.287        $11.577              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                193            139             99              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.287        $11.577        $11.064              -
  Accumulation Unit Value at end of
   period                                $14.165        $12.287        $11.577              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                193            139             99              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.246        $11.556        $10.775        $10.284
  Accumulation Unit Value at end of
   period                                $14.097        $12.246        $11.556        $10.775
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                159            118             57              7
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.205        $11.535        $11.054              -
  Accumulation Unit Value at end of
   period                                $14.029        $12.205        $11.535              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                109             81             74              -

34

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.242        $11.349         $9.584              -              -
  Accumulation Unit Value at end of
   period                                $13.803        $14.242        $11.349              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 51             42             15              -              -
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.727              -              -              -              -
  Accumulation Unit Value at end of
   period                                 $9.223              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                159              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.724              -              -              -              -
  Accumulation Unit Value at end of
   period                                 $9.208              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.723              -              -              -              -
  Accumulation Unit Value at end of
   period                                 $9.201              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 67              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.722              -              -              -              -
  Accumulation Unit Value at end of
   period                                 $9.197              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                187              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.720              -              -              -              -
  Accumulation Unit Value at end of
   period                                 $9.186              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 96              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.720              -              -              -              -
  Accumulation Unit Value at end of
   period                                 $9.186              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 96              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.718              -              -              -              -
  Accumulation Unit Value at end of
   period                                 $9.176              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 86              -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.717              -              -              -              -
  Accumulation Unit Value at end of
   period                                 $9.168              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.716              -              -              -              -
  Accumulation Unit Value at end of
   period                                 $9.165              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                101              -              -              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  ----------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -  (a)
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -  (a)
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -  (a)
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -  (a)
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -  (a)
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -  (a)
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -  (a)
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -  (a)
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -  (a)
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.713              -              -              -              -
  Accumulation Unit Value at end of
   period                                 $9.146              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 50              -              -              -              -
MFS CORE EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.084         $8.720         $6.674        $11.119        $10.139
  Accumulation Unit Value at end of
   period                                 $9.848        $10.084         $8.720         $6.674        $11.119
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              8             11             17             18
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $9.287         $8.047         $6.171        $10.301         $9.413
  Accumulation Unit Value at end of
   period                                 $9.051         $9.287         $8.047         $6.171        $10.301
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32             48             53             60             70
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.181         $7.963         $6.113        $10.214         $9.342
  Accumulation Unit Value at end of
   period                                 $8.938         $9.181         $7.963         $6.113        $10.214
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 63             89            105            129            151
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.937         $6.019         $4.623         $7.729         $7.073
  Accumulation Unit Value at end of
   period                                 $6.750         $6.937         $6.019         $4.623         $7.729
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 78            120            143            157            178
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $6.831         $5.936         $4.566         $7.645         $7.007
  Accumulation Unit Value at end of
   period                                 $6.637         $6.831         $5.936         $4.566         $7.645
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 33             29             46             58             61
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.831         $5.936         $4.566         $7.645         $7.007
  Accumulation Unit Value at end of
   period                                 $6.637         $6.831         $5.936         $4.566         $7.645
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 33             29             46             58             61
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.850         $7.702         $5.933         $9.949         $9.132
  Accumulation Unit Value at end of
   period                                 $8.586         $8.850         $7.702         $5.933         $9.949
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 53             55             93            104            140
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.840         $7.702         $5.939              -              -
  Accumulation Unit Value at end of
   period                                 $8.568         $8.840         $7.702              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13              5              1              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.739         $7.617         $5.877         $9.869         $9.072
  Accumulation Unit Value at end of
   period                                 $8.465         $8.739         $7.617         $5.877         $9.869
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 52             36             45             39             35

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  ----------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -  (a)
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
MFS CORE EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.031         $9.002         $8.113         $7.184
  Accumulation Unit Value at end of
   period                                $10.139         $9.031         $9.002         $8.113
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             27             11             14
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $8.400         $8.390         $7.723              -
  Accumulation Unit Value at end of
   period                                 $9.413         $8.400         $8.390              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 74             80            108              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.346         $8.344         $7.543         $6.691
  Accumulation Unit Value at end of
   period                                 $9.342         $8.346         $8.344         $7.543
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                215            274            327            354
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.322         $6.323         $5.719         $5.075
  Accumulation Unit Value at end of
   period                                 $7.073         $6.322         $6.323         $5.719
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                205            248            277            216
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $6.272         $6.283         $5.787              -
  Accumulation Unit Value at end of
   period                                 $7.007         $6.272         $6.283              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 97            110            114              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.272         $6.283         $5.842              -
  Accumulation Unit Value at end of
   period                                 $7.007         $6.272         $6.283              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 97            110            114              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.187         $8.214         $7.451         $6.623
  Accumulation Unit Value at end of
   period                                 $9.132         $8.187         $8.214         $7.451
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                163            170            213            205
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.145         $8.184         $7.631              -
  Accumulation Unit Value at end of
   period                                 $9.072         $8.145         $8.184              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32             31             30              -

36

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.502         $5.682         $4.395              -              -
  Accumulation Unit Value at end of
   period                                 $6.283         $6.502         $5.682              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 43             28              6              -              -
MFS GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.684        $15.050        $11.558        $17.689        $16.420
  Accumulation Unit Value at end of
   period                                $15.748        $16.684        $15.050        $11.558        $17.689
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 46             46             43             51             58
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.652        $14.147        $10.887        $16.695        $15.528
  Accumulation Unit Value at end of
   period                                $14.744        $15.652        $14.147        $10.887        $16.695
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             13             13             15             21
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.473        $14.000        $10.784        $16.554        $15.412
  Accumulation Unit Value at end of
   period                                $14.561        $15.473        $14.000        $10.784        $16.554
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 34             34             42             53             54
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.985        $12.660         $9.757        $14.985        $13.958
  Accumulation Unit Value at end of
   period                                $13.155        $13.985        $12.660         $9.757        $14.985
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 94             89             53             93             69
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.772        $12.486         $9.637        $14.823        $13.828
  Accumulation Unit Value at end of
   period                                $12.935        $13.772        $12.486         $9.637        $14.823
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 45             52             64            146            111
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.772        $12.486         $9.637        $14.823        $13.828
  Accumulation Unit Value at end of
   period                                $12.935        $13.772        $12.486         $9.637        $14.823
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 45             52             64            146            111
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.915        $13.542        $10.468        $16.125        $15.066
  Accumulation Unit Value at end of
   period                                $13.987        $14.915        $13.542        $10.468        $16.125
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 36             43             62             95            100
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.899        $13.541        $10.477              -              -
  Accumulation Unit Value at end of
   period                                $13.958        $14.899        $13.541              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              5              1              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.728        $13.392        $10.367        $15.995        $14.966
  Accumulation Unit Value at end of
   period                                $13.791        $14.728        $13.392        $10.367        $15.995
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 51             65             71            112             46

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
MFS GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.378        $12.593        $10.792         $9.284
  Accumulation Unit Value at end of
   period                                $16.420        $13.378        $12.593        $10.792
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 35             19              8              3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.677        $11.957        $10.948              -
  Accumulation Unit Value at end of
   period                                $15.528        $12.677        $11.957              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             15             13              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.595        $11.891        $10.221         $8.808
  Accumulation Unit Value at end of
   period                                $15.412        $12.595        $11.891        $10.221
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 56             53             87             49
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.412        $10.780         $9.270         $7.992
  Accumulation Unit Value at end of
   period                                $13.958        $11.412        $10.780         $9.270
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 75             57             60             25
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.323        $10.712         $9.813              -
  Accumulation Unit Value at end of
   period                                $13.828        $11.323        $10.712              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                112             88             69              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.323        $10.712         $9.381              -
  Accumulation Unit Value at end of
   period                                $13.828        $11.323        $10.712              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                112             88             69              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.355        $11.706        $10.097         $8.719
  Accumulation Unit Value at end of
   period                                $15.066        $12.355        $11.706        $10.097
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                160            164            227            126
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.292        $11.663        $10.243              -
  Accumulation Unit Value at end of
   period                                $14.966        $12.292        $11.663              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32             24             33              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.109        $11.950         $9.274              -              -
  Accumulation Unit Value at end of
   period                                $12.245        $13.109        $11.950              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             10              5              -              -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.901         $8.701         $6.406        $10.375         $8.679
  Accumulation Unit Value at end of
   period                                 $9.736         $9.901         $8.701         $6.406        $10.375
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                310            310            268            180            195
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $9.604         $8.457         $6.239        $10.125         $8.486
  Accumulation Unit Value at end of
   period                                 $9.426         $9.604         $8.457         $6.239        $10.125
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 74             63             63             73            100
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.494         $8.369         $6.180        $10.039         $8.423
  Accumulation Unit Value at end of
   period                                 $9.309         $9.494         $8.369         $6.180        $10.039
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                121            143            182            167            209
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.312         $5.566         $4.113         $6.684         $5.611
  Accumulation Unit Value at end of
   period                                 $6.185         $6.312         $5.566         $4.113         $6.684
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                298            377            359            344            300
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $6.216         $5.490         $4.062         $6.612         $5.558
  Accumulation Unit Value at end of
   period                                 $6.082         $6.216         $5.490         $4.062         $6.612
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                361            418            403            321            527
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.216         $5.490         $4.062         $6.612         $5.558
  Accumulation Unit Value at end of
   period                                 $6.082         $6.216         $5.490         $4.062         $6.612
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                361            418            403            321            527
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.152         $8.095         $5.999         $9.779         $8.233
  Accumulation Unit Value at end of
   period                                 $8.941         $9.152         $8.095         $5.999         $9.779
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                128            129            178            188            222
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.142         $8.094         $6.004              -              -
  Accumulation Unit Value at end of
   period                                 $8.923         $9.142         $8.094              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 47             45              7              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.037         $8.005         $5.941         $9.700         $8.179
  Accumulation Unit Value at end of
   period                                 $8.816         $9.037         $8.005         $5.941         $9.700
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                131            143            156            107             76

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.153         $7.568         $6.791         $6.037
  Accumulation Unit Value at end of
   period                                 $8.679         $8.153         $7.568         $6.791
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 98             78             62             28
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $7.988         $7.430         $6.769              -
  Accumulation Unit Value at end of
   period                                 $8.486         $7.988         $7.430              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 92             96            106              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $7.936         $7.389         $6.650         $5.922
  Accumulation Unit Value at end of
   period                                 $8.423         $7.936         $7.389         $6.650
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                325            340            414            456
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.290         $4.927         $4.437         $3.952
  Accumulation Unit Value at end of
   period                                 $5.611         $5.290         $4.927         $4.437
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                255            213            240            201
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $5.248         $4.896         $4.462              -
  Accumulation Unit Value at end of
   period                                 $5.558         $5.248         $4.896              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                177            145            121              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.248         $4.896         $4.551              -
  Accumulation Unit Value at end of
   period                                 $5.558         $5.248         $4.896              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                177            145            121              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.785         $7.274         $6.570         $5.862
  Accumulation Unit Value at end of
   period                                 $8.233         $7.785         $7.274         $6.570
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                232            255            213            173
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.745         $7.248         $6.755              -
  Accumulation Unit Value at end of
   period                                 $8.179         $7.745         $7.248              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 49             69             54              -

38

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.917         $5.254         $3.909              -              -
  Accumulation Unit Value at end of
   period                                 $5.757         $5.917         $5.254              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 85             87             24              -              -
MFS HIGH INCOME SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.293        $13.510         $9.439        $13.336        $13.282
  Accumulation Unit Value at end of
   period                                $15.707        $15.293        $13.510         $9.439        $13.336
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                899            986            968            820            835
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.600        $12.924         $9.047        $12.809        $12.783
  Accumulation Unit Value at end of
   period                                $14.966        $14.600        $12.924         $9.047        $12.809
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                112            118            130            114            131
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.434        $12.789         $8.962        $12.700        $12.687
  Accumulation Unit Value at end of
   period                                $14.780        $14.434        $12.789         $8.962        $12.700
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                353            403            523            485            605
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.556        $12.904         $9.047        $12.827        $12.820
  Accumulation Unit Value at end of
   period                                $14.898        $14.556        $12.904         $9.047        $12.827
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                514            659            754            668            732
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.334        $12.726         $8.936        $12.689        $12.701
  Accumulation Unit Value at end of
   period                                $14.649        $14.334        $12.726         $8.936        $12.689
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                745            994            949            794            794
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.334        $12.726         $8.936        $12.689        $12.701
  Accumulation Unit Value at end of
   period                                $14.649        $14.334        $12.726         $8.936        $12.689
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                745            994            949            794            794
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.913        $12.372         $8.699        $12.372        $12.402
  Accumulation Unit Value at end of
   period                                $14.198        $13.913        $12.372         $8.699        $12.372
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                277            395            493            555            709
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.898        $12.370         $8.707              -              -
  Accumulation Unit Value at end of
   period                                $14.168        $13.898        $12.370              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                126             72             23              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.739        $12.235         $8.616        $12.272        $12.321
  Accumulation Unit Value at end of
   period                                $13.998        $13.739        $12.235         $8.616        $12.272
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                378            557            595            461            372

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
MFS HIGH INCOME SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.198        $12.102        $11.238        $10.338
  Accumulation Unit Value at end of
   period                                $13.282        $12.198        $12.102        $11.238
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                586            377            202             83
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.762        $11.694        $11.497              -
  Accumulation Unit Value at end of
   period                                $12.783        $11.762        $11.694              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                135            159             95              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.686        $11.630        $10.832         $9.982
  Accumulation Unit Value at end of
   period                                $12.687        $11.686        $11.630        $10.832
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                709            751            856            739
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.815        $11.763        $10.962        $10.105
  Accumulation Unit Value at end of
   period                                $12.820        $11.815        $11.763        $10.962
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                748            803            749            532
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.722        $11.689        $11.498              -
  Accumulation Unit Value at end of
   period                                $12.701        $11.722        $11.689              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                707            689            321              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.722        $11.689        $11.002              -
  Accumulation Unit Value at end of
   period                                $12.701        $11.722        $11.689              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                707            689            321              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.464        $11.448        $10.700         $9.881
  Accumulation Unit Value at end of
   period                                $12.402        $11.464        $11.448        $10.700
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                852          1,009          1,146          1,043
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.405        $11.407        $10.766              -
  Accumulation Unit Value at end of
   period                                $12.321        $11.405        $11.407              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                333            394            240              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.644        $12.181         $8.600              -              -
  Accumulation Unit Value at end of
   period                                $13.868        $13.644        $12.181              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                190            105             81              -              -
MFS INVESTORS GROWTH STOCK SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.273         $8.357         $6.070         $9.746         $8.871
  Accumulation Unit Value at end of
   period                                 $9.202         $9.273         $8.357         $6.070         $9.746
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 93             98            118            123            132
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $8.700         $7.856         $5.717         $9.199         $8.390
  Accumulation Unit Value at end of
   period                                 $8.616         $8.700         $7.856         $5.717         $9.199
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 62             70             73             89             87
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.601         $7.774         $5.663         $9.121         $8.327
  Accumulation Unit Value at end of
   period                                 $8.509         $8.601         $7.774         $5.663         $9.121
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 90            119            129            145            201
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.735         $6.091         $4.439         $7.153         $6.534
  Accumulation Unit Value at end of
   period                                 $6.660         $6.735         $6.091         $4.439         $7.153
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                206            222            291            337            372
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $6.632         $6.007         $4.385         $7.076         $6.473
  Accumulation Unit Value at end of
   period                                 $6.548         $6.632         $6.007         $4.385         $7.076
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                138            163            193            193            181
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.632         $6.007         $4.385         $7.076         $6.473
  Accumulation Unit Value at end of
   period                                 $6.548         $6.632         $6.007         $4.385         $7.076
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                138            163            193            193            181
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.291         $7.520         $5.497         $8.885         $8.140
  Accumulation Unit Value at end of
   period                                 $8.173         $8.291         $7.520         $5.497         $8.885
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 77            111            133            171            312
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.282         $7.519         $5.502              -              -
  Accumulation Unit Value at end of
   period                                 $8.156         $8.282         $7.519              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             12              7              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.187         $7.437         $5.445         $8.813         $8.086
  Accumulation Unit Value at end of
   period                                 $8.059         $8.187         $7.437         $5.445         $8.813
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                109            134            178            176             92

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
MFS INVESTORS GROWTH STOCK SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.358         $8.108         $7.527         $6.906
  Accumulation Unit Value at end of
   period                                 $8.871         $8.358         $8.108         $7.527
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 87             58             76             57
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $7.921         $7.699         $7.126              -
  Accumulation Unit Value at end of
   period                                 $8.390         $7.921         $7.699              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 98            106            126              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $7.869         $7.656         $7.129         $6.553
  Accumulation Unit Value at end of
   period                                 $8.327         $7.869         $7.656         $7.129
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                301            381            482            558
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.178         $6.014         $5.602         $5.151
  Accumulation Unit Value at end of
   period                                 $6.534         $6.178         $6.014         $5.602
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                414            546            655            583
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $6.129         $5.975         $5.533              -
  Accumulation Unit Value at end of
   period                                 $6.473         $6.129         $5.975              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                180            189            169              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.129         $5.975         $5.701              -
  Accumulation Unit Value at end of
   period                                 $6.473         $6.129         $5.975              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                180            189            169              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.719         $7.537         $7.042         $6.487
  Accumulation Unit Value at end of
   period                                 $8.140         $7.719         $7.537         $7.042
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                444            481            591            581
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.680         $7.510         $7.184              -
  Accumulation Unit Value at end of
   period                                 $8.086         $7.680         $7.510              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 62             66             60              -

40

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.313         $5.749         $4.220              -              -
  Accumulation Unit Value at end of
   period                                 $6.199         $6.313         $5.749              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 27             18             12              -              -
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.971        $10.009         $7.995        $12.109        $11.127
  Accumulation Unit Value at end of
   period                                $10.588        $10.971        $10.009         $7.995        $12.109
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,447          2,689          2,878          2,970          2,802
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $9.557         $8.737         $6.992        $10.612         $9.771
  Accumulation Unit Value at end of
   period                                 $9.205         $9.557         $8.737         $6.992        $10.612
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                367            419            454            475            488
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.448         $8.645         $6.926        $10.522         $9.698
  Accumulation Unit Value at end of
   period                                 $9.090         $9.448         $8.645         $6.926        $10.522
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                627            725            877          1,008          1,110
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.326         $8.538         $6.844        $10.402         $9.592
  Accumulation Unit Value at end of
   period                                 $8.968         $9.326         $8.538         $6.844        $10.402
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,512          1,888          2,162          2,289          2,182
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $9.183         $8.420         $6.759        $10.290         $9.502
  Accumulation Unit Value at end of
   period                                 $8.818         $9.183         $8.420         $6.759        $10.290
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,330          2,973          3,530          3,827          3,980
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.183         $8.420         $6.759        $10.290         $9.502
  Accumulation Unit Value at end of
   period                                 $8.818         $9.183         $8.420         $6.759        $10.290
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,330          2,973          3,530          3,827          3,980
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.107         $8.363         $6.723        $10.250         $9.480
  Accumulation Unit Value at end of
   period                                 $8.732         $9.107         $8.363         $6.723        $10.250
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                596            800          1,051          1,151          1,256
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.097         $8.362         $6.729              -              -
  Accumulation Unit Value at end of
   period                                 $8.714         $9.097         $8.362              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                399            278             95              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.993         $8.270         $6.659        $10.167         $9.417
  Accumulation Unit Value at end of
   period                                 $8.609         $8.993         $8.270         $6.659        $10.167
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                802          1,002          1,195          1,311          1,220

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.981         $9.428         $8.581         $7.685
  Accumulation Unit Value at end of
   period                                $11.127         $9.981         $9.428         $8.581
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,871          1,019            446             47
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $8.782         $8.312         $7.692              -
  Accumulation Unit Value at end of
   period                                 $9.771         $8.782         $8.312              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                447            327            160              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.726         $8.266         $7.547         $6.771
  Accumulation Unit Value at end of
   period                                 $9.698         $8.726         $8.266         $7.547
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                991            854            678            411
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.634         $8.184         $7.475         $6.709
  Accumulation Unit Value at end of
   period                                 $9.592         $8.634         $8.184         $7.475
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,599            946            709            364
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $8.567         $8.132         $7.530              -
  Accumulation Unit Value at end of
   period                                 $9.502         $8.567         $8.132              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,850          3,202          1,631              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.567         $8.132         $7.523              -
  Accumulation Unit Value at end of
   period                                 $9.502         $8.567         $8.132              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,850          3,202          1,631              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.559         $8.137         $7.455         $6.702
  Accumulation Unit Value at end of
   period                                 $9.480         $8.559         $8.137         $7.455
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,154            986            897            719
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.516         $8.108         $7.521              -
  Accumulation Unit Value at end of
   period                                 $9.417         $8.516         $8.108              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,172          1,140            754              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.741         $8.059         $6.505              -              -
  Accumulation Unit Value at end of
   period                                 $8.348         $8.741         $8.059              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                231            173             68              -              -
MFS MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.676         $4.437         $3.172         $6.638         $6.126
  Accumulation Unit Value at end of
   period                                 $5.263         $5.676         $4.437         $3.172         $6.638
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                520            645            577            507            495
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $5.548         $4.346         $3.113         $6.527         $6.036
  Accumulation Unit Value at end of
   period                                 $5.134         $5.548         $4.346         $3.113         $6.527
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 66             83             80             55             83
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.490         $4.305         $3.087         $6.479         $5.998
  Accumulation Unit Value at end of
   period                                 $5.076         $5.490         $4.305         $3.087         $6.479
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                272            335            341            374            426
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.906         $4.634         $3.324         $6.980         $6.465
  Accumulation Unit Value at end of
   period                                 $5.458         $5.906         $4.634         $3.324         $6.980
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                517            666            764            783            734
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $5.816         $4.570         $3.283         $6.905         $6.405
  Accumulation Unit Value at end of
   period                                 $5.366         $5.816         $4.570         $3.283         $6.905
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                464            693            606            521            514
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.816         $4.570         $3.283         $6.905         $6.405
  Accumulation Unit Value at end of
   period                                 $5.366         $5.816         $4.570         $3.283         $6.905
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                464            693            606            521            514
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.300         $4.170         $3.001         $6.320         $5.871
  Accumulation Unit Value at end of
   period                                 $4.882         $5.300         $4.170         $3.001         $6.320
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                372            518            606            685            904
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.280         $4.159         $2.996              -              -
  Accumulation Unit Value at end of
   period                                 $4.860         $5.280         $4.159              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 58             36             43              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.233         $4.124         $2.972         $6.269         $5.832
  Accumulation Unit Value at end of
   period                                 $4.814         $5.233         $4.124         $2.972         $6.269
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                443            502            508            560            453

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
MFS MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.055         $5.952         $5.266         $4.500
  Accumulation Unit Value at end of
   period                                 $6.126         $6.055         $5.952         $5.266
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                449            399            313            141
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $5.978         $5.888         $5.403              -
  Accumulation Unit Value at end of
   period                                 $6.036         $5.978         $5.888              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 94            111            100              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.946         $5.863         $5.203         $4.454
  Accumulation Unit Value at end of
   period                                 $5.998         $5.946         $5.863         $5.203
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                506            570            574            485
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.413         $6.326         $5.617         $4.809
  Accumulation Unit Value at end of
   period                                 $6.465         $6.413         $6.326         $5.617
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                787            835            932            703
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $6.362         $6.286         $5.771              -
  Accumulation Unit Value at end of
   period                                 $6.405         $6.362         $6.286              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                513            535            427              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.362         $6.286         $5.861              -
  Accumulation Unit Value at end of
   period                                 $6.405         $6.362         $6.286              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                513            535            427              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.841         $5.779         $5.147         $4.415
  Accumulation Unit Value at end of
   period                                 $5.871         $5.841         $5.779         $5.147
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,114          1,162          1,232          1,080
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.811         $5.758         $5.384              -
  Accumulation Unit Value at end of
   period                                 $5.832         $5.811         $5.758              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                433            482            439              -

42

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.536         $4.374         $3.160              -              -
  Accumulation Unit Value at end of
   period                                 $5.080         $5.536         $4.374              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 46             50             27              -              -
MFS NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $19.971        $14.847         $9.222        $15.407        $15.233
  Accumulation Unit Value at end of
   period                                $17.680        $19.971        $14.847         $9.222        $15.407
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                850            965          1,104          1,290          1,310
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $18.053        $13.448         $8.370        $14.012        $13.881
  Accumulation Unit Value at end of
   period                                $15.950        $18.053        $13.448         $8.370        $14.012
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                148            161            181            211            213
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.847        $13.308         $8.291        $13.893        $13.778
  Accumulation Unit Value at end of
   period                                $15.752        $17.847        $13.308         $8.291        $13.893
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                262            324            388            484            526
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.782         $8.790         $5.479         $9.186         $9.114
  Accumulation Unit Value at end of
   period                                $10.394        $11.782         $8.790         $5.479         $9.186
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                814            977          1,240          1,404          1,504
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.602         $8.669         $5.411         $9.086         $9.029
  Accumulation Unit Value at end of
   period                                $10.220        $11.602         $8.669         $5.411         $9.086
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,138          1,468          1,829          2,171          2,321
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.602         $8.669         $5.411         $9.086         $9.029
  Accumulation Unit Value at end of
   period                                $10.220        $11.602         $8.669         $5.411         $9.086
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,138          1,468          1,829          2,171          2,321
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.203        $12.873         $8.048        $13.533        $13.468
  Accumulation Unit Value at end of
   period                                $15.131        $17.203        $12.873         $8.048        $13.533
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                259            327            443            552            647
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.185        $12.872         $8.055              -              -
  Accumulation Unit Value at end of
   period                                $15.099        $17.185        $12.872              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                136             95             30              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.987        $12.730         $7.971        $13.424        $13.379
  Accumulation Unit Value at end of
   period                                $14.919        $16.987        $12.730         $7.971        $13.424
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                306            351            439            557            495

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
MFS NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.638        $13.135        $12.498        $10.467
  Accumulation Unit Value at end of
   period                                $15.233        $13.638        $13.135        $12.498
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                909            377            196             35
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.453        $12.017        $10.897              -
  Accumulation Unit Value at end of
   period                                $13.881        $12.453        $12.017              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                171            125             26              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.372        $11.951        $11.406         $9.569
  Accumulation Unit Value at end of
   period                                $13.778        $12.372        $11.951        $11.406
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                472            392            314            238
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.188         $7.913         $7.556         $6.341
  Accumulation Unit Value at end of
   period                                 $9.114         $8.188         $7.913         $7.556
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,206            797            595            376
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $8.124         $7.863         $7.134              -
  Accumulation Unit Value at end of
   period                                 $9.029         $8.124         $7.863              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,253          1,794            837              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.124         $7.863         $7.944              -
  Accumulation Unit Value at end of
   period                                 $9.029         $8.124         $7.863              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,253          1,794            837              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.136        $11.764        $11.267         $9.472
  Accumulation Unit Value at end of
   period                                $13.468        $12.136        $11.764        $11.267
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                719            625            536            423
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.074        $11.722        $11.875              -
  Accumulation Unit Value at end of
   period                                $13.379        $12.074        $11.722              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                518            578            310              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.044         $8.297         $5.208              -              -
  Accumulation Unit Value at end of
   period                                 $9.675        $11.044         $8.297              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                135            138             86              -              -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.402        $11.697        $10.207        $10.596        $10.307
  Accumulation Unit Value at end of
   period                                $13.061        $12.402        $11.697        $10.207        $10.596
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,353          1,358          1,188            949            641
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.259        $11.585        $10.129        $10.537        $10.269
  Accumulation Unit Value at end of
   period                                $12.884        $12.259        $11.585        $10.129        $10.537
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                109             99             89             61             38
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.188        $11.530        $10.091        $10.507        $10.251
  Accumulation Unit Value at end of
   period                                $12.797        $12.188        $11.530        $10.091        $10.507
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                400            371            369            231            177
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.152        $11.502        $10.072        $10.493        $10.241
  Accumulation Unit Value at end of
   period                                $12.753        $12.152        $11.502        $10.072        $10.493
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                773            921            914            719            475
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.047        $11.419        $10.014        $10.448        $10.214
  Accumulation Unit Value at end of
   period                                $12.624        $12.047        $11.419        $10.014        $10.448
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                975            968            894            654            458
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.047        $11.419        $10.014        $10.448        $10.214
  Accumulation Unit Value at end of
   period                                $12.624        $12.047        $11.419        $10.014        $10.448
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                975            968            894            654            458
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.942        $11.337         $9.957        $10.404        $10.186
  Accumulation Unit Value at end of
   period                                $12.495        $11.942        $11.337         $9.957        $10.404
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                336            367            320            306            155
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.873        $11.282         $9.919              -              -
  Accumulation Unit Value at end of
   period                                $12.411        $11.873        $11.282              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                137             64             29              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.838        $11.255         $9.900        $10.361        $10.158
  Accumulation Unit Value at end of
   period                                $12.368        $11.838        $11.255         $9.900        $10.361
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                302            433            412            367             89

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.040         $9.983              -              -
  Accumulation Unit Value at end of
   period                                $10.307        $10.040              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                177             27              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.024         $9.980              -              -
  Accumulation Unit Value at end of
   period                                $10.269        $10.024              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 30             17              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.016         $9.978              -              -
  Accumulation Unit Value at end of
   period                                $10.251        $10.016              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 76             31              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.012         $9.978              -              -
  Accumulation Unit Value at end of
   period                                $10.241        $10.012              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                156             10              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.000         $9.975              -              -
  Accumulation Unit Value at end of
   period                                $10.214        $10.000              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                226             91              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.000         $9.975              -              -
  Accumulation Unit Value at end of
   period                                $10.214        $10.000              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                226             91              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.988         $9.973              -              -
  Accumulation Unit Value at end of
   period                                $10.186         $9.988              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 98             21              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.975         $9.971              -              -
  Accumulation Unit Value at end of
   period                                $10.158         $9.975              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 29             10              -              -

44

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.668        $11.121         $9.806              -              -
  Accumulation Unit Value at end of
   period                                $12.159        $11.668        $11.121              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                132             84             28              -              -
MFS RESEARCH INTERNATIONAL SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.256        $12.126         $9.392        $16.527        $14.847
  Accumulation Unit Value at end of
   period                                $11.656        $13.256        $12.126         $9.392        $16.527
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                615            625            657            699            300
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.107        $12.013         $9.324        $16.439        $14.798
  Accumulation Unit Value at end of
   period                                $11.501        $13.107        $12.013         $9.324        $16.439
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 41             42             40             45             19
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.033        $11.957         $9.289        $16.395        $14.773
  Accumulation Unit Value at end of
   period                                $11.425        $13.033        $11.957         $9.289        $16.395
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                100            105            111            123             71
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.996        $11.929         $9.272        $16.373        $14.761
  Accumulation Unit Value at end of
   period                                $11.387        $12.996        $11.929         $9.272        $16.373
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                234            255            280            313            173
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.886        $11.846         $9.221        $16.307        $14.724
  Accumulation Unit Value at end of
   period                                $11.273        $12.886        $11.846         $9.221        $16.307
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                313            334            376            414            245
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.886        $11.846         $9.221        $16.307        $14.724
  Accumulation Unit Value at end of
   period                                $11.273        $12.886        $11.846         $9.221        $16.307
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                313            334            376            414            245
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.776        $11.763         $9.171        $16.242        $14.687
  Accumulation Unit Value at end of
   period                                $11.161        $12.776        $11.763         $9.171        $16.242
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 70             82            127            152             97
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.704        $11.708         $9.137              -              -
  Accumulation Unit Value at end of
   period                                $11.087        $12.704        $11.708              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             14             11              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.668        $11.681         $9.120        $16.177        $14.650
  Accumulation Unit Value at end of
   period                                $11.050        $12.668        $11.681         $9.120        $16.177
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 74             87            100            103             48

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
MFS RESEARCH INTERNATIONAL SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.985        $10.019              -              -
  Accumulation Unit Value at end of
   period                                $14.847        $11.985              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 57              3              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.969        $10.019              -              -
  Accumulation Unit Value at end of
   period                                $14.798        $11.969              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10              3              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.961        $10.019              -              -
  Accumulation Unit Value at end of
   period                                $14.773        $11.961              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13              1              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.957        $10.019              -              -
  Accumulation Unit Value at end of
   period                                $14.761        $11.957              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 57              4              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.945        $10.018              -              -
  Accumulation Unit Value at end of
   period                                $14.724        $11.945              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                129              5              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.945        $10.018              -              -
  Accumulation Unit Value at end of
   period                                $14.724        $11.945              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                129              5              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.933        $10.018              -              -
  Accumulation Unit Value at end of
   period                                $14.687        $11.933              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 64             10              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.921        $10.018              -              -
  Accumulation Unit Value at end of
   period                                $14.650        $11.921              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13              2              -              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.490        $11.545         $9.037              -              -
  Accumulation Unit Value at end of
   period                                $10.867        $12.490        $11.545              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 42             32             15              -              -
MFS RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.002        $10.496         $8.150        $12.925        $11.572
  Accumulation Unit Value at end of
   period                                $11.787        $12.002        $10.496         $8.150        $12.925
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 57             54             51             35             32
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.862        $10.395         $8.087        $12.851        $11.530
  Accumulation Unit Value at end of
   period                                $11.627        $11.862        $10.395         $8.087        $12.851
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             10             19              4              1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.793        $10.345         $8.056        $12.815        $11.508
  Accumulation Unit Value at end of
   period                                $11.548        $11.793        $10.345         $8.056        $12.815
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25             24             19             13             19
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.759        $10.320         $8.041        $12.797        $11.498
  Accumulation Unit Value at end of
   period                                $11.508        $11.759        $10.320         $8.041        $12.797
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 83            120            120             49             52
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.656        $10.245         $7.995        $12.742        $11.466
  Accumulation Unit Value at end of
   period                                $11.391        $11.656        $10.245         $7.995        $12.742
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 95            110            123             54             66
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.656        $10.245         $7.995        $12.742        $11.466
  Accumulation Unit Value at end of
   period                                $11.391        $11.656        $10.245         $7.995        $12.742
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 95            110            123             54             66
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.555        $10.171         $7.949        $12.688        $11.435
  Accumulation Unit Value at end of
   period                                $11.275        $11.555        $10.171         $7.949        $12.688
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             14             26             13             11
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.487        $10.122         $7.918              -              -
  Accumulation Unit Value at end of
   period                                $11.198        $11.487        $10.122              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13              9              7              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.454        $10.097         $7.903        $12.634        $11.403
  Accumulation Unit Value at end of
   period                                $11.160        $11.454        $10.097         $7.903        $12.634
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 40             47             41             17             18

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
MFS RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.617         $9.472              -              -
  Accumulation Unit Value at end of
   period                                $11.572        $10.617              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11              4              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.599         $9.469              -              -
  Accumulation Unit Value at end of
   period                                $11.530        $10.599              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              -              -              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.590         $9.468              -              -
  Accumulation Unit Value at end of
   period                                $11.508        $10.590              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10              8              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.586         $9.467              -              -
  Accumulation Unit Value at end of
   period                                $11.498        $10.586              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32             13              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.573         $9.464              -              -
  Accumulation Unit Value at end of
   period                                $11.466        $10.573              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32             18              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.573         $9.464              -              -
  Accumulation Unit Value at end of
   period                                $11.466        $10.573              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32             18              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.559         $9.462              -              -
  Accumulation Unit Value at end of
   period                                $11.435        $10.559              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              2              -              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.546         $9.459              -              -
  Accumulation Unit Value at end of
   period                                $11.403        $10.546              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              9              -              -

46

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.288         $9.976         $7.827              -              -
  Accumulation Unit Value at end of
   period                                $10.970        $11.288         $9.976              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              -              -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.485        $14.278        $12.261        $15.960        $15.523
  Accumulation Unit Value at end of
   period                                $15.548        $15.485        $14.278        $12.261        $15.960
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,379          5,949          6,318          6,881          6,616
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.141        $13.065        $11.242        $14.663        $14.290
  Accumulation Unit Value at end of
   period                                $14.170        $14.141        $13.065        $11.242        $14.663
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                542            605            655            725            831
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.980        $12.928        $11.136        $14.539        $14.183
  Accumulation Unit Value at end of
   period                                $13.994        $13.980        $12.928        $11.136        $14.539
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,336          1,541          1,773          2,097          2,467
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.210        $12.222        $10.533        $13.759        $13.429
  Accumulation Unit Value at end of
   period                                $13.217        $13.210        $12.222        $10.533        $13.759
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,066          3,786          4,324          4,731          5,143
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.008        $12.054        $10.403        $13.610        $13.303
  Accumulation Unit Value at end of
   period                                $12.996        $13.008        $12.054        $10.403        $13.610
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,555          6,223          6,658          7,330          8,125
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.008        $12.054        $10.403        $13.610        $13.303
  Accumulation Unit Value at end of
   period                                $12.996        $13.008        $12.054        $10.403        $13.610
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,555          6,223          6,658          7,330          8,125
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.476        $12.506        $10.810        $14.163        $13.864
  Accumulation Unit Value at end of
   period                                $13.443        $13.476        $12.506        $10.810        $14.163
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,144          1,457          1,713          1,980          2,606
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.461        $12.505        $10.819              -              -
  Accumulation Unit Value at end of
   period                                $13.415        $13.461        $12.505              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                620            395            163              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.306        $12.367        $10.706        $14.048        $13.773
  Accumulation Unit Value at end of
   period                                $13.254        $13.306        $12.367        $10.706        $14.048
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,244          1,582          1,868          1,959          2,070

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.061        $13.861        $12.621        $11.713
  Accumulation Unit Value at end of
   period                                $15.523        $14.061        $13.861        $12.621
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,959          1,860            923            164
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.970        $12.812        $12.173              -
  Accumulation Unit Value at end of
   period                                $14.290        $12.970        $12.812              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                770            505            167              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.886        $12.741        $11.636        $10.818
  Accumulation Unit Value at end of
   period                                $14.183        $12.886        $12.741        $11.636
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,222          2,017          1,873          1,442
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.207        $12.076        $11.034        $10.261
  Accumulation Unit Value at end of
   period                                $13.429        $12.207        $12.076        $11.034
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,234          3,332          3,082          2,204
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.111        $11.999        $11.406              -
  Accumulation Unit Value at end of
   period                                $13.303        $12.111        $11.999              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,399          5,461          2,465              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.111        $11.999        $11.126              -
  Accumulation Unit Value at end of
   period                                $13.303        $12.111        $11.999              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,399          5,461          2,465              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.641        $12.543        $11.495        $10.708
  Accumulation Unit Value at end of
   period                                $13.864        $12.641        $12.543        $11.495
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,716          2,572          2,581          2,125
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.576        $12.497        $11.620              -
  Accumulation Unit Value at end of
   period                                $13.773        $12.576        $12.497              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,991          2,026          1,297              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.382        $11.537        $10.012              -              -
  Accumulation Unit Value at end of
   period                                $12.303        $12.382        $11.537              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                305            213             95              -              -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.464        $14.962        $12.358        $18.581        $17.453
  Accumulation Unit Value at end of
   period                                $16.194        $16.464        $14.962        $12.358        $18.581
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,047          1,138          1,147          1,111            807
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $16.214        $14.764        $12.219        $18.408        $17.325
  Accumulation Unit Value at end of
   period                                $15.916        $16.214        $14.764        $12.219        $18.408
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 99             97             88             89             72
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.090        $14.666        $12.150        $18.322        $17.262
  Accumulation Unit Value at end of
   period                                $15.778        $16.090        $14.666        $12.150        $18.322
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                222            239            226            240            223
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.028        $14.617        $12.115        $18.279        $17.230
  Accumulation Unit Value at end of
   period                                $15.710        $16.028        $14.617        $12.115        $18.279
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                658            800            870            927            776
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $15.845        $14.471        $12.013        $18.152        $17.136
  Accumulation Unit Value at end of
   period                                $15.507        $15.845        $14.471        $12.013        $18.152
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                632            733            802            824            638
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.845        $14.471        $12.013        $18.152        $17.136
  Accumulation Unit Value at end of
   period                                $15.507        $15.845        $14.471        $12.013        $18.152
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                632            733            802            824            638
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.663        $14.327        $11.911        $18.025        $17.042
  Accumulation Unit Value at end of
   period                                $15.307        $15.663        $14.327        $11.911        $18.025
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                210            233            316            323            384
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.544        $14.232        $11.844              -              -
  Accumulation Unit Value at end of
   period                                $15.175        $15.544        $14.232              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 75             49             30              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.484        $14.185        $11.810        $17.899        $16.948
  Accumulation Unit Value at end of
   period                                $15.109        $15.484        $14.185        $11.810        $17.899
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                223            252            282            227            192

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.639        $13.912        $12.242        $10.607
  Accumulation Unit Value at end of
   period                                $17.453        $14.639        $13.912        $12.242
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                373            148             62             14
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.561        $13.865        $12.892              -
  Accumulation Unit Value at end of
   period                                $17.325        $14.561        $13.865              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 69             19              1              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.522        $13.842        $12.218        $10.604
  Accumulation Unit Value at end of
   period                                $17.262        $14.522        $13.842        $12.218
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                137            107             79              6
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.503        $13.831        $12.214        $10.604
  Accumulation Unit Value at end of
   period                                $17.230        $14.503        $13.831        $12.214
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                474            189            156             94
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.445        $13.796        $12.834              -
  Accumulation Unit Value at end of
   period                                $17.136        $14.445        $13.796              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                486            298            122              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.445        $13.796        $12.330              -
  Accumulation Unit Value at end of
   period                                $17.136        $14.445        $13.796              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                486            298            122              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.387        $13.761        $12.189        $10.601
  Accumulation Unit Value at end of
   period                                $17.042        $14.387        $13.761        $12.189
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                285            204            209             81
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.330        $13.727        $12.302              -
  Accumulation Unit Value at end of
   period                                $16.948        $14.330        $13.727              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                225            131             84              -

48

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.190        $13.950        $11.644              -              -
  Accumulation Unit Value at end of
   period                                $14.785        $15.190        $13.950              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 54             36              8              -              -
MUTUAL GLOBAL DISCOVERY SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $21.077        $19.081        $15.684        $22.220        $20.136
  Accumulation Unit Value at end of
   period                                $20.178        $21.077        $19.081        $15.684        $22.220
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,485          1,710          1,812          1,884          1,814
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $20.756        $18.828        $15.507        $22.013        $19.988
  Accumulation Unit Value at end of
   period                                $19.831        $20.756        $18.828        $15.507        $22.013
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                123            138            137            141            161
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $20.597        $18.703        $15.419        $21.911        $19.915
  Accumulation Unit Value at end of
   period                                $19.660        $20.597        $18.703        $15.419        $21.911
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                245            269            289            327            450
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.518        $18.641        $15.375        $21.859        $19.879
  Accumulation Unit Value at end of
   period                                $19.575        $20.518        $18.641        $15.375        $21.859
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,084          1,349          1,477          1,570          1,673
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $20.284        $18.455        $15.245        $21.707        $19.770
  Accumulation Unit Value at end of
   period                                $19.322        $20.284        $18.455        $15.245        $21.707
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,014          1,245          1,336          1,398          1,586
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.284        $18.455        $15.245        $21.707        $19.770
  Accumulation Unit Value at end of
   period                                $19.322        $20.284        $18.455        $15.245        $21.707
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,014          1,245          1,336          1,398          1,586
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.052        $18.272        $15.116        $21.555        $19.661
  Accumulation Unit Value at end of
   period                                $19.073        $20.052        $18.272        $15.116        $21.555
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                233            296            374            373            510
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.898        $18.150        $15.031              -              -
  Accumulation Unit Value at end of
   period                                $18.908        $19.898        $18.150              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                130            103             32              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.822        $18.090        $14.988        $21.405        $19.553
  Accumulation Unit Value at end of
   period                                $18.826        $19.822        $18.090        $14.988        $21.405
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                327            431            457            449            475

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
MUTUAL GLOBAL DISCOVERY SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.585        $14.496        $12.431        $10.546
  Accumulation Unit Value at end of
   period                                $20.136        $16.585        $14.496        $12.431
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,001            438            207             21
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $16.497        $14.448        $13.344              -
  Accumulation Unit Value at end of
   period                                $19.988        $16.497        $14.448              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                151             50             10              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.453        $14.424        $12.407        $10.543
  Accumulation Unit Value at end of
   period                                $19.915        $16.453        $14.424        $12.407
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                373            358            243             89
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.431        $14.412        $12.402        $10.542
  Accumulation Unit Value at end of
   period                                $19.879        $16.431        $14.412        $12.402
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,008            376            281            139
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $16.366        $14.376        $13.283              -
  Accumulation Unit Value at end of
   period                                $19.770        $16.366        $14.376              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,370            848            393              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.366        $14.376        $12.549              -
  Accumulation Unit Value at end of
   period                                $19.770        $16.366        $14.376              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,370            848            393              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.300        $14.340        $12.377        $10.539
  Accumulation Unit Value at end of
   period                                $19.661        $16.300        $14.340        $12.377
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                420            310            220            131
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.235        $14.304        $12.521              -
  Accumulation Unit Value at end of
   period                                $19.553        $16.235        $14.304              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                489            372            195              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.446        $17.790        $14.777              -              -
  Accumulation Unit Value at end of
   period                                $18.422        $19.446        $17.790              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                110             97             61              -              -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.838        $15.349        $12.342        $19.892        $19.484
  Accumulation Unit Value at end of
   period                                $16.439        $16.838        $15.349        $12.342        $19.892
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,172          7,237          8,060          8,853          9,553
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.849        $13.562        $10.928        $17.647        $17.320
  Accumulation Unit Value at end of
   period                                $14.468        $14.849        $13.562        $10.928        $17.647
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                729            894            964          1,098          1,279
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.679        $13.420        $10.824        $17.498        $17.191
  Accumulation Unit Value at end of
   period                                $14.288        $14.679        $13.420        $10.824        $17.498
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,083          1,287          1,534          1,747          2,139
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.057        $12.858        $10.376        $16.782        $16.495
  Accumulation Unit Value at end of
   period                                $13.676        $14.057        $12.858        $10.376        $16.782
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,354          4,424          5,344          6,010          6,775
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.842        $12.681        $10.248        $16.600        $16.342
  Accumulation Unit Value at end of
   period                                $13.447        $13.842        $12.681        $10.248        $16.600
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,170          7,770          8,836         10,001         11,385
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.842        $12.681        $10.248        $16.600        $16.342
  Accumulation Unit Value at end of
   period                                $13.447        $13.842        $12.681        $10.248        $16.600
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,170          7,770          8,836         10,001         11,385
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.150        $12.982        $10.507        $17.045        $16.805
  Accumulation Unit Value at end of
   period                                $13.725        $14.150        $12.982        $10.507        $17.045
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,061          1,371          1,724          2,001          2,584
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.134        $12.981        $10.517              -              -
  Accumulation Unit Value at end of
   period                                $13.696        $14.134        $12.981              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                468            336            151              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.972        $12.838        $10.406        $16.907        $16.694
  Accumulation Unit Value at end of
   period                                $13.532        $13.972        $12.838        $10.406        $16.907
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,194          1,470          1,768          1,928          2,134

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.683        $15.295        $13.764        $12.081
  Accumulation Unit Value at end of
   period                                $19.484        $16.683        $15.295        $13.764
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,695          4,108          2,075            304
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.859        $13.651        $12.732              -
  Accumulation Unit Value at end of
   period                                $17.320        $14.859        $13.651              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,211            850            209              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.763        $13.576        $12.254        $10.774
  Accumulation Unit Value at end of
   period                                $17.191        $14.763        $13.576        $12.254
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,076          1,985          1,717          1,173
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.173        $13.040        $11.776        $10.357
  Accumulation Unit Value at end of
   period                                $16.495        $14.173        $13.040        $11.776
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,344          4,161          3,929          2,693
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $14.062        $12.957        $12.090              -
  Accumulation Unit Value at end of
   period                                $16.342        $14.062        $12.957              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,624          8,636          4,210              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.062        $12.957        $11.842              -
  Accumulation Unit Value at end of
   period                                $16.342        $14.062        $12.957              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,624          8,636          4,210              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.482        $13.364        $12.105        $10.665
  Accumulation Unit Value at end of
   period                                $16.805        $14.482        $13.364        $12.105
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,752          2,577          2,399          1,969
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.408        $13.316        $12.204              -
  Accumulation Unit Value at end of
   period                                $16.694        $14.408        $13.316              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,125          2,145          1,327              -

50

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.176        $12.138         $9.863              -              -
  Accumulation Unit Value at end of
   period                                $12.730        $13.176        $12.138              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                246            239            106              -              -
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $28.091        $24.164        $14.131        $30.230        $23.737
  Accumulation Unit Value at end of
   period                                $23.370        $28.091        $24.164        $14.131        $30.230
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                398            474            472            424            454
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $23.896        $20.597        $12.069        $25.871        $20.355
  Accumulation Unit Value at end of
   period                                $19.841        $23.896        $20.597        $12.069        $25.871
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 44             51             57             55             66
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $23.623        $20.382        $11.955        $25.652        $20.203
  Accumulation Unit Value at end of
   period                                $19.595        $23.623        $20.382        $11.955        $25.652
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                132            144            181            143            216
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $28.388        $24.505        $14.380        $30.872        $24.326
  Accumulation Unit Value at end of
   period                                $23.535        $28.388        $24.505        $14.380        $30.872
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                296            376            414            404            436
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $27.955        $24.167        $14.203        $30.539        $24.099
  Accumulation Unit Value at end of
   period                                $23.141        $27.955        $24.167        $14.203        $30.539
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                382            588            560            467            661
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $27.955        $24.167        $14.203        $30.539        $24.099
  Accumulation Unit Value at end of
   period                                $23.141        $27.955        $24.167        $14.203        $30.539
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                382            588            560            467            661
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $22.771        $19.716        $11.605        $24.989        $19.749
  Accumulation Unit Value at end of
   period                                $18.822        $22.771        $19.716        $11.605        $24.989
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                138            176            193            200            259
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $22.747        $19.714        $11.615              -              -
  Accumulation Unit Value at end of
   period                                $18.783        $22.747        $19.714              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 72             67             29              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $22.486        $19.497        $11.493        $24.786        $19.618
  Accumulation Unit Value at end of
   period                                $18.558        $22.486        $19.497        $11.493        $24.786
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                118            159            201            167            170

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.733        $14.862        $12.067         $8.935
  Accumulation Unit Value at end of
   period                                $23.737        $18.733        $14.862        $12.067
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                304            159             51              6
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $16.096        $12.796        $11.432              -
  Accumulation Unit Value at end of
   period                                $20.355        $16.096        $12.796              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 66             56             35              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.992        $12.725        $10.363         $7.687
  Accumulation Unit Value at end of
   period                                $20.203        $15.992        $12.725        $10.363
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                198            153            104             59
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.265        $15.338        $12.497         $9.273
  Accumulation Unit Value at end of
   period                                $24.326        $19.265        $15.338        $12.497
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                304            265            150             81
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $19.114        $15.240        $13.623              -
  Accumulation Unit Value at end of
   period                                $24.099        $19.114        $15.240              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                568            399            115              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.114        $15.240        $12.800              -
  Accumulation Unit Value at end of
   period                                $24.099        $19.114        $15.240              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                568            399            115              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.687        $12.527        $10.237         $7.609
  Accumulation Unit Value at end of
   period                                $19.749        $15.687        $12.527        $10.237
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                240            232            179            106
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.607        $12.481        $10.512              -
  Accumulation Unit Value at end of
   period                                $19.618        $15.607        $12.481              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                165            157             90              -

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $26.610        $23.131        $13.670              -              -
  Accumulation Unit Value at end of
   period                                $21.907        $26.610        $23.131              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25             18             10              -              -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.051        $13.138         $9.717        $16.519        $14.502
  Accumulation Unit Value at end of
   period                                $12.388        $14.051        $13.138         $9.717        $16.519
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,603          2,772          2,928          3,305          3,379
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.225        $12.390         $9.182        $15.642        $13.759
  Accumulation Unit Value at end of
   period                                $11.637        $13.225        $12.390         $9.182        $15.642
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                399            430            457            505            514
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.074        $12.260         $9.095        $15.509        $13.656
  Accumulation Unit Value at end of
   period                                $11.492        $13.074        $12.260         $9.095        $15.509
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                659            726            891          1,049          1,192
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.498        $11.726         $8.703        $14.848        $13.081
  Accumulation Unit Value at end of
   period                                $10.980        $12.498        $11.726         $8.703        $14.848
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,310          1,625          1,877          2,174          2,381
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.307        $11.565         $8.596        $14.688        $12.959
  Accumulation Unit Value at end of
   period                                $10.797        $12.307        $11.565         $8.596        $14.688
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,671          3,346          3,902          4,558          4,767
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.307        $11.565         $8.596        $14.688        $12.959
  Accumulation Unit Value at end of
   period                                $10.797        $12.307        $11.565         $8.596        $14.688
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,671          3,346          3,902          4,558          4,767
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.602        $11.860         $8.829        $15.108        $13.349
  Accumulation Unit Value at end of
   period                                $11.039        $12.602        $11.860         $8.829        $15.108
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                543            700            825            995          1,216
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.589        $11.859         $8.837              -              -
  Accumulation Unit Value at end of
   period                                $11.016        $12.589        $11.859              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                446            294            112              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.444        $11.728         $8.744        $14.985        $13.261
  Accumulation Unit Value at end of
   period                                $10.884        $12.444        $11.728         $8.744        $14.985
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                903          1,085          1,274          1,485          1,495
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.715        $11.069         $8.273              -              -
  Accumulation Unit Value at end of
   period                                $10.221        $11.715        $11.069              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                233            151             91              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.104        $11.136         $9.523         $7.775
  Accumulation Unit Value at end of
   period                                $14.502        $12.104        $11.136         $9.523
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,739          1,634            847             96
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.506        $10.607         $9.671              -
  Accumulation Unit Value at end of
   period                                $13.759        $11.506        $10.607              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                533            355            103              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.432        $10.549         $9.048         $7.401
  Accumulation Unit Value at end of
   period                                $13.656        $11.432        $10.549         $9.048
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,167          1,012            803            306
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.956        $10.115         $8.680         $7.102
  Accumulation Unit Value at end of
   period                                $13.081        $10.956        $10.115         $8.680
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,146          1,580          1,285            697
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.870        $10.051         $9.168              -
  Accumulation Unit Value at end of
   period                                $12.959        $10.870        $10.051              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,966          4,328          2,456              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.870        $10.051         $8.822              -
  Accumulation Unit Value at end of
   period                                $12.959        $10.870        $10.051              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,966          4,328          2,456              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.214        $10.385         $8.938         $7.326
  Accumulation Unit Value at end of
   period                                $13.349        $11.214        $10.385         $8.938
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,178          1,023            944            670
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.157        $10.347         $9.107              -
  Accumulation Unit Value at end of
   period                                $13.261        $11.157        $10.347              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,596          1,616          1,192              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -

52

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.440        $12.684         $9.807        $17.234        $17.068
  Accumulation Unit Value at end of
   period                                $12.334        $13.440        $12.684         $9.807        $17.234
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,449          6,447          7,255          8,123          9,032
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.341        $11.670         $9.041        $15.920        $15.798
  Accumulation Unit Value at end of
   period                                $11.303        $12.341        $11.670         $9.041        $15.920
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                641            796            902          1,010          1,188
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.199        $11.548         $8.955        $15.785        $15.680
  Accumulation Unit Value at end of
   period                                $11.163        $12.199        $11.548         $8.955        $15.785
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                683            822          1,027          1,194          1,528
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.025        $11.389         $8.836        $15.583        $15.486
  Accumulation Unit Value at end of
   period                                $10.997        $12.025        $11.389         $8.836        $15.583
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,394          3,127          3,809          4,386          5,011
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.841        $11.232         $8.727        $15.414        $15.342
  Accumulation Unit Value at end of
   period                                $10.813        $11.841        $11.232         $8.727        $15.414
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,521          6,857          7,950          9,103         10,657
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.841        $11.232         $8.727        $15.414        $15.342
  Accumulation Unit Value at end of
   period                                $10.813        $11.841        $11.232         $8.727        $15.414
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,521          6,857          7,950          9,103         10,657
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.760        $11.171         $8.693        $15.377        $15.328
  Accumulation Unit Value at end of
   period                                $10.722        $11.760        $11.171         $8.693        $15.377
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                689            875          1,050          1,233          1,655
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.747        $11.170         $8.701              -              -
  Accumulation Unit Value at end of
   period                                $10.700        $11.747        $11.170              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                353            240             97              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.612        $11.047         $8.610        $15.252        $15.227
  Accumulation Unit Value at end of
   period                                $10.572        $11.612        $11.047         $8.610        $15.252
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                957          1,155          1,377          1,512          1,750
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.272        $10.750         $8.399              -              -
  Accumulation Unit Value at end of
   period                                $10.236        $11.272        $10.750              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                107            116             61              -              -

                                                         AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003
--------------------------------------  -----------------------------------------------------
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.202        $13.223        $11.552         $9.590
  Accumulation Unit Value at end of
   period                                $17.068        $14.202        $13.223        $11.552
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,655          4,070          1,828            177
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $13.172        $12.289        $11.312              -
  Accumulation Unit Value at end of
   period                                $15.798        $13.172        $12.289              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,106            765             80              -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.087        $12.221        $10.708         $8.905
  Accumulation Unit Value at end of
   period                                $15.680        $13.087        $12.221        $10.708
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,620          1,275            915            394
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.932        $12.082        $10.592         $8.811
  Accumulation Unit Value at end of
   period                                $15.486        $12.932        $12.082        $10.592
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,865          2,848          2,481          1,598
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $12.830        $12.006        $11.057              -
  Accumulation Unit Value at end of
   period                                $15.342        $12.830        $12.006              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,184          8,474          3,797              -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.830        $12.006        $10.750              -
  Accumulation Unit Value at end of
   period                                $15.342        $12.830        $12.006              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,184          8,474          3,797              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.838        $12.031        $10.578         $8.815
  Accumulation Unit Value at end of
   period                                $15.328        $12.838        $12.031        $10.578
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,647          1,475          1,135            835
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.772        $11.987        $10.763              -
  Accumulation Unit Value at end of
   period                                $15.227        $12.772        $11.987              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,945          1,941          1,097              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -



(a)  Inception date May 2, 2011.

-------------------------------------------------------------------------------


CHASE (1)



                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST CORE BOND
 PORTFOLIO I
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.722          $11.805          $10.913          $10.918
  Accumulation Unit Value at end of
   period                                  $13.488          $12.722          $11.805          $10.913
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,152            3,368            3,550            2,412
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $18.959          $17.627          $16.328          $16.368
  Accumulation Unit Value at end of
   period                                  $20.060          $18.959          $17.627          $16.328
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  217              247              264              181
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.467          $11.603          $10.758          $10.796
  Accumulation Unit Value at end of
   period                                  $13.178          $12.467          $11.603          $10.758
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  312              356              407              280
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.425          $11.570          $10.733          $10.775
  Accumulation Unit Value at end of
   period                                  $13.127          $12.425          $11.570          $10.733
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.300          $11.470          $10.657          $10.715
  Accumulation Unit Value at end of
   period                                  $12.975          $12.300          $11.470          $10.657
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,259            2,562            2,811            1,927
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.300          $11.470          $10.657          $10.715
  Accumulation Unit Value at end of
   period                                  $12.975          $12.300          $11.470          $10.657
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,259            2,562            2,811            1,927
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.176          $11.372          $10.581          $10.655
  Accumulation Unit Value at end of
   period                                  $12.825          $12.176          $11.372          $10.581
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    9               10                9                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.176          $11.372          $10.581          $10.655
  Accumulation Unit Value at end of
   period                                  $12.825          $12.176          $11.372          $10.581
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    9               10                9                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.676          $10.915          $10.166                -
  Accumulation Unit Value at end of
   period                                  $12.286          $11.676          $10.915                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  133               65               24                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.054          $11.274          $10.506          $10.595
  Accumulation Unit Value at end of
   period                                  $12.677          $12.054          $11.274          $10.506
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  197              234              249              189

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
--------------------------------------  -------------------------------------------------------------
JPMORGAN INSURANCE TRUST CORE BOND
 PORTFOLIO I
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.410          $10.132          $10.030           $9.637
  Accumulation Unit Value at end of
   period                                  $10.918          $10.410          $10.132          $10.030
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,382            1,524              824              188
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $15.638          $15.251          $15.128          $15.114
  Accumulation Unit Value at end of
   period                                  $16.368          $15.638          $15.251          $15.128
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  196              144               91               13
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.324          $10.079          $10.008           $9.632
  Accumulation Unit Value at end of
   period                                  $10.796          $10.324          $10.079          $10.008
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  303              190               80               27
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.310          $10.071          $10.004           $9.631
  Accumulation Unit Value at end of
   period                                  $10.775          $10.310          $10.071          $10.004
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.268          $10.044           $9.993           $9.988
  Accumulation Unit Value at end of
   period                                  $10.715          $10.268          $10.044           $9.993
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,025            1,733            1,328              335
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.268          $10.044           $9.993           $9.628
  Accumulation Unit Value at end of
   period                                  $10.715          $10.268          $10.044           $9.993
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,025            1,733            1,328              335
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.225          $10.018           $9.982           $9.625
  Accumulation Unit Value at end of
   period                                  $10.655          $10.225          $10.018           $9.982
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.225          $10.018           $9.982           $9.625
  Accumulation Unit Value at end of
   period                                  $10.655          $10.225          $10.018           $9.982
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.183           $9.991           $9.970           $9.622
  Accumulation Unit Value at end of
   period                                  $10.595          $10.183           $9.991           $9.970
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  232              169               99               28

54

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.603          $10.880          $10.164                -
  Accumulation Unit Value at end of
   period                                  $12.172          $11.603          $10.880                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   14               10                9                -
JPMORGAN INSURANCE TRUST EQUITY INDEX
 PORTFOLIO I
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.410          $10.109           $8.104          $13.081
  Accumulation Unit Value at end of
   period                                  $11.449          $11.410          $10.109           $8.104
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,582            1,730            1,895            1,852
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.268          $10.003           $8.035          $12.996
  Accumulation Unit Value at end of
   period                                  $11.284          $11.268          $10.003           $8.035
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  187              202              227              228
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.181           $9.936           $7.989          $12.934
  Accumulation Unit Value at end of
   period                                  $11.186          $11.181           $9.936           $7.989
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  184              206              228              237
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.144           $9.907           $7.970          $12.910
  Accumulation Unit Value at end of
   period                                  $11.143          $11.144           $9.907           $7.970
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.031           $9.822           $7.913          $12.838
  Accumulation Unit Value at end of
   period                                  $11.014          $11.031           $9.822           $7.913
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  993            1,208            1,424            1,478
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.031           $9.822           $7.913          $12.838
  Accumulation Unit Value at end of
   period                                  $11.014          $11.031           $9.822           $7.913
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  993            1,208            1,424            1,478
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.920           $9.738           $7.857          $12.766
  Accumulation Unit Value at end of
   period                                  $10.887          $10.920           $9.738           $7.857
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.920           $9.738           $7.857          $12.766
  Accumulation Unit Value at end of
   period                                  $10.887          $10.920           $9.738           $7.857
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.129          $12.612          $10.186                -
  Accumulation Unit Value at end of
   period                                  $14.071          $14.129          $12.612                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   45               26               15                -

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
--------------------------------------  -------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
JPMORGAN INSURANCE TRUST EQUITY INDEX
 PORTFOLIO I
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.615          $11.079          $10.750          $10.085
  Accumulation Unit Value at end of
   period                                  $13.081          $12.615          $11.079          $10.750
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,480            1,079              635              160
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.559          $11.051          $10.745          $10.021
  Accumulation Unit Value at end of
   period                                  $12.996          $12.559          $11.051          $10.745
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  204              175              120               19
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.512          $11.021          $10.726          $10.079
  Accumulation Unit Value at end of
   period                                  $12.934          $12.512          $11.021          $10.726
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  201              143               65               23
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.495          $11.011          $10.722          $10.078
  Accumulation Unit Value at end of
   period                                  $12.910          $12.495          $11.011          $10.722
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.443          $10.982          $10.710           $9.993
  Accumulation Unit Value at end of
   period                                  $12.838          $12.443          $10.982          $10.710
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,252            1,199              978              261
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.443          $10.982          $10.710          $10.075
  Accumulation Unit Value at end of
   period                                  $12.838          $12.443          $10.982          $10.710
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,252            1,199              978              261
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.392          $10.953          $10.698          $10.072
  Accumulation Unit Value at end of
   period                                  $12.766          $12.392          $10.953          $10.698
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.392          $10.953          $10.698          $10.072
  Accumulation Unit Value at end of
   period                                  $12.766          $12.392          $10.953          $10.698
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.810           $9.654           $7.801          $12.694
  Accumulation Unit Value at end of
   period                                  $10.761          $10.810           $9.654           $7.801
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  133              156              168              180
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.040          $12.570          $10.183                -
  Accumulation Unit Value at end of
   period                                  $13.941          $14.040          $12.570                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4                4                5                -
JPMORGAN INSURANCE TRUST INTREPID
 GROWTH PORTFOLIO I
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.365           $9.922           $7.487          $12.486
  Accumulation Unit Value at end of
   period                                  $11.421          $11.365           $9.922           $7.487
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  176              187              208              209
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $16.672          $14.584          $11.027          $18.426
  Accumulation Unit Value at end of
   period                                  $16.720          $16.672          $14.584          $11.027
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   12               14               14               14
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.137           $9.753           $7.381          $12.347
  Accumulation Unit Value at end of
   period                                  $11.158          $11.137           $9.753           $7.381
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   30               33               35               37
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.100           $9.725           $7.364          $12.323
  Accumulation Unit Value at end of
   period                                  $11.115          $11.100           $9.725           $7.364
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.988           $9.641           $7.312          $12.254
  Accumulation Unit Value at end of
   period                                  $10.987          $10.988           $9.641           $7.312
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   85              100              114              114
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.988           $9.641           $7.312          $12.254
  Accumulation Unit Value at end of
   period                                  $10.987          $10.988           $9.641           $7.312
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   85              100              114              114
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.877           $9.558           $7.260          $12.185
  Accumulation Unit Value at end of
   period                                  $10.860          $10.877           $9.558           $7.260
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.877           $9.558           $7.260          $12.185
  Accumulation Unit Value at end of
   period                                  $10.860          $10.877           $9.558           $7.260
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
--------------------------------------  -------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.341          $10.925          $10.686          $10.069
  Accumulation Unit Value at end of
   period                                  $12.694          $12.341          $10.925          $10.686
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  164              140               81               28
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
JPMORGAN INSURANCE TRUST INTREPID
 GROWTH PORTFOLIO I
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.346          $10.913          $10.530          $10.084
  Accumulation Unit Value at end of
   period                                  $12.486          $11.346          $10.913          $10.530
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   78                5                7                2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $16.777          $16.170          $15.632          $14.511
  Accumulation Unit Value at end of
   period                                  $18.426          $16.777          $16.170          $15.632
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    9                6                1                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.252          $10.856          $10.506          $10.078
  Accumulation Unit Value at end of
   period                                  $12.347          $11.252          $10.856          $10.506
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   18                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.237          $10.847          $10.502          $10.077
  Accumulation Unit Value at end of
   period                                  $12.323          $11.237          $10.847          $10.502
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.191          $10.818          $10.490           $9.742
  Accumulation Unit Value at end of
   period                                  $12.254          $11.191          $10.818          $10.490
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   36                9                4                7
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.191          $10.818          $10.490          $10.074
  Accumulation Unit Value at end of
   period                                  $12.254          $11.191          $10.818          $10.490
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   36                9                4                7
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.145          $10.790          $10.478          $10.071
  Accumulation Unit Value at end of
   period                                  $12.185          $11.145          $10.790          $10.478
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.145          $10.790          $10.478          $10.071
  Accumulation Unit Value at end of
   period                                  $12.185          $11.145          $10.790          $10.478
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -

56

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.393          $13.539          $10.294                -
  Accumulation Unit Value at end of
   period                                  $15.352          $15.393          $13.539                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4                2                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.768           $9.476           $7.208          $12.117
  Accumulation Unit Value at end of
   period                                  $10.734          $10.768           $9.476           $7.208
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    8                9               10               11
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.296          $13.495          $10.291                -
  Accumulation Unit Value at end of
   period                                  $15.210          $15.296          $13.495                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
JPMORGAN INSURANCE TRUST INTREPID MID
 CAP PORTFOLIO I
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.885          $11.775           $8.797          $14.574
  Accumulation Unit Value at end of
   period                                  $13.490          $13.885          $11.775           $8.797
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  309              334              367              394
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $30.917          $26.271          $19.667          $32.646
  Accumulation Unit Value at end of
   period                                  $29.977          $30.917          $26.271          $19.667
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   11               12               13               13
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.607          $11.574           $8.673          $14.411
  Accumulation Unit Value at end of
   period                                  $13.180          $13.607          $11.574           $8.673
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   53               53               57               62
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.561          $11.540           $8.652          $14.384
  Accumulation Unit Value at end of
   period                                  $13.129          $13.561          $11.540           $8.652
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $13.424          $11.441           $8.591          $14.303
  Accumulation Unit Value at end of
   period                                  $12.977          $13.424          $11.441           $8.591
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  259              299              333              352
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.424          $11.441           $8.591          $14.303
  Accumulation Unit Value at end of
   period                                  $12.977          $13.424          $11.441           $8.591
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  259              299              333              352
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.289          $11.343           $8.530          $14.223
  Accumulation Unit Value at end of
   period                                  $12.827          $13.289          $11.343           $8.530
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
--------------------------------------  -------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.099          $10.762          $10.466          $10.068
  Accumulation Unit Value at end of
   period                                  $12.117          $11.099          $10.762          $10.466
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
JPMORGAN INSURANCE TRUST INTREPID MID
 CAP PORTFOLIO I
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.360          $12.755          $11.041           $9.960
  Accumulation Unit Value at end of
   period                                  $14.574          $14.360          $12.755          $11.041
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  301              143               21               11
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $32.232          $28.686          $24.880          $22.477
  Accumulation Unit Value at end of
   period                                  $32.646          $32.232          $28.686          $24.880
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   10                7                1                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.242          $12.688          $11.016           $9.954
  Accumulation Unit Value at end of
   period                                  $14.411          $14.242          $12.688          $11.016
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   49               24                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.223          $12.677          $11.012           $9.953
  Accumulation Unit Value at end of
   period                                  $14.384          $14.223          $12.677          $11.012
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $14.164          $12.644          $10.999           $9.942
  Accumulation Unit Value at end of
   period                                  $14.303          $14.164          $12.644          $10.999
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  337              216               34                5
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.164          $12.644          $10.999           $9.950
  Accumulation Unit Value at end of
   period                                  $14.303          $14.164          $12.644          $10.999
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  337              216               34                5
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.106          $12.611          $10.987           $9.947
  Accumulation Unit Value at end of
   period                                  $14.223          $14.106          $12.611          $10.987
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.289          $11.343           $8.530          $14.223
  Accumulation Unit Value at end of
   period                                  $12.827          $13.289          $11.343           $8.530
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.553          $14.143          $10.646                -
  Accumulation Unit Value at end of
   period                                  $15.962          $16.553          $14.143                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   11                3                2                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.155          $11.246           $8.469          $14.143
  Accumulation Unit Value at end of
   period                                  $12.679          $13.155          $11.246           $8.469
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   22               23               25               29
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.449          $14.097          $10.643                -
  Accumulation Unit Value at end of
   period                                  $15.814          $16.449          $14.097                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
JPMORGAN INSURANCE TRUST MID CAP
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.311          $11.546           $8.181          $14.752
  Accumulation Unit Value at end of
   period                                  $13.250          $14.311          $11.546           $8.181
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  301              333              372              411
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $14.133          $11.425           $8.112          $14.656
  Accumulation Unit Value at end of
   period                                  $13.060          $14.133          $11.425           $8.112
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   36               38               45               48
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.024          $11.348           $8.065          $14.587
  Accumulation Unit Value at end of
   period                                  $12.946          $14.024          $11.348           $8.065
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   27               32               38               43
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.976          $11.316           $8.046          $14.559
  Accumulation Unit Value at end of
   period                                  $12.896          $13.976          $11.316           $8.046
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $13.836          $11.218           $7.989          $14.477
  Accumulation Unit Value at end of
   period                                  $12.747          $13.836          $11.218           $7.989
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  347              394              447              432
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.836          $11.218           $7.989          $14.477
  Accumulation Unit Value at end of
   period                                  $12.747          $13.836          $11.218           $7.989
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  347              394              447              432

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
--------------------------------------  -------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.106          $12.611          $10.987           $9.947
  Accumulation Unit Value at end of
   period                                  $14.223          $14.106          $12.611          $10.987
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.048          $12.577          $10.974           $9.944
  Accumulation Unit Value at end of
   period                                  $14.143          $14.048          $12.577          $10.974
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   24               14                3                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
JPMORGAN INSURANCE TRUST MID CAP
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.753          $11.605          $10.588           $9.930
  Accumulation Unit Value at end of
   period                                  $14.752          $12.753          $11.605          $10.588
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  413              348              213               62
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.696          $11.576          $10.583           $9.691
  Accumulation Unit Value at end of
   period                                  $14.656          $12.696          $11.576          $10.583
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   50               45               26                5
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.649          $11.544          $10.564           $9.924
  Accumulation Unit Value at end of
   period                                  $14.587          $12.649          $11.544          $10.564
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   45               36               13                5
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.631          $11.534          $10.560           $9.923
  Accumulation Unit Value at end of
   period                                  $14.559          $12.631          $11.534          $10.560
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.579          $11.504          $10.548           $9.664
  Accumulation Unit Value at end of
   period                                  $14.477          $12.579          $11.504          $10.548
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  477              500              369               93
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.579          $11.504          $10.548           $9.920
  Accumulation Unit Value at end of
   period                                  $14.477          $12.579          $11.504          $10.548
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  477              500              369               93

58

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.696          $11.122           $7.932          $14.396
  Accumulation Unit Value at end of
   period                                  $12.599          $13.696          $11.122           $7.932
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.696          $11.122           $7.932          $14.396
  Accumulation Unit Value at end of
   period                                  $12.599          $13.696          $11.122           $7.932
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $17.843          $14.504          $10.355                -
  Accumulation Unit Value at end of
   period                                  $16.398          $17.843          $14.504                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   21                7                4                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.558          $11.026           $7.876          $14.316
  Accumulation Unit Value at end of
   period                                  $12.454          $13.558          $11.026           $7.876
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   25               31               38               42
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $17.731          $14.457          $10.352                -
  Accumulation Unit Value at end of
   period                                  $16.246          $17.731          $14.457                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                1                1                -
JPMORGAN INSURANCE TRUST MID CAP VALUE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.310          $10.928           $8.660          $13.606
  Accumulation Unit Value at end of
   period                                  $13.415          $13.310          $10.928           $8.660
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  241              288              293              309
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $21.407          $17.611          $13.984          $22.015
  Accumulation Unit Value at end of
   period                                  $21.533          $21.407          $17.611          $13.984
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   17               22               25               26
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.043          $10.741           $8.537          $13.453
  Accumulation Unit Value at end of
   period                                  $13.107          $13.043          $10.741           $8.537
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   23               25               31               30
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.999          $10.710           $8.517          $13.428
  Accumulation Unit Value at end of
   period                                  $13.056          $12.999          $10.710           $8.517
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.868          $10.618           $8.457          $13.353
  Accumulation Unit Value at end of
   period                                  $12.905          $12.868          $10.618           $8.457
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  217              266              304              350

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
--------------------------------------  -------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.527          $11.474          $10.537           $9.917
  Accumulation Unit Value at end of
   period                                  $14.396          $12.527          $11.474          $10.537
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.527          $11.474          $10.537           $9.917
  Accumulation Unit Value at end of
   period                                  $14.396          $12.527          $11.474          $10.537
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.476          $11.444          $10.525           $9.914
  Accumulation Unit Value at end of
   period                                  $14.316          $12.476          $11.444          $10.525
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   39               37               24                7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
JPMORGAN INSURANCE TRUST MID CAP VALUE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.665          $11.867          $10.959           $9.938
  Accumulation Unit Value at end of
   period                                  $13.606          $13.665          $11.867          $10.959
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  310              291              237               62
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $22.155          $19.278          $17.839          $16.528
  Accumulation Unit Value at end of
   period                                  $22.015          $22.155          $19.278          $17.839
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   28               29               22                3
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.553          $11.805          $10.934           $9.932
  Accumulation Unit Value at end of
   period                                  $13.453          $13.553          $11.805          $10.934
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   31               31               17                5
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.534          $11.794          $10.930           $9.931
  Accumulation Unit Value at end of
   period                                  $13.428          $13.534          $11.794          $10.930
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $13.479          $11.763          $10.918          $10.120
  Accumulation Unit Value at end of
   period                                  $13.353          $13.479          $11.763          $10.918
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  376              414              364               72

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.868          $10.618           $8.457          $13.353
  Accumulation Unit Value at end of
   period                                  $12.905          $12.868          $10.618           $8.457
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  217              266              304              350
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.738          $10.527           $8.397          $13.278
  Accumulation Unit Value at end of
   period                                  $12.756          $12.738          $10.527           $8.397
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.738          $10.527           $8.397          $13.278
  Accumulation Unit Value at end of
   period                                  $12.756          $12.738          $10.527           $8.397
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.160          $13.368          $10.673                -
  Accumulation Unit Value at end of
   period                                  $16.166          $16.160          $13.368                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   16                9                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.610          $10.436           $8.337          $13.203
  Accumulation Unit Value at end of
   period                                  $12.608          $12.610          $10.436           $8.337
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   20               26               28               30
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.059          $13.324          $10.671                -
  Accumulation Unit Value at end of
   period                                  $16.017          $16.059          $13.324                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1                1                -
JPMORGAN INSURANCE TRUST U.S. EQUITY
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.742          $11.371           $8.622          $13.403
  Accumulation Unit Value at end of
   period                                  $12.336          $12.742          $11.371           $8.622
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  338              357              369              389
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $19.934          $17.826          $13.543          $21.095
  Accumulation Unit Value at end of
   period                                  $19.261          $19.934          $17.826          $13.543
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   25               26               29               31
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.486          $11.177           $8.500          $13.253
  Accumulation Unit Value at end of
   period                                  $12.053          $12.486          $11.177           $8.500
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   37               41               44               49
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.444          $11.145           $8.480          $13.229
  Accumulation Unit Value at end of
   period                                  $12.006          $12.444          $11.145           $8.480
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
--------------------------------------  -------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.479          $11.763          $10.918           $9.928
  Accumulation Unit Value at end of
   period                                  $13.353          $13.479          $11.763          $10.918
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  376              414              364               72
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.423          $11.732          $10.906           $9.925
  Accumulation Unit Value at end of
   period                                  $13.278          $13.423          $11.732          $10.906
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.423          $11.732          $10.906           $9.925
  Accumulation Unit Value at end of
   period                                  $13.278          $13.423          $11.732          $10.906
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.368          $11.702          $10.893           $9.922
  Accumulation Unit Value at end of
   period                                  $13.203          $13.368          $11.702          $10.893
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   31               33               32                7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
JPMORGAN INSURANCE TRUST U.S. EQUITY
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.300          $10.734          $10.632          $10.072
  Accumulation Unit Value at end of
   period                                  $13.403          $12.300          $10.734          $10.632
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  385              317              187               49
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $19.398          $16.962          $16.835          $15.747
  Accumulation Unit Value at end of
   period                                  $21.095          $19.398          $16.962          $16.835
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   33               30               19                4
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.199          $10.678          $10.608          $10.066
  Accumulation Unit Value at end of
   period                                  $13.253          $12.199          $10.678          $10.608
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   55               44               20                7
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.182          $10.668          $10.604          $10.065
  Accumulation Unit Value at end of
   period                                  $13.229          $12.182          $10.668          $10.604
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -

60

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.319          $11.049           $8.419          $13.154
  Accumulation Unit Value at end of
   period                                  $11.867          $12.319          $11.049           $8.419
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  236              291              308              348
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.319          $11.049           $8.419          $13.154
  Accumulation Unit Value at end of
   period                                  $11.867          $12.319          $11.049           $8.419
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  236              291              308              348
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.195          $10.954           $8.360          $13.081
  Accumulation Unit Value at end of
   period                                  $11.730          $12.195          $10.954           $8.360
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.195          $10.954           $8.360          $13.081
  Accumulation Unit Value at end of
   period                                  $11.730          $12.195          $10.954           $8.360
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.948          $13.441          $10.267                -
  Accumulation Unit Value at end of
   period                                  $14.364          $14.948          $13.441                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   11                5                2                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.072          $10.860           $8.300          $13.007
  Accumulation Unit Value at end of
   period                                  $11.595          $12.072          $10.860           $8.300
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   32               36               38               43
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.855          $13.397          $10.265                -
  Accumulation Unit Value at end of
   period                                  $14.231          $14.855          $13.397                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1                1                -

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
--------------------------------------  -------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.132          $10.640          $10.593           $9.913
  Accumulation Unit Value at end of
   period                                  $13.154          $12.132          $10.640          $10.593
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  350              358              284               75
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.132          $10.640          $10.593          $10.062
  Accumulation Unit Value at end of
   period                                  $13.154          $12.132          $10.640          $10.593
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  350              358              284               75
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.082          $10.613          $10.581          $10.059
  Accumulation Unit Value at end of
   period                                  $13.081          $12.082          $10.613          $10.581
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.082          $10.613          $10.581          $10.059
  Accumulation Unit Value at end of
   period                                  $13.081          $12.082          $10.613          $10.581
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.032          $10.585          $10.569          $10.056
  Accumulation Unit Value at end of
   period                                  $13.007          $12.032          $10.585          $10.569
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   44               43               24                9
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -                -



SERIES III



                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning     $14.500          $13.063          $10.679          $15.357
   of period
  Accumulation Unit Value at end of        $14.491          $14.500          $13.063          $10.679
   period
  Number of Accumulation Units               3,385            3,878            4,086            4,611
   outstanding at end of period (in
   thousands)
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning     $13.097          $11.823           $9.685          $13.955
   of period
  Accumulation Unit Value at end of        $13.063          $13.097          $11.823           $9.685
   period
  Number of Accumulation Units                 377              393              472              543
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning     $12.947          $11.700           $9.593          $13.836
   of period
  Accumulation Unit Value at end of        $12.901          $12.947          $11.700           $9.593
   period
  Number of Accumulation Units               1,527            1,715            1,909            2,218
   outstanding at end of period (in
   thousands)

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning     $14.608          $12.913          $11.768
   of period
  Accumulation Unit Value at end of        $15.357          $14.608          $12.913
   period
  Number of Accumulation Units               4,853            4,018            3,146
   outstanding at end of period (in
   thousands)
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning     $13.301          $11.781          $10.751
   of period
  Accumulation Unit Value at end of        $13.955          $13.301          $11.781
   period
  Number of Accumulation Units                 562              576              475
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning     $13.202          $11.705          $10.689
   of period
  Accumulation Unit Value at end of        $13.836          $13.202          $11.705
   period
  Number of Accumulation Units               2,717            2,743            2,789
   outstanding at end of period (in
   thousands)

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.998          $11.769           $9.670          $13.974
  Accumulation Unit Value at end of
   period                                  $12.925          $12.998          $11.769           $9.670
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,836            3,697            4,212            4,921
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.998          $11.769           $9.670          $13.974
  Accumulation Unit Value at end of
   period                                  $12.925          $12.998          $11.769           $9.670
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,836            3,697            4,212            4,921
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.467          $11.316           $9.321                -
  Accumulation Unit Value at end of
   period                                  $12.366          $12.467          $11.316                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  655              437              189                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.324          $11.192           $9.223          $13.369
  Accumulation Unit Value at end of
   period                                  $12.218          $12.324          $11.192           $9.223
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,366            1,799            2,060            2,234
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.373          $11.265           $9.306                -
  Accumulation Unit Value at end of
   period                                  $12.236          $12.373          $11.265                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  396              261              147                -
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.078           $0.973           $0.771           $1.230
  Accumulation Unit Value at end of
   period                                   $1.054           $1.078           $0.973           $0.771
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               16,931           18,542           20,077           21,874
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.057           $0.956           $0.758           $1.213
  Accumulation Unit Value at end of
   period                                   $1.031           $1.057           $0.956           $0.758
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,405            1,486            1,939            2,060
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.047           $0.948           $0.753           $1.205
  Accumulation Unit Value at end of
   period                                   $1.020           $1.047           $0.948           $0.753
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,376            9,486           10,780           12,482
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.027           $0.932           $0.742           $1.190
  Accumulation Unit Value at end of
   period                                   $0.999           $1.027           $0.932           $0.742
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               16,326           19,797           22,397           24,731
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.027           $0.932           $0.742           $1.190
  Accumulation Unit Value at end of
   period                                   $0.999           $1.027           $0.932           $0.742
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               16,326           19,797           22,397           24,731

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $13.360          $11.869          $10.853
  Accumulation Unit Value at end of
   period                                  $13.974          $13.360          $11.869
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,554            5,527            4,840
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.360          $11.869          $10.853
  Accumulation Unit Value at end of
   period                                  $13.974          $13.360          $11.869
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,554            5,527            4,840
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.820          $11.424          $10.466
  Accumulation Unit Value at end of
   period                                  $13.369          $12.820          $11.424
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,392            2,550            2,650
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.222           $1.055           $0.956
  Accumulation Unit Value at end of
   period                                   $1.230           $1.222           $1.055
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               21,965           16,908           12,671
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.208           $1.045           $0.948
  Accumulation Unit Value at end of
   period                                   $1.213           $1.208           $1.045
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,264            2,164            1,821
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.201           $1.040           $0.944
  Accumulation Unit Value at end of
   period                                   $1.205           $1.201           $1.040
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               15,599           16,259           16,004
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.188           $1.031           $0.937
  Accumulation Unit Value at end of
   period                                   $1.190           $1.188           $1.031
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               26,898           26,457           23,435
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.188           $1.031           $0.937
  Accumulation Unit Value at end of
   period                                   $1.190           $1.188           $1.031
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               26,898           26,457           23,435

62

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.007           $0.915           $0.731                -
  Accumulation Unit Value at end of
   period                                   $0.977           $1.007           $0.915                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,288            1,924            1,072                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.000           $0.910           $0.726           $1.169
  Accumulation Unit Value at end of
   period                                   $0.970           $1.000           $0.910           $0.726
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,958           10,460           12,090           13,235
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.979           $0.892           $0.714                -
  Accumulation Unit Value at end of
   period                                   $0.947           $0.979           $0.892                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,970            1,764              890                -
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.191          $14.465          $13.020          $14.558
  Accumulation Unit Value at end of
   period                                  $15.902          $15.191          $14.465          $13.020
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,785            4,248            4,384            4,413
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $14.639          $13.967          $12.598          $14.114
  Accumulation Unit Value at end of
   period                                  $15.293          $14.639          $13.967          $12.598
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  410              465              482              507
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.472          $13.822          $12.478          $13.994
  Accumulation Unit Value at end of
   period                                  $15.103          $14.472          $13.822          $12.478
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,373            1,644            1,967            1,901
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $13.708          $13.119          $11.868          $13.336
  Accumulation Unit Value at end of
   period                                  $14.278          $13.708          $13.119          $11.868
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,687            3,292            3,527            3,643
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.708          $13.119          $11.868          $13.336
  Accumulation Unit Value at end of
   period                                  $14.278          $13.708          $13.119          $11.868
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,687            3,292            3,527            3,643
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.935          $13.369          $12.124                -
  Accumulation Unit Value at end of
   period                                  $14.478          $13.935          $13.369                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  394              356               75                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.775          $13.222          $11.997          $13.522
  Accumulation Unit Value at end of
   period                                  $14.305          $13.775          $13.222          $11.997
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,183            1,405            1,629            1,567

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.170           $1.018           $0.927
  Accumulation Unit Value at end of
   period                                   $1.169           $1.170           $1.018
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               11,387           10,568           11,082
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.281          $13.530          $13.310
  Accumulation Unit Value at end of
   period                                  $14.558          $14.281          $13.530
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,138            2,781            1,713
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $13.872          $13.169          $12.972
  Accumulation Unit Value at end of
   period                                  $14.114          $13.872          $13.169
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  562              490              413
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.769          $13.084          $12.897
  Accumulation Unit Value at end of
   period                                  $13.994          $13.769          $13.084
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,156            2,165            2,216
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $13.147          $12.518          $12.356
  Accumulation Unit Value at end of
   period                                  $13.336          $13.147          $12.518
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,635            3,352            2,749
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.147          $12.518          $12.356
  Accumulation Unit Value at end of
   period                                  $13.336          $13.147          $12.518
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,635            3,352            2,749
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.371          $12.769          $12.629
  Accumulation Unit Value at end of
   period                                  $13.522          $13.371          $12.769
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,470            1,363            1,300

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.049          $12.556          $11.422                -
  Accumulation Unit Value at end of
   period                                  $13.517          $13.049          $12.556                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  292              314              217                -
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.617          $12.153          $11.229          $10.999
  Accumulation Unit Value at end of
   period                                  $13.013          $12.617          $12.153          $11.229
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,586            1,591            1,607            1,775
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.510          $12.074          $11.179          $10.972
  Accumulation Unit Value at end of
   period                                  $12.877          $12.510          $12.074          $11.179
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  175              184              157              153
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.458          $12.035          $11.154          $10.958
  Accumulation Unit Value at end of
   period                                  $12.810          $12.458          $12.035          $11.154
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  362              390              430              397
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.352          $11.957          $11.104          $10.931
  Accumulation Unit Value at end of
   period                                  $12.676          $12.352          $11.957          $11.104
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,061            1,171            1,385            1,428
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.352          $11.957          $11.104          $10.931
  Accumulation Unit Value at end of
   period                                  $12.676          $12.352          $11.957          $11.104
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,061            1,171            1,385            1,428
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.222          $11.861          $11.042                -
  Accumulation Unit Value at end of
   period                                  $12.511          $12.222          $11.861                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  224              146               80                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.196          $11.842          $11.030          $10.890
  Accumulation Unit Value at end of
   period                                  $12.479          $12.196          $11.842          $11.030
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  405              378              387              427
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.068          $11.746          $10.968                -
  Accumulation Unit Value at end of
   period                                  $12.316          $12.068          $11.746                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  102              124               67                -
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.712           $9.713           $7.046          $12.140
  Accumulation Unit Value at end of
   period                                  $10.055          $10.712           $9.713           $7.046
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,796            3,098            3,393            3,664

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.207          $10.028                -
  Accumulation Unit Value at end of
   period                                  $10.999          $10.207                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  709               79                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.202          $10.026                -
  Accumulation Unit Value at end of
   period                                  $10.972          $10.202                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   98               12                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.199          $10.025                -
  Accumulation Unit Value at end of
   period                                  $10.958          $10.199                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  225                8                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.194          $10.023                -
  Accumulation Unit Value at end of
   period                                  $10.931          $10.194                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  351               16                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.194          $10.023                -
  Accumulation Unit Value at end of
   period                                  $10.931          $10.194                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  351               16                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.187          $10.021                -
  Accumulation Unit Value at end of
   period                                  $10.890          $10.187                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  109               29                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.921           $9.990                -
  Accumulation Unit Value at end of
   period                                  $12.140          $10.921                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,980              885                -

64

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.611           $9.640           $7.007          $12.097
  Accumulation Unit Value at end of
   period                                   $9.940          $10.611           $9.640           $7.007
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  185              185              185              172
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.561           $9.604           $6.988          $12.076
  Accumulation Unit Value at end of
   period                                   $9.884          $10.561           $9.604           $6.988
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  462              522              566              543
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.461           $9.533           $6.950          $12.034
  Accumulation Unit Value at end of
   period                                   $9.771          $10.461           $9.533           $6.950
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,222            1,730            1,683            1,906
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.461           $9.533           $6.950          $12.034
  Accumulation Unit Value at end of
   period                                   $9.771          $10.461           $9.533           $6.950
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,222            1,730            1,683            1,906
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.338           $9.444           $6.903                -
  Accumulation Unit Value at end of
   period                                   $9.631          $10.338           $9.444                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  169              111               40                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.313           $9.426           $6.893          $11.972
  Accumulation Unit Value at end of
   period                                   $9.604          $10.313           $9.426           $6.893
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  274              336              399              363
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.192           $9.339           $6.846                -
  Accumulation Unit Value at end of
   period                                   $9.467          $10.192           $9.339                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   81               94               46                -
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $16.753          $15.196          $10.823          $17.807
  Accumulation Unit Value at end of
   period                                  $15.059          $16.753          $15.196          $10.823
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,086            1,202            1,294            1,395
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $16.607          $15.093          $10.772          $17.757
  Accumulation Unit Value at end of
   period                                  $14.898          $16.607          $15.093          $10.772
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  103              138              168              171
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $16.417          $14.935          $10.670          $17.607
  Accumulation Unit Value at end of
   period                                  $14.713          $16.417          $14.935          $10.670
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  388              496              600              673

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.905           $9.989                -
  Accumulation Unit Value at end of
   period                                  $12.097          $10.905                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  182               94                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.897           $9.988                -
  Accumulation Unit Value at end of
   period                                  $12.076          $10.897                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  587              128                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.881           $9.987                -
  Accumulation Unit Value at end of
   period                                  $12.034          $10.881                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,822              775                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.881           $9.987                -
  Accumulation Unit Value at end of
   period                                  $12.034          $10.881                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,822              775                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.856           $9.985                -
  Accumulation Unit Value at end of
   period                                  $11.972          $10.856                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  308              154                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.715          $13.227          $11.285
  Accumulation Unit Value at end of
   period                                  $17.807          $15.715          $13.227
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,326              866              594
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $15.703          $13.243          $11.314
  Accumulation Unit Value at end of
   period                                  $17.757          $15.703          $13.243
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  191              178              147
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $15.585          $13.157          $11.248
  Accumulation Unit Value at end of
   period                                  $17.607          $15.585          $13.157
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  778              822              826

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.552          $11.443           $8.191          $13.543
  Accumulation Unit Value at end of
   period                                  $11.227          $12.552          $11.443           $8.191
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  848            1,159            1,358            1,452
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.552          $11.443           $8.191          $13.543
  Accumulation Unit Value at end of
   period                                  $11.227          $12.552          $11.443           $8.191
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  848            1,159            1,358            1,452
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.808          $14.446          $10.367                -
  Accumulation Unit Value at end of
   period                                  $14.103          $15.808          $14.446                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  149              132               38                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.626          $14.287          $10.258          $17.012
  Accumulation Unit Value at end of
   period                                  $13.934          $15.626          $14.287          $10.258
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  266              325              381              455
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.948          $10.952           $7.883                -
  Accumulation Unit Value at end of
   period                                  $10.628          $11.948          $10.952                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  119              106               88                -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $21.073          $17.449          $10.965          $23.912
  Accumulation Unit Value at end of
   period                                  $16.810          $21.073          $17.449          $10.965
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  699              839              944              906
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $21.995          $18.248          $11.490          $25.108
  Accumulation Unit Value at end of
   period                                  $17.510          $21.995          $18.248          $11.490
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   74              109              125              137
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $21.743          $18.057          $11.381          $24.896
  Accumulation Unit Value at end of
   period                                  $17.293          $21.743          $18.057          $11.381
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  222              277              301              326
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $15.815          $13.160           $8.311          $18.216
  Accumulation Unit Value at end of
   period                                  $12.552          $15.815          $13.160           $8.311
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  709              987            1,095            1,093
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.815          $13.160           $8.311          $18.216
  Accumulation Unit Value at end of
   period                                  $12.552          $15.815          $13.160           $8.311
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  709              987            1,095            1,093

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.013          $10.161           $8.698
  Accumulation Unit Value at end of
   period                                  $13.543          $12.013          $10.161
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,625            1,378            1,049
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.013          $10.161           $8.698
  Accumulation Unit Value at end of
   period                                  $13.543          $12.013          $10.161
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,625            1,378            1,049
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.135          $12.841          $11.014
  Accumulation Unit Value at end of
   period                                  $17.012          $15.135          $12.841
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  463              421              415
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $19.960          $16.308          $13.174
  Accumulation Unit Value at end of
   period                                  $23.912          $19.960          $16.308
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  902              659              408
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $21.000          $17.193          $13.907
  Accumulation Unit Value at end of
   period                                  $25.108          $21.000          $17.193
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  156              147              119
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $20.843          $17.081          $13.826
  Accumulation Unit Value at end of
   period                                  $24.896          $20.843          $17.081
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  406              460              441
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $15.282          $12.549          $10.171
  Accumulation Unit Value at end of
   period                                  $18.216          $15.282          $12.549
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,367            1,285              987
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.282          $12.549          $10.171
  Accumulation Unit Value at end of
   period                                  $18.216          $15.282          $12.549
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,367            1,285              987

66

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $20.937          $17.466          $11.058                -
  Accumulation Unit Value at end of
   period                                  $16.576          $20.937          $17.466                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  112               92               15                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $20.696          $17.274          $10.942          $24.055
  Accumulation Unit Value at end of
   period                                  $16.378          $20.696          $17.274          $10.942
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  280              352              404              413
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.054          $12.596           $7.999                -
  Accumulation Unit Value at end of
   period                                  $11.883          $15.054          $12.596                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   98               79               57                -
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.757          $12.603           $9.163          $16.576
  Accumulation Unit Value at end of
   period                                  $13.936          $14.757          $12.603           $9.163
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               10,178           11,618           12,649           13,570
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $13.986          $11.968           $8.719          $15.805
  Accumulation Unit Value at end of
   period                                  $13.181          $13.986          $11.968           $8.719
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,101            1,283            1,404            1,559
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.826          $11.843           $8.636          $15.671
  Accumulation Unit Value at end of
   period                                  $13.018          $13.826          $11.843           $8.636
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,124            3,760            4,365            4,925
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.470           $8.129           $5.939          $10.799
  Accumulation Unit Value at end of
   period                                   $8.899           $9.470           $8.129           $5.939
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               12,632           15,861           18,336           20,076
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.470           $8.129           $5.939          $10.799
  Accumulation Unit Value at end of
   period                                   $8.899           $9.470           $8.129           $5.939
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               12,632           15,861           18,336           20,076
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.313          $11.455           $8.391                -
  Accumulation Unit Value at end of
   period                                  $12.478          $13.313          $11.455                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,152              873              369                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.160          $11.329           $8.303          $15.142
  Accumulation Unit Value at end of
   period                                  $12.329          $13.160          $11.329           $8.303
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,082            3,843            4,527            4,849

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $20.241          $16.671          $13.538
  Accumulation Unit Value at end of
   period                                  $24.055          $20.241          $16.671
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  414              418              454
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.955          $13.753          $11.567
  Accumulation Unit Value at end of
   period                                  $16.576          $14.955          $13.753
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               12,565            8,039            4,469
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $14.287          $13.165          $11.088
  Accumulation Unit Value at end of
   period                                  $15.805          $14.287          $13.165
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,680            1,631            1,291
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.181          $13.080          $11.023
  Accumulation Unit Value at end of
   period                                  $15.671          $14.181          $13.080
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,517            5,731            5,724
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.792           $9.050           $7.637
  Accumulation Unit Value at end of
   period                                  $10.799           $9.792           $9.050
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               20,944           19,287           15,190
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.792           $9.050           $7.637
  Accumulation Unit Value at end of
   period                                  $10.799           $9.792           $9.050
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               20,944           19,287           15,190
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.770          $12.765          $10.794
  Accumulation Unit Value at end of
   period                                  $15.142          $13.770          $12.765
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,458            4,490            4,456

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.015           $7.780           $5.716                -
  Accumulation Unit Value at end of
   period                                   $8.424           $9.015           $7.780                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,143            1,099              522                -
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.194          $12.911           $9.971          $16.262
  Accumulation Unit Value at end of
   period                                  $13.747          $14.194          $12.911           $9.971
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,685           10,835           11,645           12,552
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.431          $11.330           $8.768          $14.328
  Accumulation Unit Value at end of
   period                                  $12.015          $12.431          $11.330           $8.768
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,150            1,335            1,491            1,676
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.289          $11.212           $8.685          $14.207
  Accumulation Unit Value at end of
   period                                  $11.866          $12.289          $11.212           $8.685
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,189            3,772            4,420            5,153
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.233          $11.184           $8.681          $14.228
  Accumulation Unit Value at end of
   period                                  $11.789          $12.233          $11.184           $8.681
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,049           11,477           13,369           14,914
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.233          $11.184           $8.681          $14.228
  Accumulation Unit Value at end of
   period                                  $11.789          $12.233          $11.184           $8.681
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,049           11,477           13,369           14,914
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.833          $10.844           $8.438                -
  Accumulation Unit Value at end of
   period                                  $11.374          $11.833          $10.844                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,235              841              345                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.697          $10.725           $8.350          $13.727
  Accumulation Unit Value at end of
   period                                  $11.238          $11.697          $10.725           $8.350
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,183            3,950            4,642            5,166
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.645          $10.704           $8.354                -
  Accumulation Unit Value at end of
   period                                  $11.160          $11.645          $10.704                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  744              652              280                -
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.734          $14.872          $10.536          $18.452
  Accumulation Unit Value at end of
   period                                  $13.355          $15.734          $14.872          $10.536
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,099            3,461            3,640            4,004

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.692          $13.806          $12.649
  Accumulation Unit Value at end of
   period                                  $16.262          $15.692          $13.806
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               11,554            7,464            4,415
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $13.853          $12.213          $11.204
  Accumulation Unit Value at end of
   period                                  $14.328          $13.853          $12.213
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,818            1,743            1,396
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.750          $12.134          $11.139
  Accumulation Unit Value at end of
   period                                  $14.207          $13.750          $12.134
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,872            6,112            6,117
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $13.798          $12.201          $11.216
  Accumulation Unit Value at end of
   period                                  $14.228          $13.798          $12.201
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               15,663           14,817           11,884
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.798          $12.201          $11.216
  Accumulation Unit Value at end of
   period                                  $14.228          $13.798          $12.201
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               15,663           14,817           11,884
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.352          $11.842          $10.908
  Accumulation Unit Value at end of
   period                                  $13.727          $13.352          $11.842
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,830            4,880            4,875
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.583          $13.275          $10.766
  Accumulation Unit Value at end of
   period                                  $18.452          $15.583          $13.275
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,850            2,766            1,497

68

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $16.285          $15.423          $10.949          $19.213
  Accumulation Unit Value at end of
   period                                  $13.795          $16.285          $15.423          $10.949
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  328              404              446              492
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $16.099          $15.262          $10.845          $19.051
  Accumulation Unit Value at end of
   period                                  $13.624          $16.099          $15.262          $10.845
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  906            1,041            1,188            1,432
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.089          $11.484           $8.177          $14.392
  Accumulation Unit Value at end of
   period                                  $10.210          $12.089          $11.484           $8.177
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,853            3,509            4,096            4,688
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.089          $11.484           $8.177          $14.392
  Accumulation Unit Value at end of
   period                                  $10.210          $12.089          $11.484           $8.177
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,853            3,509            4,096            4,688
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.501          $14.762          $10.537                -
  Accumulation Unit Value at end of
   period                                  $13.059          $15.501          $14.762                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  329              252               97                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.324          $14.600          $10.426          $18.408
  Accumulation Unit Value at end of
   period                                  $12.903          $15.324          $14.600          $10.426
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  793              937            1,086            1,243
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.508          $10.992           $7.869                -
  Accumulation Unit Value at end of
   period                                   $9.665          $11.508          $10.992                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  216              182              109                -
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $29.687          $25.527          $17.290          $30.412
  Accumulation Unit Value at end of
   period                                  $25.204          $29.687          $25.527          $17.290
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  639              775              776              787
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $27.573          $23.757          $16.122          $28.416
  Accumulation Unit Value at end of
   period                                  $23.362          $27.573          $23.757          $16.122
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   68               90               93              101
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $27.257          $23.509          $15.970          $28.176
  Accumulation Unit Value at end of
   period                                  $23.071          $27.257          $23.509          $15.970
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  186              220              237              236

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $16.258          $13.878          $11.270
  Accumulation Unit Value at end of
   period                                  $19.213          $16.258          $13.878
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  561              583              391
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $16.137          $13.788          $11.204
  Accumulation Unit Value at end of
   period                                  $19.051          $16.137          $13.788
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,686            1,740            1,599
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.215          $10.458           $8.510
  Accumulation Unit Value at end of
   period                                  $14.392          $12.215          $10.458
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,961            4,877            3,697
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.215          $10.458           $8.510
  Accumulation Unit Value at end of
   period                                  $14.392          $12.215          $10.458
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,961            4,877            3,697
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.670          $13.457          $10.971
  Accumulation Unit Value at end of
   period                                  $18.408          $15.670          $13.457
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,204            1,268            1,086
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $23.315          $17.823          $14.766
  Accumulation Unit Value at end of
   period                                  $30.412          $23.315          $17.823
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  775              471              278
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $21.829          $16.720          $13.871
  Accumulation Unit Value at end of
   period                                  $28.416          $21.829          $16.720
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  118               97               80
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $21.665          $16.611          $13.790
  Accumulation Unit Value at end of
   period                                  $28.176          $21.665          $16.611
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  288              256              198

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $25.302          $21.866          $14.884          $26.312
  Accumulation Unit Value at end of
   period                                  $21.374          $25.302          $21.866          $14.884
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  552              766              800              772
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $25.302          $21.866          $14.884          $26.312
  Accumulation Unit Value at end of
   period                                  $21.374          $25.302          $21.866          $14.884
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  552              766              800              772
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $26.246          $22.739          $15.517                -
  Accumulation Unit Value at end of
   period                                  $22.116          $26.246          $22.739                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  100               88               32                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $25.945          $22.489          $15.354          $27.225
  Accumulation Unit Value at end of
   period                                  $21.851          $25.945          $22.489          $15.354
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  195              239              249              261
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $24.085          $20.929          $14.324                -
  Accumulation Unit Value at end of
   period                                  $20.234          $24.085          $20.929                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   68               70               32                -
FRANKLIN FLEX CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.775          $10.272           $7.830          $12.269
  Accumulation Unit Value at end of
   period                                  $11.059          $11.775          $10.272           $7.830
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  415              435              457              476
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.639          $10.173           $7.770          $12.200
  Accumulation Unit Value at end of
   period                                  $10.909          $11.639          $10.173           $7.770
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   36               45               43               45
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.571          $10.124           $7.740          $12.165
  Accumulation Unit Value at end of
   period                                  $10.835          $11.571          $10.124           $7.740
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   75               83               83               77
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.437          $10.026           $7.681          $12.096
  Accumulation Unit Value at end of
   period                                  $10.688          $11.437          $10.026           $7.681
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  361              395              433              459
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.437          $10.026           $7.681          $12.096
  Accumulation Unit Value at end of
   period                                  $10.688          $11.437          $10.026           $7.681
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  361              395              433              459

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $20.273          $15.575          $12.947
  Accumulation Unit Value at end of
   period                                  $26.312          $20.273          $15.575
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  919              700              414
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $20.273          $15.575          $12.947
  Accumulation Unit Value at end of
   period                                  $26.312          $20.273          $15.575
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  919              700              414
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $21.039          $16.212          $13.503
  Accumulation Unit Value at end of
   period                                  $27.225          $21.039          $16.212
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  218              172              155
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
FRANKLIN FLEX CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.878          $10.480           $9.408
  Accumulation Unit Value at end of
   period                                  $12.269          $10.878          $10.480
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  461              313               95
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.838          $10.463           $9.405
  Accumulation Unit Value at end of
   period                                  $12.200          $10.838          $10.463
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   49               43               21
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.818          $10.454           $9.404
  Accumulation Unit Value at end of
   period                                  $12.165          $10.818          $10.454
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  148               80               12
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.778          $10.437           $9.400
  Accumulation Unit Value at end of
   period                                  $12.096          $10.778          $10.437
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  394              360              229
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.778          $10.437           $9.400
  Accumulation Unit Value at end of
   period                                  $12.096          $10.778          $10.437
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  394              360              229

70

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.271           $9.906           $7.608                -
  Accumulation Unit Value at end of
   period                                  $10.506          $11.271           $9.906                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   24                7                2                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.238           $9.882           $7.593          $11.994
  Accumulation Unit Value at end of
   period                                  $10.470          $11.238           $9.882           $7.593
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   68              136              137              125
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.075           $9.763           $7.521                -
  Accumulation Unit Value at end of
   period                                  $10.293          $11.075           $9.763                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   20               12                5                -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $16.683          $15.008          $11.218          $16.165
  Accumulation Unit Value at end of
   period                                  $16.852          $16.683          $15.008          $11.218
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               14,851           16,884           18,493           20,312
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $16.388          $14.772          $11.064          $15.975
  Accumulation Unit Value at end of
   period                                  $16.521          $16.388          $14.772          $11.064
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,307            1,497            1,625            1,794
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $16.247          $14.659          $10.991          $15.884
  Accumulation Unit Value at end of
   period                                  $16.362          $16.247          $14.659          $10.991
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,433            2,701            3,032            3,312
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $15.967          $14.436          $10.845          $15.705
  Accumulation Unit Value at end of
   period                                  $16.048          $15.967          $14.436          $10.845
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               11,817           14,612           16,478           18,582
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.967          $14.436          $10.845          $15.705
  Accumulation Unit Value at end of
   period                                  $16.048          $15.967          $14.436          $10.845
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               11,817           14,612           16,478           18,582
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.639          $14.174          $10.675                -
  Accumulation Unit Value at end of
   period                                  $15.679          $15.639          $14.174                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,019              596              221                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.563          $14.113          $10.634          $15.446
  Accumulation Unit Value at end of
   period                                  $15.595          $15.563          $14.113          $10.634
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,942            2,313            2,695            2,861

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.719          $10.411           $9.396
  Accumulation Unit Value at end of
   period                                  $11.994          $10.719          $10.411
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   99               82               30
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.791          $13.537          $13.057
  Accumulation Unit Value at end of
   period                                  $16.165          $15.791          $13.537
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               20,982           13,732            8,121
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $15.637          $13.431          $12.973
  Accumulation Unit Value at end of
   period                                  $15.975          $15.637          $13.431
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,079            1,796            1,173
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $15.564          $13.382          $12.934
  Accumulation Unit Value at end of
   period                                  $15.884          $15.564          $13.382
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,803            2,930            2,223
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $15.419          $13.284          $12.856
  Accumulation Unit Value at end of
   period                                  $15.705          $15.419          $13.284
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               21,166           19,327           15,603
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.419          $13.284          $12.856
  Accumulation Unit Value at end of
   period                                  $15.705          $15.419          $13.284
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               21,166           19,327           15,603
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.211          $13.144          $12.746
  Accumulation Unit Value at end of
   period                                  $15.446          $15.211          $13.144
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,505            3,535            3,423

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.237          $13.852          $10.464                -
  Accumulation Unit Value at end of
   period                                  $15.231          $15.237          $13.852                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  397              321              211                -
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.510          $10.455           $8.169          $12.646
  Accumulation Unit Value at end of
   period                                  $11.185          $11.510          $10.455           $8.169
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  785              904              945            1,035
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.307          $10.291           $8.056          $12.497
  Accumulation Unit Value at end of
   period                                  $10.965          $11.307          $10.291           $8.056
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  130              138              135              139
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.209          $10.212           $8.003          $12.427
  Accumulation Unit Value at end of
   period                                  $10.860          $11.209          $10.212           $8.003
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  210              239              318              375
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.016          $10.057           $7.897          $12.287
  Accumulation Unit Value at end of
   period                                  $10.651          $11.016          $10.057           $7.897
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  808            1,083            1,284            1,411
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.016          $10.057           $7.897          $12.287
  Accumulation Unit Value at end of
   period                                  $10.651          $11.016          $10.057           $7.897
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  808            1,083            1,284            1,411
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.790           $9.874           $7.773                -
  Accumulation Unit Value at end of
   period                                  $10.406          $10.790           $9.874                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  177              140               62                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.738           $9.831           $7.743          $12.084
  Accumulation Unit Value at end of
   period                                  $10.351          $10.738           $9.831           $7.743
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  357              441              534              608
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.513           $9.649           $7.619                -
  Accumulation Unit Value at end of
   period                                  $10.109          $10.513           $9.649                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   95               69               28                -
FRANKLIN LARGE CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.492           $9.306           $7.441          $11.634
  Accumulation Unit Value at end of
   period                                   $9.806          $10.492           $9.306           $7.441
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  249              245              252              200

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.066          $11.029          $10.613
  Accumulation Unit Value at end of
   period                                  $12.646          $12.066          $11.029
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,112              895              541
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.948          $10.942          $10.544
  Accumulation Unit Value at end of
   period                                  $12.497          $11.948          $10.942
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  152              140               88
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.893          $10.902          $10.512
  Accumulation Unit Value at end of
   period                                  $12.427          $11.893          $10.902
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  401              361              305
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.782          $10.823          $10.449
  Accumulation Unit Value at end of
   period                                  $12.287          $11.782          $10.823
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,629            1,614            1,355
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.782          $10.823          $10.449
  Accumulation Unit Value at end of
   period                                  $12.287          $11.782          $10.823
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,629            1,614            1,355
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.622          $10.708          $10.359
  Accumulation Unit Value at end of
   period                                  $12.084          $11.622          $10.708
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  651              616              607
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
FRANKLIN LARGE CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.824          $10.315           $9.708
  Accumulation Unit Value at end of
   period                                  $11.634          $11.824          $10.315
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  170               93                9

72

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.370           $9.217           $7.385          $11.569
  Accumulation Unit Value at end of
   period                                   $9.673          $10.370           $9.217           $7.385
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   32               33               37               25
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.310           $9.172           $7.356          $11.536
  Accumulation Unit Value at end of
   period                                   $9.607          $10.310           $9.172           $7.356
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   50               46               50               61
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.190           $9.084           $7.300          $11.471
  Accumulation Unit Value at end of
   period                                   $9.476          $10.190           $9.084           $7.300
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  101              101              112              118
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.190           $9.084           $7.300          $11.471
  Accumulation Unit Value at end of
   period                                   $9.476          $10.190           $9.084           $7.300
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  101              101              112              118
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.042           $8.975           $7.230                -
  Accumulation Unit Value at end of
   period                                   $9.316          $10.042           $8.975                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5               64               61                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.013           $8.953           $7.216          $11.374
  Accumulation Unit Value at end of
   period                                   $9.284          $10.013           $8.953           $7.216
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   19               24               25               22
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.868           $8.845           $7.148                -
  Accumulation Unit Value at end of
   period                                   $9.127           $9.868           $8.845                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    6                7                -                -
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.870          $12.493          $10.791          $15.004
  Accumulation Unit Value at end of
   period                                  $15.551          $14.870          $12.493          $10.791
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,929            6,501            6,852            7,607
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $14.644          $12.327          $10.669          $14.865
  Accumulation Unit Value at end of
   period                                  $15.283          $14.644          $12.327          $10.669
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  451              500              511              549
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.532          $12.245          $10.609          $14.795
  Accumulation Unit Value at end of
   period                                  $15.151          $14.532          $12.245          $10.609
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,045            1,144            1,175            1,316

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.780          $10.297           $9.704
  Accumulation Unit Value at end of
   period                                  $11.569          $11.780          $10.297
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   18               16                7
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.759          $10.289           $9.703
  Accumulation Unit Value at end of
   period                                  $11.536          $11.759          $10.289
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   75               67               14
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.716          $10.272           $9.699
  Accumulation Unit Value at end of
   period                                  $11.471          $11.716          $10.272
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  111              135               62
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.716          $10.272           $9.699
  Accumulation Unit Value at end of
   period                                  $11.471          $11.716          $10.272
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  111              135               62
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.651          $10.246           $9.695
  Accumulation Unit Value at end of
   period                                  $11.374          $11.651          $10.246
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   31               16                5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.628          $13.525          $12.810
  Accumulation Unit Value at end of
   period                                  $15.004          $15.628          $13.525
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,350            4,260            2,034
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $15.514          $13.453          $12.759
  Accumulation Unit Value at end of
   period                                  $14.865          $15.514          $13.453
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  587              529              270
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $15.457          $13.417          $12.734
  Accumulation Unit Value at end of
   period                                  $14.795          $15.457          $13.417
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,588            1,250              888

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $14.311          $12.083          $10.489          $14.658
  Accumulation Unit Value at end of
   period                                  $14.891          $14.311          $12.083          $10.489
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,079            4,961            5,092            5,608
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.311          $12.083          $10.489          $14.658
  Accumulation Unit Value at end of
   period                                  $14.891          $14.311          $12.083          $10.489
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,079            4,961            5,092            5,608
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.039          $11.883          $10.342                -
  Accumulation Unit Value at end of
   period                                  $14.571          $14.039          $11.883                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  370              196               44                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.985          $11.844          $10.312          $14.454
  Accumulation Unit Value at end of
   period                                  $14.508          $13.985          $11.844          $10.312
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  856            1,018            1,073            1,162
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.719          $11.648          $10.167                -
  Accumulation Unit Value at end of
   period                                  $14.197          $13.719          $11.648                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  164              125               28                -
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.857           $7.792           $6.115           $9.253
  Accumulation Unit Value at end of
   period                                   $9.359           $9.857           $7.792           $6.115
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  243              254              148               70
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.793           $7.756           $6.099           $9.248
  Accumulation Unit Value at end of
   period                                   $9.279           $9.793           $7.756           $6.099
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   39               38               25               12
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.761           $7.739           $6.091           $9.246
  Accumulation Unit Value at end of
   period                                   $9.240           $9.761           $7.739           $6.091
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   81               75               47               58
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.697           $7.703           $6.076           $9.240
  Accumulation Unit Value at end of
   period                                   $9.161           $9.697           $7.703           $6.076
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  231              289              278              163
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.697           $7.703           $6.076           $9.240
  Accumulation Unit Value at end of
   period                                   $9.161           $9.697           $7.703           $6.076
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  231              289              278              163

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $15.344          $13.345          $12.683
  Accumulation Unit Value at end of
   period                                  $14.658          $15.344          $13.345
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,349            5,845            4,251
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.344          $13.345          $12.683
  Accumulation Unit Value at end of
   period                                  $14.658          $15.344          $13.345
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,349            5,845            4,251
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.176          $13.239          $12.607
  Accumulation Unit Value at end of
   period                                  $14.454          $15.176          $13.239
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,354            1,395            1,322
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.254                -                -
  Accumulation Unit Value at end of
   period                                   $9.253                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.251                -                -
  Accumulation Unit Value at end of
   period                                   $9.248                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.250                -                -
  Accumulation Unit Value at end of
   period                                   $9.246                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.247                -                -
  Accumulation Unit Value at end of
   period                                   $9.240                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.247                -                -
  Accumulation Unit Value at end of
   period                                   $9.240                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

74

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.617           $7.660           $6.056                -
  Accumulation Unit Value at end of
   period                                   $9.063           $9.617           $7.660                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   26               60               29                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.602           $7.651           $6.053           $9.233
  Accumulation Unit Value at end of
   period                                   $9.044           $9.602           $7.651           $6.053
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  105              121               81               61
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.523           $7.607           $6.033                -
  Accumulation Unit Value at end of
   period                                   $8.948           $9.523           $7.607                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   25               15                6                -
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.374          $11.415           $8.059          $14.205
  Accumulation Unit Value at end of
   period                                  $13.496          $14.374          $11.415           $8.059
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  985            1,110            1,151            1,141
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $14.768          $11.752           $8.313          $14.683
  Accumulation Unit Value at end of
   period                                  $13.838          $14.768          $11.752           $8.313
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   81               86               88              108
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.599          $11.629           $8.235          $14.559
  Accumulation Unit Value at end of
   period                                  $13.666          $14.599          $11.629           $8.235
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  343              455              549              614
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $8.323           $6.643           $4.713           $8.350
  Accumulation Unit Value at end of
   period                                   $7.776           $8.323           $6.643           $4.713
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,339            1,856            1,759            1,683
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.323           $6.643           $4.713           $8.350
  Accumulation Unit Value at end of
   period                                   $7.776           $8.323           $6.643           $4.713
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,339            1,856            1,759            1,683
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.058          $11.248           $8.001                -
  Accumulation Unit Value at end of
   period                                  $13.100          $14.058          $11.248                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  140               98               40                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.896          $11.125           $7.917          $14.067
  Accumulation Unit Value at end of
   period                                  $12.943          $13.896          $11.125           $7.917
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  384              458              573              582

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.243                -                -
  Accumulation Unit Value at end of
   period                                   $9.233                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.943          $12.070          $10.504
  Accumulation Unit Value at end of
   period                                  $14.205          $12.943          $12.070
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  969              591              360
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $13.406          $12.526          $10.915
  Accumulation Unit Value at end of
   period                                  $14.683          $13.406          $12.526
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  105              116              158
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.305          $12.445          $10.852
  Accumulation Unit Value at end of
   period                                  $14.559          $13.305          $12.445
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  687              707              709
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $7.646           $7.166           $6.257
  Accumulation Unit Value at end of
   period                                   $8.350           $7.646           $7.166
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,648            1,520            1,222
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.646           $7.166           $6.257
  Accumulation Unit Value at end of
   period                                   $8.350           $7.646           $7.166
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,648            1,520            1,222
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.920          $12.145          $10.626
  Accumulation Unit Value at end of
   period                                  $14.067          $12.920          $12.145
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  518              426              426

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.922           $6.358           $4.536                -
  Accumulation Unit Value at end of
   period                                   $7.361           $7.922           $6.358                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  238              275              119                -
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $20.040          $18.265          $14.680          $16.724
  Accumulation Unit Value at end of
   period                                  $20.321          $20.040          $18.265          $14.680
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,462            2,665            2,650            2,523
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $19.171          $17.508          $14.100          $16.095
  Accumulation Unit Value at end of
   period                                  $19.401          $19.171          $17.508          $14.100
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  254              272              282              299
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $18.952          $17.325          $13.966          $15.959
  Accumulation Unit Value at end of
   period                                  $19.160          $18.952          $17.325          $13.966
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  722              814              995              903
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $17.893          $16.390          $13.239          $15.158
  Accumulation Unit Value at end of
   period                                  $18.053          $17.893          $16.390          $13.239
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,107            2,581            2,719            2,611
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $17.893          $16.390          $13.239          $15.158
  Accumulation Unit Value at end of
   period                                  $18.053          $17.893          $16.390          $13.239
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,107            2,581            2,719            2,611
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $18.249          $16.758          $13.570                -
  Accumulation Unit Value at end of
   period                                  $18.366          $18.249          $16.758                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  361              233               96                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $18.040          $16.574          $13.428          $15.420
  Accumulation Unit Value at end of
   period                                  $18.146          $18.040          $16.574          $13.428
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  824            1,023            1,075            1,017
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $17.033          $15.688          $12.741                -
  Accumulation Unit Value at end of
   period                                  $17.091          $17.033          $15.688                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  308              322              179                -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.147           $1.162           $1.177           $1.169
  Accumulation Unit Value at end of
   period                                   $1.132           $1.147           $1.162           $1.177
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               32,805           32,340           44,764           67,134

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.961          $14.910          $14.583
  Accumulation Unit Value at end of
   period                                  $16.724          $15.961          $14.910
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,126            1,409              834
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $15.392          $14.407          $14.110
  Accumulation Unit Value at end of
   period                                  $16.095          $15.392          $14.407
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  303              340              287
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $15.277          $14.314          $14.027
  Accumulation Unit Value at end of
   period                                  $15.959          $15.277          $14.314
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,005              867              783
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $14.539          $13.650          $13.395
  Accumulation Unit Value at end of
   period                                  $15.158          $14.539          $13.650
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,315            1,900            1,677
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.539          $13.650          $13.395
  Accumulation Unit Value at end of
   period                                  $15.158          $14.539          $13.650
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,315            1,900            1,677
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.835          $13.970          $13.736
  Accumulation Unit Value at end of
   period                                  $15.420          $14.835          $13.970
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  826              749              731
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.129           $1.093           $1.080
  Accumulation Unit Value at end of
   period                                   $1.169           $1.129           $1.093
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               25,415           16,822            9,835

76

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.127           $1.145           $1.162           $1.155
  Accumulation Unit Value at end of
   period                                   $1.110           $1.127           $1.145           $1.162
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,084            4,083            4,474            6,506
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.114           $1.133           $1.151           $1.145
  Accumulation Unit Value at end of
   period                                   $1.096           $1.114           $1.133           $1.151
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               17,209           15,611           20,264           35,725
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.040           $1.059           $1.078           $1.076
  Accumulation Unit Value at end of
   period                                   $1.021           $1.040           $1.059           $1.078
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               31,145           44,172           68,552          102,405
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.040           $1.059           $1.078           $1.076
  Accumulation Unit Value at end of
   period                                   $1.021           $1.040           $1.059           $1.078
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               31,145           44,172           68,552          102,405
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.073           $1.096           $1.118                -
  Accumulation Unit Value at end of
   period                                   $1.051           $1.073           $1.096                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,260            2,255            3,488                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.061           $1.084           $1.106           $1.107
  Accumulation Unit Value at end of
   period                                   $1.038           $1.061           $1.084           $1.106
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               15,720           16,183           23,167           33,125
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.990           $1.014           $1.038                -
  Accumulation Unit Value at end of
   period                                   $0.966           $0.990           $1.014                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,417            1,750              754                -
INVESCO V.I. BASIC VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.117           $1.055           $0.722           $1.518
  Accumulation Unit Value at end of
   period                                   $1.069           $1.117           $1.055           $0.722
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,457            3,387            3,814            3,818
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.096           $1.037           $0.711           $1.498
  Accumulation Unit Value at end of
   period                                   $1.046           $1.096           $1.037           $0.711
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  288              299              313              313
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.086           $1.028           $0.706           $1.489
  Accumulation Unit Value at end of
   period                                   $1.035           $1.086           $1.028           $0.706
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,518            1,938            2,494            2,932

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.118           $1.084           $1.073
  Accumulation Unit Value at end of
   period                                   $1.155           $1.118           $1.084
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,733            2,792            1,830
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.110           $1.077           $1.067
  Accumulation Unit Value at end of
   period                                   $1.145           $1.110           $1.077
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               17,644           10,746           10,607
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.044           $1.016           $1.007
  Accumulation Unit Value at end of
   period                                   $1.076           $1.044           $1.016
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               42,452           30,403           19,234
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.044           $1.016           $1.007
  Accumulation Unit Value at end of
   period                                   $1.076           $1.044           $1.016
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               42,452           30,403           19,234
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.078           $1.052           $1.045
  Accumulation Unit Value at end of
   period                                   $1.107           $1.078           $1.052
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               13,220            5,550            5,324
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
INVESCO V.I. BASIC VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.515           $1.357           $1.247
  Accumulation Unit Value at end of
   period                                   $1.518           $1.515           $1.357
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,128            4,027            3,551
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.498           $1.344           $1.237
  Accumulation Unit Value at end of
   period                                   $1.498           $1.498           $1.344
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  410              481              478
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.490           $1.338           $1.232
  Accumulation Unit Value at end of
   period                                   $1.489           $1.490           $1.338
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,631            3,965            4,988

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.066           $1.011           $0.696           $1.470
  Accumulation Unit Value at end of
   period                                   $1.014           $1.066           $1.011           $0.696
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,060            5,695            6,296            6,205
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.066           $1.011           $0.696           $1.470
  Accumulation Unit Value at end of
   period                                   $1.014           $1.066           $1.011           $0.696
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,060            5,695            6,296            6,205
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.044           $0.994           $0.685                -
  Accumulation Unit Value at end of
   period                                   $0.991           $1.044           $0.994                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  855              668              410                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.038           $0.988           $0.682           $1.444
  Accumulation Unit Value at end of
   period                                   $0.985           $1.038           $0.988           $0.682
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,174            3,650            4,087            5,153
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.016           $0.969           $0.671                -
  Accumulation Unit Value at end of
   period                                   $0.961           $1.016           $0.969                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  740              738              432                -
INVESCO V.I. CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.211           $1.063           $0.890           $1.568
  Accumulation Unit Value at end of
   period                                   $1.100           $1.211           $1.063           $0.890
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,548            1,879            2,153            2,131
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.188           $1.045           $0.876           $1.547
  Accumulation Unit Value at end of
   period                                   $1.077           $1.188           $1.045           $0.876
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  220              240              250              168
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.177           $1.036           $0.870           $1.538
  Accumulation Unit Value at end of
   period                                   $1.066           $1.177           $1.036           $0.870
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  766              880            1,060            1,249
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.155           $1.019           $0.857           $1.519
  Accumulation Unit Value at end of
   period                                   $1.044           $1.155           $1.019           $0.857
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,720            2,066            2,535            2,131
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.155           $1.019           $0.857           $1.519
  Accumulation Unit Value at end of
   period                                   $1.044           $1.155           $1.019           $0.857
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,720            2,066            2,535            2,131

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.475           $1.327           $1.223
  Accumulation Unit Value at end of
   period                                   $1.470           $1.475           $1.327
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,507            6,897            7,037
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.475           $1.327           $1.223
  Accumulation Unit Value at end of
   period                                   $1.470           $1.475           $1.327
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,507            6,897            7,037
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.453           $1.312           $1.212
  Accumulation Unit Value at end of
   period                                   $1.444           $1.453           $1.312
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,823            4,001            4,345
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
INVESCO V.I. CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.419           $1.353           $1.175
  Accumulation Unit Value at end of
   period                                   $1.568           $1.419           $1.353
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,046            1,892              694
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.403           $1.341           $1.165
  Accumulation Unit Value at end of
   period                                   $1.547           $1.403           $1.341
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  203              268               99
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.396           $1.335           $1.161
  Accumulation Unit Value at end of
   period                                   $1.538           $1.396           $1.335
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,443            1,504              738
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.381           $1.323           $1.153
  Accumulation Unit Value at end of
   period                                   $1.519           $1.381           $1.323
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,984            2,381              670
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.381           $1.323           $1.153
  Accumulation Unit Value at end of
   period                                   $1.519           $1.381           $1.323
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,984            2,381              670

78

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.132           $1.001           $0.844                -
  Accumulation Unit Value at end of
   period                                   $1.021           $1.132           $1.001                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  262              629              617                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.125           $0.995           $0.840           $1.492
  Accumulation Unit Value at end of
   period                                   $1.014           $1.125           $0.995           $0.840
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  846            1,106            1,322            1,460
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.101           $0.977           $0.826                -
  Accumulation Unit Value at end of
   period                                   $0.990           $1.101           $0.977                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  294              338              236                -
INVESCO V.I. CAPITAL DEVELOPMENT FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.421           $7.186           $5.116           $9.789
  Accumulation Unit Value at end of
   period                                   $7.713           $8.421           $7.186           $5.116
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   51               26               40                7
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $8.366           $7.153           $5.103           $9.784
  Accumulation Unit Value at end of
   period                                   $7.647           $8.366           $7.153           $5.103
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   10                9                2                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.339           $7.137           $5.096           $9.781
  Accumulation Unit Value at end of
   period                                   $7.615           $8.339           $7.137           $5.096
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   14               11                6                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $8.284           $7.104           $5.083           $9.775
  Accumulation Unit Value at end of
   period                                   $7.550           $8.284           $7.104           $5.083
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  144               61               37                6
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.284           $7.104           $5.083           $9.775
  Accumulation Unit Value at end of
   period                                   $7.550           $8.284           $7.104           $5.083
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  144               61               37                6
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.216           $7.064           $5.067                -
  Accumulation Unit Value at end of
   period                                   $7.469           $8.216           $7.064                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   14                3                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.203           $7.056           $5.064           $9.767
  Accumulation Unit Value at end of
   period                                   $7.453           $8.203           $7.056           $5.064
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   14               11               19                2

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.361           $1.308           $1.142
  Accumulation Unit Value at end of
   period                                   $1.492           $1.361           $1.308
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,435            1,311              669
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
INVESCO V.I. CAPITAL DEVELOPMENT FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.553                -                -
  Accumulation Unit Value at end of
   period                                   $9.789                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.550                -                -
  Accumulation Unit Value at end of
   period                                   $9.784                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.549                -                -
  Accumulation Unit Value at end of
   period                                   $9.781                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.546                -                -
  Accumulation Unit Value at end of
   period                                   $9.775                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.546                -                -
  Accumulation Unit Value at end of
   period                                   $9.775                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.542                -                -
  Accumulation Unit Value at end of
   period                                   $9.767                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3                -                -

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.136           $7.016           $5.048                -
  Accumulation Unit Value at end of
   period                                   $7.374           $8.136           $7.016                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                -                -                -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.932          $11.039           $8.721          $12.654
  Accumulation Unit Value at end of
   period                                  $11.764          $11.932          $11.039           $8.721
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  771              912              930              913
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.793          $10.933           $8.655          $12.582
  Accumulation Unit Value at end of
   period                                  $11.605          $11.793          $10.933           $8.655
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  151              170              178              183
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.725          $10.880           $8.621          $12.547
  Accumulation Unit Value at end of
   period                                  $11.526          $11.725          $10.880           $8.621
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  351              408              495              535
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.589          $10.775           $8.555          $12.476
  Accumulation Unit Value at end of
   period                                  $11.369          $11.589          $10.775           $8.555
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,199            1,638            1,963            2,103
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.589          $10.775           $8.555          $12.476
  Accumulation Unit Value at end of
   period                                  $11.369          $11.589          $10.775           $8.555
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,199            1,638            1,963            2,103
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.421          $10.646           $8.474                -
  Accumulation Unit Value at end of
   period                                  $11.176          $11.421          $10.646                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  302              225               68                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.387          $10.620           $8.457          $12.370
  Accumulation Unit Value at end of
   period                                  $11.138          $11.387          $10.620           $8.457
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  493              650              787              872
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.222          $10.492           $8.377                -
  Accumulation Unit Value at end of
   period                                  $10.949          $11.222          $10.492                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  140              116               56                -
INVESCO V.I. GOVERNMENT SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.334           $1.283           $1.301           $1.174
  Accumulation Unit Value at end of
   period                                   $1.420           $1.334           $1.283           $1.301
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               47,904           53,690           56,441           63,225

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.863          $10.303           $9.632
  Accumulation Unit Value at end of
   period                                  $12.654          $11.863          $10.303
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,035            1,101                2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.819          $10.286           $9.628
  Accumulation Unit Value at end of
   period                                  $12.582          $11.819          $10.286
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  211              217                2
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.798          $10.277           $9.627
  Accumulation Unit Value at end of
   period                                  $12.547          $11.798          $10.277
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  620              692                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.754          $10.260           $9.623
  Accumulation Unit Value at end of
   period                                  $12.476          $11.754          $10.260
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,459            2,669                4
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.754          $10.260           $9.623
  Accumulation Unit Value at end of
   period                                  $12.476          $11.754          $10.260
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,459            2,669                4
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.690          $10.234           $9.618
  Accumulation Unit Value at end of
   period                                  $12.370          $11.690          $10.234
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  964            1,006                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
INVESCO V.I. GOVERNMENT SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.119           $1.095           $1.092
  Accumulation Unit Value at end of
   period                                   $1.174           $1.119           $1.095
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               53,104           29,884           14,477

80

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.309           $1.261           $1.281           $1.158
  Accumulation Unit Value at end of
   period                                   $1.390           $1.309           $1.261           $1.281
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,467            6,392            6,571            7,401
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.297           $1.251           $1.272           $1.151
  Accumulation Unit Value at end of
   period                                   $1.376           $1.297           $1.251           $1.272
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               13,856           16,097           18,664           22,349
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.273           $1.230           $1.253           $1.137
  Accumulation Unit Value at end of
   period                                   $1.348           $1.273           $1.230           $1.253
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               32,018           40,993           47,839           57,604
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.273           $1.230           $1.253           $1.137
  Accumulation Unit Value at end of
   period                                   $1.348           $1.273           $1.230           $1.253
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               32,018           40,993           47,839           57,604
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.247           $1.209           $1.234                -
  Accumulation Unit Value at end of
   period                                   $1.318           $1.247           $1.209                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,689            3,094            1,399                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.239           $1.201           $1.228           $1.117
  Accumulation Unit Value at end of
   period                                   $1.309           $1.239           $1.201           $1.228
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               12,840           16,507           20,696           30,403
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.213           $1.179           $1.208                -
  Accumulation Unit Value at end of
   period                                   $1.278           $1.213           $1.179                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,045            4,239            2,218                -
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $2.079           $1.867           $1.400           $2.379
  Accumulation Unit Value at end of
   period                                   $1.913           $2.079           $1.867           $1.400
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,422            9,891           10,431           10,999
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $2.040           $1.835           $1.378           $2.348
  Accumulation Unit Value at end of
   period                                   $1.873           $2.040           $1.835           $1.378
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  567              599              625              824
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $2.021           $1.820           $1.368           $2.333
  Accumulation Unit Value at end of
   period                                   $1.854           $2.021           $1.820           $1.368
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,284            1,550            1,778            1,980

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.106           $1.085           $1.084
  Accumulation Unit Value at end of
   period                                   $1.158           $1.106           $1.085
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,115            4,473            2,758
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.100           $1.080           $1.080
  Accumulation Unit Value at end of
   period                                   $1.151           $1.100           $1.080
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               17,344           13,911           18,088
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.089           $1.071           $1.072
  Accumulation Unit Value at end of
   period                                   $1.137           $1.089           $1.071
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               54,991           45,031           34,763
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.089           $1.071           $1.072
  Accumulation Unit Value at end of
   period                                   $1.137           $1.089           $1.071
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               54,991           45,031           34,763
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.073           $1.059           $1.062
  Accumulation Unit Value at end of
   period                                   $1.117           $1.073           $1.059
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               20,812           18,954           16,034
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $2.102           $1.662           $1.397
  Accumulation Unit Value at end of
   period                                   $2.379           $2.102           $1.662
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,270            2,232              630
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $2.079           $1.646           $1.386
  Accumulation Unit Value at end of
   period                                   $2.348           $2.079           $1.646
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  851            1,266            1,664
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $2.068           $1.639           $1.381
  Accumulation Unit Value at end of
   period                                   $2.333           $2.068           $1.639
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,938              675              839

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.984           $1.790           $1.349           $2.304
  Accumulation Unit Value at end of
   period                                   $1.816           $1.984           $1.790           $1.349
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,862            4,911            5,384            5,313
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.984           $1.790           $1.349           $2.304
  Accumulation Unit Value at end of
   period                                   $1.816           $1.984           $1.790           $1.349
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,862            4,911            5,384            5,313
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.944           $1.759           $1.328                -
  Accumulation Unit Value at end of
   period                                   $1.775           $1.944           $1.759                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  387              165               77                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.932           $1.749           $1.321           $2.264
  Accumulation Unit Value at end of
   period                                   $1.763           $1.932           $1.749           $1.321
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,170            1,378            1,607            1,675
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.891           $1.716           $1.299                -
  Accumulation Unit Value at end of
   period                                   $1.721           $1.891           $1.716                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  281              319              166                -
INVESCO V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.833           $1.628           $1.267           $1.797
  Accumulation Unit Value at end of
   period                                   $1.693           $1.833           $1.628           $1.267
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,244            6,149            6,200            6,327
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.798           $1.600           $1.248           $1.773
  Accumulation Unit Value at end of
   period                                   $1.657           $1.798           $1.600           $1.248
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  398              414              368              313
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.781           $1.587           $1.239           $1.762
  Accumulation Unit Value at end of
   period                                   $1.640           $1.781           $1.587           $1.239
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,901            2,439            2,977            3,499
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.749           $1.561           $1.221           $1.740
  Accumulation Unit Value at end of
   period                                   $1.607           $1.749           $1.561           $1.221
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,371            7,668            8,054            8,441
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.749           $1.561           $1.221           $1.740
  Accumulation Unit Value at end of
   period                                   $1.607           $1.749           $1.561           $1.221
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,371            7,668            8,054            8,441

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $2.046           $1.625           $1.371
  Accumulation Unit Value at end of
   period                                   $2.304           $2.046           $1.625
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,686            2,772            1,923
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $2.046           $1.625           $1.371
  Accumulation Unit Value at end of
   period                                   $2.304           $2.046           $1.625
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,686            2,772            1,923
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $2.016           $1.607           $1.358
  Accumulation Unit Value at end of
   period                                   $2.264           $2.016           $1.607
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,498            1,243            1,818
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
INVESCO V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.663           $1.515           $1.395
  Accumulation Unit Value at end of
   period                                   $1.797           $1.663           $1.515
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,210            4,974            4,285
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.644           $1.501           $1.383
  Accumulation Unit Value at end of
   period                                   $1.773           $1.644           $1.501
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  379              361              284
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.635           $1.495           $1.378
  Accumulation Unit Value at end of
   period                                   $1.762           $1.635           $1.495
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,875            4,010            5,481
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $1.618           $1.482           $1.369
  Accumulation Unit Value at end of
   period                                   $1.740           $1.618           $1.482
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,498            8,591            8,284
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.618           $1.482           $1.369
  Accumulation Unit Value at end of
   period                                   $1.740           $1.618           $1.482
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,498            8,591            8,284

82

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.714           $1.534           $1.203                -
  Accumulation Unit Value at end of
   period                                   $1.571           $1.714           $1.534                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,109            1,161              450                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.703           $1.525           $1.196           $1.710
  Accumulation Unit Value at end of
   period                                   $1.560           $1.703           $1.525           $1.196
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,730            4,887            5,528            5,631
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.667           $1.496           $1.177                -
  Accumulation Unit Value at end of
   period                                   $1.523           $1.667           $1.496                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  955              863              587                -
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.361          $12.113          $10.123          $14.937
  Accumulation Unit Value at end of
   period                                  $15.045          $15.361          $12.113          $10.123
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  671              729              771              720
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $15.142          $11.964          $10.018          $14.812
  Accumulation Unit Value at end of
   period                                  $14.800          $15.142          $11.964          $10.018
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   45               44               39               42
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $15.033          $11.890           $9.966          $14.750
  Accumulation Unit Value at end of
   period                                  $14.679          $15.033          $11.890           $9.966
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  144              169              168              187
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $14.818          $11.743           $9.862          $14.626
  Accumulation Unit Value at end of
   period                                  $14.440          $14.818          $11.743           $9.862
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  413              450              509              441
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.818          $11.743           $9.862          $14.626
  Accumulation Unit Value at end of
   period                                  $14.440          $14.818          $11.743           $9.862
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  413              450              509              441
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.553          $11.562           $9.735                -
  Accumulation Unit Value at end of
   period                                  $14.147          $14.553          $11.562                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   47               36               22                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.501          $11.526           $9.710          $14.443
  Accumulation Unit Value at end of
   period                                  $14.089          $14.501          $11.526           $9.710
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  156              201              242              254

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.595           $1.465           $1.356
  Accumulation Unit Value at end of
   period                                   $1.710           $1.595           $1.465
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,572            4,515            5,229
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.394          $12.423          $10.812
  Accumulation Unit Value at end of
   period                                  $14.937          $14.394          $12.423
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  407              134               78
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $14.302          $12.368          $10.779
  Accumulation Unit Value at end of
   period                                  $14.812          $14.302          $12.368
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   18                7                5
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.256          $12.341          $10.762
  Accumulation Unit Value at end of
   period                                  $14.750          $14.256          $12.341
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  150               90               80
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $14.165          $12.287          $10.729
  Accumulation Unit Value at end of
   period                                  $14.626          $14.165          $12.287
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  274              193              139
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.165          $12.287          $10.729
  Accumulation Unit Value at end of
   period                                  $14.626          $14.165          $12.287
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  274              193              139
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.029          $12.205          $10.679
  Accumulation Unit Value at end of
   period                                  $14.443          $14.029          $12.205
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  156              109               81

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.242          $11.349           $9.584                -
  Accumulation Unit Value at end of
   period                                  $13.803          $14.242          $11.349                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   51               42               15                -
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.727                -                -                -
  Accumulation Unit Value at end of
   period                                   $9.223                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  159                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.724                -                -                -
  Accumulation Unit Value at end of
   period                                   $9.208                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   21                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.723                -                -                -
  Accumulation Unit Value at end of
   period                                   $9.201                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   67                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.720                -                -                -
  Accumulation Unit Value at end of
   period                                   $9.186                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   96                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.720                -                -                -
  Accumulation Unit Value at end of
   period                                   $9.186                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   96                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.717                -                -                -
  Accumulation Unit Value at end of
   period                                   $9.168                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    8                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.716                -                -                -
  Accumulation Unit Value at end of
   period                                   $9.165                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  101                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.713                -                -                -
  Accumulation Unit Value at end of
   period                                   $9.146                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   50                -                -                -
MFS GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $16.684          $15.050          $11.558          $17.689
  Accumulation Unit Value at end of
   period                                  $15.748          $16.684          $15.050          $11.558
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   46               46               43               51

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  -------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                     -                -                -  (a)
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                     -                -                -  (a)
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                     -                -                -  (a)
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                     -                -                -  (a)
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -  (a)
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -  (a)
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -  (a)
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -  (a)
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
MFS GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $16.420          $13.378          $12.168
  Accumulation Unit Value at end of
   period                                  $17.689          $16.420          $13.378
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   58               35               19

84

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $15.652          $14.147          $10.887          $16.695
  Accumulation Unit Value at end of
   period                                  $14.744          $15.652          $14.147          $10.887
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   13               13               13               15
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $15.473          $14.000          $10.784          $16.554
  Accumulation Unit Value at end of
   period                                  $14.561          $15.473          $14.000          $10.784
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   34               34               42               53
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $13.772          $12.486           $9.637          $14.823
  Accumulation Unit Value at end of
   period                                  $12.935          $13.772          $12.486           $9.637
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   45               52               64              146
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.772          $12.486           $9.637          $14.823
  Accumulation Unit Value at end of
   period                                  $12.935          $13.772          $12.486           $9.637
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   45               52               64              146
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.899          $13.541          $10.477                -
  Accumulation Unit Value at end of
   period                                  $13.958          $14.899          $13.541                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    7                5                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.728          $13.392          $10.367          $15.995
  Accumulation Unit Value at end of
   period                                  $13.791          $14.728          $13.392          $10.367
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   51               65               71              112
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.109          $11.950           $9.274                -
  Accumulation Unit Value at end of
   period                                  $12.245          $13.109          $11.950                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   10               10                5                -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.901           $8.701           $6.406          $10.375
  Accumulation Unit Value at end of
   period                                   $9.736           $9.901           $8.701           $6.406
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  310              310              268              180
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.604           $8.457           $6.239          $10.125
  Accumulation Unit Value at end of
   period                                   $9.426           $9.604           $8.457           $6.239
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   74               63               63               73
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.494           $8.369           $6.180          $10.039
  Accumulation Unit Value at end of
   period                                   $9.309           $9.494           $8.369           $6.180
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  121              143              182              167

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $15.528          $12.677          $11.545
  Accumulation Unit Value at end of
   period                                  $16.695          $15.528          $12.677
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   21               14               15
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $15.412          $12.595          $11.478
  Accumulation Unit Value at end of
   period                                  $16.554          $15.412          $12.595
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   54               56               53
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $13.828          $11.323          $10.333
  Accumulation Unit Value at end of
   period                                  $14.823          $13.828          $11.323
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  111              112               88
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.828          $11.323          $10.333
  Accumulation Unit Value at end of
   period                                  $14.823          $13.828          $11.323
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  111              112               88
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.966          $12.292          $11.239
  Accumulation Unit Value at end of
   period                                  $15.995          $14.966          $12.292
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   46               32               24
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.679           $8.153           $6.894
  Accumulation Unit Value at end of
   period                                  $10.375           $8.679           $8.153
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  195               98               78
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $8.486           $7.988           $6.763
  Accumulation Unit Value at end of
   period                                  $10.125           $8.486           $7.988
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  100               92               96
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.423           $7.936           $6.724
  Accumulation Unit Value at end of
   period                                  $10.039           $8.423           $7.936
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  209              325              340

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $6.216           $5.490           $4.062           $6.612
  Accumulation Unit Value at end of
   period                                   $6.082           $6.216           $5.490           $4.062
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  361              418              403              321
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.216           $5.490           $4.062           $6.612
  Accumulation Unit Value at end of
   period                                   $6.082           $6.216           $5.490           $4.062
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  361              418              403              321
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.142           $8.094           $6.004                -
  Accumulation Unit Value at end of
   period                                   $8.923           $9.142           $8.094                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   47               45                7                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.037           $8.005           $5.941           $9.700
  Accumulation Unit Value at end of
   period                                   $8.816           $9.037           $8.005           $5.941
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  131              143              156              107
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.917           $5.254           $3.909                -
  Accumulation Unit Value at end of
   period                                   $5.757           $5.917           $5.254                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   85               87               24                -
MFS HIGH INCOME SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.293          $13.510           $9.439          $13.336
  Accumulation Unit Value at end of
   period                                  $15.707          $15.293          $13.510           $9.439
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  899              986              968              820
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $14.600          $12.924           $9.047          $12.809
  Accumulation Unit Value at end of
   period                                  $14.966          $14.600          $12.924           $9.047
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  112              118              130              114
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.434          $12.789           $8.962          $12.700
  Accumulation Unit Value at end of
   period                                  $14.780          $14.434          $12.789           $8.962
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  353              403              523              485
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $14.334          $12.726           $8.936          $12.689
  Accumulation Unit Value at end of
   period                                  $14.649          $14.334          $12.726           $8.936
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  745              994              949              794
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.334          $12.726           $8.936          $12.689
  Accumulation Unit Value at end of
   period                                  $14.649          $14.334          $12.726           $8.936
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  745              994              949              794

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $5.558           $5.248           $4.452
  Accumulation Unit Value at end of
   period                                   $6.612           $5.558           $5.248
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  527              177              145
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.558           $5.248           $4.452
  Accumulation Unit Value at end of
   period                                   $6.612           $5.558           $5.248
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  527              177              145
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.179           $7.745           $6.584
  Accumulation Unit Value at end of
   period                                   $9.700           $8.179           $7.745
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   76               49               69
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
MFS HIGH INCOME SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.282          $12.198          $11.734
  Accumulation Unit Value at end of
   period                                  $13.336          $13.282          $12.198
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  835              586              377
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.783          $11.762          $11.330
  Accumulation Unit Value at end of
   period                                  $12.809          $12.783          $11.762
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  131              135              159
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.687          $11.686          $11.265
  Accumulation Unit Value at end of
   period                                  $12.700          $12.687          $11.686
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  605              709              751
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.701          $11.722          $11.314
  Accumulation Unit Value at end of
   period                                  $12.689          $12.701          $11.722
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  794              707              689
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.701          $11.722          $11.314
  Accumulation Unit Value at end of
   period                                  $12.689          $12.701          $11.722
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  794              707              689

86

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.898          $12.370           $8.707                -
  Accumulation Unit Value at end of
   period                                  $14.168          $13.898          $12.370                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  126               72               23                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.739          $12.235           $8.616          $12.272
  Accumulation Unit Value at end of
   period                                  $13.998          $13.739          $12.235           $8.616
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  378              557              595              461
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.644          $12.181           $8.600                -
  Accumulation Unit Value at end of
   period                                  $13.868          $13.644          $12.181                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  190              105               81                -
MFS INVESTORS GROWTH STOCK SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.273           $8.357           $6.070           $9.746
  Accumulation Unit Value at end of
   period                                   $9.202           $9.273           $8.357           $6.070
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   93               98              118              123
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $8.700           $7.856           $5.717           $9.199
  Accumulation Unit Value at end of
   period                                   $8.616           $8.700           $7.856           $5.717
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   62               70               73               89
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.601           $7.774           $5.663           $9.121
  Accumulation Unit Value at end of
   period                                   $8.509           $8.601           $7.774           $5.663
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   90              119              129              145
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $6.632           $6.007           $4.385           $7.076
  Accumulation Unit Value at end of
   period                                   $6.548           $6.632           $6.007           $4.385
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  138              163              193              193
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.632           $6.007           $4.385           $7.076
  Accumulation Unit Value at end of
   period                                   $6.548           $6.632           $6.007           $4.385
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  138              163              193              193
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.282           $7.519           $5.502                -
  Accumulation Unit Value at end of
   period                                   $8.156           $8.282           $7.519                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    9               12                7                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.187           $7.437           $5.445           $8.813
  Accumulation Unit Value at end of
   period                                   $8.059           $8.187           $7.437           $5.445
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  109              134              178              176

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.321          $11.405          $11.030
  Accumulation Unit Value at end of
   period                                  $12.272          $12.321          $11.405
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  372              333              394
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
MFS INVESTORS GROWTH STOCK SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.871           $8.358           $7.590
  Accumulation Unit Value at end of
   period                                   $9.746           $8.871           $8.358
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  132               87               58
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $8.390           $7.921           $7.202
  Accumulation Unit Value at end of
   period                                   $9.199           $8.390           $7.921
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   87               98              106
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.327           $7.869           $7.160
  Accumulation Unit Value at end of
   period                                   $9.121           $8.327           $7.869
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  201              301              381
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $6.473           $6.129           $5.585
  Accumulation Unit Value at end of
   period                                   $7.076           $6.473           $6.129
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  181              180              189
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.473           $6.129           $5.585
  Accumulation Unit Value at end of
   period                                   $7.076           $6.473           $6.129
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  181              180              189
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.086           $7.680           $7.011
  Accumulation Unit Value at end of
   period                                   $8.813           $8.086           $7.680
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   92               62               66

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.313           $5.749           $4.220                -
  Accumulation Unit Value at end of
   period                                   $6.199           $6.313           $5.749                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   27               18               12                -
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.971          $10.009           $7.995          $12.109
  Accumulation Unit Value at end of
   period                                  $10.588          $10.971          $10.009           $7.995
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,447            2,689            2,878            2,970
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.557           $8.737           $6.992          $10.612
  Accumulation Unit Value at end of
   period                                   $9.205           $9.557           $8.737           $6.992
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  367              419              454              475
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.448           $8.645           $6.926          $10.522
  Accumulation Unit Value at end of
   period                                   $9.090           $9.448           $8.645           $6.926
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  627              725              877            1,008
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.183           $8.420           $6.759          $10.290
  Accumulation Unit Value at end of
   period                                   $8.818           $9.183           $8.420           $6.759
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,330            2,973            3,530            3,827
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.183           $8.420           $6.759          $10.290
  Accumulation Unit Value at end of
   period                                   $8.818           $9.183           $8.420           $6.759
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,330            2,973            3,530            3,827
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.097           $8.362           $6.729                -
  Accumulation Unit Value at end of
   period                                   $8.714           $9.097           $8.362                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  399              278               95                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.993           $8.270           $6.659          $10.167
  Accumulation Unit Value at end of
   period                                   $8.609           $8.993           $8.270           $6.659
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  802            1,002            1,195            1,311
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.741           $8.059           $6.505                -
  Accumulation Unit Value at end of
   period                                   $8.348           $8.741           $8.059                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  231              173               68                -
MFS MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $5.676           $4.437           $3.172           $6.638
  Accumulation Unit Value at end of
   period                                   $5.263           $5.676           $4.437           $3.172
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  520              645              577              507

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.127           $9.981           $9.053
  Accumulation Unit Value at end of
   period                                  $12.109          $11.127           $9.981
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,802            1,871            1,019
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.771           $8.782           $7.976
  Accumulation Unit Value at end of
   period                                  $10.612           $9.771           $8.782
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  488              447              327
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.698           $8.726           $7.930
  Accumulation Unit Value at end of
   period                                  $10.522           $9.698           $8.726
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,110              991              854
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.502           $8.567           $7.796
  Accumulation Unit Value at end of
   period                                  $10.290           $9.502           $8.567
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,980            3,850            3,202
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.502           $8.567           $7.796
  Accumulation Unit Value at end of
   period                                  $10.290           $9.502           $8.567
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,980            3,850            3,202
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.417           $8.516           $7.765
  Accumulation Unit Value at end of
   period                                  $10.167           $9.417           $8.516
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,220            1,172            1,140
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
MFS MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $6.126           $6.055           $5.306
  Accumulation Unit Value at end of
   period                                   $6.638           $6.126           $6.055
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  495              449              399

88

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $5.548           $4.346           $3.113           $6.527
  Accumulation Unit Value at end of
   period                                   $5.134           $5.548           $4.346           $3.113
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   66               83               80               55
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $5.490           $4.305           $3.087           $6.479
  Accumulation Unit Value at end of
   period                                   $5.076           $5.490           $4.305           $3.087
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  272              335              341              374
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $5.816           $4.570           $3.283           $6.905
  Accumulation Unit Value at end of
   period                                   $5.366           $5.816           $4.570           $3.283
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  464              693              606              521
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.816           $4.570           $3.283           $6.905
  Accumulation Unit Value at end of
   period                                   $5.366           $5.816           $4.570           $3.283
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  464              693              606              521
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.280           $4.159           $2.996                -
  Accumulation Unit Value at end of
   period                                   $4.860           $5.280           $4.159                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   58               36               43                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.233           $4.124           $2.972           $6.269
  Accumulation Unit Value at end of
   period                                   $4.814           $5.233           $4.124           $2.972
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  443              502              508              560
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.536           $4.374           $3.160                -
  Accumulation Unit Value at end of
   period                                   $5.080           $5.536           $4.374                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   46               50               27                -
MFS NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $19.971          $14.847           $9.222          $15.407
  Accumulation Unit Value at end of
   period                                  $17.680          $19.971          $14.847           $9.222
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  850              965            1,104            1,290
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $18.053          $13.448           $8.370          $14.012
  Accumulation Unit Value at end of
   period                                  $15.950          $18.053          $13.448           $8.370
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  148              161              181              211
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $17.847          $13.308           $8.291          $13.893
  Accumulation Unit Value at end of
   period                                  $15.752          $17.847          $13.308           $8.291
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  262              324              388              484

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                $6.036           $5.978           $5.246
  Accumulation Unit Value at end of
   period                                   $6.527           $6.036           $5.978
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   83               94              111
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $5.998           $5.946           $5.221
  Accumulation Unit Value at end of
   period                                   $6.479           $5.998           $5.946
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  426              506              570
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $6.405           $6.362           $5.594
  Accumulation Unit Value at end of
   period                                   $6.905           $6.405           $6.362
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  514              513              535
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.405           $6.362           $5.594
  Accumulation Unit Value at end of
   period                                   $6.905           $6.405           $6.362
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  514              513              535
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.832           $5.811           $5.120
  Accumulation Unit Value at end of
   period                                   $6.269           $5.832           $5.811
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  453              433              482
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
MFS NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.233          $13.638          $11.343
  Accumulation Unit Value at end of
   period                                  $15.407          $15.233          $13.638
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,310              909              377
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $13.881          $12.453          $10.371
  Accumulation Unit Value at end of
   period                                  $14.012          $13.881          $12.453
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  213              171              125
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.778          $12.372          $10.310
  Accumulation Unit Value at end of
   period                                  $13.893          $13.778          $12.372
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  526              472              392

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.602           $8.669           $5.411           $9.086
  Accumulation Unit Value at end of
   period                                  $10.220          $11.602           $8.669           $5.411
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,138            1,468            1,829            2,171
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.602           $8.669           $5.411           $9.086
  Accumulation Unit Value at end of
   period                                  $10.220          $11.602           $8.669           $5.411
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,138            1,468            1,829            2,171
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $17.185          $12.872           $8.055                -
  Accumulation Unit Value at end of
   period                                  $15.099          $17.185          $12.872                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  136               95               30                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.987          $12.730           $7.971          $13.424
  Accumulation Unit Value at end of
   period                                  $14.919          $16.987          $12.730           $7.971
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  306              351              439              557
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.044           $8.297           $5.208                -
  Accumulation Unit Value at end of
   period                                   $9.675          $11.044           $8.297                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  135              138               86                -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.402          $11.697          $10.207          $10.596
  Accumulation Unit Value at end of
   period                                  $13.061          $12.402          $11.697          $10.207
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,353            1,358            1,188              949
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.259          $11.585          $10.129          $10.537
  Accumulation Unit Value at end of
   period                                  $12.884          $12.259          $11.585          $10.129
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  109               99               89               61
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.188          $11.530          $10.091          $10.507
  Accumulation Unit Value at end of
   period                                  $12.797          $12.188          $11.530          $10.091
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  400              371              369              231
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.047          $11.419          $10.014          $10.448
  Accumulation Unit Value at end of
   period                                  $12.624          $12.047          $11.419          $10.014
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  975              968              894              654
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.047          $11.419          $10.014          $10.448
  Accumulation Unit Value at end of
   period                                  $12.624          $12.047          $11.419          $10.014
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  975              968              894              654

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                $9.029           $8.124           $6.779
  Accumulation Unit Value at end of
   period                                   $9.086           $9.029           $8.124
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,321            2,253            1,794
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.029           $8.124           $6.779
  Accumulation Unit Value at end of
   period                                   $9.086           $9.029           $8.124
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,321            2,253            1,794
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.379          $12.074          $10.096
  Accumulation Unit Value at end of
   period                                  $13.424          $13.379          $12.074
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  495              518              578
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.307          $10.040           $9.983
  Accumulation Unit Value at end of
   period                                  $10.596          $10.307          $10.040
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  641              177               27
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.269          $10.024           $9.980
  Accumulation Unit Value at end of
   period                                  $10.537          $10.269          $10.024
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   38               30               17
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.251          $10.016           $9.978
  Accumulation Unit Value at end of
   period                                  $10.507          $10.251          $10.016
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  177               76               31
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.214          $10.000           $9.975
  Accumulation Unit Value at end of
   period                                  $10.448          $10.214          $10.000
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  458              226               91
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.214          $10.000           $9.975
  Accumulation Unit Value at end of
   period                                  $10.448          $10.214          $10.000
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  458              226               91

90

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.873          $11.282           $9.919                -
  Accumulation Unit Value at end of
   period                                  $12.411          $11.873          $11.282                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  137               64               29                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.838          $11.255           $9.900          $10.361
  Accumulation Unit Value at end of
   period                                  $12.368          $11.838          $11.255           $9.900
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  302              433              412              367
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.668          $11.121           $9.806                -
  Accumulation Unit Value at end of
   period                                  $12.159          $11.668          $11.121                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  132               84               28                -
MFS RESEARCH INTERNATIONAL SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.256          $12.126           $9.392          $16.527
  Accumulation Unit Value at end of
   period                                  $11.656          $13.256          $12.126           $9.392
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  615              625              657              699
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $13.107          $12.013           $9.324          $16.439
  Accumulation Unit Value at end of
   period                                  $11.501          $13.107          $12.013           $9.324
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   41               42               40               45
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.033          $11.957           $9.289          $16.395
  Accumulation Unit Value at end of
   period                                  $11.425          $13.033          $11.957           $9.289
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  100              105              111              123
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.886          $11.846           $9.221          $16.307
  Accumulation Unit Value at end of
   period                                  $11.273          $12.886          $11.846           $9.221
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  313              334              376              414
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.886          $11.846           $9.221          $16.307
  Accumulation Unit Value at end of
   period                                  $11.273          $12.886          $11.846           $9.221
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  313              334              376              414
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.704          $11.708           $9.137                -
  Accumulation Unit Value at end of
   period                                  $11.087          $12.704          $11.708                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   20               14               11                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.668          $11.681           $9.120          $16.177
  Accumulation Unit Value at end of
   period                                  $11.050          $12.668          $11.681           $9.120
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   74               87              100              103

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.158           $9.975           $9.971
  Accumulation Unit Value at end of
   period                                  $10.361          $10.158           $9.975
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   89               29               10
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
MFS RESEARCH INTERNATIONAL SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.847          $11.985          $10.019
  Accumulation Unit Value at end of
   period                                  $16.527          $14.847          $11.985
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  300               57                3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $14.798          $11.969          $10.019
  Accumulation Unit Value at end of
   period                                  $16.439          $14.798          $11.969
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   19               10                3
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.773          $11.961          $10.019
  Accumulation Unit Value at end of
   period                                  $16.395          $14.773          $11.961
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   71               13                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $14.724          $11.945          $10.018
  Accumulation Unit Value at end of
   period                                  $16.307          $14.724          $11.945
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  245              129                5
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.724          $11.945          $10.018
  Accumulation Unit Value at end of
   period                                  $16.307          $14.724          $11.945
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  245              129                5
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.650          $11.921          $10.018
  Accumulation Unit Value at end of
   period                                  $16.177          $14.650          $11.921
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   48               13                2

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.490          $11.545           $9.037                -
  Accumulation Unit Value at end of
   period                                  $10.867          $12.490          $11.545                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   42               32               15                -
MFS RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.002          $10.496           $8.150          $12.925
  Accumulation Unit Value at end of
   period                                  $11.787          $12.002          $10.496           $8.150
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   57               54               51               35
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.862          $10.395           $8.087          $12.851
  Accumulation Unit Value at end of
   period                                  $11.627          $11.862          $10.395           $8.087
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   11               10               19                4
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.793          $10.345           $8.056          $12.815
  Accumulation Unit Value at end of
   period                                  $11.548          $11.793          $10.345           $8.056
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   25               24               19               13
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.656          $10.245           $7.995          $12.742
  Accumulation Unit Value at end of
   period                                  $11.391          $11.656          $10.245           $7.995
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   95              110              123               54
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.656          $10.245           $7.995          $12.742
  Accumulation Unit Value at end of
   period                                  $11.391          $11.656          $10.245           $7.995
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   95              110              123               54
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.487          $10.122           $7.918                -
  Accumulation Unit Value at end of
   period                                  $11.198          $11.487          $10.122                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   13                9                7                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.454          $10.097           $7.903          $12.634
  Accumulation Unit Value at end of
   period                                  $11.160          $11.454          $10.097           $7.903
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   40               47               41               17
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.288           $9.976           $7.827                -
  Accumulation Unit Value at end of
   period                                  $10.970          $11.288           $9.976                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1                1                -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.485          $14.278          $12.261          $15.960
  Accumulation Unit Value at end of
   period                                  $15.548          $15.485          $14.278          $12.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,379            5,949            6,318            6,881

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
MFS RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.572          $10.617           $9.472
  Accumulation Unit Value at end of
   period                                  $12.925          $11.572          $10.617
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   32               11                4
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.530          $10.599           $9.469
  Accumulation Unit Value at end of
   period                                  $12.851          $11.530          $10.599
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.508          $10.590           $9.468
  Accumulation Unit Value at end of
   period                                  $12.815          $11.508          $10.590
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   19               10                8
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.466          $10.573           $9.464
  Accumulation Unit Value at end of
   period                                  $12.742          $11.466          $10.573
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   66               32               18
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.466          $10.573           $9.464
  Accumulation Unit Value at end of
   period                                  $12.742          $11.466          $10.573
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   66               32               18
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.403          $10.546           $9.459
  Accumulation Unit Value at end of
   period                                  $12.634          $11.403          $10.546
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   18                7                9
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.523          $14.061          $13.598
  Accumulation Unit Value at end of
   period                                  $15.960          $15.523          $14.061
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,616            3,959            1,860

92

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $14.141          $13.065          $11.242          $14.663
  Accumulation Unit Value at end of
   period                                  $14.170          $14.141          $13.065          $11.242
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  542              605              655              725
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.980          $12.928          $11.136          $14.539
  Accumulation Unit Value at end of
   period                                  $13.994          $13.980          $12.928          $11.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,336            1,541            1,773            2,097
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $13.008          $12.054          $10.403          $13.610
  Accumulation Unit Value at end of
   period                                  $12.996          $13.008          $12.054          $10.403
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,555            6,223            6,658            7,330
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.008          $12.054          $10.403          $13.610
  Accumulation Unit Value at end of
   period                                  $12.996          $13.008          $12.054          $10.403
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,555            6,223            6,658            7,330
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.461          $12.505          $10.819                -
  Accumulation Unit Value at end of
   period                                  $13.415          $13.461          $12.505                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  620              395              163                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.306          $12.367          $10.706          $14.048
  Accumulation Unit Value at end of
   period                                  $13.254          $13.306          $12.367          $10.706
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,244            1,582            1,868            1,959
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.382          $11.537          $10.012                -
  Accumulation Unit Value at end of
   period                                  $12.303          $12.382          $11.537                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  305              213               95                -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $16.464          $14.962          $12.358          $18.581
  Accumulation Unit Value at end of
   period                                  $16.194          $16.464          $14.962          $12.358
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,047            1,138            1,147            1,111
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $16.214          $14.764          $12.219          $18.408
  Accumulation Unit Value at end of
   period                                  $15.916          $16.214          $14.764          $12.219
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   99               97               88               89
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $16.090          $14.666          $12.150          $18.322
  Accumulation Unit Value at end of
   period                                  $15.778          $16.090          $14.666          $12.150
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  222              239              226              240

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $14.290          $12.970          $12.560
  Accumulation Unit Value at end of
   period                                  $14.663          $14.290          $12.970
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  831              770              505
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.183          $12.886          $12.487
  Accumulation Unit Value at end of
   period                                  $14.539          $14.183          $12.886
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,467            2,222            2,017
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $13.303          $12.111          $11.752
  Accumulation Unit Value at end of
   period                                  $13.610          $13.303          $12.111
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,125            7,399            5,461
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.303          $12.111          $11.752
  Accumulation Unit Value at end of
   period                                  $13.610          $13.303          $12.111
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,125            7,399            5,461
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.773          $12.576          $12.227
  Accumulation Unit Value at end of
   period                                  $14.048          $13.773          $12.576
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,070            1,991            2,026
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $17.453          $14.639          $13.768
  Accumulation Unit Value at end of
   period                                  $18.581          $17.453          $14.639
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  807              373              148
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $17.325          $14.561          $13.713
  Accumulation Unit Value at end of
   period                                  $18.408          $17.325          $14.561
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   72               69               19
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $17.262          $14.522          $13.686
  Accumulation Unit Value at end of
   period                                  $18.322          $17.262          $14.522
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  223              137              107

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $15.845          $14.471          $12.013          $18.152
  Accumulation Unit Value at end of
   period                                  $15.507          $15.845          $14.471          $12.013
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  632              733              802              824
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.845          $14.471          $12.013          $18.152
  Accumulation Unit Value at end of
   period                                  $15.507          $15.845          $14.471          $12.013
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  632              733              802              824
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.544          $14.232          $11.844                -
  Accumulation Unit Value at end of
   period                                  $15.175          $15.544          $14.232                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   75               49               30                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.484          $14.185          $11.810          $17.899
  Accumulation Unit Value at end of
   period                                  $15.109          $15.484          $14.185          $11.810
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  223              252              282              227
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.190          $13.950          $11.644                -
  Accumulation Unit Value at end of
   period                                  $14.785          $15.190          $13.950                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   54               36                8                -
MUTUAL GLOBAL DISCOVERY SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $21.077          $19.081          $15.684          $22.220
  Accumulation Unit Value at end of
   period                                  $20.178          $21.077          $19.081          $15.684
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,485            1,710            1,812            1,884
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $20.756          $18.828          $15.507          $22.013
  Accumulation Unit Value at end of
   period                                  $19.831          $20.756          $18.828          $15.507
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  123              138              137              141
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $20.597          $18.703          $15.419          $21.911
  Accumulation Unit Value at end of
   period                                  $19.660          $20.597          $18.703          $15.419
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  245              269              289              327
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $20.284          $18.455          $15.245          $21.707
  Accumulation Unit Value at end of
   period                                  $19.322          $20.284          $18.455          $15.245
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,014            1,245            1,336            1,398
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $20.284          $18.455          $15.245          $21.707
  Accumulation Unit Value at end of
   period                                  $19.322          $20.284          $18.455          $15.245
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,014            1,245            1,336            1,398

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $17.136          $14.445          $13.631
  Accumulation Unit Value at end of
   period                                  $18.152          $17.136          $14.445
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  638              486              298
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $17.136          $14.445          $13.631
  Accumulation Unit Value at end of
   period                                  $18.152          $17.136          $14.445
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  638              486              298
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.948          $14.330          $13.549
  Accumulation Unit Value at end of
   period                                  $17.899          $16.948          $14.330
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  192              225              131
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
MUTUAL GLOBAL DISCOVERY SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $20.136          $16.585          $14.600
  Accumulation Unit Value at end of
   period                                  $22.220          $20.136          $16.585
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,814            1,001              438
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $19.988          $16.497          $14.541
  Accumulation Unit Value at end of
   period                                  $22.013          $19.988          $16.497
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  161              151               50
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $19.915          $16.453          $14.512
  Accumulation Unit Value at end of
   period                                  $21.911          $19.915          $16.453
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  450              373              358
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $19.770          $16.366          $14.454
  Accumulation Unit Value at end of
   period                                  $21.707          $19.770          $16.366
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,586            1,370              848
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $19.770          $16.366          $14.454
  Accumulation Unit Value at end of
   period                                  $21.707          $19.770          $16.366
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,586            1,370              848

94

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $19.898          $18.150          $15.031                -
  Accumulation Unit Value at end of
   period                                  $18.908          $19.898          $18.150                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  130              103               32                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $19.822          $18.090          $14.988          $21.405
  Accumulation Unit Value at end of
   period                                  $18.826          $19.822          $18.090          $14.988
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  327              431              457              449
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $19.446          $17.790          $14.777                -
  Accumulation Unit Value at end of
   period                                  $18.422          $19.446          $17.790                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  110               97               61                -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $16.838          $15.349          $12.342          $19.892
  Accumulation Unit Value at end of
   period                                  $16.439          $16.838          $15.349          $12.342
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,172            7,237            8,060            8,853
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $14.849          $13.562          $10.928          $17.647
  Accumulation Unit Value at end of
   period                                  $14.468          $14.849          $13.562          $10.928
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  729              894              964            1,098
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.679          $13.420          $10.824          $17.498
  Accumulation Unit Value at end of
   period                                  $14.288          $14.679          $13.420          $10.824
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,083            1,287            1,534            1,747
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $13.842          $12.681          $10.248          $16.600
  Accumulation Unit Value at end of
   period                                  $13.447          $13.842          $12.681          $10.248
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,170            7,770            8,836           10,001
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.842          $12.681          $10.248          $16.600
  Accumulation Unit Value at end of
   period                                  $13.447          $13.842          $12.681          $10.248
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,170            7,770            8,836           10,001
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.134          $12.981          $10.517                -
  Accumulation Unit Value at end of
   period                                  $13.696          $14.134          $12.981                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  468              336              151                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.972          $12.838          $10.406          $16.907
  Accumulation Unit Value at end of
   period                                  $13.532          $13.972          $12.838          $10.406
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,194            1,470            1,768            1,928

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $19.553          $16.235          $14.367
  Accumulation Unit Value at end of
   period                                  $21.405          $19.553          $16.235
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  475              489              372
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $19.484          $16.683          $15.153
  Accumulation Unit Value at end of
   period                                  $19.892          $19.484          $16.683
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,553            6,695            4,108
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $17.320          $14.859          $13.515
  Accumulation Unit Value at end of
   period                                  $17.647          $17.320          $14.859
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,279            1,211              850
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $17.191          $14.763          $13.436
  Accumulation Unit Value at end of
   period                                  $17.498          $17.191          $14.763
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,139            2,076            1,985
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $16.342          $14.062          $12.815
  Accumulation Unit Value at end of
   period                                  $16.600          $16.342          $14.062
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               11,385           10,624            8,636
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.342          $14.062          $12.815
  Accumulation Unit Value at end of
   period                                  $16.600          $16.342          $14.062
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               11,385           10,624            8,636
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.694          $14.408          $13.157
  Accumulation Unit Value at end of
   period                                  $16.907          $16.694          $14.408
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,134            2,125            2,145

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.176          $12.138           $9.863                -
  Accumulation Unit Value at end of
   period                                  $12.730          $13.176          $12.138                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  246              239              106                -
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $28.091          $24.164          $14.131          $30.230
  Accumulation Unit Value at end of
   period                                  $23.370          $28.091          $24.164          $14.131
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  398              474              472              424
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $23.896          $20.597          $12.069          $25.871
  Accumulation Unit Value at end of
   period                                  $19.841          $23.896          $20.597          $12.069
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   44               51               57               55
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $23.623          $20.382          $11.955          $25.652
  Accumulation Unit Value at end of
   period                                  $19.595          $23.623          $20.382          $11.955
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  132              144              181              143
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $27.955          $24.167          $14.203          $30.539
  Accumulation Unit Value at end of
   period                                  $23.141          $27.955          $24.167          $14.203
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  382              588              560              467
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $27.955          $24.167          $14.203          $30.539
  Accumulation Unit Value at end of
   period                                  $23.141          $27.955          $24.167          $14.203
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  382              588              560              467
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $22.747          $19.714          $11.615                -
  Accumulation Unit Value at end of
   period                                  $18.783          $22.747          $19.714                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   72               67               29                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $22.486          $19.497          $11.493          $24.786
  Accumulation Unit Value at end of
   period                                  $18.558          $22.486          $19.497          $11.493
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  118              159              201              167
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $26.610          $23.131          $13.670                -
  Accumulation Unit Value at end of
   period                                  $21.907          $26.610          $23.131                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   25               18               10                -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.051          $13.138           $9.717          $16.519
  Accumulation Unit Value at end of
   period                                  $12.388          $14.051          $13.138           $9.717
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,603            2,772            2,928            3,305

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $23.737          $18.733          $14.727
  Accumulation Unit Value at end of
   period                                  $30.230          $23.737          $18.733
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  454              304              159
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $20.355          $16.096          $12.671
  Accumulation Unit Value at end of
   period                                  $25.871          $20.355          $16.096
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   66               66               56
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $20.203          $15.992          $12.597
  Accumulation Unit Value at end of
   period                                  $25.652          $20.203          $15.992
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  216              198              153
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $24.099          $19.114          $15.077
  Accumulation Unit Value at end of
   period                                  $30.539          $24.099          $19.114
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  661              568              399
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $24.099          $19.114          $15.077
  Accumulation Unit Value at end of
   period                                  $30.539          $24.099          $19.114
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  661              568              399
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $19.618          $15.607          $12.335
  Accumulation Unit Value at end of
   period                                  $24.786          $19.618          $15.607
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  170              165              157
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.502          $12.104          $10.823
  Accumulation Unit Value at end of
   period                                  $16.519          $14.502          $12.104
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,379            2,739            1,634

96

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $13.225          $12.390           $9.182          $15.642
  Accumulation Unit Value at end of
   period                                  $11.637          $13.225          $12.390           $9.182
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  399              430              457              505
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.074          $12.260           $9.095          $15.509
  Accumulation Unit Value at end of
   period                                  $11.492          $13.074          $12.260           $9.095
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  659              726              891            1,049
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.307          $11.565           $8.596          $14.688
  Accumulation Unit Value at end of
   period                                  $10.797          $12.307          $11.565           $8.596
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,671            3,346            3,902            4,558
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.307          $11.565           $8.596          $14.688
  Accumulation Unit Value at end of
   period                                  $10.797          $12.307          $11.565           $8.596
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,671            3,346            3,902            4,558
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.589          $11.859           $8.837                -
  Accumulation Unit Value at end of
   period                                  $11.016          $12.589          $11.859                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  446              294              112                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.444          $11.728           $8.744          $14.985
  Accumulation Unit Value at end of
   period                                  $10.884          $12.444          $11.728           $8.744
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  903            1,085            1,274            1,485
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.715          $11.069           $8.273                -
  Accumulation Unit Value at end of
   period                                  $10.221          $11.715          $11.069                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  233              151               91                -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.440          $12.684           $9.807          $17.234
  Accumulation Unit Value at end of
   period                                  $12.334          $13.440          $12.684           $9.807
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,449            6,447            7,255            8,123
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.341          $11.670           $9.041          $15.920
  Accumulation Unit Value at end of
   period                                  $11.303          $12.341          $11.670           $9.041
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  641              796              902            1,010
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.199          $11.548           $8.955          $15.785
  Accumulation Unit Value at end of
   period                                  $11.163          $12.199          $11.548           $8.955
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  683              822            1,027            1,194

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $13.759          $11.506          $10.303
  Accumulation Unit Value at end of
   period                                  $15.642          $13.759          $11.506
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  514              533              355
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.656          $11.432          $10.243
  Accumulation Unit Value at end of
   period                                  $15.509          $13.656          $11.432
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,192            1,167            1,012
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.959          $10.870           $9.752
  Accumulation Unit Value at end of
   period                                  $14.688          $12.959          $10.870
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,767            4,966            4,328
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.959          $10.870           $9.752
  Accumulation Unit Value at end of
   period                                  $14.688          $12.959          $10.870
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,767            4,966            4,328
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.261          $11.157          $10.030
  Accumulation Unit Value at end of
   period                                  $14.985          $13.261          $11.157
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,495            1,596            1,616
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $17.068          $14.202          $12.979
  Accumulation Unit Value at end of
   period                                  $17.234          $17.068          $14.202
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,032            6,655            4,070
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $15.798          $13.172          $12.054
  Accumulation Unit Value at end of
   period                                  $15.920          $15.798          $13.172
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,188            1,106              765
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $15.680          $13.087          $11.983
  Accumulation Unit Value at end of
   period                                  $15.785          $15.680          $13.087
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,528            1,620            1,275

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.841          $11.232           $8.727          $15.414
  Accumulation Unit Value at end of
   period                                  $10.813          $11.841          $11.232           $8.727
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,521            6,857            7,950            9,103
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.841          $11.232           $8.727          $15.414
  Accumulation Unit Value at end of
   period                                  $10.813          $11.841          $11.232           $8.727
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,521            6,857            7,950            9,103
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.747          $11.170           $8.701                -
  Accumulation Unit Value at end of
   period                                  $10.700          $11.747          $11.170                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  353              240               97                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.612          $11.047           $8.610          $15.252
  Accumulation Unit Value at end of
   period                                  $10.572          $11.612          $11.047           $8.610
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  957            1,155            1,377            1,512
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.272          $10.750           $8.399                -
  Accumulation Unit Value at end of
   period                                  $10.236          $11.272          $10.750                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  107              116               61                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $15.342          $12.830          $11.764
  Accumulation Unit Value at end of
   period                                  $15.414          $15.342          $12.830
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               10,657           10,184            8,474
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.342          $12.830          $11.764
  Accumulation Unit Value at end of
   period                                  $15.414          $15.342          $12.830
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               10,657           10,184            8,474
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.227          $12.772          $11.734
  Accumulation Unit Value at end of
   period                                  $15.252          $15.227          $12.772
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,750            1,945            1,941
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -



(a)  Inception date May 2, 2011.



CHASE (2)



                                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                2011            2010            2009            2008
------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST CORE BOND
 PORTFOLIO I
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning     $12.722         $11.805         $10.913         $10.918
   of period
  Accumulation Unit Value at end of        $13.488         $12.722         $11.805         $10.913
   period
  Number of Accumulation Units               3,152           3,368           3,550           2,412
   outstanding at end of period (in
   thousands)
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning     $18.959         $17.627         $16.328         $16.368
   of period
  Accumulation Unit Value at end of        $20.060         $18.959         $17.627         $16.328
   period
  Number of Accumulation Units                 217             247             264             181
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning     $12.467         $11.603         $10.758         $10.796
   of period
  Accumulation Unit Value at end of        $13.178         $12.467         $11.603         $10.758
   period
  Number of Accumulation Units                 312             356             407             280
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning     $12.300         $11.470         $10.657         $10.715
   of period
  Accumulation Unit Value at end of        $12.975         $12.300         $11.470         $10.657
   period
  Number of Accumulation Units               2,259           2,562           2,811           1,927
   outstanding at end of period (in
   thousands)

                                                    AS OF DECEMBER 31,
SUB-ACCOUNT                                2007            2006            2005
--------------------------------------  ------------------------------------------
JPMORGAN INSURANCE TRUST CORE BOND
 PORTFOLIO I
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning     $10.410         $10.132         $10.070
   of period
  Accumulation Unit Value at end of        $10.918         $10.410         $10.132
   period
  Number of Accumulation Units               2,382           1,524             824
   outstanding at end of period (in
   thousands)
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning     $15.638         $15.251         $15.177
   of period
  Accumulation Unit Value at end of        $16.368         $15.638         $15.251
   period
  Number of Accumulation Units                 196             144              91
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning     $10.324         $10.079         $10.037
   of period
  Accumulation Unit Value at end of        $10.796         $10.324         $10.079
   period
  Number of Accumulation Units                 303             190              80
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning     $10.268         $10.044         $10.015
   of period
  Accumulation Unit Value at end of        $10.715         $10.268         $10.044
   period
  Number of Accumulation Units               2,025           1,733           1,328
   outstanding at end of period (in
   thousands)

98

-------------------------------------------------------------------------------


                                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                2011            2010            2009            2008
------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.300         $11.470         $10.657         $10.715
  Accumulation Unit Value at end of
   period                                  $12.975         $12.300         $11.470         $10.657
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,259           2,562           2,811           1,927
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.676         $10.915         $10.166               -
  Accumulation Unit Value at end of
   period                                  $12.286         $11.676         $10.915               -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  133              65              24               -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.054         $11.274         $10.506         $10.595
  Accumulation Unit Value at end of
   period                                  $12.677         $12.054         $11.274         $10.506
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  197             234             249             189
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.603         $10.880         $10.164               -
  Accumulation Unit Value at end of
   period                                  $12.172         $11.603         $10.880               -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   14              10               9               -
JPMORGAN INSURANCE TRUST EQUITY INDEX
 PORTFOLIO I
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.410         $10.109          $8.104         $13.081
  Accumulation Unit Value at end of
   period                                  $11.449         $11.410         $10.109          $8.104
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,582           1,730           1,895           1,852
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.268         $10.003          $8.035         $12.996
  Accumulation Unit Value at end of
   period                                  $11.284         $11.268         $10.003          $8.035
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  187             202             227             228
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.181          $9.936          $7.989         $12.934
  Accumulation Unit Value at end of
   period                                  $11.186         $11.181          $9.936          $7.989
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  184             206             228             237
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.031          $9.822          $7.913         $12.838
  Accumulation Unit Value at end of
   period                                  $11.014         $11.031          $9.822          $7.913
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  993           1,208           1,424           1,478
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.031          $9.822          $7.913         $12.838
  Accumulation Unit Value at end of
   period                                  $11.014         $11.031          $9.822          $7.913
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  993           1,208           1,424           1,478
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.129         $12.612         $10.186               -
  Accumulation Unit Value at end of
   period                                  $14.071         $14.129         $12.612               -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   45              26              15               -

                                                    AS OF DECEMBER 31,
SUB-ACCOUNT                                2007            2006            2005
--------------------------------------  ------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.268         $10.044         $10.015
  Accumulation Unit Value at end of
   period                                  $10.715         $10.268         $10.044
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,025           1,733           1,328
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -               -               -
  Accumulation Unit Value at end of
   period                                        -               -               -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -               -               -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.183          $9.991          $9.982
  Accumulation Unit Value at end of
   period                                  $10.595         $10.183          $9.991
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  232             169              99
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -               -               -
  Accumulation Unit Value at end of
   period                                        -               -               -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -               -               -
JPMORGAN INSURANCE TRUST EQUITY INDEX
 PORTFOLIO I
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.615         $11.079         $10.309
  Accumulation Unit Value at end of
   period                                  $13.081         $12.615         $11.079
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,480           1,079             635
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.559         $11.051         $10.296
  Accumulation Unit Value at end of
   period                                  $12.996         $12.559         $11.051
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  204             175             120
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.512         $11.021         $10.275
  Accumulation Unit Value at end of
   period                                  $12.934         $12.512         $11.021
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  201             143              65
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.443         $10.982         $10.253
  Accumulation Unit Value at end of
   period                                  $12.838         $12.443         $10.982
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,252           1,199             978
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.443         $10.982         $10.253
  Accumulation Unit Value at end of
   period                                  $12.838         $12.443         $10.982
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,252           1,199             978
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -               -               -
  Accumulation Unit Value at end of
   period                                        -               -               -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -               -               -

-------------------------------------------------------------------------------


                                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                2011            2010            2009            2008
------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.810          $9.654          $7.801         $12.694
  Accumulation Unit Value at end of
   period                                  $10.761         $10.810          $9.654          $7.801
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  133             156             168             180
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.040         $12.570         $10.183               -
  Accumulation Unit Value at end of
   period                                  $13.941         $14.040         $12.570               -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4               4               5               -
JPMORGAN INSURANCE TRUST INTREPID
 GROWTH PORTFOLIO I
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.365          $9.922          $7.487         $12.486
  Accumulation Unit Value at end of
   period                                  $11.421         $11.365          $9.922          $7.487
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  176             187             208             209
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $16.672         $14.584         $11.027         $18.426
  Accumulation Unit Value at end of
   period                                  $16.720         $16.672         $14.584         $11.027
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   12              14              14              14
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.137          $9.753          $7.381         $12.347
  Accumulation Unit Value at end of
   period                                  $11.158         $11.137          $9.753          $7.381
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   30              33              35              37
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $10.988          $9.641          $7.312         $12.254
  Accumulation Unit Value at end of
   period                                  $10.987         $10.988          $9.641          $7.312
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   85             100             114             114
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.988          $9.641          $7.312         $12.254
  Accumulation Unit Value at end of
   period                                  $10.987         $10.988          $9.641          $7.312
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   85             100             114             114
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.393         $13.539         $10.294               -
  Accumulation Unit Value at end of
   period                                  $15.352         $15.393         $13.539               -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4               2               -               -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.768          $9.476          $7.208         $12.117
  Accumulation Unit Value at end of
   period                                  $10.734         $10.768          $9.476          $7.208
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    8               9              10              11
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.296         $13.495         $10.291               -
  Accumulation Unit Value at end of
   period                                  $15.210         $15.296         $13.495               -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -               -               -               -

                                                    AS OF DECEMBER 31,
SUB-ACCOUNT                                2007            2006            2005
--------------------------------------  ------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.341         $10.925         $10.219
  Accumulation Unit Value at end of
   period                                  $12.694         $12.341         $10.925
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  164             140              81
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -               -               -
  Accumulation Unit Value at end of
   period                                        -               -               -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -               -               -
JPMORGAN INSURANCE TRUST INTREPID
 GROWTH PORTFOLIO I
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.346         $10.913          $9.663
  Accumulation Unit Value at end of
   period                                  $12.486         $11.346         $10.913
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   78               5               7
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $16.777         $16.170         $14.336
  Accumulation Unit Value at end of
   period                                  $18.426         $16.777         $16.170
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    9               6               1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.252         $10.856          $9.632
  Accumulation Unit Value at end of
   period                                  $12.347         $11.252         $10.856
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   18               -               -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $11.191         $10.818          $9.611
  Accumulation Unit Value at end of
   period                                  $12.254         $11.191         $10.818
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   36               9               4
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.191         $10.818          $9.611
  Accumulation Unit Value at end of
   period                                  $12.254         $11.191         $10.818
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   36               9               4
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -               -               -
  Accumulation Unit Value at end of
   period                                        -               -               -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -               -               -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.099         $10.762          $9.579
  Accumulation Unit Value at end of
   period                                  $12.117         $11.099         $10.762
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4               -               -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -               -               -
  Accumulation Unit Value at end of
   period                                        -               -               -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -               -               -

100

-------------------------------------------------------------------------------


                                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                2011            2010            2009            2008
------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST INTREPID MID
 CAP PORTFOLIO I
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.885         $11.775          $8.797         $14.574
  Accumulation Unit Value at end of
   period                                  $13.490         $13.885         $11.775          $8.797
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  309             334             367             394
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $30.917         $26.271         $19.667         $32.646
  Accumulation Unit Value at end of
   period                                  $29.977         $30.917         $26.271         $19.667
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   11              12              13              13
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.607         $11.574          $8.673         $14.411
  Accumulation Unit Value at end of
   period                                  $13.180         $13.607         $11.574          $8.673
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   53              53              57              62
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $13.424         $11.441          $8.591         $14.303
  Accumulation Unit Value at end of
   period                                  $12.977         $13.424         $11.441          $8.591
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  259             299             333             352
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.424         $11.441          $8.591         $14.303
  Accumulation Unit Value at end of
   period                                  $12.977         $13.424         $11.441          $8.591
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  259             299             333             352
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.553         $14.143         $10.646               -
  Accumulation Unit Value at end of
   period                                  $15.962         $16.553         $14.143               -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   11               3               2               -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.155         $11.246          $8.469         $14.143
  Accumulation Unit Value at end of
   period                                  $12.679         $13.155         $11.246          $8.469
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   22              23              25              29
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.449         $14.097         $10.643               -
  Accumulation Unit Value at end of
   period                                  $15.814         $16.449         $14.097               -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -               -               -               -
JPMORGAN INSURANCE TRUST MID CAP
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.311         $11.546          $8.181         $14.752
  Accumulation Unit Value at end of
   period                                  $13.250         $14.311         $11.546          $8.181
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  301             333             372             411
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $14.133         $11.425          $8.112         $14.656
  Accumulation Unit Value at end of
   period                                  $13.060         $14.133         $11.425          $8.112
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   36              38              45              48

                                                    AS OF DECEMBER 31,
SUB-ACCOUNT                                2007            2006            2005
--------------------------------------  ------------------------------------------
JPMORGAN INSURANCE TRUST INTREPID MID
 CAP PORTFOLIO I
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.360         $12.755         $10.877
  Accumulation Unit Value at end of
   period                                  $14.574         $14.360         $12.755
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  301             143              21
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $32.232         $28.686         $24.495
  Accumulation Unit Value at end of
   period                                  $32.646         $32.232         $28.686
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   10               7               1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.242         $12.688         $10.842
  Accumulation Unit Value at end of
   period                                  $14.411         $14.242         $12.688
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   49              24               -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $14.164         $12.644         $10.818
  Accumulation Unit Value at end of
   period                                  $14.303         $14.164         $12.644
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  337             216              34
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.164         $12.644         $10.818
  Accumulation Unit Value at end of
   period                                  $14.303         $14.164         $12.644
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  337             216              34
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -               -               -
  Accumulation Unit Value at end of
   period                                        -               -               -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -               -               -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.048         $12.577         $10.783
  Accumulation Unit Value at end of
   period                                  $14.143         $14.048         $12.577
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   24              14               3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -               -               -
  Accumulation Unit Value at end of
   period                                        -               -               -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -               -               -
JPMORGAN INSURANCE TRUST MID CAP
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.753         $11.605         $10.129
  Accumulation Unit Value at end of
   period                                  $14.752         $12.753         $11.605
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  413             348             213
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.696         $11.576         $10.117
  Accumulation Unit Value at end of
   period                                  $14.656         $12.696         $11.576
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   50              45              26

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.024          $11.348           $8.065          $14.587
  Accumulation Unit Value at end of
   period                                  $12.946          $14.024          $11.348           $8.065
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   27               32               38               43
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $13.836          $11.218           $7.989          $14.477
  Accumulation Unit Value at end of
   period                                  $12.747          $13.836          $11.218           $7.989
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  347              394              447              432
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.836          $11.218           $7.989          $14.477
  Accumulation Unit Value at end of
   period                                  $12.747          $13.836          $11.218           $7.989
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  347              394              447              432
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $17.843          $14.504          $10.355                -
  Accumulation Unit Value at end of
   period                                  $16.398          $17.843          $14.504                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   21                7                4                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.558          $11.026           $7.876          $14.316
  Accumulation Unit Value at end of
   period                                  $12.454          $13.558          $11.026           $7.876
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   25               31               38               42
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $17.731          $14.457          $10.352                -
  Accumulation Unit Value at end of
   period                                  $16.246          $17.731          $14.457                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                1                1                -
JPMORGAN INSURANCE TRUST MID CAP VALUE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.310          $10.928           $8.660          $13.606
  Accumulation Unit Value at end of
   period                                  $13.415          $13.310          $10.928           $8.660
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  241              288              293              309
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $21.407          $17.611          $13.984          $22.015
  Accumulation Unit Value at end of
   period                                  $21.533          $21.407          $17.611          $13.984
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   17               22               25               26
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.043          $10.741           $8.537          $13.453
  Accumulation Unit Value at end of
   period                                  $13.107          $13.043          $10.741           $8.537
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   23               25               31               30
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.868          $10.618           $8.457          $13.353
  Accumulation Unit Value at end of
   period                                  $12.905          $12.868          $10.618           $8.457
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  217              266              304              350

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.649          $11.544          $10.096
  Accumulation Unit Value at end of
   period                                  $14.587          $12.649          $11.544
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   45               36               13
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.579          $11.504          $10.074
  Accumulation Unit Value at end of
   period                                  $14.477          $12.579          $11.504
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  477              500              369
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.579          $11.504          $10.074
  Accumulation Unit Value at end of
   period                                  $14.477          $12.579          $11.504
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  477              500              369
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.476          $11.444          $10.041
  Accumulation Unit Value at end of
   period                                  $14.316          $12.476          $11.444
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   39               37               24
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
JPMORGAN INSURANCE TRUST MID CAP VALUE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.665          $11.867          $10.746
  Accumulation Unit Value at end of
   period                                  $13.606          $13.665          $11.867
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  310              291              237
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $22.155          $19.278          $17.481
  Accumulation Unit Value at end of
   period                                  $22.015          $22.155          $19.278
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   28               29               22
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.553          $11.805          $10.711
  Accumulation Unit Value at end of
   period                                  $13.453          $13.553          $11.805
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   31               31               17
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $13.479          $11.763          $10.688
  Accumulation Unit Value at end of
   period                                  $13.353          $13.479          $11.763
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  376              414              364

102

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.868          $10.618           $8.457          $13.353
  Accumulation Unit Value at end of
   period                                  $12.905          $12.868          $10.618           $8.457
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  217              266              304              350
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.160          $13.368          $10.673                -
  Accumulation Unit Value at end of
   period                                  $16.166          $16.160          $13.368                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   16                9                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.610          $10.436           $8.337          $13.203
  Accumulation Unit Value at end of
   period                                  $12.608          $12.610          $10.436           $8.337
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   20               26               28               30
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.059          $13.324          $10.671                -
  Accumulation Unit Value at end of
   period                                  $16.017          $16.059          $13.324                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1                1                -
JPMORGAN INSURANCE TRUST U.S. EQUITY
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.742          $11.371           $8.622          $13.403
  Accumulation Unit Value at end of
   period                                  $12.336          $12.742          $11.371           $8.622
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  338              357              369              389
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $19.934          $17.826          $13.543          $21.095
  Accumulation Unit Value at end of
   period                                  $19.261          $19.934          $17.826          $13.543
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   25               26               29               31
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.486          $11.177           $8.500          $13.253
  Accumulation Unit Value at end of
   period                                  $12.053          $12.486          $11.177           $8.500
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   37               41               44               49
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.319          $11.049           $8.419          $13.154
  Accumulation Unit Value at end of
   period                                  $11.867          $12.319          $11.049           $8.419
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  236              291              308              348
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.319          $11.049           $8.419          $13.154
  Accumulation Unit Value at end of
   period                                  $11.867          $12.319          $11.049           $8.419
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  236              291              308              348
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.948          $13.441          $10.267                -
  Accumulation Unit Value at end of
   period                                  $14.364          $14.948          $13.441                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   11                5                2                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.479          $11.763          $10.688
  Accumulation Unit Value at end of
   period                                  $13.353          $13.479          $11.763
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  376              414              364
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.368          $11.702          $10.653
  Accumulation Unit Value at end of
   period                                  $13.203          $13.368          $11.702
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   31               33               32
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -
JPMORGAN INSURANCE TRUST U.S. EQUITY
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.300          $10.734          $10.058
  Accumulation Unit Value at end of
   period                                  $13.403          $12.300          $10.734
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  385              317              187
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                               $19.398          $16.962          $15.915
  Accumulation Unit Value at end of
   period                                  $21.095          $19.398          $16.962
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   33               30               19
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.199          $10.678          $10.026
  Accumulation Unit Value at end of
   period                                  $13.253          $12.199          $10.678
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   55               44               20
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                               $12.132          $10.640          $10.004
  Accumulation Unit Value at end of
   period                                  $13.154          $12.132          $10.640
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  350              358              284
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.132          $10.640          $10.004
  Accumulation Unit Value at end of
   period                                  $13.154          $12.132          $10.640
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  350              358              284
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2011             2010             2009             2008
----------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.072          $10.860           $8.300          $13.007
  Accumulation Unit Value at end of
   period                                  $11.595          $12.072          $10.860           $8.300
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   32               36               38               43
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.855          $13.397          $10.265                -
  Accumulation Unit Value at end of
   period                                  $14.231          $14.855          $13.397                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1                1                -

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005
--------------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.032          $10.585           $9.971
  Accumulation Unit Value at end of
   period                                  $13.007          $12.032          $10.585
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   44               43               24
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                     -                -                -
  Accumulation Unit Value at end of
   period                                        -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    -                -                -

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT SEVEN
AND THE BOARD OF DIRECTORS OF HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life Insurance Company Separate Account Seven (the "Account") as of December 31, 2011, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in
Note 6 for each of the periods presented in the five years then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2011, by correspondence with the fund managers; where replies were not received from the fund managers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts disclosed in Note 1 constituting the Hartford Life Insurance Company Separate Account Seven as of December 31, 2011, the results of their operations for each of the periods presented in the year then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
April 13, 2012

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                        ALLIANCEBERNSTEIN VPS
                                 AMERICAN CENTURY VP       BALANCED WEALTH
                                      VALUE FUND          STRATEGY PORTFOLIO
                                   SUB-ACCOUNT (1)           SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        52,485                 460,050
                                      ==========              ==========
  Cost                                  $288,928              $4,624,286
                                      ==========              ==========
  Market value                          $304,415              $4,968,538
 Due from Sponsor Company                     --                      --
 Receivable from fund shares
  sold                                        11                  27,896
 Other assets                                 --                      --
                                      ----------              ----------
 Total assets                            304,426               4,996,434
                                      ----------              ----------
LIABILITIES:
 Due to Sponsor Company                       11                  27,896
 Payable for fund shares
  purchased                                   --                      --
 Other liabilities                            --                      --
                                      ----------              ----------
 Total liabilities                            11                  27,896
                                      ----------              ----------
NET ASSETS:
 For contract liabilities               $304,415              $4,968,538
                                      ==========              ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            30,601                 518,334
 Minimum unit fair value #*            $9.899390               $8.994280
 Maximum unit fair value #*           $10.542841              $13.047412
 Contract liability                     $304,415              $4,968,538
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                --                      --
 Minimum unit fair value #*                 $ --                    $ --
 Maximum unit fair value #*                 $ --                    $ --
 Contract liability                         $ --                    $ --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

(1)  Funded as of June 28, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               ALLIANCEBERNSTEIN VPS   ALLIANCEBERNSTEIN VPS                           ALLIANCEBERNSTEIN VPS
                                   INTERNATIONAL           SMALL/MID-CAP       ALLIANCEBERNSTEIN VPS       INTERNATIONAL
                                  VALUE PORTFOLIO         VALUE PORTFOLIO         VALUE PORTFOLIO         GROWTH PORTFOLIO
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      624,768                 100,258                  22,023                  74,257
                                     ==========              ==========              ==========              ==========
  Cost                               $8,306,799              $1,328,224                $206,376              $1,233,255
                                     ==========              ==========              ==========              ==========
  Market value                       $7,122,357              $1,541,969                $204,373              $1,108,656
 Due from Sponsor Company                    --                      --                      --                      --
 Receivable from fund shares
  sold                                    6,390                     117                      18                     146
 Other assets                                --                      --                      --                      --
                                     ----------              ----------              ----------              ----------
 Total assets                         7,128,747               1,542,086                 204,391               1,108,802
                                     ----------              ----------              ----------              ----------
LIABILITIES:
 Due to Sponsor Company                   6,390                     117                      18                     146
 Payable for fund shares
  purchased                                  --                      --                      --                      --
 Other liabilities                            1                      --                      --                      --
                                     ----------              ----------              ----------              ----------
 Total liabilities                        6,391                     117                      18                     146
                                     ----------              ----------              ----------              ----------
NET ASSETS:
 For contract liabilities            $7,122,356              $1,541,969                $204,373              $1,108,656
                                     ==========              ==========              ==========              ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                   1,276,505                 142,973                  24,720                 159,656
 Minimum unit fair value #*           $5.330054              $10.147412               $7.745686               $6.592131
 Maximum unit fair value #*          $11.179184              $16.817988              $12.578763              $13.143477
 Contract liability                  $7,122,356              $1,541,969                $204,373              $1,108,656
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                          --                      --                      --                      --
 Minimum unit fair value #*                $ --                    $ --                    $ --                    $ --
 Maximum unit fair value #*                $ --                    $ --                    $ --                    $ --
 Contract liability                        $ --                    $ --                    $ --                    $ --

                               INVESCO V.I.      INVESCO V.I.       INVESCO V.I.
                               BASIC VALUE          CAPITAL             CORE
                                   FUND        APPRECIATION FUND    EQUITY FUND
                               SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
-----------------------------  -------------------------------------------------
ASSETS:
 Investments:
  Number of shares               4,616,735            718,737         2,415,304
                               ===========        ===========       ===========
  Cost                         $43,798,451        $15,135,817       $60,785,645
                               ===========        ===========       ===========
  Market value                 $28,254,421        $15,371,345       $64,528,775
 Due from Sponsor Company               --                 --                --
 Receivable from fund shares
  sold                              17,190              7,572            23,275
 Other assets                           --                  5                --
                               -----------        -----------       -----------
 Total assets                   28,271,611         15,378,922        64,552,050
                               -----------        -----------       -----------
LIABILITIES:
 Due to Sponsor Company             17,190              7,572            23,275
 Payable for fund shares
  purchased                             --                 --                --
 Other liabilities                       4                 --                 1
                               -----------        -----------       -----------
 Total liabilities                  17,194              7,572            23,276
                               -----------        -----------       -----------
NET ASSETS:
 For contract liabilities      $28,254,417        $15,371,350       $64,528,774
                               ===========        ===========       ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                             27,883,821         13,637,926         6,271,709
 Minimum unit fair value #*      $0.949870          $0.681986         $0.827807
 Maximum unit fair value #*     $14.622638         $12.339332        $13.242782
 Contract liability            $28,247,241        $15,371,350       $64,506,822
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                  6,756                 --             1,892
 Minimum unit fair value #*      $1.062206               $ --        $11.486173
 Maximum unit fair value #*      $1.062206               $ --        $11.764386
 Contract liability                 $7,176               $ --           $21,952

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      INVESCO V.I.        INVESCO V.I.
                                       GOVERNMENT             HIGH
                                    SECURITIES FUND        YIELD FUND
                                      SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       21,416,911            232,132
                                     ==============       ============
  Cost                                 $260,481,617         $1,270,854
                                     ==============       ============
  Market value                         $267,497,220         $1,169,944
 Due from Sponsor Company                        --                 --
 Receivable from fund shares
  sold                                      941,402                134
 Other assets                                    --                 --
                                     --------------       ------------
 Total assets                           268,438,622          1,170,078
                                     --------------       ------------
LIABILITIES:
 Due to Sponsor Company                     941,402                134
 Payable for fund shares
  purchased                                      --                 --
 Other liabilities                               16                  1
                                     --------------       ------------
 Total liabilities                          941,418                135
                                     --------------       ------------
NET ASSETS:
 For contract liabilities              $267,497,204         $1,169,943
                                     ==============       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #          196,096,514            746,091
 Minimum unit fair value #*               $1.262669          $1.478124
 Maximum unit fair value #*              $10.848746         $17.189533
 Contract liability                    $267,379,380         $1,169,943
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #               83,947                 --
 Minimum unit fair value #*               $1.369153               $ --
 Maximum unit fair value #*               $1.420459               $ --
 Contract liability                        $117,824               $ --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    INVESCO V.I.        INVESCO V.I.   INVESCO V.I.        INVESCO V.I.
                                    INTERNATIONAL       MID CAP CORE     SMALL CAP           CAPITAL
                                     GROWTH FUND         EQUITY FUND    EQUITY FUND      DEVELOPMENT FUND
                                   SUB-ACCOUNT (2)       SUB-ACCOUNT    SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      2,430,058           5,316,019      2,648,654            324,049
                                    =============       =============  =============       ============
  Cost                                $61,505,807         $62,473,185    $37,368,436         $4,100,434
                                    =============       =============  =============       ============
  Market value                        $63,954,410         $61,453,116    $43,377,847         $4,005,838
 Due from Sponsor Company                      --                  --        146,260                 --
 Receivable from fund shares
  sold                                     30,361             127,588             --             13,474
 Other assets                                  --                  10             --                 --
                                    -------------       -------------  -------------       ------------
 Total assets                          63,984,771          61,580,714     43,524,107          4,019,312
                                    -------------       -------------  -------------       ------------
LIABILITIES:
 Due to Sponsor Company                    30,361             127,588             --             13,474
 Payable for fund shares
  purchased                                    --                  --        146,260                 --
 Other liabilities                              8                  --             --                 --
                                    -------------       -------------  -------------       ------------
 Total liabilities                         30,369             127,588        146,260             13,474
                                    -------------       -------------  -------------       ------------
NET ASSETS:
 For contract liabilities             $63,954,402         $61,453,126    $43,377,847         $4,005,838
                                    =============       =============  =============       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                    29,782,050          38,080,879      3,058,247            490,755
 Minimum unit fair value #*             $1.700790           $1.505166     $10.659146          $7.326769
 Maximum unit fair value #*            $14.035243          $13.164231     $15.568620         $14.855018
 Contract liability                   $63,953,455         $61,423,440    $43,363,968         $4,005,838
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           498              17,955            939                 --
 Minimum unit fair value #*             $1.901916           $1.632063     $14.619281               $ --
 Maximum unit fair value #*             $1.901916           $1.683125     $15.045326               $ --
 Contract liability                          $947             $29,686        $13,879               $ --

                                    INVESCO V.I.
                                   BALANCED RISK           INVESCO V.I.         AMERICAN CENTURY VP
                                     ALLOCATION              DIVIDEND                 MID CAP
                                        FUND                GROWTH FUND             VALUE FUND
                                 SUB-ACCOUNT (3)(4)     SUB-ACCOUNT (3)(5)        SUB-ACCOUNT (6)
-----------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       245,168                    406                   1,446
                                    ============            ===========             ===========
  Cost                                $2,685,606                 $6,162                 $18,938
                                    ============            ===========             ===========
  Market value                        $2,816,975                 $5,679                 $19,524
 Due from Sponsor Company                  7,021                     --                      --
 Receivable from fund shares
  sold                                        --                      1                       1
 Other assets                                  1                     --                      --
                                    ------------            -----------             -----------
 Total assets                          2,823,997                  5,680                  19,525
                                    ------------            -----------             -----------
LIABILITIES:
 Due to Sponsor Company                       --                      1                       1
 Payable for fund shares
  purchased                                7,021                     --                      --
 Other liabilities                            --                     --                      --
                                    ------------            -----------             -----------
 Total liabilities                         7,021                      1                       1
                                    ------------            -----------             -----------
NET ASSETS:
 For contract liabilities             $2,816,976                 $5,679                 $19,524
                                    ============            ===========             ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      257,902                    588                   2,004
 Minimum unit fair value #*           $10.835695              $9.662464               $9.668754
 Maximum unit fair value #*           $11.025993              $9.662464               $9.753198
 Contract liability                   $2,816,976                 $5,679                 $19,524
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                     --                      --
 Minimum unit fair value #*                 $ --                   $ --                    $ --
 Maximum unit fair value #*                 $ --                   $ --                    $ --
 Contract liability                         $ --                   $ --                    $ --

(2) Effective April 29, 2011 Invesco Van Kampen V.I. International Growth Equity Fund merged with Invesco V.I. International Growth Fund.

(3)  Funded as of April 29, 2011.

(4) Effective April 29, 2011 Invesco V.I. Global Multi-Asset Fund merged with Invesco V.I. Balanced Risk Allocation Fund.

(5) Effective April 29, 2011 Invesco V.I. Select Dimensions Dividend Growth Portfolio merged with Invesco V.I. Dividend Growth Fund.

(6)  Funded as of July 22, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                              AMERICAN FUNDS
                                    AMERICAN FUNDS                GLOBAL
                                        GLOBAL                  GROWTH AND
                                       BOND FUND               INCOME FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       7,216,188                 9,737,895
                                     =============            ==============
  Cost                                 $79,849,741              $106,184,309
                                     =============            ==============
  Market value                         $85,944,799               $89,491,257
 Due from Sponsor Company                   78,097                        --
 Receivable from fund shares
  sold                                          --                    24,035
 Other assets                                   --                         1
                                     -------------            --------------
 Total assets                           86,022,896                89,515,293
                                     -------------            --------------
LIABILITIES:
 Due to Sponsor Company                         --                    24,035
 Payable for fund shares
  purchased                                 78,097                        --
 Other liabilities                              --                        --
                                     -------------            --------------
 Total liabilities                          78,097                    24,035
                                     -------------            --------------
NET ASSETS:
 For contract liabilities              $85,944,799               $89,491,258
                                     =============            ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           6,753,966                 9,074,505
 Minimum unit fair value #*             $11.867867                 $9.385762
 Maximum unit fair value #*             $13.358243                $14.507006
 Contract liability                    $85,925,986               $89,452,507
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #               1,446                     3,900
 Minimum unit fair value #*             $13.012806                 $9.855218
 Maximum unit fair value #*             $13.012806                $10.055262
 Contract liability                        $18,813                   $38,751

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              AMERICAN FUNDS
                                    AMERICAN FUNDS              BLUE CHIP                                        AMERICAN FUNDS
                                        ASSET                   INCOME AND              AMERICAN FUNDS               GLOBAL
                                   ALLOCATION FUND             GROWTH FUND                BOND FUND                GROWTH FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      16,192,972                12,684,612                24,995,389                3,984,515
                                    ==============            ==============            ==============            =============
  Cost                                $233,442,528              $112,814,830              $273,468,011              $68,939,165
                                    ==============            ==============            ==============            =============
  Market value                        $260,059,125              $113,273,582              $271,699,877              $76,861,298
 Due from Sponsor Company                       --                        --                        --                       --
 Receivable from fund shares
  sold                                     265,216                    75,242                   222,343                   73,008
 Other assets                                    4                        13                         8                        1
                                    --------------            --------------            --------------            -------------
 Total assets                          260,324,345               113,348,837               271,922,228               76,934,307
                                    --------------            --------------            --------------            -------------
LIABILITIES:
 Due to Sponsor Company                    265,216                    75,242                   222,343                   73,008
 Payable for fund shares
  purchased                                     --                        --                        --                       --
 Other liabilities                              --                        --                        --                       --
                                    --------------            --------------            --------------            -------------
 Total liabilities                         265,216                    75,242                   222,343                   73,008
                                    --------------            --------------            --------------            -------------
NET ASSETS:
 For contract liabilities             $260,059,129              $113,273,595              $271,699,885              $76,861,299
                                    ==============            ==============            ==============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     19,939,902               112,276,572                18,349,427                5,835,695
 Minimum unit fair value #*             $11.990075                 $0.935521                $12.119852                $9.633117
 Maximum unit fair value #*             $15.150186                $13.626970                $16.625170               $15.744812
 Contract liability                   $259,816,981              $113,156,154              $271,602,068              $76,824,147
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         17,790                   114,285                     6,333                    2,755
 Minimum unit fair value #*             $12.900559                 $1.015165                $14.521084               $11.418188
 Maximum unit fair value #*             $14.490775                 $1.054109                $15.901732               $15.180024
 Contract liability                       $242,148                  $117,441                   $97,817                  $37,152


                                    AMERICAN FUNDS            AMERICAN FUNDS             AMERICAN FUNDS
                                     GROWTH FUND            GROWTH-INCOME FUND         INTERNATIONAL FUND
                                     SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      12,675,850                 18,111,511                11,172,491
                                    ==============            ===============            ==============
  Cost                                $651,487,993               $620,540,286              $187,953,680
                                    ==============            ===============            ==============
  Market value                        $655,087,910               $598,947,674              $169,374,963
 Due from Sponsor Company                       --                         --                        --
 Receivable from fund shares
  sold                                     386,625                    413,117                    68,199
 Other assets                                   --                         --                         5
                                    --------------            ---------------            --------------
 Total assets                          655,474,535                599,360,791               169,443,167
                                    --------------            ---------------            --------------
LIABILITIES:
 Due to Sponsor Company                    386,625                    413,113                    68,199
 Payable for fund shares
  purchased                                     --                         --                        --
 Other liabilities                              12                          6                        --
                                    --------------            ---------------            --------------
 Total liabilities                         386,637                    413,119                    68,199
                                    --------------            ---------------            --------------
NET ASSETS:
 For contract liabilities             $655,087,898               $598,947,672              $169,374,968
                                    ==============            ===============            ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     59,002,895                 49,558,784                14,168,620
 Minimum unit fair value #*              $8.355106                 $11.028477                 $8.730640
 Maximum unit fair value #*             $15.125676                 $14.372571                $14.275017
 Contract liability                   $654,730,688               $598,562,531              $169,265,418
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         30,044                     30,524                     8,601
 Minimum unit fair value #*              $9.050537                 $11.866077                $10.383814
 Maximum unit fair value #*             $13.936088                 $13.746904                $14.056288
 Contract liability                       $357,210                   $385,141                  $109,550

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                             AMERICAN FUNDS
                                    AMERICAN FUNDS            GLOBAL SMALL
                                    NEW WORLD FUND         CAPITALIZATION FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       3,916,705                3,554,283
                                     =============            =============
  Cost                                 $61,197,477              $59,272,255
                                     =============            =============
  Market value                         $76,375,759              $60,564,988
 Due from Sponsor Company                       --                       --
 Receivable from fund shares
  sold                                     203,129                  106,170
 Other assets                                   --                       --
                                     -------------            -------------
 Total assets                           76,578,888               60,671,158
                                     -------------            -------------
LIABILITIES:
 Due to Sponsor Company                    203,129                  106,170
 Payable for fund shares
  purchased                                     --                       --
 Other liabilities                               2                        2
                                     -------------            -------------
 Total liabilities                         203,131                  106,172
                                     -------------            -------------
NET ASSETS:
 For contract liabilities              $76,375,757              $60,564,986
                                     =============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           3,408,340                4,041,053
 Minimum unit fair value #*             $14.653549               $11.589084
 Maximum unit fair value #*             $26.350398               $18.119581
 Contract liability                    $76,358,211              $60,505,367
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                 753                    3,895
 Minimum unit fair value #*             $23.071408               $12.765949
 Maximum unit fair value #*             $25.203603               $17.841863
 Contract liability                        $17,546                  $59,619

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      STERLING              STERLING              STERLING             STERLING
                                 CAPITAL STRATEGIC       CAPITAL SELECT       CAPITAL SPECIAL        CAPITAL TOTAL
                               ALLOCATION EQUITY VIF       EQUITY VIF        OPPORTUNITIES VIF      RETURN BOND VIF
                                  SUB-ACCOUNT (7)        SUB-ACCOUNT (8)      SUB-ACCOUNT (9)      SUB-ACCOUNT (10)
---------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          589                    276               135,072               95,740
                                    ===========            ===========          ============          ===========
  Cost                                   $2,929                 $1,991            $1,867,619             $957,436
                                    ===========            ===========          ============          ===========
  Market value                           $3,618                 $2,200            $2,074,711           $1,015,802
 Due from Sponsor Company                    --                     --                    --                   --
 Receivable from fund shares
  sold                                       --                     --                   180                   90
 Other assets                                --                     --                    --                   19
                                    -----------            -----------          ------------          -----------
 Total assets                             3,618                  2,200             2,074,891            1,015,911
                                    -----------            -----------          ------------          -----------
LIABILITIES:
 Due to Sponsor Company                      --                     --                   180                   90
 Payable for fund shares
  purchased                                  --                     --                    --                   --
 Other liabilities                           --                     --                    --                   --
                                    -----------            -----------          ------------          -----------
 Total liabilities                           --                     --                   180                   90
                                    -----------            -----------          ------------          -----------
NET ASSETS:
 For contract liabilities                $3,618                 $2,200            $2,074,711           $1,015,821
                                    ===========            ===========          ============          ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                         431                    266               198,578               85,331
 Minimum unit fair value #*           $8.381813              $8.218125             $9.948620           $11.466871
 Maximum unit fair value #*           $8.478707              $8.313135            $16.163372           $12.051303
 Contract liability                      $3,618                 $2,200            $2,074,711           $1,015,821
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                          --                     --                    --                   --
 Minimum unit fair value #*                $ --                   $ --                  $ --                 $ --
 Maximum unit fair value #*                $ --                   $ --                  $ --                 $ --
 Contract liability                        $ --                   $ --                  $ --                 $ --

                                COLUMBIA VARIABLE        WELLS FARGO
                                   PORTFOLIO --          ADVANTAGE VT      FIDELITY VIP
                                  SMALL COMPANY             OMEGA             GROWTH
                                   GROWTH FUND           GROWTH FUND        PORTFOLIO
                                 SUB-ACCOUNT (11)        SUB-ACCOUNT       SUB-ACCOUNT
-----------------------------  --------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      532,707                25,979            27,894
                                   ============          ============      ============
  Cost                               $7,031,588              $497,577          $915,225
                                   ============          ============      ============
  Market value                       $6,168,750              $591,441        $1,018,966
 Due from Sponsor Company                    --                    --            19,397
 Receivable from fund shares
  sold                                    1,634                    53                --
 Other assets                                 4                    --                --
                                   ------------          ------------      ------------
 Total assets                         6,170,388               591,494         1,038,363
                                   ------------          ------------      ------------
LIABILITIES:
 Due to Sponsor Company                   1,634                    53                --
 Payable for fund shares
  purchased                                  --                    --            19,397
 Other liabilities                           --                     1                --
                                   ------------          ------------      ------------
 Total liabilities                        1,634                    54            19,397
                                   ------------          ------------      ------------
NET ASSETS:
 For contract liabilities            $6,168,754              $591,440        $1,018,966
                                   ============          ============      ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                   5,103,446               620,826           112,647
 Minimum unit fair value #*           $1.051044             $0.756033         $8.542843
 Maximum unit fair value #*          $14.908125            $15.977806        $14.899819
 Contract liability                  $6,168,754              $591,440        $1,018,966
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                          --                    --                --
 Minimum unit fair value #*                $ --                  $ --              $ --
 Maximum unit fair value #*                $ --                  $ --              $ --
 Contract liability                        $ --                  $ --              $ --

(7)  Formerly BB&T Capital Manager Equity VIF. Change effective February 1,
     2011.

(8)  Formerly BB&T Select Equity VIF. Change effective February 1, 2011.

(9) Formerly BB&T Special Opportunities Equity VIF. Change effective February 1, 2011.

(10) Formerly BB&T Total Return Bond VIF. Change effective February 1, 2011.

(11) Formerly Columbia Small Company Growth VS Fund. Change effective May 2,
     2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                FIDELITY VIP   FIDELITY VIP
                                CONTRAFUND(R)     MID CAP
                                  PORTFOLIO      PORTFOLIO
                                 SUB-ACCOUNT    SUB-ACCOUNT
------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                    948,165        545,466
                                =============  =============
  Cost                            $18,241,199    $12,264,282
                                =============  =============
  Market value                    $21,466,461    $15,589,400
 Due from Sponsor Company                  --             --
 Receivable from fund shares
  sold                                  4,114            379
 Other assets                              --             --
                                -------------  -------------
 Total assets                      21,470,575     15,589,779
                                -------------  -------------
LIABILITIES:
 Due to Sponsor Company                 4,114            379
 Payable for fund shares
  purchased                                --             --
 Other liabilities                          2              1
                                -------------  -------------
 Total liabilities                      4,116            380
                                -------------  -------------
NET ASSETS:
 For contract liabilities         $21,466,459    $15,589,399
                                =============  =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #      2,120,087      1,553,107
 Minimum unit fair value #*         $8.987567      $9.487739
 Maximum unit fair value #*        $14.681525     $15.694262
 Contract liability               $21,389,046    $15,565,455
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #          8,337          2,442
 Minimum unit fair value #*         $9.285673      $9.783621
 Maximum unit fair value #*         $9.285673      $9.934989
 Contract liability                   $77,413        $23,944

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            FIDELITY VIP                                       FRANKLIN
                                    FIDELITY VIP          DYNAMIC CAPITAL           FIDELITY VIP                RISING
                                  VALUE STRATEGIES          APPRECIATION          STRATEGIC INCOME            DIVIDENDS
                                     PORTFOLIO               PORTFOLIO               PORTFOLIO             SECURITIES FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       141,128                  21,206                   2,375                14,646,707
                                    ============            ============            ============            ==============
  Cost                                $1,148,580                $165,621                 $27,698              $257,399,453
                                    ============            ============            ============            ==============
  Market value                        $1,246,163                $171,347                 $26,385              $287,809,612
 Due from Sponsor Company                     --                      --                      --                        --
 Receivable from fund shares
  sold                                       115                      18                       1                   129,606
 Other assets                                 --                      --                      --                         9
                                    ------------            ------------            ------------            --------------
 Total assets                          1,246,278                 171,365                  26,386               287,939,227
                                    ------------            ------------            ------------            --------------
LIABILITIES:
 Due to Sponsor Company                      115                      18                       1                   129,606
 Payable for fund shares
  purchased                                   --                      --                      --                        --
 Other liabilities                            --                      --                      --                        --
                                    ------------            ------------            ------------            --------------
 Total liabilities                           115                      18                       1                   129,606
                                    ------------            ------------            ------------            --------------
NET ASSETS:
 For contract liabilities             $1,246,163                $171,347                 $26,385              $287,809,621
                                    ============            ============            ============            ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      130,371                  17,998                   2,077                19,112,324
 Minimum unit fair value #*            $8.870169               $9.282855              $12.662760                $10.611771
 Maximum unit fair value #*           $18.051480              $15.344167              $12.710400                $16.099516
 Contract liability                   $1,220,945                $171,347                 $26,385              $287,697,048
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                        2,752                      --                      --                     7,264
 Minimum unit fair value #*            $9.164544                    $ --                    $ --                $15.151313
 Maximum unit fair value #*            $9.164544                    $ --                    $ --                $15.550667
 Contract liability                      $25,218                    $ --                    $ --                  $112,573

                                                                FRANKLIN                 FRANKLIN
                                       FRANKLIN                 LARGE CAP                 GLOBAL
                                        INCOME                   GROWTH                REAL ESTATE
                                   SECURITIES FUND           SECURITIES FUND         SECURITIES FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      60,453,289                3,009,112                 104,613
                                    ==============            =============            ============
  Cost                                $906,915,029              $42,117,748              $1,709,382
                                    ==============            =============            ============
  Market value                        $866,473,600              $43,752,484              $1,171,672
 Due from Sponsor Company                       --                       --                      --
 Receivable from fund shares
  sold                                     390,440                   12,007                     130
 Other assets                                    8                       --                      --
                                    --------------            -------------            ------------
 Total assets                          866,864,048               43,764,491               1,171,802
                                    --------------            -------------            ------------
LIABILITIES:
 Due to Sponsor Company                    390,440                   12,007                     130
 Payable for fund shares
  purchased                                     --                       --                      --
 Other liabilities                              --                       --                      --
                                    --------------            -------------            ------------
 Total liabilities                         390,440                   12,007                     130
                                    --------------            -------------            ------------
NET ASSETS:
 For contract liabilities             $866,473,608              $43,752,484              $1,171,672
                                    ==============            =============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     54,895,263                4,093,419                  72,672
 Minimum unit fair value #*             $10.390967               $10.027903              $13.512023
 Maximum unit fair value #*             $17.507378               $13.343871              $16.429225
 Contract liability                   $866,279,422              $43,746,948              $1,169,728
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         12,022                      500                     118
 Minimum unit fair value #*             $10.735404               $10.807190              $16.429225
 Maximum unit fair value #*             $16.851607               $11.184922              $16.429225
 Contract liability                       $194,186                   $5,536                  $1,944

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                               FRANKLIN             FRANKLIN
                                             SMALL-MID CAP          SMALL CAP
                                                GROWTH                VALUE
                                            SECURITIES FUND      SECURITIES FUND
                                              SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              3,887,143            1,043,700
                                              ===========          ===========
  Cost                                        $71,734,133          $13,910,576
                                              ===========          ===========
  Market value                                $79,698,493          $16,252,962
 Due from Sponsor Company                              --                   --
 Receivable from fund shares sold                 192,555               17,652
 Other assets                                          --                    1
                                              -----------          -----------
 Total assets                                  79,891,048           16,270,615
                                              -----------          -----------
LIABILITIES:
 Due to Sponsor Company                           192,555               17,652
 Payable for fund shares purchased                     --                   --
 Other liabilities                                      1                   --
                                              -----------          -----------
 Total liabilities                                192,556               17,652
                                              -----------          -----------
NET ASSETS:
 For contract liabilities                     $79,698,492          $16,252,963
                                              ===========          ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  7,663,493            1,698,609
 Minimum unit fair value #*                     $7.240321            $8.890214
 Maximum unit fair value #*                    $16.306988           $15.760103
 Contract liability                           $79,635,143          $16,249,222
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                      7,276                  348
 Minimum unit fair value #*                     $7.907908           $10.735804
 Maximum unit fair value #*                    $14.100493           $10.735804
 Contract liability                               $63,349               $3,741

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       FRANKLIN                                   TEMPLETON
                                      STRATEGIC                                  DEVELOPING             TEMPLETON
                                        INCOME            MUTUAL SHARES            MARKETS               FOREIGN
                                   SECURITIES FUND       SECURITIES FUND       SECURITIES FUND       SECURITIES FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                     20,513,176            25,856,483            5,923,328            11,082,602
                                     ============          ============          ===========          ============
  Cost                               $247,334,493          $401,428,907          $58,305,108          $151,699,849
                                     ============          ============          ===========          ============
  Market value                       $257,179,246          $397,801,806          $56,219,296          $139,228,122
 Due from Sponsor Company                      --                    --                   --                    --
 Receivable from fund shares
  sold                                    168,009               257,253              128,701                53,705
 Other assets                                   4                     3                   --                    --
                                     ------------          ------------          -----------          ------------
 Total assets                         257,347,259           398,059,062           56,347,997           139,281,827
                                     ------------          ------------          -----------          ------------
LIABILITIES:
 Due to Sponsor Company                   168,009               257,253              128,701                53,705
 Payable for fund shares
  purchased                                    --                    --                   --                    --
 Other liabilities                             --                    --                    2                     1
                                     ------------          ------------          -----------          ------------
 Total liabilities                        168,009               257,253              128,703                53,706
                                     ------------          ------------          -----------          ------------
NET ASSETS:
 For contract liabilities            $257,179,250          $397,801,809          $56,219,294          $139,228,121
                                     ============          ============          ===========          ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #         14,650,290            28,955,084            2,949,453            12,491,286
 Minimum unit fair value #*            $10.180368             $8.529305            $7.958672             $7.814122
 Maximum unit fair value #*            $21.244895            $17.187146           $24.433957            $13.225057
 Contract liability                  $256,860,587          $397,630,029          $56,194,742          $139,179,712
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #             17,451                11,695                1,785                 4,261
 Minimum unit fair value #*            $11.821321            $13.675736            $8.206863            $10.980243
 Maximum unit fair value #*            $20.320502            $16.439037           $23.534970            $12.388394
 Contract liability                      $318,663              $171,780              $24,552               $48,409

                                                                                  FRANKLIN
                                      TEMPLETON               MUTUAL              FLEX CAP
                                        GROWTH           GLOBAL DISCOVERY          GROWTH
                                   SECURITIES FUND       SECURITIES FUND       SECURITIES FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------  ---------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                     23,853,647             6,530,365            1,621,340
                                     ============          ============          ===========
  Cost                               $286,209,223          $118,231,677          $17,380,297
                                     ============          ============          ===========
  Market value                       $241,244,693          $126,044,826          $19,594,014
 Due from Sponsor Company                      --                    --                   --
 Receivable from fund shares
  sold                                    114,518               123,672               10,861
 Other assets                                   3                     2                   --
                                     ------------          ------------          -----------
 Total assets                         241,359,214           126,168,500           19,604,875
                                     ------------          ------------          -----------
LIABILITIES:
 Due to Sponsor Company                   114,518               123,672               10,861
 Payable for fund shares
  purchased                                    --                    --                   --
 Other liabilities                             --                    --                   --
                                     ------------          ------------          -----------
 Total liabilities                        114,518               123,672               10,861
                                     ------------          ------------          -----------
NET ASSETS:
 For contract liabilities            $241,244,696          $126,044,828          $19,594,014
                                     ============          ============          ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #         21,872,580             6,843,550            1,828,670
 Minimum unit fair value #*             $7.613962             $9.286225            $9.889201
 Maximum unit fair value #*            $12.949164            $20.890306           $13.681671
 Contract liability                  $241,068,117          $125,805,838          $19,588,143
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #             15,471                16,242                  544
 Minimum unit fair value #*            $10.997268             $9.594108           $10.797674
 Maximum unit fair value #*            $12.334355            $20.178257           $10.797674
 Contract liability                      $176,579              $238,990               $5,871

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                       FRANKLIN
                                      LARGE CAP                TEMPLETON
                                        VALUE                 GLOBAL BOND
                                   SECURITIES FUND          SECURITIES FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        793,620                1,102,227
                                     ============            =============
  Cost                                 $8,225,843              $19,475,840
                                     ============            =============
  Market value                         $7,801,284              $20,322,854
 Due from Sponsor Company                      --                       --
 Receivable from fund shares
  sold                                      2,825                   40,666
 Other assets                                  --                        3
                                     ------------            -------------
 Total assets                           7,804,109               20,363,523
                                     ------------            -------------
LIABILITIES:
 Due to Sponsor Company                     2,825                   40,666
 Payable for fund shares
  purchased                                    --                       --
 Other liabilities                              1                       --
                                     ------------            -------------
 Total liabilities                          2,826                   40,666
                                     ------------            -------------
NET ASSETS:
 For contract liabilities              $7,801,283              $20,322,857
                                     ============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            814,254                1,600,155
 Minimum unit fair value #*             $9.064384                $9.810332
 Maximum unit fair value #*            $13.018695               $13.345572
 Contract liability                    $7,801,283              $20,301,386
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                 --                    1,700
 Minimum unit fair value #*                  $ --               $12.632558
 Maximum unit fair value #*                  $ --               $12.632558
 Contract liability                          $ --                  $21,471

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                 HARTFORD        HARTFORD        HARTFORD
                                 HARTFORD         TOTAL          CAPITAL         DIVIDEND
                                 ADVISERS      RETURN BOND     APPRECIATION     AND GROWTH
                                 HLS FUND        HLS FUND        HLS FUND        HLS FUND
                                SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
--------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                   808,624      14,332,099       3,765,802       5,456,856
                               =============  ==============  ==============  ==============
  Cost                           $17,532,182    $154,425,501    $128,645,669     $90,676,475
                               =============  ==============  ==============  ==============
  Market value                   $15,792,891    $166,428,045    $139,889,405    $105,474,271
 Due from Sponsor Company                 --          72,523              --              --
 Receivable from fund shares
  sold                                 2,927              --          13,125          19,547
 Other assets                             --               1              10              --
                               -------------  --------------  --------------  --------------
 Total assets                     15,795,818     166,500,569     139,902,540     105,493,818
                               -------------  --------------  --------------  --------------
LIABILITIES:
 Due to Sponsor Company                2,927              --          13,125          19,547
 Payable for fund shares
  purchased                               --          72,523              --              --
 Other liabilities                         1              --              --               2
                               -------------  --------------  --------------  --------------
 Total liabilities                     2,928          72,523          13,125          19,549
                               -------------  --------------  --------------  --------------
NET ASSETS:
 For contract liabilities        $15,792,890    $166,428,046    $139,889,415    $105,474,269
                               =============  ==============  ==============  ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                               11,559,454      37,782,153      30,067,441      23,212,224
 Minimum unit fair value #*        $0.987891       $1.349882       $1.172610       $1.169187
 Maximum unit fair value #*       $14.343330      $12.823217      $14.835741      $13.974717
 Contract liability              $15,687,943    $166,290,216    $139,745,320    $105,456,994
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                   88,066          92,435          52,946          11,363
 Minimum unit fair value #*        $1.068400       $1.459782       $1.273243       $1.520249
 Maximum unit fair value #*        $1.282166       $1.727088       $8.331492       $1.520249
 Contract liability                 $104,947        $137,830        $144,095         $17,275


                                      HARTFORD               HARTFORD                HARTFORD
                                  GLOBAL RESEARCH           HEALTHCARE            GLOBAL GROWTH
                                      HLS FUND               HLS FUND                HLS FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT (12)          SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        39,888                 17,560                  41,859
                                    ============            ===========            ============
  Cost                                  $361,043               $233,490                $748,525
                                    ============            ===========            ============
  Market value                          $358,485               $258,791                $559,773
 Due from Sponsor Company                     --                     --                      --
 Receivable from fund shares
  sold                                        35                     20                      45
 Other assets                                 --                      1                       2
                                    ------------            -----------            ------------
 Total assets                            358,520                258,812                 559,820
                                    ------------            -----------            ------------
LIABILITIES:
 Due to Sponsor Company                       35                     20                      45
 Payable for fund shares
  purchased                                   --                     --                      --
 Other liabilities                            --                     --                      --
                                    ------------            -----------            ------------
 Total liabilities                            35                     20                      45
                                    ------------            -----------            ------------
NET ASSETS:
 For contract liabilities               $358,485               $258,792                $559,775
                                    ============            ===========            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                       40,745                118,801                 285,126
 Minimum unit fair value #*            $8.390429              $2.096138               $1.423716
 Maximum unit fair value #*           $14.629042              $2.180271              $13.084231
 Contract liability                     $358,485               $258,792                $559,775
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                     --                      --
 Minimum unit fair value #*                 $ --                   $ --                    $ --
 Maximum unit fair value #*                 $ --                   $ --                    $ --
 Contract liability                         $ --                   $ --                    $ --

(12) Formerly Hartford Global Health HLS Fund. Change effective August 5, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                  HARTFORD
                                 DISCIPLINED     HARTFORD
                                   EQUITY         GROWTH
                                  HLS FUND       HLS FUND
                                 SUB-ACCOUNT   SUB-ACCOUNT
-----------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                  1,048,744        97,257
                                =============  ============
  Cost                            $10,623,047      $989,075
                                =============  ============
  Market value                    $12,356,809    $1,061,553
 Due from Sponsor Company                  --            --
 Receivable from fund shares
  sold                                  1,937            82
 Other assets                              --            --
                                -------------  ------------
 Total assets                      12,358,746     1,061,635
                                -------------  ------------
LIABILITIES:
 Due to Sponsor Company                 1,937            82
 Payable for fund shares
  purchased                                --            --
 Other liabilities                         --            --
                                -------------  ------------
 Total liabilities                      1,937            82
                                -------------  ------------
NET ASSETS:
 For contract liabilities         $12,356,809    $1,061,553
                                =============  ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #      1,503,073       139,485
 Minimum unit fair value #*         $1.236734     $1.197438
 Maximum unit fair value #*        $14.104240    $14.343062
 Contract liability               $12,353,208    $1,061,553
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #          2,860            --
 Minimum unit fair value #*         $1.259275          $ --
 Maximum unit fair value #*         $1.259275          $ --
 Contract liability                    $3,601          $ --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 HARTFORD                                        HARTFORD
                                  GROWTH        HARTFORD      HARTFORD        INTERNATIONAL
                               OPPORTUNITIES   HIGH YIELD      INDEX          OPPORTUNITIES
                                 HLS FUND       HLS FUND      HLS FUND           HLS FUND
                                SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                 1,203,174       960,755        18,598            731,121
                               =============  ============  ============       ============
  Cost                           $24,651,572    $7,951,474      $640,518         $8,026,278
                               =============  ============  ============       ============
  Market value                   $28,353,768    $8,356,501      $485,264         $7,869,537
 Due from Sponsor Company              2,737            --            --                 --
 Receivable from fund shares
  sold                                    --           781            29             19,367
 Other assets                             --             2            --                  1
                               -------------  ------------  ------------       ------------
 Total assets                     28,356,505     8,357,284       485,293          7,888,905
                               -------------  ------------  ------------       ------------
LIABILITIES:
 Due to Sponsor Company                   --           781            29             19,367
 Payable for fund shares
  purchased                            2,737            --            --                 --
 Other liabilities                         1            --            --                 --
                               -------------  ------------  ------------       ------------
 Total liabilities                     2,738           781            29             19,367
                               -------------  ------------  ------------       ------------
NET ASSETS:
 For contract liabilities        $28,353,767    $8,356,503      $485,264         $7,869,538
                               =============  ============  ============       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                3,500,154       724,559        75,638          3,180,039
 Minimum unit fair value #*        $1.419214     $1.761639     $4.634372          $1.163101
 Maximum unit fair value #*       $13.664798    $17.736776    $14.035106         $13.123507
 Contract liability              $28,353,767    $8,356,503      $485,264         $7,853,919
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                       --            --            --              2,004
 Minimum unit fair value #*             $ --          $ --          $ --          $7.793454
 Maximum unit fair value #*             $ --          $ --          $ --          $7.793454
 Contract liability                     $ --          $ --          $ --            $15,619

                                      HARTFORD
                                   SMALL/MID CAP              HARTFORD                HARTFORD
                                       EQUITY                  MIDCAP               MIDCAP VALUE
                                      HLS FUND                HLS FUND                HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       263,100                  53,080                  27,529
                                    ============            ============            ============
  Cost                                $1,993,911              $1,210,963                $260,305
                                    ============            ============            ============
  Market value                        $2,348,292              $1,252,249                $258,234
 Due from Sponsor Company                     --                      --                      --
 Receivable from fund shares
  sold                                        18                     129                      27
 Other assets                                 --                      --                      --
                                    ------------            ------------            ------------
 Total assets                          2,348,310               1,252,378                 258,261
                                    ------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                       18                     129                      27
 Payable for fund shares
  purchased                                   --                      --                      --
 Other liabilities                             2                      --                      --
                                    ------------            ------------            ------------
 Total liabilities                            20                     129                      27
                                    ------------            ------------            ------------
NET ASSETS:
 For contract liabilities             $2,348,290              $1,252,249                $258,234
                                    ============            ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      223,316                 303,843                 133,060
 Minimum unit fair value #*            $9.731743               $3.992995               $1.455678
 Maximum unit fair value #*           $17.647807               $4.065703              $10.992969
 Contract liability                   $2,348,290              $1,233,481                $258,234
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                   4,616                      --
 Minimum unit fair value #*                 $ --               $4.065703                    $ --
 Maximum unit fair value #*                 $ --               $4.065703                    $ --
 Contract liability                         $ --                 $18,768                    $ --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------


                                   HARTFORD            HARTFORD
                                 MONEY MARKET       SMALL COMPANY
                                   HLS FUND            HLS FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                 251,768,186            257,798
                                ==============       ============
  Cost                            $251,768,186         $3,707,230
                                ==============       ============
  Market value                    $251,768,186         $4,322,079
 Due from Sponsor Company                   --                 --
 Receivable from fund shares
  sold                                  93,587                366
 Other assets                               --                 --
                                --------------       ------------
 Total assets                      251,861,773          4,322,445
                                --------------       ------------
LIABILITIES:
 Due to Sponsor Company                 93,587                366
 Payable for fund shares
  purchased                                 --                 --
 Other liabilities                          13                 --
                                --------------       ------------
 Total liabilities                      93,600                366
                                --------------       ------------
NET ASSETS:
 For contract liabilities         $251,768,173         $4,322,079
                                ==============       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #     219,339,644          1,944,047
 Minimum unit fair value #*          $0.920862          $1.265375
 Maximum unit fair value #*          $9.972606         $15.136158
 Contract liability               $251,534,411         $4,311,108
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #         215,279              6,360
 Minimum unit fair value #*          $0.995833          $1.724932
 Maximum unit fair value #*          $1.130702          $1.724932
 Contract liability                   $233,762            $10,971

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                             HARTFORD
                                      HARTFORD           HARTFORD        U.S. GOVERNMENT        HARTFORD
                                  SMALLCAP GROWTH          STOCK            SECURITIES           VALUE
                                      HLS FUND           HLS FUND            HLS FUND           HLS FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        97,953             256,540            824,815            129,234
                                    ============       =============       ============       ============
  Cost                                $1,957,857         $11,885,384         $8,685,614         $1,199,358
                                    ============       =============       ============       ============
  Market value                        $2,122,457         $10,241,195         $8,798,939         $1,339,984
 Due from Sponsor Company                     62                  --                 --                 --
 Receivable from fund shares
  sold                                        --               2,297              3,314                249
 Other assets                                 --                  --                 --                 --
                                    ------------       -------------       ------------       ------------
 Total assets                          2,122,519          10,243,492          8,802,253          1,340,233
                                    ------------       -------------       ------------       ------------
LIABILITIES:
 Due to Sponsor Company                       --               2,297              3,314                249
 Payable for fund shares
  purchased                                   62                  --                 --                 --
 Other liabilities                            --                   1                  1                 --
                                    ------------       -------------       ------------       ------------
 Total liabilities                            62               2,298              3,315                249
                                    ------------       -------------       ------------       ------------
NET ASSETS:
 For contract liabilities             $2,122,457         $10,241,194         $8,798,938         $1,339,984
                                    ============       =============       ============       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      197,796          10,162,422          1,416,801            190,530
 Minimum unit fair value #*            $1.491830           $0.827278          $1.145759          $1.172494
 Maximum unit fair value #*           $18.632950          $15.497356         $11.042990         $13.447480
 Contract liability                   $2,113,541         $10,211,048         $8,798,938         $1,335,612
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                          725              29,240                 --                464
 Minimum unit fair value #*           $12.299984           $0.894726               $ --          $9.414517
 Maximum unit fair value #*           $12.299984           $1.092880               $ --          $9.414517
 Contract liability                       $8,916             $30,146               $ --             $4,372

                                                            AMERICAN FUNDS
                                                              BLUE CHIP
                                   AMERICAN FUNDS             INCOME AND            AMERICAN FUNDS
                                  ASSET ALLOCATION              GROWTH                   BOND
                                      HLS FUND                 HLS FUND                HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      1,381,224                 637,570                3,084,830
                                    =============            ============            =============
  Cost                                $11,683,975              $4,871,408              $29,072,375
                                    =============            ============            =============
  Market value                        $13,399,870              $5,781,324              $32,461,763
 Due from Sponsor Company                      --                  21,722                       --
 Receivable from fund shares
  sold                                      1,445                      --                    6,011
 Other assets                                  --                       1                       --
                                    -------------            ------------            -------------
 Total assets                          13,401,315               5,803,047               32,467,774
                                    -------------            ------------            -------------
LIABILITIES:
 Due to Sponsor Company                     1,445                      --                    6,011
 Payable for fund shares
  purchased                                    --                  21,722                       --
 Other liabilities                              1                      --                        1
                                    -------------            ------------            -------------
 Total liabilities                          1,446                  21,722                    6,012
                                    -------------            ------------            -------------
NET ASSETS:
 For contract liabilities             $13,399,869              $5,781,325              $32,461,762
                                    =============            ============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     1,337,721                 637,314                3,020,179
 Minimum unit fair value #*             $9.356124               $8.682650               $10.343599
 Maximum unit fair value #*            $13.435517              $13.640441               $12.180266
 Contract liability                   $13,399,869              $5,781,325              $32,422,803
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                            --                      --                    3,656
 Minimum unit fair value #*                  $ --                    $ --               $10.657273
 Maximum unit fair value #*                  $ --                    $ --               $10.657273
 Contract liability                          $ --                    $ --                  $38,959

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                            AMERICAN FUNDS
                                    AMERICAN FUNDS           GLOBAL GROWTH
                                     GLOBAL BOND              AND INCOME
                                       HLS FUND                HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        426,687                1,483,401
                                     ============            =============
  Cost                                 $4,205,813              $10,958,113
                                     ============            =============
  Market value                         $4,700,603              $12,429,414
 Due from Sponsor Company                      --                       --
 Receivable from fund shares
  sold                                     37,874                    2,158
 Other assets                                  --                       --
                                     ------------            -------------
 Total assets                           4,738,477               12,431,572
                                     ------------            -------------
LIABILITIES:
 Due to Sponsor Company                    37,874                    2,158
 Payable for fund shares
  purchased                                    --                       --
 Other liabilities                             --                        1
                                     ------------            -------------
 Total liabilities                         37,874                    2,159
                                     ------------            -------------
NET ASSETS:
 For contract liabilities              $4,700,603              $12,429,413
                                     ============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            422,308                1,457,989
 Minimum unit fair value #*            $10.147403                $8.149569
 Maximum unit fair value #*            $11.921466               $14.491594
 Contract liability                    $4,700,603              $12,429,413
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                 --                       --
 Minimum unit fair value #*                  $ --                     $ --
 Maximum unit fair value #*                  $ --                     $ --
 Contract liability                          $ --                     $ --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           AMERICAN FUNDS
                                   AMERICAN FUNDS           GLOBAL SMALL           AMERICAN FUNDS           AMERICAN FUNDS
                                   GLOBAL GROWTH           CAPITALIZATION              GROWTH               GROWTH-INCOME
                                      HLS FUND                HLS FUND                HLS FUND                 HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       426,028               1,063,710                5,890,012               3,260,018
                                    ============            ============            =============            ============
  Cost                                $3,463,352              $7,654,616              $42,716,849             $25,194,768
                                    ============            ============            =============            ============
  Market value                        $3,722,272              $8,326,882              $52,704,376             $28,728,041
 Due from Sponsor Company                     --                      --                    9,640                      --
 Receivable from fund shares
  sold                                       331                     673                       --                     306
 Other assets                                 --                       2                       --                      --
                                    ------------            ------------            -------------            ------------
 Total assets                          3,722,603               8,327,557               52,714,016              28,728,347
                                    ------------            ------------            -------------            ------------
LIABILITIES:
 Due to Sponsor Company                      331                     673                       --                     306
 Payable for fund shares
  purchased                                   --                      --                    9,640                      --
 Other liabilities                            --                      --                        3                      --
                                    ------------            ------------            -------------            ------------
 Total liabilities                           331                     673                    9,643                     306
                                    ------------            ------------            -------------            ------------
NET ASSETS:
 For contract liabilities             $3,722,272              $8,326,884              $52,704,373             $28,728,041
                                    ============            ============            =============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      421,750               1,061,324                5,886,680               3,230,098
 Minimum unit fair value #*            $8.396653               $7.367157                $8.425254               $8.456895
 Maximum unit fair value #*           $14.221371              $15.641420               $15.517827              $13.990288
 Contract liability                   $3,693,400              $8,294,541              $52,628,308             $28,704,132
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                        3,339                   4,263                    8,751                   2,745
 Minimum unit fair value #*            $8.646978               $7.586829                $8.692389               $8.709000
 Maximum unit fair value #*            $8.646978               $7.586829                $8.692389               $8.709000
 Contract liability                      $28,872                 $32,343                  $76,065                 $23,909

                                                                                       HARTFORD
                                   AMERICAN FUNDS           AMERICAN FUNDS            PORTFOLIO
                                    INTERNATIONAL             NEW WORLD              DIVERSIFIER
                                      HLS FUND                 HLS FUND                HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT (13)
-----------------------------  -----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      4,580,924                 909,621                 728,858
                                    =============            ============            ============
  Cost                                $34,303,528              $7,319,326              $7,563,454
                                    =============            ============            ============
  Market value                        $34,559,884              $7,873,774              $7,422,841
 Due from Sponsor Company                      --                     176                  73,743
 Receivable from fund shares
  sold                                     15,667                      --                      --
 Other assets                                  --                      --                      --
                                    -------------            ------------            ------------
 Total assets                          34,575,551               7,873,950               7,496,584
                                    -------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                    15,667                      --                      --
 Payable for fund shares
  purchased                                    --                     176                  73,743
 Other liabilities                              1                       1                      --
                                    -------------            ------------            ------------
 Total liabilities                         15,668                     177                  73,743
                                    -------------            ------------            ------------
NET ASSETS:
 For contract liabilities             $34,559,883              $7,873,773              $7,422,841
                                    =============            ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     4,495,037                 861,908                 729,651
 Minimum unit fair value #*             $7.286607               $8.249993               $9.788024
 Maximum unit fair value #*            $13.471089              $14.716888              $10.219887
 Contract liability                   $34,536,834              $7,873,773              $7,422,841
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         3,072                      --                      --
 Minimum unit fair value #*             $7.503868                    $ --                    $ --
 Maximum unit fair value #*             $7.503868                    $ --                    $ --
 Contract liability                       $23,049                    $ --                    $ --

(13) Funded as of June 22, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                   HUNTINGTON VA         HUNTINGTON VA
                                       INCOME               DIVIDEND
                                    EQUITY FUND           CAPTURE FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      289,229               660,431
                                     ==========            ==========
  Cost                               $2,834,385            $8,039,346
                                     ==========            ==========
  Market value                       $2,608,842            $6,643,932
 Due from Sponsor Company                22,588                    --
 Receivable from fund shares
  sold                                       --                13,908
 Other assets                                --                     1
                                     ----------            ----------
 Total assets                         2,631,430             6,657,841
                                     ----------            ----------
LIABILITIES:
 Due to Sponsor Company                      --                13,908
 Payable for fund shares
  purchased                              22,588                    --
 Other liabilities                            1                    --
                                     ----------            ----------
 Total liabilities                       22,589                13,908
                                     ----------            ----------
NET ASSETS:
 For contract liabilities            $2,608,841            $6,643,933
                                     ==========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #        1,006,903             2,073,575
 Minimum unit fair value #*           $1.160322             $1.460611
 Maximum unit fair value #*          $14.872659            $16.132516
 Contract liability                  $2,608,841            $6,643,933
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #               --                    --
 Minimum unit fair value #*                $ --                  $ --
 Maximum unit fair value #*                $ --                  $ --
 Contract liability                        $ --                  $ --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                        HUNTINGTON VA         HUNTINGTON VA         HUNTINGTON VA
                                  HUNTINGTON VA            MID CORP                NEW                 ROTATING
                                   GROWTH FUND           AMERICA FUND          ECONOMY FUND          MARKETS FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                     315,263               224,695               285,012               118,031
                                    ==========            ==========            ==========            ==========
  Cost                              $2,681,633            $3,523,697            $4,250,463            $1,452,249
                                    ==========            ==========            ==========            ==========
  Market value                      $2,383,390            $3,835,552            $3,146,530            $1,395,134
 Due from Sponsor Company                   --                    --                    --                    --
 Receivable from fund shares
  sold                                   5,453                 2,621                 3,186                 1,181
 Other assets                                2                    --                     1                    --
                                    ----------            ----------            ----------            ----------
 Total assets                        2,388,845             3,838,173             3,149,717             1,396,315
                                    ----------            ----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                  5,453                 2,621                 3,186                 1,181
 Payable for fund shares
  purchased                                 --                    --                    --                    --
 Other liabilities                          --                    --                    --                    --
                                    ----------            ----------            ----------            ----------
 Total liabilities                       5,453                 2,621                 3,186                 1,181
                                    ----------            ----------            ----------            ----------
NET ASSETS:
 For contract liabilities           $2,383,392            $3,835,552            $3,146,531            $1,395,134
                                    ==========            ==========            ==========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                  1,523,755               952,696             1,299,805               370,723
 Minimum unit fair value #*          $0.734110             $1.629383             $1.148510             $1.345972
 Maximum unit fair value #*         $12.257564            $16.988805            $12.146694            $15.635593
 Contract liability                 $2,383,392            $3,835,552            $3,146,531            $1,395,134
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         --                    --                    --                    --
 Minimum unit fair value #*               $ --                  $ --                  $ --                  $ --
 Maximum unit fair value #*               $ --                  $ --                  $ --                  $ --
 Contract liability                       $ --                  $ --                  $ --                  $ --

                                  HUNTINGTON VA                               HUNTINGTON VA
                                  INTERNATIONAL         HUNTINGTON VA            MORTGAGE
                                   EQUITY FUND          MACRO 100 FUND       SECURITIES FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                     330,739               147,829               264,105
                                    ==========            ==========            ==========
  Cost                              $4,883,499            $1,470,071            $2,929,211
                                    ==========            ==========            ==========
  Market value                      $4,177,237            $1,306,809            $3,132,291
 Due from Sponsor Company               10,260                24,940                    --
 Receivable from fund shares
  sold                                      --                    --                   761
 Other assets                               --                     1                    --
                                    ----------            ----------            ----------
 Total assets                        4,187,497             1,331,750             3,133,052
                                    ----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                     --                    --                   761
 Payable for fund shares
  purchased                             10,260                24,940                    --
 Other liabilities                          --                    --                    --
                                    ----------            ----------            ----------
 Total liabilities                      10,260                24,940                   761
                                    ----------            ----------            ----------
NET ASSETS:
 For contract liabilities           $4,177,237            $1,306,810            $3,132,291
                                    ==========            ==========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                  1,243,167               973,897               670,708
 Minimum unit fair value #*          $1.186366             $0.873638             $1.153462
 Maximum unit fair value #*         $12.911826            $13.697934            $12.083819
 Contract liability                 $4,177,237            $1,306,810            $3,132,291
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         --                    --                    --
 Minimum unit fair value #*               $ --                  $ --                  $ --
 Maximum unit fair value #*               $ --                  $ --                  $ --
 Contract liability                       $ --                  $ --                  $ --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                             LORD ABBETT
                                    HUNTINGTON VA            FUNDAMENTAL
                                      SITUS FUND             EQUITY FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        365,341                  52,143
                                     ============            ============
  Cost                                 $5,024,036                $836,527
                                     ============            ============
  Market value                         $5,425,313                $847,843
 Due from Sponsor Company                      --                   2,034
 Receivable from fund shares
  sold                                      2,122                      --
 Other assets                                  --                      --
                                     ------------            ------------
 Total assets                           5,427,435                 849,877
                                     ------------            ------------
LIABILITIES:
 Due to Sponsor Company                     2,122                      --
 Payable for fund shares
  purchased                                    --                   2,034
 Other liabilities                              1                      --
                                     ------------            ------------
 Total liabilities                          2,123                   2,034
                                     ------------            ------------
NET ASSETS:
 For contract liabilities              $5,425,312                $847,843
                                     ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #          3,407,378                  71,401
 Minimum unit fair value #*             $1.292715              $10.625321
 Maximum unit fair value #*            $17.008696              $12.240548
 Contract liability                    $5,425,312                $847,843
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                 --                      --
 Minimum unit fair value #*                  $ --                    $ --
 Maximum unit fair value #*                  $ --                    $ --
 Contract liability                          $ --                    $ --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                LORD ABBETT
                                    LORD ABBETT              LORD ABBETT         GROWTH AND
                                 CAPITAL STRUCTURE         BOND DEBENTURE          INCOME      MFS(R) CORE
                                        FUND                    FUND                FUND      EQUITY SERIES
                                    SUB-ACCOUNT              SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       188,962                1,154,336            120,378       385,322
                                    ============            =============       ============  ============
  Cost                                $2,268,658              $12,005,426         $2,359,450    $6,100,426
                                    ============            =============       ============  ============
  Market value                        $2,462,182              $13,436,469         $2,666,369    $5,906,989
 Due from Sponsor Company                     --                       --                 --            --
 Receivable from fund shares
  sold                                     1,962                    2,060                597         1,094
 Other assets                                 --                       --                 --             1
                                    ------------            -------------       ------------  ------------
 Total assets                          2,464,144               13,438,529          2,666,966     5,908,084
                                    ------------            -------------       ------------  ------------
LIABILITIES:
 Due to Sponsor Company                    1,962                    2,060                597         1,094
 Payable for fund shares
  purchased                                   --                       --                 --            --
 Other liabilities                            --                       --                 --            --
                                    ------------            -------------       ------------  ------------
 Total liabilities                         1,962                    2,060                597         1,094
                                    ------------            -------------       ------------  ------------
NET ASSETS:
 For contract liabilities             $2,462,182              $13,436,469         $2,666,369    $5,906,990
                                    ============            =============       ============  ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      230,602                1,071,520            308,881       714,660
 Minimum unit fair value #*           $10.406095               $12.089141          $8.342514     $6.206458
 Maximum unit fair value #*           $13.750986               $15.438750         $11.441826    $14.684518
 Contract liability                   $2,462,182              $13,436,469         $2,666,369    $5,830,099
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                       --                 --         8,965
 Minimum unit fair value #*                 $ --                     $ --               $ --     $6.750177
 Maximum unit fair value #*                 $ --                     $ --               $ --     $9.222312
 Contract liability                         $ --                     $ --               $ --       $76,891


                                    MFS(R) GROWTH           MFS(R) GLOBAL             MFS(R) HIGH
                                       SERIES               EQUITY SERIES            INCOME SERIES
                                     SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        777,576                 505,609                8,558,818
                                    =============            ============            =============
  Cost                                $16,351,907              $5,939,452              $78,526,663
                                    =============            ============            =============
  Market value                        $19,076,492              $6,426,296              $70,952,603
 Due from Sponsor Company                      --                      --                  600,336
 Receivable from fund shares
  sold                                      4,688                     699                       --
 Other assets                                  --                      --                        2
                                    -------------            ------------            -------------
 Total assets                          19,081,180               6,426,995               71,552,941
                                    -------------            ------------            -------------
LIABILITIES:
 Due to Sponsor Company                     4,688                     699                       --
 Payable for fund shares
  purchased                                    --                      --                  600,336
 Other liabilities                              2                      --                       --
                                    -------------            ------------            -------------
 Total liabilities                          4,690                     699                  600,336
                                    -------------            ------------            -------------
NET ASSETS:
 For contract liabilities             $19,076,490              $6,426,296              $70,952,605
                                    =============            ============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     2,366,888                 463,425                4,818,769
 Minimum unit fair value #*             $5.740517              $12.146978               $13.702058
 Maximum unit fair value #*            $14.811549              $16.295758               $17.141254
 Contract liability                   $19,006,291              $6,417,578              $70,909,862
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         7,330                     663                    2,885
 Minimum unit fair value #*             $9.308548              $13.154640               $14.780061
 Maximum unit fair value #*             $9.604214              $13.154640               $15.249212
 Contract liability                       $70,199                  $8,718                  $42,743

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                  MFS(R) INVESTORS
                                       GROWTH             MFS(R) INVESTORS
                                    STOCK SERIES            TRUST SERIES
                                     SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      1,026,318               5,466,519
                                    =============          ==============
  Cost                                $10,133,461             $98,283,830
                                    =============          ==============
  Market value                        $11,299,771            $106,104,005
 Due from Sponsor Company                      --                      --
 Receivable from fund shares
  sold                                     97,850                  25,910
 Other assets                                   2                       2
                                    -------------          --------------
 Total assets                          11,397,623             106,129,917
                                    -------------          --------------
LIABILITIES:
 Due to Sponsor Company                    97,850                  25,912
 Payable for fund shares
  purchased                                    --                      --
 Other liabilities                             --                      --
                                    -------------          --------------
 Total liabilities                         97,850                  25,912
                                    -------------          --------------
NET ASSETS:
 For contract liabilities             $11,299,773            $106,104,005
                                    =============          ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #          1,461,235              11,536,291
 Minimum unit fair value #*             $6.198971               $8.347897
 Maximum unit fair value #*             $9.445792              $12.995266
 Contract liability                   $11,229,586            $106,033,076
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #              8,041                   7,521
 Minimum unit fair value #*             $8.508958               $8.968421
 Maximum unit fair value #*             $9.201654              $10.587600
 Contract liability                       $70,187                 $70,929

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   MFS(R) MID CAP             MFS(R) NEW          MFS(R) TOTAL   MFS(R) VALUE
                                    GROWTH SERIES          DISCOVERY SERIES      RETURN SERIES      SERIES
                                     SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      3,647,949                4,756,743           18,674,182      6,823,503
                                    =============            =============       ==============  =============
  Cost                                $23,429,400              $68,092,442         $367,582,348    $85,541,236
                                    =============            =============       ==============  =============
  Market value                        $20,537,953              $67,973,863         $345,863,322    $86,277,222
 Due from Sponsor Company                  10,022                  196,054                   --        205,139
 Receivable from fund shares
  sold                                         --                       --              151,773             --
 Other assets                                  --                        1                   --              5
                                    -------------            -------------       --------------  -------------
 Total assets                          20,547,975               68,169,918          346,015,095     86,482,366
                                    -------------            -------------       --------------  -------------
LIABILITIES:
 Due to Sponsor Company                        --                       --              151,773             --
 Payable for fund shares
  purchased                                10,022                  196,054                   --        205,139
 Other liabilities                             --                       --                    6             --
                                    -------------            -------------       --------------  -------------
 Total liabilities                         10,022                  196,054              151,779        205,139
                                    -------------            -------------       --------------  -------------
NET ASSETS:
 For contract liabilities             $20,537,953              $67,973,864         $345,863,316    $86,277,227
                                    =============            =============       ==============  =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     3,997,330                5,153,323           25,431,652      6,402,795
 Minimum unit fair value #*             $4.724062                $9.559161            $9.697169      $9.074023
 Maximum unit fair value #*            $16.239543               $20.321026           $16.255289     $16.765670
 Contract liability                   $20,537,718              $67,830,755         $345,738,985    $86,274,629
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                            45                    9,773                8,713            161
 Minimum unit fair value #*             $5.221965               $10.393953           $13.216997     $16.124077
 Maximum unit fair value #*             $5.221965               $17.680164           $15.547845     $16.124077
 Contract liability                          $235                 $143,109             $124,331         $2,598

                                   MFS(R) RESEARCH          MFS(R) RESEARCH         MFS(R) RESEARCH
                                     BOND SERIES         INTERNATIONAL SERIES            SERIES
                                     SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      6,602,670                1,868,919                 255,067
                                    =============            =============            ============
  Cost                                $77,426,791              $26,823,146              $4,286,886
                                    =============            =============            ============
  Market value                        $85,737,317              $20,296,462              $4,790,150
 Due from Sponsor Company                  71,680                    1,746                  19,646
 Receivable from fund shares
  sold                                         --                       --                      --
 Other assets                                  --                       --                      --
                                    -------------            -------------            ------------
 Total assets                          85,808,997               20,298,208               4,809,796
                                    -------------            -------------            ------------
LIABILITIES:
 Due to Sponsor Company                        --                       --                      --
 Payable for fund shares
  purchased                                71,680                    1,746                  19,646
 Other liabilities                              1                        1                       1
                                    -------------            -------------            ------------
 Total liabilities                         71,681                    1,747                  19,647
                                    -------------            -------------            ------------
NET ASSETS:
 For contract liabilities             $85,737,316              $20,296,461              $4,790,149
                                    =============            =============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     6,807,249                1,782,771                 419,371
 Minimum unit fair value #*            $10.365245               $10.758423              $10.895528
 Maximum unit fair value #*            $13.513620               $12.839561              $12.197402
 Contract liability                   $85,717,850              $20,290,495              $4,790,149
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         1,526                      524                      --
 Minimum unit fair value #*            $12.753365               $11.386650                    $ --
 Maximum unit fair value #*            $12.753365               $11.386650                    $ --
 Contract liability                       $19,466                   $5,966                    $ --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                 BLACKROCK                 BLACKROCK
                                                  GLOBAL                     GLOBAL
                                           ALLOCATION V.I. FUND     OPPORTUNITIES V.I. FUND
                                             SUB-ACCOUNT (14)             SUB-ACCOUNT
---------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                    1,384                      1,533
                                                ===========               ============
  Cost                                              $18,976                    $10,189
                                                ===========               ============
  Market value                                      $18,375                    $18,803
 Due from Sponsor Company                                --                         --
 Receivable from fund shares sold                         1                          2
 Other assets                                            --                         --
                                                -----------               ------------
 Total assets                                        18,376                     18,805
                                                -----------               ------------
LIABILITIES:
 Due to Sponsor Company                                   1                          2
 Payable for fund shares purchased                       --                         --
 Other liabilities                                       --                         --
                                                -----------               ------------
 Total liabilities                                        1                          2
                                                -----------               ------------
NET ASSETS:
 For contract liabilities                           $18,375                    $18,803
                                                ===========               ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                        1,934                      1,485
 Minimum unit fair value #*                       $9.493620                 $12.660099
 Maximum unit fair value #*                       $9.506683                 $12.660099
 Contract liability                                 $18,375                    $18,803
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                           --                         --
 Minimum unit fair value #*                            $ --                       $ --
 Maximum unit fair value #*                            $ --                       $ --
 Contract liability                                    $ --                       $ --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

(14) Funded as of August 5, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                                 INVESCO
                                              BLACKROCK                 BLACKROCK           UIF MID CAP      VAN KAMPEN V.I.
                                              LARGE CAP                   EQUITY               GROWTH            MID CAP
                                           GROWTH V.I. FUND         DIVIDEND V.I. FUND       PORTFOLIO          VALUE FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT (32)       SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                 38,064                    14,078              239,475             58,416
                                             ============              ============         ============       ============
  Cost                                           $350,603                  $112,607           $2,114,306           $622,746
                                             ============              ============         ============       ============
  Market value                                   $418,322                  $115,017           $2,662,967           $743,637
 Due from Sponsor Company                              --                        --                   --                 --
 Receivable from fund shares sold                      47                         5               26,074                117
 Other assets                                          --                        --                   --                 --
                                             ------------              ------------         ------------       ------------
 Total assets                                     418,369                   115,022            2,689,041            743,754
                                             ------------              ------------         ------------       ------------
LIABILITIES:
 Due to Sponsor Company                                47                         5               26,074                117
 Payable for fund shares purchased                     --                        --                   --                 --
 Other liabilities                                     --                        --                   --                 --
                                             ------------              ------------         ------------       ------------
 Total liabilities                                     47                         5               26,074                117
                                             ------------              ------------         ------------       ------------
NET ASSETS:
 For contract liabilities                        $418,322                  $115,017           $2,662,967           $743,637
                                             ============              ============         ============       ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                     41,592                    11,186              243,012             71,387
 Minimum unit fair value #*                     $8.659900                $10.219931           $10.395250          $9.964752
 Maximum unit fair value #*                    $10.427037                $10.328117           $18.772641         $16.843440
 Contract liability                              $418,322                  $115,017           $2,638,175           $743,637
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                         --                        --                2,313                 --
 Minimum unit fair value #*                          $ --                      $ --           $10.718639               $ --
 Maximum unit fair value #*                          $ --                      $ --           $10.718639               $ --
 Contract liability                                  $ --                      $ --              $24,792               $ --

                                           MORGAN STANLEY        MORGAN STANLEY --
                                              MULTI CAP               MID CAP            MORGAN STANLEY --
                                               GROWTH                  GROWTH             FLEXIBLE INCOME
                                              PORTFOLIO              PORTFOLIO               PORTFOLIO
                                          SUB-ACCOUNT (16)          SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                10,928                   4,490                  12,696
                                             ===========            ============            ============
  Cost                                          $149,435                $167,493                 $83,626
                                             ===========            ============            ============
  Market value                                  $162,285                $144,189                 $76,556
 Due from Sponsor Company                             --                      --                      --
 Receivable from fund shares sold                     17                      33                       7
 Other assets                                         --                       1                      --
                                             -----------            ------------            ------------
 Total assets                                    162,302                 144,223                  76,563
                                             -----------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                               17                      33                       7
 Payable for fund shares purchased                    --                      --                      --
 Other liabilities                                    --                      --                      --
                                             -----------            ------------            ------------
 Total liabilities                                    17                      33                       7
                                             -----------            ------------            ------------
NET ASSETS:
 For contract liabilities                       $162,285                $144,190                 $76,556
                                             ===========            ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    33,004                  13,573                   6,528
 Minimum unit fair value #*                    $4.710467              $10.267063              $11.700689
 Maximum unit fair value #*                    $5.157715              $11.070503              $11.755661
 Contract liability                             $162,285                $144,190                 $76,556
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                        --                      --                      --
 Minimum unit fair value #*                         $ --                    $ --                    $ --
 Maximum unit fair value #*                         $ --                    $ --                    $ --
 Contract liability                                 $ --                    $ --                    $ --

(16) Formerly Morgan Stanley -- Capital Opportunities Portfolio. Change effective April 29, 2011.

(32) Funded as of August 3, 2011. Formerly BlackRock Utilities and Telecommunications V.I. Fund. Change effective October 1, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     MTB MANAGED
                                     ALLOCATION                BLACKROCK
                                  FUND -- MODERATE              CAPITAL
                                      GROWTH II         APPRECIATION V.I. FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT (15)
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         1,782                   14,236
                                     ===========              ===========
  Cost                                   $15,469                 $112,092
                                     ===========              ===========
  Market value                           $15,739                 $108,335
 Due from Sponsor Company                     --                       --
 Receivable from fund shares
  sold                                         1                        5
 Other assets                                 --                       --
                                     -----------              -----------
 Total assets                             15,740                  108,340
                                     -----------              -----------
LIABILITIES:
 Due to Sponsor Company                        1                        5
 Payable for fund shares
  purchased                                   --                       --
 Other liabilities                            --                       --
                                     -----------              -----------
 Total liabilities                             1                        5
                                     -----------              -----------
NET ASSETS:
 For contract liabilities                $15,739                 $108,335
                                     ===========              ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             1,667                   12,142
 Minimum unit fair value #*            $9.439947                $8.869117
 Maximum unit fair value #*            $9.439947                $8.963072
 Contract liability                      $15,739                 $108,335
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                --                       --
 Minimum unit fair value #*                 $ --                     $ --
 Maximum unit fair value #*                 $ --                     $ --
 Contract liability                         $ --                     $ --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

(15) Funded as of August 3, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 COLUMBIA VARIABLE                         COLUMBIA VARIABLE   COLUMBIA VARIABLE
                                   PORTFOLIO --        COLUMBIA VARIABLE      PORTFOLIO --        PORTFOLIO --
                               MARSICO INTERNATIONAL     PORTFOLIO --       MARSICO FOCUSED     ASSET ALLOCATION
                                OPPORTUNITIES FUND     HIGH INCOME FUND      EQUITIES FUND            FUND
                                 SUB-ACCOUNT (17)      SUB-ACCOUNT (18)     SUB-ACCOUNT (19)    SUB-ACCOUNT (20)
-----------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                     688,223              1,104,493             513,510             364,061
                                    ==========            ===========          ==========          ==========
  Cost                              $8,235,521            $10,382,831          $6,926,617          $5,674,845
                                    ==========            ===========          ==========          ==========
  Market value                      $9,146,484            $10,989,709          $8,462,643          $4,299,558
 Due from Sponsor Company                4,423                     --                  --                  --
 Receivable from fund shares
  sold                                      --                  2,483               1,307               1,234
 Other assets                                1                      1                   5                  --
                                    ----------            -----------          ----------          ----------
 Total assets                        9,150,908             10,992,193           8,463,955           4,300,792
                                    ----------            -----------          ----------          ----------
LIABILITIES:
 Due to Sponsor Company                     --                  2,483               1,307               1,234
 Payable for fund shares
  purchased                              4,423                     --                  --                  --
 Other liabilities                          --                     --                  --                   1
                                    ----------            -----------          ----------          ----------
 Total liabilities                       4,423                  2,483               1,307               1,235
                                    ----------            -----------          ----------          ----------
NET ASSETS:
 For contract liabilities           $9,146,485            $10,989,710          $8,462,648          $4,299,557
                                    ==========            ===========          ==========          ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                  6,617,853              5,639,212           7,280,805           4,008,963
 Minimum unit fair value #*          $1.237857              $1.760682           $1.052101           $1.019491
 Maximum unit fair value #*         $13.325046             $16.491263          $14.092970          $13.372270
 Contract liability                 $9,146,485            $10,989,710          $8,455,153          $4,299,557
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         --                     --               6,561                  --
 Minimum unit fair value #*               $ --                   $ --           $1.142364                $ --
 Maximum unit fair value #*               $ --                   $ --           $1.142364                $ --
 Contract liability                       $ --                   $ --              $7,495                $ --

                               COLUMBIA VARIABLE   COLUMBIA VARIABLE    COLUMBIA VARIABLE
                                  PORTFOLIO --        PORTFOLIO --        PORTFOLIO --
                                    MARSICO           MARSICO 21ST           MID CAP
                                  GROWTH FUND         CENTURY FUND         GROWTH FUND
                                SUB-ACCOUNT (21)    SUB-ACCOUNT (22)    SUB-ACCOUNT (23)
-----------------------------  -----------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                    376,206             205,810            1,411,304
                                   ==========          ==========          ===========
  Cost                             $5,239,546          $1,555,446           $9,457,852
                                   ==========          ==========          ===========
  Market value                     $7,494,014          $2,187,763          $10,570,665
 Due from Sponsor Company                  --               1,576                   --
 Receivable from fund shares
  sold                                  2,936                  --                1,324
 Other assets                              --                  --                    1
                                   ----------          ----------          -----------
 Total assets                       7,496,950           2,189,339           10,571,990
                                   ----------          ----------          -----------
LIABILITIES:
 Due to Sponsor Company                 2,936                  --                1,324
 Payable for fund shares
  purchased                                --               1,576                   --
 Other liabilities                          2                  --                   --
                                   ----------          ----------          -----------
 Total liabilities                      2,938               1,576                1,324
                                   ----------          ----------          -----------
NET ASSETS:
 For contract liabilities          $7,494,012          $2,187,763          $10,570,666
                                   ==========          ==========          ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                 6,334,997           1,543,365           10,071,191
 Minimum unit fair value #*         $1.048308           $1.301992            $0.913892
 Maximum unit fair value #*        $14.094823          $12.649180           $16.948114
 Contract liability                $7,494,012          $2,187,763          $10,570,666
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                        --                  --                   --
 Minimum unit fair value #*              $ --                $ --                 $ --
 Maximum unit fair value #*              $ --                $ --                 $ --
 Contract liability                      $ --                $ --                 $ --

(17) Formerly Columbia Marsico International Opportunities VS Fund. Change effective May 2, 2011.

(18) Formerly Columbia High Yield VS Fund. Change effective May 2, 2011.

(19) Formerly Columbia Marsico Focused Equities VS Fund. Change effective May 2, 2011.

(20) Formerly Columbia Asset Allocation Fund VS. Change effective May 2, 2011.

(21) Formerly Columbia Marsico Growth VS Fund. Change effective May 2, 2011.

(22) Formerly Columbia Marsico 21st Century VS Fund. Change effective May 2,
     2011.

(23) Formerly Columbia Marsico Midcap Growth VS Fund. Change effective May 2, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                   COLUMBIA VARIABLE          OPPENHEIMER
                                     PORTFOLIO --               CAPITAL
                                  DIVERSIFIED EQUITY          APPRECIATION
                                      INCOME FUND               FUND/VA
                                  SUB-ACCOUNT (3)(24)         SUB-ACCOUNT
-------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         816,454                  10,984
                                     =============            ============
  Cost                                 $11,739,566                $362,159
                                     =============            ============
  Market value                         $10,246,503                $432,758
 Due from Sponsor Company                       --                      --
 Receivable from fund shares
  sold                                         306                      34
 Other assets                                   --                      --
                                     -------------            ------------
 Total assets                           10,246,809                 432,792
                                     -------------            ------------
LIABILITIES:
 Due to Sponsor Company                        306                      34
 Payable for fund shares
  purchased                                     --                      --
 Other liabilities                               1                      --
                                     -------------            ------------
 Total liabilities                             307                      34
                                     -------------            ------------
NET ASSETS:
 For contract liabilities              $10,246,502                $432,758
                                     =============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           1,191,510                  48,184
 Minimum unit fair value #*              $8.559404               $8.630210
 Maximum unit fair value #*              $8.622664              $14.821237
 Contract liability                    $10,246,502                $432,758
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                  --                      --
 Minimum unit fair value #*                   $ --                    $ --
 Maximum unit fair value #*                   $ --                    $ --
 Contract liability                           $ --                    $ --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

(3)  Funded as of April 29, 2011.

(24) Effective April 29, 2011 Columbia Large Cap Value VS Fund merged with Columbia Variable Portfolio -- Diversified Equity Income Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                    OPPENHEIMER
                                    OPPENHEIMER             OPPENHEIMER             MAIN STREET             OPPENHEIMER
                                 GLOBAL SECURITIES          MAIN STREET           SMALL- & MID-CAP             VALUE
                                      FUND/VA                FUND(R)/VA               FUND/VA                 FUND/VA
                                    SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT (25)          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       244,935                  49,735                 352,491                 19,623
                                    ============            ============            ============            ===========
  Cost                                $5,610,685                $838,912              $4,342,497               $166,855
                                    ============            ============            ============            ===========
  Market value                        $6,664,683              $1,021,065              $5,999,391               $190,149
 Due from Sponsor Company                     --                      --                      --                     --
 Receivable from fund shares
  sold                                       621                     225                   3,500                     15
 Other assets                                 --                      --                       2                     --
                                    ------------            ------------            ------------            -----------
 Total assets                          6,665,304               1,021,290               6,002,893                190,164
                                    ------------            ------------            ------------            -----------
LIABILITIES:
 Due to Sponsor Company                      621                     225                   3,500                     15
 Payable for fund shares
  purchased                                   --                      --                      --                     --
 Other liabilities                             1                      --                      --                     --
                                    ------------            ------------            ------------            -----------
 Total liabilities                           622                     225                   3,500                     15
                                    ------------            ------------            ------------            -----------
NET ASSETS:
 For contract liabilities             $6,664,682              $1,021,065              $5,999,393               $190,149
                                    ============            ============            ============            ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      724,077                 106,383                 562,694                 21,369
 Minimum unit fair value #*            $8.881416               $9.290259              $10.234842              $8.573920
 Maximum unit fair value #*           $14.659082              $14.306888              $16.572535              $8.977327
 Contract liability                   $6,664,682              $1,021,065              $5,999,393               $190,149
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                      --                      --                     --
 Minimum unit fair value #*                 $ --                    $ --                    $ --                   $ --
 Maximum unit fair value #*                 $ --                    $ --                    $ --                   $ --
 Contract liability                         $ --                    $ --                    $ --                   $ --


                                 PUTNAM VT          PUTNAM VT           PUTNAM VT
                                DIVERSIFIED        GLOBAL ASSET       INTERNATIONAL
                                INCOME FUND      ALLOCATION FUND       VALUE FUND
                                SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ----------------------------------------------------
ASSETS:
 Investments:
  Number of shares                 2,957,055             49,463             28,971
                               =============       ============       ============
  Cost                           $20,210,835           $653,958           $259,062
                               =============       ============       ============
  Market value                   $20,344,539           $702,368           $227,998
 Due from Sponsor Company              2,111                 --                 --
 Receivable from fund shares
  sold                                    --                 68                 20
 Other assets                             --                 --                 --
                               -------------       ------------       ------------
 Total assets                     20,346,650            702,436            228,018
                               -------------       ------------       ------------
LIABILITIES:
 Due to Sponsor Company                   --                 68                 20
 Payable for fund shares
  purchased                            2,111                 --                 --
 Other liabilities                         2                 --                 --
                               -------------       ------------       ------------
 Total liabilities                     2,113                 68                 20
                               -------------       ------------       ------------
NET ASSETS:
 For contract liabilities        $20,344,537           $702,368           $227,998
                               =============       ============       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                1,704,081             64,051             34,887
 Minimum unit fair value #*       $11.095702          $9.843114          $6.385634
 Maximum unit fair value #*       $16.512148         $15.057518         $11.688567
 Contract liability              $20,344,537           $702,368           $227,998
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                       --                 --                 --
 Minimum unit fair value #*             $ --               $ --               $ --
 Maximum unit fair value #*             $ --               $ --               $ --
 Contract liability                     $ --               $ --               $ --

(25) Formerly Oppenheimer Main Street Small Cap Fund(R)/VA. Change effective April 29, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      PUTNAM VT
                                    INTERNATIONAL            PUTNAM VT
                                     EQUITY FUND           INVESTORS FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT (26)
-----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        31,093                  39,096
                                     ===========            ============
  Cost                                  $298,631                $386,265
                                     ===========            ============
  Market value                          $295,074                $391,347
 Due from Sponsor Company                     --                      --
 Receivable from fund shares
  sold                                        29                      14
 Other assets                                 --                      --
                                     -----------            ------------
 Total assets                            295,103                 391,361
                                     -----------            ------------
LIABILITIES:
 Due to Sponsor Company                       29                      14
 Payable for fund shares
  purchased                                   --                      --
 Other liabilities                            --                      --
                                     -----------            ------------
 Total liabilities                            29                      14
                                     -----------            ------------
NET ASSETS:
 For contract liabilities               $295,074                $391,347
                                     ===========            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            45,155                  28,450
 Minimum unit fair value #*            $6.360315              $13.755669
 Maximum unit fair value #*            $6.673092              $13.755669
 Contract liability                     $295,074                $391,347
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                --                      --
 Minimum unit fair value #*                 $ --                    $ --
 Maximum unit fair value #*                 $ --                    $ --
 Contract liability                         $ --                    $ --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

(26) Funded as of December 12, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                            JPMORGAN                 JPMORGAN
                                PUTNAM VT                                INSURANCE TRUST         INSURANCE TRUST
                                SMALL CAP          PUTNAM VT                CORE BOND              U.S. EQUITY
                                VALUE FUND        VOYAGER FUND           PORTFOLIO -- 1           PORTFOLIO -- 1
                               SUB-ACCOUNT        SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                  170,101             21,742                7,509,343                 554,342
                               ============       ============            =============            ============
  Cost                           $2,151,824           $700,884              $81,791,851              $8,378,586
                               ============       ============            =============            ============
  Market value                   $2,223,226           $690,522              $87,932,364              $8,437,083
 Due from Sponsor Company                --                 --                       --                      --
 Receivable from fund shares
  sold                                  339                 25                   56,924                  23,126
 Other assets                            --                  1                        4                      --
                               ------------       ------------            -------------            ------------
 Total assets                     2,223,565            690,548               87,989,292               8,460,209
                               ------------       ------------            -------------            ------------
LIABILITIES:
 Due to Sponsor Company                 339                 25                   56,924                  23,126
 Payable for fund shares
  purchased                              --                 --                       --                      --
 Other liabilities                       --                 --                       --                      --
                               ------------       ------------            -------------            ------------
 Total liabilities                      339                 25                   56,924                  23,126
                               ------------       ------------            -------------            ------------
NET ASSETS:
 For contract liabilities        $2,223,226           $690,523              $87,932,368              $8,437,083
                               ============       ============            =============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                 150,277             55,647                6,560,815                 679,912
 Minimum unit fair value #*       $9.693959          $9.580455               $11.705739              $11.594514
 Maximum unit fair value #*      $15.775002         $12.590426               $20.059677              $19.261090
 Contract liability              $2,223,226           $690,523              $87,932,368              $8,437,083
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                      --                 --                       --                      --
 Minimum unit fair value #*            $ --               $ --                     $ --                    $ --
 Maximum unit fair value #*            $ --               $ --                     $ --                    $ --
 Contract liability                    $ --               $ --                     $ --                    $ --

                                      JPMORGAN                 JPMORGAN                 JPMORGAN
                                   INSURANCE TRUST          INSURANCE TRUST         INSURANCE TRUST
                                  INTREPID MID CAP           EQUITY INDEX           INTREPID GROWTH
                                   PORTFOLIO -- 1           PORTFOLIO -- 1           PORTFOLIO -- 1
                                     SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        592,381                3,234,215                 238,386
                                    =============            =============            ============
  Cost                                $10,820,296              $35,493,590              $3,617,098
                                    =============            =============            ============
  Market value                         $9,039,740              $35,349,973              $3,633,008
 Due from Sponsor Company                      --                       --                      --
 Receivable from fund shares
  sold                                      6,787                   24,546                   3,696
 Other assets                                  --                        2                       1
                                    -------------            -------------            ------------
 Total assets                           9,046,527               35,374,521               3,636,705
                                    -------------            -------------            ------------
LIABILITIES:
 Due to Sponsor Company                     6,787                   24,546                   3,696
 Payable for fund shares
  purchased                                    --                       --                      --
 Other liabilities                             --                       --                      --
                                    -------------            -------------            ------------
 Total liabilities                          6,787                   24,546                   3,696
                                    -------------            -------------            ------------
NET ASSETS:
 For contract liabilities              $9,039,740              $35,349,975              $3,633,009
                                    =============            =============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                       666,974                3,129,081                 315,544
 Minimum unit fair value #*             $9.976249               $10.760750              $10.733989
 Maximum unit fair value #*            $29.977231               $14.071227              $16.719732
 Contract liability                    $9,039,740              $35,349,975              $3,633,009
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                            --                       --                      --
 Minimum unit fair value #*                  $ --                     $ --                    $ --
 Maximum unit fair value #*                  $ --                     $ --                    $ --
 Contract liability                          $ --                     $ --                    $ --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                       JPMORGAN                 JPMORGAN
                                    INSURANCE TRUST          INSURANCE TRUST
                                    MID CAP GROWTH            MID CAP VALUE
                                    PORTFOLIO -- 1           PORTFOLIO -- 1
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         628,916                1,053,449
                                     =============            =============
  Cost                                 $11,560,411              $13,638,046
                                     =============            =============
  Market value                          $9,980,892               $7,226,663
 Due from Sponsor Company                       --                       --
 Receivable from fund shares
  sold                                      16,047                    1,830
 Other assets                                   --                        1
                                     -------------            -------------
 Total assets                            9,996,939                7,228,494
                                     -------------            -------------
LIABILITIES:
 Due to Sponsor Company                     16,047                    1,830
 Payable for fund shares
  purchased                                     --                       --
 Other liabilities                              --                       --
                                     -------------            -------------
 Total liabilities                          16,047                    1,830
                                     -------------            -------------
NET ASSETS:
 For contract liabilities               $9,980,892               $7,226,664
                                     =============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             764,849                  534,703
 Minimum unit fair value #*             $10.079160               $10.755075
 Maximum unit fair value #*             $16.397627               $21.533156
 Contract liability                     $9,980,892               $7,226,664
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                  --                       --
 Minimum unit fair value #*                   $ --                     $ --
 Maximum unit fair value #*                   $ --                     $ --
 Contract liability                           $ --                     $ --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   PUTNAM VT             PIMCO               PIMCO          JENNISON 20/20
                                     EQUITY            ALL ASSET        EQS PATHFINDER          FOCUS
                                  INCOME FUND          PORTFOLIO           PORTFOLIO          PORTFOLIO
                                SUB-ACCOUNT (27)    SUB-ACCOUNT (28)   SUB-ACCOUNT (15)      SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                     31,673              10,838              9,790              10,273
                                   ==========          ==========          =========          ==========
  Cost                               $417,336            $118,747            $96,224            $121,821
                                   ==========          ==========          =========          ==========
  Market value                       $426,630            $113,692            $96,134            $150,201
 Due from Sponsor Company                  --                  --                 --                  --
 Receivable from fund shares
  sold                                     15                   4                  4                  13
 Other assets                              --                  --                 --                  --
                                   ----------          ----------          ---------          ----------
 Total assets                         426,645             113,696             96,138             150,214
                                   ----------          ----------          ---------          ----------
LIABILITIES:
 Due to Sponsor Company                    15                   4                  4                  13
 Payable for fund shares
  purchased                                --                  --                 --                  --
 Other liabilities                         --                  --                 --                  --
                                   ----------          ----------          ---------          ----------
 Total liabilities                         15                   4                  4                  13
                                   ----------          ----------          ---------          ----------
NET ASSETS:
 For contract liabilities            $426,630            $113,692            $96,134            $150,201
                                   ==========          ==========          =========          ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                    31,532              11,281             10,173              55,847
 Minimum unit fair value #*        $13.527879          $10.077613          $9.393438           $1.337415
 Maximum unit fair value #*        $13.578750          $10.091449          $9.492820          $14.171464
 Contract liability                  $426,630            $113,692            $96,134            $150,201
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                        --                  --                 --                  --
 Minimum unit fair value #*              $ --                $ --               $ --                $ --
 Maximum unit fair value #*              $ --                $ --               $ --                $ --
 Contract liability                      $ --                $ --               $ --                $ --

                                                                        PRUDENTIAL
                                                                          SERIES
                                                     PRUDENTIAL        INTERNATIONAL
                                   JENNISON             VALUE             GROWTH
                                   PORTFOLIO          PORTFOLIO          PORTFOLIO
                                  SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  -------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                     8,571              4,752                851
                                   =========          =========          =========
  Cost                              $220,530            $87,135             $6,343
                                   =========          =========          =========
  Market value                      $196,196            $76,221             $3,658
 Due from Sponsor Company                 --                 --                 --
 Receivable from fund shares
  sold                                    18                  7                 --
 Other assets                             --                 --                 --
                                   ---------          ---------          ---------
 Total assets                        196,214             76,228              3,658
                                   ---------          ---------          ---------
LIABILITIES:
 Due to Sponsor Company                   18                  7                 --
 Payable for fund shares
  purchased                               --                 --                 --
 Other liabilities                        --                 --                 --
                                   ---------          ---------          ---------
 Total liabilities                        18                  7                 --
                                   ---------          ---------          ---------
NET ASSETS:
 For contract liabilities           $196,196            $76,221             $3,658
                                   =========          =========          =========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                   96,739             67,140              4,451
 Minimum unit fair value #*        $0.880678          $1.083787          $0.821906
 Maximum unit fair value #*        $6.802469          $1.162753          $0.821906
 Contract liability                 $160,622            $76,221             $3,658
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                    5,230                 --                 --
 Minimum unit fair value #*        $6.802469               $ --               $ --
 Maximum unit fair value #*        $6.802469               $ --               $ --
 Contract liability                  $35,574               $ --               $ --

(15) Funded as of August 3, 2011.

(27) Funded as of June 21, 2011.

(28) Funded as of August 29, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                              LEGG MASON            LEGG MASON
                                              CLEARBRIDGE      CLEARBRIDGE VARIABLE
                                            VARIABLE EQUITY         FUNDAMENTAL
                                            INCOME BUILDER         ALL CAP VALUE
                                               PORTFOLIO             PORTFOLIO
                                              SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                 5,701                39,192
                                               =========             =========
  Cost                                           $83,873              $938,943
                                               =========             =========
  Market value                                   $59,576              $712,907
 Due from Sponsor Company                             15                    --
 Receivable from fund shares sold                     --                    51
 Other assets                                         --                    --
                                               ---------             ---------
 Total assets                                     59,591               712,958
                                               ---------             ---------
LIABILITIES:
 Due to Sponsor Company                               --                    51
 Payable for fund shares purchased                    18                    --
 Other liabilities                                    --                    --
                                               ---------             ---------
 Total liabilities                                    18                    51
                                               ---------             ---------
NET ASSETS:
 For contract liabilities                        $59,573              $712,907
                                               =========             =========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                     6,501                85,182
 Minimum unit fair value #*                    $9.164549             $8.292692
 Maximum unit fair value #*                    $9.164549             $8.371736
 Contract liability                              $59,573              $712,907
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                        --                    --
 Minimum unit fair value #*                         $ --                  $ --
 Maximum unit fair value #*                         $ --                  $ --
 Contract liability                                 $ --                  $ --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                           LEGG MASON
                                          WESTERN ASSET         LEGG MASON             INVESCO
                                         VARIABLE GLOBAL   CLEARBRIDGE VARIABLE    VAN KAMPEN V.I.          INVESCO
                                         HIGH YIELD BOND     LARGE CAP VALUE         GROWTH AND         VAN KAMPEN V.I.
                                            PORTFOLIO           PORTFOLIO            INCOME FUND         COMSTOCK FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              7,799              22,230                 84,831               32,516
                                            =========           =========            ===========          ===========
  Cost                                        $69,019            $283,554             $1,359,566             $463,966
                                            =========           =========            ===========          ===========
  Market value                                $57,558            $300,988             $1,504,906             $366,784
 Due from Sponsor Company                          --                  --                     --                   --
 Receivable from fund shares sold                   5                   5                    116                   39
 Other assets                                      --                  --                     --                   --
                                            ---------           ---------            -----------          -----------
 Total assets                                  57,563             300,993              1,505,022              366,823
                                            ---------           ---------            -----------          -----------
LIABILITIES:
 Due to Sponsor Company                             5                  10                    116                   39
 Payable for fund shares purchased                 --                  --                     --                   --
 Other liabilities                                 --                  --                     --                   --
                                            ---------           ---------            -----------          -----------
 Total liabilities                                  5                  10                    116                   39
                                            ---------           ---------            -----------          -----------
NET ASSETS:
 For contract liabilities                     $57,558            $300,983             $1,504,906             $366,784
                                            =========           =========            ===========          ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                 30,330             232,913                148,159               26,511
 Minimum unit fair value #*                 $1.835280           $1.269877              $9.242273           $13.295328
 Maximum unit fair value #*                 $1.909972           $1.293026             $15.059806           $14.475731
 Contract liability                           $57,558            $300,983             $1,504,906             $366,784
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                     --                  --                     --                   --
 Minimum unit fair value #*                      $ --                $ --                   $ --                 $ --
 Maximum unit fair value #*                      $ --                $ --                   $ --                 $ --
 Contract liability                              $ --                $ --                   $ --                 $ --


                                              INVESCO           WELLS FARGO        WELLS FARGO
                                          VAN KAMPEN V.I.      ADVANTAGE VT       ADVANTAGE VT
                                              CAPITAL           INDEX ASSET       TOTAL RETURN
                                            GROWTH FUND       ALLOCATION FUND       BOND FUND
                                        SUB-ACCOUNT (3)(29)     SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              348,103              1,045              1,025
                                            ===========          =========          =========
  Cost                                      $12,806,228            $12,617            $10,246
                                            ===========          =========          =========
  Market value                              $11,104,507            $12,638            $10,802
 Due from Sponsor Company                            --                 --                 --
 Receivable from fund shares sold               153,701                  1                  1
 Other assets                                         2                 --                 --
                                            -----------          ---------          ---------
 Total assets                                11,258,210             12,639             10,803
                                            -----------          ---------          ---------
LIABILITIES:
 Due to Sponsor Company                         153,701                  1                  1
 Payable for fund shares purchased                   --                 --                 --
 Other liabilities                                   --                 --                 --
                                            -----------          ---------          ---------
 Total liabilities                              153,701                  1                  1
                                            -----------          ---------          ---------
NET ASSETS:
 For contract liabilities                   $11,104,509            $12,638            $10,802
                                            ===========          =========          =========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                1,208,358             10,126              6,897
 Minimum unit fair value #*                   $9.121149          $1.248140          $1.566088
 Maximum unit fair value #*                   $9.222875          $1.248140          $1.566088
 Contract liability                         $11,096,839            $12,638            $10,802
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                      834                 --                 --
 Minimum unit fair value #*                   $9.200985               $ --               $ --
 Maximum unit fair value #*                   $9.200985               $ --               $ --
 Contract liability                              $7,670               $ --               $ --

(3)  Funded as of April 29, 2011.

(29) Effective April 29, 2011 Invesco V.I. Large Cap Growth Fund merged with Invesco Van Kampen V.I. Capital Growth Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     WELLS FARGO            WELLS FARGO
                                    ADVANTAGE VT            ADVANTAGE VT
                                      INTRINSIC            INTERNATIONAL
                                     VALUE FUND             EQUITY FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         2,082                 322,100
                                     ===========            ============
  Cost                                   $28,899              $1,629,406
                                     ===========            ============
  Market value                           $25,865              $1,536,435
 Due from Sponsor Company                     --                     225
 Receivable from fund shares
  sold                                         2                      --
 Other assets                                 --                      --
                                     -----------            ------------
 Total assets                             25,867               1,536,660
                                     -----------            ------------
LIABILITIES:
 Due to Sponsor Company                        2                      --
 Payable for fund shares
  purchased                                   --                     225
 Other liabilities                            --                      --
                                     -----------            ------------
 Total liabilities                             2                     225
                                     -----------            ------------
NET ASSETS:
 For contract liabilities                $25,865              $1,536,435
                                     ===========            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            23,840               1,533,104
 Minimum unit fair value #*            $1.062802               $0.828268
 Maximum unit fair value #*            $1.116024              $11.962423
 Contract liability                      $25,865              $1,536,435
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                --                      --
 Minimum unit fair value #*                 $ --                    $ --
 Maximum unit fair value #*                 $ --                    $ --
 Contract liability                         $ --                    $ --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    WELLS FARGO                                  WELLS FARGO
                                    ADVANTAGE VT          WELLS FARGO           ADVANTAGE VT           WELLS FARGO
                                     SMALL CAP            ADVANTAGE VT            SMALL CAP            ADVANTAGE VT
                                    GROWTH FUND          DISCOVERY FUND          VALUE FUND          OPPORTUNITY FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT       SUB-ACCOUNT (30)(31)
-----------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       218,709                   187              1,628,792               526,343
                                    ============          ============          =============          ============
  Cost                                $1,415,601                $3,253            $12,054,355            $8,693,967
                                    ============          ============          =============          ============
  Market value                        $1,686,200                $3,999            $13,567,830            $9,158,330
 Due from Sponsor Company                     --                    --                     --                    --
 Receivable from fund shares
  sold                                       164                    --                  5,017                   803
 Other assets                                 --                    --                     --                    --
                                    ------------          ------------          -------------          ------------
 Total assets                          1,686,364                 3,999             13,572,847             9,159,133
                                    ------------          ------------          -------------          ------------
LIABILITIES:
 Due to Sponsor Company                      164                    --                  5,017                   803
 Payable for fund shares
  purchased                                   --                    --                     --                    --
 Other liabilities                            --                    --                      1                     1
                                    ------------          ------------          -------------          ------------
 Total liabilities                           164                    --                  5,018                   804
                                    ------------          ------------          -------------          ------------
NET ASSETS:
 For contract liabilities             $1,686,200                $3,999            $13,567,829            $9,158,329
                                    ============          ============          =============          ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           146,872                   259              1,219,516               874,327
 Minimum unit fair value #*            $1.541546            $15.468782             $10.179245            $10.393341
 Maximum unit fair value #*           $12.085448            $15.468782             $11.332506            $10.513961
 Contract liability                   $1,684,501                $3,999            $13,566,416            $9,158,329
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #               141                    --                    126                    --
 Minimum unit fair value #*           $12.067889                  $ --             $11.193317                  $ --
 Maximum unit fair value #*           $12.067889                  $ --             $11.193317                  $ --
 Contract liability                       $1,699                  $ --                 $1,413                  $ --

(30) Funded as of January 21, 2011.

(31) Effective August 26, 2011 Wells Fargo Advantage VT Core Equity Fund merged with Wells Fargo Advantage VT Opportunity Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                             ALLIANCEBERNSTEIN VPS
                                   AMERICAN CENTURY VP          BALANCED WEALTH
                                       VALUE FUND             STRATEGY PORTFOLIO
                                     SUB-ACCOUNT (1)              SUB-ACCOUNT
------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $1,365                    $108,377
                                        ---------                 -----------
EXPENSES:
 Administrative charges                        --                          --
 Mortality and expense risk
  charges                                    (350)                    (76,767)
                                        ---------                 -----------
  Total expenses                             (350)                    (76,767)
                                        ---------                 -----------
  Net investment income (loss)              1,015                      31,610
                                        ---------                 -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                       589                       8,022
 Net realized gain on
  distributions                                --                          --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              15,487                    (296,235)
                                        ---------                 -----------
  Net gain (loss) on
   investments                             16,076                    (288,213)
                                        ---------                 -----------
  Net increase (decrease) in
   net assets resulting from
   operations                             $17,091                   $(256,603)
                                        =========                 ===========

(1)  Funded as of June 28, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                ALLIANCEBERNSTEIN VPS   ALLIANCEBERNSTEIN VPS                          ALLIANCEBERNSTEIN VPS
                                    INTERNATIONAL           SMALL/MID-CAP      ALLIANCEBERNSTEIN VPS       INTERNATIONAL
                                   VALUE PORTFOLIO         VALUE PORTFOLIO        VALUE PORTFOLIO        GROWTH PORTFOLIO
                                     SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $320,452                 $4,066                $2,510                  $34,853
                                    -------------            -----------             ---------              -----------
EXPENSES:
 Administrative charges                        --                     --                    --                       --
 Mortality and expense risk
  charges                                (126,623)               (26,490)               (3,254)                 (22,151)
                                    -------------            -----------             ---------              -----------
  Total expenses                         (126,623)               (26,490)               (3,254)                 (22,151)
                                    -------------            -----------             ---------              -----------
  Net investment income
   (loss)                                 193,829                (22,424)                 (744)                  12,702
                                    -------------            -----------             ---------              -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    11,349                 31,331                  (167)                   8,124
 Net realized gain on
  distributions                                --                     --                    --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (1,925,960)              (184,393)              (11,488)                (261,363)
                                    -------------            -----------             ---------              -----------
  Net gain (loss) on
   investments                         (1,914,611)              (153,062)              (11,655)                (253,239)
                                    -------------            -----------             ---------              -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(1,720,782)             $(175,486)             $(12,399)               $(240,537)
                                    =============            ===========             =========              ===========

                               INVESCO V.I.             INVESCO V.I.        INVESCO V.I.
                                BASIC VALUE                CAPITAL              CORE
                                   FUND               APPRECIATION FUND      EQUITY FUND
                                SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $281,426                  $25,716            $669,019
                               -------------            -------------       -------------
EXPENSES:
 Administrative charges              (49,048)                 (25,328)           (121,340)
 Mortality and expense risk
  charges                           (572,369)                (340,576)         (1,238,812)
                               -------------            -------------       -------------
  Total expenses                    (621,417)                (365,904)         (1,360,152)
                               -------------            -------------       -------------
  Net investment income
   (loss)                           (339,991)                (340,188)           (691,133)
                               -------------            -------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions           (1,761,838)                  16,052           1,861,999
 Net realized gain on
  distributions                           --                       --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        578,939               (1,417,082)         (2,050,781)
                               -------------            -------------       -------------
  Net gain (loss) on
   investments                    (1,182,899)              (1,401,030)           (188,782)
                               -------------            -------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                    $(1,522,890)             $(1,741,218)          $(879,915)
                               =============            =============       =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                               INVESCO V.I.            INVESCO V.I.
                                                GOVERNMENT                 HIGH
                                              SECURITIES FUND           YIELD FUND
                                                SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $10,492,683              $103,433
                                               -------------            ----------
EXPENSES:
 Administrative charges                             (417,339)               (2,501)
 Mortality and expense risk charges               (4,734,209)              (25,999)
                                               -------------            ----------
  Total expenses                                  (5,151,548)              (28,500)
                                               -------------            ----------
  Net investment income (loss)                     5,341,135                74,933
                                               -------------            ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                      (220,866)               (9,775)
 Net realized gain on distributions                       --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        11,610,910               (69,894)
                                               -------------            ----------
  Net gain (loss) on investments                  11,390,044               (79,669)
                                               -------------            ----------
  Net increase (decrease) in net assets
   resulting from operations                     $16,731,179               $(4,736)
                                               =============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                             INVESCO V.I.             INVESCO V.I.        INVESCO V.I.            INVESCO V.I.
                                             INTERNATIONAL            MID CAP CORE          SMALL CAP                CAPITAL
                                              GROWTH FUND              EQUITY FUND         EQUITY FUND          DEVELOPMENT FUND
                                            SUB-ACCOUNT (2)            SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $1,078,534                 $207,535                $ --                   $ --
                                             -------------            -------------       -------------            -----------
EXPENSES:
 Administrative charges                            (88,436)                (108,178)                (29)                    --
 Mortality and expense risk charges             (1,121,623)              (1,282,140)           (828,800)               (88,367)
                                             -------------            -------------       -------------            -----------
  Total expenses                                (1,210,059)              (1,390,318)           (828,829)               (88,367)
                                             -------------            -------------       -------------            -----------
  Net investment income (loss)                    (131,525)              (1,182,783)           (828,829)               (88,367)
                                             -------------            -------------       -------------            -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    (998,585)               1,102,423             846,582               (153,181)
 Net realized gain on distributions                     --                       --                  --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (4,563,081)              (5,344,293)         (1,049,193)              (433,902)
                                             -------------            -------------       -------------            -----------
  Net gain (loss) on investments                (5,561,666)              (4,241,870)           (202,611)              (587,083)
                                             -------------            -------------       -------------            -----------
  Net increase (decrease) in net
   assets resulting from operations            $(5,693,191)             $(5,424,653)        $(1,031,440)             $(675,450)
                                             =============            =============       =============            ===========

                                             INVESCO V.I.
                                            BALANCED RISK            INVESCO V.I.         AMERICAN CENTURY VP
                                              ALLOCATION               DIVIDEND                 MID CAP
                                                 FUND                GROWTH FUND              VALUE FUND
                                          SUB-ACCOUNT (3)(4)      SUB-ACCOUNT (3)(5)        SUB-ACCOUNT (6)
--------------------------------------  -----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $51,141                  $112                     $83
                                              ----------                ------                   -----
EXPENSES:
 Administrative charges                               --                    (4)                     --
 Mortality and expense risk charges              (32,633)                  (95)                    (18)
                                              ----------                ------                   -----
  Total expenses                                 (32,633)                  (99)                    (18)
                                              ----------                ------                   -----
  Net investment income (loss)                    18,508                    13                      65
                                              ----------                ------                   -----
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (84,718)                 (708)                     (5)
 Net realized gain on distributions              187,141                    --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        (7,916)                  596                     586
                                              ----------                ------                   -----
  Net gain (loss) on investments                  94,507                  (112)                    581
                                              ----------                ------                   -----
  Net increase (decrease) in net
   assets resulting from operations             $113,015                  $(99)                   $646
                                              ==========                ======                   =====

(2) Effective April 29, 2011 Invesco Van Kampen V.I. International Growth Equity Fund merged with Invesco V.I. International Growth Fund.

(3)  Funded as of April 29, 2011.

(4) Effective April 29, 2011 Invesco V.I. Global Multi-Asset Fund merged with Invesco V.I. Balanced Risk Allocation Fund.

(5) Effective April 29, 2011 Invesco V.I. Select Dimensions Dividend Growth Portfolio merged with Invesco V.I. Dividend Growth Fund.

(6)  Funded as of July 22, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                          AMERICAN FUNDS
                                   AMERICAN FUNDS             GLOBAL
                                       GLOBAL               GROWTH AND
                                      BOND FUND             INCOME FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $2,398,760             $2,574,879
                                     -----------            -----------
EXPENSES:
 Administrative charges                       --                     --
 Mortality and expense risk
  charges                             (1,568,903)            (1,754,115)
                                     -----------            -----------
  Total expenses                      (1,568,903)            (1,754,115)
                                     -----------            -----------
  Net investment income (loss)           829,857                820,764
                                     -----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  464,358             (3,103,267)
 Net realized gain on
  distributions                          464,806                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            435,991             (4,397,884)
                                     -----------            -----------
  Net gain (loss) on
   investments                         1,365,155             (7,501,151)
                                     -----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $2,195,012            $(6,680,387)
                                     ===========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                      AMERICAN FUNDS
                                 AMERICAN FUNDS          BLUE CHIP                              AMERICAN FUNDS
                                      ASSET             INCOME AND         AMERICAN FUNDS           GLOBAL
                                 ALLOCATION FUND        GROWTH FUND           BOND FUND           GROWTH FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $5,123,911           $2,065,803           $8,251,292           $1,138,516
                                   -----------          -----------          -----------          -----------
EXPENSES:
 Administrative charges               (488,275)            (183,543)            (486,205)            (154,584)
 Mortality and expense risk
  charges                           (4,711,913)          (2,099,830)          (4,618,177)          (1,472,309)
                                   -----------          -----------          -----------          -----------
  Total expenses                    (5,200,188)          (2,283,373)          (5,104,382)          (1,626,893)
                                   -----------          -----------          -----------          -----------
  Net investment income
   (loss)                              (76,277)            (217,570)           3,146,910             (488,377)
                                   -----------          -----------          -----------          -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions              3,955,062             (637,077)          (1,209,467)           1,867,745
 Net realized gain on
  distributions                             --                   --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (4,878,924)          (2,385,353)          10,061,982          (10,730,586)
                                   -----------          -----------          -----------          -----------
  Net gain (loss) on
   investments                        (923,862)          (3,022,430)           8,852,515           (8,862,841)
                                   -----------          -----------          -----------          -----------
  Net increase (decrease) in
   net assets resulting from
   operations                      $(1,000,139)         $(3,240,000)         $11,999,425          $(9,351,218)
                                   ===========          ===========          ===========          ===========


                                  AMERICAN FUNDS        AMERICAN FUNDS        AMERICAN FUNDS
                                   GROWTH FUND        GROWTH-INCOME FUND    INTERNATIONAL FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $4,508,050            $9,856,170            $3,438,723
                                   ------------          ------------          ------------
EXPENSES:
 Administrative charges              (1,299,381)           (1,135,797)             (345,236)
 Mortality and expense risk
  charges                           (12,416,188)          (10,807,793)           (3,302,706)
                                   ------------          ------------          ------------
  Total expenses                    (13,715,569)          (11,943,590)           (3,647,942)
                                   ------------          ------------          ------------
  Net investment income
   (loss)                            (9,207,519)           (2,087,420)             (209,219)
                                   ------------          ------------          ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (999,646)           (7,332,087)           (1,879,646)
 Net realized gain on
  distributions                              --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (30,497,439)          (13,047,311)          (29,374,026)
                                   ------------          ------------          ------------
  Net gain (loss) on
   investments                      (31,497,085)          (20,379,398)          (31,253,672)
                                   ------------          ------------          ------------
  Net increase (decrease) in
   net assets resulting from
   operations                      $(40,704,604)         $(22,466,818)         $(31,462,891)
                                   ============          ============          ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                               AMERICAN FUNDS
                                     AMERICAN FUNDS             GLOBAL SMALL
                                     NEW WORLD FUND         CAPITALIZATION FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $1,543,617                $1,082,502
                                     --------------            --------------
EXPENSES:
 Administrative charges                    (165,768)                 (135,948)
 Mortality and expense risk
  charges                                (1,602,080)               (1,320,272)
                                     --------------            --------------
  Total expenses                         (1,767,848)               (1,456,220)
                                     --------------            --------------
  Net investment income (loss)             (224,231)                 (373,718)
                                     --------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     973,623                  (705,306)
 Net realized gain on
  distributions                                  --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (16,353,594)              (15,960,813)
                                     --------------            --------------
  Net gain (loss) on
   investments                          (15,379,971)              (16,666,119)
                                     --------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(15,604,202)             $(17,039,837)
                                     ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       STERLING               STERLING             STERLING              STERLING
                                  CAPITAL STRATEGIC        CAPITAL SELECT       CAPITAL SPECIAL        CAPITAL TOTAL
                                ALLOCATION EQUITY VIF        EQUITY VIF        OPPORTUNITIES VIF      RETURN BOND VIF
                                   SUB-ACCOUNT (7)        SUB-ACCOUNT (8)       SUB-ACCOUNT (9)      SUB-ACCOUNT (10)
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $31                    $26                    $ --              $36,951
                                        ------                 ------             -----------            ---------
EXPENSES:
 Administrative charges                     --                     --                      --                   --
 Mortality and expense risk
  charges                                  (73)                   (34)                (35,275)             (16,659)
                                        ------                 ------             -----------            ---------
  Total expenses                           (73)                   (34)                (35,275)             (16,659)
                                        ------                 ------             -----------            ---------
  Net investment income
   (loss)                                  (42)                    (8)                (35,275)              20,292
                                        ------                 ------             -----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     80                     51                  25,041                 (217)
 Net realized gain on
  distributions                             --                     --                  81,911               35,711
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (351)                  (153)               (185,422)             (11,864)
                                        ------                 ------             -----------            ---------
  Net gain (loss) on
   investments                            (271)                  (102)                (78,470)              23,630
                                        ------                 ------             -----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                            $(313)                 $(110)              $(113,745)             $43,922
                                        ======                 ======             ===========            =========

                                 COLUMBIA VARIABLE        WELLS FARGO
                                   PORTFOLIO --          ADVANTAGE VT         FIDELITY VIP
                                   SMALL COMPANY             OMEGA               GROWTH
                                    GROWTH FUND           GROWTH FUND           PORTFOLIO
                                 SUB-ACCOUNT (11)         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --                 $ --               $1,340
                                    -----------            ---------            ---------
EXPENSES:
 Administrative charges                      --               (1,159)                  --
 Mortality and expense risk
  charges                              (157,869)              (9,704)             (16,044)
                                    -----------            ---------            ---------
  Total expenses                       (157,869)             (10,863)             (16,044)
                                    -----------            ---------            ---------
  Net investment income
   (loss)                              (157,869)             (10,863)             (14,704)
                                    -----------            ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (155,359)              (2,587)               7,747
 Net realized gain on
  distributions                              --                5,631                3,044
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (166,610)             (53,252)             (36,532)
                                    -----------            ---------            ---------
  Net gain (loss) on
   investments                         (321,969)             (50,208)             (25,741)
                                    -----------            ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(479,838)            $(61,071)            $(40,445)
                                    ===========            =========            =========

(7)  Formerly BB&T Capital Manager Equity VIF. Change effective February 1,
     2011.

(8)  Formerly BB&T Select Equity VIF. Change effective February 1, 2011.

(9) Formerly BB&T Special Opportunities Equity VIF. Change effective February 1, 2011.

(10) Formerly BB&T Total Return Bond VIF. Change effective February 1, 2011.

(11) Formerly Columbia Small Company Growth VS Fund. Change effective May 2,
     2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                FIDELITY VIP        FIDELITY VIP
                                CONTRAFUND(R)         MID CAP
                                  PORTFOLIO          PORTFOLIO
                                 SUB-ACCOUNT        SUB-ACCOUNT
---------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $178,050             $3,819
                                 -----------        -----------
EXPENSES:
 Administrative charges                   --                 --
 Mortality and expense risk
  charges                           (385,334)          (283,482)
                                 -----------        -----------
  Total expenses                    (385,334)          (283,482)
                                 -----------        -----------
  Net investment income (loss)      (207,284)          (279,663)
                                 -----------        -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions              124,029            253,646
 Net realized gain on
  distributions                           --             30,004
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (967,339)        (2,163,136)
                                 -----------        -----------
  Net gain (loss) on
   investments                      (843,310)        (1,879,486)
                                 -----------        -----------
  Net increase (decrease) in
   net assets resulting from
   operations                    $(1,050,594)       $(2,159,149)
                                 ===========        ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                       FIDELITY VIP                               FRANKLIN
                                  FIDELITY VIP       DYNAMIC CAPITAL       FIDELITY VIP            RISING
                                VALUE STRATEGIES       APPRECIATION      STRATEGIC INCOME         DIVIDENDS
                                    PORTFOLIO           PORTFOLIO           PORTFOLIO          SECURITIES FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $11,412                $ --             $1,050              $4,506,360
                                    ---------            --------             ------             -----------
EXPENSES:
 Administrative charges                    --                  --                 --                (439,728)
 Mortality and expense risk
  charges                             (21,300)             (3,636)               (76)             (4,689,553)
                                    ---------            --------             ------             -----------
  Total expenses                      (21,300)             (3,636)               (76)             (5,129,281)
                                    ---------            --------             ------             -----------
  Net investment income
   (loss)                              (9,888)             (3,636)               974                (622,921)
                                    ---------            --------             ------             -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 2,063              12,724                  5                   7,164
 Net realized gain on
  distributions                            --                  --                497                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (149,608)            (24,061)              (861)             12,966,134
                                    ---------            --------             ------             -----------
  Net gain (loss) on
   investments                       (147,545)            (11,337)              (359)             12,973,298
                                    ---------            --------             ------             -----------
  Net increase (decrease) in
   net assets resulting from
   operations                       $(157,433)           $(14,973)              $615             $12,350,377
                                    =========            ========             ======             ===========

                                                            FRANKLIN              FRANKLIN
                                     FRANKLIN               LARGE CAP              GLOBAL
                                      INCOME                 GROWTH             REAL ESTATE
                                  SECURITIES FUND        SECURITIES FUND      SECURITIES FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $54,973,541               $327,859            $101,086
                                    -----------            -----------            --------
EXPENSES:
 Administrative charges              (1,400,411)               (76,540)             (2,059)
 Mortality and expense risk
  charges                           (15,003,699)              (827,289)            (18,461)
                                    -----------            -----------            --------
  Total expenses                    (16,404,110)              (903,829)            (20,520)
                                    -----------            -----------            --------
  Net investment income
   (loss)                            38,569,431               (575,970)             80,566
                                    -----------            -----------            --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions             (12,111,090)                 2,401             (51,508)
 Net realized gain on
  distributions                              --                     --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (19,047,999)            (1,059,162)           (118,027)
                                    -----------            -----------            --------
  Net gain (loss) on
   investments                      (31,159,089)            (1,056,761)           (169,535)
                                    -----------            -----------            --------
  Net increase (decrease) in
   net assets resulting from
   operations                        $7,410,342            $(1,632,731)           $(88,969)
                                    ===========            ===========            ========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                       FRANKLIN                 FRANKLIN
                                     SMALL-MID CAP              SMALL CAP
                                        GROWTH                    VALUE
                                    SECURITIES FUND          SECURITIES FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $ --                 $114,927
                                     -------------            -------------
EXPENSES:
 Administrative charges                   (152,352)                      --
 Mortality and expense risk
  charges                               (1,556,803)                (305,076)
                                     -------------            -------------
  Total expenses                        (1,709,155)                (305,076)
                                     -------------            -------------
  Net investment income (loss)          (1,709,155)                (190,149)
                                     -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  2,238,172                  303,628
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (6,349,570)              (1,119,537)
                                     -------------            -------------
  Net gain (loss) on
   investments                          (4,111,398)                (815,909)
                                     -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(5,820,553)             $(1,006,058)
                                     =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       FRANKLIN                                   TEMPLETON
                                      STRATEGIC                                   DEVELOPING            TEMPLETON
                                        INCOME            MUTUAL SHARES            MARKETS               FOREIGN
                                   SECURITIES FUND       SECURITIES FUND       SECURITIES FUND       SECURITIES FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $17,222,138           $10,171,850              $854,604            $2,785,608
                                     ------------          ------------          ------------          ------------
EXPENSES:
 Administrative charges                  (418,346)             (719,369)             (107,487)             (270,263)
 Mortality and expense risk
  charges                              (4,545,494)           (7,034,821)           (1,222,880)           (2,660,479)
                                     ------------          ------------          ------------          ------------
  Total expenses                       (4,963,840)           (7,754,190)           (1,330,367)           (2,930,742)
                                     ------------          ------------          ------------          ------------
  Net investment income (loss)         12,258,298             2,417,660              (475,763)             (145,134)
                                     ------------          ------------          ------------          ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 2,255,145            (8,728,325)              885,609              (982,795)
 Net realized gain on
  distributions                                --                    --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                     (11,659,183)           (5,091,935)          (13,379,910)          (17,388,890)
                                     ------------          ------------          ------------          ------------
  Net gain (loss) on
   investments                         (9,404,038)          (13,820,260)          (12,494,301)          (18,371,685)
                                     ------------          ------------          ------------          ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $2,854,260          $(11,402,600)         $(12,970,064)         $(18,516,819)
                                     ============          ============          ============          ============

                                                                                 FRANKLIN
                                      TEMPLETON              MUTUAL              FLEX CAP
                                        GROWTH          GLOBAL DISCOVERY          GROWTH
                                   SECURITIES FUND       SECURITIES FUND      SECURITIES FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $3,922,383           $3,116,299                 $ --
                                     ------------          -----------          -----------
EXPENSES:
 Administrative charges                  (472,958)            (198,953)             (34,813)
 Mortality and expense risk
  charges                              (4,569,841)          (2,311,914)            (358,873)
                                     ------------          -----------          -----------
  Total expenses                       (5,042,799)          (2,510,867)            (393,686)
                                     ------------          -----------          -----------
  Net investment income (loss)         (1,120,416)             605,432             (393,686)
                                     ------------          -----------          -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               (14,790,669)            (490,685)             369,724
 Net realized gain on
  distributions                                --            2,939,785                   --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                      (7,063,973)          (9,408,688)          (1,302,302)
                                     ------------          -----------          -----------
  Net gain (loss) on
   investments                        (21,854,642)          (6,959,588)            (932,578)
                                     ------------          -----------          -----------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(22,975,058)         $(6,354,156)         $(1,326,264)
                                     ============          ===========          ===========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      FRANKLIN
                                      LARGE CAP               TEMPLETON
                                        VALUE                GLOBAL BOND
                                   SECURITIES FUND         SECURITIES FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $109,824               $1,115,152
                                     -----------            -------------
EXPENSES:
 Administrative charges                  (15,453)                      --
 Mortality and expense risk
  charges                               (142,186)                (331,364)
                                     -----------            -------------
  Total expenses                        (157,639)                (331,364)
                                     -----------            -------------
  Net investment income (loss)           (47,815)                 783,788
                                     -----------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   88,250                  (24,575)
 Net realized gain on
  distributions                               --                  132,044
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (683,984)              (1,532,738)
                                     -----------            -------------
  Net gain (loss) on
   investments                          (595,734)              (1,425,269)
                                     -----------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(643,549)               $(641,481)
                                     ===========            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                        HARTFORD             HARTFORD            HARTFORD
                                     HARTFORD             TOTAL              CAPITAL             DIVIDEND
                                     ADVISERS          RETURN BOND         APPRECIATION         AND GROWTH
                                     HLS FUND           HLS FUND             HLS FUND            HLS FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $235,841            $376,252           $1,155,714          $2,172,629
                                    -----------       -------------       --------------       -------------
EXPENSES:
 Administrative charges                 (23,682)            (76,582)             (50,545)            (38,832)
 Mortality and expense risk
  charges                              (294,755)         (2,773,105)          (2,413,902)         (1,697,273)
                                    -----------       -------------       --------------       -------------
  Total expenses                       (318,437)         (2,849,687)          (2,464,447)         (1,736,105)
                                    -----------       -------------       --------------       -------------
  Net investment income
   (loss)                               (82,596)         (2,473,435)          (1,308,733)            436,524
                                    -----------       -------------       --------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (353,602)            350,705              821,014             902,334
 Net realized gain on
  distributions                              --                  --                   --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           393,148          10,850,571          (19,706,869)         (1,792,060)
                                    -----------       -------------       --------------       -------------
  Net gain (loss) on
   investments                           39,546          11,201,276          (18,885,855)           (889,726)
                                    -----------       -------------       --------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(43,050)         $8,727,841         $(20,194,588)          $(453,202)
                                    ===========       =============       ==============       =============


                                         HARTFORD              HARTFORD               HARTFORD
                                      GLOBAL RESEARCH         HEALTHCARE            GLOBAL GROWTH
                                         HLS FUND              HLS FUND               HLS FUND
                                        SUB-ACCOUNT        SUB-ACCOUNT (12)          SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $60                  $ --                     $68
                                         ---------             ---------             -----------
EXPENSES:
 Administrative charges                         --                  (438)                   (835)
 Mortality and expense risk
  charges                                   (7,404)               (3,689)                 (9,991)
                                         ---------             ---------             -----------
  Total expenses                            (7,404)               (4,127)                (10,826)
                                         ---------             ---------             -----------
  Net investment income
   (loss)                                   (7,344)               (4,127)                (10,758)
                                         ---------             ---------             -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                      7,341                 7,563                 (88,045)
 Net realized gain on
  distributions                                 --                    --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              (45,150)               18,808                  (9,002)
                                         ---------             ---------             -----------
  Net gain (loss) on
   investments                             (37,809)               26,371                 (97,047)
                                         ---------             ---------             -----------
  Net increase (decrease) in
   net assets resulting from
   operations                             $(45,153)              $22,244               $(107,805)
                                         =========             =========             ===========

(12) Formerly Hartford Global Health HLS Fund. Change effective August 5, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     HARTFORD
                                    DISCIPLINED           HARTFORD
                                      EQUITY               GROWTH
                                     HLS FUND             HLS FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $148,710               $1,755
                                    -----------          -----------
EXPENSES:
 Administrative charges                    (501)                 (58)
 Mortality and expense risk
  charges                              (184,742)             (15,870)
                                    -----------          -----------
  Total expenses                       (185,243)             (15,928)
                                    -----------          -----------
  Net investment income (loss)          (36,533)             (14,173)
                                    -----------          -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 122,554               22,772
 Net realized gain on
  distributions                              --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (131,272)            (125,680)
                                    -----------          -----------
  Net gain (loss) on
   investments                           (8,718)            (102,908)
                                    -----------          -----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(45,251)           $(117,081)
                                    ===========          ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     HARTFORD                                                       HARTFORD
                                      GROWTH               HARTFORD            HARTFORD           INTERNATIONAL
                                   OPPORTUNITIES          HIGH YIELD             INDEX            OPPORTUNITIES
                                     HLS FUND              HLS FUND            HLS FUND             HLS FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $ --             $695,935             $7,335                 $3,952
                                   -------------          -----------          ---------          -------------
EXPENSES:
 Administrative charges                      (31)                (232)              (497)                (7,509)
 Mortality and expense risk
  charges                               (464,278)            (120,264)            (4,454)              (146,013)
                                   -------------          -----------          ---------          -------------
  Total expenses                        (464,309)            (120,496)            (4,951)              (153,522)
                                   -------------          -----------          ---------          -------------
  Net investment income
   (loss)                               (464,309)             575,439              2,384               (149,570)
                                   -------------          -----------          ---------          -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  571,279               38,223            (51,599)               111,256
 Net realized gain on
  distributions                               --                   --                 --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (3,184,910)            (423,245)            67,290             (1,361,993)
                                   -------------          -----------          ---------          -------------
  Net gain (loss) on
   investments                        (2,613,631)            (385,022)            15,691             (1,250,737)
                                   -------------          -----------          ---------          -------------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(3,077,940)            $190,417            $18,075            $(1,400,307)
                                   =============          ===========          =========          =============

                                    HARTFORD
                                  SMALL/MID CAP          HARTFORD            HARTFORD
                                     EQUITY               MIDCAP           MIDCAP VALUE
                                    HLS FUND             HLS FUND            HLS FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --               $2,619                $32
                                   -----------          -----------          ---------
EXPENSES:
 Administrative charges                     --               (2,373)                --
 Mortality and expense risk
  charges                              (44,206)             (19,942)            (6,383)
                                   -----------          -----------          ---------
  Total expenses                       (44,206)             (22,315)            (6,383)
                                   -----------          -----------          ---------
  Net investment income
   (loss)                              (44,206)             (19,696)            (6,351)
                                   -----------          -----------          ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 35,873               39,081             16,346
 Net realized gain on
  distributions                        194,577                   --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (284,876)            (150,826)           (42,073)
                                   -----------          -----------          ---------
  Net gain (loss) on
   investments                         (54,426)            (111,745)           (25,727)
                                   -----------          -----------          ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(98,632)           $(131,441)          $(32,078)
                                   ===========          ===========          =========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------


                                       HARTFORD                HARTFORD
                                     MONEY MARKET            SMALL COMPANY
                                       HLS FUND                HLS FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $ --                   $ --
                                     -------------            -----------
EXPENSES:
 Administrative charges                   (412,547)                (5,529)
 Mortality and expense risk
  charges                               (4,384,626)               (91,117)
                                     -------------            -----------
  Total expenses                        (4,797,173)               (96,646)
                                     -------------            -----------
  Net investment income (loss)          (4,797,173)               (96,646)
                                     -------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                         --                 80,581
 Net realized gain on
  distributions                                 --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                   --               (253,973)
                                     -------------            -----------
  Net gain (loss) on
   investments                                  --               (173,392)
                                     -------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(4,797,173)             $(270,038)
                                     =============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                   HARTFORD
                                     HARTFORD               HARTFORD            U.S. GOVERNMENT          HARTFORD
                                  SMALLCAP GROWTH             STOCK               SECURITIES               VALUE
                                     HLS FUND               HLS FUND               HLS FUND              HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --               $121,018               $195,447              $23,907
                                    -----------            -----------            -----------            ---------
EXPENSES:
 Administrative charges                     (70)               (18,989)                (1,118)                  --
 Mortality and expense risk
  charges                               (25,102)              (206,099)              (135,266)             (20,954)
                                    -----------            -----------            -----------            ---------
  Total expenses                        (25,172)              (225,088)              (136,384)             (20,954)
                                    -----------            -----------            -----------            ---------
  Net investment income
   (loss)                               (25,172)              (104,070)                59,063                2,953
                                    -----------            -----------            -----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  20,323               (484,761)               (98,731)              15,480
 Net realized gain on
  distributions                              --                     --                     --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (105,779)               250,772                260,629              (61,754)
                                    -----------            -----------            -----------            ---------
  Net gain (loss) on
   investments                          (85,456)              (233,989)               161,898              (46,274)
                                    -----------            -----------            -----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(110,628)             $(338,059)              $220,961             $(43,321)
                                    ===========            ===========            ===========            =========

                                                         AMERICAN FUNDS
                                                            BLUE CHIP
                                  AMERICAN FUNDS           INCOME AND            AMERICAN FUNDS
                                 ASSET ALLOCATION            GROWTH                   BOND
                                     HLS FUND               HLS FUND                HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $180,644                 $1,461                $927,071
                                    -----------            -----------            ------------
EXPENSES:
 Administrative charges                      --                     --                      --
 Mortality and expense risk
  charges                              (220,433)              (102,234)               (537,046)
                                    -----------            -----------            ------------
  Total expenses                       (220,433)              (102,234)               (537,046)
                                    -----------            -----------            ------------
  Net investment income
   (loss)                               (39,789)              (100,773)                390,025
                                    -----------            -----------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  82,620                 16,401                  99,790
 Net realized gain on
  distributions                             995                     --                  10,315
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (140,563)               (99,020)                948,528
                                    -----------            -----------            ------------
  Net gain (loss) on
   investments                          (56,948)               (82,619)              1,058,633
                                    -----------            -----------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(96,737)             $(183,392)             $1,448,658
                                    ===========            ===========            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                          AMERICAN FUNDS
                                   AMERICAN FUNDS          GLOBAL GROWTH
                                    GLOBAL BOND             AND INCOME
                                      HLS FUND               HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $100,165                 $306,653
                                     ----------            -------------
EXPENSES:
 Administrative charges                      --                       --
 Mortality and expense risk
  charges                               (77,801)                (228,327)
                                     ----------            -------------
  Total expenses                        (77,801)                (228,327)
                                     ----------            -------------
  Net investment income (loss)           22,364                   78,326
                                     ----------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  24,527                  284,693
 Net realized gain on
  distributions                          32,912                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            39,487               (1,320,251)
                                     ----------            -------------
  Net gain (loss) on
   investments                           96,926               (1,035,558)
                                     ----------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $119,290                $(957,232)
                                     ==========            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          AMERICAN FUNDS
                                  AMERICAN FUNDS           GLOBAL SMALL            AMERICAN FUNDS           AMERICAN FUNDS
                                   GLOBAL GROWTH          CAPITALIZATION               GROWTH                GROWTH-INCOME
                                     HLS FUND                HLS FUND                 HLS FUND                 HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $43,703                 $132,744                   $1,615                     $348
                                    -----------            -------------            -------------            -------------
EXPENSES:
 Administrative charges                      --                       --                       --                       --
 Mortality and expense risk
  charges                               (65,865)                (164,113)                (889,970)                (488,217)
                                    -----------            -------------            -------------            -------------
  Total expenses                        (65,865)                (164,113)                (889,970)                (488,217)
                                    -----------            -------------            -------------            -------------
  Net investment income
   (loss)                               (22,162)                 (31,369)                (888,355)                (487,869)
                                    -----------            -------------            -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 110,022                  111,971                  797,104                  244,017
 Net realized gain on
  distributions                              --                   55,196                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (522,744)              (2,305,763)              (3,191,048)                (917,323)
                                    -----------            -------------            -------------            -------------
  Net gain (loss) on
   investments                         (412,722)              (2,138,596)              (2,393,944)                (673,306)
                                    -----------            -------------            -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(434,884)             $(2,169,965)             $(3,282,299)             $(1,161,175)
                                    ===========            =============            =============            =============

                                                                                       HARTFORD
                                   AMERICAN FUNDS           AMERICAN FUNDS             PORTFOLIO
                                    INTERNATIONAL              NEW WORLD              DIVERSIFIER
                                      HLS FUND                 HLS FUND                HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT          SUB-ACCOUNT (13)
-----------------------------  -----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $621,277                 $126,393                $23,776
                                    -------------            -------------            -----------
EXPENSES:
 Administrative charges                        --                       --                     --
 Mortality and expense risk
  charges                                (566,863)                (170,036)                (9,316)
                                    -------------            -------------            -----------
  Total expenses                         (566,863)                (170,036)                (9,316)
                                    -------------            -------------            -----------
  Net investment income
   (loss)                                  54,414                  (43,643)                14,460
                                    -------------            -------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    80,816                  182,817                   (437)
 Net realized gain on
  distributions                                --                       --                 12,929
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (6,056,853)              (1,753,205)              (140,613)
                                    -------------            -------------            -----------
  Net gain (loss) on
   investments                         (5,976,037)              (1,570,388)              (128,121)
                                    -------------            -------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(5,921,623)             $(1,614,031)             $(113,661)
                                    =============            =============            ===========

(13) Funded as of June 22, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                   HUNTINGTON VA          HUNTINGTON VA
                                       INCOME               DIVIDEND
                                    EQUITY FUND           CAPTURE FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $73,296               $242,796
                                     ----------            -----------
EXPENSES:
 Administrative charges                  (3,905)               (12,192)
 Mortality and expense risk
  charges                               (37,670)              (104,108)
                                     ----------            -----------
  Total expenses                        (41,575)              (116,300)
                                     ----------            -----------
  Net investment income (loss)           31,721                126,496
                                     ----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    (623)              (117,761)
 Net realized gain on
  distributions                              --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           123,050                338,448
                                     ----------            -----------
  Net gain (loss) on
   investments                          122,427                220,687
                                     ----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $154,148               $347,183
                                     ==========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          HUNTINGTON VA          HUNTINGTON VA         HUNTINGTON VA
                                   HUNTINGTON VA            MID CORP                  NEW                 ROTATING
                                    GROWTH FUND           AMERICA FUND           ECONOMY FUND           MARKETS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $4,405                $18,317                   $ --                $4,637
                                    -----------            -----------            -----------            ----------
EXPENSES:
 Administrative charges                  (3,668)                (7,575)                (6,073)               (2,783)
 Mortality and expense risk
  charges                               (34,390)               (66,524)               (54,264)              (23,278)
                                    -----------            -----------            -----------            ----------
  Total expenses                        (38,058)               (74,099)               (60,337)              (26,061)
                                    -----------            -----------            -----------            ----------
  Net investment income
   (loss)                               (33,653)               (55,782)               (60,337)              (21,424)
                                    -----------            -----------            -----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   7,575                 80,605               (156,961)              (26,813)
 Net realized gain on
  distributions                              --                     --                     --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (80,806)              (191,251)              (304,154)              118,741
                                    -----------            -----------            -----------            ----------
  Net gain (loss) on
   investments                          (73,231)              (110,646)              (461,115)               91,928
                                    -----------            -----------            -----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(106,884)             $(166,428)             $(521,452)              $70,504
                                    ===========            ===========            ===========            ==========

                                   HUNTINGTON VA                              HUNTINGTON VA
                                   INTERNATIONAL         HUNTINGTON VA           MORTGAGE
                                    EQUITY FUND         MACRO 100 FUND       SECURITIES FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $51,725               $7,281               $61,821
                                    -----------            ---------            ----------
EXPENSES:
 Administrative charges                      --               (1,254)                   --
 Mortality and expense risk
  charges                               (73,943)             (18,124)              (47,986)
                                    -----------            ---------            ----------
  Total expenses                        (73,943)             (19,378)              (47,986)
                                    -----------            ---------            ----------
  Net investment income
   (loss)                               (22,218)             (12,097)               13,835
                                    -----------            ---------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   2,835              (34,060)               19,517
 Net realized gain on
  distributions                              --                   --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (595,499)              12,562                86,664
                                    -----------            ---------            ----------
  Net gain (loss) on
   investments                         (592,664)             (21,498)              106,181
                                    -----------            ---------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(614,882)            $(33,595)             $120,016
                                    ===========            =========            ==========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                        LORD ABBETT
                                   HUNTINGTON VA        FUNDAMENTAL
                                    SITUS FUND          EQUITY FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $1,271             $1,561
                                    -----------          ---------
EXPENSES:
 Administrative charges                  (3,851)                --
 Mortality and expense risk
  charges                               (96,896)            (1,675)
                                    -----------          ---------
  Total expenses                       (100,747)            (1,675)
                                    -----------          ---------
  Net investment income (loss)          (99,476)              (114)
                                    -----------          ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 124,392              2,678
 Net realized gain on
  distributions                              --             25,365
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (143,908)             8,475
                                    -----------          ---------
  Net gain (loss) on
   investments                          (19,516)            36,518
                                    -----------          ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(118,992)           $36,404
                                    ===========          =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                           LORD ABBETT
                                  LORD ABBETT         LORD ABBETT          GROWTH AND
                               CAPITAL STRUCTURE    BOND DEBENTURE           INCOME             MFS(R) CORE
                                     FUND                FUND                 FUND             EQUITY SERIES
                                  SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $70,433             $776,716              $20,693              $62,604
                                   ---------          -----------          -----------          -----------
EXPENSES:
 Administrative charges                   --                   --                   --              (10,731)
 Mortality and expense risk
  charges                            (37,887)            (227,078)             (44,767)            (110,188)
                                   ---------          -----------          -----------          -----------
  Total expenses                     (37,887)            (227,078)             (44,767)            (120,919)
                                   ---------          -----------          -----------          -----------
  Net investment income
   (loss)                             32,546              549,638              (24,074)             (58,315)
                                   ---------          -----------          -----------          -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                1,943               51,934               42,216             (250,183)
 Net realized gain on
  distributions                           --               96,935                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (86,859)            (335,431)            (233,567)             126,380
                                   ---------          -----------          -----------          -----------
  Net gain (loss) on
   investments                       (84,916)            (186,562)            (191,351)            (123,803)
                                   ---------          -----------          -----------          -----------
  Net increase (decrease) in
   net assets resulting from
   operations                       $(52,370)            $363,076            $(215,425)           $(182,118)
                                   =========          ===========          ===========          ===========


                                  MFS(R) GROWTH        MFS(R) GLOBAL          MFS(R) HIGH
                                     SERIES            EQUITY SERIES         INCOME SERIES
                                   SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $35,216              $58,433             $6,727,941
                                   -----------          -----------          -------------
EXPENSES:
 Administrative charges                (30,983)             (11,718)              (130,212)
 Mortality and expense risk
  charges                             (321,175)            (117,942)            (1,278,803)
                                   -----------          -----------          -------------
  Total expenses                      (352,158)            (129,660)            (1,409,015)
                                   -----------          -----------          -------------
  Net investment income
   (loss)                             (316,942)             (71,227)             5,318,926
                                   -----------          -----------          -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                526,888              204,301              1,789,105
 Net realized gain on
  distributions                             --                   --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (620,338)            (566,898)            (5,309,560)
                                   -----------          -----------          -------------
  Net gain (loss) on
   investments                         (93,450)            (362,597)            (3,520,455)
                                   -----------          -----------          -------------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(410,392)           $(433,824)            $1,798,471
                                   ===========          ===========          =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                 MFS(R) INVESTORS
                                      GROWTH          MFS(R) INVESTORS
                                   STOCK SERIES         TRUST SERIES
                                   SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $64,931             $1,060,336
                                     --------            -----------
EXPENSES:
 Administrative charges               (20,293)              (198,595)
 Mortality and expense risk
  charges                            (198,523)            (1,897,769)
                                     --------            -----------
  Total expenses                     (218,816)            (2,096,364)
                                     --------            -----------
  Net investment income (loss)       (153,885)            (1,036,028)
                                     --------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                81,479              1,120,160
 Net realized gain on
  distributions                            --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (24,719)            (4,031,044)
                                     --------            -----------
  Net gain (loss) on
   investments                         56,760             (2,910,884)
                                     --------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(97,125)           $(3,946,912)
                                     ========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  MFS(R) MID CAP           MFS(R) NEW            MFS(R) TOTAL      MFS(R) VALUE
                                   GROWTH SERIES        DISCOVERY SERIES        RETURN SERIES         SERIES
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --                   $ --            $9,674,346        $1,270,332
                                    -----------            -----------            ----------       -----------
EXPENSES:
 Administrative charges                 (42,187)              (134,219)             (619,382)         (102,300)
 Mortality and expense risk
  charges                              (421,252)            (1,296,360)           (5,981,883)       (1,459,936)
                                    -----------            -----------            ----------       -----------
  Total expenses                       (463,439)            (1,430,579)           (6,601,265)       (1,562,236)
                                    -----------            -----------            ----------       -----------
  Net investment income
   (loss)                              (463,439)            (1,430,579)            3,073,081          (291,904)
                                    -----------            -----------            ----------       -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 380,325              3,034,372            (4,127,993)          (61,366)
 Net realized gain on
  distributions                              --              9,054,836                    --           356,636
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (1,742,699)           (18,563,194)            1,110,548        (1,639,593)
                                    -----------            -----------            ----------       -----------
  Net gain (loss) on
   investments                       (1,362,374)            (6,473,986)           (3,017,445)       (1,344,323)
                                    -----------            -----------            ----------       -----------
  Net increase (decrease) in
   net assets resulting from
   operations                       $(1,825,813)           $(7,904,565)              $55,636       $(1,636,227)
                                    ===========            ===========            ==========       ===========

                                 MFS(R) RESEARCH        MFS(R) RESEARCH      MFS(R) RESEARCH
                                   BOND SERIES       INTERNATIONAL SERIES         SERIES
                                   SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $2,232,218               $441,676             $43,474
                                    ----------            -----------            --------
EXPENSES:
 Administrative charges               (121,448)               (38,372)             (8,815)
 Mortality and expense risk
  charges                           (1,329,894)              (357,240)            (84,449)
                                    ----------            -----------            --------
  Total expenses                    (1,451,342)              (395,612)            (93,264)
                                    ----------            -----------            --------
  Net investment income
   (loss)                              780,876                 46,064             (49,790)
                                    ----------            -----------            --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                435,886               (181,826)            173,681
 Net realized gain on
  distributions                        965,824                     --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        1,749,653             (2,641,415)           (222,200)
                                    ----------            -----------            --------
  Net gain (loss) on
   investments                       3,151,363             (2,823,241)            (48,519)
                                    ----------            -----------            --------
  Net increase (decrease) in
   net assets resulting from
   operations                       $3,932,239            $(2,777,177)           $(98,309)
                                    ==========            ===========            ========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      BLACKROCK                 BLACKROCK
                                        GLOBAL                    GLOBAL
                                 ALLOCATION V.I. FUND    OPPORTUNITIES V.I. FUND
                                   SUB-ACCOUNT (14)            SUB-ACCOUNT
----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $390                       $238
                                        ------                   --------
EXPENSES:
 Administrative charges                     --                        (55)
 Mortality and expense risk
  charges                                  (12)                      (546)
                                        ------                   --------
  Total expenses                           (12)                      (601)
                                        ------                   --------
  Net investment income (loss)             378                       (363)
                                        ------                   --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     --                      1,568
 Net realized gain on
  distributions                            363                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (601)                    (4,662)
                                        ------                   --------
  Net gain (loss) on
   investments                            (238)                    (3,094)
                                        ------                   --------
  Net increase (decrease) in
   net assets resulting from
   operations                             $140                    $(3,457)
                                        ======                   ========

(14) Funded as of August 5, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                                INVESCO
                                     BLACKROCK                 BLACKROCK                UIF MID CAP         VAN KAMPEN V.I.
                                     LARGE CAP                  EQUITY                    GROWTH                MID CAP
                                 GROWTH V.I. FUND         DIVIDEND V.I. FUND             PORTFOLIO            VALUE FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT (33)             SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $3,791                     $658                      $7,204               $4,759
                                     ---------                  -------                 -----------            ---------
EXPENSES:
 Administrative charges                   (697)                      --                          --                   --
 Mortality and expense risk
  charges                               (8,365)                    (121)                    (48,106)             (13,736)
                                     ---------                  -------                 -----------            ---------
  Total expenses                        (9,062)                    (121)                    (48,106)             (13,736)
                                     ---------                  -------                 -----------            ---------
  Net investment income
   (loss)                               (5,271)                     537                     (40,902)              (8,977)
                                     ---------                  -------                 -----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 15,192                      636                      54,264               39,110
 Net realized gain on
  distributions                            983                      683                       1,214                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (7,535)                   2,410                    (334,617)             (44,625)
                                     ---------                  -------                 -----------            ---------
  Net gain (loss) on
   investments                           8,640                    3,729                    (279,139)              (5,515)
                                     ---------                  -------                 -----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                           $3,369                   $4,266                   $(320,041)            $(14,492)
                                     =========                  =======                 ===========            =========

                                                        MORGAN STANLEY       MORGAN STANLEY --
                                 MORGAN STANLEY --         MULTI CAP              MID CAP
                                   FOCUS GROWTH             GROWTH                GROWTH
                                     PORTFOLIO             PORTFOLIO             PORTFOLIO
                                 SUB-ACCOUNT (16)      SUB-ACCOUNT (17)         SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --                   $ --                  $245
                                      -------              ---------             ---------
EXPENSES:
 Administrative charges                    (4)                  (399)                 (249)
 Mortality and expense risk
  charges                                 (46)                (3,432)               (1,981)
                                      -------              ---------             ---------
  Total expenses                          (50)                (3,831)               (2,230)
                                      -------              ---------             ---------
  Net investment income
   (loss)                                 (50)                (3,831)               (1,985)
                                      -------              ---------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 1,366                  7,930                   174
 Net realized gain on
  distributions                            --                     --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (937)               (21,896)              (28,496)
                                      -------              ---------             ---------
  Net gain (loss) on
   investments                            429                (13,966)              (28,322)
                                      -------              ---------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                            $379               $(17,797)             $(30,307)
                                      =======              =========             =========

(16) Not Funded as of December 31, 2011.

(17) Formerly Morgan Stanley -- Capital Opportunities Portfolio. Change effective April 29, 2011.

(33) Funded as of August 3, 2011. Formerly BlackRock Utilities and Telecommunications V.I. Fund. Change effective October 1, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                           MTB MANAGED
                                  MORGAN STANLEY --         ALLOCATION
                                   FLEXIBLE INCOME       FUND -- MODERATE
                                      PORTFOLIO             GROWTH II
                                     SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $2,769                   $288
                                       -------               --------
EXPENSES:
 Administrative charges                    (92)                    --
 Mortality and expense risk
  charges                                 (670)                  (208)
                                       -------               --------
  Total expenses                          (762)                  (208)
                                       -------               --------
  Net investment income (loss)           2,007                     80
                                       -------               --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     57                     24
 Net realized gain on
  distributions                             --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (635)                (1,230)
                                       -------               --------
  Net gain (loss) on
   investments                            (578)                (1,206)
                                       -------               --------
  Net increase (decrease) in
   net assets resulting from
   operations                           $1,429                $(1,126)
                                       =======               ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                             COLUMBIA VARIABLE                               COLUMBIA VARIABLE
                                      BLACKROCK                PORTFOLIO --           COLUMBIA VARIABLE        PORTFOLIO --
                                       CAPITAL             MARSICO INTERNATIONAL        PORTFOLIO --          MARSICO FOCUSED
                                APPRECIATION V.I. FUND      OPPORTUNITIES FUND        HIGH INCOME FUND         EQUITIES FUND
                                   SUB-ACCOUNT (15)          SUB-ACCOUNT (18)         SUB-ACCOUNT (19)       SUB-ACCOUNT (20)
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $286                      $93,634                $862,387                $42,388
                                       --------                -------------             -----------            -----------
EXPENSES:
 Administrative charges                      --                      (21,307)                (22,129)               (18,947)
 Mortality and expense risk
  charges                                  (113)                    (225,142)               (221,213)              (184,571)
                                       --------                -------------             -----------            -----------
  Total expenses                           (113)                    (246,449)               (243,342)              (203,518)
                                       --------                -------------             -----------            -----------
  Net investment income
   (loss)                                   173                     (152,815)                619,045               (161,130)
                                       --------                -------------             -----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     391                      488,710                  44,629                575,073
 Net realized gain on
  distributions                           2,504                           --                      --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (3,757)                  (2,551,406)               (157,468)              (850,516)
                                       --------                -------------             -----------            -----------
  Net gain (loss) on
   investments                             (862)                  (2,062,696)               (112,839)              (275,443)
                                       --------                -------------             -----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                             $(689)                 $(2,215,511)               $506,206              $(436,573)
                                       ========                =============             ===========            ===========

                                 COLUMBIA VARIABLE       COLUMBIA VARIABLE       COLUMBIA VARIABLE
                                   PORTFOLIO --            PORTFOLIO --            PORTFOLIO --
                                 ASSET ALLOCATION             MARSICO              MARSICO 21ST
                                       FUND                 GROWTH FUND            CENTURY FUND
                                 SUB-ACCOUNT (21)        SUB-ACCOUNT (22)        SUB-ACCOUNT (23)
-----------------------------  ---------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $103,641                  $25,667                   $ --
                                    -----------            -------------            -----------
EXPENSES:
 Administrative charges                      --                  (15,626)                (5,235)
 Mortality and expense risk
  charges                               (83,490)                (165,799)               (52,517)
                                    -----------            -------------            -----------
  Total expenses                        (83,490)                (181,425)               (57,752)
                                    -----------            -------------            -----------
  Net investment income
   (loss)                                20,151                 (155,758)               (57,752)
                                    -----------            -------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (72,149)                 842,220                271,119
 Net realized gain on
  distributions                              --                       --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (50,614)              (1,063,044)              (599,690)
                                    -----------            -------------            -----------
  Net gain (loss) on
   investments                         (122,763)                (220,824)              (328,571)
                                    -----------            -------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(102,612)               $(376,582)             $(386,323)
                                    ===========            =============            ===========

(15) Funded as of August 3, 2011.

(18) Formerly Columbia Marsico International Opportunities VS Fund. Change effective May 2, 2011.

(19) Formerly Columbia High Yield VS Fund. Change effective May 2, 2011.

(20) Formerly Columbia Marsico Focused Equities VS Fund. Change effective May 2, 2011.

(21) Formerly Columbia Asset Allocation Fund VS. Change effective May 2, 2011.

(22) Formerly Columbia Marsico Growth VS Fund. Change effective May 2, 2011.

(23) Formerly Columbia Marsico 21st Century VS Fund. Change effective May 2,
     2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                   COLUMBIA VARIABLE        COLUMBIA VARIABLE
                                     PORTFOLIO --             PORTFOLIO --
                                        MID CAP            DIVERSIFIED EQUITY
                                      GROWTH FUND              INCOME FUND
                                   SUB-ACCOUNT (24)        SUB-ACCOUNT (3)(25)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $ --                 $240,323
                                     -------------            -------------
EXPENSES:
 Administrative charges                    (23,177)                      --
 Mortality and expense risk
  charges                                 (248,789)                (249,373)
                                     -------------            -------------
  Total expenses                          (271,966)                (249,373)
                                     -------------            -------------
  Net investment income (loss)            (271,966)                  (9,050)
                                     -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    960,343               (4,810,974)
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (1,423,284)               3,759,822
                                     -------------            -------------
  Net gain (loss) on
   investments                            (462,941)              (1,051,152)
                                     -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                            $(734,907)             $(1,060,202)
                                     =============            =============

(3)  Funded as of April 29, 2011.

(24) Formerly Columbia Marsico Midcap Growth VS Fund. Change effective May 2, 2011.

(25) Effective April 29, 2011 Columbia Large Cap Value VS Fund merged with Columbia Variable Portfolio -- Diversified Equity Income Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   OPPENHEIMER                                                       OPPENHEIMER
                                     CAPITAL             OPPENHEIMER           OPPENHEIMER           MAIN STREET
                                  APPRECIATION        GLOBAL SECURITIES        MAIN STREET        SMALL- & MID-CAP
                                     FUND/VA               FUND/VA             FUND(R)/VA              FUND/VA
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT (26)
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $562                $81,246               $6,361                $24,176
                                    ---------            -----------            ---------            -----------
EXPENSES:
 Administrative charges                    --                     --                   --                     --
 Mortality and expense risk
  charges                              (7,172)              (124,573)             (17,428)               (98,695)
                                    ---------            -----------            ---------            -----------
  Total expenses                       (7,172)              (124,573)             (17,428)               (98,695)
                                    ---------            -----------            ---------            -----------
  Net investment income
   (loss)                              (6,610)               (43,327)             (11,067)               (74,519)
                                    ---------            -----------            ---------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 7,954                247,204               13,151                410,263
 Net realized gain on
  distributions                            --                     --                   --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (18,165)              (952,224)             (36,055)              (500,262)
                                    ---------            -----------            ---------            -----------
  Net gain (loss) on
   investments                        (10,211)              (705,020)             (22,904)               (89,999)
                                    ---------            -----------            ---------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(16,821)             $(748,347)            $(33,971)             $(164,518)
                                    =========            ===========            =========            ===========


                                   OPPENHEIMER        PUTNAM VT              PUTNAM VT
                                      VALUE          DIVERSIFIED           GLOBAL ASSET
                                     FUND/VA         INCOME FUND          ALLOCATION FUND
                                   SUB-ACCOUNT       SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $1,694          $2,170,120              $27,372
                                    ---------       -------------            ---------
EXPENSES:
 Administrative charges                    --                  --                   --
 Mortality and expense risk
  charges                              (2,958)           (368,240)             (12,128)
                                    ---------       -------------            ---------
  Total expenses                       (2,958)           (368,240)             (12,128)
                                    ---------       -------------            ---------
  Net investment income
   (loss)                              (1,264)          1,801,880               15,244
                                    ---------       -------------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   513            (111,209)                 953
 Net realized gain on
  distributions                            --                  --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (11,056)         (2,797,776)             (32,212)
                                    ---------       -------------            ---------
  Net gain (loss) on
   investments                        (10,543)         (2,908,985)             (31,259)
                                    ---------       -------------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(11,807)        $(1,107,105)            $(16,015)
                                    =========       =============            =========

(26) Formerly Oppenheimer Main Street Small Cap Fund(R)/VA. Change effective April 29, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     PUTNAM VT            PUTNAM VT
                                   INTERNATIONAL        INTERNATIONAL
                                    VALUE FUND           EQUITY FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $2,143               $9,033
                                     ---------            ---------
EXPENSES:
 Administrative charges                     --                   --
 Mortality and expense risk
  charges                               (2,389)              (5,659)
                                     ---------            ---------
  Total expenses                        (2,389)              (5,659)
                                     ---------            ---------
  Net investment income (loss)            (246)               3,374
                                     ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (419)                  56
 Net realized gain on
  distributions                             --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (35,479)             (69,649)
                                     ---------            ---------
  Net gain (loss) on
   investments                         (35,898)             (69,593)
                                     ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(36,144)            $(66,219)
                                     =========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                     JPMORGAN
                                                         PUTNAM VT                                INSURANCE TRUST
                                    PUTNAM VT            SMALL CAP            PUTNAM VT              CORE BOND
                                 INVESTORS FUND         VALUE FUND          VOYAGER FUND          PORTFOLIO -- 1
                                SUB-ACCOUNT (27)        SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $ --                $1,366                 $ --               $5,147,072
                                     -------             ---------            ---------            -------------
EXPENSES:
 Administrative charges                   --                    --                   --                       --
 Mortality and expense risk
  charges                               (131)              (21,297)                (529)              (1,453,861)
                                     -------             ---------            ---------            -------------
  Total expenses                        (131)              (21,297)                (529)              (1,453,861)
                                     -------             ---------            ---------            -------------
  Net investment income
   (loss)                               (131)              (19,931)                (529)               3,693,211
                                     -------             ---------            ---------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   --                 7,776                   56                  671,164
 Net realized gain on
  distributions                           --                    --                   --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          5,082               (11,163)             (11,612)                 824,078
                                     -------             ---------            ---------            -------------
  Net gain (loss) on
   investments                         5,082                (3,387)             (11,556)               1,495,242
                                     -------             ---------            ---------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $4,951              $(23,318)            $(12,085)              $5,188,453
                                     =======             =========            =========            =============

                                     JPMORGAN               JPMORGAN               JPMORGAN
                                  INSURANCE TRUST        INSURANCE TRUST        INSURANCE TRUST
                                    U.S. EQUITY         INTREPID MID CAP         EQUITY INDEX
                                  PORTFOLIO -- 1         PORTFOLIO -- 1         PORTFOLIO -- 1
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $106,905                $82,404               $637,821
                                    -----------            -----------            -----------
EXPENSES:
 Administrative charges                      --                     --                     --
 Mortality and expense risk
  charges                              (142,082)              (154,946)              (580,512)
                                    -----------            -----------            -----------
  Total expenses                       (142,082)              (154,946)              (580,512)
                                    -----------            -----------            -----------
  Net investment income
   (loss)                               (35,177)               (72,542)                57,309
                                    -----------            -----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    (266)               (21,890)              (260,654)
 Net realized gain on
  distributions                              --                     --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (236,733)               (94,563)               401,797
                                    -----------            -----------            -----------
  Net gain (loss) on
   investments                         (236,999)              (116,453)               141,143
                                    -----------            -----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(272,176)             $(188,995)              $198,452
                                    ===========            ===========            ===========

(27) Funded as of December 12, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    JPMORGAN            JPMORGAN
                                 INSURANCE TRUST     INSURANCE TRUST
                                 INTREPID GROWTH     MID CAP GROWTH
                                 PORTFOLIO -- 1      PORTFOLIO -- 1
                                   SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $37,094                 $ --
                                     -------            ---------
EXPENSES:
 Administrative charges                   --                   --
 Mortality and expense risk
  charges                            (57,175)            (181,790)
                                     -------            ---------
  Total expenses                     (57,175)            (181,790)
                                     -------            ---------
  Net investment income (loss)       (20,081)            (181,790)
                                     -------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               44,327             (221,521)
 Net realized gain on
  distributions                           --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          7,547             (453,008)
                                     -------            ---------
  Net gain (loss) on
   investments                        51,874             (674,529)
                                     -------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                        $31,793            $(856,319)
                                     =======            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    JPMORGAN
                                INSURANCE TRUST        PUTNAM VT             PIMCO               PIMCO
                                 MID CAP VALUE           EQUITY            ALL ASSET         EQS PATHFINDER
                                 PORTFOLIO -- 1       INCOME FUND          PORTFOLIO           PORTFOLIO
                                  SUB-ACCOUNT       SUB-ACCOUNT (28)    SUB-ACCOUNT (29)    SUB-ACCOUNT (15)
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $102,917               $ --              $4,712                $34
                                    --------             ------              ------               ----
EXPENSES:
 Administrative charges                   --                 --                  --                 --
 Mortality and expense risk
  charges                           (126,727)              (166)               (220)               (98)
                                    --------             ------              ------               ----
  Total expenses                    (126,727)              (166)               (220)               (98)
                                    --------             ------              ------               ----
  Net investment income
   (loss)                            (23,810)              (166)              4,492                (64)
                                    --------             ------              ------               ----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions             (262,675)                 1                  (2)               284
 Net realized gain on
  distributions                           --                 --                  --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        338,562              9,294              (5,055)               (90)
                                    --------             ------              ------               ----
  Net gain (loss) on
   investments                        75,887              9,295              (5,057)               194
                                    --------             ------              ------               ----
  Net increase (decrease) in
   net assets resulting from
   operations                        $52,077             $9,129               $(565)              $130
                                    ========             ======              ======               ====


                                JENNISON 20/20                          PRUDENTIAL
                                     FOCUS            JENNISON             VALUE
                                   PORTFOLIO          PORTFOLIO          PORTFOLIO
                                  SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  -------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $ --               $ --               $426
                                    -------            -------            -------
EXPENSES:
 Administrative charges                (258)              (389)                --
 Mortality and expense risk
  charges                            (2,505)            (4,007)            (1,365)
                                    -------            -------            -------
  Total expenses                     (2,763)            (4,396)            (1,365)
                                    -------            -------            -------
  Net investment income
   (loss)                            (2,763)            (4,396)              (939)
                                    -------            -------            -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               4,192             (4,352)              (466)
 Net realized gain on
  distributions                          --                 --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (9,572)             7,250             (4,292)
                                    -------            -------            -------
  Net gain (loss) on
   investments                       (5,380)             2,898             (4,758)
                                    -------            -------            -------
  Net increase (decrease) in
   net assets resulting from
   operations                       $(8,143)           $(1,498)           $(5,697)
                                    =======            =======            =======

(15) Funded as of August 3, 2011.

(28) Funded as of June 21, 2011.

(29) Funded as of August 29, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    PRUDENTIAL          LEGG MASON
                                      SERIES            CLEARBRIDGE
                                  INTERNATIONAL       VARIABLE EQUITY
                                      GROWTH          INCOME BUILDER
                                    PORTFOLIO            PORTFOLIO
                                   SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $27               $2,146
                                     --------            ---------
EXPENSES:
 Administrative charges                    --                   --
 Mortality and expense risk
  charges                                 (98)              (1,091)
                                     --------            ---------
  Total expenses                          (98)              (1,091)
                                     --------            ---------
  Net investment income (loss)            (71)               1,055
                                     --------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (802)             (12,202)
 Net realized gain on
  distributions                            --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (195)              14,787
                                     --------            ---------
  Net gain (loss) on
   investments                           (997)               2,585
                                     --------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(1,068)              $3,640
                                     ========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     LEGG MASON             LEGG MASON
                                CLEARBRIDGE VARIABLE      WESTERN ASSET           LEGG MASON               INVESCO
                                     FUNDAMENTAL         VARIABLE GLOBAL     CLEARBRIDGE VARIABLE      VAN KAMPEN V.I.
                                    ALL CAP VALUE        HIGH YIELD BOND        LARGE CAP VALUE          GROWTH AND
                                      PORTFOLIO             PORTFOLIO              PORTFOLIO             INCOME FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $10,300                $4,852                 $6,870                $16,307
                                      ---------              --------              ---------              ---------
EXPENSES:
 Administrative charges                      --                  (115)                  (477)                  (605)
 Mortality and expense risk
  charges                               (11,559)                 (991)                (3,989)               (22,310)
                                      ---------              --------              ---------              ---------
  Total expenses                        (11,559)               (1,106)                (4,466)               (22,915)
                                      ---------              --------              ---------              ---------
  Net investment income
   (loss)                                (1,259)                3,746                  2,404                 (6,608)
                                      ---------              --------              ---------              ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (37,104)               (1,271)                (1,080)                15,484
 Net realized gain on
  distributions                              --                    --                     --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (13,339)               (2,649)                 9,456                (59,164)
                                      ---------              --------              ---------              ---------
  Net gain (loss) on
   investments                          (50,443)               (3,920)                 8,376                (43,680)
                                      ---------              --------              ---------              ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(51,702)                $(174)               $10,780               $(50,288)
                                      =========              ========              =========              =========


                                                            INVESCO             WELLS FARGO
                                     INVESCO            VAN KAMPEN V.I.         ADVANTAGE VT
                                 VAN KAMPEN V.I.            CAPITAL             INDEX ASSET
                                  COMSTOCK FUND           GROWTH FUND         ALLOCATION FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT (3)(30)       SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $5,144                  $30,182               $387
                                    ---------            -------------             ------
EXPENSES:
 Administrative charges                  (768)                  (9,091)                --
 Mortality and expense risk
  charges                              (6,720)                (252,341)              (228)
                                    ---------            -------------             ------
  Total expenses                       (7,488)                (261,432)              (228)
                                    ---------            -------------             ------
  Net investment income
   (loss)                              (2,344)                (231,250)               159
                                    ---------            -------------             ------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (2,723)               2,758,855                  7
 Net realized gain on
  distributions                            --                       --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (10,235)              (3,513,655)               382
                                    ---------            -------------             ------
  Net gain (loss) on
   investments                        (12,958)                (754,800)               389
                                    ---------            -------------             ------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(15,302)               $(986,050)              $548
                                    =========            =============             ======

(3)  Funded as of April 29, 2011.

(30) Effective April 29, 2011 Invesco V.I. Large Cap Growth Fund merged with Invesco Van Kampen V.I. Capital Growth Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                 WELLS FARGO      WELLS FARGO
                                 ADVANTAGE VT     ADVANTAGE VT
                                 TOTAL RETURN      INTRINSIC
                                  BOND FUND        VALUE FUND
                                 SUB-ACCOUNT      SUB-ACCOUNT
----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $278              $146
                                    ------          --------
EXPENSES:
 Administrative charges                 --                --
 Mortality and expense risk
  charges                             (141)             (456)
                                    ------          --------
  Total expenses                      (141)             (456)
                                    ------          --------
  Net investment income (loss)         137              (310)
                                    ------          --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 --               441
 Net realized gain on
  distributions                        417                --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          139            (1,042)
                                    ------          --------
  Net gain (loss) on
   investments                         556              (601)
                                    ------          --------
  Net increase (decrease) in
   net assets resulting from
   operations                         $693             $(911)
                                    ======          ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   WELLS FARGO          WELLS FARGO
                                  ADVANTAGE VT         ADVANTAGE VT        WELLS FARGO
                                  INTERNATIONAL          SMALL CAP         ADVANTAGE VT
                                   EQUITY FUND          GROWTH FUND       DISCOVERY FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $11,061                 $ --            $ --
                                   -----------          -----------           -----
EXPENSES:
 Administrative charges                     --                   --              --
 Mortality and expense risk
  charges                              (32,145)             (31,207)            (54)
                                   -----------          -----------           -----
  Total expenses                       (32,145)             (31,207)            (54)
                                   -----------          -----------           -----
  Net investment income
   (loss)                              (21,084)             (31,207)            (54)
                                   -----------          -----------           -----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 18,721               63,732              12
 Net realized gain on
  distributions                         78,127                   --              --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (330,942)            (133,543)            (10)
                                   -----------          -----------           -----
  Net gain (loss) on
   investments                        (234,094)             (69,811)              2
                                   -----------          -----------           -----
  Net increase (decrease) in
   net assets resulting from
   operations                        $(255,178)           $(101,018)           $(52)
                                   ===========          ===========           =====

                                    WELLS FARGO
                                   ADVANTAGE VT            WELLS FARGO
                                     SMALL CAP            ADVANTAGE VT
                                    VALUE FUND          OPPORTUNITY FUND
                                    SUB-ACCOUNT       SUB-ACCOUNT (31)(32)
-----------------------------  --------------------------------------------
INVESTMENT INCOME:
 Dividends                              $132,834               $108,679
                                   -------------          -------------
EXPENSES:
 Administrative charges                       --                 (7,624)
 Mortality and expense risk
  charges                               (268,716)              (145,886)
                                   -------------          -------------
  Total expenses                        (268,716)              (153,510)
                                   -------------          -------------
  Net investment income
   (loss)                               (135,882)               (44,831)
                                   -------------          -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  461,016             (1,091,645)
 Net realized gain on
  distributions                               --              2,355,869
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (1,646,698)            (1,891,248)
                                   -------------          -------------
  Net gain (loss) on
   investments                        (1,185,682)              (627,024)
                                   -------------          -------------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(1,321,564)             $(671,855)
                                   =============          =============

(31) Funded as of January 21, 2011.

(32) Effective August 26, 2011 Wells Fargo Advantage VT Core Equity Fund merged with Wells Fargo Advantage VT Opportunity Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                     ALLIANCEBERNSTEIN VPS
                                AMERICAN CENTURY VP     BALANCED WEALTH
                                    VALUE FUND        STRATEGY PORTFOLIO
                                  SUB-ACCOUNT (1)         SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $1,015                $31,610
 Net realized gain (loss) on
  security transactions                   589                  8,022
 Net realized gain on
  distributions                            --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          15,487               (296,235)
                                     --------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           17,091               (256,603)
                                     --------             ----------
UNIT TRANSACTIONS:
 Purchases                            192,258                791,199
 Net transfers                         95,226                270,467
 Surrenders for benefit
  payments and fees                      (160)              (600,727)
 Other transactions                        --                     --
 Death benefits                            --               (101,644)
 Net annuity transactions                  --                     --
                                     --------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   287,324                359,295
                                     --------             ----------
 Net increase (decrease) in
  net assets                          304,415                102,692
NET ASSETS:
 Beginning of year                         --              4,865,846
                                     --------             ----------
 End of year                         $304,415             $4,968,538
                                     ========             ==========

(1)  Funded as of June 28, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               ALLIANCEBERNSTEIN VPS   ALLIANCEBERNSTEIN VPS                          ALLIANCEBERNSTEIN VPS
                                   INTERNATIONAL           SMALL/MID-CAP      ALLIANCEBERNSTEIN VPS       INTERNATIONAL
                                  VALUE PORTFOLIO         VALUE PORTFOLIO        VALUE PORTFOLIO        GROWTH PORTFOLIO
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $193,829               $(22,424)                 $(744)                $12,702
 Net realized gain (loss) on
  security transactions                  11,349                 31,331                   (167)                  8,124
 Net realized gain on
  distributions                              --                     --                     --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (1,925,960)              (184,393)               (11,488)               (261,363)
                                    -----------             ----------               --------              ----------
 Net increase (decrease) in
  net assets resulting from
  operations                         (1,720,782)              (175,486)               (12,399)               (240,537)
                                    -----------             ----------               --------              ----------
UNIT TRANSACTIONS:
 Purchases                               41,229                143,259                     --                  16,811
 Net transfers                          822,516               (152,258)                52,634                  (4,462)
 Surrenders for benefit
  payments and fees                    (458,394)               (44,071)               (10,176)                (31,524)
 Other transactions                         (38)                    17                     --                      --
 Death benefits                         (93,559)               (34,073)                    --                 (19,593)
 Net annuity transactions                    --                     --                     --                      --
                                    -----------             ----------               --------              ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     311,754                (87,126)                42,458                 (38,768)
                                    -----------             ----------               --------              ----------
 Net increase (decrease) in
  net assets                         (1,409,028)              (262,612)                30,059                (279,305)
NET ASSETS:
 Beginning of year                    8,531,384              1,804,581                174,314               1,387,961
                                    -----------             ----------               --------              ----------
 End of year                         $7,122,356             $1,541,969               $204,373              $1,108,656
                                    ===========             ==========               ========              ==========

                               INVESCO V.I.         INVESCO V.I.      INVESCO V.I.
                               BASIC VALUE             CAPITAL            CORE
                                   FUND           APPRECIATION FUND   EQUITY FUND
                               SUB-ACCOUNT           SUB-ACCOUNT      SUB-ACCOUNT
-----------------------------  -------------------------------------------------------
OPERATIONS:
 Net investment income (loss)    $(339,991)            $(340,188)       $(691,133)
 Net realized gain (loss) on
  security transactions         (1,761,838)               16,052        1,861,999
 Net realized gain on
  distributions                         --                    --               --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      578,939            (1,417,082)      (2,050,781)
                               -----------           -----------      -----------
 Net increase (decrease) in
  net assets resulting from
  operations                    (1,522,890)           (1,741,218)        (879,915)
                               -----------           -----------      -----------
UNIT TRANSACTIONS:
 Purchases                         174,606               733,366          461,427
 Net transfers                  (2,142,574)           (1,312,823)      (2,499,461)
 Surrenders for benefit
  payments and fees             (6,162,200)           (2,985,502)     (11,215,272)
 Other transactions                   (432)                  (25)          (1,130)
 Death benefits                   (685,984)             (428,559)      (1,435,186)
 Net annuity transactions            1,033                    --            5,606
                               -----------           -----------      -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions             (8,815,551)           (3,993,543)     (14,684,016)
                               -----------           -----------      -----------
 Net increase (decrease) in
  net assets                   (10,338,441)           (5,734,761)     (15,563,931)
NET ASSETS:
 Beginning of year              38,592,858            21,106,111       80,092,705
                               -----------           -----------      -----------
 End of year                   $28,254,417           $15,371,350      $64,528,774
                               ===========           ===========      ===========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                INVESCO V.I.             INVESCO V.I.
                                                 GOVERNMENT                  HIGH
                                              SECURITIES FUND             YIELD FUND
                                                SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $5,341,135                 $74,933
 Net realized gain (loss) on security
  transactions                                       (220,866)                 (9,775)
 Net realized gain on distributions                        --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         11,610,910                 (69,894)
                                               --------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                        16,731,179                  (4,736)
                                               --------------            ------------
UNIT TRANSACTIONS:
 Purchases                                          1,674,995                      --
 Net transfers                                    (17,003,005)               (107,462)
 Surrenders for benefit payments and
  fees                                            (38,434,446)               (248,468)
 Other transactions                                      (796)                     (1)
 Death benefits                                    (4,832,226)                (10,111)
 Net annuity transactions                               3,706                      --
                                               --------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions                (58,591,772)               (366,042)
                                               --------------            ------------
 Net increase (decrease) in net assets            (41,860,593)               (370,778)
NET ASSETS:
 Beginning of year                                309,357,797               1,540,721
                                               --------------            ------------
 End of year                                     $267,497,204              $1,169,943
                                               ==============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                              INVESCO V.I.         INVESCO V.I.        INVESCO V.I.             INVESCO V.I.
                                             INTERNATIONAL         MID CAP CORE          SMALL CAP                CAPITAL
                                              GROWTH FUND          EQUITY FUND          EQUITY FUND           DEVELOPMENT FUND
                                            SUB-ACCOUNT (2)        SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $(131,525)         $(1,182,783)          $(828,829)               $(88,367)
 Net realized gain (loss) on security
  transactions                                     (998,585)           1,102,423             846,582                (153,181)
 Net realized gain on distributions                      --                   --                  --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (4,563,081)          (5,344,293)         (1,049,193)               (433,902)
                                             --------------       --------------       -------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                      (5,693,191)          (5,424,653)         (1,031,440)               (675,450)
                                             --------------       --------------       -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                        1,383,687              351,389             750,697                  69,607
 Net transfers                                      388,523           (3,679,969)          2,580,208               2,326,958
 Surrenders for benefit payments and
  fees                                           (7,323,586)         (13,812,835)         (6,008,544)               (396,195)
 Other transactions                                  (1,539)              (1,432)             (1,935)                     (1)
 Death benefits                                    (921,652)          (1,141,586)           (597,607)                 (1,002)
 Net annuity transactions                               (63)             (15,934)             (1,250)                     --
                                             --------------       --------------       -------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions               (6,474,630)         (18,300,367)         (3,278,431)              1,999,367
                                             --------------       --------------       -------------            ------------
 Net increase (decrease) in net assets          (12,167,821)         (23,725,020)         (4,309,871)              1,323,917
NET ASSETS:
 Beginning of year                               76,122,223           85,178,146          47,687,718               2,681,921
                                             --------------       --------------       -------------            ------------
 End of year                                    $63,954,402          $61,453,126         $43,377,847              $4,005,838
                                             ==============       ==============       =============            ============

                                             INVESCO V.I.
                                            BALANCED RISK           INVESCO V.I.          AMERICAN CENTURY VP
                                              ALLOCATION              DIVIDEND                  MID CAP
                                                 FUND                GROWTH FUND              VALUE FUND
                                          SUB-ACCOUNT (3)(4)     SUB-ACCOUNT (3)(5)         SUB-ACCOUNT (6)
--------------------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $18,508                  $13                       $65
 Net realized gain (loss) on security
  transactions                                    (84,718)                (708)                       (5)
 Net realized gain on distributions               187,141                   --                        --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         (7,916)                 596                       586
                                             ------------              -------                 ---------
 Net increase (decrease) in net assets
  resulting from operations                       113,015                  (99)                      646
                                             ------------              -------                 ---------
UNIT TRANSACTIONS:
 Purchases                                        136,886                   --                    11,037
 Net transfers                                  1,375,161                   --                     7,842
 Surrenders for benefit payments and
  fees                                            (96,931)                (324)                       --
 Other transactions                                    --                   --                        (1)
 Death benefits                                      (362)                  --                        --
 Net annuity transactions                              --                   --                        --
                                             ------------              -------                 ---------
 Net increase (decrease) in net assets
  resulting from unit transactions              1,414,754                 (324)                   18,878
                                             ------------              -------                 ---------
 Net increase (decrease) in net assets          1,527,769                 (423)                   19,524
NET ASSETS:
 Beginning of year                              1,289,207                6,102                        --
                                             ------------              -------                 ---------
 End of year                                   $2,816,976               $5,679                   $19,524
                                             ============              =======                 =========

(2) Effective April 29, 2011 Invesco Van Kampen V.I. International Growth Equity Fund merged with Invesco V.I. International Growth Fund.

(3)  Funded as of April 29, 2011.

(4) Effective April 29, 2011 Invesco V.I. Global Multi-Asset Fund merged with Invesco V.I. Balanced Risk Allocation Fund.

(5) Effective April 29, 2011 Invesco V.I. Select Dimensions Dividend Growth Portfolio merged with Invesco V.I. Dividend Growth Fund.

(6)  Funded as of July 22, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                            AMERICAN FUNDS
                                    AMERICAN FUNDS              GLOBAL
                                        GLOBAL                GROWTH AND
                                      BOND FUND              INCOME FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $829,857                $820,764
 Net realized gain (loss) on
  security transactions                    464,358              (3,103,267)
 Net realized gain on
  distributions                            464,806                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              435,991              (4,397,884)
                                    --------------          --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             2,195,012              (6,680,387)
                                    --------------          --------------
UNIT TRANSACTIONS:
 Purchases                                 710,626                 525,235
 Net transfers                           8,236,418              (7,213,977)
 Surrenders for benefit
  payments and fees                    (12,878,722)            (10,830,671)
 Other transactions                            314                    (709)
 Death benefits                         (1,226,373)             (1,140,896)
 Net annuity transactions                   18,446                  19,034
                                    --------------          --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (5,139,291)            (18,641,984)
                                    --------------          --------------
 Net increase (decrease) in
  net assets                            (2,944,279)            (25,322,371)
NET ASSETS:
 Beginning of year                      88,889,078             114,813,629
                                    --------------          --------------
 End of year                           $85,944,799             $89,491,258
                                    ==============          ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                        AMERICAN FUNDS
                                  AMERICAN FUNDS          BLUE CHIP                                 AMERICAN FUNDS
                                      ASSET               INCOME AND          AMERICAN FUNDS            GLOBAL
                                 ALLOCATION FUND         GROWTH FUND            BOND FUND            GROWTH FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(76,277)            $(217,570)           $3,146,910             $(488,377)
 Net realized gain (loss) on
  security transactions               3,955,062              (637,077)           (1,209,467)            1,867,745
 Net realized gain on
  distributions                              --                    --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (4,878,924)           (2,385,353)           10,061,982           (10,730,586)
                                   ------------          ------------          ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                         (1,000,139)           (3,240,000)           11,999,425            (9,351,218)
                                   ------------          ------------          ------------          ------------
UNIT TRANSACTIONS:
 Purchases                            1,617,507               679,092             1,696,936               376,732
 Net transfers                       (1,729,838)           (2,141,536)           (4,546,571)           (4,508,058)
 Surrenders for benefit
  payments and fees                 (45,803,030)          (19,030,212)          (50,450,342)          (13,372,100)
 Other transactions                       7,725                (1,616)                 (758)               (2,551)
 Death benefits                      (6,478,307)           (2,311,940)           (4,477,468)           (1,527,161)
 Net annuity transactions               (52,240)               12,605                30,378                (7,210)
                                   ------------          ------------          ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (52,438,183)          (22,793,607)          (57,747,825)          (19,040,348)
                                   ------------          ------------          ------------          ------------
 Net increase (decrease) in
  net assets                        (53,438,322)          (26,033,607)          (45,748,400)          (28,391,566)
NET ASSETS:
 Beginning of year                  313,497,451           139,307,202           317,448,285           105,252,865
                                   ------------          ------------          ------------          ------------
 End of year                       $260,059,129          $113,273,595          $271,699,885           $76,861,299
                                   ============          ============          ============          ============


                               AMERICAN FUNDS         AMERICAN FUNDS         AMERICAN FUNDS
                                GROWTH FUND         GROWTH-INCOME FUND     INTERNATIONAL FUND
                                SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)    $(9,207,519)            $(2,087,420)             $(209,219)
 Net realized gain (loss) on
  security transactions             (999,646)             (7,332,087)            (1,879,646)
 Net realized gain on
  distributions                           --                      --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year    (30,497,439)            (13,047,311)           (29,374,026)
                               -------------           -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                     (40,704,604)            (22,466,818)           (31,462,891)
                               -------------           -------------          -------------
UNIT TRANSACTIONS:
 Purchases                         3,482,704               2,798,968                971,889
 Net transfers                   (38,084,913)            (23,089,069)            (5,093,693)
 Surrenders for benefit
  payments and fees             (112,437,193)            (92,344,666)           (27,153,072)
 Other transactions                  (13,904)                 (2,499)                (9,981)
 Death benefits                  (11,507,422)            (11,827,225)            (3,449,145)
 Net annuity transactions            (95,865)                 10,590                 23,441
                               -------------           -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions             (158,656,593)           (124,453,901)           (34,710,561)
                               -------------           -------------          -------------
 Net increase (decrease) in
  net assets                    (199,361,197)           (146,920,719)           (66,173,452)
NET ASSETS:
 Beginning of year               854,449,095             745,868,391            235,548,420
                               -------------           -------------          -------------
 End of year                    $655,087,898            $598,947,672           $169,374,968
                               =============           =============          =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                               AMERICAN FUNDS
                                     AMERICAN FUNDS             GLOBAL SMALL
                                     NEW WORLD FUND         CAPITALIZATION FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(224,231)                $(373,718)
 Net realized gain (loss) on
  security transactions                     973,623                  (705,306)
 Net realized gain on
  distributions                                  --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (16,353,594)              (15,960,813)
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (15,604,202)              (17,039,837)
                                     --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                  676,308                   396,153
 Net transfers                           (9,353,290)               (7,874,383)
 Surrenders for benefit
  payments and fees                     (14,817,526)              (11,694,223)
 Other transactions                           6,754                     1,003
 Death benefits                          (1,368,981)               (1,101,463)
 Net annuity transactions                    12,402                    15,312
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (24,844,333)              (20,257,601)
                                     --------------            --------------
 Net increase (decrease) in
  net assets                            (40,448,535)              (37,297,438)
NET ASSETS:
 Beginning of year                      116,824,292                97,862,424
                                     --------------            --------------
 End of year                            $76,375,757               $60,564,986
                                     ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      STERLING              STERLING             STERLING              STERLING
                                  CAPITAL STRATEGIC      CAPITAL SELECT      CAPITAL SPECIAL        CAPITAL TOTAL
                                ALLOCATION EQUITY VIF      EQUITY VIF       OPPORTUNITIES VIF      RETURN BOND VIF
                                   SUB-ACCOUNT (7)       SUB-ACCOUNT (8)     SUB-ACCOUNT (9)       SUB-ACCOUNT (10)
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(42)                  $(8)              $(35,275)              $20,292
 Net realized gain (loss) on
  security transactions                     80                    51                 25,041                  (217)
 Net realized gain on
  distributions                             --                    --                 81,911                35,711
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (351)                 (153)              (185,422)              (11,864)
                                       -------               -------           ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              (313)                 (110)              (113,745)               43,922
                                       -------               -------           ------------          ------------
UNIT TRANSACTIONS:
 Purchases                                  --                    --                  3,159                   104
 Net transfers                             188                    --                (64,798)               19,752
 Surrenders for benefit
  payments and fees                       (450)                  (11)               (49,358)              (31,761)
 Other transactions                         --                     1                     (1)                  101
 Death benefits                             --                  (244)                  (184)               (4,419)
 Net annuity transactions                   --                    --                     --                    --
                                       -------               -------           ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (262)                 (254)              (111,182)              (16,223)
                                       -------               -------           ------------          ------------
 Net increase (decrease) in
  net assets                              (575)                 (364)              (224,927)               27,699
NET ASSETS:
 Beginning of year                       4,193                 2,564              2,299,638               988,122
                                       -------               -------           ------------          ------------
 End of year                            $3,618                $2,200             $2,074,711            $1,015,821
                                       =======               =======           ============          ============

                                 COLUMBIA VARIABLE       WELLS FARGO
                                   PORTFOLIO --          ADVANTAGE VT         FIDELITY VIP
                                   SMALL COMPANY            OMEGA                GROWTH
                                    GROWTH FUND          GROWTH FUND           PORTFOLIO
                                 SUB-ACCOUNT (11)        SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(157,869)           $(10,863)             $(14,704)
 Net realized gain (loss) on
  security transactions                 (155,359)             (2,587)                7,747
 Net realized gain on
  distributions                               --               5,631                 3,044
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (166,610)            (53,252)              (36,532)
                                   -------------          ----------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (479,838)            (61,071)              (40,445)
                                   -------------          ----------          ------------
UNIT TRANSACTIONS:
 Purchases                                 6,068                  --                65,986
 Net transfers                          (741,107)            100,512               364,318
 Surrenders for benefit
  payments and fees                   (1,172,757)             (6,188)              (54,021)
 Other transactions                          116                  (1)                    1
 Death benefits                          (98,730)            (18,799)               (5,560)
 Net annuity transactions                     --                  --                    --
                                   -------------          ----------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (2,006,410)             75,524               370,724
                                   -------------          ----------          ------------
 Net increase (decrease) in
  net assets                          (2,486,248)             14,453               330,279
NET ASSETS:
 Beginning of year                     8,655,002             576,987               688,687
                                   -------------          ----------          ------------
 End of year                          $6,168,754            $591,440            $1,018,966
                                   =============          ==========          ============

(7)  Formerly BB&T Capital Manager Equity VIF. Change effective February 1,
     2011.

(8)  Formerly BB&T Select Equity VIF. Change effective February 1, 2011.

(9) Formerly BB&T Special Opportunities Equity VIF. Change effective February 1, 2011.

(10) Formerly BB&T Total Return Bond VIF. Change effective February 1, 2011.

(11) Formerly Columbia Small Company Growth VS Fund. Change effective May 2,
     2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                FIDELITY VIP        FIDELITY VIP
                                CONTRAFUND(R)         MID CAP
                                  PORTFOLIO          PORTFOLIO
                                 SUB-ACCOUNT        SUB-ACCOUNT
---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(207,284)         $(279,663)
 Net realized gain (loss) on
  security transactions              124,029            253,646
 Net realized gain on
  distributions                           --             30,004
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (967,339)        (2,163,136)
                                 -----------        -----------
 Net increase (decrease) in
  net assets resulting from
  operations                      (1,050,594)        (2,159,149)
                                 -----------        -----------
UNIT TRANSACTIONS:
 Purchases                         1,393,528            564,960
 Net transfers                     1,018,672             21,629
 Surrenders for benefit
  payments and fees                 (988,545)          (742,326)
 Other transactions                     (231)                (9)
 Death benefits                     (132,758)          (127,808)
 Net annuity transactions             83,560             21,727
                                 -----------        -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                1,374,226           (261,827)
                                 -----------        -----------
 Net increase (decrease) in
  net assets                         323,632         (2,420,976)
NET ASSETS:
 Beginning of year                21,142,827         18,010,375
                                 -----------        -----------
 End of year                     $21,466,459        $15,589,399
                                 ===========        ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                        FIDELITY VIP                                 FRANKLIN
                                   FIDELITY VIP       DYNAMIC CAPITAL       FIDELITY VIP              RISING
                                 VALUE STRATEGIES       APPRECIATION      STRATEGIC INCOME          DIVIDENDS
                                    PORTFOLIO            PORTFOLIO            PORTFOLIO          SECURITIES FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(9,888)            $(3,636)               $974                $(622,921)
 Net realized gain (loss) on
  security transactions                  2,063              12,724                   5                    7,164
 Net realized gain on
  distributions                             --                  --                 497                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (149,608)            (24,061)               (861)              12,966,134
                                    ----------            --------             -------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                          (157,433)            (14,973)                615               12,350,377
                                    ----------            --------             -------             ------------
UNIT TRANSACTIONS:
 Purchases                              29,147               3,157               8,556                1,287,995
 Net transfers                         225,190              (1,793)              4,093               (1,600,690)
 Surrenders for benefit
  payments and fees                    (98,848)            (11,417)                (95)             (34,016,469)
 Other transactions                       (102)                 --                  --                   (1,458)
 Death benefits                             --                  --                  --               (4,619,025)
 Net annuity transactions               27,501                  --                  --                   (6,564)
                                    ----------            --------             -------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    182,888             (10,053)             12,554              (38,956,211)
                                    ----------            --------             -------             ------------
 Net increase (decrease) in
  net assets                            25,455             (25,026)             13,169              (26,605,834)
NET ASSETS:
 Beginning of year                   1,220,708             196,373              13,216              314,415,455
                                    ----------            --------             -------             ------------
 End of year                        $1,246,163            $171,347             $26,385             $287,809,621
                                    ==========            ========             =======             ============

                                                           FRANKLIN               FRANKLIN
                                  FRANKLIN                 LARGE CAP               GLOBAL
                                   INCOME                   GROWTH              REAL ESTATE
                               SECURITIES FUND          SECURITIES FUND       SECURITIES FUND
                                 SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $38,569,431               $(575,970)              $80,566
 Net realized gain (loss) on
  security transactions           (12,111,090)                  2,401               (51,508)
 Net realized gain on
  distributions                            --                      --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (19,047,999)             (1,059,162)             (118,027)
                                -------------             -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                        7,410,342              (1,632,731)              (88,969)
                                -------------             -----------            ----------
UNIT TRANSACTIONS:
 Purchases                          4,734,936                 231,201                   293
 Net transfers                    (18,707,066)               (909,086)              (80,655)
 Surrenders for benefit
  payments and fees              (120,447,779)             (8,049,367)             (137,129)
 Other transactions                     7,809                     927                    (1)
 Death benefits                   (18,636,351)               (918,366)              (14,759)
 Net annuity transactions             (50,285)                 (1,356)                 (495)
                                -------------             -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions              (153,098,736)             (9,646,047)             (232,746)
                                -------------             -----------            ----------
 Net increase (decrease) in
  net assets                     (145,688,394)            (11,278,778)             (321,715)
NET ASSETS:
 Beginning of year              1,012,162,002              55,031,262             1,493,387
                                -------------             -----------            ----------
 End of year                     $866,473,608             $43,752,484            $1,171,672
                                =============             ===========            ==========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                       FRANKLIN               FRANKLIN
                                    SMALL-MID CAP             SMALL CAP
                                        GROWTH                  VALUE
                                   SECURITIES FUND         SECURITIES FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,709,155)             $(190,149)
 Net realized gain (loss) on
  security transactions                  2,238,172                303,628
 Net realized gain on
  distributions                                 --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (6,349,570)            (1,119,537)
                                    --------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (5,820,553)            (1,006,058)
                                    --------------          -------------
UNIT TRANSACTIONS:
 Purchases                                 452,631                284,624
 Net transfers                          (3,129,447)               273,795
 Surrenders for benefit
  payments and fees                    (14,323,416)            (1,810,060)
 Other transactions                            896                   (579)
 Death benefits                         (1,204,959)              (178,464)
 Net annuity transactions                   10,036                  4,013
                                    --------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (18,194,259)            (1,426,671)
                                    --------------          -------------
 Net increase (decrease) in
  net assets                           (24,014,812)            (2,432,729)
NET ASSETS:
 Beginning of year                     103,713,304             18,685,692
                                    --------------          -------------
 End of year                           $79,698,492            $16,252,963
                                    ==============          =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     FRANKLIN                                      TEMPLETON
                                     STRATEGIC                                    DEVELOPING              TEMPLETON
                                      INCOME              MUTUAL SHARES             MARKETS                FOREIGN
                                  SECURITIES FUND        SECURITIES FUND        SECURITIES FUND        SECURITIES FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $12,258,298             $2,417,660              $(475,763)             $(145,134)
 Net realized gain (loss) on
  security transactions                2,255,145             (8,728,325)               885,609               (982,795)
 Net realized gain on
  distributions                               --                     --                     --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (11,659,183)            (5,091,935)           (13,379,910)           (17,388,890)
                                   -------------          -------------          -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           2,854,260            (11,402,600)           (12,970,064)           (18,516,819)
                                   -------------          -------------          -------------          -------------
UNIT TRANSACTIONS:
 Purchases                             2,066,382              3,321,603                629,550              1,362,113
 Net transfers                         8,766,719            (19,057,148)            (9,729,588)             1,812,161
 Surrenders for benefit
  payments and fees                  (42,474,744)           (59,294,178)            (8,680,463)           (22,760,468)
 Other transactions                          228                  1,558                    615                    444
 Death benefits                       (4,926,923)            (8,677,302)              (694,420)            (2,884,950)
 Net annuity transactions                157,737                 68,543                 (4,083)               (11,879)
                                   -------------          -------------          -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  (36,410,601)           (83,636,924)           (18,478,389)           (22,482,579)
                                   -------------          -------------          -------------          -------------
 Net increase (decrease) in
  net assets                         (33,556,341)           (95,039,524)           (31,448,453)           (40,999,398)
NET ASSETS:
 Beginning of year                   290,735,591            492,841,333             87,667,747            180,227,519
                                   -------------          -------------          -------------          -------------
 End of year                        $257,179,250           $397,801,809            $56,219,294           $139,228,121
                                   =============          =============          =============          =============

                                                                                   FRANKLIN
                                     TEMPLETON               MUTUAL                FLEX CAP
                                      GROWTH            GLOBAL DISCOVERY            GROWTH
                                  SECURITIES FUND        SECURITIES FUND       SECURITIES FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(1,120,416)              $605,432             $(393,686)
 Net realized gain (loss) on
  security transactions              (14,790,669)              (490,685)              369,724
 Net realized gain on
  distributions                               --              2,939,785                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (7,063,973)            (9,408,688)           (1,302,302)
                                   -------------          -------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                         (22,975,058)            (6,354,156)           (1,326,264)
                                   -------------          -------------          ------------
UNIT TRANSACTIONS:
 Purchases                             2,085,092                595,793               163,684
 Net transfers                       (12,691,465)            (5,093,854)             (295,778)
 Surrenders for benefit
  payments and fees                  (37,814,089)           (16,485,363)           (2,186,470)
 Other transactions                         (196)                 1,652                  (489)
 Death benefits                       (5,686,304)            (1,998,048)             (652,974)
 Net annuity transactions                (18,631)               183,896                (1,395)
                                   -------------          -------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  (54,125,593)           (22,795,924)           (2,973,422)
                                   -------------          -------------          ------------
 Net increase (decrease) in
  net assets                         (77,100,651)           (29,150,080)           (4,299,686)
NET ASSETS:
 Beginning of year                   318,345,347            155,194,908            23,893,700
                                   -------------          -------------          ------------
 End of year                        $241,244,696           $126,044,828           $19,594,014
                                   =============          =============          ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                       FRANKLIN
                                       LARGE CAP                TEMPLETON
                                         VALUE                 GLOBAL BOND
                                    SECURITIES FUND          SECURITIES FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(47,815)                $783,788
 Net realized gain (loss) on
  security transactions                     88,250                  (24,575)
 Net realized gain on
  distributions                                 --                  132,044
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (683,984)              (1,532,738)
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              (643,549)                (641,481)
                                     -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  17,768                1,344,908
 Net transfers                             394,200                1,522,310
 Surrenders for benefit
  payments and fees                     (1,316,584)              (1,285,791)
 Other transactions                            411                    1,319
 Death benefits                           (119,172)                (151,398)
 Net annuity transactions                       --                    6,179
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (1,023,377)               1,437,527
                                     -------------            -------------
 Net increase (decrease) in
  net assets                            (1,666,926)                 796,046
NET ASSETS:
 Beginning of year                       9,468,209               19,526,811
                                     -------------            -------------
 End of year                            $7,801,283              $20,322,857
                                     =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                      HARTFORD             HARTFORD             HARTFORD
                                 HARTFORD              TOTAL               CAPITAL              DIVIDEND
                                 ADVISERS           RETURN BOND          APPRECIATION          AND GROWTH
                                 HLS FUND             HLS FUND             HLS FUND             HLS FUND
                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(82,596)         $(2,473,435)         $(1,308,733)            $436,524
 Net realized gain (loss) on
  security transactions             (353,602)             350,705              821,014              902,334
 Net realized gain on
  distributions                           --                   --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        393,148           10,850,571          (19,706,869)          (1,792,060)
                               -------------       --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                         (43,050)           8,727,841          (20,194,588)            (453,202)
                               -------------       --------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                           201,095            7,270,085            5,637,508            4,582,422
 Net transfers                       233,157            2,601,967            5,887,448            1,211,290
 Surrenders for benefit
  payments and fees               (2,321,444)         (14,434,836)         (11,997,133)          (8,478,282)
 Other transactions                       31                 (607)               7,863                5,823
 Death benefits                     (310,426)          (1,700,521)          (1,820,649)          (1,064,322)
 Net annuity transactions             72,858              135,649              128,833               (2,487)
                               -------------       --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (2,124,729)          (6,128,263)          (2,156,130)          (3,745,556)
                               -------------       --------------       --------------       --------------
 Net increase (decrease) in
  net assets                      (2,167,779)           2,599,578          (22,350,718)          (4,198,758)
NET ASSETS:
 Beginning of year                17,960,669          163,828,468          162,240,133          109,673,027
                               -------------       --------------       --------------       --------------
 End of year                     $15,792,890         $166,428,046         $139,889,415         $105,474,269
                               =============       ==============       ==============       ==============


                                     HARTFORD               HARTFORD              HARTFORD
                                  GLOBAL RESEARCH          HEALTHCARE           GLOBAL GROWTH
                                     HLS FUND               HLS FUND              HLS FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT (12)         SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(7,344)              $(4,127)              $(10,758)
 Net realized gain (loss) on
  security transactions                   7,341                 7,563                (88,045)
 Net realized gain on
  distributions                              --                    --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (45,150)               18,808                 (9,002)
                                    -----------            ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (45,153)               22,244               (107,805)
                                    -----------            ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                2,000                    --                 14,401
 Net transfers                          (37,249)                1,282                  7,461
 Surrenders for benefit
  payments and fees                     (33,236)              (75,733)              (197,630)
 Other transactions                          --                     1                   (587)
 Death benefits                              --                    --                 (3,995)
 Net annuity transactions                    --                    --                     --
                                    -----------            ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (68,485)              (74,450)              (180,350)
                                    -----------            ----------            -----------
 Net increase (decrease) in
  net assets                           (113,638)              (52,206)              (288,155)
NET ASSETS:
 Beginning of year                      472,123               310,998                847,930
                                    -----------            ----------            -----------
 End of year                           $358,485              $258,792               $559,775
                                    ===========            ==========            ===========

(12) Formerly Hartford Global Health HLS Fund. Change effective August 5, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                 HARTFORD
                                DISCIPLINED             HARTFORD
                                  EQUITY                 GROWTH
                                 HLS FUND               HLS FUND
                                SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(36,533)             $(14,173)
 Net realized gain (loss) on
  security transactions             122,554                22,772
 Net realized gain on
  distributions                          --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (131,272)             (125,680)
                                -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                        (45,251)             (117,081)
                                -----------            ----------
UNIT TRANSACTIONS:
 Purchases                        1,002,886                58,835
 Net transfers                      243,030                76,356
 Surrenders for benefit
  payments and fees                (596,710)              (26,096)
 Other transactions                     175                    38
 Death benefits                    (210,208)                   --
 Net annuity transactions             3,656                    --
                                -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 442,829               109,133
                                -----------            ----------
 Net increase (decrease) in
  net assets                        397,578                (7,948)
NET ASSETS:
 Beginning of year               11,959,231             1,069,501
                                -----------            ----------
 End of year                    $12,356,809            $1,061,553
                                ===========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 HARTFORD                                                          HARTFORD
                                  GROWTH                 HARTFORD             HARTFORD          INTERNATIONAL
                               OPPORTUNITIES            HIGH YIELD             INDEX            OPPORTUNITIES
                                 HLS FUND                HLS FUND             HLS FUND             HLS FUND
                                SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(464,309)              $575,439              $2,384             $(149,570)
 Net realized gain (loss) on
  security transactions             571,279                 38,223             (51,599)              111,256
 Net realized gain on
  distributions                          --                     --                  --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year    (3,184,910)              (423,245)             67,290            (1,361,993)
                                -----------             ----------            --------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                     (3,077,940)               190,417              18,075            (1,400,307)
                                -----------             ----------            --------            ----------
UNIT TRANSACTIONS:
 Purchases                        1,920,573                996,566             188,000               517,560
 Net transfers                      128,179              1,341,978              (9,474)               99,594
 Surrenders for benefit
  payments and fees              (1,487,604)              (373,000)            (90,090)             (937,409)
 Other transactions                   3,936                      8                  --                    17
 Death benefits                    (368,019)              (123,556)            (11,997)             (163,198)
 Net annuity transactions                --                     --                  --                18,385
                                -----------             ----------            --------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 197,065              1,841,996              76,439              (465,051)
                                -----------             ----------            --------            ----------
 Net increase (decrease) in
  net assets                     (2,880,875)             2,032,413              94,514            (1,865,358)
NET ASSETS:
 Beginning of year               31,234,642              6,324,090             390,750             9,734,896
                                -----------             ----------            --------            ----------
 End of year                    $28,353,767             $8,356,503            $485,264            $7,869,538
                                ===========             ==========            ========            ==========

                                     HARTFORD
                                  SMALL/MID CAP            HARTFORD             HARTFORD
                                      EQUITY                MIDCAP            MIDCAP VALUE
                                     HLS FUND              HLS FUND             HLS FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(44,206)             $(19,696)             $(6,351)
 Net realized gain (loss) on
  security transactions                 35,873                39,081               16,346
 Net realized gain on
  distributions                        194,577                    --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (284,876)             (150,826)             (42,073)
                                    ----------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                           (98,632)             (131,441)             (32,078)
                                    ----------            ----------            ---------
UNIT TRANSACTIONS:
 Purchases                              32,731                 5,346                  687
 Net transfers                         193,622               (62,440)              54,016
 Surrenders for benefit
  payments and fees                   (145,939)             (436,136)            (152,545)
 Other transactions                        157                  (688)                  --
 Death benefits                       (129,039)              (24,324)              (3,737)
 Net annuity transactions                   --                18,285                   --
                                    ----------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (48,468)             (499,957)            (101,579)
                                    ----------            ----------            ---------
 Net increase (decrease) in
  net assets                          (147,100)             (631,398)            (133,657)
NET ASSETS:
 Beginning of year                   2,495,390             1,883,647              391,891
                                    ----------            ----------            ---------
 End of year                        $2,348,290            $1,252,249             $258,234
                                    ==========            ==========            =========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------


                                   HARTFORD                HARTFORD
                                 MONEY MARKET           SMALL COMPANY
                                   HLS FUND                HLS FUND
                                  SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(4,797,173)             $(96,646)
 Net realized gain (loss) on
  security transactions                      --                80,581
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                --              (253,973)
                                ---------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                         (4,797,173)             (270,038)
                                ---------------          ------------
UNIT TRANSACTIONS:
 Purchases                            9,574,912                35,421
 Net transfers                      138,695,881               194,977
 Surrenders for benefit
  payments and fees                (151,051,990)             (846,225)
 Other transactions                      (5,352)                 (349)
 Death benefits                      (7,877,901)              (75,330)
 Net annuity transactions               (14,799)               10,143
                                ---------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (10,679,249)             (681,363)
                                ---------------          ------------
 Net increase (decrease) in
  net assets                        (15,476,422)             (951,401)
NET ASSETS:
 Beginning of year                  267,244,595             5,273,480
                                ---------------          ------------
 End of year                       $251,768,173            $4,322,079
                                ===============          ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                              HARTFORD
                                     HARTFORD          HARTFORD            U.S. GOVERNMENT           HARTFORD
                                 SMALLCAP GROWTH         STOCK               SECURITIES               VALUE
                                     HLS FUND          HLS FUND               HLS FUND               HLS FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(25,172)         $(104,070)               $59,063                $2,953
 Net realized gain (loss) on
  security transactions                  20,323           (484,761)               (98,731)               15,480
 Net realized gain on
  distributions                              --                 --                     --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (105,779)           250,772                260,629               (61,754)
                                   ------------      -------------          -------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (110,628)          (338,059)               220,961               (43,321)
                                   ------------      -------------          -------------          ------------
UNIT TRANSACTIONS:
 Purchases                               38,781             86,704                773,617                56,160
 Net transfers                        1,262,350             32,799             (1,022,303)              (23,035)
 Surrenders for benefit
  payments and fees                     (74,756)        (2,018,812)              (355,386)              (62,456)
 Other transactions                        (126)            (1,741)                   394                    53
 Death benefits                         (15,375)          (260,450)              (153,174)               (8,814)
 Net annuity transactions                 8,257             17,405                     --                  (726)
                                   ------------      -------------          -------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   1,219,131         (2,144,095)              (756,852)              (38,818)
                                   ------------      -------------          -------------          ------------
 Net increase (decrease) in
  net assets                          1,108,503         (2,482,154)              (535,891)              (82,139)
NET ASSETS:
 Beginning of year                    1,013,954         12,723,348              9,334,829             1,422,123
                                   ------------      -------------          -------------          ------------
 End of year                         $2,122,457        $10,241,194             $8,798,938            $1,339,984
                                   ============      =============          =============          ============

                                                         AMERICAN FUNDS
                                                           BLUE CHIP
                                  AMERICAN FUNDS           INCOME AND          AMERICAN FUNDS
                                 ASSET ALLOCATION            GROWTH                 BOND
                                     HLS FUND               HLS FUND              HLS FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(39,789)            $(100,773)              $390,025
 Net realized gain (loss) on
  security transactions                   82,620                16,401                 99,790
 Net realized gain on
  distributions                              995                    --                 10,315
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (140,563)              (99,020)               948,528
                                   -------------          ------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (96,737)             (183,392)             1,448,658
                                   -------------          ------------          -------------
UNIT TRANSACTIONS:
 Purchases                               253,530                99,178                804,116
 Net transfers                         1,774,298               (37,520)            (1,123,524)
 Surrenders for benefit
  payments and fees                     (669,773)             (227,006)            (1,708,089)
 Other transactions                            1                    62                     22
 Death benefits                          (17,323)              (20,895)              (534,490)
 Net annuity transactions                     --                    --                 37,023
                                   -------------          ------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,340,733              (186,181)            (2,524,942)
                                   -------------          ------------          -------------
 Net increase (decrease) in
  net assets                           1,243,996              (369,573)            (1,076,284)
NET ASSETS:
 Beginning of year                    12,155,873             6,150,898             33,538,046
                                   -------------          ------------          -------------
 End of year                         $13,399,869            $5,781,325            $32,461,762
                                   =============          ============          =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                            AMERICAN FUNDS
                                    AMERICAN FUNDS           GLOBAL GROWTH
                                     GLOBAL BOND              AND INCOME
                                       HLS FUND                HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $22,364                  $78,326
 Net realized gain (loss) on
  security transactions                    24,527                  284,693
 Net realized gain on
  distributions                            32,912                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              39,487               (1,320,251)
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              119,290                 (957,232)
                                     ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 41,358                  110,311
 Net transfers                            151,805                 (568,929)
 Surrenders for benefit
  payments and fees                      (246,013)                (527,416)
 Other transactions                          (255)                      28
 Death benefits                           (61,797)                (192,493)
 Net annuity transactions                      --                       --
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (114,902)              (1,178,499)
                                     ------------            -------------
 Net increase (decrease) in
  net assets                                4,388               (2,135,731)
NET ASSETS:
 Beginning of year                      4,696,215               14,565,144
                                     ------------            -------------
 End of year                           $4,700,603              $12,429,413
                                     ============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           AMERICAN FUNDS
                                   AMERICAN FUNDS           GLOBAL SMALL            AMERICAN FUNDS           AMERICAN FUNDS
                                   GLOBAL GROWTH           CAPITALIZATION               GROWTH                GROWTH-INCOME
                                      HLS FUND                HLS FUND                 HLS FUND                 HLS FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(22,162)                $(31,369)               $(888,355)               $(487,869)
 Net realized gain (loss) on
  security transactions                  110,022                  111,971                  797,104                  244,017
 Net realized gain on
  distributions                               --                   55,196                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (522,744)              (2,305,763)              (3,191,048)                (917,323)
                                    ------------            -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (434,884)              (2,169,965)              (3,282,299)              (1,161,175)
                                    ------------            -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                56,823                  254,606                2,812,844                1,047,655
 Net transfers                           150,665                   38,407                 (398,321)                (452,215)
 Surrenders for benefit
  payments and fees                     (232,704)                (411,821)              (2,784,888)              (1,356,543)
 Other transactions                          (89)                     (96)                  (1,385)                    (225)
 Death benefits                          (44,974)                (104,661)                (537,796)                (257,375)
 Net annuity transactions                 26,646                   29,703                   77,720                   25,766
                                    ------------            -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (43,633)                (193,862)                (831,826)                (992,937)
                                    ------------            -------------            -------------            -------------
 Net increase (decrease) in
  net assets                            (478,517)              (2,363,827)              (4,114,125)              (2,154,112)
NET ASSETS:
 Beginning of year                     4,200,789               10,690,711               56,818,498               30,882,153
                                    ------------            -------------            -------------            -------------
 End of year                          $3,722,272               $8,326,884              $52,704,373              $28,728,041
                                    ============            =============            =============            =============

                                                                                        HARTFORD
                                   AMERICAN FUNDS           AMERICAN FUNDS             PORTFOLIO
                                    INTERNATIONAL              NEW WORLD              DIVERSIFIER
                                      HLS FUND                 HLS FUND                 HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT (13)
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $54,414                 $(43,643)                $14,460
 Net realized gain (loss) on
  security transactions                    80,816                  182,817                    (437)
 Net realized gain on
  distributions                                --                       --                  12,929
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (6,056,853)              (1,753,205)               (140,613)
                                    -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (5,921,623)              (1,614,031)               (113,661)
                                    -------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                              2,161,638                  747,829               5,808,081
 Net transfers                          4,614,512               (1,002,395)              1,776,189
 Surrenders for benefit
  payments and fees                    (1,791,341)                (353,889)                (47,150)
 Other transactions                         1,999                      388                    (618)
 Death benefits                          (440,201)                 (96,830)                     --
 Net annuity transactions                  18,130                       --                      --
                                    -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     4,564,737                 (704,897)              7,536,502
                                    -------------            -------------            ------------
 Net increase (decrease) in
  net assets                           (1,356,886)              (2,318,928)              7,422,841
NET ASSETS:
 Beginning of year                     35,916,769               10,192,701                      --
                                    -------------            -------------            ------------
 End of year                          $34,559,883               $7,873,773              $7,422,841
                                    =============            =============            ============

(13) Funded as of June 22, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                   HUNTINGTON VA         HUNTINGTON VA
                                       INCOME               DIVIDEND
                                    EQUITY FUND           CAPTURE FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $31,721              $126,496
 Net realized gain (loss) on
  security transactions                     (623)             (117,761)
 Net realized gain on
  distributions                               --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            123,050               338,448
                                    ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             154,148               347,183
                                    ------------          ------------
UNIT TRANSACTIONS:
 Purchases                               127,215                66,454
 Net transfers                            25,082               464,089
 Surrenders for benefit
  payments and fees                     (345,851)             (824,992)
 Other transactions                          (35)                 (120)
 Death benefits                         (192,740)             (222,447)
 Net annuity transactions                     --                    --
                                    ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (386,329)             (517,016)
                                    ------------          ------------
 Net increase (decrease) in
  net assets                            (232,181)             (169,833)
NET ASSETS:
 Beginning of year                     2,841,022             6,813,766
                                    ------------          ------------
 End of year                          $2,608,841            $6,643,933
                                    ============          ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                        HUNTINGTON VA          HUNTINGTON VA         HUNTINGTON VA
                                  HUNTINGTON VA            MID CORP                 NEW                 ROTATING
                                   GROWTH FUND           AMERICA FUND          ECONOMY FUND           MARKETS FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(33,653)             $(55,782)              $(60,337)             $(21,424)
 Net realized gain (loss) on
  security transactions                   7,575                80,605               (156,961)              (26,813)
 Net realized gain on
  distributions                              --                    --                     --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (80,806)             (191,251)              (304,154)              118,741
                                   ------------          ------------          -------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (106,884)             (166,428)              (521,452)               70,504
                                   ------------          ------------          -------------          ------------
UNIT TRANSACTIONS:
 Purchases                               97,927                74,991                 30,700                 8,051
 Net transfers                          117,371              (176,219)              (125,318)              (20,685)
 Surrenders for benefit
  payments and fees                    (249,408)             (509,944)              (376,703)             (125,042)
 Other transactions                        (699)                 (186)                   (45)                    3
 Death benefits                        (123,061)              (67,513)               (39,863)               (1,463)
 Net annuity transactions                    --                    --                     --                    --
                                   ------------          ------------          -------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (157,870)             (678,871)              (511,229)             (139,136)
                                   ------------          ------------          -------------          ------------
 Net increase (decrease) in
  net assets                           (264,754)             (845,299)            (1,032,681)              (68,632)
NET ASSETS:
 Beginning of year                    2,648,146             4,680,851              4,179,212             1,463,766
                                   ------------          ------------          -------------          ------------
 End of year                         $2,383,392            $3,835,552             $3,146,531            $1,395,134
                                   ============          ============          =============          ============

                                   HUNTINGTON VA                               HUNTINGTON VA
                                   INTERNATIONAL         HUNTINGTON VA            MORTGAGE
                                    EQUITY FUND          MACRO 100 FUND       SECURITIES FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(22,218)             $(12,097)              $13,835
 Net realized gain (loss) on
  security transactions                    2,835               (34,060)               19,517
 Net realized gain on
  distributions                               --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (595,499)               12,562                86,664
                                   -------------          ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (614,882)              (33,595)              120,016
                                   -------------          ------------          ------------
UNIT TRANSACTIONS:
 Purchases                               144,031               121,044                90,446
 Net transfers                            27,833                (1,928)              201,111
 Surrenders for benefit
  payments and fees                     (448,232)             (141,011)             (305,016)
 Other transactions                          (52)                  (15)                   --
 Death benefits                         (225,765)               (9,916)             (138,680)
 Net annuity transactions                     --                    --                    --
                                   -------------          ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (502,185)              (31,826)             (152,139)
                                   -------------          ------------          ------------
 Net increase (decrease) in
  net assets                          (1,117,067)              (65,421)              (32,123)
NET ASSETS:
 Beginning of year                     5,294,304             1,372,231             3,164,414
                                   -------------          ------------          ------------
 End of year                          $4,177,237            $1,306,810            $3,132,291
                                   =============          ============          ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                            LORD ABBETT
                                    HUNTINGTON VA           FUNDAMENTAL
                                      SITUS FUND            EQUITY FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(99,476)                $(114)
 Net realized gain (loss) on
  security transactions                   124,392                 2,678
 Net realized gain on
  distributions                                --                25,365
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (143,908)                8,475
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             (118,992)               36,404
                                     ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                 66,125               716,082
 Net transfers                            (90,904)               50,477
 Surrenders for benefit
  payments and fees                      (670,160)               (1,944)
 Other transactions                           (67)                  (85)
 Death benefits                           (85,498)                   --
 Net annuity transactions                      --                    --
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (780,504)              764,530
                                     ------------            ----------
 Net increase (decrease) in
  net assets                             (899,496)              800,934
NET ASSETS:
 Beginning of year                      6,324,808                46,909
                                     ------------            ----------
 End of year                           $5,425,312              $847,843
                                     ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                     LORD ABBETT
                                    LORD ABBETT              LORD ABBETT              GROWTH AND
                                 CAPITAL STRUCTURE         BOND DEBENTURE               INCOME           MFS(R) CORE
                                        FUND                    FUND                     FUND           EQUITY SERIES
                                    SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $32,546                 $549,638                $(24,074)           $(58,315)
 Net realized gain (loss) on
  security transactions                    1,943                   51,934                  42,216            (250,183)
 Net realized gain on
  distributions                               --                   96,935                      --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (86,859)                (335,431)               (233,567)            126,380
                                    ------------            -------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (52,370)                 363,076                (215,425)           (182,118)
                                    ------------            -------------            ------------       -------------
UNIT TRANSACTIONS:
 Purchases                               145,889                  153,883                   2,299              26,678
 Net transfers                           356,941                 (306,546)                 18,248             454,976
 Surrenders for benefit
  payments and fees                     (120,347)                (727,678)               (142,542)         (1,207,141)
 Other transactions                            1                      792                      --                 711
 Death benefits                          (17,768)                (226,326)                     --            (284,455)
 Net annuity transactions                     --                       --                      --             (84,868)
                                    ------------            -------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      364,716               (1,105,875)               (121,995)         (1,094,099)
                                    ------------            -------------            ------------       -------------
 Net increase (decrease) in
  net assets                             312,346                 (742,799)               (337,420)         (1,276,217)
NET ASSETS:
 Beginning of year                     2,149,836               14,179,268               3,003,789           7,183,207
                                    ------------            -------------            ------------       -------------
 End of year                          $2,462,182              $13,436,469              $2,666,369          $5,906,990
                                    ============            =============            ============       =============


                                    MFS(R) GROWTH       MFS(R) GLOBAL        MFS(R) HIGH
                                       SERIES           EQUITY SERIES       INCOME SERIES
                                     SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(316,942)           $(71,227)          $5,318,926
 Net realized gain (loss) on
  security transactions                   526,888             204,301            1,789,105
 Net realized gain on
  distributions                                --                  --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (620,338)           (566,898)          (5,309,560)
                                    -------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (410,392)           (433,824)           1,798,471
                                    -------------       -------------       --------------
UNIT TRANSACTIONS:
 Purchases                                139,844              38,885              291,063
 Net transfers                          1,907,036             919,506               98,458
 Surrenders for benefit
  payments and fees                    (3,117,796)         (1,439,601)         (13,480,764)
 Other transactions                        (3,329)             (2,963)                (526)
 Death benefits                          (274,788)           (184,590)          (1,163,732)
 Net annuity transactions                  26,835                (730)              16,739
                                    -------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,322,198)           (669,493)         (14,238,762)
                                    -------------       -------------       --------------
 Net increase (decrease) in
  net assets                           (1,732,590)         (1,103,317)         (12,440,291)
NET ASSETS:
 Beginning of year                     20,809,080           7,529,613           83,392,896
                                    -------------       -------------       --------------
 End of year                          $19,076,490          $6,426,296          $70,952,605
                                    =============       =============       ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                 MFS(R) INVESTORS
                                      GROWTH           MFS(R) INVESTORS
                                   STOCK SERIES          TRUST SERIES
                                    SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(153,885)          $(1,036,028)
 Net realized gain (loss) on
  security transactions                  81,479             1,120,160
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (24,719)           (4,031,044)
                                    -----------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (97,125)           (3,946,912)
                                    -----------          ------------
UNIT TRANSACTIONS:
 Purchases                               27,561               634,316
 Net transfers                           74,027            (3,174,143)
 Surrenders for benefit
  payments and fees                  (2,067,698)          (15,408,386)
 Other transactions                        (681)                  807
 Death benefits                        (303,317)           (2,110,791)
 Net annuity transactions                28,000                 8,137
                                    -----------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  (2,242,108)          (20,050,060)
                                    -----------          ------------
 Net increase (decrease) in
  net assets                         (2,339,233)          (23,996,972)
NET ASSETS:
 Beginning of year                   13,639,006           130,100,977
                                    -----------          ------------
 End of year                        $11,299,773          $106,104,005
                                    ===========          ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  MFS(R) MID CAP          MFS(R) NEW       MFS(R) TOTAL       MFS(R) VALUE
                                  GROWTH SERIES        DISCOVERY SERIES    RETURN SERIES         SERIES
                                   SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(463,439)          $(1,430,579)        $3,073,081         $(291,904)
 Net realized gain (loss) on
  security transactions                 380,325             3,034,372         (4,127,993)          (61,366)
 Net realized gain on
  distributions                              --             9,054,836                 --           356,636
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (1,742,699)          (18,563,194)         1,110,548        (1,639,593)
                                   ------------          ------------      -------------      ------------
 Net increase (decrease) in
  net assets resulting from
  operations                         (1,825,813)           (7,904,565)            55,636        (1,636,227)
                                   ------------          ------------      -------------      ------------
UNIT TRANSACTIONS:
 Purchases                              138,174               312,553          2,313,175         1,636,417
 Net transfers                       (2,199,212)           (2,799,491)         3,554,526         2,479,869
 Surrenders for benefit
  payments and fees                  (4,176,286)          (10,625,916)       (49,396,840)      (10,673,234)
 Other transactions                        (733)               (6,863)             5,449            (1,595)
 Death benefits                        (469,606)           (1,497,120)        (6,368,361)       (1,062,493)
 Net annuity transactions                   206                47,623            (81,106)            1,419
                                   ------------          ------------      -------------      ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  (6,707,457)          (14,569,214)       (49,973,157)       (7,619,617)
                                   ------------          ------------      -------------      ------------
 Net increase (decrease) in
  net assets                         (8,533,270)          (22,473,779)       (49,917,521)       (9,255,844)
NET ASSETS:
 Beginning of year                   29,071,223            90,447,643        395,780,837        95,533,071
                                   ------------          ------------      -------------      ------------
 End of year                        $20,537,953           $67,973,864       $345,863,316       $86,277,227
                                   ============          ============      =============      ============

                                 MFS(R) RESEARCH       MFS(R) RESEARCH        MFS(R) RESEARCH
                                   BOND SERIES       INTERNATIONAL SERIES         SERIES
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $780,876               $46,064               $(49,790)
 Net realized gain (loss) on
  security transactions                435,886              (181,826)               173,681
 Net realized gain on
  distributions                        965,824                    --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        1,749,653            (2,641,415)              (222,200)
                                   -----------           -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                         3,932,239            (2,777,177)               (98,309)
                                   -----------           -----------            -----------
UNIT TRANSACTIONS:
 Purchases                           2,575,667               102,726                 38,882
 Net transfers                      11,082,290             1,173,778                412,635
 Surrenders for benefit
  payments and fees                (10,114,482)           (2,246,084)              (985,833)
 Other transactions                       (222)                 (370)                  (110)
 Death benefits                     (1,035,686)             (296,352)               (30,992)
 Net annuity transactions               (2,946)                 (526)                    --
                                   -----------           -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  2,504,621            (1,266,828)              (565,418)
                                   -----------           -----------            -----------
 Net increase (decrease) in
  net assets                         6,436,860            (4,044,005)              (663,727)
NET ASSETS:
 Beginning of year                  79,300,456            24,340,466              5,453,876
                                   -----------           -----------            -----------
 End of year                       $85,737,316           $20,296,461             $4,790,149
                                   ===========           ===========            ===========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                 BLACKROCK                 BLACKROCK
                                                  GLOBAL                    GLOBAL
                                           ALLOCATION V.I. FUND     OPPORTUNITIES V.I. FUND
                                             SUB-ACCOUNT (14)             SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                         $378                     $(363)
 Net realized gain (loss) on security
  transactions                                          --                     1,568
 Net realized gain on distributions                    363                        --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                            (601)                   (4,662)
                                                 ---------                 ---------
 Net increase (decrease) in net assets
  resulting from operations                            140                    (3,457)
                                                 ---------                 ---------
UNIT TRANSACTIONS:
 Purchases                                           8,556                        --
 Net transfers                                       9,679                       569
 Surrenders for benefit payments and
  fees                                                  --                    (7,696)
 Other transactions                                     --                        --
 Death benefits                                         --                        --
 Net annuity transactions                               --                        --
                                                 ---------                 ---------
 Net increase (decrease) in net assets
  resulting from unit transactions                  18,235                    (7,127)
                                                 ---------                 ---------
 Net increase (decrease) in net assets              18,375                   (10,584)
NET ASSETS:
 Beginning of year                                      --                    29,387
                                                 ---------                 ---------
 End of year                                       $18,375                   $18,803
                                                 =========                 =========

(14) Funded as of August 5, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                             INVESCO
                                     BLACKROCK               BLACKROCK               UIF MID CAP         VAN KAMPEN V.I.
                                     LARGE CAP                 EQUITY                   GROWTH               MID CAP
                                  GROWTH V.I. FUND       DIVIDEND V.I. FUND           PORTFOLIO            VALUE FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT (33)           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(5,271)                   $537                  $(40,902)             $(8,977)
 Net realized gain (loss) on
  security transactions                  15,192                     636                    54,264               39,110
 Net realized gain on
  distributions                             983                     683                     1,214                   --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        (7,535)                  2,410                  (334,617)             (44,625)
                                     ----------              ----------              ------------          -----------
 Net increase (decrease) in net
  assets resulting from
  operations                              3,369                   4,266                  (320,041)             (14,492)
                                     ----------              ----------              ------------          -----------
UNIT TRANSACTIONS:
 Purchases                                   --                 114,734                    17,754                2,118
 Net transfers                           (4,703)                 10,163                   469,988             (148,946)
 Surrenders for benefit
  payments and fees                     (31,081)                (14,144)                 (220,344)             (29,919)
 Other transactions                          --                      (2)                      (42)                   5
 Death benefits                              --                      --                   (23,606)              (4,781)
 Net annuity transactions                    --                      --                    28,174                   --
                                     ----------              ----------              ------------          -----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                          (35,784)                110,751                   271,924             (181,523)
                                     ----------              ----------              ------------          -----------
 Net increase (decrease) in net
  assets                                (32,415)                115,017                   (48,117)            (196,015)
NET ASSETS:
 Beginning of year                      450,737                      --                 2,711,084              939,652
                                     ----------              ----------              ------------          -----------
 End of year                           $418,322                $115,017                $2,662,967             $743,637
                                     ==========              ==========              ============          ===========

                                                         MORGAN STANLEY      MORGAN STANLEY --
                                  MORGAN STANLEY --        MULTI CAP              MID CAP
                                     FOCUS GROWTH            GROWTH                GROWTH
                                      PORTFOLIO            PORTFOLIO             PORTFOLIO
                                   SUB-ACCOUNT (16)     SUB-ACCOUNT (17)        SUB-ACCOUNT
-------------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(50)              $(3,831)              $(1,985)
 Net realized gain (loss) on
  security transactions                   1,366                 7,930                   174
 Net realized gain on
  distributions                              --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          (937)              (21,896)              (28,496)
                                       --------            ----------            ----------
 Net increase (decrease) in net
  assets resulting from
  operations                                379               (17,797)              (30,307)
                                       --------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                   --                   216                   432
 Net transfers                               --                (9,305)              163,528
 Surrenders for benefit
  payments and fees                          --               (25,723)               (9,114)
 Other transactions                         (55)                   --                   (22)
 Death benefits                          (6,839)               (6,863)               (3,629)
 Net annuity transactions                    --                    --                    --
                                       --------            ----------            ----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                           (6,894)              (41,675)              151,195
                                       --------            ----------            ----------
 Net increase (decrease) in net
  assets                                 (6,515)              (59,472)              120,888
NET ASSETS:
 Beginning of year                        6,515               221,757                23,302
                                       --------            ----------            ----------
 End of year                               $ --              $162,285              $144,190
                                       ========            ==========            ==========

(16) Not Funded as of December 31, 2011.

(17) Formerly Morgan Stanley -- Capital Opportunities Portfolio. Change effective April 29, 2011.

(33) Funded as of August 3, 2011. Formerly BlackRock Utilities and Telecommunications V.I. Fund. Change effective October 1, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                            MTB MANAGED
                                  MORGAN STANLEY --         ALLOCATION
                                   FLEXIBLE INCOME       FUND -- MODERATE
                                      PORTFOLIO              GROWTH II
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $2,007                    $80
 Net realized gain (loss) on
  security transactions                      57                     24
 Net realized gain on
  distributions                              --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              (635)                (1,230)
                                      ---------              ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              1,429                 (1,126)
                                      ---------              ---------
UNIT TRANSACTIONS:
 Purchases                                   --                     --
 Net transfers                           31,614                     --
 Surrenders for benefit
  payments and fees                        (370)                    --
 Other transactions                          --                     --
 Death benefits                              --                     --
 Net annuity transactions                    --                     --
                                      ---------              ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      31,244                     --
                                      ---------              ---------
 Net increase (decrease) in
  net assets                             32,673                 (1,126)
NET ASSETS:
 Beginning of year                       43,883                 16,865
                                      ---------              ---------
 End of year                            $76,556                $15,739
                                      =========              =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            COLUMBIA VARIABLE                                 COLUMBIA VARIABLE
                                      BLACKROCK               PORTFOLIO --           COLUMBIA VARIABLE          PORTFOLIO --
                                       CAPITAL            MARSICO INTERNATIONAL        PORTFOLIO --            MARSICO FOCUSED
                                APPRECIATION V.I. FUND     OPPORTUNITIES FUND        HIGH INCOME FUND           EQUITIES FUND
                                   SUB-ACCOUNT (15)         SUB-ACCOUNT (18)         SUB-ACCOUNT (19)         SUB-ACCOUNT (20)
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $173                  $(152,815)                $619,045                $(161,130)
 Net realized gain (loss) on
  security transactions                      391                    488,710                   44,629                  575,073
 Net realized gain on
  distributions                            2,504                         --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (3,757)                (2,551,406)                (157,468)                (850,516)
                                      ----------              -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                                (689)                (2,215,511)                 506,206                 (436,573)
                                      ----------              -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                               108,360                     13,265                    3,452                    5,730
 Net transfers                            13,617                   (297,608)                  99,881                 (369,689)
 Surrenders for benefit
  payments and fees                      (12,944)                (2,317,629)              (1,771,681)              (1,784,087)
 Other transactions                           (9)                        20                      (37)                     308
 Death benefits                               --                   (106,449)                (189,474)                (210,224)
 Net annuity transactions                     --                         --                       --                    8,000
                                      ----------              -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      109,024                 (2,708,401)              (1,857,859)              (2,349,962)
                                      ----------              -------------            -------------            -------------
 Net increase (decrease) in
  net assets                             108,335                 (4,923,912)              (1,351,653)              (2,786,535)
NET ASSETS:
 Beginning of year                            --                 14,070,397               12,341,363               11,249,183
                                      ----------              -------------            -------------            -------------
 End of year                            $108,335                 $9,146,485              $10,989,710               $8,462,648
                                      ==========              =============            =============            =============

                                 COLUMBIA VARIABLE        COLUMBIA VARIABLE        COLUMBIA VARIABLE
                                    PORTFOLIO --            PORTFOLIO --             PORTFOLIO --
                                  ASSET ALLOCATION             MARSICO               MARSICO 21ST
                                        FUND                 GROWTH FUND             CENTURY FUND
                                  SUB-ACCOUNT (21)        SUB-ACCOUNT (22)         SUB-ACCOUNT (23)
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $20,151                $(155,758)                $(57,752)
 Net realized gain (loss) on
  security transactions                  (72,149)                 842,220                  271,119
 Net realized gain on
  distributions                               --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (50,614)              (1,063,044)                (599,690)
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (102,612)                (376,582)                (386,323)
                                    ------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                    --                   11,623                      600
 Net transfers                           498,490                 (371,405)                (134,171)
 Surrenders for benefit
  payments and fees                     (294,764)              (1,407,706)                (524,520)
 Other transactions                           (9)                     (15)                     (16)
 Death benefits                           (9,475)                (121,503)                 (66,722)
 Net annuity transactions                     --                       --                       --
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      194,242               (1,889,006)                (724,829)
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets                              91,630               (2,265,588)              (1,111,152)
NET ASSETS:
 Beginning of year                     4,207,927                9,759,600                3,298,915
                                    ------------            -------------            -------------
 End of year                          $4,299,557               $7,494,012               $2,187,763
                                    ============            =============            =============

(15) Funded as of August 3, 2011.

(18) Formerly Columbia Marsico International Opportunities VS Fund. Change effective May 2, 2011.

(19) Formerly Columbia High Yield VS Fund. Change effective May 2, 2011.

(20) Formerly Columbia Marsico Focused Equities VS Fund. Change effective May 2, 2011.

(21) Formerly Columbia Asset Allocation Fund VS. Change effective May 2, 2011.

(22) Formerly Columbia Marsico Growth VS Fund. Change effective May 2, 2011.

(23) Formerly Columbia Marsico 21st Century VS Fund. Change effective May 2,
     2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                   COLUMBIA VARIABLE        COLUMBIA VARIABLE
                                     PORTFOLIO --             PORTFOLIO --
                                        MID CAP            DIVERSIFIED EQUITY
                                      GROWTH FUND              INCOME FUND
                                   SUB-ACCOUNT (24)        SUB-ACCOUNT (3)(25)
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(271,966)                 $(9,050)
 Net realized gain (loss) on
  security transactions                    960,343               (4,810,974)
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (1,423,284)               3,759,822
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              (734,907)              (1,060,202)
                                     -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  13,513                   10,699
 Net transfers                          (1,078,972)                 (46,187)
 Surrenders for benefit
  payments and fees                     (2,117,707)              (1,952,667)
 Other transactions                            399                      225
 Death benefits                            (76,591)                (281,110)
 Net annuity transactions                       --                       --
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (3,259,358)              (2,269,040)
                                     -------------            -------------
 Net increase (decrease) in
  net assets                            (3,994,265)              (3,329,242)
NET ASSETS:
 Beginning of year                      14,564,931               13,575,744
                                     -------------            -------------
 End of year                           $10,570,666              $10,246,502
                                     =============            =============

(3)  Funded as of April 29, 2011.

(24) Formerly Columbia Marsico Midcap Growth VS Fund. Change effective May 2, 2011.

(25) Effective April 29, 2011 Columbia Large Cap Value VS Fund merged with Columbia Variable Portfolio -- Diversified Equity Income Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    OPPENHEIMER                                                             OPPENHEIMER
                                      CAPITAL               OPPENHEIMER             OPPENHEIMER             MAIN STREET
                                   APPRECIATION          GLOBAL SECURITIES          MAIN STREET           SMALL- & MID-CAP
                                      FUND/VA                 FUND/VA                FUND(R)/VA               FUND/VA
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT (26)
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(6,610)                $(43,327)               $(11,067)               $(74,519)
 Net realized gain (loss) on
  security transactions                   7,954                  247,204                  13,151                 410,263
 Net realized gain on
  distributions                              --                       --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (18,165)                (952,224)                (36,055)               (500,262)
                                    -----------            -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (16,821)                (748,347)                (33,971)               (164,518)
                                    -----------            -------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                4,233                   59,161                  23,600                  28,877
 Net transfers                          (63,095)                (237,943)                (43,617)               (281,431)
 Surrenders for benefit
  payments and fees                     (32,507)                (400,260)                (69,211)               (294,560)
 Other transactions                           3                   (1,046)                    (18)                      8
 Death benefits                              --                   (3,640)                 (9,705)                (62,004)
 Net annuity transactions                    --                       --                      --                      --
                                    -----------            -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (91,366)                (583,728)                (98,951)               (609,110)
                                    -----------            -------------            ------------            ------------
 Net increase (decrease) in
  net assets                           (108,187)              (1,332,075)               (132,922)               (773,628)
NET ASSETS:
 Beginning of year                      540,945                7,996,757               1,153,987               6,773,021
                                    -----------            -------------            ------------            ------------
 End of year                           $432,758               $6,664,682              $1,021,065              $5,999,393
                                    ===========            =============            ============            ============


                                   OPPENHEIMER         PUTNAM VT              PUTNAM VT
                                      VALUE           DIVERSIFIED            GLOBAL ASSET
                                     FUND/VA          INCOME FUND          ALLOCATION FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,264)         $1,801,880               $15,244
 Net realized gain (loss) on
  security transactions                    513            (111,209)                  953
 Net realized gain on
  distributions                             --                  --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (11,056)         (2,797,776)              (32,212)
                                    ----------       -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           (11,807)         (1,107,105)              (16,015)
                                    ----------       -------------            ----------
UNIT TRANSACTIONS:
 Purchases                              14,850             791,935                33,983
 Net transfers                          11,933             (26,032)               69,290
 Surrenders for benefit
  payments and fees                    (12,082)         (1,036,259)              (11,900)
 Other transactions                         --                 391                    --
 Death benefits                             --            (237,203)                   --
 Net annuity transactions                   --                  --                    --
                                    ----------       -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     14,701            (507,168)               91,373
                                    ----------       -------------            ----------
 Net increase (decrease) in
  net assets                             2,894          (1,614,273)               75,358
NET ASSETS:
 Beginning of year                     187,255          21,958,810               627,010
                                    ----------       -------------            ----------
 End of year                          $190,149         $20,344,537              $702,368
                                    ==========       =============            ==========

(26) Formerly Oppenheimer Main Street Small Cap Fund(R)/VA. Change effective April 29, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     PUTNAM VT             PUTNAM VT
                                   INTERNATIONAL         INTERNATIONAL
                                     VALUE FUND           EQUITY FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(246)               $3,374
 Net realized gain (loss) on
  security transactions                    (419)                   56
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (35,479)              (69,649)
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (36,144)              (66,219)
                                     ----------            ----------
UNIT TRANSACTIONS:
 Purchases                               89,372                32,263
 Net transfers                           99,000                40,403
 Surrenders for benefit
  payments and fees                      (5,581)              (13,104)
 Other transactions                         394                    --
 Death benefits                              --                    --
 Net annuity transactions                    --                    --
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     183,185                59,562
                                     ----------            ----------
 Net increase (decrease) in
  net assets                            147,041                (6,657)
NET ASSETS:
 Beginning of year                       80,957               301,731
                                     ----------            ----------
 End of year                           $227,998              $295,074
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                   JPMORGAN
                                                        PUTNAM VT                               INSURANCE TRUST
                                   PUTNAM VT            SMALL CAP            PUTNAM VT             CORE BOND
                                 INVESTORS FUND         VALUE FUND          VOYAGER FUND        PORTFOLIO -- 1
                                SUB-ACCOUNT (27)       SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(131)             $(19,931)              $(529)            $3,693,211
 Net realized gain (loss) on
  security transactions                    --                 7,776                  56                671,164
 Net realized gain on
  distributions                            --                    --                  --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           5,082               (11,163)            (11,612)               824,078
                                   ----------          ------------          ----------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            4,951               (23,318)            (12,085)             5,188,453
                                   ----------          ------------          ----------          -------------
UNIT TRANSACTIONS:
 Purchases                                 --                61,382             193,958                253,352
 Net transfers                        386,396             1,898,484             497,642              1,698,343
 Surrenders for benefit
  payments and fees                        --               (19,235)               (229)            (7,693,247)
 Other transactions                        --                    --                   1                    (99)
 Death benefits                            --                (4,645)                 --             (2,029,776)
 Net annuity transactions                  --                    --                  --                     --
                                   ----------          ------------          ----------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   386,396             1,935,986             691,372             (7,771,427)
                                   ----------          ------------          ----------          -------------
 Net increase (decrease) in
  net assets                          391,347             1,912,668             679,287             (2,582,974)
NET ASSETS:
 Beginning of year                         --               310,558              11,236             90,515,342
                                   ----------          ------------          ----------          -------------
 End of year                         $391,347            $2,223,226            $690,523            $87,932,368
                                   ==========          ============          ==========          =============

                                     JPMORGAN               JPMORGAN               JPMORGAN
                                  INSURANCE TRUST        INSURANCE TRUST        INSURANCE TRUST
                                    U.S. EQUITY         INTREPID MID CAP         EQUITY INDEX
                                  PORTFOLIO -- 1         PORTFOLIO -- 1         PORTFOLIO -- 1
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(35,177)              $(72,542)               $57,309
 Net realized gain (loss) on
  security transactions                     (266)               (21,890)              (260,654)
 Net realized gain on
  distributions                               --                     --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (236,733)               (94,563)               401,797
                                   -------------          -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (272,176)              (188,995)               198,452
                                   -------------          -------------          -------------
UNIT TRANSACTIONS:
 Purchases                                43,298                 52,356                149,110
 Net transfers                          (261,583)              (178,109)            (1,654,491)
 Surrenders for benefit
  payments and fees                     (634,580)              (636,349)            (2,566,438)
 Other transactions                           17                     (5)                    29
 Death benefits                         (106,154)              (124,693)              (522,159)
 Net annuity transactions                     --                     --                     --
                                   -------------          -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (959,002)              (886,800)            (4,593,949)
                                   -------------          -------------          -------------
 Net increase (decrease) in
  net assets                          (1,231,178)            (1,075,795)            (4,395,497)
NET ASSETS:
 Beginning of year                     9,668,261             10,115,535             39,745,472
                                   -------------          -------------          -------------
 End of year                          $8,437,083             $9,039,740            $35,349,975
                                   =============          =============          =============

(27) Funded as of December 12, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      JPMORGAN              JPMORGAN
                                  INSURANCE TRUST        INSURANCE TRUST
                                  INTREPID GROWTH        MID CAP GROWTH
                                   PORTFOLIO -- 1        PORTFOLIO -- 1
                                    SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(20,081)             $(181,790)
 Net realized gain (loss) on
  security transactions                   44,327               (221,521)
 Net realized gain on
  distributions                               --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              7,547               (453,008)
                                    ------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              31,793               (856,319)
                                    ------------          -------------
UNIT TRANSACTIONS:
 Purchases                                 2,142                 40,062
 Net transfers                          (117,636)                55,747
 Surrenders for benefit
  payments and fees                     (195,330)              (931,814)
 Other transactions                          129                   (128)
 Death benefits                          (24,718)              (144,183)
 Net annuity transactions                     --                     --
                                    ------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (335,413)              (980,316)
                                    ------------          -------------
 Net increase (decrease) in
  net assets                            (303,620)            (1,836,635)
NET ASSETS:
 Beginning of year                     3,936,629             11,817,527
                                    ------------          -------------
 End of year                          $3,633,009             $9,980,892
                                    ============          =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     JPMORGAN
                                  INSURANCE TRUST         PUTNAM VT             PIMCO               PIMCO
                                   MID CAP VALUE            EQUITY            ALL ASSET        EQS PATHFINDER
                                  PORTFOLIO -- 1         INCOME FUND          PORTFOLIO           PORTFOLIO
                                    SUB-ACCOUNT        SUB-ACCOUNT (28)    SUB-ACCOUNT (29)   SUB-ACCOUNT (15)
---------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(23,810)              $(166)             $4,492               $(64)
 Net realized gain (loss) on
  security transactions                 (262,675)                  1                  (2)               284
 Net realized gain on
  distributions                               --                  --                  --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            338,562               9,294              (5,055)               (90)
                                   -------------          ----------          ----------          ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              52,077               9,129                (565)               130
                                   -------------          ----------          ----------          ---------
UNIT TRANSACTIONS:
 Purchases                                50,387                  --             110,717             95,612
 Net transfers                          (559,470)            417,501               3,540             11,776
 Surrenders for benefit
  payments and fees                     (795,266)                 --                  --            (11,381)
 Other transactions                          129                  --                  --                 (3)
 Death benefits                          (67,156)                 --                  --                 --
 Net annuity transactions                     --                  --                  --                 --
                                   -------------          ----------          ----------          ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (1,371,376)            417,501             114,257             96,004
                                   -------------          ----------          ----------          ---------
 Net increase (decrease) in
  net assets                          (1,319,299)            426,630             113,692             96,134
NET ASSETS:
 Beginning of year                     8,545,963                  --                  --                 --
                                   -------------          ----------          ----------          ---------
 End of year                          $7,226,664            $426,630            $113,692            $96,134
                                   =============          ==========          ==========          =========


                                 JENNISON 20/20                            PRUDENTIAL
                                     FOCUS              JENNISON              VALUE
                                   PORTFOLIO            PORTFOLIO           PORTFOLIO
                                  SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(2,763)             $(4,396)             $(939)
 Net realized gain (loss) on
  security transactions                 4,192               (4,352)              (466)
 Net realized gain on
  distributions                            --                   --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (9,572)               7,250             (4,292)
                                   ----------          -----------          ---------
 Net increase (decrease) in
  net assets resulting from
  operations                           (8,143)              (1,498)            (5,697)
                                   ----------          -----------          ---------
UNIT TRANSACTIONS:
 Purchases                                 --                   --                 --
 Net transfers                             --               (9,028)                 8
 Surrenders for benefit
  payments and fees                   (25,598)            (126,511)            (7,995)
 Other transactions                        (1)                  --                  1
 Death benefits                            --                   --                 --
 Net annuity transactions                  --               37,659                 --
                                   ----------          -----------          ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (25,599)             (97,880)            (7,986)
                                   ----------          -----------          ---------
 Net increase (decrease) in
  net assets                          (33,742)             (99,378)           (13,683)
NET ASSETS:
 Beginning of year                    183,943              295,574             89,904
                                   ----------          -----------          ---------
 End of year                         $150,201             $196,196            $76,221
                                   ==========          ===========          =========

(15) Funded as of August 3, 2011.

(28) Funded as of June 21, 2011.

(29) Funded as of August 29, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    PRUDENTIAL          LEGG MASON
                                      SERIES            CLEARBRIDGE
                                  INTERNATIONAL       VARIABLE EQUITY
                                      GROWTH          INCOME BUILDER
                                    PORTFOLIO            PORTFOLIO
                                   SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(71)              $1,055
 Net realized gain (loss) on
  security transactions                  (802)             (12,202)
 Net realized gain on
  distributions                            --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (195)              14,787
                                     --------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                           (1,068)               3,640
                                     --------            ---------
UNIT TRANSACTIONS:
 Purchases                                 --                   --
 Net transfers                             --                2,685
 Surrenders for benefit
  payments and fees                    (1,753)              (9,346)
 Other transactions                        23                   --
 Death benefits                            --              (21,170)
 Net annuity transactions                  --                   --
                                     --------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,730)             (27,831)
                                     --------            ---------
 Net increase (decrease) in
  net assets                           (2,798)             (24,191)
NET ASSETS:
 Beginning of year                      6,456               83,764
                                     --------            ---------
 End of year                           $3,658              $59,573
                                     ========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    LEGG MASON            LEGG MASON
                               CLEARBRIDGE VARIABLE      WESTERN ASSET          LEGG MASON              INVESCO
                                    FUNDAMENTAL         VARIABLE GLOBAL    CLEARBRIDGE VARIABLE     VAN KAMPEN V.I.
                                   ALL CAP VALUE        HIGH YIELD BOND      LARGE CAP VALUE           GROWTH AND
                                     PORTFOLIO             PORTFOLIO            PORTFOLIO             INCOME FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(1,259)              $3,746                $2,404                 $(6,608)
 Net realized gain (loss) on
  security transactions                 (37,104)              (1,271)               (1,080)                 15,484
 Net realized gain on
  distributions                              --                   --                    --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (13,339)              (2,649)                9,456                 (59,164)
                                    -----------            ---------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (51,702)                (174)               10,780                 (50,288)
                                    -----------            ---------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                                   --                   --                    --                   8,513
 Net transfers                          (26,994)              (1,369)               (2,505)                (49,449)
 Surrenders for benefit
  payments and fees                    (163,253)              (4,230)              (17,218)                (79,466)
 Other transactions                          (1)                  --                    (1)                     44
 Death benefits                         (17,612)             (18,787)              (14,323)                (10,379)
 Net annuity transactions                    --                   --                    --                      --
                                    -----------            ---------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (207,860)             (24,386)              (34,047)               (130,737)
                                    -----------            ---------            ----------            ------------
 Net increase (decrease) in
  net assets                           (259,562)             (24,560)              (23,267)               (181,025)
NET ASSETS:
 Beginning of year                      972,469               82,118               324,250               1,685,931
                                    -----------            ---------            ----------            ------------
 End of year                           $712,907              $57,558              $300,983              $1,504,906
                                    ===========            =========            ==========            ============


                                                             INVESCO              WELLS FARGO
                                     INVESCO             VAN KAMPEN V.I.         ADVANTAGE VT
                                 VAN KAMPEN V.I.             CAPITAL              INDEX ASSET
                                  COMSTOCK FUND            GROWTH FUND          ALLOCATION FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT (3)(30)        SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(2,344)               $(231,250)                $159
 Net realized gain (loss) on
  security transactions                 (2,723)               2,758,855                    7
 Net realized gain on
  distributions                             --                       --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (10,235)              (3,513,655)                 382
                                    ----------            -------------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                           (15,302)                (986,050)                 548
                                    ----------            -------------            ---------
UNIT TRANSACTIONS:
 Purchases                                  --                  131,693                   --
 Net transfers                            (228)               1,277,250                   --
 Surrenders for benefit
  payments and fees                     (9,625)              (3,014,363)                  --
 Other transactions                         --                     (670)                  --
 Death benefits                             --                 (264,583)                  --
 Net annuity transactions                   --                    8,430                   --
                                    ----------            -------------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (9,853)              (1,862,243)                  --
                                    ----------            -------------            ---------
 Net increase (decrease) in
  net assets                           (25,155)              (2,848,293)                 548
NET ASSETS:
 Beginning of year                     391,939               13,952,802               12,090
                                    ----------            -------------            ---------
 End of year                          $366,784              $11,104,509              $12,638
                                    ==========            =============            =========

(3)  Funded as of April 29, 2011.

(30) Effective April 29, 2011 Invesco V.I. Large Cap Growth Fund merged with Invesco Van Kampen V.I. Capital Growth Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    WELLS FARGO          WELLS FARGO
                                   ADVANTAGE VT         ADVANTAGE VT
                                   TOTAL RETURN           INTRINSIC
                                     BOND FUND           VALUE FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $137                $(310)
 Net realized gain (loss) on
  security transactions                     --                  441
 Net realized gain on
  distributions                            417                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              139               (1,042)
                                     ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                               693                 (911)
                                     ---------            ---------
UNIT TRANSACTIONS:
 Purchases                                  --                   --
 Net transfers                              --                 (160)
 Surrenders for benefit
  payments and fees                         --               (1,842)
 Other transactions                          1                   --
 Death benefits                             --                   --
 Net annuity transactions                   --                   --
                                     ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                          1               (2,002)
                                     ---------            ---------
 Net increase (decrease) in
  net assets                               694               (2,913)
NET ASSETS:
 Beginning of year                      10,108               28,778
                                     ---------            ---------
 End of year                           $10,802              $25,865
                                     =========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    WELLS FARGO             WELLS FARGO
                                    ADVANTAGE VT            ADVANTAGE VT          WELLS FARGO
                                   INTERNATIONAL             SMALL CAP           ADVANTAGE VT
                                    EQUITY FUND             GROWTH FUND         DISCOVERY FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(21,084)               $(31,207)              $(54)
 Net realized gain (loss) on
  security transactions                   18,721                  63,732                 12
 Net realized gain on
  distributions                           78,127                      --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (330,942)               (133,543)               (10)
                                    ------------            ------------            -------
 Net increase (decrease) in
  net assets resulting from
  operations                            (255,178)               (101,018)               (52)
                                    ------------            ------------            -------
UNIT TRANSACTIONS:
 Purchases                                 2,026                   3,167                600
 Net transfers                            75,904                 122,187                 --
 Surrenders for benefit
  payments and fees                     (177,279)               (190,186)               (18)
 Other transactions                          (13)                     (1)                --
 Death benefits                           (5,889)                (18,861)                --
 Net annuity transactions                     --                    (456)                --
                                    ------------            ------------            -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (105,251)                (84,150)               582
                                    ------------            ------------            -------
 Net increase (decrease) in
  net assets                            (360,429)               (185,168)               530
NET ASSETS:
 Beginning of year                     1,896,864               1,871,368              3,469
                                    ------------            ------------            -------
 End of year                          $1,536,435              $1,686,200             $3,999
                                    ============            ============            =======

                                     WELLS FARGO
                                    ADVANTAGE VT              WELLS FARGO
                                      SMALL CAP              ADVANTAGE VT
                                     VALUE FUND            OPPORTUNITY FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT (31)(32)
-----------------------------  ------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(135,882)                $(44,831)
 Net realized gain (loss) on
  security transactions                   461,016               (1,091,645)
 Net realized gain on
  distributions                                --                2,355,869
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (1,646,698)              (1,891,248)
                                    -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (1,321,564)                (671,855)
                                    -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 73,865                  300,610
 Net transfers                           (347,149)                 (27,039)
 Surrenders for benefit
  payments and fees                    (1,658,559)                (563,174)
 Other transactions                           337                     (101)
 Death benefits                          (265,428)                (122,337)
 Net annuity transactions                    (381)                      --
                                    -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (2,197,315)                (412,041)
                                    -------------            -------------
 Net increase (decrease) in
  net assets                           (3,518,879)              (1,083,896)
NET ASSETS:
 Beginning of year                     17,086,708               10,242,225
                                    -------------            -------------
 End of year                          $13,567,829               $9,158,329
                                    =============            =============

(31) Funded as of January 21, 2011.

(32) Effective August 26, 2011 Wells Fargo Advantage VT Core Equity Fund merged with Wells Fargo Advantage VT Opportunity Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                    BALANCED WEALTH            INTERNATIONAL
                                   STRATEGY PORTFOLIO         VALUE PORTFOLIO
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $34,494                   $92,257
 Net realized gain (loss) on
  security transactions                     17,941                    99,499
 Net realized gain on
  distributions                                 --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              341,554                   155,563
                                      ------------              ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               393,989                   347,319
                                      ------------              ------------
UNIT TRANSACTIONS:
 Purchases                                 842,898                   164,549
 Net transfers                             634,955                   720,153
 Surrenders for benefit
  payments and fees                       (498,634)                 (504,923)
 Other                                          --                        --
 Net annuity transactions                       --                        --
                                      ------------              ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        979,219                   379,779
                                      ------------              ------------
 Net increase (decrease) in
  net assets                             1,373,208                   727,098
NET ASSETS:
 Beginning of year                       3,492,638                 7,804,286
                                      ------------              ------------
 End of year                            $4,865,846                $8,531,384
                                      ============              ============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                ALLIANCEBERNSTEIN VPS                               ALLIANCEBERNSTEIN VPS         INVESCO V.I.
                                    SMALL/MID-CAP         ALLIANCEBERNSTEIN VPS         INTERNATIONAL                 BASIC
                                   VALUE PORTFOLIO           VALUE PORTFOLIO           GROWTH PORTFOLIO            VALUE FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT (1)
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(19,004)                    $148                     $1,323                 $(522,806)
 Net realized gain (loss) on
  security transactions                     1,578                    6,821                      9,859                 1,856,323
 Net realized gain on
  distributions                                --                       --                         --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             314,712                    6,928                    121,078                   373,672
                                     ------------               ----------               ------------             -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              297,286                   13,897                    132,260                 1,707,189
                                     ------------               ----------               ------------             -------------
UNIT TRANSACTIONS:
 Purchases                                234,888                    5,793                    108,539                   311,796
 Net transfers                            417,155                   30,079                     90,870                (1,155,203)
 Surrenders for benefit
  payments and fees                      (131,013)                 (13,686)                  (131,111)               (6,853,576)
 Other                                         --                       --                         --                        --
 Net annuity transactions                      --                       --                         --                     6,412
                                     ------------               ----------               ------------             -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       521,030                   22,186                     68,298                (7,690,571)
                                     ------------               ----------               ------------             -------------
 Net increase (decrease) in
  net assets                              818,316                   36,083                    200,558                (5,983,382)
NET ASSETS:
 Beginning of year                        986,265                  138,231                  1,187,403                44,576,240
                                     ------------               ----------               ------------             -------------
 End of year                           $1,804,581                 $174,314                 $1,387,961               $38,592,858
                                     ============               ==========               ============             =============

                                    INVESCO V.I.              INVESCO V.I.              INVESCO V.I.
                                       CAPITAL                    CORE                   GOVERNMENT
                                  APPRECIATION FUND           EQUITY FUND             SECURITIES FUND
                                   SUB-ACCOUNT (2)          SUB-ACCOUNT (3)           SUB-ACCOUNT (4)
-----------------------------  ---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(249,038)                $(698,187)               $9,435,941
 Net realized gain (loss) on
  security transactions                  (178,874)                  279,872                   865,948
 Net realized gain on
  distributions                                --                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           2,873,876                 6,204,855                 1,318,346
                                    -------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            2,445,964                 5,786,540                11,620,235
                                    -------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                              1,498,471                   421,709                 1,924,806
 Net transfers                         (1,913,681)                  370,103                10,428,398
 Surrenders for benefit
  payments and fees                    (2,665,986)              (10,501,781)              (44,995,409)
 Other                                         --                        --                        --
 Net annuity transactions                      --                    (3,197)                   52,574
                                    -------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (3,081,196)               (9,713,166)              (32,589,631)
                                    -------------            --------------            --------------
 Net increase (decrease) in
  net assets                             (635,232)               (3,926,626)              (20,969,396)
NET ASSETS:
 Beginning of year                     21,741,343                84,019,331               330,327,193
                                    -------------            --------------            --------------
 End of year                          $21,106,111               $80,092,705              $309,357,797
                                    =============            ==============            ==============

(1)  Formerly AIM V.I. Basic Value Fund. Change effective April 30, 2010.

(2)  Formerly AIM V.I. Capital Appreciation Fund. Change effective April 30,
     2010.

(3)  Formerly AIM V.I. Core Equity Fund. Change effective April 30, 2010.

(4)  Formerly AIM V.I. Government Securities Fund. Change effective April 30,
     2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     INVESCO V.I.            INVESCO V. I.
                                         HIGH                INTERNATIONAL
                                      YIELD FUND              GROWTH FUND
                                   SUB-ACCOUNT (5)          SUB-ACCOUNT (6)
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $123,225                 $400,463
 Net realized gain (loss) on
  security transactions                    12,725                 (976,547)
 Net realized gain on
  distributions                                --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              20,736                8,145,899
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              156,686                7,569,815
                                     ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                     --                1,265,059
 Net transfers                            353,702               (1,102,118)
 Surrenders for benefit
  payments and fees                       (90,556)              (6,008,023)
 Other                                         --                       --
 Net annuity transactions                      --                      (58)
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       263,146               (5,845,140)
                                     ------------            -------------
 Net increase (decrease) in
  net assets                              419,832                1,724,675
NET ASSETS:
 Beginning of year                      1,120,889               74,364,837
                                     ------------            -------------
 End of year                           $1,540,721              $76,089,512
                                     ============            =============

(5)  Formerly AIM V.I. High Yield Fund. Change effective April 30, 2010.

(6)  Formerly AIM V.I. International Growth Fund. Change effective April 30,
     2010.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     INVESCO V.I.             INVESCO V.I.             INVESCO V.I.             INVESCO V.I.
                                     MID CAP CORE               SMALL CAP                LARGE CAP                CAPITAL
                                     EQUITY FUND               EQUITY FUND              GROWTH FUND           DEVELOPMENT FUND
                                   SUB-ACCOUNT (7)           SUB-ACCOUNT (8)          SUB-ACCOUNT (9)         SUB-ACCOUNT (10)
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,061,339)               $(753,356)               $(188,467)               $(54,107)
 Net realized gain (loss) on
  security transactions                  1,047,205                  326,532                   (9,763)                 85,746
 Net realized gain on
  distributions                                 --                       --                       --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            9,183,470               10,353,192                2,025,389                 258,339
                                    --------------            -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             9,169,336                9,926,368                1,827,159                 289,978
                                    --------------            -------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 387,106                2,546,787                  110,101                 640,464
 Net transfers                           1,500,929                  830,585                  421,587                (319,477)
 Surrenders for benefit
  payments and fees                    (10,705,308)              (4,136,013)              (2,260,718)               (439,666)
 Other                                          --                       --                       --                      --
 Net annuity transactions                  (17,280)                  (1,403)                    (829)                     --
                                    --------------            -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (8,834,553)                (760,044)              (1,729,859)               (118,679)
                                    --------------            -------------            -------------            ------------
 Net increase (decrease) in
  net assets                               334,783                9,166,324                   97,300                 171,299
NET ASSETS:
 Beginning of year                      84,843,363               38,521,394               13,855,502               2,510,622
                                    --------------            -------------            -------------            ------------
 End of year                           $85,178,146              $47,687,718              $13,952,802              $2,681,921
                                    ==============            =============            =============            ============

                                                                                     AMERICAN FUNDS
                                    INVESCO V.I.           AMERICAN FUNDS                GLOBAL
                                       GLOBAL                  GLOBAL                  GROWTH AND
                                  MULTI-ASSET FUND            BOND FUND               INCOME FUND
                                  SUB-ACCOUNT (11)           SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(15,035)                $982,976                  $911,184
 Net realized gain (loss) on
  security transactions                      345                  257,829                (2,188,234)
 Net realized gain on
  distributions                               --                       --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            115,210                1,655,121                10,965,357
                                    ------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             100,520                2,895,926                 9,688,307
                                    ------------            -------------            --------------
UNIT TRANSACTIONS:
 Purchases                               103,595                  516,173                   474,243
 Net transfers                           541,649                7,056,796                  (449,885)
 Surrenders for benefit
  payments and fees                      (24,269)              (9,796,447)               (8,232,434)
 Other                                        --                      138                       138
 Net annuity transactions                     --                       --                    (1,050)
                                    ------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      620,975               (2,223,340)               (8,208,988)
                                    ------------            -------------            --------------
 Net increase (decrease) in
  net assets                             721,495                  672,586                 1,479,319
NET ASSETS:
 Beginning of year                       567,712               88,216,492               113,334,310
                                    ------------            -------------            --------------
 End of year                          $1,289,207              $88,889,078              $114,813,629
                                    ============            =============            ==============

(7)  Formerly AIM V.I. Mid Cap Core Equity Fund. Change effective April 30,
     2010.

(8)  Formerly AIM V.I. Small Cap Equity Fund. Change effective April 30, 2010.

(9)  Formerly AIM V.I. Large Cap Growth Fund. Change effective April 30, 2010.

(10) Formerly AIM V.I. Capital Development Fund. Change effective April 30,
     2010.

(11) Formerly AIM V.I. PowerShares ETF Allocation Fund. Change effective April 30, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                         AMERICAN FUNDS
                                               AMERICAN FUNDS              BLUE CHIP
                                                   ASSET                   INCOME AND
                                              ALLOCATION FUND             GROWTH FUND
                                                SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                        $351,324                 $(202,092)
 Net realized gain (loss) on security
  transactions                                       (662,253)               (2,572,658)
 Net realized gain on distributions                        --                        --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         30,722,655                15,974,635
                                               --------------            --------------
 Net increase (decrease) in net assets
  resulting from operations                        30,411,726                13,199,885
                                               --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                          1,374,437                   712,208
 Net transfers                                     (2,983,924)               (1,608,956)
 Surrenders for benefit payments and
  fees                                            (39,298,798)              (18,173,845)
 Other                                                     --                        --
 Net annuity transactions                             (15,636)                   (6,335)
                                               --------------            --------------
 Net increase (decrease) in net assets
  resulting from unit transactions                (40,923,921)              (19,076,928)
                                               --------------            --------------
 Net increase (decrease) in net assets            (10,512,195)               (5,877,043)
NET ASSETS:
 Beginning of year                                324,009,646               145,184,245
                                               --------------            --------------
 End of year                                     $313,497,451              $139,307,202
                                               ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                    AMERICAN FUNDS
                                            AMERICAN FUNDS              GLOBAL          AMERICAN FUNDS          AMERICAN FUNDS
                                              BOND FUND              GROWTH FUND          GROWTH FUND         GROWTH-INCOME FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $3,838,440               $(355,855)         $(8,808,384)           $(2,543,838)
 Net realized gain (loss) on security
  transactions                                     693,244                (897,690)         (25,151,934)           (17,833,977)
 Net realized gain on distributions                     --                      --                   --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      10,761,385               9,888,937          158,351,456             85,435,620
                                            --------------          --------------      ---------------          -------------
 Net increase (decrease) in net assets
  resulting from operations                     15,293,069               8,635,392          124,391,138             65,057,805
                                            --------------          --------------      ---------------          -------------
UNIT TRANSACTIONS:
 Purchases                                       1,480,464                 485,782            3,701,189              3,868,680
 Net transfers                                  15,810,824              (6,431,907)         (26,885,360)           (23,140,525)
 Surrenders for benefit payments and
  fees                                         (49,927,218)            (11,420,127)         (93,508,942)           (85,626,825)
 Other                                                  --                      --                  208                     --
 Net annuity transactions                          (23,880)                  5,153              125,947                (54,173)
                                            --------------          --------------      ---------------          -------------
 Net increase (decrease) in net assets
  resulting from unit transactions             (32,659,810)            (17,361,099)        (116,566,958)          (104,952,843)
                                            --------------          --------------      ---------------          -------------
 Net increase (decrease) in net assets         (17,366,741)             (8,725,707)           7,824,180            (39,895,038)
NET ASSETS:
 Beginning of year                             334,815,026             113,978,572          846,624,915            785,763,429
                                            --------------          --------------      ---------------          -------------
 End of year                                  $317,448,285            $105,252,865         $854,449,095           $745,868,391
                                            ==============          ==============      ===============          =============

                                                                                            AMERICAN FUNDS
                                            AMERICAN FUNDS          AMERICAN FUNDS           GLOBAL SMALL
                                          INTERNATIONAL FUND        NEW WORLD FUND       CAPITALIZATION FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $533,844               $(218,147)               $(79,075)
 Net realized gain (loss) on security
  transactions                                  (3,443,073)                950,877                (777,448)
 Net realized gain on distributions                     --                      --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      14,288,614              14,887,941              17,364,480
                                            --------------          --------------          --------------
 Net increase (decrease) in net assets
  resulting from operations                     11,379,385              15,620,671              16,507,957
                                            --------------          --------------          --------------
UNIT TRANSACTIONS:
 Purchases                                       1,039,248                 531,058                 402,752
 Net transfers                                  (2,741,712)              6,452,830              (1,610,682)
 Surrenders for benefit payments and
  fees                                         (24,972,454)             (9,366,747)             (9,003,838)
 Other                                                  69                     208                      69
 Net annuity transactions                          (26,254)                   (582)                 13,449
                                            --------------          --------------          --------------
 Net increase (decrease) in net assets
  resulting from unit transactions             (26,701,103)             (2,383,233)            (10,198,250)
                                            --------------          --------------          --------------
 Net increase (decrease) in net assets         (15,321,718)             13,237,438               6,309,707
NET ASSETS:
 Beginning of year                             250,870,138             103,586,854              91,552,717
                                            --------------          --------------          --------------
 End of year                                  $235,548,420            $116,824,292             $97,862,424
                                            ==============          ==============          ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                  BB&T                  BB&T
                                                 MID CAP           CAPITAL MANAGER
                                               GROWTH VIF            EQUITY VIF
                                            SUB-ACCOUNT (25)         SUB-ACCOUNT
------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                        $(275)               $(12)
 Net realized gain (loss) on security
  transactions                                     (76,146)                 28
 Net realized gain on distributions                     --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          71,984                 481
                                               -----------             -------
 Net increase (decrease) in net assets
  resulting from operations                         (4,437)                497
                                               -----------             -------
UNIT TRANSACTIONS:
 Purchases                                           5,000                  --
 Net transfers                                    (274,775)                168
 Surrenders for benefit payments and
  fees                                                (127)                (96)
 Other                                                  --                  --
 Net annuity transactions                               --                  --
                                               -----------             -------
 Net increase (decrease) in net assets
  resulting from unit transactions                (269,902)                 72
                                               -----------             -------
 Net increase (decrease) in net assets            (274,339)                569
NET ASSETS:
 Beginning of year                                 274,339               3,624
                                               -----------             -------
 End of year                                          $ --              $4,193
                                               ===========             =======

(25) Effective January 29, 2010 BB&T Mid Cap Growth VIF was liquidated.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                             BB&T                                      COLUMBIA
                                        BB&T               SPECIAL                 BB&T              SMALL COMPANY
                                       SELECT           OPPORTUNITIES          TOTAL RETURN             GROWTH
                                     EQUITY VIF           EQUITY VIF             BOND VIF               VS FUND
                                  SUB-ACCOUNT (12)       SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $1                $(32,449)              $25,499              $(167,322)
 Net realized gain (loss) on
  security transactions                     1                  14,571                23,148               (724,247)
 Net realized gain on
  distributions                            --                      --                 1,627                     --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         362                 305,695                18,618              2,778,150
                                      -------            ------------          ------------          -------------
 Net increase (decrease) in net
  assets resulting from
  operations                              364                 287,817                68,892              1,886,581
                                      -------            ------------          ------------          -------------
UNIT TRANSACTIONS:
 Purchases                              1,107                  26,761                29,206                 36,444
 Net transfers                             --                   5,093                81,656               (424,607)
 Surrenders for benefit
  payments and fees                     1,093                 (47,709)             (445,280)            (1,567,721)
 Other                                     --                     137                   137                     --
 Net annuity transactions                  --                      --                    --                     --
                                      -------            ------------          ------------          -------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                          2,200                 (15,718)             (334,281)            (1,955,884)
                                      -------            ------------          ------------          -------------
 Net increase (decrease) in net
  assets                                2,564                 272,099              (265,389)               (69,303)
NET ASSETS:
 Beginning of year                         --               2,027,539             1,253,511              8,724,305
                                      -------            ------------          ------------          -------------
 End of year                           $2,564              $2,299,638              $988,122             $8,655,002
                                      =======            ============          ============          =============

                                                                                   WELLS FARGO
                                       COLUMBIA            EVERGREEN VA            ADVANTAGE VT
                                    LARGE CAP VALUE     DIVERSIFIED CAPITAL           OMEGA
                                        VS FUND            BUILDER FUND            GROWTH FUND
                                      SUB-ACCOUNT        SUB-ACCOUNT (13)      SUB-ACCOUNT (14)(15)
-------------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(77,468)             $11,720                $(4,019)
 Net realized gain (loss) on
  security transactions                 (1,696,783)             (51,855)                 1,345
 Net realized gain on
  distributions                                 --                   --                     --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        3,334,329               76,804                 61,397
                                     -------------          -----------             ----------
 Net increase (decrease) in net
  assets resulting from
  operations                             1,560,078               36,669                 58,723
                                     -------------          -----------             ----------
UNIT TRANSACTIONS:
 Purchases                                 102,615                   --                     --
 Net transfers                            (318,759)            (970,286)                18,406
 Surrenders for benefit
  payments and fees                     (2,448,741)             (29,215)               (31,944)
 Other                                          --                   --                     --
 Net annuity transactions                       --                   --                     --
                                     -------------          -----------             ----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                          (2,664,885)            (999,501)               (13,538)
                                     -------------          -----------             ----------
 Net increase (decrease) in net
  assets                                (1,104,807)            (962,832)                45,185
NET ASSETS:
 Beginning of year                      14,680,551              962,832                531,802
                                     -------------          -----------             ----------
 End of year                           $13,575,744                 $ --               $576,987
                                     =============          ===========             ==========

(12) Formerly BB&T Large Cap VIF. Change effective February 1, 2010. Funded as of June 19, 2010.

(13) Effective July 16, 2010 Evergreen VA Diversified Capital Builder Fund was liquidated.

(14) Formerly Evergreen VA Omega Fund. Change effective July 16, 2010.

(15) Effective July 16, 2010 Wells Fargo Advantage VT Large Company Growth Fund merged with Wells Fargo Advantage VT Omega Growth Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                      WELLS FARGO
                                     ADVANTAGE VT            FIDELITY VIP
                                         CORE                   GROWTH
                                      EQUITY FUND              PORTFOLIO
                                   SUB-ACCOUNT (16)           SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(89,326)              $(10,743)
 Net realized gain (loss) on
  security transactions                     61,210                 30,435
 Net realized gain on
  distributions                                 --                  2,133
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,410,700                107,273
                                     -------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,382,584                129,098
                                     -------------            -----------
UNIT TRANSACTIONS:
 Purchases                                 671,769                 22,259
 Net transfers                             703,760                (96,235)
 Surrenders for benefit
  payments and fees                       (501,122)               (40,669)
 Other                                          --                     --
 Net annuity transactions                       --                     --
                                     -------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        874,407               (114,645)
                                     -------------            -----------
 Net increase (decrease) in
  net assets                             2,256,991                 14,453
NET ASSETS:
 Beginning of year                       7,985,234                674,234
                                     -------------            -----------
 End of year                           $10,242,225               $688,687
                                     =============            ===========

(16) Formerly Evergreen VA Fundamental Large Cap Fund. Change effective July 16, 2010.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                   FIDELITY VIP
                               FIDELITY VIP        FIDELITY VIP             FIDELITY VIP         DYNAMIC CAPITAL
                               CONTRAFUND(R)          MID CAP             VALUE STRATEGIES         APPRECIATION
                                 PORTFOLIO           PORTFOLIO               PORTFOLIO              PORTFOLIO
                                SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(109,345)          $(229,299)                $(9,909)              $(3,033)
 Net realized gain (loss) on
  security transactions              165,502             137,357                  34,310                 9,715
 Net realized gain on
  distributions                        8,874              49,162                      --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      2,590,214           3,668,426                 132,654                23,738
                               -------------       -------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                       2,655,245           3,625,646                 157,055                30,420
                               -------------       -------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                         2,330,323           1,695,082                  42,760                 3,214
 Net transfers                     1,415,655             508,830                 417,338                11,686
 Surrenders for benefit
  payments and fees               (1,115,094)           (890,992)                (41,780)              (64,846)
 Other                                    --                  --                      --                    --
 Net annuity transactions                 --               4,657                      --                    --
                               -------------       -------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                2,630,884           1,317,577                 418,318               (49,946)
                               -------------       -------------            ------------            ----------
 Net increase (decrease) in
  net assets                       5,286,129           4,943,223                 575,373               (19,526)
NET ASSETS:
 Beginning of year                15,856,698          13,067,152                 645,335               215,899
                               -------------       -------------            ------------            ----------
 End of year                     $21,142,827         $18,010,375              $1,220,708              $196,373
                               =============       =============            ============            ==========

                                                              FRANKLIN
                                   FIDELITY VIP                RISING               FRANKLIN
                                 STRATEGIC INCOME            DIVIDENDS               INCOME
                                     PORTFOLIO            SECURITIES FUND       SECURITIES FUND
                                 SUB-ACCOUNT (17)           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $525                  $(315,944)           $49,786,750
 Net realized gain (loss) on
  security transactions                      2                 (3,385,317)               617,358
 Net realized gain on
  distributions                            294                         --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (452)                53,265,489             51,350,951
                                     ---------             --------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                               369                 49,564,228            101,755,059
                                     ---------             --------------       ----------------
UNIT TRANSACTIONS:
 Purchases                              12,636                  1,256,055              7,298,753
 Net transfers                             211                 10,432,559            (20,301,740)
 Surrenders for benefit
  payments and fees                         --                (26,199,398)          (107,362,143)
 Other                                      --                        138                    275
 Net annuity transactions                   --                    (17,416)               (52,945)
                                     ---------             --------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     12,847                (14,528,062)          (120,417,800)
                                     ---------             --------------       ----------------
 Net increase (decrease) in
  net assets                            13,216                 35,036,166            (18,662,741)
NET ASSETS:
 Beginning of year                          --                279,379,289          1,030,824,743
                                     ---------             --------------       ----------------
 End of year                           $13,216               $314,415,455         $1,012,162,002
                                     =========             ==============       ================

(17) Funded as of August 10, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                       FRANKLIN                 FRANKLIN
                                       LARGE CAP                 GLOBAL
                                        GROWTH                REAL ESTATE
                                    SECURITIES FUND         SECURITIES FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(540,373)                $18,705
 Net realized gain (loss) on
  security transactions                   (752,682)                (39,630)
 Net realized gain on
  distributions                                 --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            6,277,530                 264,721
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             4,984,475                 243,796
                                     -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 213,946                     715
 Net transfers                            (542,753)                 55,378
 Surrenders for benefit
  payments and fees                     (6,508,523)               (149,430)
 Other                                          --                      --
 Net annuity transactions                   (1,352)                   (457)
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (6,838,682)                (93,794)
                                     -------------            ------------
 Net increase (decrease) in
  net assets                            (1,854,207)                150,002
NET ASSETS:
 Beginning of year                      56,885,469               1,343,385
                                     -------------            ------------
 End of year                           $55,031,262              $1,493,387
                                     =============            ============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       FRANKLIN                 FRANKLIN                  FRANKLIN
                                    SMALL-MID CAP               SMALL CAP                STRATEGIC
                                        GROWTH                    VALUE                    INCOME                MUTUAL SHARES
                                   SECURITIES FUND           SECURITIES FUND          SECURITIES FUND           SECURITIES FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,672,665)               $(147,249)               $8,619,359                 $(871,152)
 Net realized gain (loss) on
  security transactions                   (487,089)                (121,512)                2,601,757               (15,845,739)
 Net realized gain on
  distributions                                 --                       --                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           23,261,175                3,432,979                14,204,490                59,885,848
                                    --------------            -------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            21,101,421                3,164,218                25,425,606                43,168,957
                                    --------------            -------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                 867,779                  525,461                 3,480,010                 4,638,574
 Net transfers                          (1,057,726)               5,092,913                16,595,254               (15,072,713)
 Surrenders for benefit
  payments and fees                    (11,046,838)              (1,347,562)              (36,993,806)              (54,380,161)
 Other                                          --                       --                        --                        --
 Net annuity transactions                    6,736                       --                    39,092                    (6,877)
                                    --------------            -------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (11,230,049)               4,270,812               (16,879,450)              (64,821,177)
                                    --------------            -------------            --------------            --------------
 Net increase (decrease) in
  net assets                             9,871,372                7,435,030                 8,546,156               (21,652,220)
NET ASSETS:
 Beginning of year                      93,841,932               11,250,662               282,189,435               514,493,553
                                    --------------            -------------            --------------            --------------
 End of year                          $103,713,304              $18,685,692              $290,735,591              $492,841,333
                                    ==============            =============            ==============            ==============

                                      TEMPLETON
                                     DEVELOPING                TEMPLETON                 TEMPLETON
                                       MARKETS                  FOREIGN                GLOBAL ASSET
                                   SECURITIES FUND          SECURITIES FUND           ALLOCATION FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT (26)
-----------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(57,855)                 $169,635                  $54,277
 Net realized gain (loss) on
  security transactions                   835,164                (4,255,371)              (1,756,129)
 Net realized gain on
  distributions                                --                        --                   98,359
 Net unrealized appreciation
  (depreciation) of
  investments during the year          10,125,520                14,874,480                1,645,441
                                    -------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           10,902,829                10,788,744                   41,948
                                    -------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                              3,893,286                 1,577,601                       --
 Net transfers                          5,770,345                (1,415,028)              (1,713,810)
 Surrenders for benefit
  payments and fees                    (6,639,564)              (20,446,572)                 (68,823)
 Other                                         69                        --                       --
 Net annuity transactions                  26,384                    18,799                   (3,818)
                                    -------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     3,050,520               (20,265,200)              (1,786,451)
                                    -------------            --------------            -------------
 Net increase (decrease) in
  net assets                           13,953,349                (9,476,456)              (1,744,503)
NET ASSETS:
 Beginning of year                     73,714,398               189,703,975                1,744,503
                                    -------------            --------------            -------------
 End of year                          $87,667,747              $180,227,519                     $ --
                                    =============            ==============            =============

(26) Effective April 30, 2010 Templeton Global Asset Allocation Fund was liquidated.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                       TEMPLETON                   MUTUAL
                                         GROWTH               GLOBAL DISCOVERY
                                    SECURITIES FUND           SECURITIES FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(1,165,857)                $(750,756)
 Net realized gain (loss) on
  security transactions                 (20,897,665)               (1,112,939)
 Net realized gain on
  distributions                                  --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            37,630,987                15,958,448
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             15,567,465                14,094,753
                                     --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                2,606,262                   982,770
 Net transfers                          (12,748,839)                2,103,906
 Surrenders for benefit
  payments and fees                     (34,319,060)              (13,336,911)
 Other                                           --                       208
 Net annuity transactions                   (24,895)                   30,869
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (44,486,532)              (10,219,158)
                                     --------------            --------------
 Net increase (decrease) in
  net assets                            (28,919,067)                3,875,595
NET ASSETS:
 Beginning of year                      347,264,414               151,319,313
                                     --------------            --------------
 End of year                           $318,345,347              $155,194,908
                                     ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      FRANKLIN                 FRANKLIN
                                      FLEX CAP                LARGE CAP                TEMPLETON                HARTFORD
                                       GROWTH                   VALUE                 GLOBAL BOND               ADVISERS
                                   SECURITIES FUND         SECURITIES FUND          SECURITIES FUND             HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT (18)
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(391,150)                 $4,871                 $(42,779)               $(129,730)
 Net realized gain (loss) on
  security transactions                    62,115                   6,780                    9,304                 (690,371)
 Net realized gain on
  distributions                                --                      --                   41,035                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           3,250,007               1,021,271                1,854,999                2,477,445
                                    -------------            ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            2,920,972               1,032,922                1,862,559                1,657,344
                                    -------------            ------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 89,494                  52,696                2,305,417                  639,129
 Net transfers                             89,685                (101,848)               2,851,747                 (142,565)
 Surrenders for benefit
  payments and fees                    (1,798,421)               (936,102)              (1,463,109)              (2,631,281)
 Other                                         --                      --                       --                       --
 Net annuity transactions                  (1,322)                     --                   14,123                   28,106
                                    -------------            ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,620,564)               (985,254)               3,708,178               (2,106,611)
                                    -------------            ------------            -------------            -------------
 Net increase (decrease) in
  net assets                            1,300,408                  47,668                5,570,737                 (449,267)
NET ASSETS:
 Beginning of year                     22,593,292               9,420,541               13,956,074               18,409,936
                                    -------------            ------------            -------------            -------------
 End of year                          $23,893,700              $9,468,209              $19,526,811              $17,960,669
                                    =============            ============            =============            =============

                                  HARTFORD             HARTFORD             HARTFORD
                                   TOTAL               CAPITAL              DIVIDEND
                                RETURN BOND          APPRECIATION          AND GROWTH
                                  HLS FUND             HLS FUND             HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $4,028,145          $(1,308,110)            $330,384
 Net realized gain (loss) on
  security transactions              (409,093)            (648,691)             258,328
 Net realized gain on
  distributions                            --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       4,907,898           23,055,266           10,629,065
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        8,526,950           21,098,465           11,217,777
                               --------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                         11,314,654            9,242,912            6,555,227
 Net transfers                     14,638,728            6,649,558            7,326,155
 Surrenders for benefit
  payments and fees               (16,490,796)         (12,379,740)          (8,151,776)
 Other                                    137                   --                   --
 Net annuity transactions                  --               27,354               17,177
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 9,462,723            3,540,084            5,746,783
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets                       17,989,673           24,638,549           16,964,560
NET ASSETS:
 Beginning of year                145,838,795          137,601,584           92,708,467
                               --------------       --------------       --------------
 End of year                     $163,828,468         $162,240,133         $109,673,027
                               ==============       ==============       ==============

(18) Effective March 19, 2010 Hartford Global Advisers HLS Fund merged with Hartford Advisers HLS Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                      HARTFORD              HARTFORD
                                  GLOBAL RESEARCH        GLOBAL HEALTH
                                      HLS FUND              HLS FUND
                                  SUB-ACCOUNT (19)        SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(3,125)              $(4,636)
 Net realized gain (loss) on
  security transactions                   5,556                (1,712)
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            54,401                23,276
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             56,832                16,928
                                     ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                  500                    --
 Net transfers                          103,162               (45,768)
 Surrenders for benefit
  payments and fees                     (82,394)              (32,519)
 Other                                       --                    --
 Net annuity transactions                    --                    --
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      21,268               (78,287)
                                     ----------            ----------
 Net increase (decrease) in
  net assets                             78,100               (61,359)
NET ASSETS:
 Beginning of year                      394,023               372,357
                                     ----------            ----------
 End of year                           $472,123              $310,998
                                     ==========            ==========

(19) Formerly Hartford Global Equity HLS Fund. Change effective March 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                         HARTFORD                                    HARTFORD
                                      HARTFORD          DISCIPLINED               HARTFORD            GROWTH
                                   GLOBAL GROWTH          EQUITY                   GROWTH          OPPORTUNITIES
                                      HLS FUND           HLS FUND                 HLS FUND           HLS FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT (20)      SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(12,202)            $(9,751)                $(9,866)          $(396,846)
 Net realized gain (loss) on
  security transactions                  (85,524)             23,081                  93,387             122,165
 Net realized gain on
  distributions                               --                  --                      --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            183,802           1,342,978                  76,912           4,627,090
                                    ------------       -------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              86,076           1,356,308                 160,433           4,352,409
                                    ------------       -------------            ------------       -------------
UNIT TRANSACTIONS:
 Purchases                                 6,432           1,437,818                  60,571           2,762,900
 Net transfers                          (109,804)          1,008,705                 138,011           2,546,941
 Surrenders for benefit
  payments and fees                     (194,848)           (690,209)                (60,550)         (1,562,547)
 Other                                        --                  --                      --                 275
 Net annuity transactions                     --                  --                      --                  --
                                    ------------       -------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (298,220)          1,756,314                 138,032           3,747,569
                                    ------------       -------------            ------------       -------------
 Net increase (decrease) in
  net assets                            (212,144)          3,112,622                 298,465           8,099,978
NET ASSETS:
 Beginning of year                     1,060,074           8,846,609                 771,036          23,134,664
                                    ------------       -------------            ------------       -------------
 End of year                            $847,930         $11,959,231              $1,069,501         $31,234,642
                                    ============       =============            ============       =============

                                                                                     HARTFORD
                                      HARTFORD               HARTFORD             INTERNATIONAL
                                     HIGH YIELD               INDEX               OPPORTUNITIES
                                      HLS FUND               HLS FUND                HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT (21)(22)
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(41,901)                 $102                 $(46,771)
 Net realized gain (loss) on
  security transactions                   26,955               (36,024)                 (21,326)
 Net realized gain on
  distributions                               --                    --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            671,193                79,111                1,108,154
                                    ------------            ----------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             656,247                43,189                1,040,057
                                    ------------            ----------             ------------
UNIT TRANSACTIONS:
 Purchases                             1,472,198                    --                  414,250
 Net transfers                         1,911,322                   164                  748,440
 Surrenders for benefit
  payments and fees                     (667,315)              (48,659)                (683,644)
 Other                                        --                    --                       --
 Net annuity transactions                     --                    --                     (433)
                                    ------------            ----------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    2,716,205               (48,495)                 478,613
                                    ------------            ----------             ------------
 Net increase (decrease) in
  net assets                           3,372,452                (5,306)               1,518,670
NET ASSETS:
 Beginning of year                     2,951,638               396,056                8,216,226
                                    ------------            ----------             ------------
 End of year                          $6,324,090              $390,750               $9,734,896
                                    ============            ==========             ============

(20) Effective April 16, 2010 Hartford Fundamental Growth HLS Fund merged with Hartford Growth HLS Fund.

(21) Effective April 16, 2010 Hartford International Growth HLS Fund merged with Hartford International Opportunities HLS Fund.

(22) Effective April 16, 2010 Hartford International Small Company HLS Fund merged with Hartford International Opportunities HLS Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                       HARTFORD
                                    SMALL/MID CAP              HARTFORD
                                        EQUITY                  MIDCAP
                                       HLS FUND                HLS FUND
                                   SUB-ACCOUNT (23)          SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(21,867)               $(23,878)
 Net realized gain (loss) on
  security transactions                    35,952                  (5,371)
 Net realized gain on
  distributions                                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             426,416                 380,678
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              440,501                 351,429
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                169,730                      --
 Net transfers                            169,338                 (91,499)
 Surrenders for benefit
  payments and fees                      (207,699)               (172,560)
 Other                                         --                      --
 Net annuity transactions                      --                      --
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       131,369                (264,059)
                                     ------------            ------------
 Net increase (decrease) in
  net assets                              571,870                  87,370
NET ASSETS:
 Beginning of year                      1,923,520               1,796,277
                                     ------------            ------------
 End of year                           $2,495,390              $1,883,647
                                     ============            ============

(23) Formerly Hartford MidCap Growth HLS Fund. Change effective March 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     HARTFORD           HARTFORD                  HARTFORD                HARTFORD
                                   MIDCAP VALUE       MONEY MARKET             SMALL COMPANY          SMALLCAP GROWTH
                                     HLS FUND           HLS FUND                  HLS FUND                HLS FUND
                                 SUB-ACCOUNT (24)      SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(3,729)          $(5,485,088)               $(92,592)               $(14,585)
 Net realized gain (loss) on
  security transactions                    674                    --                  82,189                  39,270
 Net realized gain on
  distributions                             --                    --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           48,516                    --                 978,173                 210,205
                                    ----------       ---------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            45,461            (5,485,088)                967,770                 234,890
                                    ----------       ---------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                  --             6,580,116                  83,180                 332,916
 Net transfers                         145,144            13,103,226                (285,424)                (11,726)
 Surrenders for benefit
  payments and fees                    (34,840)         (118,956,100)               (615,035)               (127,363)
 Other                                      --                 1,522                      --                      --
 Net annuity transactions                   --               122,609                      --                      --
                                    ----------       ---------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    110,304           (99,148,627)               (817,279)                193,827
                                    ----------       ---------------            ------------            ------------
 Net increase (decrease) in
  net assets                           155,765          (104,633,715)                150,491                 428,717
NET ASSETS:
 Beginning of year                     236,126           371,878,310               5,122,989                 585,237
                                    ----------       ---------------            ------------            ------------
 End of year                          $391,891          $267,244,595              $5,273,480              $1,013,954
                                    ==========       ===============            ============            ============

                                                          HARTFORD
                                 HARTFORD             U.S. GOVERNMENT              HARTFORD
                                   STOCK                 SECURITIES                 VALUE
                                 HLS FUND                 HLS FUND                 HLS FUND
                                SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT (28)(29)
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(131,503)               $270,557                  $(4,480)
 Net realized gain (loss) on
  security transactions             (864,976)                 56,945                   62,803
 Net realized gain on
  distributions                           --                      --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      2,448,783                (208,438)                 139,463
                               -------------            ------------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                       1,452,304                 119,064                  197,786
                               -------------            ------------             ------------
UNIT TRANSACTIONS:
 Purchases                            73,218                 394,484                   62,511
 Net transfers                      (116,611)              1,903,980                  (25,367)
 Surrenders for benefit
  payments and fees               (2,623,082)               (550,042)                (111,073)
 Other                                    --                      --                       --
 Net annuity transactions             11,186                      --                    4,646
                               -------------            ------------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (2,655,289)              1,748,422                  (69,283)
                               -------------            ------------             ------------
 Net increase (decrease) in
  net assets                      (1,202,985)              1,867,486                  128,503
NET ASSETS:
 Beginning of year                13,926,333               7,467,343                1,293,620
                               -------------            ------------             ------------
 End of year                     $12,723,348              $9,334,829               $1,422,123
                               =============            ============             ============

(24) Effective July 30, 2010 Hartford SmallCap Value HLS Fund merged with Hartford MidCap Value HLS Fund.

(28) Effective March 19, 2010 Hartford Equity Income HLS Fund merged with Hartford Value HLS Fund.

(29) Effective March 19, 2010 Hartford Value Opportunities HLS Fund merged with Hartford Value HLS Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                             AMERICAN FUNDS
                                                               BLUE CHIP
                                    AMERICAN FUNDS             INCOME AND
                                   ASSET ALLOCATION              GROWTH
                                       HLS FUND                 HLS FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $13,377                 $65,824
 Net realized gain (loss) on
  security transactions                     69,827                  31,580
 Net realized gain on
  distributions                                 --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,075,307                 447,143
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,158,511                 544,547
                                     -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 896,612                 274,079
 Net transfers                             792,691                 443,592
 Surrenders for benefit
  payments and fees                       (381,585)               (228,855)
 Other                                          --                      --
 Net annuity transactions                       --                      --
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      1,307,718                 488,816
                                     -------------            ------------
 Net increase (decrease) in
  net assets                             2,466,229               1,033,363
NET ASSETS:
 Beginning of year                       9,689,644               5,117,535
                                     -------------            ------------
 End of year                           $12,155,873              $6,150,898
                                     =============            ============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                    AMERICAN FUNDS
                                   AMERICAN FUNDS           AMERICAN FUNDS           GLOBAL GROWTH           AMERICAN FUNDS
                                        BOND                 GLOBAL BOND              AND INCOME             GLOBAL GROWTH
                                      HLS FUND                 HLS FUND                HLS FUND                 HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $236,484                $(26,797)                 $35,167                $(28,189)
 Net realized gain (loss) on
  security transactions                    79,460                  10,377                  127,082                  41,061
 Net realized gain on
  distributions                                --                   3,727                       --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,037,241                 149,125                1,094,809                 364,336
                                    -------------            ------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,353,185                 136,432                1,257,058                 377,208
                                    -------------            ------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                              2,689,626                 240,974                  277,655                 222,277
 Net transfers                          2,716,190                 (72,815)                  (1,114)                352,435
 Surrenders for benefit
  payments and fees                    (2,094,004)               (345,668)                (642,053)               (171,606)
 Other                                         --                      --                       --                      --
 Net annuity transactions                      --                      --                       --                   4,475
                                    -------------            ------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     3,311,812                (177,509)                (365,512)                407,581
                                    -------------            ------------            -------------            ------------
 Net increase (decrease) in
  net assets                            4,664,997                 (41,077)                 891,546                 784,789
NET ASSETS:
 Beginning of year                     28,873,049               4,737,292               13,673,598               3,416,000
                                    -------------            ------------            -------------            ------------
 End of year                          $33,538,046              $4,696,215              $14,565,144              $4,200,789
                                    =============            ============            =============            ============

                                   AMERICAN FUNDS
                                    GLOBAL SMALL            AMERICAN FUNDS           AMERICAN FUNDS
                                   CAPITALIZATION               GROWTH                GROWTH-INCOME
                                      HLS FUND                 HLS FUND                 HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(137,122)               $(558,247)                $(93,452)
 Net realized gain (loss) on
  security transactions                    94,549                  399,848                  220,915
 Net realized gain on
  distributions                                --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,721,670                8,234,167                2,544,791
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,679,097                8,075,768                2,672,254
                                    -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                              1,374,667                5,273,737                2,178,516
 Net transfers                          1,088,705                1,829,695                1,149,905
 Surrenders for benefit
  payments and fees                      (490,672)              (2,848,936)              (1,570,850)
 Other                                         --                       --                       --
 Net annuity transactions                   9,240                    4,611                       --
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,981,940                4,259,107                1,757,571
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets                            3,661,037               12,334,875                4,429,825
NET ASSETS:
 Beginning of year                      7,029,674               44,483,623               26,452,328
                                    -------------            -------------            -------------
 End of year                          $10,690,711              $56,818,498              $30,882,153
                                    =============            =============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                              AMERICAN FUNDS           AMERICAN FUNDS
                                               INTERNATIONAL              NEW WORLD
                                                 HLS FUND                 HLS FUND
                                                SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $(180,701)                $(63,851)
 Net realized gain (loss) on security
  transactions                                       202,572                   90,814
 Net realized gain on distributions                  107,703                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         2,005,133                1,166,057
                                               -------------            -------------
 Net increase (decrease) in net assets
  resulting from operations                        2,134,707                1,193,020
                                               -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                         3,756,473                1,149,819
 Net transfers                                     3,399,379                  759,008
 Surrenders for benefit payments and
  fees                                            (1,869,438)                (464,216)
 Other                                                   275                       --
 Net annuity transactions                              8,557                       --
                                               -------------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions                 5,295,246                1,444,611
                                               -------------            -------------
 Net increase (decrease) in net assets             7,429,953                2,637,631
NET ASSETS:
 Beginning of year                                28,486,816                7,555,070
                                               -------------            -------------
 End of year                                     $35,916,769              $10,192,701
                                               =============            =============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    HUNTINGTON VA         HUNTINGTON VA                               HUNTINGTON VA
                                        INCOME               DIVIDEND           HUNTINGTON VA            MID CORP
                                     EQUITY FUND           CAPTURE FUND          GROWTH FUND           AMERICA FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $31,275              $168,804              $(34,649)             $(45,898)
 Net realized gain (loss) on
  security transactions                   (73,234)             (162,732)              (34,146)              (19,823)
 Net realized gain on
  distributions                                --                    --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         299,942               808,753               277,518               884,225
                                     ------------          ------------          ------------          ------------
 Net increase (decrease) in net
  assets resulting from
  operations                              257,983               814,825               208,723               818,504
                                     ------------          ------------          ------------          ------------
UNIT TRANSACTIONS:
 Purchases                                 73,524                78,756                64,106                71,280
 Net transfers                             73,007              (101,584)               43,177                32,537
 Surrenders for benefit
  payments and fees                      (223,693)             (725,169)             (188,046)             (455,661)
 Other                                         --                    --                    --                    --
 Net annuity transactions                      --                    --                    --                    --
                                     ------------          ------------          ------------          ------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                            (77,162)             (747,997)              (80,763)             (351,844)
                                     ------------          ------------          ------------          ------------
 Net increase (decrease) in net
  assets                                  180,821                66,828               127,960               466,660
NET ASSETS:
 Beginning of year                      2,660,201             6,746,938             2,520,186             4,214,191
                                     ------------          ------------          ------------          ------------
 End of year                           $2,841,022            $6,813,766            $2,648,146            $4,680,851
                                     ============          ============          ============          ============

                                    HUNTINGTON VA         HUNTINGTON VA         HUNTINGTON VA
                                         NEW                 ROTATING           INTERNATIONAL
                                     ECONOMY FUND          MARKETS FUND          EQUITY FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(59,862)              $(9,574)             $(16,827)
 Net realized gain (loss) on
  security transactions                  (116,998)              (20,142)              (48,009)
 Net realized gain on
  distributions                                --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         700,485               106,441               431,532
                                     ------------          ------------          ------------
 Net increase (decrease) in net
  assets resulting from
  operations                              523,625                76,725               366,696
                                     ------------          ------------          ------------
UNIT TRANSACTIONS:
 Purchases                                 35,968                12,512               114,651
 Net transfers                             47,881               (22,121)              118,560
 Surrenders for benefit
  payments and fees                      (280,809)              (46,222)             (345,365)
 Other                                         --                    --                    --
 Net annuity transactions                      --                    --                    --
                                     ------------          ------------          ------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                           (196,960)              (55,831)             (112,154)
                                     ------------          ------------          ------------
 Net increase (decrease) in net
  assets                                  326,665                20,894               254,542
NET ASSETS:
 Beginning of year                      3,852,547             1,442,872             5,039,762
                                     ------------          ------------          ------------
 End of year                           $4,179,212            $1,463,766            $5,294,304
                                     ============          ============          ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                      HUNTINGTON VA
                                              HUNTINGTON VA              MORTGAGE
                                              MACRO 100 FUND         SECURITIES FUND
                                               SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $(8,796)                $20,298
 Net realized gain (loss) on security
  transactions                                      (43,700)                  9,692
 Net realized gain on distributions                      --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          207,395                  70,168
                                               ------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                         154,899                 100,158
                                               ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                           31,462                  88,755
 Net transfers                                       20,792                 155,258
 Surrenders for benefit payments and
  fees                                             (110,008)               (209,916)
 Other                                                   --                      --
 Net annuity transactions                                --                      --
                                               ------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions                  (57,754)                 34,097
                                               ------------            ------------
 Net increase (decrease) in net assets               97,145                 134,255
NET ASSETS:
 Beginning of year                                1,275,086               3,030,159
                                               ------------            ------------
 End of year                                     $1,372,231              $3,164,414
                                               ============            ============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            LORD ABBETT           LORD ABBETT            LORD ABBETT
                                    HUNTINGTON VA           FUNDAMENTAL        CAPITAL STRUCTURE       BOND-DEBENTURE
                                      SITUS FUND            EQUITY FUND               FUND                  FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT (30)       SUB-ACCOUNT (31)         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(69,725)                 $66                 $28,249               $596,573
 Net realized gain (loss) on
  security transactions                   (33,352)                   1                  (8,021)                81,528
 Net realized gain on
  distributions                                --                   --                      --                     --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                       1,492,507                2,841                 213,178                713,340
                                     ------------            ---------            ------------          -------------
 Net increase (decrease) in net
  assets resulting from
  operations                            1,389,430                2,908                 233,406              1,391,441
                                     ------------            ---------            ------------          -------------
UNIT TRANSACTIONS:
 Purchases                                 77,991               44,000                 209,260                215,994
 Net transfers                             64,554                   --                 346,184                359,859
 Surrenders for benefit
  payments and fees                      (427,058)                  --                (196,030)            (1,128,449)
 Other                                         --                   --                      --                     --
 Net annuity transactions                      --                    1                      --                     --
                                     ------------            ---------            ------------          -------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                           (284,513)              44,001                 359,414               (552,596)
                                     ------------            ---------            ------------          -------------
 Net increase (decrease) in net
  assets                                1,104,917               46,909                 592,820                838,845
NET ASSETS:
 Beginning of year                      5,219,891                   --               1,557,016             13,340,423
                                     ------------            ---------            ------------          -------------
 End of year                           $6,324,808              $46,909              $2,149,836            $14,179,268
                                     ============            =========            ============          =============

                                     LORD ABBETT
                                      GROWTH AND
                                        INCOME          MFS(R) CORE           MFS(R) GROWTH
                                         FUND          EQUITY SERIES             SERIES
                                     SUB-ACCOUNT        SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(27,830)          $(43,345)             $(303,671)
 Net realized gain (loss) on
  security transactions                    30,772            (86,771)               126,838
 Net realized gain on
  distributions                                --                 --                     --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         404,497          1,099,772              2,630,893
                                     ------------      -------------          -------------
 Net increase (decrease) in net
  assets resulting from
  operations                              407,439            969,656              2,454,060
                                     ------------      -------------          -------------
UNIT TRANSACTIONS:
 Purchases                                 11,860             39,262                389,039
 Net transfers                             28,947            (93,535)             1,903,342
 Surrenders for benefit
  payments and fees                      (122,590)        (1,070,538)            (2,205,227)
 Other                                         --                 --                     --
 Net annuity transactions                      --            136,127                 40,989
                                     ------------      -------------          -------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                            (81,783)          (988,684)               128,143
                                     ------------      -------------          -------------
 Net increase (decrease) in net
  assets                                  325,656            (19,028)             2,582,203
NET ASSETS:
 Beginning of year                      2,678,133          7,202,235             18,226,877
                                     ------------      -------------          -------------
 End of year                           $3,003,789         $7,183,207            $20,809,080
                                     ============      =============          =============

(30) Funded as of September 21, 2010.

(31) Formerly Lord Abbett America's Value Fund. Change effective May 1, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                              MFS(R) GLOBAL        MFS(R) HIGH
                                              EQUITY SERIES       INCOME SERIES
                                               SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $(58,891)          $5,082,512
 Net realized gain (loss) on security
  transactions                                      147,132              968,098
 Net realized gain on distributions                      --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          632,454            4,428,688
                                               ------------       --------------
 Net increase (decrease) in net assets
  resulting from operations                         720,695           10,479,298
                                               ------------       --------------
UNIT TRANSACTIONS:
 Purchases                                           83,229              425,330
 Net transfers                                      615,395            5,221,860
 Surrenders for benefit payments and
  fees                                             (932,966)         (12,901,678)
 Other                                                   --                  138
 Net annuity transactions                              (702)              (2,669)
                                               ------------       --------------
 Net increase (decrease) in net assets
  resulting from unit transactions                 (235,044)          (7,257,019)
                                               ------------       --------------
 Net increase (decrease) in net assets              485,651            3,222,279
NET ASSETS:
 Beginning of year                                7,043,962           80,170,617
                                               ------------       --------------
 End of year                                     $7,529,613          $83,392,896
                                               ============       ==============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   MFS(R) INVESTORS
                                        GROWTH             MFS(R) INVESTORS        MFS(R) MID CAP            MFS(R) NEW
                                     STOCK SERIES            TRUST SERIES           GROWTH SERIES         DISCOVERY SERIES
                                      SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(180,360)              $(745,481)             $(469,408)            $(1,417,234)
 Net realized gain (loss) on
  security transactions                    (67,708)             (1,193,292)              (256,444)             (1,817,433)
 Net realized gain on
  distributions                                 --                      --                     --                      --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        1,530,019              13,480,995              6,927,912              26,972,651
                                     -------------          --------------          -------------          --------------
 Net increase (decrease) in net
  assets resulting from
  operations                             1,281,951              11,542,222              6,202,060              23,737,984
                                     -------------          --------------          -------------          --------------
UNIT TRANSACTIONS:
 Purchases                                  37,640                 576,015                136,213                 388,407
 Net transfers                            (620,579)             (2,910,053)             1,759,692              (5,557,091)
 Surrenders for benefit
  payments and fees                     (2,260,192)            (14,425,798)            (3,429,736)             (8,789,190)
 Other                                          --                      --                     --                      --
 Net annuity transactions                   28,842                  37,924                     --                  72,994
                                     -------------          --------------          -------------          --------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                          (2,814,289)            (16,721,912)            (1,533,831)            (13,884,880)
                                     -------------          --------------          -------------          --------------
 Net increase (decrease) in net
  assets                                (1,532,338)             (5,179,690)             4,668,229               9,853,104
NET ASSETS:
 Beginning of year                      15,171,344             135,280,667             24,402,994              80,594,539
                                     -------------          --------------          -------------          --------------
 End of year                           $13,639,006            $130,100,977            $29,071,223             $90,447,643
                                     =============          ==============          =============          ==============


                                  MFS(R) TOTAL       MFS(R) VALUE          MFS(R) RESEARCH
                                 RETURN SERIES          SERIES               BOND SERIES
                                  SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $4,060,762          $(276,931)              $905,667
 Net realized gain (loss) on
  security transactions              (5,966,264)          (287,403)               159,299
 Net realized gain on
  distributions                              --                 --                229,229
 Net unrealized appreciation
  (depreciation) of investments
  during the year                    32,380,588          9,123,765              2,528,379
                                 --------------      -------------          -------------
 Net increase (decrease) in net
  assets resulting from
  operations                         30,475,086          8,559,431              3,822,574
                                 --------------      -------------          -------------
UNIT TRANSACTIONS:
 Purchases                            2,821,516          2,478,127              4,236,041
 Net transfers                        4,746,302          5,055,425             16,960,312
 Surrenders for benefit
  payments and fees                 (46,903,960)        (8,706,181)            (9,135,398)
 Other                                       --                 --                     --
 Net annuity transactions               (90,910)               (55)                21,123
                                 --------------      -------------          -------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                      (39,427,052)        (1,172,684)            12,082,078
                                 --------------      -------------          -------------
 Net increase (decrease) in net
  assets                             (8,951,966)         7,386,747             15,904,652
NET ASSETS:
 Beginning of year                  404,732,803         88,146,324             63,395,804
                                 --------------      -------------          -------------
 End of year                       $395,780,837        $95,533,071            $79,300,456
                                 ==============      =============          =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------


                                              MFS(R) RESEARCH         MFS(R) RESEARCH
                                           INTERNATIONAL SERIES            SERIES
                                                SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $(30,108)               $(43,505)
 Net realized gain (loss) on security
  transactions                                      (373,353)                 97,668
 Net realized gain on distributions                       --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         2,444,056                 621,111
                                               -------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                        2,040,595                 675,274
                                               -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                           101,265                  12,393
 Net transfers                                        97,374                  71,583
 Surrenders for benefit payments and
  fees                                            (2,390,921)               (490,685)
 Other                                                    --                      --
 Net annuity transactions                               (513)                     --
                                               -------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions                (2,192,795)               (406,709)
                                               -------------            ------------
 Net increase (decrease) in net assets              (152,200)                268,565
NET ASSETS:
 Beginning of year                                24,492,666               5,185,311
                                               -------------            ------------
 End of year                                     $24,340,466              $5,453,876
                                               =============            ============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                               INVESCO
                                                BLACKROCK               BLACKROCK         VAN KAMPEN V. I.         UIF MID CAP
                                                 GLOBAL                 LARGE CAP           INTERNATIONAL             GROWTH
                                         OPPORTUNITIES V.I. FUND    GROWTH V.I. FUND        GROWTH EQUITY           PORTFOLIO
                                            SUB-ACCOUNT (32)           SUB-ACCOUNT        SUB-ACCOUNT (33)       SUB-ACCOUNT (34)
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                        $314                 $(4,165)                 $(70)               $(34,457)
 Net realized gain (loss) on security
  transactions                                         --                  24,491                     9                  65,803
 Net realized gain on distributions                    --                      --                    --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          2,727                  35,321                 2,500                 561,525
                                                ---------              ----------             ---------            ------------
 Net increase (decrease) in net assets
  resulting from operations                         3,041                  55,647                 2,439                 592,871
                                                ---------              ----------             ---------            ------------
UNIT TRANSACTIONS:
 Purchases                                             --                     214                    --                  33,945
 Net transfers                                        149                   4,083                    --                 257,694
 Surrenders for benefit payments and
  fees                                               (205)                (90,991)                 (378)                (96,666)
 Other                                                 --                      --                    --                      --
 Net annuity transactions                              --                      --                    --                      --
                                                ---------              ----------             ---------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions                    (56)                (86,694)                 (378)                194,973
                                                ---------              ----------             ---------            ------------
 Net increase (decrease) in net assets              2,985                 (31,047)                2,061                 787,844
NET ASSETS:
 Beginning of year                                 26,402                 481,784                30,650               1,923,240
                                                ---------              ----------             ---------            ------------
 End of year                                      $29,387                $450,737               $32,711              $2,711,084
                                                =========              ==========             =========            ============

                                             INVESCO                                 MORGAN STANLEY --
                                         VAN KAMPEN V. I.     MORGAN STANLEY --           CAPITAL
                                             MID CAP            FOCUS GROWTH           OPPORTUNITIES
                                            VALUE FUND            PORTFOLIO              PORTFOLIO
                                         SUB-ACCOUNT (35)        SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $(5,491)              $(139)                 $(3,718)
 Net realized gain (loss) on security
  transactions                                  32,050                  (2)                   2,082
 Net realized gain on distributions                 --                  --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     123,339               1,400                   46,343
                                            ----------             -------               ----------
 Net increase (decrease) in net assets
  resulting from operations                    149,898               1,259                   44,707
                                            ----------             -------               ----------
UNIT TRANSACTIONS:
 Purchases                                      10,138                  --                       --
 Net transfers                                  67,650                  --                  (12,120)
 Surrenders for benefit payments and
  fees                                         (39,697)                 (4)                  (7,677)
 Other                                              --                  --                       --
 Net annuity transactions                           --                  --                       --
                                            ----------             -------               ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              38,091                  (4)                 (19,797)
                                            ----------             -------               ----------
 Net increase (decrease) in net assets         187,989               1,255                   24,910
NET ASSETS:
 Beginning of year                             751,663               5,260                  196,847
                                            ----------             -------               ----------
 End of year                                  $939,652              $6,515                 $221,757
                                            ==========             =======               ==========

(32) Formerly BlackRock Global Growth V.I. Fund. Change effective May 3, 2010.

(33) Formerly Van Kampen -- UIF International Growth Equity Portfolio. Change effective June 1, 2010.

(34) Formerly Van Kampen -- UIF Mid Cap Growth Portfolio. Change effective June 1, 2010.

(35) Formerly Van Kampen -- UIF U.S. Mid Cap Value Portfolio. Change effective June 1, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                  MORGAN STANLEY --
                                       MID CAP           MORGAN STANLEY --
                                       GROWTH             FLEXIBLE INCOME
                                      PORTFOLIO              PORTFOLIO
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(332)                $1,847
 Net realized gain (loss) on
  security transactions                     191                     83
 Net realized gain on
  distributions                              --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             5,534                    965
                                      ---------              ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              5,393                  2,895
                                      ---------              ---------
UNIT TRANSACTIONS:
 Purchases                                   --                     --
 Net transfers                            3,126                     --
 Surrenders for benefit
  payments and fees                        (418)                  (369)
 Other                                       --                     --
 Net annuity transactions                    --                     --
                                      ---------              ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       2,708                   (369)
                                      ---------              ---------
 Net increase (decrease) in
  net assets                              8,101                  2,526
NET ASSETS:
 Beginning of year                       15,201                 41,357
                                      ---------              ---------
 End of year                            $23,302                $43,883
                                      =========              =========

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               INVESCO V I SELECT        MTB MANAGED          COLUMBIA MARSICO
                                   DIMENSIONS            ALLOCATION             INTERNATIONAL         COLUMBIA
                                    DIVIDEND          FUND -- MODERATE          OPPORTUNITIES        HIGH YIELD
                                GROWTH PORTFOLIO          GROWTH II                VS FUND             VS FUND
                                SUB-ACCOUNT (36)         SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(13)                  $(80)                $(193,844)           $759,937
 Net realized gain (loss) on
  security transactions                   61                     24                   439,467             107,912
 Net realized gain on
  distributions                           --                     --                        --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            425                  1,476                 1,166,073             324,938
                                     -------              ---------             -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             473                  1,420                 1,411,696           1,192,787
                                     -------              ---------             -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                --                     --                    48,962              77,301
 Net transfers                            --                     --                  (329,479)           (179,934)
 Surrenders for benefit
  payments and fees                     (303)                    --                (2,447,556)         (2,189,559)
 Other                                    --                     --                        --                  --
 Net annuity transactions                 --                     --                        --                  --
                                     -------              ---------             -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (303)                    --                (2,728,073)         (2,292,192)
                                     -------              ---------             -------------       -------------
 Net increase (decrease) in
  net assets                             170                  1,420                (1,316,377)         (1,099,405)
NET ASSETS:
 Beginning of year                     5,932                 15,445                15,386,774          13,440,768
                                     -------              ---------             -------------       -------------
 End of year                          $6,102                $16,865               $14,070,397         $12,341,363
                                     =======              =========             =============       =============


                                  COLUMBIA MARSICO          COLUMBIA ASSET         COLUMBIA MARSICO
                                  FOCUSED EQUITIES            ALLOCATION                GROWTH
                                       VS FUND                 FUND VS                  VS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(170,060)                $23,357                $(187,947)
 Net realized gain (loss) on
  security transactions                   274,283                (237,399)                 712,623
 Net realized gain on
  distributions                                --                      --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,527,791                 656,599                1,133,115
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,632,014                 442,557                1,657,791
                                    -------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 14,744                  13,829                   41,708
 Net transfers                           (217,749)                 52,888                 (396,588)
 Surrenders for benefit
  payments and fees                    (1,667,424)               (772,152)              (1,917,210)
 Other                                         --                      --                       --
 Net annuity transactions                      --                      --                       --
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,870,429)               (705,435)              (2,272,090)
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets                             (238,415)               (262,878)                (614,299)
NET ASSETS:
 Beginning of year                     11,487,598               4,470,805               10,373,899
                                    -------------            ------------            -------------
 End of year                          $11,249,183              $4,207,927               $9,759,600
                                    =============            ============            =============

(36) Formerly Morgan Stanley -- Dividend Growth Portfolio. Change effective June 1, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                   COLUMBIA MARSICO        COLUMBIA MARSICO
                                     21ST CENTURY            MIDCAP GROWTH
                                       VS FUND                  VS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(65,656)               $(279,597)
 Net realized gain (loss) on
  security transactions                   118,791                   24,176
 Net realized gain on
  distributions                                --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             405,621                3,630,347
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              458,756                3,374,926
                                     ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                    400                   95,150
 Net transfers                           (102,245)              (1,322,854)
 Surrenders for benefit
  payments and fees                      (583,410)              (2,517,259)
 Other                                         --                       --
 Net annuity transactions                      --                       --
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (685,255)              (3,744,963)
                                     ------------            -------------
 Net increase (decrease) in
  net assets                             (226,499)                (370,037)
NET ASSETS:
 Beginning of year                      3,525,414               14,934,968
                                     ------------            -------------
 End of year                           $3,298,915              $14,564,931
                                     ============            =============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   OPPENHEIMER                                                            OPPENHEIMER
                                     CAPITAL              OPPENHEIMER             OPPENHEIMER             MAIN STREET
                                   APPRECIATION        GLOBAL SECURITIES          MAIN STREET              SMALL CAP
                                     FUND/VA                FUND/VA                FUND(R)/VA              FUND(R)/VA
                                   SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(7,328)               $(31,090)                $(7,577)               $(72,413)
 Net realized gain (loss) on
  security transactions                  6,124                 141,381                   7,557                 121,364
 Net realized gain on
  distributions                             --                      --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           36,864                 871,900                 144,924               1,199,301
                                    ----------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            35,660                 982,191                 144,904               1,248,252
                                    ----------            ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                              14,001                  92,311                   4,655                 107,946
 Net transfers                           9,885                 140,202                 128,044                 (91,079)
 Surrenders for benefit
  payments and fees                    (70,525)               (560,052)                (45,960)               (353,166)
 Other                                      --                      --                      --                      --
 Net annuity transactions                   --                      --                      --                      --
                                    ----------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (46,639)               (327,539)                 86,739                (336,299)
                                    ----------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets                           (10,979)                654,652                 231,643                 911,953
NET ASSETS:
 Beginning of year                     551,924               7,342,105                 922,344               5,861,068
                                    ----------            ------------            ------------            ------------
 End of year                          $540,945              $7,996,757              $1,153,987              $6,773,021
                                    ==========            ============            ============            ============


                                   OPPENHEIMER         PUTNAM VT              PUTNAM VT
                                      VALUE           DIVERSIFIED            GLOBAL ASSET
                                     FUND/VA          INCOME FUND          ALLOCATION FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,038)         $2,468,849               $20,772
 Net realized gain (loss) on
  security transactions                    806              80,752                   289
 Net realized gain on
  distributions                             --                  --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           20,500            (510,873)               46,070
                                    ----------       -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            20,268           2,038,728                67,131
                                    ----------       -------------            ----------
UNIT TRANSACTIONS:
 Purchases                                 570             483,812               140,775
 Net transfers                          48,102           1,829,532               113,689
 Surrenders for benefit
  payments and fees                     (9,430)         (1,129,451)              (11,346)
 Other                                      --                  --                    --
 Net annuity transactions                   --                  --                    --
                                    ----------       -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     39,242           1,183,893               243,118
                                    ----------       -------------            ----------
 Net increase (decrease) in
  net assets                            59,510           3,222,621               310,249
NET ASSETS:
 Beginning of year                     127,745          18,736,189               316,761
                                    ----------       -------------            ----------
 End of year                          $187,255         $21,958,810              $627,010
                                    ==========       =============            ==========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     PUTNAM VT            PUTNAM VT
                                   INTERNATIONAL        INTERNATIONAL
                                    VALUE FUND           EQUITY FUND
                                 SUB-ACCOUNT (37)        SUB-ACCOUNT
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $1,162                $4,531
 Net realized gain (loss) on
  security transactions                 (1,548)                  175
 Net realized gain on
  distributions                             --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            4,468                18,017
                                     ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             4,082                22,723
                                     ---------            ----------
UNIT TRANSACTIONS:
 Purchases                               1,565                    25
 Net transfers                          18,760                13,266
 Surrenders for benefit
  payments and fees                    (16,811)              (16,808)
 Other                                      --                    --
 Net annuity transactions                   --                    --
                                     ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      3,514                (3,517)
                                     ---------            ----------
 Net increase (decrease) in
  net assets                             7,596                19,206
NET ASSETS:
 Beginning of year                      73,361               282,525
                                     ---------            ----------
 End of year                           $80,957              $301,731
                                     =========            ==========

(37) Formerly Putnam VT International Growth and Income Fund. Change effective January 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                   JPMORGAN                  JPMORGAN
                                    PUTNAM VT                                   INSURANCE TRUST          INSURANCE TRUST
                                    SMALL CAP              PUTNAM VT               BALANCED                 CORE BOND
                                    VALUE FUND           VOYAGER FUND           PORTFOLIO -- 1            PORTFOLIO -- 1
                                   SUB-ACCOUNT         SUB-ACCOUNT (30)        SUB-ACCOUNT (27)            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(3,626)                 $(15)                  $(9,300)               $2,154,651
 Net realized gain (loss) on
  security transactions                  1,231                     1                   (28,149)                  418,100
 Net realized gain on
  distributions                             --                    --                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           61,500                 1,250                   121,699                 4,134,705
                                    ----------             ---------             -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            59,105                 1,236                    84,250                 6,707,456
                                    ----------             ---------             -------------            --------------
UNIT TRANSACTIONS:
 Purchases                              61,879                10,000                     1,020                   347,447
 Net transfers                          20,386                    --                (1,989,715)                1,842,753
 Surrenders for benefit
  payments and fees                    (10,510)                   --                   (31,445)               (8,475,244)
 Other                                      --                    --                        --                        --
 Net annuity transactions                   --                    --                        --                        --
                                    ----------             ---------             -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     71,755                10,000                (2,020,140)               (6,285,044)
                                    ----------             ---------             -------------            --------------
 Net increase (decrease) in
  net assets                           130,860                11,236                (1,935,890)                  422,412
NET ASSETS:
 Beginning of year                     179,698                    --                 1,935,890                90,092,930
                                    ----------             ---------             -------------            --------------
 End of year                          $310,558               $11,236                      $ --               $90,515,342
                                    ==========             =========             =============            ==============

                                      JPMORGAN                 JPMORGAN                  JPMORGAN
                                  INSURANCE TRUST          INSURANCE TRUST           INSURANCE TRUST
                                    U.S. EQUITY            INTREPID MID CAP            EQUITY INDEX
                                   PORTFOLIO -- 1           PORTFOLIO -- 1            PORTFOLIO -- 1
                                    SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(65,892)                 $(28,608)                 $197,806
 Net realized gain (loss) on
  security transactions                  (49,409)                    2,901                  (181,281)
 Net realized gain on
  distributions                               --                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,232,755                 1,647,141                 4,872,042
                                    ------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           1,117,454                 1,621,434                 4,888,567
                                    ------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                27,838                    46,112                    98,844
 Net transfers                           210,468                  (421,893)               (1,579,486)
 Surrenders for benefit
  payments and fees                     (758,156)                 (593,702)               (3,220,945)
 Other                                        --                        --                        --
 Net annuity transactions                     --                        --                        --
                                    ------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (519,850)                 (969,483)               (4,701,587)
                                    ------------            --------------            --------------
 Net increase (decrease) in
  net assets                             597,604                   651,951                   186,980
NET ASSETS:
 Beginning of year                     9,070,657                 9,463,584                39,558,492
                                    ------------            --------------            --------------
 End of year                          $9,668,261               $10,115,535               $39,745,472
                                    ============            ==============            ==============

(27) Effective April 23, 2010 JPMorgan Insurance Trust Balanced Portfolio -- 1 was liquidated.

(30) Funded as of September 21, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                       JPMORGAN                JPMORGAN
                                   INSURANCE TRUST          INSURANCE TRUST
                                   INTREPID GROWTH          MID CAP GROWTH
                                    PORTFOLIO -- 1          PORTFOLIO -- 1
                                     SUB-ACCOUNT           SUB-ACCOUNT (38)
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(22,586)               $(174,757)
 Net realized gain (loss) on
  security transactions                    70,700                   56,743
 Net realized gain on
  distributions                                --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             483,221                2,485,930
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              531,335                2,367,916
                                     ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  9,455                   22,105
 Net transfers                           (111,135)                (499,809)
 Surrenders for benefit
  payments and fees                      (291,689)                (898,262)
 Other                                         --                       --
 Net annuity transactions                      --                       --
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (393,369)              (1,375,966)
                                     ------------            -------------
 Net increase (decrease) in
  net assets                              137,966                  991,950
NET ASSETS:
 Beginning of year                      3,798,663               10,825,577
                                     ------------            -------------
 End of year                           $3,936,629              $11,817,527
                                     ============            =============

(38) Formerly JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio. Change effective May 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      JPMORGAN
                                  INSURANCE TRUST         JENNISON 20/20                                PRUDENTIAL
                                   MID CAP VALUE              FOCUS                JENNISON                VALUE
                                   PORTFOLIO -- 1           PORTFOLIO             PORTFOLIO              PORTFOLIO
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(35,649)              $(3,567)              $(5,342)               $(1,502)
 Net realized gain (loss) on
  security transactions                 (136,620)               (9,048)               (6,997)                (1,131)
 Net realized gain on
  distributions                               --                    --                    --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,738,020                14,926                35,003                 11,543
                                    ------------            ----------            ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                           1,565,751                 2,311                22,664                  8,910
                                    ------------            ----------            ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                32,527                 1,000                    --                  1,000
 Net transfers                            91,325               (15,324)              (43,811)                   241
 Surrenders for benefit
  payments and fees                     (682,065)              (63,071)              (41,947)              (157,958)
 Other                                        --                    --                    --                     --
 Net annuity transactions                     --                    --                    --                     --
                                    ------------            ----------            ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (558,213)              (77,395)              (85,758)              (156,717)
                                    ------------            ----------            ----------            -----------
 Net increase (decrease) in
  net assets                           1,007,538               (75,084)              (63,094)              (147,807)
NET ASSETS:
 Beginning of year                     7,538,425               259,027               358,668                237,711
                                    ------------            ----------            ----------            -----------
 End of year                          $8,545,963              $183,943              $295,574                $89,904
                                    ============            ==========            ==========            ===========

                                  PRUDENTIAL          LEGG MASON             LEGG MASON
                                    SERIES            CLEARBRIDGE           CLEARBRIDGE
                                 INTERNATIONAL      VARIABLE EQUITY           VARIABLE
                                    GROWTH          INCOME BUILDER       FUNDAMENTAL VALUE
                                   PORTFOLIO           PORTFOLIO             PORTFOLIO
                                  SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(32)              $2,038                  $2,035
 Net realized gain (loss) on
  security transactions                  (9)              (4,320)                (66,620)
 Net realized gain on
  distributions                          --                   --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           724               10,683                 195,685
                                    -------            ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            683                8,401                 131,100
                                    -------            ---------            ------------
UNIT TRANSACTIONS:
 Purchases                               --                   --                      --
 Net transfers                           --                2,908                 (29,342)
 Surrenders for benefit
  payments and fees                     (18)             (11,813)               (155,069)
 Other                                   --                   --                      --
 Net annuity transactions                --                   --                      --
                                    -------            ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (18)              (8,905)               (184,411)
                                    -------            ---------            ------------
 Net increase (decrease) in
  net assets                            665                 (504)                (53,311)
NET ASSETS:
 Beginning of year                    5,791               84,268               1,025,780
                                    -------            ---------            ------------
 End of year                         $6,456              $83,764                $972,469
                                    =======            =========            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                              LEGG MASON
                                             WESTERN ASSET          LEGG MASON
                                            VARIABLE GLOBAL        CLEARBRIDGE
                                            HIGH YIELD BOND     VARIABLE INVESTORS
                                               PORTFOLIO            PORTFOLIO
                                              SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $5,802                $4,903
 Net realized gain (loss) on security
  transactions                                        57                (6,894)
 Net realized gain on distributions                   --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         3,721                26,291
                                               ---------            ----------
 Net increase (decrease) in net assets
  resulting from operations                        9,580                24,300
                                               ---------            ----------
UNIT TRANSACTIONS:
 Purchases                                            --                    --
 Net transfers                                     2,680                (9,706)
 Surrenders for benefit payments and
  fees                                            (1,797)              (42,383)
 Other                                                --                    --
 Net annuity transactions                             --                    --
                                               ---------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions                   883               (52,089)
                                               ---------            ----------
 Net increase (decrease) in net assets            10,463               (27,789)
NET ASSETS:
 Beginning of year                                71,655               352,039
                                               ---------            ----------
 End of year                                     $82,118              $324,250
                                               =========            ==========

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                              INVESCO                                  WELLS FARGO           WELLS FARGO
                                          VAN KAMPEN V. I.         INVESCO            ADVANTAGE VT          ADVANTAGE VT
                                             GROWTH AND        VAN KAMPEN V. I.        INDEX ASSET          TOTAL RETURN
                                            INCOME FUND         COMSTOCK FUND        ALLOCATION FUND          BOND FUND
                                          SUB-ACCOUNT (39)     SUB-ACCOUNT (40)     SUB-ACCOUNT (41)         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $(20,302)            $(6,604)                 $(7)                 $203
 Net realized gain (loss) on security
  transactions                                    10,992              (6,073)                   3                    --
 Net realized gain on distributions                   --                  --                   --                   272
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       179,542              59,464                1,223                    61
                                            ------------          ----------            ---------             ---------
 Net increase (decrease) in net assets
  resulting from operations                      170,232              46,787                1,219                   536
                                            ------------          ----------            ---------             ---------
UNIT TRANSACTIONS:
 Purchases                                        27,920                  --                   --                    --
 Net transfers                                   151,661              (5,923)                  --                    --
 Surrenders for benefit payments and
  fees                                           (68,807)            (11,072)                  --                    --
 Other                                                --                  --                   --                    --
 Net annuity transactions                             --                  --                   --                     3
                                            ------------          ----------            ---------             ---------
 Net increase (decrease) in net assets
  resulting from unit transactions               110,774             (16,995)                  --                     3
                                            ------------          ----------            ---------             ---------
 Net increase (decrease) in net assets           281,006              29,792                1,219                   539
NET ASSETS:
 Beginning of year                             1,404,925             362,147               10,871                 9,569
                                            ------------          ----------            ---------             ---------
 End of year                                  $1,685,931            $391,939              $12,090               $10,108
                                            ============          ==========            =========             =========

                                               WELLS FARGO              WELLS FARGO             WELLS FARGO
                                              ADVANTAGE VT              ADVANTAGE VT            ADVANTAGE VT
                                                INTRINSIC              INTERNATIONAL             SMALL CAP
                                               VALUE FUND               EQUITY FUND             GROWTH FUND
                                          SUB-ACCOUNT (42)(43)      SUB-ACCOUNT (44)(45)      SUB-ACCOUNT (46)
--------------------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $(213)                  $(15,364)               $(30,404)
 Net realized gain (loss) on security
  transactions                                     (1,093)                  (860,169)               (496,601)
 Net realized gain on distributions                    --                     62,655                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          4,338                  1,067,165                 914,951
                                                ---------               ------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                         3,032                    254,287                 387,946
                                                ---------               ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                             --                      2,775                   5,071
 Net transfers                                        174                    (67,699)                 93,014
 Surrenders for benefit payments and
  fees                                             (1,337)                  (106,629)               (314,163)
 Other                                                 --                         --                      --
 Net annuity transactions                              --                         --                    (442)
                                                ---------               ------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions                 (1,163)                  (171,553)               (216,520)
                                                ---------               ------------            ------------
 Net increase (decrease) in net assets              1,869                     82,734                 171,426
NET ASSETS:
 Beginning of year                                 26,909                  1,814,130               1,699,942
                                                ---------               ------------            ------------
 End of year                                      $28,778                 $1,896,864              $1,871,368
                                                =========               ============            ============

(39) Formerly Van Kampen LIT Growth and Income Portfolio. Change effective June 1, 2010.

(40) Formerly Van Kampen LIT Comstock Portfolio. Change effective June 1, 2010.

(41) Formerly Wells Fargo Advantage VT Asset Allocation Fund. Change effective May 1, 2010.

(42) Effective July 16, 2010 Wells Fargo Advantage VT C&B Large Cap Value Fund merged with Wells Fargo Advantage VT Equity Income Fund.

(43) Formerly Wells Fargo Advantage VT Equity Income Fund. Change effective July 16, 2010.

(44) Formerly Wells Fargo Advantage VT International Core Fund. Change effective July 16, 2010.

(45) Effective July 16, 2010 Evergreen VA International Equity Fund merged with Wells Fargo Advantage VT International Core Fund.

(46) Effective July 16, 2010 Evergreen VA Growth Fund merged with Wells Fargo Advantage VT Small Cap Growth Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                         WELLS FARGO
                                   WELLS FARGO          ADVANTAGE VT
                                  ADVANTAGE VT            SMALL CAP
                                 DISCOVERY FUND          VALUE FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT (47)
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(39)               $(258,223)
 Net realized gain (loss) on
  security transactions                   12               (6,423,099)
 Net realized gain on
  distributions                           --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            901                9,292,932
                                     -------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             874                2,611,610
                                     -------            -------------
UNIT TRANSACTIONS:
 Purchases                                --                  150,191
 Net transfers                            --                 (236,539)
 Surrenders for benefit
  payments and fees                      (14)              (1,347,841)
 Other                                    --                       --
 Net annuity transactions                 --                     (393)
                                     -------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (14)              (1,434,582)
                                     -------            -------------
 Net increase (decrease) in
  net assets                             860                1,177,028
NET ASSETS:
 Beginning of year                     2,609               15,909,680
                                     -------            -------------
 End of year                          $3,469              $17,086,708
                                     =======            =============

(47) Effective July 16, 2010 Evergreen VA Special Values Fund merged with newly created Wells Fargo Advantage VT Small Cap Value Fund.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account Seven (the "Account") is a separate investment account established by Hartford Life Insurance Company (the "Sponsor Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the "Sub-Accounts") within the Account.

    The Account is comprised of the following Sub-Accounts: the American Century VP Value Fund, AllianceBernstein VPS Balanced Wealth Strategy Portfolio, AllianceBernstein VPS International Value Portfolio, AllianceBernstein VPS Small/Mid-Cap Value Portfolio, AllianceBernstein VPS Value Portfolio, AllianceBernstein VPS International Growth Portfolio, Invesco V.I. Basic Value Fund, Invesco V.I. Capital Appreciation Fund, Invesco V.I. Core Equity Fund, Invesco V.I. Government Securities Fund, Invesco V.I. High Yield Fund, Invesco V.I. International Growth Fund (merged with Invesco Van Kampen V. I. International Growth Equity), Invesco V.I. Mid Cap Core Equity Fund, Invesco V.I. Small Cap Equity Fund, Invesco V.I. Capital Development Fund, Invesco V.I. Balanced Risk Allocation Fund (merged with Invesco V.I. Global Multi-Asset Fund), Invesco V.I. Dividend Growth Fund (merged with Invesco V.I. Select Dimensions Dividend Growth Portfolio), American Century VP Mid Cap Value Fund, American Funds Global Bond Fund, American Funds Global Growth and Income Fund, American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, American Funds Global Small Capitalization Fund, Sterling Capital Strategic Allocation Equity VIF (formerly BB&T Capital Manager Equity VIF), Sterling Capital Select Equity VIF (formerly BB&T Select Equity VIF), Sterling Capital Special Opportunities VIF (formerly BB&T Special Opportunities Equity VIF), Sterling Capital Total Return Bond VIF (formerly BB&T Total Return Bond VIF), Columbia Variable Portfolio -- Small Company Growth Fund (formerly Columbia Small Company Growth VS Fund), Wells Fargo Advantage VT Omega Growth Fund, Fidelity VIP Growth Portfolio, Fidelity VIP Contrafund(R) Portfolio, Fidelity VIP Mid Cap Portfolio, Fidelity VIP Value Strategies Portfolio, Fidelity VIP Dynamic Capital Appreciation Portfolio, Fidelity VIP Strategic Income Portfolio, Franklin Rising Dividends Securities Fund, Franklin Income Securities Fund, Franklin Large Cap Growth Securities Fund, Franklin Global Real Estate Securities Fund, Franklin Small-Mid Cap Growth Securities Fund, Franklin Small Cap Value Securities Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Templeton Growth Securities Fund, Mutual Global Discovery Securities Fund, Franklin Flex Cap Growth Securities Fund, Franklin Large Cap Value Securities Fund, Templeton Global Bond Securities Fund, Hartford Advisers HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Research HLS Fund, Hartford Healthcare HLS Fund (formerly Hartford Global Health HLS
    Fund), Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford Small/Mid Cap Equity HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, American Funds Asset Allocation HLS Fund, American Funds Blue Chip Income and Growth HLS Fund, American Funds Bond HLS Fund, American Funds Global Bond HLS Fund, American Funds Global Growth and Income HLS Fund, American Funds Global Growth HLS Fund, American Funds Global Small Capitalization HLS Fund, American Funds Growth HLS Fund, American Funds Growth-Income HLS Fund, American Funds International HLS Fund, American Funds New World HLS Fund, Hartford Portfolio Diversifier HLS Fund, Huntington VA Income Equity Fund, Huntington VA Dividend Capture Fund, Huntington VA Growth Fund, Huntington VA Mid Corp America Fund, Huntington VA New Economy Fund, Huntington VA Rotating Markets Fund, Huntington VA International Equity Fund, Huntington VA Macro 100 Fund, Huntington VA Mortgage Securities Fund, Huntington VA Situs Fund, Lord Abbett Fundamental Equity Fund, Lord Abbett Capital Structure Fund, Lord Abbett Bond Debenture Fund, Lord Abbett Growth and Income Fund, MFS(R) Core Equity Series, MFS(R) Growth Series, MFS(R) Global Equity Series, MFS(R) High Income Series, MFS(R) Investors Growth Stock Series, MFS(R) Investors Trust Series, MFS(R) Mid Cap Growth Series, MFS(R) New Discovery Series, MFS(R) Total Return Series, MFS(R) Value

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

    Series, MFS(R) Research Bond Series, MFS(R) Research International Series, MFS(R) Research Series, BlackRock Global Allocation V.I. Fund, BlackRock Global Opportunities V.I. Fund, BlackRock Large Cap Growth V.I. Fund, BlackRock Equity Dividend V.I. Fund (formerly BlackRock Utilities and Telecommunications V.I. Fund), UIF Mid Cap Growth Portfolio, Invesco Van Kampen V.I. Mid Cap Value Fund, Morgan Stanley -- Focus Growth Portfolio*, Morgan Stanley Multi Cap Growth Portfolio (formerly Morgan Stanley -- Capital Opportunities Portfolio), Morgan Stanley -- Mid Cap Growth Portfolio, Morgan Stanley -- Flexible Income Portfolio, MTB Managed Allocation Fund -- Moderate Growth II, BlackRock Capital Appreciation V.I. Fund, Columbia Variable Portfolio -- Marsico International Opportunities Fund (formerly Columbia Marsico International Opportunities VS Fund), Columbia Variable Portfolio -- High Income Fund (formerly Columbia High Yield VS Fund), Columbia Variable Portfolio -- Marsico Focused Equities Fund (formerly Columbia Marsico Focused Equities VS Fund), Columbia Variable Portfolio -- Asset Allocation Fund (formerly Columbia Asset Allocation Fund
    VS), Columbia Variable Portfolio -- Marsico Growth Fund (formerly Columbia Marsico Growth VS Fund), Columbia Variable Portfolio -- Marsico 21st Century Fund (formerly Columbia Marsico 21st Century VS Fund), Columbia Variable Portfolio -- Mid Cap Growth Fund (formerly Columbia Marsico Midcap Growth VS
    Fund), Columbia Variable Portfolio -- Diversified Equity Income Fund (merged with Columbia Large Cap Value VS Fund), Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Securities Fund/VA, Oppenheimer Main Street Fund(R)/VA, Oppenheimer Main Street Small- & Mid-Cap Fund/VA (formerly Oppenheimer Main Street SmallCap Fund/VA), Oppenheimer Value Fund/VA, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT International Value Fund, Putnam VT International Equity Fund, Putnam VT Investors Fund, Putnam VT Small Cap Value Fund, Putnam VT Voyager Fund, JPMorgan Insurance Trust Core Bond Portfolio -- 1, JPMorgan Insurance Trust U.S. Equity Portfolio -- 1, JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- 1, JPMorgan Insurance Trust Equity Index Portfolio -- 1, JPMorgan Insurance Trust Intrepid Growth Portfolio -- 1, JPMorgan Insurance Trust Mid Cap Growth Portfolio -- 1, JPMorgan Insurance Trust Mid Cap Value Portfolio -- 1, Putnam VT Equity Income Fund, PIMCO All Asset Portfolio, PIMCO EqS Pathfinder Portfolio, Jennison 20/20 Focus Portfolio, Jennison Portfolio, Prudential Value Portfolio, Prudential Series International Growth Portfolio, Legg Mason ClearBridge Variable Equity Income Builder Portfolio, Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio, Legg Mason Western Asset Variable Global High Yield Bond Portfolio, Legg Mason ClearBridge Variable Large Cap Value Portfolio, Invesco Van Kampen V.I. Growth and Income Fund, Invesco Van Kampen V.I. Comstock Fund, Invesco Van Kampen V.I. Capital Growth Fund (merged with Invesco V.I. Large Cap Growth Fund), Wells Fargo Advantage VT Index Asset Allocation Fund, Wells Fargo Advantage VT Total Return Bond Fund, Wells Fargo Advantage VT Intrinsic Value Fund, Wells Fargo Advantage VT International Equity Fund, Wells Fargo Advantage VT Small Cap Growth Fund, Wells Fargo Advantage VT Discovery Fund, Wells Fargo Advantage VT Small Cap Value Fund and Wells Fargo Advantage VT Opportunity Fund (merged with Wells Fargo Advantage VT Core Equity Fund).

* This fund was not funded as of December 31, 2011, and as a result, it is not presented in the statements of assets and liabilities.

     During 2010 the following Sub-Accounts were liquidated: Evergreen VA Diversified Capital Builder Fund, BB&T Mid Cap Growth VIF, Templeton Global Asset Allocation Fund and JPMorgan Insurance Trust Balanced Portfolio -- 1.

     The Sub-Accounts are invested in mutual funds (the "Funds") of the same name.

     Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company's other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP):

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the last in, first out method. Dividend income is either accrued daily or as of the ex-dividend date based upon the fund. Net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

-------------------------------------------------------------------------------

       c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

       d) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate contained within the financial statements are the fair value measurements.

       e) SUBSEQUENT EVENTS -- On March 21, 2012, Hartford Financial Services Group, Inc. ("HFSG"), the ultimate parent of the Sponsor Company, announced that it has decided to focus on its Property and Casualty, Group Benefits and Mutual Funds businesses. As a result, HFSG will cease selling its individual annuity products effective April 27, 2012. In addition, HFSG is pursuing sales or other strategic alternatives for its individual life, Woodbury Financial Services and retirement plans businesses.

       Management has evaluated events subsequent to December 31, 2011 and through the financial statement issuance date of April 13, 2012, noting there are no additional subsequent events requiring adjustment or disclosure in the financial statements.

       f) MORTALITY RISK -- The mortality risk associated with net assets allocated to contracts in the annuity period is determined according to certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company.

       g) FAIR VALUE MEASUREMENTS -- The Sub-Account's investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the closing net asset value as determined by the appropriate Fund, which in turn value their investment securities at fair value, as of December 31, 2011. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Level 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

       Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open-ended management investment companies ("mutual funds").

       Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

       Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

       As of December 31, 2011, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account's policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the year ended December 31, 2011.

       h) ACCOUNTING FOR UNCERTAIN TAX PROVISIONS -- Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2011. The 2007 through 2011 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

       i) ADOPTION OF NEW ACCOUNTING STANDARDS -- In May 2011, the Financial Accounting Standards Board issued a standard clarifying how to measure fair value in order to ensure that fair value has the same meaning in U.S. GAAP and in International Financial Reporting Standards and that their respective fair value measurement and disclosure requirements are the same (except for minor differences in wording and style). This standard will be effective for the Account beginning January 1, 2012. Management is currently evaluating the impact of this guidance on the Account's financial statements for the year ended December 31, 2012.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, described as follows:

       a) MORTALITY AND EXPENSE RISK CHARGES -- The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges and, with respect to the Account, receives a maximum annual fee of 1.55% of the Sub-Account's average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

       b) TAX EXPENSE CHARGE -- If applicable, the Sponsor Company will make deductions of a maximum rate of 3.5% of the contract's average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Accounts average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       c) ADMINISTRATIVE CHARGES -- The Sponsor Company provides administrative services to the Account and receives a maximum annual fee of 0.20% of the Sub-Account's average daily net assets for these services. These charges are reflected in the accompanying statements of operations.

       d) ANNUAL MAINTENANCE FEES -- An annual maintenance fee up to a maximum of $30 may be deducted, by the Sponsor Company, from the Sub-Account's net assets each contract year. These charges are deducted through a surrender of units and are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

       e) RIDER CHARGES -- The Sponsor Company will charge an expense for various rider charges, which are either included in the mortality and expense risk charges in the accompanying statements of operations or the surrenders for benefit payments and fees in the accompanying statements of changes in net assets. For further detail regarding specific product rider charges, please refer to Footnote 6, Financial Highlights.

       f) DISTRIBUTION CHARGE -- A Distribution Charge of 0.75% may be charged, by the Sponsor Company, to the contract's value each year at the contract anniversary date. This charge is based on a percentage of remaining gross premiums with each premium payment having its own Distribution Charge schedule. The Distribution Charge is reduced to zero after the completion of eight years after each respective premium payment. These charges are deducted through a redemption of units and are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2011 were as follows:

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
American Century VP Value Fund                          $312,345         $24,006
AllianceBernstein VPS Balanced Wealth Strategy         1,541,976       1,151,072
 Portfolio
AllianceBernstein VPS International Value              1,586,728       1,081,143
 Portfolio
AllianceBernstein VPS Small/Mid-Cap Value                514,142         623,692
 Portfolio
AllianceBernstein VPS Value Portfolio                     68,100          26,385
AllianceBernstein VPS International Growth               152,985         179,052
 Portfolio
Invesco V.I. Basic Value Fund                          3,031,258      12,186,796
Invesco V.I. Capital Appreciation Fund                 1,964,951       6,298,683
Invesco V.I. Core Equity Fund                          8,015,308      23,390,455
Invesco V.I. Government Securities Fund               58,794,009     112,044,657
Invesco V.I. High Yield Fund                             310,475         601,583
Invesco V.I. International Growth Fund*                8,453,592      15,059,734

-------------------------------------------------------------------------------

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
Invesco V.I. Mid Cap Core Equity Fund                 $6,537,955     $26,021,124
Invesco V.I. Small Cap Equity Fund                    12,878,469      16,985,729
Invesco V.I. Capital Development Fund                  5,481,710       3,570,709
Invesco V.I. Balanced Risk Allocation Fund*            3,549,494       1,929,092
Invesco V.I. Dividend Growth Fund*                         6,344           6,655
American Century VP Mid Cap Value Fund                    19,822             879
American Funds Global Bond Fund                       27,890,320      31,734,947
American Funds Global Growth and Income Fund           8,829,928      26,651,150
American Funds Asset Allocation Fund                  28,071,179      80,585,633
American Funds Blue Chip Income and Growth Fund        9,790,262      32,801,431
American Funds Bond Fund                              32,061,688      86,662,620
American Funds Global Growth Fund                      7,237,088      26,765,814
American Funds Growth Fund                            36,899,859     204,749,929
American Funds Growth-Income Fund                     36,406,529     162,947,847
American Funds International Fund                     16,256,538      51,166,218
American Funds New World Fund                         12,693,517      37,762,078
American Funds Global Small Capitalization Fund        8,951,221      29,582,538
Sterling Capital Strategic Allocation Equity
 VIF*                                                        295             599
Sterling Capital Select Equity VIF*                           26             288
Sterling Capital Special Opportunities VIF*              128,422         192,969
Sterling Capital Total Return Bond VIF*                  227,793         188,001
Columbia Variable Portfolio -- Small Company
 Growth Fund*                                            782,896       2,947,177
Wells Fargo Advantage VT Omega Growth Fund               309,620         239,328
Fidelity VIP Growth Portfolio                            754,922         395,858
Fidelity VIP Contrafund(R) Portfolio                   3,886,155       2,719,211
Fidelity VIP Mid Cap Portfolio                         1,867,696       2,379,180
Fidelity VIP Value Strategies Portfolio                  749,046         576,046
Fidelity VIP Dynamic Capital Appreciation
 Portfolio                                                67,761          81,451
Fidelity VIP Strategic Income Portfolio                   14,196             171
Franklin Rising Dividends Securities Fund             27,883,173      67,462,308
Franklin Income Securities Fund                       88,469,759     202,999,081
Franklin Large Cap Growth Securities Fund              4,931,765      15,153,782
Franklin Global Real Estate Securities Fund              191,431         343,611
Franklin Small-Mid Cap Growth Securities Fund         13,785,427      33,688,840
Franklin Small Cap Value Securities Fund               6,958,621       8,575,442
Franklin Strategic Income Securities Fund             54,884,967      79,037,279
Mutual Shares Securities Fund                         23,512,450     104,731,708
Templeton Developing Markets Securities Fund          14,367,527      33,321,676
Templeton Foreign Securities Fund                     26,039,571      48,667,277
Templeton Growth Securities Fund                      11,766,010      67,012,021
Mutual Global Discovery Securities Fund               18,686,194      37,936,901
Franklin Flex Cap Growth Securities Fund               4,179,520       7,546,629
Franklin Large Cap Value Securities Fund               1,884,955       2,956,146
Templeton Global Bond Securities Fund                  6,796,621       4,443,265
Hartford Advisers HLS Fund                             1,626,665       3,833,984
Hartford Total Return Bond HLS Fund                   27,724,067      36,325,769
Hartford Capital Appreciation HLS Fund                22,727,308      26,192,182
Hartford Dividend and Growth HLS Fund                 13,727,275      17,036,302
Hartford Global Research HLS Fund                         57,192         133,021

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
Hartford Healthcare HLS Fund*                               $491         $79,068
Hartford Global Growth HLS Fund                           73,782         264,891
Hartford Disciplined Equity HLS Fund                   2,433,685       2,027,389
Hartford Growth HLS Fund                                 371,115         276,155
Hartford Growth Opportunities HLS Fund                 5,349,325       5,616,569
Hartford High Yield HLS Fund                           4,096,853       1,679,420
Hartford Index HLS Fund                                  203,412         124,590
Hartford International Opportunities HLS Fund          1,553,132       2,167,754
Hartford Small/Mid Cap Equity HLS Fund                   896,597         794,692
Hartford MidCap HLS Fund                                   2,619         522,273
Hartford MidCap Value HLS Fund                            87,152         195,082
Hartford Money Market HLS Fund                       256,494,041     271,970,406
Hartford Small Company HLS Fund                        1,556,400       2,334,409
Hartford SmallCap Growth HLS Fund                      1,564,019         370,060
Hartford Stock HLS Fund                                  976,895       3,225,060
Hartford U.S. Government Securities HLS Fund           2,834,768       3,532,555
Hartford Value HLS Fund                                  174,579         210,444
American Funds Asset Allocation HLS Fund               2,621,753       1,319,812
American Funds Blue Chip Income and Growth HLS
 Fund                                                    492,020         778,975
American Funds Bond HLS Fund                           5,226,195       7,350,797
American Funds Global Bond HLS Fund                      919,435         979,061
American Funds Global Growth and Income HLS
 Fund                                                    907,056       2,007,227
American Funds Global Growth HLS Fund                    978,865       1,044,660
American Funds Global Small Capitalization HLS
 Fund                                                  1,864,153       2,034,190
American Funds Growth HLS Fund                         6,465,166       8,185,343
American Funds Growth-Income HLS Fund                  3,611,417       5,092,223
American Funds International HLS Fund                  8,182,399       3,563,248
American Funds New World HLS Fund                      1,575,005       2,323,543
Hartford Portfolio Diversifier HLS Fund                7,738,916         175,025
Huntington VA Income Equity Fund                         511,339         865,946
Huntington VA Dividend Capture Fund                    1,129,017       1,519,538
Huntington VA Growth Fund                                314,653         506,171
Huntington VA Mid Corp America Fund                      261,657         996,310
Huntington VA New Economy Fund                           294,045         865,612
Huntington VA Rotating Markets Fund                       37,848         198,408
Huntington VA International Equity Fund                  537,068       1,061,471
Huntington VA Macro 100 Fund                             208,186         252,109
Huntington VA Mortgage Securities Fund                   579,099         717,403
Huntington VA Situs Fund                                 546,290       1,426,269
Lord Abbett Fundamental Equity Fund                      853,188          63,407
Lord Abbett Capital Structure Fund                       856,175         458,913
Lord Abbett Bond Debenture Fund                        2,043,967       2,503,268
Lord Abbett Growth and Income Fund                        90,412         236,481
MFS(R) Core Equity Series                              2,026,544       3,178,960
MFS(R) Growth Series                                   5,068,828       6,707,966
MFS(R) Global Equity Series                            2,308,020       3,048,741
MFS(R) High Income Series                             23,040,900      31,960,738
MFS(R) Investors Growth Stock Series                   2,088,404       4,484,400
MFS(R) Investors Trust Series                          9,474,914      30,560,997

-------------------------------------------------------------------------------

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
MFS(R) Mid Cap Growth Series                          $3,117,281     $10,288,176
MFS(R) New Discovery Series                           25,676,301      32,621,260
MFS(R) Total Return Series                            45,103,707      92,003,773
MFS(R) Value Series                                   13,550,017      21,104,909
MFS(R) Research Bond Series                           30,927,117      26,675,796
MFS(R) Research International Series                   3,801,862       5,022,625
MFS(R) Research Series                                 1,410,467       2,025,674
BlackRock Global Allocation V.I. Fund                     18,988              12
BlackRock Global Opportunities V.I. Fund                  17,749          25,239
BlackRock Large Cap Growth V.I. Fund                       7,599          47,671
BlackRock Equity Dividend V.I. Fund                      132,131          20,160
UIF Mid Cap Growth Portfolio                           1,171,359         939,123
Invesco Van Kampen V.I. Mid Cap Value Fund               293,914         484,414
Morgan Stanley -- Focus Growth Portfolio                      --           6,944
Morgan Stanley Multi Cap Growth Portfolio*                22,666          68,172
Morgan Stanley -- Mid Cap Growth Portfolio               164,383          15,174
Morgan Stanley -- Flexible Income Portfolio               34,383           1,132
MTB Managed Allocation Fund -- Moderate Growth
 II                                                          288             208
BlackRock Capital Appreciation V.I. Fund                 127,177          15,476
Columbia Variable Portfolio -- Marsico
 International Opportunities Fund*                       964,477       3,825,693
Columbia Variable Portfolio -- High Income
 Fund*                                                 1,858,898       3,097,711
Columbia Variable Portfolio -- Marsico Focused
 Equities Fund*                                          539,257       3,050,354
Columbia Variable Portfolio -- Asset Allocation
 Fund*                                                   851,043         636,651
Columbia Variable Portfolio -- Marsico Growth
 Fund*                                                   616,847       2,661,605
Columbia Variable Portfolio -- Marsico 21st
 Century Fund*                                           344,350       1,126,931
Columbia Variable Portfolio -- Mid Cap Growth
 Fund*                                                 1,173,871       4,705,200
Columbia Variable Portfolio -- Diversified
 Equity Income Fund*                                  14,409,206      16,687,296
Oppenheimer Capital Appreciation Fund/VA                  29,938         127,915
Oppenheimer Global Securities Fund/VA                    470,146       1,097,200
Oppenheimer Main Street Fund(R)/VA                       118,654         228,672
Oppenheimer Main Street Small- & Mid-Cap
 Fund/VA*                                                581,099       1,264,730
Oppenheimer Value Fund/VA                                 34,880          21,443
Putnam VT Diversified Income Fund                      4,664,427       3,369,714
Putnam VT Global Asset Allocation Fund                   145,645          39,028
Putnam VT International Value Fund                       190,648           7,709
Putnam VT International Equity Fund                       86,431          23,495
Putnam VT Investors Fund                                 386,396             131
Putnam VT Small Cap Value Fund                         2,003,848          87,793
Putnam VT Voyager Fund                                   705,846          15,004
JPMorgan Insurance Trust Core Bond Portfolio --
 1                                                    16,417,860      20,496,075
JPMorgan Insurance Trust U.S. Equity Portfolio
 -- 1                                                    895,937       1,890,115
JPMorgan Insurance Trust Intrepid Mid Cap
 Portfolio -- 1                                        1,216,131       2,175,472
JPMorgan Insurance Trust Equity Index Portfolio
 -- 1                                                  3,149,869       7,686,512
JPMorgan Insurance Trust Intrepid Growth
 Portfolio -- 1                                          545,378         900,873
JPMorgan Insurance Trust Mid Cap Growth
 Portfolio -- 1                                        1,918,844       3,080,950
JPMorgan Insurance Trust Mid Cap Value Portfolio
 -- 1                                                    699,051       2,094,239
Putnam VT Equity Income Fund                             417,500             165
PIMCO All Asset Portfolio                                118,968             219
PIMCO EqS Pathfinder Portfolio                           109,471          13,531

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
Jennison 20/20 Focus Portfolio                           $10,078         $38,440
Jennison Portfolio                                           128         102,404
Prudential Value Portfolio                                   506           9,431
Prudential Series International Growth
 Portfolio                                                    50           1,851
Legg Mason ClearBridge Variable Equity Income
 Builder Portfolio                                         3,178          29,954
Legg Mason ClearBridge Variable Fundamental All
 Cap Value Portfolio                                      13,209         222,328
Legg Mason Western Asset Variable Global High
 Yield Bond Portfolio                                      6,502          27,143
Legg Mason ClearBridge Variable Large Cap Value
 Portfolio                                                 9,266          40,908
Invesco Van Kampen V.I. Growth and Income Fund           166,281         303,626
Invesco Van Kampen V.I. Comstock Fund                      5,463          17,660
Invesco Van Kampen V.I. Capital Growth Fund*          21,235,886      23,329,429
Wells Fargo Advantage VT Index Asset Allocation
 Fund                                                        387             228
Wells Fargo Advantage VT Total Return Bond Fund              696             140
Wells Fargo Advantage VT Intrinsic Value Fund                547           2,859
Wells Fargo Advantage VT International Equity
 Fund                                                    267,801         316,008
Wells Fargo Advantage VT Small Cap Growth Fund           522,056         637,413
Wells Fargo Advantage VT Discovery Fund                      600              72
Wells Fargo Advantage VT Small Cap Value Fund          1,163,284       3,496,480
Wells Fargo Advantage VT Opportunity Fund*            12,061,766      10,162,770

*   See Note 1 for additional information related to this Sub-Account.

5.  CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2011 were as follows:

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                        ISSUED        REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
American Century VP Value Fund         33,010          2,409         30,601
AllianceBernstein VPS Balanced
 Wealth Strategy Portfolio            134,947        107,684         27,263
AllianceBernstein VPS
 International Value
 Portfolio                            210,438        147,908         62,530
AllianceBernstein VPS
 Small/Mid-Cap Value
 Portfolio                             42,576         52,464         (9,888)
AllianceBernstein VPS Value
 Portfolio                              7,607          2,678          4,929
AllianceBernstein VPS
 International Growth
 Portfolio                             15,437         20,877         (5,440)
Invesco V.I. Basic Value Fund       2,643,829     10,973,700     (8,329,871)
Invesco V.I. Capital
 Appreciation Fund                  1,238,230      5,000,870     (3,762,640)
Invesco V.I. Core Equity Fund         791,490      2,098,775     (1,307,285)
Invesco V.I. Government
 Securities Fund                   37,489,127     82,616,488    (45,127,361)
Invesco V.I. High Yield Fund          121,770        268,824       (147,054)
Invesco V.I. International
 Growth Fund*                       2,924,699      6,655,368     (3,730,669)
Invesco V.I. Mid Cap Core
 Equity Fund                        3,652,375     14,168,261    (10,515,886)
Invesco V.I. Small Cap Equity
 Fund                                 898,150      1,098,243       (200,093)
Invesco V.I. Capital
 Development Fund                     627,083        419,992        207,091
Invesco V.I. Balanced Risk
 Allocation Fund*                     305,905        138,709        167,196
Invesco V.I. Dividend Growth
 Fund*                                    588            576             12
American Century VP Mid Cap
 Value Fund                             2,098             94          2,004
American Funds Global Bond
 Fund                               2,002,344      2,420,995       (418,651)
American Funds Global Growth
 and Income Fund                      628,768      2,454,639     (1,825,871)
American Funds Asset
 Allocation Fund                    1,805,959      5,817,570     (4,011,611)
American Funds Blue Chip
 Income and Growth Fund             7,815,520     30,135,185    (22,319,665)
American Funds Bond Fund            1,749,089      5,780,957     (4,031,868)

-------------------------------------------------------------------------------

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                        ISSUED        REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
American Funds Global Growth
 Fund                                 445,416      1,793,727     (1,348,311)
American Funds Growth Fund          3,011,548     16,758,296    (13,746,748)
American Funds Growth-Income
 Fund                               2,294,624     12,380,608    (10,085,984)
American Funds International
 Fund                               1,043,865      3,557,848     (2,513,983)
American Funds New World Fund         472,769      1,471,845       (999,076)
American Funds Global Small
 Capitalization Fund                  465,750      1,638,808     (1,173,058)
Sterling Capital Strategic
 Allocation Equity VIF*                    32             55            (23)
Sterling Capital Select Equity
 VIF*                                      --             27            (27)
Sterling Capital Special
 Opportunities VIF*                     4,430         13,987         (9,557)
Sterling Capital Total Return
 Bond VIF*                             13,568         14,898         (1,330)
Columbia Variable Portfolio --
 Small Company Growth Fund*           367,277      2,267,983     (1,900,706)
Wells Fargo Advantage VT Omega
 Growth Fund                          305,083        248,105         56,978
Fidelity VIP Growth Portfolio          76,321         38,806         37,515
Fidelity VIP Contrafund(R)
 Portfolio                            337,058        256,179         80,879
Fidelity VIP Mid Cap Portfolio        171,661        196,334        (24,673)
Fidelity VIP Value Strategies
 Portfolio                             72,224         53,678         18,546
Fidelity VIP Dynamic Capital
 Appreciation Portfolio                 6,458          8,366         (1,908)
Fidelity VIP Strategic Income
 Portfolio                              1,004              8            996
Franklin Rising Dividends
 Securities Fund                    1,695,159      4,337,987     (2,642,828)
Franklin Income Securities
 Fund                               2,326,073     11,731,084     (9,405,011)
Franklin Large Cap Growth
 Securities Fund                      430,182      1,316,263       (886,081)
Franklin Global Real Estate
 Securities Fund                        5,353         19,013        (13,660)
Franklin Small-Mid Cap Growth
 Securities Fund                    1,278,801      3,011,053     (1,732,252)
Franklin Small Cap Value
 Securities Fund                      705,903        860,553       (154,650)
Franklin Strategic Income
 Securities Fund                    2,282,012      4,236,545     (1,954,533)
Mutual Shares Securities Fund       1,085,887      6,816,418     (5,730,531)
Templeton Developing Markets
 Securities Fund                      667,847      1,478,779       (810,932)
Templeton Foreign Securities
 Fund                               1,972,429      3,655,442     (1,683,013)
Templeton Growth Securities
 Fund                                 708,458      5,169,957     (4,461,499)
Mutual Global Discovery
 Securities Fund                      751,867      1,884,979     (1,133,112)
Franklin Flex Cap Growth
 Securities Fund                      367,922        624,446       (256,524)
Franklin Large Cap Value
 Securities Fund                      176,114        283,486       (107,372)
Templeton Global Bond
 Securities Fund                      428,464        326,258        102,206
Hartford Advisers HLS Fund            523,620      2,692,974     (2,169,354)
Hartford Total Return Bond HLS
 Fund                               4,913,431      9,953,639     (5,040,208)
Hartford Capital Appreciation
 HLS Fund                           2,985,021      7,391,647     (4,406,626)
Hartford Dividend and Growth
 HLS Fund                           1,714,254      5,655,073     (3,940,819)
Hartford Global Research HLS
 Fund                                   5,949         13,042         (7,093)
Hartford Healthcare HLS Fund*             440         34,215        (33,775)
Hartford Global Growth HLS
 Fund                                  10,756        138,615       (127,859)
Hartford Disciplined Equity
 HLS Fund                             244,664        227,271         17,393
Hartford Growth HLS Fund               35,726         25,126         10,600
Hartford Growth Opportunities
 HLS Fund                             607,475        612,315         (4,840)
Hartford High Yield HLS Fund          329,488        157,393        172,095
Hartford Index HLS Fund                15,066         22,535         (7,469)
Hartford International
 Opportunities HLS Fund               309,545        760,965       (451,420)
Hartford Small/Mid Cap Equity
 HLS Fund                              58,175         68,342        (10,167)
Hartford MidCap HLS Fund                5,523        117,055       (111,532)
Hartford MidCap Value HLS Fund         31,915         82,134        (50,219)

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                        ISSUED        REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
Hartford Money Market HLS Fund    217,899,825    230,838,104    (12,938,279)
Hartford Small Company HLS
 Fund                                 302,510        891,728       (589,218)
Hartford SmallCap Growth HLS
 Fund                                 123,264         35,686         87,578
Hartford Stock HLS Fund               724,703      2,973,022     (2,248,319)
Hartford U.S. Government
 Securities HLS Fund                  260,546        371,245       (110,699)
Hartford Value HLS Fund                18,538         21,884         (3,346)
American Funds Asset
 Allocation HLS Fund                  246,642        116,437        130,205
American Funds Blue Chip
 Income and Growth HLS Fund            51,090         73,950        (22,860)
American Funds Bond HLS Fund          427,439        661,731       (234,292)
American Funds Global Bond HLS
 Fund                                  71,273         81,741        (10,468)
American Funds Global Growth
 and Income HLS Fund                   66,031        203,150       (137,119)
American Funds Global Growth
 HLS Fund                             102,327        105,608         (3,281)
American Funds Global Small
 Capitalization HLS Fund              195,959        215,648        (19,689)
American Funds Growth HLS Fund        689,735        800,775       (111,040)
American Funds Growth-Income
 HLS Fund                             390,616        518,496       (127,880)
American Funds International
 HLS Fund                             913,818        373,514        540,304
American Funds New World HLS
 Fund                                 114,926        225,035       (110,109)
Hartford Portfolio Diversifier
 HLS Fund                             742,247         12,596        729,651
Huntington VA Income Equity
 Fund                                 113,043        372,069       (259,026)
Huntington VA Dividend Capture
 Fund                                 311,390        342,182        (30,792)
Huntington VA Growth Fund             154,389        304,499       (150,110)
Huntington VA Mid Corp America
 Fund                                  50,452        189,967       (139,515)
Huntington VA New Economy Fund         78,065        252,060       (173,995)
Huntington VA Rotating Markets
 Fund                                   4,207         34,958        (30,751)
Huntington VA International
 Equity Fund                           98,052        253,708       (155,656)
Huntington VA Macro 100 Fund           64,840        214,438       (149,598)
Huntington VA Mortgage
 Securities Fund                       62,961        193,046       (130,085)
Huntington VA Situs Fund              187,166        761,765       (574,599)
Lord Abbett Fundamental Equity
 Fund                                  74,622          6,863         67,759
Lord Abbett Capital Structure
 Fund                                  70,958         38,578         32,380
Lord Abbett Bond Debenture
 Fund                                  95,681        186,183        (90,502)
Lord Abbett Growth and Income
 Fund                                   8,275         21,136        (12,861)
MFS(R) Core Equity Series             230,504        362,081       (131,577)
MFS(R) Growth Series                  635,371        829,604       (194,233)
MFS(R) Global Equity Series           154,911        203,744        (48,833)
MFS(R) High Income Series           1,141,174      2,121,670       (980,496)
MFS(R) Investors Growth Stock
 Series                               273,520        535,033       (261,513)
MFS(R) Investors Trust Series         950,535      3,043,428     (2,092,893)
MFS(R) Mid Cap Growth Series          566,541      1,790,289     (1,223,748)
MFS(R) New Discovery Series         1,202,532      2,128,169       (925,637)
MFS(R) Total Return Series          2,775,134      6,352,051     (3,576,917)
MFS(R) Value Series                   899,864      1,334,178       (434,314)
MFS(R) Research Bond Series         2,300,886      2,084,517        216,369
MFS(R) Research International
 Series                               277,944        369,431        (91,487)
MFS(R) Research Series                118,855        165,910        (47,055)
BlackRock Global Allocation
 V.I. Fund                              1,934             --          1,934
BlackRock Global Opportunities
 V.I. Fund                              1,143          1,633           (490)
BlackRock Large Cap Growth
 V.I. Fund                                280          3,709         (3,429)
BlackRock Equity Dividend V.I.
 Fund                                  13,137          1,951         11,186

-------------------------------------------------------------------------------

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                        ISSUED        REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
UIF Mid Cap Growth Portfolio           95,371         78,651         16,720
Invesco Van Kampen V.I. Mid
 Cap Value Fund                        26,909         45,206        (18,297)
Morgan Stanley -- Focus Growth
 Portfolio                                 --            817           (817)
Morgan Stanley Multi Cap
 Growth Portfolio*                      3,936         11,636         (7,700)
Morgan Stanley -- Mid Cap
 Growth Portfolio                      12,672          1,082         11,590
Morgan Stanley -- Flexible
 Income Portfolio                       2,731             32          2,699
MTB Managed Allocation Fund --
 Moderate Growth II                        --             --             --
BlackRock Capital Appreciation
 V.I. Fund                             13,859          1,717         12,142
Columbia Variable Portfolio --
 Marsico International
 Opportunities Fund*                  369,156      2,457,060     (2,087,904)
Columbia Variable Portfolio --
 High Income Fund*                    381,103      1,570,089     (1,188,986)
Columbia Variable Portfolio --
 Marsico Focused Equities
 Fund*                                163,660      2,452,218     (2,288,558)
Columbia Variable Portfolio --
 Asset Allocation Fund*               667,386        488,161        179,225
Columbia Variable Portfolio --
 Marsico Growth Fund*                 195,158      2,152,275     (1,957,117)
Columbia Variable Portfolio --
 Marsico 21st Century Fund*           169,333        708,768       (539,435)
Columbia Variable Portfolio --
 Mid Cap Growth Fund*                 523,806      4,119,052     (3,595,246)
Columbia Variable Portfolio --
 Diversified Equity Income
 Fund*                              1,597,598     12,515,698    (10,918,100)
Oppenheimer Capital
 Appreciation Fund/VA                   3,163         13,577        (10,414)
Oppenheimer Global Securities
 Fund/VA*                              40,153         99,101        (58,948)
Oppenheimer Main Street
 Fund(R)/VA                            11,663         23,391        (11,728)
Oppenheimer Main Street Small-
 & Mid-Cap Fund/VA*                    56,698        104,443        (47,745)
Oppenheimer Value Fund/VA               3,470          1,924          1,546
Putnam VT Diversified Income
 Fund                                 189,891        256,697        (66,806)
Putnam VT Global Asset
 Allocation Fund                       11,195          2,647          8,548
Putnam VT International Value
 Fund                                  25,158            770         24,388
Putnam VT International Equity
 Fund                                   9,747          2,301          7,446
Putnam VT Investors Fund               28,450             --         28,450
Putnam VT Small Cap Value Fund        128,991          6,385        122,606
Putnam VT Voyager Fund                 56,670          1,752         54,918
JPMorgan Insurance Trust Core
 Bond Portfolio -- 1                  894,973      1,469,219       (574,246)
JPMorgan Insurance Trust U.S.
 Equity Portfolio -- 1                 64,461        140,287        (75,826)
JPMorgan Insurance Trust
 Intrepid Mid Cap Portfolio --
 1                                     82,462        141,384        (58,922)
JPMorgan Insurance Trust
 Equity Index Portfolio -- 1          228,011        629,985       (401,974)
JPMorgan Insurance Trust
 Intrepid Growth Portfolio --
 1                                     44,064         72,368        (28,304)
JPMorgan Insurance Trust Mid
 Cap Growth Portfolio -- 1            136,575        212,702        (76,127)
JPMorgan Insurance Trust Mid
 Cap Value Portfolio -- 1              44,900        147,603       (102,703)
Putnam VT Equity Income Fund           31,532             --         31,532
PIMCO All Asset Portfolio              11,281             --         11,281
PIMCO EqS Pathfinder Portfolio         11,597          1,424         10,173
Jennison 20/20 Focus Portfolio          7,443          3,699          3,744
Jennison Portfolio                      5,871         59,401        (53,530)
Prudential Value Portfolio                 69          6,307         (6,238)
Prudential Series
 International Growth
 Portfolio                                 25          2,003         (1,978)
Legg Mason ClearBridge
 Variable Equity Income
 Builder Portfolio                        157          3,381         (3,224)
Legg Mason ClearBridge
 Variable Fundamental All Cap
 Value Portfolio                          729         23,018        (22,289)
Legg Mason Western Asset
 Variable Global High Yield
 Bond Portfolio                         1,057         14,033        (12,976)
Legg Mason ClearBridge
 Variable Large Cap Value
 Portfolio                              3,487         30,231        (26,744)
Invesco Van Kampen V.I. Growth
 and Income Fund                       15,333         24,826         (9,493)
Invesco Van Kampen V.I.
 Comstock Fund                             27            733           (706)
Invesco Van Kampen V.I.
 Capital Growth Fund*               1,959,963      2,005,459        (45,496)

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                        ISSUED        REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
Wells Fargo Advantage VT Index             --             --             --
 Asset Allocation Fund
Wells Fargo Advantage VT Total             --             --             --
 Return Bond Fund
Wells Fargo Advantage VT                  369          2,046         (1,677  )
 Intrinsic Value Fund
Wells Fargo Advantage VT              150,579        246,123        (95,544  )
 International Equity Fund
Wells Fargo Advantage VT Small         42,998         49,482         (6,484  )
 Cap Growth Fund
Wells Fargo Advantage VT                   38              1             37
 Discovery Fund
Wells Fargo Advantage VT Small         91,648        274,521       (182,873  )
 Cap Value Fund
Wells Fargo Advantage VT            1,060,823      4,708,193     (3,647,370  )
 Opportunity Fund*

*   See Note 1 for additional information related to this Sub-Account.

    The changes in units outstanding for the year ended December 31, 2010 were as follows:

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                        ISSUED        REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
AllianceBernstein VPS Balanced
 Wealth Strategy Portfolio            171,916         69,071        102,845
AllianceBernstein VPS
 International Value
 Portfolio                            242,752        171,620         71,132
AllianceBernstein VPS
 Small/Mid-Cap Value
 Portfolio                             77,423         29,235         48,188
AllianceBernstein VPS Value
 Portfolio                              5,803          3,743          2,060
AllianceBernstein VPS
 International Growth
 Portfolio                             24,587         16,691          7,896
Invesco V.I. Basic Value Fund       5,781,326     13,632,700     (7,851,374)
Invesco V.I. Capital
 Appreciation Fund                  1,578,845      5,289,568     (3,710,723)
Invesco V.I. Core Equity Fund         884,553      1,749,192       (864,639)
Invesco V.I. Government
 Securities Fund                   66,352,279     91,471,894    (25,119,615)
Invesco V.I. High Yield Fund          321,117        230,515         90,602
Invesco V. I. International
 Growth Fund                        3,020,139      6,811,213     (3,791,074)
Invesco V.I. Mid Cap Core
 Equity Fund                        5,946,585     11,650,305     (5,703,720)
Invesco V.I. Small Cap Equity
 Fund                                 996,172      1,028,401        (32,229)
Invesco V.I. Large Cap Growth
 Fund                                 203,419        383,501       (180,082)
Invesco V.I. Capital
 Development Fund                     270,968        323,739        (52,771)
Invesco V.I. Global
 Multi-Asset Fund                      65,121         18,049         47,072
American Funds Global Bond
 Fund                               1,816,515      2,000,085       (183,570)
American Funds Global Growth
 and Income Fund                    1,625,379      2,550,962       (925,583)
American Funds Asset
 Allocation Fund                    1,463,024      4,904,751     (3,441,727)
American Funds Blue Chip
 Income and Growth Fund            10,964,183     31,383,125    (20,418,942)
American Funds Bond Fund            3,093,766      5,396,922     (2,303,156)
American Funds Global Growth
 Fund                               1,235,237      2,623,049     (1,387,812)
American Funds Growth Fund          3,765,772     15,060,846    (11,295,074)
American Funds Growth-Income
 Fund                               2,813,413     12,089,844     (9,276,431)
American Funds International
 Fund                               1,363,873      3,426,926     (2,063,053)
American Funds New World Fund         971,744      1,080,869       (109,125)
American Funds Global Small
 Capitalization Fund                  856,277      1,506,736       (650,459)
BB&T Capital Manager Equity
 VIF                                       40             29             11
BB&T Select Equity VIF                    295              2            293
BB&T Special Opportunities
 Equity VIF                            16,165         18,151         (1,986)
BB&T Total Return Bond VIF             13,707         43,499        (29,792)
Columbia Small Company Growth
 VS Fund                              297,377      2,439,813     (2,142,436)
Columbia Large Cap Value VS
 Fund                                 799,959      3,856,520     (3,056,561)
Wells Fargo Advantage VT Omega
 Growth Fund                          584,623        629,341        (44,718)
Wells Fargo Advantage VT Core
 Equity Fund                        1,051,274        825,919        225,355
Fidelity VIP Growth Portfolio           6,089         22,077        (15,988)

-------------------------------------------------------------------------------

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                        ISSUED        REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)
 Portfolio                            401,469        200,400        201,069
Fidelity VIP Mid Cap Portfolio        349,652        228,209        121,443
Fidelity VIP Value Strategies
 Portfolio                             60,378         20,659         39,719
Fidelity VIP Dynamic Capital
 Appreciation Portfolio                 4,106          9,584         (5,478)
Fidelity VIP Strategic Income
 Portfolio                              1,098             17          1,081
Franklin Rising Dividends
 Securities Fund                    1,670,259      2,837,597     (1,167,338)
Franklin Income Securities
 Fund                               2,593,655     10,594,989     (8,001,334)
Franklin Large Cap Growth
 Securities Fund                      509,717      1,172,340       (662,623)
Franklin Global Real Estate
 Securities Fund                        8,740         15,063         (6,323)
Franklin Small-Mid Cap Growth
 Securities Fund                    1,601,498      2,742,042     (1,140,544)
Franklin Small Cap Value
 Securities Fund                    1,255,079        802,694        452,385
Franklin Strategic Income
 Securities Fund                    2,788,111      3,676,934       (888,823)
Mutual Shares Securities Fund       1,534,229      6,173,459     (4,639,230)
Templeton Developing Markets
 Securities Fund                    1,198,777      1,009,352        189,425
Templeton Foreign Securities
 Fund                               2,472,269      4,152,266     (1,679,997)
Templeton Growth Securities
 Fund                                 955,417      4,888,701     (3,933,284)
Mutual Global Discovery
 Securities Fund                      968,620      1,489,302       (520,682)
Franklin Flex Cap Growth
 Securities Fund                      261,573        426,420       (164,847)
Franklin Large Cap Value
 Securities Fund                      168,921        279,235       (110,314)
Templeton Global Bond
 Securities Fund                      562,388        268,120        294,268
Hartford Advisers HLS Fund            577,887      3,318,756     (2,740,869)
Hartford Total Return Bond HLS
 Fund                               5,891,617     11,012,243     (5,120,626)
Hartford Capital Appreciation
 HLS Fund                           3,244,757      6,825,088     (3,580,331)
Hartford Dividend and Growth
 HLS Fund                           2,221,028      5,156,119     (2,935,091)
Hartford Global Research HLS
 Fund                                  14,410         11,978          2,432
Hartford Global Health HLS
 Fund                                     790         40,570        (39,780)
Hartford Global Growth HLS
 Fund                                   3,071        146,834       (143,763)
Hartford Disciplined Equity
 HLS Fund                             337,042        179,328        157,714
Hartford Growth HLS Fund               74,858         60,259         14,599
Hartford Growth Opportunities
 HLS Fund                             846,344        392,579        453,765
Hartford High Yield HLS Fund          368,420        256,462        111,958
Hartford Index HLS Fund                   431         12,428        (11,997)
Hartford International
 Opportunities HLS Fund               623,908        803,641       (179,733)
Hartford Small/Mid Cap Equity
 HLS Fund                              73,365         63,492          9,873
Hartford MidCap HLS Fund                  754         67,073        (66,319)
Hartford MidCap Value HLS Fund        134,574         60,966         73,608
Hartford Money Market HLS Fund    146,597,209    238,304,796    (91,707,587)
Hartford Small Company HLS
 Fund                                 113,036        655,960       (542,924)
Hartford SmallCap Growth HLS
 Fund                                  60,235         43,776         16,459
Hartford Stock HLS Fund             1,184,907      4,484,741     (3,299,834)
Hartford U.S. Government
 Securities HLS Fund                  698,930        515,627        183,303
Hartford Value HLS Fund               186,210        221,092        (34,882)
American Funds Asset
 Allocation HLS Fund                  209,278         74,183        135,095
American Funds Blue Chip
 Income and Growth HLS Fund           104,867         49,972         54,895
American Funds Bond HLS Fund          859,147        535,856        323,291
American Funds Global Bond HLS
 Fund                                 106,382        124,948        (18,566)
American Funds Global Growth
 and Income HLS Fund                  148,718        202,124        (53,406)
American Funds Global Growth
 HLS Fund                             149,519        103,787         45,732
American Funds Global Small
 Capitalization HLS Fund              375,422        150,845        224,577

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                        ISSUED        REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
American Funds Growth HLS Fund      1,138,563        630,504        508,059
American Funds Growth-Income
 HLS Fund                             601,325        398,237        203,088
American Funds International
 HLS Fund                           1,062,958        433,167        629,791
American Funds New World HLS
 Fund                                 309,522        178,511        131,011
Huntington VA Income Equity
 Fund                                  71,929        161,757        (89,828)
Huntington VA Dividend Capture
 Fund                                  97,599        384,286       (286,687)
Huntington VA Growth Fund             144,000        212,421        (68,421)
Huntington VA Mid Corp America
 Fund                                  67,911        146,822        (78,911)
Huntington VA New Economy Fund         90,005        146,901        (56,896)
Huntington VA Rotating Markets
 Fund                                  21,859         54,938        (33,079)
Huntington VA International
 Equity Fund                          111,451        160,325        (48,874)
Huntington VA Macro 100 Fund           61,586        171,035       (109,449)
Huntington VA Mortgage
 Securities Fund                      146,997        190,570        (43,573)
Huntington VA Situs Fund              197,961        489,547       (291,586)
Lord Abbett Fundamental Equity
 Fund                                   3,642             --          3,642
Lord Abbett Capital Structure
 Fund                                  77,030         41,884         35,146
Lord Abbett Bond-Debenture
 Fund                                 174,048        221,700        (47,652)
Lord Abbett Growth and Income
 Fund                                  12,025         22,036        (10,011)
MFS(R) Core Equity Series              80,347        212,915       (132,568)
MFS(R) Growth Series                  734,886        705,935         28,951
MFS(R) Global Equity Series           128,171        142,352        (14,181)
MFS(R) High Income Series           2,117,216      2,605,399       (488,183)
MFS(R) Investors Growth Stock
 Series                               133,143        526,665       (393,522)
MFS(R) Investors Trust Series       1,231,803      3,099,800     (1,867,997)
MFS(R) Mid Cap Growth Series        1,219,052      1,589,612       (370,560)
MFS(R) New Discovery Series           729,307      1,938,815     (1,209,508)
MFS(R) Total Return Series          2,412,939      5,376,407     (2,963,468)
MFS(R) Value Series                 1,190,298      1,121,841         68,457
MFS(R) Research Bond Series         2,909,701      1,859,339      1,050,362
MFS(R) Research International
 Series                               329,755        510,132       (180,377)
MFS(R) Research Series                123,476        162,204        (38,728)
BlackRock Global Opportunities
 V.I. Fund                                 11             14             (3)
BlackRock Large Cap Growth
 V.I. Fund                              1,779         12,922        (11,143)
Invesco Van Kampen V. I.
 International Growth Equity               --             44            (44)
UIF Mid Cap Growth Portfolio           48,068         31,246         16,822
Invesco Van Kampen V. I. Mid
 Cap Value Fund                        18,334         14,975          3,359
Morgan Stanley -- Focus Growth
 Portfolio                                 --             --             --
Morgan Stanley -- Capital
 Opportunities Portfolio                1,635          5,771         (4,136)
Morgan Stanley -- Mid Cap
 Growth Portfolio                         540            223            317
Morgan Stanley -- Flexible
 Income Portfolio                          --             34            (34)
Invesco V I Select Dimensions
 Dividend Growth Portfolio                 --             31            (31)
MTB Managed Allocation Fund --
 Moderate Growth II                        --             --             --
Columbia Marsico International
 Opportunities VS Fund                379,009      2,532,013     (2,153,004)
Columbia High Yield VS Fund           310,899      1,773,245     (1,462,346)
Columbia Marsico Focused
 Equities VS Fund                     291,547      2,204,816     (1,913,269)
Columbia Asset Allocation Fund
 VS                                   116,246        801,836       (685,590)
Columbia Marsico Growth VS
 Fund                                 172,020      2,632,639     (2,460,619)
Columbia Marsico 21st Century
 VS Fund                              134,606        620,703       (486,097)
Columbia Marsico Midcap Growth
 VS Fund                              343,838      5,073,327     (4,729,489)

-------------------------------------------------------------------------------

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                        ISSUED        REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
Oppenheimer Capital
 Appreciation Fund/VA                   6,859         12,657         (5,798)
Oppenheimer Global Securities
 Fund/VA                               61,195         98,250        (37,055)
Oppenheimer Main Street
 Fund(R)/VA                            20,127          9,976         10,151
Oppenheimer Main Street Small
 Cap Fund(R)/VA                        64,724         95,497        (30,773)
Oppenheimer Value Fund/VA               8,793          4,294          4,499
Putnam VT Diversified Income
 Fund                                 345,151        290,329         54,822
Putnam VT Global Asset
 Allocation Fund                       22,478          1,541         20,937
Putnam VT International Value
 Fund                                   4,421          3,993            428
Putnam VT International Equity
 Fund                                   3,804          4,261           (457)
Putnam VT Small Cap Value Fund          7,867          1,401          6,466
Putnam VT Voyager Fund                    730              1            729
JPMorgan Insurance Trust Core
 Bond Portfolio -- 1                  753,413      1,254,675       (501,262)
JPMorgan Insurance Trust U.S.
 Equity Portfolio                     110,597        146,467        (35,870)
JPMorgan Insurance Trust
 Intrepid Mid Cap Portfolio --
 1                                     69,971        143,313        (73,342)
JPMorgan Insurance Trust
 Equity Index Portfolio -- 1          333,757        765,423       (431,666)
JPMorgan Insurance Trust
 Intrepid Growth Portfolio --
 1                                     41,728         78,526        (36,798)
JPMorgan Insurance Trust Mid
 Cap Growth Portfolio -- 1             99,897        212,752       (112,855)
JPMorgan Insurance Trust Mid
 Cap Value Portfolio                   90,432        137,397        (46,965)
Jennison 20/20 Focus Portfolio          1,983         31,982        (29,999)
Jennison Portfolio                         53         29,301        (29,248)
Prudential Value Portfolio              1,325        152,054       (150,729)
Prudential Series
 International Growth
 Portfolio                                 --             20            (20)
Legg Mason ClearBridge
 Variable Equity Income
 Builder Portfolio                        212          1,317         (1,105)
Legg Mason ClearBridge
 Variable Fundamental Value
 Portfolio                              1,106         23,999        (22,893)
Legg Mason Western Asset
 Variable Global High Yield
 Bond Portfolio                         1,450            952            498
Legg Mason ClearBridge
 Variable Investors Portfolio           4,690         50,100        (45,410)
Invesco Van Kampen V. I.
 Growth and Income Fund                32,823         19,516         13,307
Invesco Van Kampen V. I.
 Comstock Fund                             98          1,443         (1,345)
Wells Fargo Advantage VT Index
 Asset Allocation Fund                     --             --             --
Wells Fargo Advantage VT Total
 Return Bond Fund                          --             --             --
Wells Fargo Advantage VT
 Intrinsic Value Fund                  10,056         11,028           (972)
Wells Fargo Advantage VT
 International Equity Fund          1,834,757      2,003,727       (168,970)
Wells Fargo Advantage VT Small
 Cap Growth Fund                      295,854      1,851,125     (1,555,271)
Wells Fargo Advantage VT
 Discovery Fund                            --              1             (1)
Wells Fargo Advantage VT Small
 Cap Value Fund                     2,824,329     12,642,453     (9,818,124)

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, net assets, expense ratios, investment income ratios, and total return representing the lowest and highest contract charges for each of the periods presented within each Sub-Account that had outstanding units, as of and for the year ended December 31, 2011. A Sub-Account could invest in multiple share classes, thus resulting in a specific unit value being outside of the range below. Financial highlights for net assets allocated to Sub-Accounts that have merged during the period, if applicable, have been shown for the surviving fund.

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE
 FUND
 2011                                  30,601       $9.911162      to      $10.534031            $304,415
ALLIANCEBERNSTEIN VPS
 BALANCED WEALTH STRATEGY
 PORTFOLIO
 2011                                 518,334       12.552780      to       12.887048           4,968,538
 2010                                 491,071       13.013398      to       13.657129           4,865,846
 2009                                 388,226        9.047715      to       12.721089           3,492,638
 2008                                 162,206        7.327822      to        7.429046           1,197,637
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE
 PORTFOLIO
 2011                               1,276,505        5.678097      to       11.041699           7,122,356
 2010                               1,213,975        7.108204      to       14.081041           8,531,384
 2009                               1,142,843        6.873420      to       13.870269           7,804,286
 2008                                 671,581        5.088962      to        5.159378           3,443,863
ALLIANCEBERNSTEIN VPS
 SMALL/MID-CAP VALUE
 PORTFOLIO
 2011                                 142,973       15.095870      to       16.611315           1,541,969
 2010                                 152,861       16.602960      to       18.676302           1,804,581
 2009                                 104,673        9.222123      to        9.435503             986,265
 2008                                  85,144        6.627915      to        6.719459             568,356
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 2011                                  24,720        8.017467      to       12.578763             204,373
 2010                                  19,791        8.436920      to       13.390012             174,314
 2009                                  17,731        7.667474      to       12.309621             138,231
 2008                                  13,907        6.350732      to        6.414435              88,914
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH
 PORTFOLIO
 2011                                 159,656        6.915655      to       13.022116           1,108,656
 2010                                 165,096        8.340904      to       15.935390           1,387,961
 2009                                 157,200        7.500193      to       14.538460           1,187,403
 2008                                 141,574        5.397825      to        5.454337             769,233
INVESCO V.I. BASIC VALUE FUND
 2011                              27,890,577        1.105738      to       14.600052          28,254,417
 2010                              36,220,448        1.150245      to       15.495518          38,592,858
 2009                              44,071,822        1.080634      to       14.829632          44,576,240
 2008                              48,428,747        0.665662      to        0.736367          33,715,844
 2007                              55,715,714        1.415834      to        1.539735          81,979,199
INVESCO V.I. CAPITAL
 APPRECIATION FUND
 2011                              13,637,926        8.175589      to       12.225379          15,371,350
 2010                              17,400,566        8.973628      to       13.645782          21,106,111
 2009                              21,111,289        7.855750      to       12.151739          21,741,343
 2008                              22,115,517        0.819924      to        6.563072          18,757,344
 2007                              26,725,752        1.462664      to        1.606895          39,709,942

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE
 FUND
 2011                           0.50%     to       1.00%      0.31%     to       0.46%      (0.89)%    to        5.34%
ALLIANCEBERNSTEIN VPS
 BALANCED WEALTH STRATEGY
 PORTFOLIO
 2011                           0.50%     to       2.70%      0.48%     to       2.22%      (5.64)%    to       (3.54)%
 2010                           0.50%     to       2.70%      4.84%     to       4.84%       7.36%     to        9.75%
 2009                           1.25%     to       2.70%      0.87%     to       0.87%      21.14%     to       22.91%
 2008                           0.85%     to       2.50%      2.40%     to       2.40%     (29.42)%    to      (28.64)%
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE
 PORTFOLIO
 2011                           0.85%     to       2.70%      3.99%     to       4.02%     (21.58)%    to      (20.12)%
 2010                           0.85%     to       2.70%      2.82%     to       3.44%       1.52%     to        3.42%
 2009                           0.85%     to       2.70%      1.38%     to       2.23%      30.78%     to       33.22%
 2008                           0.85%     to       2.50%        --      to         --      (52.73)%    to      (52.21)%
ALLIANCEBERNSTEIN VPS
 SMALL/MID-CAP VALUE
 PORTFOLIO
 2011                           0.50%     to       2.70%      0.20%     to       0.23%     (11.06)%    to       (9.08)%
 2010                           0.50%     to       2.70%        --      to         --       23.22%     to       25.96%
 2009                           1.25%     to       2.50%      0.86%     to       0.88%      39.14%     to       40.89%
 2008                           0.85%     to       2.50%        --      to         --      (38.49)%    to      (37.81)%
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 2011                           1.25%     to       2.40%      1.16%     to       1.17%      (6.06)%    to       (4.97)%
 2010                           1.25%     to       2.40%      1.67%     to       1.76%       8.78%     to       10.04%
 2009                           1.25%     to       2.40%      3.08%     to       3.08%      18.17%     to       19.54%
 2008                           1.25%     to       2.45%        --      to         --      (39.78)%    to      (39.30)%
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH
 PORTFOLIO
 2011                           1.25%     to       2.70%      2.75%     to       2.77%     (18.28)%    to      (17.09)%
 2010                           1.25%     to       2.70%      1.55%     to       1.88%       9.61%     to       11.21%
 2009                           1.25%     to       2.70%      4.61%     to       4.61%      35.53%     to       37.51%
 2008                           1.25%     to       2.50%        --      to         --      (48.31)%    to      (47.88)%
INVESCO V.I. BASIC VALUE FUND
 2011                           0.85%     to       2.75%      0.89%     to       0.91%      (5.68)%    to       (3.87)%
 2010                           0.85%     to       2.70%      0.59%     to       0.90%       4.49%     to        6.44%
 2009                           0.85%     to       2.70%      1.73%     to       3.69%      44.07%     to       46.75%
 2008                           0.85%     to       2.55%      0.90%     to       0.91%     (52.98)%    to      (52.18)%
 2007                           0.85%     to       2.55%      0.60%     to       0.61%      (1.01)%    to        0.69%
INVESCO V.I. CAPITAL
 APPRECIATION FUND
 2011                           0.85%     to       2.75%        --      to       0.16%     (10.41)%    to       (8.89)%
 2010                           0.85%     to       2.75%      0.52%     to       0.52%      12.36%     to       14.23%
 2009                           0.85%     to       2.70%      0.29%     to       0.87%      17.85%     to       19.70%
 2008                           0.85%     to       2.55%        --      to         --      (43.94)%    to      (37.46)%
 2007                           0.95%     to       2.55%        --      to         --        9.20%     to       10.96%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND
 2011                               6,273,601      $12.998894      to      $13.157943         $64,528,774
 2010                               7,580,886       12.285289      to       13.533453          80,092,705
 2009                               8,445,525       11.309508      to       12.704451          84,019,331
 2008                               9,308,015        8.328570      to        8.890218          70,267,207
 2007                              11,197,015       12.230262      to       12.834710         118,284,738
INVESCO V.I. GOVERNMENT
 SECURITIES FUND
 2011                              196,180,461       1.469836      to       10.815243         267,497,204
 2010                              241,307,822       1.373740      to       10.301986         309,357,797
 2009                              266,427,437       1.314467      to       10.052014         330,327,193
 2008                              326,274,700       1.198564      to        1.325847         410,643,097
 2007                              276,519,151       1.094766      to        1.190613         315,462,288
INVESCO V.I. HIGH YIELD FUND
 2011                                 746,091        1.598468      to       17.030880           1,169,943
 2010                                 893,145        1.610383      to       17.338981           1,540,721
 2009                                 802,543        1.355162      to        1.442230           1,120,889
 2008                                 793,825        0.909386      to        0.960119             741,459
 2007                               1,020,230        1.254847      to        1.314284           1,309,653
INVESCO V.I. INTERNATIONAL
 GROWTH FUND+
 2011                              29,782,548       12.603920      to       13.951354          63,954,402
 2010                              33,509,828       13.619296      to       15.377007          76,089,512
 2009                              37,300,898        8.606602      to       14.012034          74,364,837
 2008                              39,248,388        1.289787      to        6.433855          56,274,290
 2007                              32,771,151        2.219333      to        2.413489          75,959,529
INVESCO V.I. MID CAP CORE
 EQUITY FUND
 2011                              38,098,834       12.758355      to       13.123601          61,453,126
 2010                              48,614,720       13.714290      to       14.408598          85,178,146
 2009                              54,318,440        1.668104      to       12.985726          84,843,363
 2008                              58,997,031        1.167979      to        1.291991          72,100,957
 2007                              68,255,746        1.676212      to        1.822898         118,825,638
INVESCO V.I. SMALL CAP EQUITY
 FUND
 2011                               3,059,186       14.614533      to       14.896566          43,377,847
 2010                               3,259,279       14.833667      to       15.423915          47,687,718
 2009                               3,291,508        9.079939      to       12.340587          38,521,394
 2008                               3,191,364        9.512314      to       10.335807          31,445,022
 2007                               2,259,654       14.206294      to       14.937331          33,071,587
INVESCO V.I. CAPITAL
 DEVELOPMENT FUND
 2011                                 490,755        7.880215      to       14.751892           4,005,838
 2010                                 283,664        8.095835      to        9.698993           2,681,921
 2009                                 336,435        6.991797      to        8.289643           2,510,622
 2008                                  99,983        5.060475      to        5.911614             525,270
 2007                                  19,348        9.765867      to        9.789131             189,153
INVESCO V.I. BALANCED RISK
 ALLOCATION FUND+
 2011                                 257,902       10.835695      to       11.025993           2,816,976
INVESCO V.I. DIVIDEND GROWTH
 FUND+
 2011                                     588        9.662464      to        9.662464               5,679
AMERICAN CENTURY VP MID CAP
 VALUE FUND
 2011                                   2,004        9.668754      to        9.753198              19,524

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND
 2011                           0.50%     to       2.75%      0.12%     to       0.99%      (2.77)%    to       (0.79)%
 2010                           0.85%     to       2.75%      0.95%     to       0.97%       6.58%     to        8.63%
 2009                           0.85%     to       2.70%      1.87%     to       1.87%      24.88%     to       27.21%
 2008                           0.85%     to       2.55%      0.09%     to       0.33%     (31.90)%    to      (30.73)%
 2007                           0.85%     to       2.55%      1.13%     to       1.17%       5.40%     to        7.20%
INVESCO V.I. GOVERNMENT
 SECURITIES FUND
 2011                           0.85%     to       2.75%      2.92%     to       3.60%       4.98%     to        7.00%
 2010                           0.85%     to       2.75%      5.13%     to       5.42%       2.54%     to        4.51%
 2009                           0.85%     to       2.70%      4.07%     to      16.26%      (2.68)%    to       (0.86)%
 2008                           0.85%     to       2.55%      4.76%     to       8.58%       9.48%     to       11.36%
 2007                           0.85%     to       2.55%      3.80%     to       8.17%       3.66%     to        5.44%
INVESCO V.I. HIGH YIELD FUND
 2011                           1.70%     to       2.75%      6.42%     to       6.96%      (1.78)%    to       (0.74)%
 2010                           1.70%     to       2.75%      9.91%     to      10.33%      10.49%     to       11.66%
 2009                           1.70%     to       2.50%      7.77%     to       8.95%      49.02%     to       50.21%
 2008                           1.70%     to       2.50%      4.89%     to       7.28%     (27.53)%    to      (26.95)%
 2007                           1.70%     to       2.50%      6.57%     to       7.17%      (1.26)%    to       (0.46)%
INVESCO V.I. INTERNATIONAL
 GROWTH FUND+
 2011                           0.50%     to       2.75%      0.88%     to       1.54%      (9.27)%    to       (7.46)%
 2010                           0.50%     to       2.75%      0.98%     to       0.98%       9.80%     to       12.05%
 2009                           0.85%     to       2.70%      0.20%     to       2.78%      31.64%     to       33.77%
 2008                           0.85%     to       2.55%      0.88%     to       1.32%     (41.88)%    to      (37.64)%
 2007                           0.85%     to       2.55%      0.46%     to       0.46%      11.84%     to       13.75%
INVESCO V.I. MID CAP CORE
 EQUITY FUND
 2011                           0.50%     to       2.75%      0.09%     to       0.32%      (8.92)%    to       (6.97)%
 2010                           0.50%     to       2.75%      0.15%     to       0.15%      11.02%     to       13.21%
 2009                           0.85%     to       2.70%      1.41%     to       5.69%      26.75%     to       29.11%
 2008                           0.85%     to       2.55%      1.15%     to       1.49%     (30.32)%    to      (29.12)%
 2007                           0.85%     to       2.55%      0.26%     to       0.27%       6.79%     to        8.62%
INVESCO V.I. SMALL CAP EQUITY
 FUND
 2011                           0.50%     to       2.75%        --      to         --       (3.42)%    to       (1.48)%
 2010                           0.50%     to       2.75%        --      to         --       25.05%     to       27.57%
 2009                           0.85%     to       2.70%      0.16%     to       0.79%      18.06%     to       19.87%
 2008                           0.95%     to       2.55%        --      to         --      (33.04)%    to      (31.96)%
 2007                           1.35%     to       2.55%      0.04%     to       0.07%       2.54%     to        3.78%
INVESCO V.I. CAPITAL
 DEVELOPMENT FUND
 2011                           0.85%     to       2.75%        --      to         --       (9.68)%    to       (7.95)%
 2010                           1.25%     to       2.55%        --      to         --       15.79%     to       17.00%
 2009                           1.25%     to       2.55%        --      to         --       38.79%     to       40.23%
 2008                           1.25%     to       2.20%        --      to         --      (48.18)%    to      (43.02)%
 2007                           1.35%     to       2.20%        --      to         --        2.35%     to        2.47%
INVESCO V.I. BALANCED RISK
 ALLOCATION FUND+
 2011                           0.50%     to       2.70%        --      to         --        8.36%     to       10.26%
INVESCO V.I. DIVIDEND GROWTH
 FUND+
 2011                           1.70%     to       1.70%        --      to         --       (3.38)%    to       (3.38)%
AMERICAN CENTURY VP MID CAP
 VALUE FUND
 2011                           0.50%     to       1.45%      0.89%     to       1.01%      (3.31)%    to       (2.47)%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND
 FUND
 2011                               6,755,412      $11.867867      to      $13.358243         $85,944,799
 2010                               7,174,063       11.669181      to       12.887393          88,889,078
 2009                               7,357,633       11.398168      to       12.351206          88,216,492
 2008                               7,334,791       10.931491      to       11.355894          81,616,048
 2007                               2,819,298       10.843071      to       11.067360          30,855,370
AMERICAN FUNDS GLOBAL GROWTH
 AND INCOME FUND
 2011                               9,078,405       10.348118      to       14.439786          89,491,258
 2010                              10,904,276       10.968761      to       15.616120         114,813,629
 2009                              11,829,859        9.896204      to       14.351903         113,334,310
 2008                              12,569,758        6.817920      to        7.143265          87,668,261
 2007                              11,155,288       11.888755      to       12.245550         134,512,390
AMERICAN FUNDS ASSET
 ALLOCATION FUND
 2011                              19,957,692       13.347677      to       14.994844         260,059,129
 2010                              23,969,303       13.551269      to       14.929411         313,497,451
 2009                              27,411,030       12.400343      to       13.383137         324,009,646
 2008                              30,936,194        9.236588      to       10.886366         300,456,558
 2007                              35,845,294       13.442506      to       15.575983         501,772,240
AMERICAN FUNDS BLUE CHIP
 INCOME AND GROWTH FUND
 2011                              112,390,857       1.090768      to       13.584833         113,273,595
 2010                              134,710,522       1.110089      to       14.090962         139,307,202
 2009                              155,129,464       0.996705      to       12.894155         145,184,245
 2008                              173,662,870       0.708958      to        0.785507         129,288,586
 2007                              195,721,900       1.145462      to        1.247705         233,620,876
AMERICAN FUNDS BOND FUND
 2011                              18,355,760       12.119852      to       16.454705         271,699,885
 2010                              22,387,628       11.741132      to       15.640595         317,448,285
 2009                              24,690,784       11.337777      to       14.819093         334,815,026
 2008                              24,895,637       11.336185      to       13.272523         305,335,613
 2007                              26,574,688       12.828250      to       14.766189         365,606,275
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2011                               5,838,450       14.152477      to       15.583345          76,861,299
 2010                               7,186,761       15.966312      to       17.249203         105,252,865
 2009                               8,574,573       14.686092      to       15.567817         113,978,572
 2008                               9,078,816        7.177236      to       11.033186          86,924,710
 2007                              10,062,509       11.950746      to       18.060908         159,001,257
AMERICAN FUNDS GROWTH FUND
 2011                              59,032,939       14.420984      to       15.055605         655,087,898
 2010                              72,779,687       15.194005      to       16.167182         854,449,095
 2009                              84,074,761       12.911636      to       14.001885         846,624,915
 2008                              91,418,142        5.694785      to        9.340560         673,837,383
 2007                              96,803,843       10.427125      to       16.813360       1,294,497,680
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2011                              49,589,308       13.572639      to       14.225175         598,947,672
 2010                              59,675,292       14.211420      to       14.614120         745,868,391
 2009                              68,951,723       13.109413      to       13.227376         785,763,429
 2008                              76,824,174        8.412561      to       10.164721         678,624,435
 2007                              81,631,201       13.885894      to       16.494469       1,177,011,167

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND
 FUND
 2011                           0.85%     to       2.75%      2.70%     to       4.07%       1.70%     to        3.65%
 2010                           0.85%     to       2.75%      2.72%     to       6.54%       2.38%     to        4.34%
 2009                           0.85%     to       2.75%      1.06%     to       1.66%       7.08%     to        8.77%
 2008                           0.85%     to       2.55%      5.30%     to       7.67%       0.88%     to        2.61%
 2007                           0.85%     to       2.50%      6.48%     to       7.15%       6.53%     to        8.30%
AMERICAN FUNDS GLOBAL GROWTH
 AND INCOME FUND
 2011                           0.85%     to       2.75%      2.19%     to       2.54%      (7.44)%    to       (5.66)%
 2010                           0.85%     to       2.70%      2.60%     to       2.73%       8.81%     to       10.84%
 2009                           0.85%     to       2.70%      1.71%     to       2.45%      36.00%     to       38.54%
 2008                           0.85%     to       2.55%      0.78%     to       2.42%     (42.65)%    to      (41.67)%
 2007                           0.85%     to       2.55%      2.98%     to       7.08%       9.83%     to       11.72%
AMERICAN FUNDS ASSET
 ALLOCATION FUND
 2011                           0.85%     to       2.80%      1.55%     to       1.89%      (1.50)%    to        0.44%
 2010                           0.85%     to       2.80%      1.55%     to       1.89%       9.40%     to       11.55%
 2009                           0.85%     to       2.70%      2.22%     to       7.97%      20.68%     to       22.94%
 2008                           0.85%     to       2.55%      2.40%     to       3.06%     (31.29)%    to      (30.11)%
 2007                           0.85%     to       2.55%      1.97%     to       2.51%       3.87%     to        5.65%
AMERICAN FUNDS BLUE CHIP
 INCOME AND GROWTH FUND
 2011                           0.85%     to       2.75%      1.78%     to       1.91%      (3.59)%    to       (1.74)%
 2010                           0.85%     to       2.75%      1.72%     to       1.89%       9.28%     to       11.38%
 2009                           0.85%     to       2.75%      1.39%     to       2.09%      24.50%     to       26.89%
 2008                           0.85%     to       2.55%      1.88%     to       2.56%     (38.11)%    to      (37.04)%
 2007                           0.85%     to       2.55%      2.48%     to       2.85%      (0.54)%    to        1.16%
AMERICAN FUNDS BOND FUND
 2011                           0.85%     to       2.75%      2.84%     to       3.35%       3.23%     to        5.21%
 2010                           0.85%     to       2.75%      3.07%     to      16.30%       3.56%     to        5.54%
 2009                           0.85%     to       2.75%      3.37%     to       6.56%       9.55%     to       11.65%
 2008                           0.85%     to       2.55%      5.01%     to       7.74%     (11.63)%    to      (10.12)%
 2007                           0.85%     to       2.55%      7.60%     to       8.33%       0.73%     to        2.45%
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2011                           0.85%     to       2.75%      1.08%     to       1.49%     (11.36)%    to       (9.66)%
 2010                           0.85%     to       2.75%      1.50%     to       2.38%       8.72%     to       10.80%
 2009                           0.85%     to       2.75%      1.48%     to       1.79%      35.98%     to       41.10%
 2008                           0.85%     to       2.55%      1.80%     to       1.90%     (39.94)%    to      (38.91)%
 2007                           0.85%     to       2.55%      2.74%     to       3.35%      11.96%     to       13.88%
AMERICAN FUNDS GROWTH FUND
 2011                           0.85%     to       2.75%      0.60%     to       0.68%      (6.88)%    to       (5.09)%
 2010                           0.85%     to       2.75%      0.72%     to       1.39%      15.46%     to       17.68%
 2009                           0.85%     to       2.75%      0.67%     to       1.42%      32.14%     to       38.23%
 2008                           0.85%     to       2.55%      0.79%     to       0.91%     (45.39)%    to      (44.45)%
 2007                           0.85%     to       2.55%      0.91%     to       0.99%       9.52%     to       11.40%
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2011                           0.85%     to       2.75%      1.37%     to       2.06%      (4.49)%    to       (2.66)%
 2010                           0.85%     to       2.75%      1.48%     to       2.40%       8.41%     to       10.48%
 2009                           0.85%     to       2.75%      1.63%     to       2.97%      24.96%     to       30.13%
 2008                           0.85%     to       2.55%      1.64%     to       1.98%     (39.42)%    to      (38.38)%
 2007                           0.85%     to       2.55%      1.84%     to       2.14%       2.40%     to        4.15%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL
 FUND
 2011                              14,177,221      $13.075204      to      $13.819428        $169,374,968
 2010                              16,691,204       15.621900      to       16.199678         235,548,420
 2009                              18,754,257       14.982126      to       15.235831         250,870,138
 2008                              21,058,728        7.140203      to       10.739914         200,567,093
 2007                              22,766,671       12.656410      to       18.715376         382,340,934
AMERICAN FUNDS NEW WORLD FUND
 2011                               3,409,093       14.653549      to       26.080232          76,375,757
 2010                               4,408,169       17.504054      to       30.566229         116,824,292
 2009                               4,517,294       15.263363      to       26.152525         103,586,854
 2008                               4,592,499       14.217246      to       17.624614          71,751,140
 2007                               5,115,109       25.310667      to       30.846472         140,998,528
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2011                               4,044,948       15.560717      to       17.395051          60,564,986
 2010                               5,218,006       19.782555      to       21.697525          97,862,424
 2009                               5,868,465       16.610462      to       17.875929          91,552,717
 2008                               5,979,813        7.836227      to       11.177252          59,022,521
 2007                               7,083,544       17.296552      to       24.253651         152,453,939
STERLING CAPITAL STRATEGIC
 ALLOCATION EQUITY VIF+
 2011                                     431        8.381813      to        8.478707               3,618
 2010                                     454        9.221631      to        9.300283               4,193
 2009                                     443        8.178368      to        8.223417               3,624
 2008                                      33        6.658485      to        6.658485                 216
STERLING CAPITAL SELECT
 EQUITY VIF+
 2011                                     266        8.218125      to        8.313135               2,200
 2010                                     293        8.697414      to        8.771606               2,564
STERLING CAPITAL SPECIAL
 OPPORTUNITIES VIF+
 2011                                 198,578        9.948620      to       10.416537           2,074,711
 2010                                 208,135       10.568818      to       10.933880           2,299,638
 2009                                 210,121        9.317989      to        9.524881           2,027,539
 2008                                 172,867        6.652817      to        6.719519           1,158,160
STERLING CAPITAL TOTAL RETURN
 BOND VIF+
 2011                                  85,331       11.466871      to       12.006207           1,015,821
 2010                                  86,661       11.074495      to       11.457098             988,122
 2009                                 116,453       10.533695      to       10.767656           1,253,511
 2008                                  56,833        9.941791      to       10.041380             569,209
COLUMBIA VARIABLE PORTFOLIO
 -- SMALL COMPANY GROWTH
 FUND+
 2011                               5,103,446        1.141271      to       14.747381           6,168,754
 2010                               7,004,152        1.229017      to       16.073702           8,655,002
 2009                               9,146,588        0.973756      to       12.883733           8,724,305
 2008                              11,231,116        0.744658      to        0.788228           8,621,503
 2007                              14,915,454        1.291004      to        1.354933          19,752,130
WELLS FARGO ADVANTAGE VT
 OMEGA GROWTH FUND
 2011                                 620,826       12.699333      to       15.977806             591,440
 2010                                 563,848        0.816602      to       13.586960             576,988
 2009                                 600,606        0.696835      to       11.484638             524,401
 2008                                 278,910        0.494777      to        8.077427             161,397
 2007                                 308,283        0.926225      to        0.939459             254,676

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL
 FUND
 2011                           0.85%     to       2.75%      1.85%     to       2.13%     (16.30)%    to      (14.69)%
 2010                           0.85%     to       2.75%      2.02%     to       3.00%       4.33%     to        6.33%
 2009                           0.85%     to       2.70%      1.63%     to       4.85%      37.32%     to       41.86%
 2008                           0.85%     to       2.55%      2.20%     to       2.89%     (43.58)%    to      (42.61)%
 2007                           0.85%     to       2.55%      2.26%     to       2.72%      17.00%     to       19.01%
AMERICAN FUNDS NEW WORLD FUND
 2011                           0.85%     to       2.75%      1.40%     to       1.58%     (16.28)%    to      (14.68)%
 2010                           0.85%     to       2.75%      1.30%     to       1.60%      14.68%     to       16.88%
 2009                           0.85%     to       2.75%      0.65%     to       1.48%      45.60%     to       48.39%
 2008                           0.85%     to       2.55%      0.88%     to       1.22%     (43.83)%    to      (42.86)%
 2007                           0.85%     to       2.55%      4.21%     to       6.33%      28.89%     to       31.09%
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2011                           0.85%     to       2.75%      1.34%     to       1.36%     (21.34)%    to      (19.83)%
 2010                           0.85%     to       2.75%      1.34%     to       1.75%      19.10%     to       21.38%
 2009                           0.85%     to       2.75%      0.29%     to       0.29%      54.22%     to       59.93%
 2008                           0.85%     to       2.55%        --      to         --      (54.70)%    to      (53.92)%
 2007                           0.85%     to       2.55%      3.62%     to       4.10%      18.37%     to       20.40%
STERLING CAPITAL STRATEGIC
 ALLOCATION EQUITY VIF+
 2011                           1.65%     to       1.95%      0.74%     to       0.83%      (9.11)%    to       (8.83)%
 2010                           1.65%     to       1.95%      1.57%     to       1.58%      12.76%     to       13.10%
 2009                           1.65%     to       1.95%      1.34%     to       2.56%      22.83%     to       23.20%
 2008                           1.95%     to       1.95%     44.26%     to      44.26%     (35.99)%    to      (35.99)%
STERLING CAPITAL SELECT
 EQUITY VIF+
 2011                           1.25%     to       1.55%      1.09%     to       1.11%      (5.51)%    to       (5.23)%
 2010                           1.25%     to       1.55%      0.70%     to       0.70%      10.21%     to       10.54%
STERLING CAPITAL SPECIAL
 OPPORTUNITIES VIF+
 2011                           1.25%     to       2.45%        --      to         --       (5.87)%    to       (4.73)%
 2010                           1.25%     to       2.45%      0.06%     to       0.06%      13.42%     to       14.79%
 2009                           1.25%     to       2.45%        --      to         --       40.06%     to       41.75%
 2008                           1.25%     to       2.45%      0.26%     to       1.68%     (37.22)%    to      (36.71)%
STERLING CAPITAL TOTAL RETURN
 BOND VIF+
 2011                           1.25%     to       2.45%      3.59%     to       3.60%       3.54%     to        4.79%
 2010                           1.25%     to       2.45%      3.86%     to       3.86%       5.13%     to        6.40%
 2009                           1.25%     to       2.45%      3.97%     to       3.98%       5.95%     to        7.23%
 2008                           1.25%     to       2.45%      3.14%     to       3.37%      (0.41)%    to        0.39%
COLUMBIA VARIABLE PORTFOLIO
 -- SMALL COMPANY GROWTH
 FUND+
 2011                           1.70%     to       2.80%        --      to         --       (8.16)%    to       (7.14)%
 2010                           1.70%     to       2.75%        --      to         --       24.90%     to       26.21%
 2009                           1.70%     to       2.65%        --      to         --       22.37%     to       23.54%
 2008                           1.70%     to       2.55%        --      to         --      (42.32)%    to      (41.83)%
 2007                           1.70%     to       2.55%        --      to         --       10.60%     to       11.55%
WELLS FARGO ADVANTAGE VT
 OMEGA GROWTH FUND
 2011                           1.25%     to       2.75%        --      to         --       (7.92)%    to       (6.53)%
 2010                           1.25%     to       2.20%      0.47%     to       0.83%      17.19%     to       18.31%
 2009                           1.25%     to       2.20%      0.42%     to       1.22%      40.84%     to       42.18%
 2008                           1.25%     to       2.20%        --      to         --      (28.78)%    to      (26.39)%
 2007                           1.35%     to       1.85%      0.56%     to       0.57%       9.91%     to       10.46%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH PORTFOLIO
 2011                                 112,647       $8.542843      to       $8.945576          $1,018,966
 2010                                  75,132        8.757723      to        9.061120             688,687
 2009                                  91,120        7.245745      to        7.407453             674,234
 2008                                  41,141        5.802725      to        5.861477             240,121
FIDELITY VIP CONTRAFUND(R)
 PORTFOLIO
 2011                               2,128,424       13.998493      to       14.500794          21,466,459
 2010                               2,047,545       14.471601      to       15.324656          21,142,827
 2009                               1,846,476        8.568084      to       13.464575          15,856,698
 2008                               1,248,237        6.291088      to        6.378773           7,911,864
FIDELITY VIP MID CAP
 PORTFOLIO
 2011                               1,555,549       13.830958      to       15.501125          15,589,399
 2010                               1,580,222       15.592494      to       17.864704          18,010,375
 2009                               1,458,779       12.188298      to       14.274621          13,067,152
 2008                                 880,756        6.374875      to        6.461003           5,653,528
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 2011                                 133,123        9.306424      to       17.884524           1,246,163
 2010                                 114,577       10.359870      to       20.200241           1,220,708
 2009                                  74,858        8.303199      to       16.426200             645,335
 2008                                  55,063        5.294088      to        5.349991             293,273
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 2011                                  17,998        9.609176      to       15.344167             171,347
 2010                                  19,906        9.754780      to       10.007132             196,373
 2009                                  25,384        8.447292      to        8.588257             215,899
 2008                                  15,435        6.356132      to        6.404294              98,320
FIDELITY VIP STRATEGIC INCOME
 PORTFOLIO
 2011                                   2,077       12.662760      to       12.710400              26,385
 2010                                   1,081       12.229504      to       12.229504              13,216
FRANKLIN RISING DIVIDENDS
 SECURITIES FUND
 2011                              19,119,588       14.367859      to       14.903732         287,809,621
 2010                              21,762,416       13.932857      to       14.144624         314,415,455
 2009                              22,929,754       11.870451      to       12.799060         279,379,289
 2008                              25,339,236       10.091165      to       11.000356         267,705,070
 2007                              27,354,935       14.200576      to       15.218488         402,951,148
FRANKLIN INCOME SECURITIES
 FUND
 2011                              54,907,285       13.643965      to       15.397947         866,473,608
 2010                              64,312,296       13.405873      to       15.458927       1,012,162,002
 2009                              72,313,630       11.971516      to       14.102498       1,030,824,743
 2008                              77,404,329       10.385353      to       11.435856         836,509,225
 2007                              83,599,340       15.145488      to       16.395959       1,320,870,762
FRANKLIN LARGE CAP GROWTH
 SECURITIES FUND
 2011                               4,093,919       11.574093      to       13.323239          43,752,484
 2010                               4,980,000       11.851458      to       13.904421          55,031,262
 2009                               5,642,623       10.711239      to       12.814563          56,885,469
 2008                               6,152,151        7.561687      to        8.326926          48,694,052
 2007                               7,058,271       11.848456      to       12.827021          86,852,753

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH PORTFOLIO
 2011                           1.25%     to       2.45%      0.13%     to       0.14%      (2.45)%    to       (1.28)%
 2010                           1.25%     to       2.45%      0.03%     to       0.03%      20.87%     to       22.32%
 2009                           1.25%     to       2.45%      0.21%     to       0.24%      24.87%     to       26.38%
 2008                           1.25%     to       2.45%      1.17%     to       3.66%     (43.74)%    to      (43.29)%
FIDELITY VIP CONTRAFUND(R)
 PORTFOLIO
 2011                           0.50%     to       2.70%      0.80%     to       1.29%      (5.38)%    to       (3.27)%
 2010                           0.50%     to       2.70%      1.47%     to       2.89%      13.82%     to       16.34%
 2009                           0.85%     to       2.70%      1.21%     to       4.26%      31.86%     to       34.32%
 2008                           0.85%     to       2.50%      3.06%     to       5.76%     (40.61)%    to      (39.95)%
FIDELITY VIP MID CAP
 PORTFOLIO
 2011                           0.50%     to       2.70%      0.03%     to       0.03%     (13.23)%    to      (11.30)%
 2010                           0.50%     to       2.70%      0.17%     to       0.37%      25.15%     to       27.93%
 2009                           0.50%     to       2.70%      0.91%     to       0.91%      21.88%     to       36.03%
 2008                           0.85%     to       2.45%      0.44%     to       0.73%     (37.73)%    to      (37.06)%
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 2011                           1.25%     to       2.70%      0.68%     to       0.72%     (11.46)%    to      (10.17)%
 2010                           1.25%     to       2.70%      0.31%     to       0.36%      22.98%     to       24.77%
 2009                           1.25%     to       2.70%      0.37%     to       0.81%      52.97%     to       55.20%
 2008                           1.25%     to       2.50%      2.75%     to       4.86%     (49.30)%    to      (48.87)%
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 2011                           1.25%     to       2.30%        --      to         --       (4.98)%    to       (3.98)%
 2010                           1.25%     to       2.15%      0.26%     to       0.32%      15.48%     to       16.52%
 2009                           1.25%     to       2.15%      0.02%     to       0.02%      32.90%     to       34.10%
 2008                           1.25%     to       2.15%      0.83%     to       1.21%     (38.19)%    to      (37.82)%
FIDELITY VIP STRATEGIC INCOME
 PORTFOLIO
 2011                           0.50%     to       0.65%      6.35%     to       6.82%       3.78%     to        3.93%
 2010                           0.50%     to       0.50%      4.48%     to       4.48%       8.69%     to        8.69%
FRANKLIN RISING DIVIDENDS
 SECURITIES FUND
 2011                           0.50%     to       2.75%      1.26%     to       1.40%       3.12%     to        5.37%
 2010                           0.50%     to       2.75%      1.07%     to       1.07%      17.37%     to       20.02%
 2009                           0.85%     to       2.75%      1.21%     to       1.43%      14.16%     to       16.35%
 2008                           0.85%     to       2.55%      1.73%     to       1.75%     (28.94)%    to      (27.72)%
 2007                           0.85%     to       2.55%      1.85%     to       2.11%      (5.14)%    to       (3.51)%
FRANKLIN INCOME SECURITIES
 FUND
 2011                           0.50%     to       2.75%      4.82%     to       5.66%      (0.39)%    to        1.78%
 2010                           0.50%     to       2.75%      3.07%     to       3.24%       9.62%     to       11.98%
 2009                           0.50%     to       2.75%      8.52%     to       8.52%      19.72%     to       31.92%
 2008                           0.85%     to       2.55%      5.41%     to       5.42%     (31.43)%    to      (30.25)%
 2007                           0.85%     to       2.55%      3.12%     to       3.23%       1.15%     to        2.88%
FRANKLIN LARGE CAP GROWTH
 SECURITIES FUND
 2011                           0.85%     to       2.75%      0.66%     to       0.68%      (4.18)%    to       (2.34)%
 2010                           0.85%     to       2.75%      0.66%     to       0.83%       8.56%     to       10.65%
 2009                           0.85%     to       2.70%      1.38%     to       1.38%      26.28%     to       28.63%
 2008                           0.85%     to       2.55%      0.39%     to       1.27%     (36.18)%    to      (35.08)%
 2007                           0.85%     to       2.55%      0.10%     to       0.73%       3.56%     to        5.33%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
FRANKLIN GLOBAL REAL ESTATE
 SECURITIES FUND
 2011                                  72,790      $13.512023      to      $16.429225          $1,171,672
 2010                                  86,450       14.669965      to       17.659480           1,493,387
 2009                                  92,773       12.421151      to       14.803805           1,343,385
 2008                                 137,146       10.630848      to       12.606898           1,683,490
 2007                                 212,709       20.767079      to       22.193451           4,617,593
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2011                               7,670,769       13.965224      to       16.138689          79,698,492
 2010                               9,403,021       14.799448      to       17.431199         103,713,304
 2009                              10,543,565       11.695088      to       14.038705          93,841,932
 2008                              10,827,626        4.482015      to        8.215174          69,098,082
 2007                              11,449,952        7.996026      to       14.408266         128,817,255
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2011                               1,698,957       15.068984      to       15.597887          16,252,963
 2010                               1,853,607       15.754561      to       16.659671          18,685,692
 2009                               1,401,222        7.881408      to       13.337937          11,250,662
 2008                               1,004,698        6.021529      to        6.154292           6,302,537
 2007                                  16,181        9.230086      to        9.253378             149,590
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2011                              14,667,741       12.512704      to       13.901316         257,179,250
 2010                              16,622,274       12.273319      to       13.909880         290,735,591
 2009                              17,511,097       11.124740      to       12.869844         282,189,435
 2008                              15,653,189        8.778651      to       12.729023         208,155,119
 2007                              14,443,098       14.676700      to       16.963013         225,723,908
MUTUAL SHARES SECURITIES FUND
 2011                              28,966,779       13.043277      to       13.185602         397,801,809
 2010                              34,697,310       13.257135      to       13.696286         492,841,333
 2009                              39,336,540       12.660577      to       15.724534         514,493,553
 2008                              42,471,162       10.174951      to       12.581516         454,398,236
 2007                              47,097,405       16.597302      to       20.176053         824,291,652
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2011                               2,951,238       16.491969      to       24.183491          56,219,294
 2010                               3,762,170       19.953020      to       28.922631          87,667,747
 2009                               3,572,745       17.459152      to       24.755366          73,714,398
 2008                               3,071,983       12.027511      to       14.404613          38,076,417
 2007                               3,460,475       26.042533      to       30.661983          96,615,099
TEMPLETON FOREIGN SECURITIES
 FUND
 2011                              12,495,547       11.977254      to       13.080163         139,228,121
 2010                              14,178,560       13.485831      to       15.045462         180,227,519
 2009                              15,858,557       13.459441      to       14.252060         189,703,975
 2008                              18,026,176        8.211268      to        9.905208         160,378,422
 2007                              19,315,066       14.128636      to       16.755358         293,780,662
TEMPLETON GROWTH SECURITIES
 FUND
 2011                              21,888,051       12.228197      to       12.809585         241,244,696
 2010                              26,349,550       13.235127      to       14.154560         318,345,347
 2009                              30,282,834       12.995028      to       13.547219         347,264,414
 2008                              33,958,297        8.149626      to        9.996674         303,628,810
 2007                              38,889,203       14.495551      to       17.480379         616,364,620

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
FRANKLIN GLOBAL REAL ESTATE
 SECURITIES FUND
 2011                           1.40%     to       2.40%      7.74%     to       8.74%      (7.89)%    to       (6.97)%
 2010                           1.40%     to       2.40%      2.86%     to       2.94%      18.11%     to       19.29%
 2009                           1.40%     to       2.40%     13.27%     to      13.27%      16.26%     to       17.43%
 2008                           1.40%     to       2.50%      1.04%     to       1.19%     (43.82)%    to      (43.20)%
 2007                           1.40%     to       2.35%      2.26%     to       2.30%     (22.70)%    to      (21.96)%
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2011                           0.85%     to       2.75%        --      to         --       (7.41)%    to       (5.64)%
 2010                           0.85%     to       2.75%        --      to         --       24.17%     to       26.54%
 2009                           0.85%     to       2.75%        --      to         --       39.68%     to       42.36%
 2008                           0.85%     to       2.55%        --      to         --      (43.95)%    to      (42.98)%
 2007                           0.85%     to       2.55%        --      to         --        8.44%     to       10.30%
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2011                           0.50%     to       2.75%      0.55%     to       0.58%      (6.37)%    to       (4.35)%
 2010                           0.50%     to       2.75%      0.51%     to       0.51%      24.75%     to       27.50%
 2009                           0.85%     to       2.70%      1.52%     to       1.52%      25.60%     to       28.06%
 2008                           0.85%     to       2.55%      0.85%     to       1.76%     (34.71)%    to      (33.59)%
 2007                           1.35%     to       2.25%        --      to         --       (0.13)%    to       (0.01)%
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2011                           0.50%     to       2.80%      6.09%     to       6.41%      (0.06)%    to        1.95%
 2010                           0.50%     to       2.80%      0.72%     to       0.72%       8.14%     to       10.33%
 2009                           0.50%     to       2.75%      2.55%     to       2.55%      11.25%     to       22.70%
 2008                           0.85%     to       2.55%      2.87%     to       9.29%     (13.92)%    to      (13.27)%
 2007                           0.85%     to       2.55%      4.36%     to       4.70%       3.53%     to        5.30%
MUTUAL SHARES SECURITIES FUND
 2011                           0.50%     to       2.75%      2.44%     to       2.56%      (3.73)%    to       (1.61)%
 2010                           0.50%     to       2.75%      1.10%     to       1.52%       8.18%     to       10.50%
 2009                           0.85%     to       2.75%      0.24%     to       1.97%      22.63%     to       24.98%
 2008                           0.85%     to       2.55%      3.18%     to       3.31%     (38.70)%    to      (37.64)%
 2007                           0.85%     to       2.55%      1.20%     to       1.27%       0.87%     to        2.60%
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2011                           0.85%     to       2.75%      0.20%     to       1.18%     (17.96)%    to      (16.39)%
 2010                           0.85%     to       2.70%      1.40%     to       1.79%      14.28%     to       16.83%
 2009                           0.85%     to       2.70%      4.92%     to       4.92%      67.86%     to       71.86%
 2008                           0.85%     to       2.55%      3.15%     to       5.57%     (53.82)%    to      (53.02)%
 2007                           0.85%     to       2.55%      1.71%     to       1.71%      25.84%     to       27.99%
TEMPLETON FOREIGN SECURITIES
 FUND
 2011                           0.50%     to       2.75%      1.78%     to       1.85%     (13.06)%    to      (11.19)%
 2010                           0.50%     to       2.75%      0.59%     to       0.95%       5.47%     to        7.84%
 2009                           0.85%     to       2.70%      3.48%     to       3.48%      33.20%     to       35.88%
 2008                           0.85%     to       2.55%      2.46%     to       4.61%     (41.88)%    to      (40.88)%
 2007                           0.85%     to       2.55%      1.21%     to       1.21%      12.55%     to       14.48%
TEMPLETON GROWTH SECURITIES
 FUND
 2011                           0.50%     to       2.75%      1.06%     to       1.27%      (9.50)%    to       (7.61)%
 2010                           0.50%     to       2.75%      1.27%     to       1.27%       4.48%     to        6.78%
 2009                           0.85%     to       2.75%      3.19%     to       3.19%      27.55%     to       29.99%
 2008                           0.85%     to       2.55%      1.69%     to       1.75%     (43.78)%    to      (42.81)%
 2007                           0.85%     to       2.55%      1.20%     to       1.26%      (0.23)%    to        1.48%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 2011                               6,859,792      $12.162700      to      $12.517501        $126,044,828
 2010                               7,992,904       12.611581      to       13.259276         155,194,908
 2009                               8,513,586       11.329533      to       12.172998         151,319,313
 2008                               8,398,704       14.666576      to       15.987575         125,652,233
 2007                               8,861,082       21.030000      to       22.537085         193,089,613
FRANKLIN FLEX CAP GROWTH
 SECURITIES FUND
 2011                               1,829,214       11.443823      to       13.590297          19,594,014
 2010                               2,085,738       12.123922      to       14.674408          23,893,700
 2009                               2,250,585       10.523196      to       12.981022          22,593,292
 2008                               2,124,947        7.491831      to        7.981607          16,357,732
 2007                               1,900,111       11.858630      to       12.444192          23,052,317
FRANKLIN LARGE CAP VALUE
 SECURITIES FUND
 2011                                 814,254       10.147083      to       12.998546           7,801,283
 2010                                 921,626       10.802373      to       14.118514           9,468,209
 2009                               1,031,940        8.781519      to        9.534345           9,420,541
 2008                                 854,493        7.106541      to        7.585679           6,267,170
 2007                                 781,328       11.245329      to       11.800600           8,985,602
TEMPLETON GLOBAL BOND
 SECURITIES FUND
 2011                               1,601,855       12.341603      to       13.181378          20,322,857
 2010                               1,499,649       12.523396      to       13.673178          19,526,811
 2009                               1,205,381       11.012978      to       12.291339          13,956,074
 2008                                 554,688        9.822923      to        9.955924           5,488,788
HARTFORD ADVISERS HLS FUND
 2011                              11,647,520       10.512754      to       14.079868          15,792,890
 2010                              13,816,874       10.291887      to       14.243950          17,960,669
 2009                              16,490,870        9.293434      to       13.103428          18,288,954
 2008                              20,473,735        0.719130      to        7.222661          16,400,077
 2007                              27,572,088        1.081903      to        1.346358          31,379,395
HARTFORD TOTAL RETURN BOND
 HLS FUND
 2011                              37,874,588       10.603999      to       12.375247         166,428,046
 2010                              42,914,796       11.466077      to       11.937261         163,828,468
 2009                              48,035,422       10.718289      to       11.478424         145,838,795
 2008                              51,590,022        1.105264      to        9.060101          91,925,592
 2007                              64,410,856        1.230471      to        1.509593          81,507,118
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2011                              30,120,387       12.856297      to       14.317252         139,889,415
 2010                              34,527,013       14.584170      to       16.678412         162,240,133
 2009                              38,107,344       12.581225      to       14.800317         137,601,584
 2008                              38,470,316        0.848255      to        5.861911          69,455,306
 2007                              42,982,376        1.603556      to        2.708673          75,384,246
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2011                              23,223,587       13.508111      to       13.751180         105,474,269
 2010                              27,164,406       13.640428      to       13.738768         109,673,027
 2009                              30,099,497        8.881279      to       12.545314          92,708,467
 2008                              32,314,534        0.889157      to        7.184273          53,819,908
 2007                              39,731,152        1.353370      to        1.680583          55,551,761

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 2011                           0.50%     to       2.75%      2.16%     to       2.18%      (5.59)%    to       (3.56)%
 2010                           0.50%     to       2.75%      0.17%     to       1.28%       8.92%     to       11.32%
 2009                           0.50%     to       2.75%        --      to         --       13.30%     to       19.97%
 2008                           0.85%     to       2.55%      1.85%     to       2.37%     (30.26)%    to      (29.06)%
 2007                           0.85%     to       2.55%      1.07%     to       1.22%       9.03%     to       10.90%
FRANKLIN FLEX CAP GROWTH
 SECURITIES FUND
 2011                           0.85%     to       2.75%        --      to         --       (7.39)%    to       (5.61)%
 2010                           0.85%     to       2.75%        --      to         --       13.05%     to       15.21%
 2009                           0.85%     to       2.75%        --      to         --       29.36%     to       31.84%
 2008                           0.85%     to       2.50%      0.12%     to       0.14%     (36.91)%    to      (35.86)%
 2007                           0.85%     to       2.55%      0.13%     to       0.13%      11.44%     to       13.36%
FRANKLIN LARGE CAP VALUE
 SECURITIES FUND
 2011                           0.85%     to       2.75%      1.21%     to       1.22%      (7.84)%    to       (6.07)%
 2010                           0.85%     to       2.70%      1.79%     to       1.79%      11.23%     to       13.30%
 2009                           0.85%     to       2.55%      2.03%     to       2.27%      23.57%     to       25.69%
 2008                           0.85%     to       2.55%        --      to         --      (36.81)%    to      (35.72)%
 2007                           0.85%     to       2.55%      3.39%     to       4.03%      (2.77)%    to       (1.11)%
TEMPLETON GLOBAL BOND
 SECURITIES FUND
 2011                           0.50%     to       2.70%      5.69%     to       5.73%      (3.60)%    to       (1.45)%
 2010                           0.50%     to       2.70%      0.44%     to       1.12%      11.24%     to       13.72%
 2009                           0.50%     to       2.70%      7.94%     to       7.94%      10.13%     to       15.43%
 2008                           0.85%     to       2.45%      0.64%     to       0.64%      (0.70)%    to        0.44%
HARTFORD ADVISERS HLS FUND
 2011                           0.85%     to       2.75%      1.40%     to       1.72%      (1.15)%    to        0.99%
 2010                           1.25%     to       2.75%      1.18%     to       1.51%       8.82%     to       10.74%
 2009                           1.25%     to       2.65%      1.64%     to       3.18%      26.57%     to       28.67%
 2008                           1.25%     to       2.55%      2.67%     to      14.16%     (33.53)%    to      (30.69)%
 2007                           1.40%     to       2.55%      1.38%     to       1.93%       3.69%     to        4.89%
HARTFORD TOTAL RETURN BOND
 HLS FUND
 2011                           0.30%     to       2.80%        --      to       0.20%       3.78%     to        6.04%
 2010                           0.50%     to       2.75%      3.32%     to      14.41%       4.34%     to        6.98%
 2009                           0.50%     to       2.70%      3.56%     to      10.99%       7.18%     to       11.95%
 2008                           0.85%     to       2.55%      6.83%     to      23.23%     (10.18)%    to       (8.99)%
 2007                           1.40%     to       2.55%      4.77%     to       7.54%       1.78%     to        2.96%
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2011                           0.50%     to       2.80%      0.54%     to       1.72%     (14.07)%    to      (11.85)%
 2010                           0.50%     to       2.75%      0.71%     to       2.22%      13.06%     to       15.92%
 2009                           0.50%     to       2.70%      0.67%     to       2.36%      25.81%     to       41.79%
 2008                           0.85%     to       2.55%      1.56%     to       8.23%     (47.10)%    to      (44.67)%
 2007                           1.40%     to       2.55%      0.06%     to       0.06%      13.60%     to       14.92%
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2011                           0.50%     to       2.75%      2.33%     to       4.90%      (1.68)%    to        0.81%
 2010                           0.50%     to       2.75%      3.81%     to       5.47%       9.87%     to       12.64%
 2009                           0.85%     to       2.70%      2.60%     to       6.09%      21.36%     to       23.62%
 2008                           0.85%     to       2.55%      1.90%     to      11.47%     (34.30)%    to      (31.56)%
 2007                           1.40%     to       2.55%      1.07%     to       1.42%       5.27%     to        6.48%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL RESEARCH HLS
 FUND
 2011                                  40,745       $8.752406      to      $14.448983            $358,485
 2010                                  47,838        9.808925      to       16.364089             472,123
 2009                                  45,406        8.423321      to        8.595482             394,023
 2008                                  41,648        6.098927      to        6.147729             255,748
HARTFORD HEALTHCARE HLS FUND+
 2011                                 118,801        2.096138      to        2.180271             258,792
 2010                                 152,576        1.970286      to        2.042198             310,998
 2009                                 192,356        1.876719      to        1.938428             372,357
 2008                                 201,819        1.560245      to        1.605923             323,713
 2007                                 328,698        2.138451      to        2.193343             719,870
HARTFORD GLOBAL GROWTH HLS
 FUND
 2011                                 285,126        6.927508      to       13.084231             559,775
 2010                                 412,985        8.145943      to       15.563803             847,930
 2009                                 556,748        7.100965      to        7.219531           1,060,074
 2008                                 612,639        1.183214      to        5.357859             783,203
 2007                                 806,835        2.445701      to        2.530315           2,037,101
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2011                               1,505,933        9.694094      to       13.930671          12,356,809
 2010                               1,488,540        9.665415      to       14.148995          11,959,231
 2009                               1,330,826        8.547364      to       12.745706           8,846,609
 2008                                 942,561        6.769289      to        6.860722           3,890,433
 2007                                 569,456        1.430014      to        1.479497             839,952
HARTFORD GROWTH HLS FUND
 2011                                 139,485        8.838312      to       13.023500           1,061,553
 2010                                 128,885        9.948246      to       14.375631           1,069,501
 2009                                  65,931        8.540511      to        8.795528             447,560
 2008                                  76,344        6.519796      to        6.607896             322,129
 2007                                  53,796        1.506262      to        1.506262              81,031
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2011                               3,500,154       13.181944      to       13.496611          28,353,767
 2010                               3,504,994       14.537981      to       15.216479          31,234,642
 2009                               3,051,229        7.807077      to       13.296868          23,134,664
 2008                               1,494,749        5.991598      to        6.075105           8,710,983
 2007                                 109,862        1.953917      to        2.009325             219,476
HARTFORD HIGH YIELD HLS FUND
 2011                                 724,559       10.168984      to       17.518678           8,356,503
 2010                                 552,464       14.257828      to       17.191017           6,324,090
 2009                                 440,506       11.453793      to       15.205597           2,951,638
 2008                                 302,155        7.575364      to        7.677483             876,287
 2007                                 300,192        1.353719      to        1.400582             418,896
HARTFORD INDEX HLS FUND
 2011                                  75,638        4.634372      to       14.035106             485,264
 2010                                  83,107        4.632617      to        4.709936             390,750
 2009                                  95,104        3.993420      to        4.173201             396,056
 2008                                 106,592        3.235025      to        3.363785             357,948
 2007                                 173,978        5.256090      to        5.437964             944,583

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD GLOBAL RESEARCH HLS
 FUND
 2011                           1.40%     to       2.70%      0.01%     to       0.02%     (11.70)%    to      (10.77)%
 2010                           1.40%     to       2.70%      0.86%     to       1.25%      12.92%     to       14.12%
 2009                           1.40%     to       2.50%      0.68%     to       0.82%      38.29%     to       39.82%
 2008                           1.40%     to       2.35%      1.56%     to       2.15%     (41.69)%    to      (41.32)%
HARTFORD HEALTHCARE HLS FUND+
 2011                           1.40%     to       1.75%        --      to         --        6.39%     to        6.76%
 2010                           1.40%     to       1.75%      0.02%     to       0.03%       4.99%     to        5.35%
 2009                           1.40%     to       1.75%      0.22%     to       0.33%      20.28%     to       20.71%
 2008                           1.40%     to       1.75%      0.14%     to       0.17%     (27.04)%    to      (26.78)%
 2007                           1.40%     to       1.75%        --      to         --        4.02%     to        4.38%
HARTFORD GLOBAL GROWTH HLS
 FUND
 2011                           1.25%     to       2.40%      0.04%     to       0.04%     (15.93)%    to      (14.96)%
 2010                           1.25%     to       2.40%      0.27%     to       0.28%      11.54%     to       12.83%
 2009                           1.25%     to       2.15%      0.95%     to       1.28%      32.76%     to       33.96%
 2008                           1.40%     to       1.95%      0.38%     to       2.65%     (53.24)%    to      (48.99)%
 2007                           1.40%     to       1.90%      0.05%     to       0.09%      22.39%     to       23.00%
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2011                           0.85%     to       2.70%      1.16%     to       1.74%      (1.54)%    to        0.30%
 2010                           0.85%     to       2.70%      1.34%     to       1.65%      11.01%     to       13.08%
 2009                           0.85%     to       2.70%      2.69%     to       5.36%      22.30%     to       24.58%
 2008                           0.85%     to       2.45%      2.86%     to       2.94%     (33.86)%    to      (33.15)%
 2007                           1.40%     to       1.90%      0.66%     to       0.74%       6.04%     to        6.57%
HARTFORD GROWTH HLS FUND
 2011                           0.50%     to       2.45%      0.16%     to       0.32%     (11.16)%    to       (9.41)%
 2010                           0.50%     to       2.45%      0.03%     to       0.03%      16.48%     to       18.77%
 2009                           0.85%     to       2.45%      0.46%     to       0.68%      30.99%     to       33.11%
 2008                           0.85%     to       2.45%      1.42%     to       2.65%     (38.66)%    to      (38.00)%
 2007                           1.40%     to       1.40%        --      to         --       14.87%     to       14.87%
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2011                           0.50%     to       2.70%        --      to         --      (11.30)%    to       (9.33)%
 2010                           0.50%     to       2.70%      0.01%     to       0.02%      14.44%     to       16.98%
 2009                           0.85%     to       2.70%      0.64%     to       1.06%      26.15%     to       28.51%
 2008                           0.85%     to       2.50%      1.74%     to       2.99%     (41.05)%    to      (40.40)%
 2007                           1.40%     to       1.90%      0.02%     to       0.03%      26.89%     to       27.53%
HARTFORD HIGH YIELD HLS FUND
 2011                           0.30%     to       2.70%        --      to       8.88%       1.69%     to        1.91%
 2010                           0.50%     to       2.70%      0.40%     to       0.57%      13.06%     to       15.57%
 2009                           0.85%     to       2.70%     11.66%     to      16.89%      46.46%     to       49.19%
 2008                           0.85%     to       2.45%     57.32%     to      114.51%    (26.72)%    to      (25.94)%
 2007                           1.40%     to       1.90%      7.09%     to       7.51%       0.60%     to        1.11%
HARTFORD INDEX HLS FUND
 2011                           0.50%     to       1.55%      0.64%     to       1.46%       0.04%     to        1.09%
 2010                           1.40%     to       1.55%      1.26%     to       1.48%      12.69%     to       12.86%
 2009                           1.40%     to       1.90%      1.79%     to       1.87%      23.44%     to       24.06%
 2008                           1.40%     to       1.90%      1.56%     to       1.77%     (38.45)%    to      (38.14)%
 2007                           1.40%     to       1.90%      1.07%     to       1.42%       2.96%     to        3.48%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2011                               3,182,043      $12.032333      to      $12.842512          $7,869,538
 2010                               3,633,463       14.056619      to       15.383572           9,734,896
 2009                               3,620,629        8.299619      to       13.890954           7,761,954
 2008                               4,762,560        0.962384      to        6.271971           6,399,332
 2007                               6,043,612        1.713829      to        1.870595          10,712,256
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 2011                                 223,316       10.348355      to       17.484643           2,348,290
 2010                                 233,483       10.556605      to       18.170055           2,495,390
 2009                                 223,610        8.461037      to       14.834730           1,923,520
 2008                                 127,256        5.770819      to        5.871243             731,948
HARTFORD MIDCAP HLS FUND
 2011                                 308,459        3.992995      to        4.065703           1,252,249
 2010                                 419,991        4.415804      to        4.489465           1,883,647
 2009                                 486,310        3.641698      to        3.696908           1,796,277
 2008                                 581,250        2.831583      to        2.870203           1,667,174
 2007                                 800,676        4.458080      to        4.512098           3,610,718
HARTFORD MIDCAP VALUE HLS
 FUND
 2011                                 133,060        1.455678      to        1.582737             258,234
 2010                                 183,279        1.632276      to        1.759701             391,891
 2009                                  99,737        1.376636      to        1.434963             141,727
 2008                                 161,982        0.975511      to        1.011759             162,966
 2007                                 227,798        1.667164      to        1.720458             389,766
HARTFORD MONEY MARKET HLS
 FUND
 2011                              219,554,923       9.176539      to        9.972606         251,768,173
 2010                              232,493,202       9.447022      to        9.929523         267,244,595
 2009                              322,971,641       1.190879      to        9.714418         371,878,309
 2008                              492,151,315       0.989484      to        1.200294         559,945,375
 2007                              246,545,722       0.996396      to        1.185236         271,466,457
HARTFORD SMALL COMPANY HLS
 FUND
 2011                               1,950,407       14.555495      to       14.814915           4,322,079
 2010                               2,539,625       15.137320      to       15.801191           5,273,480
 2009                               3,082,549       12.255718      to       13.153937           5,122,989
 2008                               3,759,446        0.889390      to        6.664054           4,383,994
 2007                               5,261,525        1.538611      to        1.999048           8,578,219
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2011                                 198,521       11.928041      to       12.683496           2,122,457
 2010                                 110,943       12.052733      to       12.612474           1,013,954
 2009                                  94,484        9.044730      to        9.314788             585,237
 2008                                  89,946        6.846178      to        6.938674             316,631
 2007                                 112,150        1.320592      to        1.358036             151,586
HARTFORD STOCK HLS FUND
 2011                              10,191,662        0.827278      to        9.845249          10,241,194
 2010                              12,439,981        9.925827      to       15.800328          12,723,348
 2009                              15,739,815        0.769796      to        8.754833          13,926,333
 2008                              19,060,036        0.559049      to        6.263381          11,660,797
 2007                              24,327,447        1.010530      to        1.277448          26,134,602

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2011                           0.50%     to       2.75%      0.05%     to       0.05%     (16.52)%    to      (14.40)%
 2010                           0.50%     to       2.75%      0.77%     to       2.21%      11.11%     to       13.92%
 2009                           0.85%     to       2.70%      2.34%     to       2.45%      29.90%     to       32.33%
 2008                           0.85%     to       2.55%      1.99%     to       5.86%     (43.85)%    to      (39.82)%
 2007                           1.40%     to       2.55%      0.75%     to      11.91%      23.91%     to       25.34%
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 2011                           0.85%     to       2.70%        --      to         --       (3.77)%    to       (1.97)%
 2010                           0.85%     to       2.70%      0.66%     to       0.71%      22.48%     to       24.77%
 2009                           0.85%     to       2.70%      0.33%     to       1.09%      43.93%     to       46.62%
 2008                           0.85%     to       2.50%      0.82%     to       1.58%     (44.45)%    to      (43.74)%
HARTFORD MIDCAP HLS FUND
 2011                           1.40%     to       1.55%      0.16%     to       0.19%      (9.57)%    to       (9.44)%
 2010                           1.40%     to       1.55%      0.06%     to       0.06%      21.26%     to       21.44%
 2009                           1.40%     to       1.55%      0.29%     to       0.30%      28.61%     to       28.80%
 2008                           1.40%     to       1.55%      0.25%     to       0.26%     (36.48)%    to      (36.39)%
 2007                           1.40%     to       1.55%      0.16%     to       0.18%      13.24%     to       13.41%
HARTFORD MIDCAP VALUE HLS
 FUND
 2011                           1.40%     to       2.25%      0.01%     to       0.01%     (10.82)%    to      (10.06)%
 2010                           1.40%     to       2.25%      0.35%     to       0.36%      21.59%     to       22.63%
 2009                           1.40%     to       1.90%      0.50%     to       0.59%      41.12%     to       41.83%
 2008                           1.40%     to       1.90%      0.44%     to       0.50%     (41.49)%    to      (41.19)%
 2007                           1.40%     to       1.90%      0.22%     to       0.38%      (0.05)%    to        0.46%
HARTFORD MONEY MARKET HLS
 FUND
 2011                           0.30%     to       2.80%        --      to         --       (2.76)%    to       (0.27)%
 2010                           0.50%     to       2.75%        --      to         --       (2.71)%    to       (0.50)%
 2009                           0.85%     to       2.75%      0.06%     to       0.06%      (2.64)%    to       (0.78)%
 2008                           0.85%     to       2.55%      1.91%     to       2.06%      (0.69)%    to        1.27%
 2007                           0.85%     to       2.55%      3.80%     to       4.83%       2.05%     to        4.06%
HARTFORD SMALL COMPANY HLS
 FUND
 2011                           0.50%     to       2.75%        --      to         --       (6.24)%    to       (3.84)%
 2010                           0.50%     to       2.75%        --      to         --       20.48%     to       23.51%
 2009                           0.50%     to       2.70%      0.01%     to       0.01%      22.56%     to       25.84%
 2008                           1.25%     to       2.50%      0.29%     to       0.29%     (42.20)%    to      (36.34)%
 2007                           1.40%     to       2.50%        --      to         --       11.13%     to       12.36%
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2011                           0.85%     to       2.45%        --      to         --       (1.03)%    to        0.56%
 2010                           0.85%     to       2.45%        --      to         --       33.26%     to       35.40%
 2009                           0.85%     to       2.45%      0.09%     to       0.09%      32.11%     to       34.24%
 2008                           0.85%     to       2.45%      1.08%     to       1.91%     (35.52)%    to      (34.82)%
 2007                           1.40%     to       1.90%      0.02%     to       0.02%      (3.93)%    to       (3.45)%
HARTFORD STOCK HLS FUND
 2011                           0.85%     to       2.50%      1.12%     to       1.41%      (3.78)%    to       (1.93)%
 2010                           1.25%     to       2.75%      0.94%     to       1.30%      11.41%     to       13.38%
 2009                           1.25%     to       2.50%      1.25%     to       1.77%      37.70%     to       39.78%
 2008                           1.25%     to       2.50%      1.89%     to       5.35%     (44.68)%    to      (41.13)%
 2007                           1.40%     to       2.50%      0.65%     to       0.70%       3.03%     to        4.17%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2011                               1,416,801       $9.962879      to      $11.042990          $8,798,938
 2010                               1,527,500       10.190023      to       10.582456           9,334,829
 2009                               1,344,197        9.612225      to        9.826349           7,467,343
 2008                               1,223,153        9.528529      to        9.624617           3,807,506
 2007                                 547,280        1.101078      to        1.132329             618,308
HARTFORD VALUE HLS FUND
 2011                                 190,994       13.287624      to       13.447480           1,339,984
 2010                                 194,340       13.784560      to       13.923997           1,422,123
 2009                                 110,390        8.528526      to        8.718814             688,288
 2008                                  60,414        7.027403      to        7.098480             223,238
 2007                                 115,481        1.410824      to        1.429723             164,744
AMERICAN FUNDS ASSET
 ALLOCATION HLS FUND
 2011                               1,337,721        9.777476      to       13.270158          13,399,869
 2010                               1,207,516        9.801022      to       13.496513          12,155,873
 2009                               1,072,421        8.850297      to       12.365206           9,689,644
 2008                                 657,572        7.192825      to        7.250974           4,756,804
AMERICAN FUNDS BLUE CHIP
 INCOME AND GROWTH HLS FUND
 2011                                 637,314       13.472579      to       13.565036           5,781,325
 2010                                 660,174       13.796937      to       14.007941           6,150,898
 2009                                 605,279        8.408178      to       12.851649           5,117,535
 2008                                 366,599        6.626079      to        6.679716           2,440,396
AMERICAN FUNDS BOND HLS FUND
 2011                               3,023,835       11.773192      to       12.030403          32,461,762
 2010                               3,258,127       11.178845      to       11.677091          33,538,046
 2009                               2,934,836       10.583985      to       11.301579          28,873,049
 2008                               1,451,873        8.832849      to        8.904119          12,902,737
AMERICAN FUNDS GLOBAL BOND
 HLS FUND
 2011                                 422,308       11.528491      to       11.774767           4,700,603
 2010                                 432,776       11.110797      to       11.600595           4,696,215
 2009                                 451,342       10.650417      to       11.367217           4,737,292
 2008                                 279,328        9.689117      to        9.767251           2,721,688
AMERICAN FUNDS GLOBAL GROWTH
 AND INCOME HLS FUND
 2011                               1,457,989       13.229196      to       14.313257          12,429,413
 2010                               1,595,108       13.953695      to       15.510807          14,565,144
 2009                               1,648,514       12.587813      to       14.303400          13,673,598
 2008                               1,150,363        5.958336      to        6.006580           6,891,232
AMERICAN FUNDS GLOBAL GROWTH
 HLS FUND
 2011                                 425,089        9.749253      to       14.046325           3,722,272
 2010                                 428,370        9.783915      to       15.890613           4,200,789
 2009                                 382,638        8.892566      to       14.653651           3,416,000
 2008                                 264,144        6.300038      to        6.351012           1,673,223
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 2011                               1,065,587       12.375597      to       15.448914           8,326,884
 2010                               1,085,276       15.354612      to       19.693321          10,690,711
 2009                                 860,699        8.023928      to       16.574641           7,029,674
 2008                                 520,455        5.013031      to        5.053663           2,622,803

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2011                           0.50%     to       2.45%      1.86%     to       2.50%       2.34%     to        4.35%
 2010                           0.50%     to       2.70%      3.14%     to       4.38%       1.03%     to        3.28%
 2009                           1.25%     to       2.45%      0.03%     to       0.05%       0.88%     to        2.10%
 2008                           1.25%     to       2.45%      6.96%     to      16.44%      (2.62)%    to       (1.84)%
 2007                           1.40%     to       1.90%      3.51%     to       3.69%       2.16%     to        2.67%
HARTFORD VALUE HLS FUND
 2011                           0.50%     to       2.70%      1.68%     to       1.75%      (4.57)%    to       (2.45)%
 2010                           0.50%     to       2.70%      1.01%     to       1.24%      11.62%     to       14.10%
 2009                           1.25%     to       2.45%      2.15%     to       2.56%      21.36%     to       22.83%
 2008                           1.25%     to       2.45%      8.27%     to      15.93%     (33.85)%    to      (33.31)%
 2007                           1.40%     to       1.60%      0.92%     to       1.02%       6.98%     to        7.19%
AMERICAN FUNDS ASSET
 ALLOCATION HLS FUND
 2011                           1.25%     to       2.70%      1.32%     to       1.33%      (1.68)%    to       (0.24)%
 2010                           1.25%     to       2.70%      1.58%     to       1.77%       9.15%     to       10.74%
 2009                           1.25%     to       2.70%      1.65%     to       1.87%      20.30%     to       22.06%
 2008                           1.25%     to       2.45%        --      to         --      (28.59)%    to      (28.01)%
AMERICAN FUNDS BLUE CHIP
 INCOME AND GROWTH HLS FUND
 2011                           0.50%     to       2.70%      0.02%     to       0.03%      (3.82)%    to       (1.68)%
 2010                           0.50%     to       2.70%      2.74%     to       2.79%       9.00%     to       11.42%
 2009                           1.25%     to       2.70%      1.09%     to       1.50%      24.06%     to       25.88%
 2008                           1.25%     to       2.45%        --      to         --      (35.17)%    to      (34.65)%
AMERICAN FUNDS BOND HLS FUND
 2011                           0.50%     to       2.70%      2.85%     to       2.94%       3.03%     to        5.32%
 2010                           0.50%     to       2.70%      2.12%     to       4.27%       3.32%     to        5.62%
 2009                           0.50%     to       2.70%      3.29%     to       3.29%       5.84%     to        9.25%
 2008                           1.25%     to       2.45%        --      to         --      (11.82)%    to      (11.11)%
AMERICAN FUNDS GLOBAL BOND
 HLS FUND
 2011                           0.50%     to       2.70%      2.08%     to       2.42%       1.50%     to        3.76%
 2010                           0.50%     to       2.70%      0.89%     to       1.95%       2.05%     to        4.32%
 2009                           0.50%     to       2.70%        --      to         --        6.50%     to        6.52%
 2008                           1.25%     to       2.45%        --      to         --       (2.93)%    to       (2.15)%
AMERICAN FUNDS GLOBAL GROWTH
 AND INCOME HLS FUND
 2011                           0.30%     to       2.70%        --      to       2.27%      (7.72)%    to       (5.48)%
 2010                           0.50%     to       2.70%      2.18%     to       3.11%       8.44%     to       10.85%
 2009                           0.50%     to       2.70%      1.52%     to       1.52%      25.88%     to       35.66%
 2008                           1.25%     to       2.45%        --      to         --      (40.88)%    to      (40.40)%
AMERICAN FUNDS GLOBAL GROWTH
 HLS FUND
 2011                           0.65%     to       2.70%      0.40%     to       1.14%     (11.61)%    to       (9.77)%
 2010                           1.25%     to       2.70%      0.92%     to       0.98%       8.44%     to       10.02%
 2009                           1.25%     to       2.70%      1.38%     to       1.78%      38.00%     to       40.02%
 2008                           1.25%     to       2.45%        --      to         --      (37.36)%    to      (36.85)%
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 2011                           0.30%     to       2.70%        --      to       1.37%     (21.55)%    to      (19.64)%
 2010                           0.50%     to       2.70%      0.02%     to       0.02%      18.82%     to       21.46%
 2009                           1.25%     to       2.70%      0.07%     to       0.07%      56.49%     to       58.77%
 2008                           1.25%     to       2.45%        --      to         --      (50.31)%    to      (49.91)%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH HLS
 FUND
 2011                               5,895,431      $13.819059      to      $14.951916         $52,704,373
 2010                               6,006,471       14.480766      to       16.097075          56,818,498
 2009                               5,498,412       12.295824      to       13.971972          44,483,623
 2008                               3,301,903        5.783494      to        5.832309          19,213,474
AMERICAN FUNDS GROWTH-INCOME
 HLS FUND
 2011                               3,232,843       13.051828      to       13.480080          28,728,041
 2010                               3,360,723       13.401152      to       14.148997          30,882,153
 2009                               3,157,635       12.121401      to       13.082250          26,452,328
 2008                               2,018,174        6.395572      to        6.447345          12,978,183
AMERICAN FUNDS INTERNATIONAL
 HLS FUND
 2011                               4,498,109       11.237801      to       12.979718          34,559,883
 2010                               3,957,805       13.167811      to       15.547919          35,916,769
 2009                               3,328,014        8.513844      to       14.939206          28,486,816
 2008                               1,950,069        5.990544      to        6.039025          11,752,320
AMERICAN FUNDS NEW WORLD HLS
 FUND
 2011                                 861,908       12.399722      to       14.535810           7,873,773
 2010                                 972,017       14.529666      to       17.412164          10,192,701
 2009                                 841,006        8.768621      to       15.218783           7,555,070
 2008                                 574,363        5.905372      to        5.953164           3,409,654
HARTFORD PORTFOLIO
 DIVERSIFIER HLS FUND
 2011                                 729,651       10.149291      to       10.219887           7,422,841
HUNTINGTON VA INCOME EQUITY
 FUND
 2011                               1,006,903       11.573824      to       14.872659           2,608,841
 2010                               1,265,929       11.083867      to       13.961027           2,841,022
 2009                               1,355,757        8.156954      to       10.165737           2,660,201
 2008                               1,201,638        6.791597      to        8.570547           1,948,340
 2007                                 776,787        1.372128      to       14.136235           2,439,014
HUNTINGTON VA DIVIDEND
 CAPTURE FUND
 2011                               2,073,575       14.157771      to       14.872468           6,643,933
 2010                               2,104,367       13.557437      to       13.959851           6,813,766
 2009                               2,391,054        8.683354      to       12.074627           6,746,938
 2008                               2,597,572        7.028026      to        9.895638           6,019,722
 2007                               2,303,770        1.477762      to       14.107888           8,390,470
HUNTINGTON VA GROWTH FUND
 2011                               1,523,755        9.580449      to       12.257564           2,383,392
 2010                               1,673,865       10.132057      to       12.706602           2,648,146
 2009                               1,742,286        7.759225      to        9.455795           2,520,186
 2008                               1,539,638        6.775378      to        8.360654           1,918,602
 2007                               1,046,228        1.024222      to       13.805801           2,086,896
HUNTINGTON VA MID CORP
 AMERICA FUND
 2011                                 952,696       14.545809      to       15.793327           3,835,552
 2010                               1,092,211       15.035192      to       16.654518           4,680,851
 2009                               1,171,122        8.558228      to       13.905379           4,214,191
 2008                               1,169,263        6.455900      to       10.621312           3,291,053
 2007                               1,026,705        1.781308      to       17.804561           5,314,843

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH HLS
 FUND
 2011                           0.30%     to       2.70%        --      to         --       (7.11)%    to       (4.86)%
 2010                           0.50%     to       2.70%      0.49%     to       2.18%      15.21%     to       17.77%
 2009                           0.50%     to       2.70%      0.90%     to       0.90%      22.96%     to       35.32%
 2008                           1.25%     to       2.50%      2.50%     to       5.18%     (42.59)%    to      (42.11)%
AMERICAN FUNDS GROWTH-INCOME
 HLS FUND
 2011                           0.50%     to       2.70%        --      to         --       (4.73)%    to       (2.61)%
 2010                           0.50%     to       2.70%      0.98%     to       3.22%       8.15%     to       10.56%
 2009                           0.50%     to       2.70%      3.09%     to       3.09%      21.21%     to       27.37%
 2008                           1.25%     to       2.45%      3.11%     to       3.50%     (37.22)%    to      (36.71)%
AMERICAN FUNDS INTERNATIONAL
 HLS FUND
 2011                           0.50%     to       2.70%      1.68%     to       1.98%     (16.52)%    to      (14.66)%
 2010                           0.50%     to       2.70%      0.04%     to       1.08%       4.08%     to        6.39%
 2009                           1.25%     to       2.70%      1.45%     to       1.60%      38.95%     to       40.98%
 2008                           1.25%     to       2.45%        --      to         --      (40.45)%    to      (39.97)%
AMERICAN FUNDS NEW WORLD HLS
 FUND
 2011                           0.50%     to       2.70%      1.34%     to       1.54%     (16.52)%    to      (14.66)%
 2010                           0.50%     to       2.70%      0.27%     to       1.09%      14.41%     to       16.95%
 2009                           1.25%     to       2.70%      0.96%     to       1.17%      45.17%     to       47.29%
 2008                           1.25%     to       2.45%        --      to         --      (41.25)%    to      (40.78)%
HARTFORD PORTFOLIO
 DIVERSIFIER HLS FUND
 2011                           0.30%     to       1.50%      0.30%     to       0.35%       1.51%     to        2.20%
HUNTINGTON VA INCOME EQUITY
 FUND
 2011                           0.50%     to       2.50%      2.53%     to       3.99%       4.42%     to        6.53%
 2010                           0.50%     to       2.50%      2.20%     to       2.28%       9.03%     to       11.23%
 2009                           1.25%     to       2.50%        --      to         --       18.61%     to       20.10%
 2008                           1.25%     to       2.50%      5.83%     to      13.17%     (39.37)%    to      (35.42)%
 2007                           1.35%     to       2.50%      1.49%     to       1.80%      (1.55)%    to       (0.41)%
HUNTINGTON VA DIVIDEND
 CAPTURE FUND
 2011                           0.50%     to       2.50%      1.66%     to       5.11%       4.43%     to        6.54%
 2010                           0.50%     to       2.50%      1.87%     to       4.25%      12.28%     to       14.55%
 2009                           1.25%     to       2.50%        --      to         --       22.02%     to       23.55%
 2008                           1.25%     to       2.50%     10.83%     to      18.64%     (31.59)%    to      (29.86)%
 2007                           1.35%     to       2.50%      2.81%     to       3.40%      (8.45)%    to       (7.39)%
HUNTINGTON VA GROWTH FUND
 2011                           0.50%     to       2.50%      0.08%     to       0.25%      (5.44)%    to       (3.53)%
 2010                           0.50%     to       2.50%      0.13%     to       0.13%       7.15%     to        9.32%
 2009                           1.25%     to       2.50%        --      to         --       13.10%     to       14.52%
 2008                           1.25%     to       2.50%      1.08%     to       2.05%     (39.44)%    to      (34.95)%
 2007                           1.35%     to       2.50%      0.29%     to       0.43%      11.87%     to       13.16%
HUNTINGTON VA MID CORP
 AMERICA FUND
 2011                           0.50%     to       2.50%      0.10%     to       0.76%      (5.17)%    to       (3.25)%
 2010                           0.50%     to       2.50%      0.52%     to       0.66%      19.77%     to       22.19%
 2009                           1.25%     to       2.50%        --      to         --       30.92%     to       32.56%
 2008                           1.25%     to       2.50%      1.22%     to       2.13%     (40.35)%    to      (39.57)%
 2007                           1.35%     to       2.50%      0.48%     to       0.56%       6.07%     to        7.29%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HUNTINGTON VA NEW ECONOMY
FUND
 2011                               1,299,805      $11.291886      to      $11.748312          $3,146,531
 2010                               1,473,800       13.266258      to       13.529106           4,179,212
 2009                               1,530,696        7.091446      to       11.729409           3,852,547
 2008                               1,493,940        5.332800      to        8.931398           2,815,072
 2007                               1,118,251        1.904692      to       19.342180           5,108,552
HUNTINGTON VA ROTATING
 MARKETS FUND
 2011                                 370,723        9.480418      to       14.534874           1,395,134
 2010                                 401,474        8.985110      to       13.948720           1,463,766
 2009                                 434,553        8.475971      to       13.323862           1,442,872
 2008                                 446,463        6.434817      to       10.242381           1,149,856
 2007                                 468,708        1.625080      to       18.127386           2,178,065
HUNTINGTON VA INTERNATIONAL
 EQUITY FUND
 2011                               1,243,167        1.186366      to       11.550869           4,177,237
 2010                               1,398,823        1.375283      to       13.124958           5,294,304
 2009                               1,447,697        1.291504      to        8.209013           5,039,762
 2008                               1,488,254        0.992130      to        6.227854           3,605,752
 2007                               1,130,456        1.711354      to       16.198358           4,199,239
HUNTINGTON VA MACRO 100 FUND
 2011                                 973,897        0.873638      to       13.697934           1,306,810
 2010                               1,123,495        0.907815      to       13.951935           1,372,231
 2009                               1,232,944        0.815654      to        9.122592           1,275,086
 2008                               1,225,650        0.686243      to        7.579899             943,741
 2007                               1,231,905        1.064643      to        1.108493           1,351,444
HUNTINGTON VA MORTGAGE
 SECURITIES FUND
 2011                                 670,708        1.153462      to       11.331771           3,132,291
 2010                                 800,793        1.123159      to       10.815613           3,164,414
 2009                                 844,366        1.097941      to       10.382301           3,030,159
 2008                                 816,450        1.067436      to        9.968448           2,494,020
 2007                                 679,274        1.071435      to       10.719929           1,788,934
HUNTINGTON VA SITUS FUND
 2011                               3,407,378        1.292715      to       15.448454           5,425,312
 2010                               3,981,977        1.337624      to       15.668618           6,324,808
 2009                               4,273,563        1.058154      to        8.628205           5,219,891
 2008                               4,390,237        0.816019      to        6.571252           3,928,069
 2007                               3,934,675        1.423618      to        1.482212           5,743,517
LORD ABBETT FUNDAMENTAL
 EQUITY FUND
 2011                                  71,401       10.625321      to       12.240548             847,843
 2010                                   3,642       12.880117      to       12.880117              46,909
LORD ABBETT CAPITAL STRUCTURE
 FUND
 2011                                 230,602       10.937377      to       13.624033           2,462,182
 2010                                 198,222       11.009334      to       14.057646           2,149,836
 2009                                 163,076        9.447071      to        9.674588           1,557,016
 2008                                  86,092        7.801894      to        7.906371             676,928
LORD ABBETT BOND DEBENTURE
 FUND
 2011                               1,071,520       12.620165      to       15.249040          13,436,469
 2010                               1,162,022       12.150902      to       15.008519          14,179,268
 2009                               1,209,674       10.872900      to       13.728566          13,340,423
 2008                                 699,992        8.262872      to        8.373519           5,824,862

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HUNTINGTON VA NEW ECONOMY
FUND
 2011                           0.50%     to       2.50%        --      to         --      (14.88)%    to      (13.16)%
 2010                           0.50%     to       2.50%      0.08%     to       0.11%      13.10%     to       15.39%
 2009                           1.25%     to       2.50%        --      to         --       31.33%     to       32.98%
 2008                           1.25%     to       2.50%      0.51%     to       0.84%     (53.82)%    to      (47.93)%
 2007                           1.35%     to       2.50%      0.15%     to       0.17%       9.72%     to       10.99%
HUNTINGTON VA ROTATING
 MARKETS FUND
 2011                           1.25%     to       2.50%      0.11%     to       0.33%       4.20%     to        5.51%
 2010                           1.25%     to       2.50%      1.14%     to       1.15%       4.69%     to        6.01%
 2009                           1.25%     to       2.50%        --      to         --       30.09%     to       31.72%
 2008                           1.25%     to       2.50%      2.56%     to       8.52%     (43.50)%    to      (38.68)%
 2007                           1.35%     to       2.50%      0.77%     to       0.82%       6.42%     to        7.65%
HUNTINGTON VA INTERNATIONAL
 EQUITY FUND
 2011                           0.50%     to       2.50%      0.92%     to       1.92%     (13.74)%    to      (11.99)%
 2010                           0.50%     to       2.50%      1.27%     to       1.36%       6.49%     to        8.64%
 2009                           1.25%     to       2.50%      0.05%     to       0.06%      30.18%     to       31.81%
 2008                           1.25%     to       2.50%      2.74%     to       6.75%     (42.03)%    to      (40.18)%
 2007                           1.35%     to       2.50%      0.01%     to       0.02%      10.97%     to       12.25%
HUNTINGTON VA MACRO 100 FUND
 2011                           0.50%     to       2.50%      0.06%     to       0.86%      (3.76)%    to       (1.82)%
 2010                           0.50%     to       2.50%      0.77%     to       0.87%      11.30%     to       13.55%
 2009                           1.25%     to       2.50%        --      to         --       18.86%     to       20.35%
 2008                           1.25%     to       2.50%      1.92%     to       6.73%     (35.54)%    to      (28.46)%
 2007                           1.35%     to       2.50%      0.39%     to       0.40%      (5.19)%    to       (4.10)%
HUNTINGTON VA MORTGAGE
 SECURITIES FUND
 2011                           0.50%     to       2.50%      2.00%     to       2.59%       2.70%     to        4.77%
 2010                           0.50%     to       2.50%      1.25%     to       2.20%       2.30%     to        4.36%
 2009                           1.25%     to       2.50%        --      to         --        2.86%     to        4.15%
 2008                           1.25%     to       2.50%      8.15%     to      12.13%      (1.40)%    to       (0.37)%
 2007                           1.35%     to       2.50%      1.63%     to       2.84%       1.36%     to        2.54%
HUNTINGTON VA SITUS FUND
 2011                           0.50%     to       2.50%      0.01%     to       0.03%      (3.36)%    to       (1.41)%
 2010                           0.50%     to       2.50%      0.22%     to       0.43%      26.41%     to       28.96%
 2009                           1.25%     to       2.50%        --      to         --       29.67%     to       31.30%
 2008                           1.25%     to       2.50%      0.24%     to       0.86%     (42.68)%    to      (37.24)%
 2007                           1.35%     to       2.50%      0.39%     to       0.43%       8.63%     to        9.88%
LORD ABBETT FUNDAMENTAL
 EQUITY FUND
 2011                           0.50%     to       1.45%      0.28%     to       0.40%      (5.86)%    to       (4.97)%
 2010                           0.50%     to       0.50%      0.42%     to       0.42%      18.43%     to       18.43%
LORD ABBETT CAPITAL STRUCTURE
 FUND
 2011                           0.85%     to       2.70%      2.82%     to      23.73%      (2.47)%    to       (0.65)%
 2010                           0.85%     to       2.40%      2.92%     to       3.04%      12.05%     to       13.80%
 2009                           0.85%     to       2.15%      0.21%     to       3.57%      20.79%     to       22.36%
 2008                           0.85%     to       2.45%     11.02%     to      19.21%     (24.64)%    to      (23.83)%
LORD ABBETT BOND DEBENTURE
 FUND
 2011                           0.50%     to       2.70%      5.35%     to      15.35%       1.60%     to        3.86%
 2010                           0.50%     to       2.70%      6.12%     to       6.41%       9.32%     to       11.75%
 2009                           0.50%     to       2.70%      5.84%     to      16.26%       8.73%     to       30.74%
 2008                           0.85%     to       2.45%     16.56%     to      18.22%     (19.56)%    to      (18.69)%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME
 FUND
 2011                                 308,881       $8.342514      to      $11.441826          $2,666,369
 2010                                 321,742        9.102976      to       12.243627           3,003,789
 2009                                 331,753        7.945292      to        8.121819           2,678,133
 2008                                 255,356        6.848122      to        6.916778           1,761,482
MFS(R) CORE EQUITY SERIES
 2011                                 723,625       10.109013      to       14.684518           5,906,990
 2010                                 855,202       10.326139      to       15.242048           7,183,207
 2009                                 987,770        9.044579      to       13.359088           7,202,235
 2008                               1,124,917        4.353958      to        6.894720           6,297,672
 2007                               1,328,423        7.337532      to       11.440100          12,508,296
MFS(R) GROWTH SERIES
 2011                               2,374,218       13.971102      to       14.714807          19,076,490
 2010                               2,568,451       14.119829      to       15.174649          20,809,080
 2009                               2,539,500        5.254606      to        8.914161          18,226,877
 2008                               2,289,881        3.915227      to        6.530042          12,172,236
 2007                               2,657,443        6.418030      to       10.523433          22,836,050
MFS(R) GLOBAL EQUITY SERIES
 2011                                 464,088       13.828035      to       16.295758           6,426,296
 2010                                 512,921       13.017715      to       17.177739           7,529,613
 2009                                 527,102       11.878862      to       15.418702           7,043,962
 2008                                 750,132        9.228134      to       11.782035           7,711,753
 2007                                 672,282       14.287162      to       17.942006          10,709,258
MFS(R) HIGH INCOME SERIES
 2011                               4,821,654       16.253396      to       17.061870          70,952,605
 2010                               5,802,150       15.745804      to       16.846127          83,392,896
 2009                               6,290,333       13.841030      to       15.100408          80,170,617
 2008                               5,705,661        8.508150      to        9.590820          50,853,200
 2007                               6,375,859       12.205674      to       13.526642          80,879,614
MFS(R) INVESTORS GROWTH STOCK
 SERIES
 2011                               1,469,276        6.300724      to        9.445792          11,299,773
 2010                               1,730,789        6.426421      to        9.495479          13,639,006
 2009                               2,124,311        5.861113      to        8.535636          15,171,344
 2008                               2,425,182        4.308344      to        6.184005          12,665,089
 2007                               2,876,551        7.001540      to        9.904658          24,201,264
MFS(R) INVESTORS TRUST SERIES
 2011                              11,543,812       10.955973      to       12.975161         106,104,005
 2010                              13,636,705       11.295940      to       13.634631         130,100,977
 2009                              15,504,702       10.254324      to       12.621503         135,280,667
 2008                              16,657,966        6.595768      to        8.149753         116,454,107
 2007                              17,013,885       10.111297      to       12.109375         180,576,437
MFS(R) MID CAP GROWTH SERIES
 2011                               3,997,375        5.446116      to       16.214434          20,537,953
 2010                               5,221,123        5.843870      to       17.751327          29,071,223
 2009                               5,591,683        4.545716      to       14.065549          24,402,994
 2008                               5,647,080        3.136146      to        3.233557          17,681,671
 2007                               6,101,240        6.642002      to        6.732442          40,102,087

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME
 FUND
 2011                           0.50%     to       2.45%      0.73%     to       0.77%      (8.35)%    to       (6.55)%
 2010                           0.50%     to       2.45%      0.58%     to       0.60%      14.57%     to       16.83%
 2009                           1.25%     to       2.45%      1.00%     to       1.05%      16.02%     to       17.42%
 2008                           1.25%     to       2.45%      6.01%     to       7.42%     (34.86)%    to      (34.34)%
MFS(R) CORE EQUITY SERIES
 2011                           1.10%     to       2.70%      0.87%     to       0.98%      (3.66)%    to       (2.10)%
 2010                           1.10%     to       2.70%      0.73%     to       1.07%      14.10%     to       15.93%
 2009                           0.95%     to       2.70%      1.67%     to       1.67%      28.91%     to       31.18%
 2008                           0.95%     to       2.50%      0.78%     to       0.78%     (40.66)%    to      (39.73)%
 2007                           0.95%     to       2.50%      0.34%     to       0.34%       8.41%     to       10.10%
MFS(R) GROWTH SERIES
 2011                           0.50%     to       2.75%      0.02%     to       0.19%      (3.03)%    to       (1.05)%
 2010                           0.50%     to       2.75%        --      to         --       12.21%     to       14.45%
 2009                           0.85%     to       2.55%      0.17%     to       0.30%      34.21%     to       36.51%
 2008                           0.85%     to       2.55%      0.23%     to       0.23%     (39.00)%    to      (37.95)%
 2007                           0.85%     to       2.55%        --      to         --       18.12%     to       20.15%
MFS(R) GLOBAL EQUITY SERIES
 2011                           0.85%     to       2.75%      0.74%     to       0.83%      (6.92)%    to       (5.13)%
 2010                           0.85%     to       2.50%      0.98%     to       1.01%       9.59%     to       11.41%
 2009                           0.85%     to       2.50%      2.19%     to       2.24%      28.72%     to       30.87%
 2008                           0.85%     to       2.50%      1.17%     to       1.18%     (35.41)%    to      (34.33)%
 2007                           0.85%     to       2.50%      2.02%     to       2.02%       6.50%     to        8.27%
MFS(R) HIGH INCOME SERIES
 2011                           0.85%     to       2.75%      5.70%     to      15.88%       1.28%     to        3.22%
 2010                           0.85%     to       2.75%      8.38%     to       8.38%      11.62%     to       13.76%
 2009                           0.85%     to       2.70%      3.20%     to       3.20%      41.22%     to       43.85%
 2008                           0.85%     to       2.55%      5.23%     to       7.65%     (30.29)%    to      (29.10)%
 2007                           0.85%     to       2.55%      6.58%     to       7.12%      (0.79)%    to        0.91%
MFS(R) INVESTORS GROWTH STOCK
 SERIES
 2011                           1.10%     to       2.55%      0.55%     to       0.55%      (1.96)%    to       (0.52)%
 2010                           1.10%     to       2.55%      0.44%     to       0.44%       9.65%     to       11.25%
 2009                           1.10%     to       2.55%      0.72%     to       0.72%      36.04%     to       38.03%
 2008                           1.10%     to       2.55%      0.58%     to       0.58%     (38.47)%    to      (37.57)%
 2007                           1.10%     to       2.55%      0.32%     to       0.32%       8.56%     to       10.14%
MFS(R) INVESTORS TRUST SERIES
 2011                           0.85%     to       2.75%      0.92%     to       0.93%      (4.84)%    to       (3.01)%
 2010                           0.85%     to       2.75%      1.18%     to       1.18%       8.09%     to       10.16%
 2009                           0.85%     to       2.70%      1.66%     to       1.66%      23.52%     to       25.82%
 2008                           0.85%     to       2.55%      0.65%     to       0.65%     (34.77)%    to      (33.65)%
 2007                           1.35%     to       2.55%      0.41%     to       0.75%       7.53%     to        8.83%
MFS(R) MID CAP GROWTH SERIES
 2011                           0.85%     to       2.75%        --      to         --       (8.56)%    to       (6.81)%
 2010                           0.85%     to       2.70%        --      to         --       26.20%     to       28.56%
 2009                           0.85%     to       2.70%      0.33%     to       0.33%      38.00%     to       40.58%
 2008                           0.85%     to       2.55%        --      to         --      (52.78)%    to      (51.97)%
 2007                           0.85%     to       2.55%      0.13%     to       0.13%       7.06%     to        8.89%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES
 2011                               5,163,096      $18.295413      to      $20.226875         $67,973,864
 2010                               6,088,733       20.562993      to       23.170563          90,447,643
 2009                               7,298,241        8.222464      to       15.211050          80,594,539
 2008                               8,467,810        5.168903      to        9.400994          58,720,258
 2007                               9,044,039        8.740299      to       15.627695         105,047,554
MFS(R) TOTAL RETURN SERIES
 2011                              25,440,365       12.438064      to       12.516844         345,863,316
 2010                              29,017,282       12.305451      to       12.641987         395,780,837
 2009                              31,980,750       11.827007      to       14.627193         404,732,803
 2008                              34,789,260       10.592590      to       12.498652         380,930,633
 2007                              38,032,799       13.955001      to       16.188154         544,779,481
MFS (R) VALUE SERIES
 2011                               6,402,956       12.897618      to       13.039429          86,277,227
 2010                               6,837,270       13.023053      to       13.443928          95,533,071
 2009                               6,768,813       12.374329      to       15.328597          88,146,324
 2008                               5,867,518       11.556828      to       12.597874          66,474,407
 2007                               4,220,332       17.585857      to       18.846102          76,803,523
MFS(R) RESEARCH BOND SERIES
 2011                               6,808,775       12.178636      to       12.616431          85,737,316
 2010                               6,592,406       11.495054      to       12.148560          79,300,456
 2009                               5,542,044       11.593479      to       11.982110          63,395,804
 2008                               4,210,154        9.750337      to       10.403409          42,252,422
 2007                               2,743,044       10.244550      to       10.656122          28,724,315
MFS(R) RESEARCH INTERNATIONAL
 SERIES
 2011                               1,783,295       12.051524      to       12.819692          20,296,461
 2010                               1,874,782       13.637966      to       14.786061          24,340,466
 2009                               2,055,159       12.412738      to       13.723028          24,492,666
 2008                               2,273,342        8.987191      to        9.566686          21,061,688
 2007                               1,239,296       16.005105      to       16.749135          20,257,100
MFS(R) RESEARCH SERIES
 2011                                 419,371       10.895528      to       12.197402           4,790,149
 2010                                 466,426       11.222139      to       12.357294           5,453,876
 2009                                 505,154        9.927811      to       10.753312           5,185,311
 2008                                 277,825        7.797435      to        8.307570           2,224,424
 2007                                 294,020       12.509501      to       13.109180           3,750,884
BLACKROCK GLOBAL ALLOCATION
 V.I. FUND
 2011                                   1,934        9.493620      to        9.506683              18,375
BLACKROCK GLOBAL
 OPPORTUNITIES V.I. FUND
 2011                                   1,485       12.660099      to       12.660099              18,803
 2010                                   1,975       14.750428      to       15.280107              29,387
 2009                                   1,978       13.242298      to       13.663124              26,402
 2008                                   3,119       10.185255      to       10.466966              31,960
 2007                                  16,953       19.227626      to       19.680286             326,404

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES
 2011                           0.85%     to       2.75%        --      to         --      (12.70)%    to      (11.03)%
 2010                           0.85%     to       2.75%        --      to         --       32.64%     to       35.19%
 2009                           0.85%     to       2.55%        --      to         --       59.08%     to       61.80%
 2008                           0.85%     to       2.55%        --      to         --      (40.86)%    to      (39.84)%
 2007                           0.85%     to       2.55%        --      to         --       (0.07)%    to        1.65%
MFS(R) TOTAL RETURN SERIES
 2011                           0.50%     to       2.75%      3.56%     to       3.62%      (0.99)%    to        1.08%
 2010                           0.50%     to       2.75%        --      to         --        6.95%     to        9.09%
 2009                           0.85%     to       2.70%      3.75%     to       3.75%      14.89%     to       17.03%
 2008                           0.85%     to       2.55%      2.72%     to       3.11%     (24.10)%    to      (22.79)%
 2007                           0.85%     to       2.55%      2.17%     to       2.51%       1.59%     to        3.33%
MFS (R) VALUE SERIES
 2011                           0.50%     to       2.75%      1.42%     to       1.99%      (3.01)%    to       (0.96)%
 2010                           0.50%     to       2.75%        --      to         --        8.51%     to       10.66%
 2009                           0.85%     to       2.70%      0.76%     to       1.03%      19.19%     to       21.68%
 2008                           0.85%     to       2.55%      1.25%     to       1.77%     (34.28)%    to      (33.15)%
 2007                           0.85%     to       2.55%      0.77%     to       0.84%       5.19%     to        7.00%
MFS(R) RESEARCH BOND SERIES
 2011                           0.50%     to       2.75%      2.92%     to       4.19%       3.85%     to        5.95%
 2010                           0.50%     to       2.75%        --      to         --        4.55%     to        6.67%
 2009                           0.85%     to       2.70%      2.04%     to       2.04%      12.83%     to       15.18%
 2008                           0.85%     to       2.55%      2.51%     to       2.51%      (4.82)%    to       (3.19)%
 2007                           1.15%     to       2.55%      2.44%     to       3.55%       1.58%     to        3.02%
MFS(R) RESEARCH INTERNATIONAL
 SERIES
 2011                           0.85%     to       2.75%      1.99%     to       2.12%     (13.30)%    to      (11.63)%
 2010                           0.85%     to       2.75%      1.55%     to       1.55%       7.81%     to        9.87%
 2009                           0.85%     to       2.70%      1.84%     to       1.84%      27.37%     to       29.75%
 2008                           0.85%     to       2.55%      0.56%     to       0.83%     (43.85)%    to      (42.88)%
 2007                           0.85%     to       2.55%        --      to         --        9.98%     to       11.87%
MFS(R) RESEARCH SERIES
 2011                           0.85%     to       2.50%      0.88%     to       1.02%      (2.91)%    to       (1.29)%
 2010                           0.85%     to       2.50%      0.91%     to       1.00%      13.04%     to       14.92%
 2009                           0.85%     to       2.50%      1.47%     to       1.50%      27.32%     to       29.44%
 2008                           0.85%     to       2.50%      0.52%     to       0.63%     (37.67)%    to      (36.63)%
 2007                           0.85%     to       2.50%      0.22%     to       0.66%      10.41%     to       12.25%
BLACKROCK GLOBAL ALLOCATION
 V.I. FUND
 2011                           0.50%     to       0.65%      3.80%     to       4.01%      (5.06)%    to       (4.93)%
BLACKROCK GLOBAL
 OPPORTUNITIES V.I. FUND
 2011                           2.05%     to       2.05%      1.14%     to       1.14%     (14.17)%    to      (14.17)%
 2010                           1.65%     to       2.05%      3.11%     to       3.12%       8.97%     to        9.41%
 2009                           1.65%     to       2.05%      0.16%     to       0.16%      30.01%     to       30.54%
 2008                           1.65%     to       2.05%      0.05%     to       0.34%     (47.03)%    to      (46.82)%
 2007                           1.65%     to       2.05%      1.03%     to       1.09%      34.11%     to       34.65%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
BLACKROCK LARGE CAP GROWTH
 V.I. FUND
 2011                                  41,592       $8.659900      to      $10.280734            $418,322
 2010                                  45,021       10.252747      to       10.708596             450,737
 2009                                  56,164        9.025173      to        9.379470             481,784
 2008                                  67,903        6.265303      to        7.308137             475,749
 2007                                  71,371       12.591905      to       12.955864             864,958
BLACKROCK EQUITY DIVIDEND
 V.I. FUND
 2011                                  11,186       10.219931      to       10.328117             115,017
UIF MID CAP GROWTH PORTFOLIO
 2011                                 245,325       11.052068      to       18.314240           2,662,967
 2010                                 228,605       12.007960      to       20.269856           2,711,084
 2009                                 211,783        9.155877      to       15.743768           1,923,240
 2008                                 136,133        5.790212      to        5.867795             794,251
INVESCO VAN KAMPEN V.I. MID
 CAP VALUE FUND
 2011                                  71,387        9.964752      to       10.594517             743,637
 2010                                  89,684       10.128192      to       10.597346             939,652
 2009                                  86,325        8.495059      to        8.747530             751,663
 2008                                  59,488        6.255779      to        6.339560             377,827
 2007                                   3,158       12.062939      to       13.831448              41,501
MORGAN STANLEY MULTI CAP
 GROWTH PORTFOLIO+
 2011                                  33,004        4.710467      to        5.157715             162,285
 2010                                  40,704        5.246144      to        5.678500             221,757
 2009                                  44,840        4.244987      to        4.542372             196,847
 2008                                  49,548        2.571081      to        2.719763             131,135
 2007                                  36,495        5.185166      to        5.422083             193,192
MORGAN STANLEY -- MID CAP
 GROWTH PORTFOLIO
 2011                                  13,573       10.267063      to       11.070503             144,190
 2010                                   1,983       11.168445      to       12.088848              23,302
 2009                                   1,666        8.644265      to        9.249819              15,201
 2008                                   1,674        5.538087      to        5.858325               9,698
 2007                                   1,051       11.365645      to       11.462786              12,027
MORGAN STANLEY --FLEXIBLE
 INCOME PORTFOLIO
 2011                                   6,528       11.700689      to       11.755661              76,556
 2010                                   3,829       11.421484      to       11.469401              43,883
 2009                                   3,863       10.673124      to       10.712557              41,357
 2008                                   3,868        9.088189      to        9.117210              35,243
 2007                                   7,973       11.835112      to       11.866969              94,600
MTB MANAGED ALLOCATION FUND
 -- MODERATE GROWTH II
 2011                                   1,667        9.439947      to        9.439947              15,739
 2010                                   1,667       10.115741      to       10.115741              16,865
 2009                                   1,667        9.264280      to        9.264280              15,445
 2008                                   1,506        7.468262      to        7.468262              11,250
BLACKROCK CAPITAL
 APPRECIATION V.I. FUND
 2011                                  12,142        8.869117      to        8.963072             108,335

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
BLACKROCK LARGE CAP GROWTH
 V.I. FUND
 2011                           1.75%     to       2.15%      0.87%     to       0.87%       0.27%     to        0.68%
 2010                           1.65%     to       2.15%      1.11%     to       1.13%      13.03%     to       13.60%
 2009                           1.65%     to       2.15%      0.01%     to       0.01%      23.50%     to       24.11%
 2008                           1.40%     to       2.15%      0.65%     to       3.29%     (41.96)%    to      (41.52)%
 2007                           1.65%     to       2.15%      0.29%     to       2.49%       6.08%     to        6.61%
BLACKROCK EQUITY DIVIDEND
 V.I. FUND
 2011                           0.30%     to       1.45%      0.49%     to       1.67%       2.20%     to        3.28%
UIF MID CAP GROWTH PORTFOLIO
 2011                           0.85%     to       2.70%      0.23%     to       0.23%      (9.65)%    to       (7.96)%
 2010                           0.85%     to       2.70%        --      to         --       28.75%     to       31.15%
 2009                           0.85%     to       2.70%        --      to         --       53.18%     to       56.04%
 2008                           0.85%     to       2.45%      0.33%     to       0.60%     (45.89)%    to      (45.31)%
INVESCO VAN KAMPEN V.I. MID
 CAP VALUE FUND
 2011                           0.85%     to       2.45%      0.28%     to       0.61%      (1.61)%    to       (0.03)%
 2010                           0.85%     to       2.45%      0.87%     to       0.88%      19.23%     to       21.15%
 2009                           0.85%     to       2.45%      1.11%     to       1.14%      35.80%     to       37.98%
 2008                           0.85%     to       2.45%      0.25%     to       0.25%     (40.20)%    to      (39.56)%
 2007                           1.35%     to       2.20%      0.58%     to       1.00%       5.40%     to        6.30%
MORGAN STANLEY MULTI CAP
 GROWTH PORTFOLIO+
 2011                           1.35%     to       2.50%        --      to         --      (10.21)%    to       (9.17)%
 2010                           1.35%     to       2.50%        --      to         --       23.58%     to       25.01%
 2009                           1.35%     to       2.50%        --      to         --       65.11%     to       67.01%
 2008                           1.35%     to       2.50%        --      to         --      (50.42)%    to      (49.84)%
 2007                           1.35%     to       2.50%        --      to         --       16.14%     to       17.49%
MORGAN STANLEY -- MID CAP
 GROWTH PORTFOLIO
 2011                           1.35%     to       2.20%      0.14%     to       0.16%      (9.20)%    to       (8.42)%
 2010                           1.35%     to       2.50%        --      to         --       29.20%     to       30.69%
 2009                           1.35%     to       2.50%        --      to         --       56.09%     to       57.89%
 2008                           1.35%     to       2.50%      0.46%     to       0.53%     (49.48)%    to      (48.89)%
 2007                           1.35%     to       1.65%      0.14%     to       0.17%      20.64%     to       21.00%
MORGAN STANLEY --FLEXIBLE
 INCOME PORTFOLIO
 2011                           1.65%     to       1.70%      5.02%     to       6.26%       2.44%     to        2.50%
 2010                           1.65%     to       1.70%      5.97%     to       6.00%       7.01%     to        7.07%
 2009                           1.65%     to       1.70%      7.04%     to       7.12%      17.44%     to       17.50%
 2008                           1.65%     to       1.70%      2.11%     to       2.53%     (23.21)%    to      (23.17)%
 2007                           1.65%     to       1.70%      6.13%     to       6.37%       1.89%     to        1.95%
MTB MANAGED ALLOCATION FUND
 -- MODERATE GROWTH II
 2011                           1.25%     to       1.25%      1.73%     to       1.73%      (6.68)%    to       (6.68)%
 2010                           1.25%     to       1.25%      0.74%     to       0.74%       9.18%     to        9.18%
 2009                           1.25%     to       1.25%        --      to         --       24.05%     to       24.05%
 2008                           1.25%     to       1.25%      4.57%     to       4.57%     (28.00)%    to      (28.00)%
BLACKROCK CAPITAL
 APPRECIATION V.I. FUND
 2011                           0.30%     to       1.45%      0.26%     to       0.82%     (11.31)%    to      (10.37)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO
 -- MARSICO INTERNATIONAL
 OPPORTUNITIES FUND+
 2011                               6,617,853       $1.338641      to      $13.181602          $9,146,485
 2010                               8,705,757        1.624525      to       16.190644          14,070,397
 2009                              10,858,761        1.361070      to        1.452890          15,386,774
 2008                              13,963,157        1.012127      to        1.071276          14,549,099
 2007                              18,418,788        2.019711      to        2.115341          38,038,970
COLUMBIA VARIABLE PORTFOLIO
 -- HIGH INCOME FUND+
 2011                               5,639,212        1.903982      to       16.339068          10,989,710
 2010                               6,828,198        1.817245      to       15.759251          12,341,363
 2009                               8,290,544        1.651008      to       14.484465          13,440,768
 2008                              10,845,111        1.100653      to        1.164936          12,317,476
 2007                              15,431,465        1.501025      to        1.575227          23,788,473
COLUMBIA VARIABLE PORTFOLIO
 -- MARSICO FOCUSED EQUITIES
 FUND+
 2011                               7,287,366        1.142364      to       13.941301           8,462,648
 2010                               9,575,924        1.193073      to       14.736564          11,249,183
 2009                              11,489,193        1.022174      to       12.772817          11,487,598
 2008                              14,430,400        0.763373      to        0.808002          11,387,513
 2007                              20,638,790        1.334152      to        1.400168          28,305,340
COLUMBIA VARIABLE PORTFOLIO
 -- ASSET ALLOCATION FUND+
 2011                               4,008,963        1.019491      to        1.102523           4,299,557
 2010                               3,829,738        1.054243      to        1.131020           4,207,927
 2009                               4,515,328        0.952958      to        1.014216           4,470,805
COLUMBIA VARIABLE PORTFOLIO
 -- MARSICO GROWTH FUND+
 2011                               6,334,997        1.133734      to       13.964689           7,494,012
 2010                               8,292,114        1.184433      to       14.743215           9,759,600
 2009                              10,752,733        0.931266      to        0.991159          10,373,899
 2008                              13,985,416        0.753832      to        0.795926          10,829,714
 2007                              19,084,893        1.276468      to        1.336980          24,925,599
COLUMBIA VARIABLE PORTFOLIO
 -- MARSICO 21ST CENTURY
 FUND+
 2011                               1,543,365        1.408027      to       12.532397           2,187,763
 2010                               2,082,800        1.510522      to        1.626198           3,298,915
 2009                               2,568,897        1.319720      to        1.408758           3,525,414
 2008                               3,447,657        1.065417      to        1.127674           3,793,449
 2007                               4,647,133        1.940597      to        2.032516           9,239,952
COLUMBIA VARIABLE PORTFOLIO
 -- MID CAP GROWTH FUND+
 2011                              10,071,191        0.992277      to       16.791689          10,570,666
 2010                              13,666,437        1.063187      to       18.181663          14,564,931
 2009                              18,395,926        0.831367      to       14.382918          14,934,968
 2008                              23,779,876        0.555411      to        0.587876          13,599,147
 2007                              30,768,410        1.022650      to        1.073257          32,243,994
COLUMBIA VARIABLE PORTFOLIO
 -- DIVERSIFIED EQUITY INCOME
 FUND+
 2011                               1,191,510        8.559404      to        8.622664          10,246,502
OPPENHEIMER CAPITAL
 APPRECIATION FUND/VA
 2011                                  48,184        8.630210      to        9.036227             432,758
 2010                                  58,598        8.967505      to        9.277378             540,945
 2009                                  64,396        8.420109      to        8.607140             551,924
 2008                                  20,118        5.985860      to        6.045910             121,151

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO
 -- MARSICO INTERNATIONAL
 OPPORTUNITIES FUND+
 2011                           1.70%     to       2.80%      0.81%     to       0.84%     (18.50)%    to      (17.60)%
 2010                           1.70%     to       2.75%      0.68%     to       0.70%      10.65%     to       11.81%
 2009                           1.70%     to       2.55%      1.87%     to       1.90%      34.48%     to       35.62%
 2008                           1.70%     to       2.55%      1.25%     to       1.76%     (49.79)%    to      (49.36)%
 2007                           1.70%     to       2.50%      0.11%     to       0.11%      16.72%     to       17.66%
COLUMBIA VARIABLE PORTFOLIO
 -- HIGH INCOME FUND+
 2011                           1.70%     to       2.75%      5.57%     to       7.21%       3.68%     to        4.77%
 2010                           1.70%     to       2.75%      7.54%     to       7.86%       8.92%     to       10.07%
 2009                           1.70%     to       2.65%     10.36%     to      10.36%      40.39%     to       41.73%
 2008                           1.70%     to       2.55%     10.06%     to      10.51%     (26.67)%    to      (26.05)%
 2007                           1.70%     to       2.55%      4.99%     to       4.99%      (0.72)%    to        0.13%
COLUMBIA VARIABLE PORTFOLIO
 -- MARSICO FOCUSED EQUITIES
 FUND+
 2011                           1.70%     to       2.80%      0.44%     to       0.45%      (5.30)%    to       (4.25)%
 2010                           1.70%     to       2.75%      0.44%     to       0.44%      15.50%     to       16.72%
 2009                           1.70%     to       2.65%      0.65%     to       0.65%      25.31%     to       26.51%
 2008                           1.70%     to       2.55%      0.10%     to       0.10%     (42.78)%    to      (42.29)%
 2007                           1.70%     to       2.55%      0.12%     to       0.12%      10.72%     to       11.66%
COLUMBIA VARIABLE PORTFOLIO
 -- ASSET ALLOCATION FUND+
 2011                           1.70%     to       2.50%      2.23%     to       2.61%      (3.30)%    to       (2.52)%
 2010                           1.70%     to       2.50%      2.46%     to       2.66%      10.63%     to       11.52%
 2009                           1.70%     to       2.50%      4.00%     to       4.10%      20.94%     to       21.91%
COLUMBIA VARIABLE PORTFOLIO
 -- MARSICO GROWTH FUND+
 2011                           1.70%     to       2.75%      0.29%     to       0.55%      (5.28)%    to       (4.28)%
 2010                           1.70%     to       2.75%      0.12%     to       0.12%      18.25%     to       19.50%
 2009                           1.70%     to       2.50%      0.75%     to       0.75%      23.54%     to       24.53%
 2008                           1.70%     to       2.50%      0.32%     to       0.33%     (40.94)%    to      (40.47)%
 2007                           1.70%     to       2.50%      0.08%     to       0.08%      14.58%     to       15.50%
COLUMBIA VARIABLE PORTFOLIO
 -- MARSICO 21ST CENTURY
 FUND+
 2011                           1.70%     to       2.75%      0.00%     to       0.00%     (14.32)%    to      (13.42)%
 2010                           1.70%     to       2.55%      0.00%     to       0.00%      14.46%     to       15.44%
 2009                           1.70%     to       2.55%      0.11%     to       0.12%      23.87%     to       24.93%
 2008                           1.70%     to       2.55%      0.00%     to       0.00%     (44.99)%    to      (44.52)%
 2007                           1.70%     to       2.50%      0.50%     to       0.53%      16.34%     to       17.28%
COLUMBIA VARIABLE PORTFOLIO
 -- MID CAP GROWTH FUND+
 2011                           1.70%     to       2.75%      0.00%     to       0.00%      (7.64)%    to       (6.67)%
 2010                           1.70%     to       2.75%      0.07%     to       0.07%      26.55%     to       27.88%
 2009                           1.70%     to       2.65%      0.00%     to       0.00%      40.08%     to       41.42%
 2008                           1.70%     to       2.55%      0.00%     to       0.00%     (45.69)%    to      (45.23)%
 2007                           1.70%     to       2.55%      0.11%     to       0.11%      16.86%     to       17.86%
COLUMBIA VARIABLE PORTFOLIO
 -- DIVERSIFIED EQUITY INCOME
 FUND+
 2011                           1.70%     to       2.80%      0.00%     to       0.00%     (14.41)%    to      (13.77)%
OPPENHEIMER CAPITAL
 APPRECIATION FUND/VA
 2011                           1.25%     to       2.45%      0.11%     to       0.11%      (3.76)%    to       (2.60)%
 2010                           1.25%     to       2.45%      0.00%     to       0.00%       6.50%     to        7.79%
 2009                           1.25%     to       2.45%      0.01%     to       0.01%      40.67%     to       42.36%
 2008                           1.25%     to       2.45%      0.00%     to       0.00%     (44.88)%    to      (44.44)%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                          UNIT
                                                                       FAIR VALUE
SUB-ACCOUNT                                  UNITS                LOWEST TO HIGHEST #                NET ASSETS
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA
 2011                                         724,077       $9.442914      to      $14.478898          $6,664,682
 2010                                         783,025       10.411249      to       16.261862           7,996,757
 2009                                         820,080        9.075111      to       14.439532           7,342,105
 2008                                         555,493        6.480915      to        6.567771           3,625,000
OPPENHEIMER MAIN STREET FUND(R) /VA
 2011                                         106,383        9.616108      to       14.306888           1,021,065
 2010                                         118,111        9.767795      to       14.700706           1,153,987
 2009                                         107,960        8.539296      to       13.000404             922,344
 2008                                          59,943        6.705097      to        6.755457             403,550
OPPENHEIMER MAIN STREET SMALL- &
 MID-CAP FUND/ VA+
 2011                                         562,694       10.881609      to       16.368904           5,999,393
 2010                                         610,439       11.242391      to       17.227479           6,773,021
 2009                                         641,212        9.213986      to       14.382713           5,861,068
 2008                                         359,086        6.698951      to        6.788641           2,422,359
OPPENHEIMER VALUE FUND/ VA
 2011                                          21,369        8.573920      to        8.977327             190,149
 2010                                          19,823        9.199060      to        9.516918             187,255
 2009                                          15,324        8.211525      to        8.393926             127,745
 2008                                           9,437        6.282392      to        6.345401              59,582
PUTNAM VT DIVERSIFIED INCOME FUND
 2011                                       1,704,081       11.797815      to       16.309098          20,344,537
 2010                                       1,770,887       12.287807      to       17.303702          21,958,810
 2009                                       1,716,065       10.999008      to       15.777861          18,736,189
 2008                                         925,485        7.045284      to        7.140272           6,570,180
PUTNAM VT GLOBAL ASSET ALLOCATION
 FUND
 2011                                          64,051        9.843114      to       10.306896             702,368
 2010                                          55,503       10.129787      to       10.480475             627,010
 2009                                          34,566        9.051288      to        9.253044             316,761
 2008                                          14,863        6.860423      to        6.929740             102,589
PUTNAM VT INTERNATIONAL VALUE FUND
 2011                                          34,887        6.610214      to       11.688567             227,998
 2010                                          10,499        7.567555      to        7.763364              80,957
 2009                                          10,071        7.217723      to        7.338204              73,361
 2008                                           6,938        5.844073      to        5.888359              40,729
PUTNAM VT INTERNATIONAL EQUITY FUND
 2011                                          45,155        6.360315      to        6.673092             295,074
 2010                                          37,709        7.851160      to        8.134685             301,731
 2009                                          38,166        7.316213      to        7.486362             282,525
 2008                                          11,979        6.018823      to        6.082250              72,546
PUTNAM VT INVESTORS FUND
 2011                                          28,450       13.755669      to       13.755669             391,347
PUTNAM VT SMALL CAP VALUE FUND
 2011                                         150,277       10.034835      to       15.726231           2,223,226
 2010                                          27,671       10.665254      to       16.907758             310,558
 2009                                          21,205        8.431222      to        8.571990             179,698
 2008                                          11,497        6.560349      to        6.598994              75,622

                                                                            INVESTMENT
                                               EXPENSE                        INCOME
                                           RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                                    HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-------------------------------------  ------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA
 2011                                   0.85%     to       2.70%      0.86%     to       1.05%     (10.96)%    to       (9.30)%
 2010                                   0.85%     to       2.70%      1.08%     to       1.20%      12.62%     to       14.72%
 2009                                   0.85%     to       2.70%      1.89%     to       1.89%      35.65%     to       38.18%
 2008                                   0.85%     to       2.45%      0.00%     to       0.00%     (38.70)%    to      (38.04)%
OPPENHEIMER MAIN STREET FUND(R) /VA
 2011                                   1.25%     to       2.40%      0.57%     to       0.58%      (2.68)%    to       (1.55)%
 2010                                   1.25%     to       2.40%      0.72%     to       0.86%      13.08%     to       14.39%
 2009                                   1.25%     to       2.40%      1.21%     to       1.21%      24.96%     to       26.41%
 2008                                   1.25%     to       2.15%      0.00%     to       0.00%     (36.40)%    to      (36.02)%
OPPENHEIMER MAIN STREET SMALL- &
 MID-CAP FUND/ VA+
 2011                                   0.85%     to       2.70%      0.38%     to       0.40%      (4.98)%    to       (3.21)%
 2010                                   0.85%     to       2.70%      0.26%     to       0.42%      19.78%     to       22.01%
 2009                                   0.85%     to       2.70%      0.45%     to       0.45%      33.24%     to       35.73%
 2008                                   0.85%     to       2.45%      0.00%     to       0.00%     (36.23)%    to      (35.55)%
OPPENHEIMER VALUE FUND/ VA
 2011                                   1.25%     to       2.45%      0.88%     to       0.91%      (6.80)%    to       (5.67)%
 2010                                   1.25%     to       2.45%      0.84%     to       0.89%      12.03%     to       13.38%
 2009                                   1.25%     to       2.45%      0.34%     to       1.04%      29.37%     to       30.93%
 2008                                   1.25%     to       2.45%        --      to         --      (41.61)%    to      (41.14)%
PUTNAM VT DIVERSIFIED INCOME FUND
 2011                                   0.85%     to       2.70%      9.09%     to       9.70%      (5.75)%    to       (3.99)%
 2010                                   0.85%     to       2.70%     15.21%     to      15.63%       9.67%     to       11.72%
 2009                                   0.85%     to       2.70%      2.13%     to       3.89%      51.22%     to       54.04%
 2008                                   0.85%     to       2.45%        --      to         --      (31.10)%    to      (30.36)%
PUTNAM VT GLOBAL ASSET ALLOCATION
 FUND
 2011                                   1.25%     to       2.45%      3.67%     to       4.35%      (2.83)%    to       (1.66)%
 2010                                   1.25%     to       2.45%      5.42%     to       5.50%      11.92%     to       13.27%
 2009                                   1.25%     to       2.45%      5.82%     to       5.93%      31.94%     to       33.53%
 2008                                   1.25%     to       2.45%        --      to         --      (33.27)%    to      (32.74)%
PUTNAM VT INTERNATIONAL VALUE FUND
 2011                                   1.25%     to       2.30%      1.16%     to       2.55%     (15.75)%    to      (14.85)%
 2010                                   1.25%     to       2.15%      2.15%     to       7.70%       4.85%     to        5.79%
 2009                                   1.25%     to       2.15%        --      to         --       23.51%     to       24.62%
 2008                                   1.25%     to       2.15%        --      to         --      (44.71)%    to      (44.38)%
PUTNAM VT INTERNATIONAL EQUITY FUND
 2011                                   1.25%     to       2.50%      3.01%     to       3.26%     (18.99)%    to      (17.97)%
 2010                                   1.25%     to       2.50%      2.15%     to       3.50%       7.31%     to        8.66%
 2009                                   1.25%     to       2.50%        --      to         --       21.56%     to       23.09%
 2008                                   1.25%     to       2.50%        --      to         --      (42.60)%    to      (42.12)%
PUTNAM VT INVESTORS FUND
 2011                                   0.65%     to       0.65%        --      to         --       (0.61)%    to       (0.61)%
PUTNAM VT SMALL CAP VALUE FUND
 2011                                   1.25%     to       2.40%      0.04%     to       0.55%      (6.99)%    to       (5.91)%
 2010                                   1.25%     to       2.40%      0.28%     to       0.28%      23.00%     to       24.42%
 2009                                   1.25%     to       2.15%      1.14%     to       1.76%      28.73%     to       29.90%
 2008                                   1.25%     to       1.95%        --      to         --      (36.36)%    to      (36.06)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND
 2011                                  55,647       $9.580455      to      $12.590426            $690,523
 2010                                     729       15.402708      to       15.402708              11,236
JPMORGAN INSURANCE TRUST CORE
 BOND PORTFOLIO -- 1
 2011                               6,560,815       12.069936      to       12.172408          87,932,368
 2010                               7,135,061       11.373639      to       11.602833          90,515,342
 2009                               7,636,323       10.542935      to       10.879732          90,092,930
 2008                               5,156,610        9.736334      to       10.505735          56,439,054
 2007                               5,137,377       10.595114      to       10.917888          56,632,634
JPMORGAN INSURANCE TRUST U.S.
 EQUITY PORTFOLIO --1
 2011                                 679,912       12.336241      to       14.231411           8,437,083
 2010                                 755,738       12.741866      to       14.854531           9,668,261
 2009                                 791,608       11.371303      to       13.396659           9,070,657
 2008                                 860,583        8.300173      to        8.621776           7,484,287
 2007                                 866,016       13.007139      to       13.403310          11,746,003
JPMORGAN INSURANCE TRUST
 INTREPID MID CAP PORTFOLIO
 -- 1
 2011                                 666,974       10.169123      to       15.814407           9,039,740
 2010                                 725,896       10.456407      to       16.449289          10,115,535
 2009                                 799,238        8.858494      to       14.096719           9,463,584
 2008                                 850,964        6.611804      to        8.469233           7,534,356
 2007                                 720,740       14.143199      to       14.573924          10,572,932
JPMORGAN INSURANCE TRUST
 EQUITY INDEX PORTFOLIO --1
 2011                               3,129,081       11.449213      to       13.941314          35,349,975
 2010                               3,531,055       11.410038      to       14.040281          39,745,472
 2009                               3,962,721        8.543247      to       12.570344          39,558,492
 2008                               3,976,359        6.841823      to        7.801356          31,843,554
 2007                               3,301,174       12.694071      to       13.080749          42,767,459
JPMORGAN INSURANCE TRUST
 INTREPID GROWTH PORTFOLIO --
 1
 2011                                 315,544       11.420794      to       15.210382           3,633,009
 2010                                 343,848       10.767758      to       11.365424           3,936,629
 2009                                 380,646        9.476105      to        9.922386           3,798,663
 2008                                 385,721        7.208078      to        7.487459           2,910,662
 2007                                 145,198       12.117122      to       12.486286           1,852,340
JPMORGAN INSURANCE TRUST MID
 CAP GROWTH PORTFOLIO -- 1
 2011                                 764,849       10.273998      to       16.246268           9,980,892
 2010                                 840,976       11.084997      to       17.731483          11,817,527
 2009                                 953,831        8.934347      to       14.456538          10,825,577
 2008                                 983,107        6.324547      to        7.876044           7,926,275
 2007                               1,022,858       14.315500      to       14.751510          14,929,094
JPMORGAN INSURANCE TRUST MID
 CAP VALUE PORTFOLIO -- 1
 2011                                 534,703       10.755075      to       16.016848           7,226,664
 2010                                 637,406       10.660006      to       16.058899           8,545,963
 2009                                 684,371        8.743408      to       13.323919           7,538,425
 2008                                 745,447        6.922182      to        8.337009           6,508,780
 2007                                 776,442       13.203462      to       13.605633          10,686,502
PUTNAM VT EQUITY INCOME FUND
 2011                                  31,532       13.527879      to       13.578750             426,630
PIMCO ALL ASSET PORTFOLIO
 2011                                  11,281       10.077613      to       10.091449             113,692

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND
 2011                           0.50%     to       1.00%        --      to         --      (18.26)%    to       (4.20)%
 2010                           0.50%     to       0.50%        --      to         --       20.20%     to       20.20%
JPMORGAN INSURANCE TRUST CORE
 BOND PORTFOLIO -- 1
 2011                           1.25%     to       2.40%      5.34%     to       5.68%       4.91%     to        6.12%
 2010                           1.25%     to       2.40%      3.63%     to       4.13%       6.65%     to        7.88%
 2009                           1.25%     to       2.40%      6.71%     to       6.71%       7.05%     to        8.28%
 2008                           1.25%     to       2.15%      5.70%     to       5.70%      (0.84)%    to       (0.47)%
 2007                           1.35%     to       2.15%      4.28%     to       4.39%       4.05%     to        4.88%
JPMORGAN INSURANCE TRUST U.S.
 EQUITY PORTFOLIO --1
 2011                           1.35%     to       2.40%      1.18%     to       1.19%      (4.19)%    to       (3.18)%
 2010                           1.35%     to       2.40%      0.86%     to       0.91%      10.88%     to       12.05%
 2009                           1.35%     to       2.40%      2.78%     to       2.78%      30.51%     to       31.89%
 2008                           1.35%     to       2.15%      1.12%     to       1.13%     (36.19)%    to      (35.67)%
 2007                           1.35%     to       2.15%      0.98%     to       0.99%       8.10%     to        8.97%
JPMORGAN INSURANCE TRUST
 INTREPID MID CAP PORTFOLIO
 -- 1
 2011                           1.25%     to       2.40%      0.79%     to       0.84%      (3.86)%    to       (2.75)%
 2010                           1.25%     to       2.40%      1.33%     to       1.56%      16.69%     to       18.04%
 2009                           1.25%     to       2.40%      1.67%     to       1.67%      32.45%     to       33.98%
 2008                           1.25%     to       2.15%      0.55%     to       0.55%     (40.12)%    to      (36.24)%
 2007                           1.35%     to       2.15%      0.51%     to       0.53%       0.68%     to        1.49%
JPMORGAN INSURANCE TRUST
 EQUITY INDEX PORTFOLIO --1
 2011                           1.35%     to       2.40%      1.63%     to       1.73%      (0.70)%    to        0.34%
 2010                           1.35%     to       2.40%      2.10%     to       2.21%      11.69%     to       12.87%
 2009                           1.25%     to       2.40%      3.49%     to       3.49%      23.44%     to       24.87%
 2008                           1.25%     to       2.15%      1.97%     to       1.97%     (38.54)%    to      (35.43)%
 2007                           1.35%     to       2.15%      1.31%     to       1.34%       2.86%     to        3.69%
JPMORGAN INSURANCE TRUST
 INTREPID GROWTH PORTFOLIO --
 1
 2011                           1.35%     to       2.40%        --      to       0.99%      (0.56)%    to        0.49%
 2010                           1.35%     to       2.15%      0.91%     to       0.93%      13.63%     to       14.54%
 2009                           1.35%     to       2.15%      0.80%     to       0.81%      31.47%     to       32.52%
 2008                           1.35%     to       2.15%      0.76%     to       0.77%     (40.51)%    to      (40.04)%
 2007                           1.35%     to       2.15%      0.06%     to       0.06%       9.18%     to       10.05%
JPMORGAN INSURANCE TRUST MID
 CAP GROWTH PORTFOLIO -- 1
 2011                           1.25%     to       2.40%        --      to         --       (8.38)%    to       (7.32)%
 2010                           1.25%     to       2.40%        --      to         --       22.65%     to       24.07%
 2009                           1.25%     to       2.40%        --      to         --       39.65%     to       41.27%
 2008                           1.25%     to       2.15%        --      to         --      (44.98)%    to      (41.53)%
 2007                           1.35%     to       2.15%        --      to         --       14.75%     to       15.67%
JPMORGAN INSURANCE TRUST MID
 CAP VALUE PORTFOLIO -- 1
 2011                           1.25%     to       2.40%      1.30%     to       1.33%      (0.26)%    to        0.89%
 2010                           1.25%     to       2.40%      1.13%     to       1.17%      20.53%     to       21.92%
 2009                           1.25%     to       2.40%      2.37%     to       2.37%      24.87%     to       26.31%
 2008                           1.25%     to       2.15%      0.01%     to       1.54%     (36.86)%    to      (34.13)%
 2007                           1.35%     to       2.15%      1.81%     to       1.85%      (1.23)%    to       (0.44)%
PUTNAM VT EQUITY INCOME FUND
 2011                           0.50%     to       0.65%        --      to         --        1.26%     to        1.41%
PIMCO ALL ASSET PORTFOLIO
 2011                           0.50%     to       0.65%      3.87%     to       4.59%       0.78%     to        0.91%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
PIMCO EQS PATHFINDER
 PORTFOLIO
 2011                                  10,173       $9.393438      to       $9.492820             $96,134
JENNISON 20/20 FOCUS
 PORTFOLIO
 2011                                  55,847        1.337415      to       14.171464             150,201
 2010                                  52,103        1.449157      to       15.049554             183,943
 2009                                  82,102        1.361803      to       14.215046             259,027
 2008                                 104,870        0.883954      to        9.158214             212,539
 2007                                  98,975        1.490377      to       15.325556             377,680
JENNISON PORTFOLIO
 2011                                 101,969        0.880678      to        6.802469             196,196
 2010                                 155,499        0.902404      to        6.904393             295,574
 2009                                 184,747        0.828961      to        6.282479             358,668
 2008                                 221,203        0.595194      to        4.468193             292,845
 2007                                 331,747        0.975858      to        7.256419             643,977
PRUDENTIAL VALUE PORTFOLIO
 2011                                  67,140        1.083787      to        1.162753              76,221
 2010                                  73,378        1.176021      to        1.252920              89,904
 2009                                 224,107        1.040455      to        1.120566             237,711
 2008                                 146,144        0.760203      to        0.803702             114,639
 2007                                 182,221        1.352184      to        1.418866             252,927
PRUDENTIAL SERIES
 INTERNATIONAL GROWTH
 PORTFOLIO
 2011                                   4,451        0.821906      to        0.821906               3,658
 2010                                   6,429        0.989198      to        1.038159               6,456
 2009                                   6,449        0.885826      to        0.925036               5,791
 2008                                   6,472        0.661706      to        0.687546               4,335
 2007                                   6,443        1.375730      to        1.408201               8,929
LEGG MASON CLEARBRIDGE
 VARIABLE EQUITY INCOME
 BUILDER PORTFOLIO
 2011                                   6,501        9.164549      to        9.164549              59,573
 2010                                   9,725        8.613643      to        8.613643              83,764
 2009                                  10,830        7.781013      to        7.781013              84,268
 2008                                  12,313        6.420171      to        6.420171              79,048
 2007                                  34,929        9.985693      to       10.019402             349,828
LEGG MASON CLEARBRIDGE
 VARIABLE FUNDAMENTAL ALL CAP
 VALUE PORTFOLIO
 2011                                  85,182        8.292692      to        8.371736             712,907
 2010                                 107,471        8.882732      to        9.050534             972,469
 2009                                 130,364        7.763991      to        7.871215           1,025,780
 2008                                 154,959        6.116948      to        6.170510             955,897
 2007                                 239,472        9.829750      to        9.866295           2,362,308
LEGG MASON WESTERN ASSET
 VARIABLE GLOBAL HIGH YIELD
 BOND PORTFOLIO
 2011                                  30,330        1.835280      to        1.909972              57,558
 2010                                  43,306        1.836238      to        1.904292              82,118
 2009                                  42,808        1.626023      to        1.680391              71,655
 2008                                  58,287        1.063733      to        1.095461              63,689
 2007                                  86,415        1.564895      to        1.605919             138,565
LEGG MASON CLEARBRIDGE
 VARIABLE LARGE CAP VALUE
 PORTFOLIO
 2011                                 232,913        1.269877      to        1.293026             300,983
 2010                                 259,657        1.228844      to        1.249379             324,250
 2009                                 305,067        1.107607      to        1.157459             352,039
 2008                                 357,918        0.906691      to        0.942777             336,664
 2007                                 600,457        1.435434      to        1.485115             890,093

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
PIMCO EQS PATHFINDER
 PORTFOLIO
 2011                           0.30%     to       1.45%      0.04%     to       0.12%      (6.07)%    to       (5.07)%
JENNISON 20/20 FOCUS
 PORTFOLIO
 2011                           1.40%     to       2.15%        --      to         --       (6.54)%    to       (5.83)%
 2010                           1.40%     to       2.00%        --      to         --        5.24%     to        5.87%
 2009                           1.40%     to       2.15%        --      to         --       54.06%     to       55.22%
 2008                           1.40%     to       2.15%        --      to         --      (40.69)%    to      (40.24)%
 2007                           1.40%     to       2.15%      0.12%     to       0.12%       7.78%     to        8.59%
JENNISON PORTFOLIO
 2011                           1.40%     to       2.35%        --      to         --       (2.41)%    to       (1.48)%
 2010                           1.40%     to       2.35%      0.02%     to       0.02%       8.86%     to        9.90%
 2009                           1.40%     to       2.35%      0.28%     to       0.29%      39.28%     to       40.60%
 2008                           1.40%     to       2.35%      0.07%     to       0.07%     (39.01)%    to      (38.42)%
 2007                           1.40%     to       2.35%        --      to         --        8.97%     to       10.01%
PRUDENTIAL VALUE PORTFOLIO
 2011                           1.40%     to       2.10%      0.52%     to       0.52%      (7.84)%    to       (7.20)%
 2010                           1.40%     to       2.10%      0.33%     to       0.33%      11.03%     to       11.81%
 2009                           1.40%     to       2.30%      1.65%     to       1.65%      38.18%     to       39.43%
 2008                           1.40%     to       2.15%      1.39%     to       1.40%     (43.78)%    to      (43.36)%
 2007                           1.40%     to       2.15%      1.01%     to       1.02%       0.64%     to        1.40%
PRUDENTIAL SERIES
 INTERNATIONAL GROWTH
 PORTFOLIO
 2011                           1.90%     to       1.90%      0.45%     to       0.45%     (16.91)%    to      (16.91)%
 2010                           1.40%     to       1.90%      1.18%     to       1.18%      11.67%     to       12.23%
 2009                           1.40%     to       1.90%      1.29%     to       1.30%      33.87%     to       34.54%
 2008                           1.40%     to       1.90%      1.31%     to       1.84%     (51.42)%    to      (51.18)%
 2007                           1.40%     to       1.75%      0.38%     to       0.38%      17.06%     to       17.47%
LEGG MASON CLEARBRIDGE
 VARIABLE EQUITY INCOME
 BUILDER PORTFOLIO
 2011                           1.40%     to       1.40%      2.75%     to       2.75%       6.40%     to        6.40%
 2010                           1.40%     to       1.40%      3.86%     to       3.86%      10.70%     to       10.70%
 2009                           1.40%     to       1.40%      3.33%     to       3.33%      21.20%     to       21.20%
 2008                           1.40%     to       1.40%      0.68%     to       0.68%     (35.92)%    to      (35.92)%
 2007                           1.40%     to       1.90%      0.79%     to       1.36%       0.21%     to        0.55%
LEGG MASON CLEARBRIDGE
 VARIABLE FUNDAMENTAL ALL CAP
 VALUE PORTFOLIO
 2011                           1.40%     to       1.60%      1.25%     to       1.37%      (7.68)%    to       (7.50)%
 2010                           1.40%     to       1.90%      0.19%     to       1.65%      14.41%     to       14.98%
 2009                           1.40%     to       1.90%      1.33%     to       1.33%      26.93%     to       27.56%
 2008                           1.40%     to       1.90%      1.26%     to       1.43%     (37.77)%    to      (37.46)%
 2007                           1.40%     to       1.90%      1.00%     to       1.24%      (4.65)%    to       (4.33)%
LEGG MASON WESTERN ASSET
 VARIABLE GLOBAL HIGH YIELD
 BOND PORTFOLIO
 2011                           1.40%     to       1.75%      6.10%     to       7.94%      (0.05)%    to        0.30%
 2010                           1.40%     to       1.75%      8.95%     to       9.01%      12.93%     to       13.32%
 2009                           1.40%     to       1.75%      9.34%     to      10.84%      52.86%     to       53.40%
 2008                           1.40%     to       1.75%      7.68%     to      11.09%     (32.03)%    to      (31.79)%
 2007                           1.40%     to       1.75%      5.52%     to       7.21%      (1.80)%    to       (1.46)%
LEGG MASON CLEARBRIDGE
 VARIABLE LARGE CAP VALUE
 PORTFOLIO
 2011                           1.40%     to       1.55%      2.16%     to       2.27%       3.34%     to        3.49%
 2010                           1.40%     to       1.55%      2.85%     to       2.93%       7.78%     to        7.94%
 2009                           1.40%     to       1.90%      1.86%     to       1.93%      22.16%     to       22.77%
 2008                           1.40%     to       1.90%      1.00%     to       1.06%     (36.84)%    to      (36.52)%
 2007                           1.40%     to       1.90%      1.18%     to       1.27%       1.95%     to        2.46%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I.
 GROWTH AND INCOME FUND
 2011                                 148,159       $9.714248      to      $13.754203          $1,504,906
 2010                                 157,652       10.023866      to       14.428775           1,685,931
 2009                                 144,345        9.010887      to       13.186444           1,404,925
 2008                                 100,990        7.322402      to       10.893737             834,319
 2007                                  23,224       16.476878      to       17.229559             391,502
INVESCO VAN KAMPEN V.I.
 COMSTOCK FUND
 2011                                  26,511       13.295328      to       14.475731             366,784
 2010                                  27,217       13.925507      to       14.988434             391,939
 2009                                  28,562       12.341037      to       13.131153             362,147
 2008                                  29,627        9.854026      to       10.365093             298,231
 2007                                  32,060       15.738155      to       16.364834             512,627
INVESCO VAN KAMPEN V.I.
 CAPITAL GROWTH FUND+
 2011                               1,209,192        9.121149      to        9.222875          11,104,509
WELLS FARGO ADVANTAGE VT
 INDEX ASSET ALLOCATION FUND
 2011                                  10,126        1.248140      to        1.248140              12,638
 2010                               1,638,774        1.194023      to        1.194023           1,908,954
 2009                                  19,321        1.073635      to        1.073635              19,724
 2008                                  18,353        0.947268      to        0.947268              16,754
 2007                                  17,148        1.361298      to        1.361298              24,787
WELLS FARGO ADVANTAGE VT
 TOTAL RETURN BOND FUND
 2011                                   6,897        1.566088      to        1.566088              10,802
 2010                                   6,897        1.465421      to        1.465421              10,108
 2009                                   6,897        1.387455      to        1.387455               9,569
 2008                                   6,897        1.255427      to        1.255427               8,659
 2007                                   6,897        1.242914      to        1.242914               8,573
WELLS FARGO ADVANTAGE VT
 INTRINSIC VALUE FUND
 2011                                  23,840        1.062802      to        1.116024              25,865
 2010                                  25,517        1.106480      to        1.156101              28,778
 2009                                  17,127        0.990225      to        1.029466              17,277
 2008                                  19,588        0.863150      to        0.892888              17,249
 2007                                  22,151        1.384045      to        1.424572              31,239
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL EQUITY FUND
 2011                               1,533,104        0.828268      to        1.487983           1,536,435
 2010                               1,638,774        0.973781      to        1.729386           1,908,954
 2009                                  19,321        0.962713      to        0.962713              19,724
 2008                                  18,353        0.870506      to        0.870506              16,754
 2007                                  17,148        1.567025      to        1.567025              24,787
WELLS FARGO ADVANTAGE VT
 SMALL CAP GROWTH FUND
 2011                                 147,013       11.867818      to       12.085448           1,686,200
 2010                                 153,497       12.720756      to       12.793044           1,871,368
 2009                                   8,153        1.322620      to        1.356932              10,873
 2008                                   7,325        0.882620      to        0.902819               6,505
 2007                                   6,624        1.534932      to        1.552301              10,207
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
 2011                                     259       15.468782      to       15.468782               3,999
 2010                                     222       15.612951      to       15.612951               3,469
 2009                                     223       11.675368      to       11.675368               2,609
 2008                                     225        8.434447      to        8.434447               1,898

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I.
 GROWTH AND INCOME FUND
 2011                           0.85%     to       2.50%      1.02%     to       1.03%      (4.68)%    to       (3.09)%
 2010                           0.85%     to       2.50%      0.10%     to       0.10%       9.42%     to       11.24%
 2009                           0.85%     to       2.50%      3.63%     to       3.72%      21.05%     to       23.06%
 2008                           0.85%     to       2.50%      1.86%     to       1.86%     (33.89)%    to      (30.20)%
 2007                           1.35%     to       2.50%      0.27%     to       1.03%      (0.01)%    to        1.15%
INVESCO VAN KAMPEN V.I.
 COMSTOCK FUND
 2011                           1.35%     to       2.50%      1.33%     to       1.35%      (4.53)%    to       (3.42)%
 2010                           1.35%     to       2.50%      0.13%     to       0.13%      12.84%     to       14.14%
 2009                           1.35%     to       2.50%      4.32%     to       4.33%      25.24%     to       26.69%
 2008                           1.35%     to       2.50%      2.28%     to       2.31%     (37.39)%    to      (36.66)%
 2007                           1.35%     to       2.50%      0.44%     to       0.83%      (4.74)%    to       (3.64)%
INVESCO VAN KAMPEN V.I.
 CAPITAL GROWTH FUND+
 2011                           1.35%     to       2.75%        --      to         --       (8.79)%    to       (7.77)%
WELLS FARGO ADVANTAGE VT
 INDEX ASSET ALLOCATION FUND
 2011                           1.85%     to       1.85%      3.15%     to       3.15%       4.53%     to        4.53%
 2010                           1.85%     to       1.85%      1.79%     to       1.79%      11.21%     to       11.21%
 2009                           1.85%     to       1.85%      2.06%     to       2.06%      13.34%     to       13.34%
 2008                           1.85%     to       1.85%      2.46%     to       2.46%     (30.41)%    to      (30.41)%
 2007                           1.85%     to       1.85%      2.25%     to       2.25%       5.62%     to        5.62%
WELLS FARGO ADVANTAGE VT
 TOTAL RETURN BOND FUND
 2011                           1.35%     to       1.35%      2.67%     to       2.67%       6.87%     to        6.87%
 2010                           1.35%     to       1.35%      3.38%     to       3.38%       5.62%     to        5.62%
 2009                           1.35%     to       1.35%      4.51%     to       4.51%      10.52%     to       10.52%
 2008                           1.35%     to       1.35%      4.78%     to       4.78%       1.01%     to        1.01%
 2007                           1.35%     to       1.35%      4.57%     to       4.57%       4.77%     to        4.77%
WELLS FARGO ADVANTAGE VT
 INTRINSIC VALUE FUND
 2011                           1.35%     to       1.85%      0.54%     to       0.54%      (3.95)%    to       (3.47)%
 2010                           1.35%     to       1.85%      0.86%     to       0.86%      11.74%     to       12.30%
 2009                           1.35%     to       1.85%      2.03%     to       2.03%      14.72%     to       15.30%
 2008                           1.35%     to       1.85%      1.91%     to       1.94%     (37.64)%    to      (37.32)%
 2007                           1.35%     to       1.85%      1.50%     to       1.52%       0.92%     to        1.42%
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL EQUITY FUND
 2011                           1.35%     to       2.50%      0.65%     to       0.67%     (14.94)%    to      (13.96)%
 2010                           1.85%     to       1.85%        --      to         --       13.37%     to       13.90%
 2009                           1.85%     to       1.85%      3.15%     to       3.15%      10.59%     to       10.59%
 2008                           1.85%     to       1.85%      1.98%     to       1.98%     (44.45)%    to      (44.45)%
 2007                           1.85%     to       1.85%      0.01%     to       0.01%      10.60%     to       10.60%
WELLS FARGO ADVANTAGE VT
 SMALL CAP GROWTH FUND
 2011                           1.25%     to       2.50%        --      to         --       (6.71)%    to       (5.53)%
 2010                           1.25%     to       2.50%        --      to         --       27.21%     to       27.93%
 2009                           1.55%     to       1.85%        --      to         --       49.85%     to       50.30%
 2008                           1.55%     to       1.85%        --      to         --      (42.50)%    to      (42.33)%
 2007                           1.65%     to       1.85%        --      to         --       11.73%     to       11.95%
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
 2011                           1.35%     to       1.35%        --      to         --       (0.92)%    to       (0.92)%
 2010                           1.35%     to       1.35%        --      to         --       33.73%     to       33.73%
 2009                           1.35%     to       1.35%        --      to         --       38.43%     to       38.43%
 2008                           1.35%     to       1.35%        --      to         --      (45.10)%    to      (45.10)%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 SMALL CAP VALUE FUND
 2011                               1,219,642      $10.975750      to      $11.332506         $13,567,829
 2010                               1,402,515       12.132226      to       12.253941          17,086,708
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND+
 2011                                 874,327       10.435015      to       10.513961           9,158,329

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 SMALL CAP VALUE FUND
 2011                           0.50%     to       2.70%      0.90%     to       1.08%      (9.53)%    to       (7.52)%
 2010                           0.50%     to       2.70%        --      to         --       21.32%     to       22.54%
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND+
 2011                           0.50%     to       2.70%        --      to         --        4.35%     to        5.14%

* This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns. Prior to January 1, 2011, the expense ratios presented within the financial highlights table reflected non-annualized expense rates. For the current and prior periods presented above, these rates have been annualized to reflect the charges that would have been incurred over the entire fiscal year.

** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub- Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.

*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

# Rounded unit values. Where only one unit value exists, it is presented in both the lowest and highest columns.

+ See Note 1 for additional information related to this Sub-Account.

     A summary of expense charges is provided in Note 3.

RIDERS:

     The Sponsor Company will make certain deductions (as a percentage of average daily Sub-Account value) for various rider charges:

          MAV/EPB Death Benefit Charge maximum of .30%

          MAV Plus (same as MAV/EPB) maximum of .30%

          The Hartford's Principal First Charge maximum of .75%

          The Hartford's Principal First Preferred Charge maximum of .20%

          MAV 70 Death Benefit Charge maximum of .20%

          Optional Death Benefit Charge maximum of .15%

          Earnings Protection Benefit Charge maximum of .20%

          Return of Premium Death Benefit maximum of .75%

     These charges can be assessed as a reduction in unit values or a redemption of units as specified in the product prospectus.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and subsidiaries (the "Company") as of December 31, 2011 and 2010, and the related consolidated statements of operations, changes in equity, comprehensive income (loss), and cash flows for each of the three years in the period ended December 31, 2011. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Harford Life Insurance Company and subsidiaries as of December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 4 of the consolidated financial statements, the Company changed its method of accounting and reporting for variable interest entities and embedded credit derivatives as required by accounting guidance adopted in 2010 and for other-than-temporary impairments as required by accounting guidance adopted in 2009.

DELOITTE & TOUCHE LLP
Hartford, Connecticut
February 24, 2012, except for Note 21, as to which the date is April 23, 2012

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF OPERATIONS

                                                    FOR THE YEARS ENDED
                                                       DECEMBER 31,
                                            2011           2010           2009
                                                       (IN MILLIONS)
--------------------------------------------------------------------------------------
REVENUES
 Fee income and other                       $3,802         $3,806          $3,723
 Earned premiums                               234            260             377
 Net investment income (loss)
  Securities available-for-sale and
   other                                     2,580          2,621           2,505
  Equity securities, trading                   (14)           238             343
                                          --------       --------       ---------
 Total net investment income                 2,566          2,859           2,848
 Net realized capital gains (losses):
  Total other-than-temporary impairment
   ("OTTI") losses                            (196)          (712)         (1,722)
  OTTI losses recognized in other
   comprehensive income                         71            376             530
                                          --------       --------       ---------
  Net OTTI losses recognized in earnings      (125)          (336)         (1,192)
  Net realized capital gains (losses),
   excluding net OTTI losses recognized
   in earnings                                 126           (608)            316
                                          --------       --------       ---------
   Total net realized capital gains
    (losses)                                     1           (944)           (876)
                                          --------       --------       ---------
                          TOTAL REVENUES     6,603          5,981           6,072
                                          --------       --------       ---------
BENEFITS, LOSSES AND EXPENSES
 Benefits, loss and loss adjustment
  expenses                                   3,107          2,948           3,716
 Benefits, loss and loss adjustment
  expenses -- returns credited on
  international unit-linked bonds and
  pension products                             (14)           238             343
 Amortization of deferred policy
  acquisition costs and present value of
  future profits                               616            215           3,716
 Insurance operating costs and other
  expenses                                   2,896          1,610           1,826
 Dividends to policyholders                     17             21              12
                                          --------       --------       ---------
     TOTAL BENEFITS, LOSSES AND EXPENSES     6,622          5,032           9,613
                                          --------       --------       ---------
INCOME (LOSS) FROM CONTINUING OPERATIONS
                     BEFORE INCOME TAXES       (19)           949          (3,541)
 Income tax expense (benefit)                 (263)           228          (1,399)
                                          --------       --------       ---------
           INCOME (LOSS) FROM CONTINUING
                  OPERATIONS, NET OF TAX       244            721          (2,142)
 Income (loss) from discontinued
  operations, net of tax                        --             31              (5)
                                          --------       --------       ---------
                       NET INCOME (LOSS)       244            752          (2,147)
   Net income attributable to the
    noncontrolling interest                     --              8              10
                                          --------       --------       ---------
       NET INCOME (LOSS) ATTRIBUTABLE TO
         HARTFORD LIFE INSURANCE COMPANY      $244           $744         $(2,157)
                                          --------       --------       ---------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

                                                                  FOR THE YEARS ENDED
                                                                      DECEMBER 31,
                                                 2011                     2010                     2009
                                                                     (IN MILLIONS)
--------------------------------------------------------------------------------------------------------------
COMPREHENSIVE INCOME (LOSS)
 Net income (loss)                                 $244                     $744                  $(2,157)
                                               --------                 --------                 --------
Other comprehensive income (loss) (1)
  Change in net unrealized gain/loss on
   securities (2)                                 1,100                    1,298                    3,229
  Change in net gain/loss on cash-flow
   hedging instruments                              103                      117                     (292)
  Change in foreign currency translation
   adjustments                                       (2)                     (18)                     115
                                               --------                 --------                 --------
  Total other comprehensive income                1,201                    1,397                    3,052
                                               --------                 --------                 --------
              TOTAL COMPREHENSIVE INCOME         $1,445                   $2,141                     $895
                                               --------                 --------                 --------

(1) Net change in unrealized capital gain on securities is reflected net of tax benefit and other items of $713, $(699) and $(1,739) for the years ended December 31, 2011, 2010 and 2009, respectively. Net gain (loss) on cash flow hedging instruments is net of tax provision (benefit) of $(55), $(63) and $157 for the years ended December 31, 2011, 2010 and 2009, respectively. There is no tax effect on cumulative translation adjustments.

(2) There were reclassification adjustments for after-tax gains (losses) realized in net income of $52, $(121) and $(1,076) for the years ended December 31, 2011, 2010 and 2009, respectively.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                              AS OF DECEMBER 31,
                                             2011             2010
                                             (IN MILLIONS, EXCEPT
                                                FOR SHARE DATA)
--------------------------------------------------------------------------
ASSETS
 Investments:
 Fixed maturities, available-for-sale,
  at fair value (amortized cost of
  $46,236 and $45,323) (includes
  variable interest entity assets, at
  fair value, of $153 and $406)              $47,778          $44,834
 Fixed maturities, at fair value using
  the fair value option (includes
  variable interest entity assets, at
  fair value, of $338 and $323)                1,317              639
 Equity securities, trading, at fair
  value (cost of $1,860 and $2,061)            1,967            2,279
 Equity securities, available for sale,
  at fair value (cost of $443 and $320)          398              340
 Mortgage loans (net of allowances for
  loan losses of $23 and $62)                  4,182            3,244
 Policy loans, at outstanding balance          1,952            2,128
 Limited partnership and other
  alternative investments (includes
  variable interest entity assets of $7
  and $14)                                     1,376              838
 Other investments                             1,974            1,461
 Short-term investments                        3,882            3,489
                                          ----------       ----------
                       TOTAL INVESTMENTS      64,826           59,252
                                          ----------       ----------
 Cash                                          1,183              531
 Premiums receivable and agents'
  balances                                        64               67
 Reinsurance recoverables                      5,006            3,924
 Deferred policy acquisition costs and
  present value of future profits              4,598            4,949
 Deferred income taxes, net                    1,606            2,138
 Goodwill                                        470              470
 Other assets                                    925              692
 Separate account assets                     143,859          159,729
                                          ----------       ----------
                            TOTAL ASSETS    $222,537         $231,752
                                          ----------       ----------
LIABILITIES
 Reserve for future policy benefits and
  unpaid losses and loss adjustment
  expenses                                    11,831         $11, 385
 Other policyholder funds and benefits
  payable                                     45,016           43,395
 Other policyholder funds and benefits
  payable -- international unit-linked
  bonds and pension products                   1,929            2,252
 Consumer notes                                  314              382
 Other liabilities (includes variable
  interest entity liabilities of $477
  and $422)                                    9,927            6,398
 Separate account liabilities                143,859          159,729
                                          ----------       ----------
                       TOTAL LIABILITIES    $212,876         $223,541
                                          ----------       ----------
COMMITMENTS AND CONTINGENCIES (NOTE 10)
STOCKHOLDER'S EQUITY
 Common stock -- 1,000 shares
  authorized, issued and outstanding,
  par value $5,690                                 6                6
 Additional paid-in capital                    8,271            8,265
 Accumulated other comprehensive income
  (loss), net of tax                             829             (372)
 Retained earnings                               555              312
                                          ----------       ----------
              TOTAL STOCKHOLDER'S EQUITY       9,661            8,211
                                          ----------       ----------
     TOTAL LIABILITIES AND STOCKHOLDER'S
                                  EQUITY    $222,537         $231,752
                                          ----------       ----------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY

                                                                                         ACCUMULATED
                                                                                            OTHER
                                            COMMON               ADDITIONAL             COMPREHENSIVE
                                            STOCK             PAID-IN CAPITAL           INCOME (LOSS)
                                                                    (IN MILLIONS)
-------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2010                    $ 6                  $ 8,265                   $ (372)
Capital contributions from parent              --                        6                       --
Dividends declared                             --                       --                       --
Net income                                     --                       --                       --
Total other comprehensive income               --                       --                    1,201
                                             ----                 --------                 --------
             BALANCE DECEMBER 31, 2011         $6                   $8,271                     $829
                                             ----                 --------                 --------
BALANCE, DECEMBER 31, 2009                    $ 6                  $ 8,457                 $ (1,941)
Cumulative effect of accounting
 changes, net of DAC and tax                   --                       --                      172
Capital contributions from parent              --                     (192)                      --
Dividends declared                             --                       --                       --
Change in noncontrolling interest
 ownership                                     --                       --                       --
Net income                                     --                       --                       --
Total other comprehensive income               --                       --                    1,397
                                             ----                 --------                 --------
             BALANCE DECEMBER 31, 2010         $6                   $8,265                    $(372)
                                             ----                 --------                 --------
BALANCE, DECEMBER 31, 2008                    $ 6                  $ 6,157                 $ (4,531)
Cumulative effect of accounting
 changes, net of DAC and tax                   --                       --                     (462)
Capital contributions from parent (1)          --                    2,300                       --
Dividends declared                             --                       --                       --
Change in noncontrolling interest
 ownership                                     --                       --                       --
Net loss                                       --                       --                       --
Total other comprehensive income               --                       --                    3,052
                                             ----                 --------                 --------
             BALANCE DECEMBER 31, 2009         $6                   $8,457                  $(1,941)
                                             ----                 --------                 --------


                                             RETAINED                  NON-                   TOTAL
                                             EARNINGS              CONTROLLING            STOCKHOLDER'S
                                            (DEFICIT)                INTEREST                 EQUITY
                                                                  (IN MILLIONS)
--------------------------------------  ------------------------------------------------------------------
BALANCE, DECEMBER 31, 2010                      $ 312                   $ --                  $ 8,211
Capital contributions from parent                  --                     --                        6
Dividends declared                                 (1)                    --                       (1)
Net income                                        244                     --                      244
Total other comprehensive income                   --                     --                    1,201
                                             --------                 ------                 --------
             BALANCE DECEMBER 31, 2011           $555                   $ --                   $9,661
                                             --------                 ------                 --------
BALANCE, DECEMBER 31, 2009                     $ (287)                  $ 61                  $ 6,296
Cumulative effect of accounting
 changes, net of DAC and tax                     (146)                    --                       26
Capital contributions from parent                  --                     --                     (192)
Dividends declared                                  1                     --                        1
Change in noncontrolling interest
 ownership                                         --                    (69)                     (69)
Net income                                        744                      8                      752
Total other comprehensive income                   --                     --                    1,397
                                             --------                 ------                 --------
             BALANCE DECEMBER 31, 2010           $312                   $ --                   $8,211
                                             --------                 ------                 --------
BALANCE, DECEMBER 31, 2008                    $ 1,446                  $ 165                  $ 3,243
Cumulative effect of accounting
 changes, net of DAC and tax                      462                     --                       --
Capital contributions from parent (1)              --                     --                    2,300
Dividends declared                                (38)                    --                      (38)
Change in noncontrolling interest
 ownership                                         --                   (114)                    (114)
Net loss                                       (2,157)                    10                   (2,147)
Total other comprehensive income                   --                     --                    3,052
                                             --------                 ------                 --------
             BALANCE DECEMBER 31, 2009          $(287)                   $61                   $6,296
                                             --------                 ------                 --------

(1) For the year ended December 31, 2009, the Company received $2.1 billion in capital contributions from its parent and returned capital of $700 to its parent. The Company received noncash capital contributions of $887 as a result of valuations associated with the October 1, 2009 reinsurance transaction with an affiliated captive reinsurer. Refer to Note 16 of the Notes to Consolidated Financial Statements.

                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2011           2010           2009
                                                 (IN MILLIONS)
--------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Net income (loss)                       $244           $752        $(2,147)
 Adjustments to reconcile net
  income(loss) to net cash provided
  by operating activities
 Amortization of deferred policy
  acquisition costs and present
  value of future profits                 616            232          3,727
 Additions to deferred policy
  acquisition costs and present
  value of future profits                (533)          (521)          (674)
 Change in:
 Reserve for future policy benefits
  and unpaid losses and loss
  adjustment expenses                     252             13            574
 Reinsurance recoverables                  57             26             66
 Receivables and other assets               9           (112)           (20)
 Payables and accruals                  2,402            295            420
 Accrued and deferred income taxes       (115)           (90)          (797)
 Net realized capital losses                1            882            877
 Net receipts (disbursements) from
  investment contracts related to
  policyholder funds --
  international unit-linked bonds
  and pension products                   (323)          (167)           804
 Net (increase) decrease in equity
  securities, trading                     312            164           (809)
 Depreciation and amortization            194            207            173
 Other, net                              (108)           201            328
                                     --------       --------       --------
     NET CASH PROVIDED BY OPERATING
                         ACTIVITIES    $3,008         $1,882         $2,522
                                     --------       --------       --------
INVESTING ACTIVITIES
 Proceeds from the
  sale/maturity/prepayment of:
 Fixed maturities and short-term
  investments, available-for-sale     $19,203        $28,581        $37,224
 Fixed maturities, fair value
  option                                   37             20             --
 Equity securities,
  available-for-sale                      147            171            162
 Mortgage loans                           332          1,288            413
 Partnerships                             128            151            173
 Payments for the purchase of:
 Fixed maturities and short-term
  investments, available-for-sale     (20,517)       (28,871)       (35,519)
 Fixed maturities, fair value
  option                                 (661)           (74)            --
 Equity securities,
  available-for-sale                     (230)          (122)           (61)
 Mortgage loans                        (1,246)          (189)          (197)
 Partnerships                            (436)          (172)          (121)
 Proceeds from business sold               --            241             --
 Derivatives payments (sales), net        938           (644)          (520)
 Change in policy loans, net              176             (8)            34
 Change in payables for collateral
  under securities lending, net            --            (46)        (1,805)
 Change in all other, net                   1           (117)            25
                                     --------       --------       --------
    NET CASH PROVIDED BY (USED FOR)
               INVESTING ACTIVITIES   $(2,128)          $209          $(192)
                                     --------       --------       --------
FINANCING ACTIVITIES
 Deposits and other additions to
  investment and universal
  life-type contracts                 $12,124        $15,405        $13,398
 Withdrawals and other deductions
  from investment and universal
  life-type contracts                 (22,720)       (25,030)       (23,487)
 Net transfers from (to) separate
  accounts related to investment
  and universal life-type contracts    10,439          8,211          6,805
 Net repayments at maturity or
  settlement of consumer notes            (68)          (754)           (74)
 Issuance of structured financing          --             --           (189)
 Capital contributions (1),(2)             --           (195)         1,397
 Dividends paid (1)                        --             --            (33)
                                     --------       --------       --------
        NET CASH USED FOR FINANCING
                         ACTIVITIES     $(225)       $(2,363)       $(2,183)
                                     --------       --------       --------
 Foreign exchange rate effect on
  cash                                     (3)            10            (15)
 Net increase (decrease) in cash          652           (262)           132
 Cash -- beginning of year                531            793            661
                                     --------       --------       --------
 CASH -- END OF YEAR                   $1,183           $531           $793
                                     --------       --------       --------
SUPPLEMENTAL DISCLOSURE OF CASH
 FLOW INFORMATION:
 Net cash paid (received) during
  the year for income taxes             $(105)          $354          $(282)

SUPPLEMENTAL SCHEDULE OF NONCASH OPERATING AND FINANCING ACTIVITIES:

(1) The Company made noncash dividends of $5 in 2009 related to the assumed reinsurance agreements with Hartford Life Insurance K.K.

(2) The Company received noncash capital contributions of $887 as a result of valuations associated with an October 1, 2009 reinsurance transaction with an affiliated captive reinsurer. Refer to Note 16 of the Notes to Consolidated Financial Statements for further discussion of this transaction.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

--------------------------------------------------------------------------------

1. BASIS OF PRESENTATION AND ACCOUNTING POLICIES

BASIS OF PRESENTATION

Hartford Life Insurance Company (together with its subsidiaries, "HLIC", "Company", "we" or "our") is a provider of insurance and investment products in the United States ("U.S.") and is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"). The Hartford Financial Services Group, Inc. ("The Hartford") is the ultimate parent of the Company.

The Consolidated Financial Statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("U.S. GAAP"), which differ materially from the accounting practices prescribed by various insurance regulatory authorities.

CONSOLIDATION

The Consolidated Financial Statements include the accounts of HLIC, companies in which the Company directly or indirectly has a controlling financial interest and those variable interest entities ("VIEs") in which the Company is required to consolidate. Entities in which HLIC has significant influence over the operating and financing decisions but are not required to consolidate are reported using the equity method. For further discussions on VIEs, see Note 4 of the Notes to Consolidated Financial Statements. Material intercompany transactions and balances between HLIC and its subsidiaries have been eliminated.

DISCONTINUED OPERATIONS

The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

The Company is presenting the operations of certain businesses that meet the criteria for reporting as discontinued operations. Amounts for prior periods have been retrospectively reclassified. See Note 19 of the Notes to Consolidated Financial Statements for information on the specific subsidiaries and related impacts.

USE OF ESTIMATES

The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining estimated gross profits used in the valuation and amortization of assets and liabilities associated with variable annuity and other universal life-type contracts; evaluation of other-than-temporary impairments on available-for-sale securities and valuation allowances on investments; living benefits required to be fair valued; goodwill impairment; valuation of investments and derivative instruments; valuation allowance on deferred tax assets; and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the Consolidated Financial Statements.

MUTUAL FUNDS

The Company maintains a retail mutual fund operation whereby the Company, through wholly-owned subsidiaries, provides investment management and administrative services to The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (collectively, "mutual funds"), consisting of 57 non-proprietary mutual funds, as of December 31, 2011. The Company charges fees to these mutual funds, which are recorded as revenue by the Company. These mutual funds are registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940. The mutual funds are owned by the shareholders of those funds and not by the Company. In the fourth quarter of 2011, the Company entered into a preferred partnership agreement with Wellington Management Company, LLP ("Wellington Management") and announced that Wellington Management will serve as the sole sub-advisor for The Hartford's non-proprietary mutual funds, including equity and fixed income funds, pending a fund-by-fund review by The Hartford's mutual funds board of directors. As of December 31, 2011, Wellington Management served as the sub-advisor for 29 of The Hartford's non-proprietary mutual funds and has been the primary manager for the Company's equity funds.

The mutual funds are owned by the shareholders of those funds and not by the Company. As such, the mutual fund assets and liabilities and related investment returns are not reflected in the Company's Consolidated Financial Statements since they are not assets, liabilities and operations of the Company.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

ACCOUNTING FOR COSTS ASSOCIATED WITH ACQUIRING OR RENEWING INSURANCE CONTRACTS

In October 2010, the FASB issued a standard clarifying the definition of acquisition costs that are eligible for deferral. Acquisition costs are to include only those costs that are directly related to the successful acquisition or renewal of insurance contracts; incremental direct costs of contract acquisition that are incurred in transactions with either independent third parties or employees; and advertising costs meeting the capitalization criteria for direct-response advertising.

This standard will be effective for fiscal years beginning after December 15, 2011, and interim periods within those years. This standard may be applied prospectively upon the date of adoption, with retrospective application permitted, but not required. Early adoption as of the beginning of a fiscal year is permitted.

The Company elected to adopt this standard retrospectively on January 1, 2012, resulting in a write down of the Company's deferred acquisition costs relating to those costs which no longer meet the revised standard as summarized above. The Company estimates the cumulative effect of the retrospective adoption of this standard, when reflected in future financial statements, will reduce stockholders' equity as of December 31, 2011 by approximately $750, after-tax and decrease 2011 net income by approximately $15. Excluding the effects of DAC Unlock and amortization related to realized gains and losses, the estimated effect would be a decrease to 2011 net income of approximately $50. Future income statement impacts will reflect higher non-deferrable expenses and lower amortization due to the lower DAC balance, before the effect of any DAC Unlock and amortization related to realized gains and losses.

SIGNIFICANT ACCOUNTING POLICIES

The Company's significant accounting policies are described below or are referenced below to the applicable Note where the description is included.

                                                                       NOTE
--------------------------------------------------------------------------------
ACCOUNTING POLICY
Fair Value Measurements                                                   3
Investments and Derivative Instruments                                    4
Reinsurance                                                               5
Deferred Policy Acquisition Costs and Present Value of Future
 Profits                                                                  6
Goodwill and Other Intangible Assets                                      7
Separate Accounts, Death Benefits and Other Insurance Benefit
 Features                                                                 8
Sales Inducements                                                         9
Commitments and Contingencies                                            10
Income Taxes                                                             11

REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. For the Company's traditional life and group disability products premiums are recognized as revenue when due from policyholders.

DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are paid to certain life insurance policyholders. Policies that receive dividends are referred to as participating policies. Such dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

Participating policies were 2%, 3% and 3% of the total life insurance policies as of December 31, 2011, 2010, and 2009, respectively. Dividends to policyholders were $17, $21 and $12 for the years ended December 31, 2011, 2010, and 2009, respectively. There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholder's, the policyholder's share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and a credit to a liability.

CASH

Cash represents cash on hand and demand deposits with banks or other financial institutions.

OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE

The Company has classified its fixed and variable annuities, 401(k), certain governmental annuities, private placement life insurance ("PPLI"), variable universal life insurance, universal life insurance and interest sensitive whole life insurance as universal life-type contracts. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date (commonly referred to as the account value), including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract.

The Company has classified its institutional and governmental products, without life contingencies, including funding agreements, certain structured settlements and guaranteed investment contracts, as investment contracts. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals and amounts assessed through the financial statement date. Contract holder funds include funding agreements held by Variable Interest Entities issuing medium-term notes.

RESERVE FOR FUTURE POLICY BENEFITS AND UNPAID LOSSES AND LOSS ADJUSTMENT

Liabilities for the Company's group life and disability contracts as well its individual term life insurance policies include amounts for unpaid losses and future policy benefits. Liabilities for unpaid losses include estimates of amounts to fully settle known reported claims as well as claims related to insured events that the Company estimates have been incurred but have not yet been reported. Liabilities for future policy benefits are calculated by the net level premium method using interest, withdrawal and mortality assumptions appropriate at the time the policies were issued. The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries. For the tabular reserves, discount rates are based on the Company's earned investment yield and the morbidity/mortality tables used are standard industry tables modified to reflect the Company's actual experience when appropriate. In particular, for the Company's group disability known claim reserves, the morbidity table for the early durations of claim is based exclusively on the Company's experience, incorporating factors such as gender, elimination period and diagnosis. These reserves are computed such that they are expected to meet the Company's future policy obligations. Future policy benefits are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's death. Changes in or deviations from the assumptions used for mortality, morbidity, expected future premiums and interest can significantly affect the Company's reserve levels and related future operations and, as such, provisions for adverse deviation are built into the long-tailed liability assumptions.

Certain contracts classified as universal life-type may also include additional death or other insurance benefit features, such as guaranteed minimum death benefits offered with variable annuity contracts and no lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the benefits in excess of the projected account value in proportion to the present value of total expected assessments. Excess benefits are accrued as a liability as actual assessments are recorded. Determination of the expected value of excess benefits and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrender rates and mortality experience. Revisions to assumptions are made consistent with the Company's process for a DAC unlock. For further information, see MD&A, Critical Accounting Estimates, Life Deferred Policy Acquisition Costs and Present Value of Future Benefits.

FOREIGN CURRENCY TRANSLATION

Foreign currency translation gains and losses are reflected in stockholders' equity as a component of accumulated other comprehensive income. The Company's foreign subsidiaries' balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. The national currencies of the international operations are generally their functional currencies.

2. SEGMENT INFORMATION

The Company has five reporting segments: Individual Annuity, Individual Life, Retirement Plans, Mutual Funds and Runoff Operations, as well as an Other category, as follows:

INDIVIDUAL ANNUITY

Individual Annuity offers variable, fixed market value adjusted ("MVA"), fixed index and single premium immediate annuities and longevity assurance to individuals.

INDIVIDUAL LIFE

Individual Life sells a variety of life insurance products, including variable universal life, universal life, and term life.

RETIREMENT PLANS

Retirement Plans provides products and services to corporations pursuant to
Section 401(k) of the Internal Revenue Service Code of 1986 as amended ("the Code") and products and services to municipalities and not-for-profit organizations under Sections 457 and 403(b) of the Code, collectively referred to as government plans.

MUTUAL FUNDS

Mutual Funds offers retail mutual funds, investment-only mutual funds and college savings plans under Section 529 of the Code (collectively referred to as non-proprietary) and proprietary mutual funds supporting the insurance products issued by The Hartford.

RUNOFF OPERATIONS

Runoff Operations consists of the international annuity business of the former Global Annuity reporting segment as well as certain product offerings previously included in the former Global Annuity and Life Insurance reporting segments. Runoff Operations encompasses the administration of investment retirement savings and other insurance and savings products to individuals and groups outside of the U.S., primarily in Japan and Europe, as well institutional investment products and private placement life insurance. In addition, Runoff Operations includes direct and assumed guaranteed minimum income benefit ("GMIB"), guaranteed minimum death benefit ("GMDB"), guaranteed minimum accumulation benefit ("GMAB") and guaranteed minimum withdrawal benefit ("GMWB") which is subsequently ceded to an affiliated captive reinsurer.

OTHER

The Company includes in an Other category corporate items not directly allocated to any of its reporting segments, intersegment eliminations, and certain group benefit products, including group life and group disability insurance that is directly written by the Company and for which nearly half is ceded to its parent, Hartford Life and Accident Insurance Company ("HLA").

The accounting policies of the reporting segments are the same as those described in the summary of significant accounting policies in Note 1. The Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. Each operating segment is allocated corporate surplus as needed to support its business.

The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Inter-segment revenues primarily occur between the Company's Other category and the reporting segments. These amounts primarily include interest income on allocated surplus and interest charges on excess separate account surplus. Consolidated net investment income is unaffected by such transactions.

The following tables represent summarized financial information concerning the Company's reporting segments.

                                                        AS OF DECEMBER 31,
                                                      2011              2010
--------------------------------------------------------------------------------
ASSETS
 Individual Annuity                                    $87,245           $99,482
 Individual Life                                        17,456            15,911
 Retirement Plans                                       35,410            34,153
 Mutual Funds                                              182               153
 Runoff Operations                                      79,658            78,905
 Other                                                   2,586             3,148
                                                   -----------       -----------
                                     TOTAL ASSETS     $222,537          $231,752
                                                   -----------       -----------

                                                                              FOR THE YEARS ENDED DECEMBER 31,
                                                            2011                            2010                     2009
---------------------------------------------------------------------------------------------------------------------------------
REVENUES BY PRODUCT LINE
EARNED PREMIUMS, FEES, AND OTHER CONSIDERATIONS
 INDIVIDUAL ANNUITY
  Individual variable annuity                                      $1,595                   $1,707                    $1,551
  Fixed / MVA and other annuity                                        56                       14                        (2)
                                                                 --------                 --------                 ---------
  Total Individual Annuity                                          1,651                    1,721                     1,549
 INDIVIDUAL LIFE
  Variable life                                                       396                      416                       503
  Universal life                                                      429                      367                       362
  Term life                                                            33                       36                        37
                                                                 --------                 --------                 ---------
  Total Individual Life                                               858                      819                       902
 RETIREMENT PLANS
  401(k)                                                              332                      318                       286
  Government plans                                                     48                       41                        38
                                                                 --------                 --------                 ---------
  Total Retirement Plans                                              380                      359                       324
 MUTUAL FUNDS
  Non-Proprietary                                                     511                      519                       437
  Proprietary                                                          58                       61                        --
                                                                 --------                 --------                 ---------
  Total Mutual Funds                                                  569                      580                       437
                                                                 --------                 --------                 ---------
 RUNOFF OPERATIONS                                                    221                      254                       549
                                                                 --------                 --------                 ---------
 OTHER                                                                357                      333                       339
                                                                 --------                 --------                 ---------
  Total premiums, fees, and other considerations                    4,036                    4,066                     4,100
                                                                 --------                 --------                 ---------
 Net investment income                                              2,566                    2,859                     2,848
 Net realized capital losses                                            1                     (944)                     (876)
                                                                 --------                 --------                 ---------
                                            TOTAL REVENUES         $6,603                   $5,981                    $6,072
                                                                 --------                 --------                 ---------
NET INCOME (LOSS) ATTRIBUTABLE TO HARTFORD LIFE INSURANCE
 COMPANY
 Individual Annuity                                                   $87                     $371                   $(1,962)
 Individual Life                                                      104                      195                         8
 Retirement Plans                                                      15                       47                      (222)
 Mutual Funds                                                          98                      129                        32
 Runoff Operations                                                    (20)                     (78)                       77
 Other                                                                (40)                      80                       (90)
                                                                 --------                 --------                 ---------
                                   TOTAL NET INCOME (LOSS)           $244                     $744                   $(2,157)
                                                                 --------                 --------                 ---------
NET INVESTMENT INCOME (LOSS)
 Individual Annuity                                                  $769                     $813                      $770
 Individual Life                                                      420                      362                       304
 Retirement Plans                                                     396                      364                       315
 Mutual Funds                                                           1                       (1)                      (16)
 Runoff Operations                                                    941                    1,221                     1,279
 Other                                                                 39                      100                       196
                                                                 --------                 --------                 ---------
                               TOTAL NET INVESTMENT INCOME         $2,566                   $2,859                    $2,848
                                                                 --------                 --------                 ---------
AMORTIZATION OF DEFERRED POLICY ACQUISITION AND PRESENT
 VALUE OF FUTURE PROFITS
 Individual Annuity                                                  $186                     $(39)                   $3,189
 Individual Life                                                      219                      120                       312
 Retirement Plans                                                     134                       27                        56
 Mutual Funds                                                          47                       51                        50
 Runoff Operations                                                     30                       56                       111
 Other                                                                 --                       --                        (2)
                                                                 --------                 --------                 ---------
                                 TOTAL AMORTIZATION OF DAC           $616                     $215                    $3,716
                                                                 --------                 --------                 ---------
INCOME TAX EXPENSE (BENEFIT)
 Individual Annuity                                                 $(220)                     $41                   $(1,299)
 Individual Life                                                       22                       93                       (27)
 Retirement Plans                                                     (45)                      13                      (143)
 Mutual Funds                                                          52                       51                        20
 Runoff Operations                                                    (48)                      10                        80
 Other                                                                (24)                      20                       (30)
                                                                 --------                 --------                 ---------
                        TOTAL INCOME TAX EXPENSE (BENEFIT)          $(263)                    $228                   $(1,399)
                                                                 --------                 --------                 ---------

3. FAIR VALUE MEASUREMENTS

The following financial instruments are carried at fair value in the Company's Consolidated Financial Statements: fixed maturity and equity securities, available-for-sale ("AFS"), fixed maturities at fair value using fair value option ("FVO"); equity securities, trading; short-term investments; freestanding and embedded derivatives; separate account assets; and certain other liabilities.

The following section applies the fair value hierarchy and disclosure requirements for the Company's financial instruments that are carried at fair value. The fair value hierarchy prioritizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2 and 3).

Level 1 Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include highly liquid U.S. Treasuries, money market funds, and exchange traded equity and derivative securities.

Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most fixed maturities and preferred stocks are model priced by vendors using observable inputs and are classified within Level 2.

Level 3 Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities, guaranteed product embedded and reinsurance derivatives and other complex derivatives securities. Because Level 3 fair values, by their nature, contain unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. Transfers of securities among the levels occur at the beginning of the reporting period. Transfers between Level 1 and Level 2 were not material for the year ended December 31, 2011. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company's fixed maturities included in Level 3 are classified as such because these securities are primarily priced by independent brokers and/or within illiquid markets.

                                                                                 DECEMBER 31, 2011
                                                                    QUOTED PRICES            SIGNIFICANT           SIGNIFICANT
                                                                  IN ACTIVE MARKETS           OBSERVABLE           UNOBSERVABLE
                                                                 FOR IDENTICAL ASSETS           INPUTS                INPUTS
                                                    TOTAL             (LEVEL 1)               (LEVEL 2)             (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR AT FAIR VALUE ON A
 RECURRING BASIS
Fixed maturities, AFS
 ABS                                                 $2,093                $ --                  $1,776                  $317
 CDOs                                                 1,798                  --                   1,470                   328
 CMBS                                                 4,269                  --                   3,921                   348
 Corporate                                           30,229                  --                  28,732                 1,497
 Foreign government/government agencies               1,224                  --                   1,187                    37
 States, municipalities and political
  subdivisions ("Municipal")                          1,557                  --                   1,175                   382
 RMBS                                                 3,823                  --                   2,890                   933
 U.S. Treasuries                                      2,785                 487                   2,298                    --
                                                  ---------           ---------                --------              --------
Total fixed maturities                               47,778                 487                  43,449                 3,842
Fixed maturities, FVO                                 1,317                  --                     833                   484
Equity securities, trading                            1,967               1,967                      --                    --
Equity securities, AFS                                  398                 227                     115                    56
Derivative assets
 Credit derivatives                                     (27)                 --                      (6)                  (21)
 Equity derivatives                                      31                  --                      --                    31
 Foreign exchange derivatives                           505                  --                     505                    --
 Interest rate derivatives                               78                  --                      38                    40
 U.S. GMWB hedging instruments                          494                  --                      11                   483
 U.S. macro hedge program                               357                  --                      --                   357
 International program hedging instruments              533                  --                     567                   (34)
                                                  ---------           ---------                --------              --------
Total derivative assets (1)                           1,971                  --                   1,115                   856
Short-term investments                                3,882                 520                   3,362                    --
Reinsurance recoverable for U.S. GMWB and Japan
 GMWB, GMIB, and GMAB                                 3,073                  --                      --                 3,073
Separate account assets (2)                         139,421             101,633                  36,757                 1,031
                                                  ---------           ---------                --------              --------
   TOTAL ASSETS ACCOUNTED FOR AT FAIR VALUE ON A
                                 RECURRING BASIS   $199,807             104,834                  85,631                 9,342
                                                  ---------           ---------                --------              --------
LIABILITIES ACCOUNTED FOR AT FAIR VALUE ON A
 RECURRING BASIS
Other policyholder funds and benefits payable
 Guaranteed living benefits                         $(5,776)               $ --                    $ --               $(5,776)
 Equity linked notes                                     (9)                 --                      --                    (9)
                                                  ---------           ---------                --------              --------
Total other policyholder funds and benefits
 payable                                             (5,785)                 --                      --                (5,785)
Derivative liabilities
 Credit derivatives                                    (493)                 --                     (25)                 (468)
 Equity derivatives                                       5                  --                      --                     5
 Foreign exchange derivatives                           140                  --                     140                    --
 Interest rate derivatives                             (315)                 --                    (184)                 (131)
 U.S. GMWB hedging instruments                          400                  --                      --                   400
 International program hedging instruments                9                  --                      10                    (1)
                                                  ---------           ---------                --------              --------
Total derivative liabilities (3)                       (254)                 --                     (59)                 (195)
Other liabilities                                        (9)                 --                      --                    (9)
Consumer notes (4)                                       (4)                 --                      --                    (4)
                                                  ---------           ---------                --------              --------
TOTAL LIABILITIES ACCOUNTED FOR AT FAIR VALUE ON
                               A RECURRING BASIS    $(6,052)               $ --                    $(59)              $(5,993)
                                                  ---------           ---------                --------              --------

                                                                                 DECEMBER 31, 2010
                                                                    QUOTED PRICES            SIGNIFICANT           SIGNIFICANT
                                                                  IN ACTIVE MARKETS           OBSERVABLE           UNOBSERVABLE
                                                                 FOR IDENTICAL ASSETS           INPUTS                INPUTS
                                                    TOTAL             (LEVEL 1)               (LEVEL 2)             (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR AT FAIR VALUE ON A
 RECURRING BASIS
Fixed maturities, AFS
 ABS                                                 $2,068                $ --                  $1,660                  $408
 CDOs                                                 1,899                  --                      30                 1,869
 CMBS                                                 5,028                  --                   4,536                   492
 Corporate                                           26,915                  --                  25,429                 1,486
 Foreign government/government agencies               1,002                  --                     962                    40
 Municipal                                            1,032                  --                     774                   258
 RMBS                                                 4,118                  --                   3,013                 1,105
 U.S. Treasuries                                      2,772                 248                   2,524                    --
                                                  ---------           ---------                --------              --------
Total fixed maturities                               44,834                 248                  38,928                 5,658
Fixed maturities, FVO                                   639                  --                     128                   511
Equity securities, trading                            2,279               2,279                      --                    --
Equity securities, AFS                                  340                 174                     119                    47
Derivative assets
 Credit derivatives                                     (11)                 --                     (19)                    8
 Equity derivatives                                       2                  --                      --                     2
 Foreign exchange derivatives                           784                  --                     784                    --
 Interest rate derivatives                              (99)                 --                     (63)                  (36)
 U.S. GMWB hedging instruments                          339                  --                    (122)                  461
 U.S. macro hedge program                               203                  --                      --                   203
 International program hedging instruments              235                   2                     228                     5
                                                  ---------           ---------                --------              --------
Total derivative assets (1)                           1,453                   2                     808                   643
Short-term investments                                3,489                 204                   3,285                    --
Reinsurance recoverable for U.S. GMWB and Japan
 GMWB, GMIB, and GMAB                                 2,002                  --                      --                 2,002
Separate account assets (2)                         153,713             116,703                  35,763                 1,247
                                                  ---------           ---------                --------              --------
   TOTAL ASSETS ACCOUNTED FOR AT FAIR VALUE ON A
                                 RECURRING BASIS   $208,749             119,610                  79,031                10,108
                                                  ---------           ---------                --------              --------
LIABILITIES ACCOUNTED FOR AT FAIR VALUE ON A
 RECURRING BASIS
Other policyholder funds and benefits payable
 Guaranteed living benefits                         $(4,258)               $ --                    $ --               $(4,258)
 Equity linked notes                                     (9)                 --                      --                    (9)
                                                  ---------           ---------                --------              --------
Total other policyholder funds and benefits
 payable                                             (4,267)                 --                      --                (4,267)
Derivative liabilities
 Credit derivatives                                    (401)                 --                     (49)                 (352)
 Equity derivatives                                       2                  --                      --                     2
 Foreign exchange derivatives                           (25)                 --                     (25)                   --
 Interest rate derivatives                              (59)                 --                     (42)                  (17)
 U.S. GMWB hedging instruments                          128                  --                     (11)                  139
 International program hedging instruments               (2)                 (2)                     --                    --
                                                  ---------           ---------                --------              --------
Total derivative liabilities (3)                       (357)                 (2)                   (127)                 (228)
Other liabilities                                       (37)                 --                      --                   (37)
Consumer notes (4)                                       (5)                 --                      --                    (5)
                                                  ---------           ---------                --------              --------
TOTAL LIABILITIES ACCOUNTED FOR AT FAIR VALUE ON
                               A RECURRING BASIS    $(4,666)                $(2)                  $(127)              $(4,537)
                                                  ---------           ---------                --------              --------

(1) Includes over-the-counter derivative instruments in a net asset value position which may require the counterparty to pledge collateral to the Company. At December 31, 2011 and 2010, $1.4 billion and $962, respectively was the amount of cash collateral liability that was netted against the derivative asset value on the Consolidated Balance Sheet, and is excluded from the table above. For further information on derivative liabilities, see below in this Note 3.

(2) As of December 31, 2011 and 2010 excludes approximately $4 and $6 billion of investment sales receivable that are not subject to fair value accounting, respectively.

(3) Includes over-the-counter derivative instruments in a net negative market value position (derivative liability). In the Level 3 roll forward table included below in this Note, the derivative asset and liability are referred to as "freestanding derivatives" and are presented on a net basis.

(4) Represents embedded derivatives associated with non-funding agreement-backed consumer equity-linked notes.

DETERMINATION OF FAIR VALUES

The valuation methodologies used to determine the fair values of assets and liabilities under the "exit price" notion, reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes relevant observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices where available and where prices represent a reasonable estimate of fair value. The Company also determines fair value based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company's default spreads, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables.

The fair valuation process is monitored by the Valuation Committee, which is a cross-functional group of senior management within HIMCO that meets at least quarterly. The Valuation Committee is co-chaired by the Heads of Investment Operations and Accounting, and has representation from various investment sector professionals, accounting, operations, legal, compliance and risk management. The purpose of the committee is to oversee the pricing policy and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments, as well as addressing fair valuation issues and approving changes to valuation methodologies and pricing sources. There is also a Fair Value Working Group ("Working Group") which includes the Heads of Investment Operations and Accounting, as well as other investment, operations, accounting and risk management professionals that meet monthly to review market data trends, pricing and trading statistics and results, and any proposed pricing methodology changes described in more detail in the following paragraphs.

AVAILABLE-FOR-SALE SECURITIES, FIXED MATURITIES, FVO, EQUITY SECURITIES, TRADING, AND SHORT-TERM INVESTMENTS

The fair value of AFS securities, fixed maturities, FVO, equity securities, trading, and short-term investments in an active and orderly market (e.g. not distressed or forced liquidation) are determined by management after considering one of three primary sources of information: third-party pricing services, independent broker quotations or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third-party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. Based on the typical trading volumes and the lack of quoted market prices for fixed maturities, third-party pricing services will normally derive the security prices from recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the third-party pricing services and independent brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Included in the pricing of ABS and RMBS are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.

Prices from third-party pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.

A pricing matrix is used to price private placement securities for which the Company is unable to obtain a price from a third-party pricing service by discounting the expected future cash flows from the security by a developed market discount rate utilizing current credit spreads. Credit spreads are developed each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The appropriate credit spreads determined through this survey approach are based upon the issuer's financial strength and term to maturity, utilizing an independent public security index and trade information and adjusting for the non-public nature of the securities.

The Working Group performs a ongoing analysis of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. As a part of this analysis, the Company considers trading volume, new issuance activity and other factors to determine whether the market activity is significantly different than normal activity in an active market, and if so, whether transactions may not be orderly considering the weight of available evidence. If the available evidence indicates that pricing is based upon transactions that are stale or not orderly, the Company places little, if any, weight on the transaction price and will estimate fair value utilizing an internal pricing model. In addition, the Company ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models developed based on spreads, and when available, market indices. As a result of this analysis, if the Company determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly and approved by the Valuation Committee. The Company's internal pricing model utilizes the Company's best estimate of expected future cash flows discounted at a rate of return that a market participant would require. The significant inputs to the model include, but are not limited to, current market inputs, such as credit loss assumptions, estimated prepayment speeds and market risk premiums.

The Company conducts other specific activities to monitor controls around pricing. Daily analyses identify price changes over 3-5%, sale trade prices that differ over 3% from the prior day's price and purchase trade prices that differ more than 3% from the current day's price. Weekly analyses identify prices that differ more than 5% from published bond prices of a corporate bond index. Monthly analyses identify price changes over 3%, prices that haven't changed, missing prices and second source validation on most sectors. Analyses are conducted by a dedicated pricing unit who follows up with trading and investment sector professionals and challenges prices with vendors when the estimated assumptions used differ from what the Company feels a market participant would use. Any changes from the identified pricing source are verified by further confirmation of assumptions used. Examples of other procedures performed include, but are not limited to, initial and on-going review of third-party pricing services' methodologies, review of pricing statistics and trends and back testing recent trades. For a sample of structured securities, a comparison of the vendor's assumptions to our internal econometric models is also performed; any differences are challenged in accordance with the process described above.

The Company has analyzed the third-party pricing services' valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities are market observable. Due to a general lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers' prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.

DERIVATIVE INSTRUMENTS, INCLUDING EMBEDDED DERIVATIVES WITHIN INVESTMENTS

Derivative instruments are fair valued using pricing valuation models; that utilize independent market data inputs, quoted market prices for exchange-traded derivatives, or independent broker quotations. Excluding embedded and reinsurance related derivatives, as of December 31, 2011 and 2010, 98% and 97%, respectively, of derivatives, based upon notional values, were priced by valuation models or quoted market prices. The remaining derivatives were priced by broker quotations. The Company performs a monthly analysis on derivative valuations which includes both quantitative and qualitative analysis. Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, back testing recent trades, analyzing the impacts of changes in the market environment, and review of changes in market value for each derivative including those derivatives priced by brokers.

The Company performs various controls on derivative valuations which includes both quantitative and qualitative analysis. Analyses are conducted by a dedicated derivative pricing team that works directly with investment sector professionals to analyze impacts of changes in the market environment and investigate variances. There is a monthly analysis to identify market value changes greater than pre-defined thresholds, stale prices, missing prices and zero prices. Also on a monthly basis, a second source validation, typically to broker quotations, is performed for certain of the more complex derivatives, as well as for all new deals during the month. A model validation review is performed on any new models, which typically includes detailed documentation and validation to a second source. The model validation documentation and results of validation are presented to the Valuation Committee for approval. There is a monthly control to review changes in pricing sources to ensure that new models are not moved to production until formally approved.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.

VALUATION TECHNIQUES AND INPUTS FOR INVESTMENTS

Generally, the Company determines the estimated fair value of its AFS securities, fixed maturities, FVO, equity securities, trading, and short-term investments using the market approach. The income approach is used for securities priced using a pricing matrix, as well as for derivative instruments. For Level 1 investments, which are comprised of on-the-run U.S. Treasuries, exchange-traded equity securities, short-term investments, and exchange traded futures and option contracts, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.

For most of the Company's debt securities, the following inputs are typically used in the Company's pricing methods: reported trades, benchmark yields, bids and/or estimated cash flows. For securities except U.S. Treasuries, inputs also include issuer spreads, which may consider credit default swaps. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market.

A description of additional inputs used in the Company's Level 2 and Level 3 measurements is listed below:

Level 2 The fair values of most of the Company's Level 2 investments are determined by management after considering prices received from third party pricing services. These investments include most fixed maturities and preferred stocks, including those reported in separate account assets.
               - ABS, CDOS, CMBS AND RMBS -- Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions, credit default swap indices and, for ABS and RMBS, estimated prepayment rates.
               - CORPORATES, INCLUDING INVESTMENT GRADE PRIVATE PLACEMENTS -- Primary inputs also include observations of credit default swap curves related to the issuer.
               - FOREIGN GOVERNMENT/GOVERNMENT AGENCIES -- Primary inputs also include observations of credit default swap curves related to the issuer and political events in emerging markets.
               - MUNICIPALS -- Primary inputs also include Municipal Securities Rulemaking Board reported trades and material event notices, and issuer financial statements.
               - SHORT-TERM INVESTMENTS -- Primary inputs also include material event notices and new issue money market rates.
               - EQUITY SECURITIES, TRADING -- Consist of investments in mutual funds. Primary inputs include net asset values obtained from third party pricing services.
               - CREDIT DERIVATIVES -- Significant inputs primarily include the swap yield curve and credit curves.
               - FOREIGN EXCHANGE DERIVATIVES -- Significant inputs primarily include the swap yield curve, currency spot and forward rates, and cross currency basis curves.
               - INTEREST RATE DERIVATIVES -- Significant input is primarily the swap yield curve.
Level 3 Most of the Company's securities classified as Level 3 are valued based on brokers' prices. This includes less liquid securities such as lower quality asset-backed securities ("ABS"), commercial mortgage-backed securities ("CMBS"), commercial real estate ("CRE") CDOs and residential mortgage-backed securities ("RMBS") primarily backed by below-prime loans. Primary inputs for these structured securities are consistent with the typical inputs used in Level 2 measurements noted above, but are Level 3 due to their illiquid markets. Additionally, certain long-dated securities are priced based on third party pricing services, including municipal securities, foreign government/government agencies, bank loans and below investment grade private placement securities. Primary inputs for these long-dated securities are consistent with the typical inputs used in Level 1 and Level 2 measurements noted above, but include benchmark interest rate or credit spread assumptions that are not observable in the marketplace. Also included in Level 3 are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations. Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above, but also may include the following:
               - CREDIT DERIVATIVES -- Significant unobservable inputs may include credit correlation and swap yield curve and credit curve extrapolation beyond observable limits.
               - EQUITY DERIVATIVES -- Significant unobservable inputs may include equity volatility.
               - INTEREST RATE CONTRACTS -- Significant unobservable inputs may include swap yield curve extrapolation beyond observable limits and interest rate volatility.

PRODUCT DERIVATIVES

The Company currently offers certain variable annuity products with GMWB rider in the U.S., and formerly offered GMWBs in the U.K. The Company has also assumed, through reinsurance from Hartford Life Insurance KK ("HLIKK"), a Japanese affiliate of the Company, GMIB, GMWB and GMAB. The Company has subsequently ceded certain GMWB rider liabilities and the assumed reinsurance from HLIKK to an affiliated captive reinsurer. The GMWB represents an embedded derivative in the variable annuity contract. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the Consolidated Balance Sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses. The Company's GMWB liability is carried at fair value and reported in other policyholder funds.

In valuing the embedded derivative, the Company attributes to the derivative a portion of the fees collected from the contract holder equal to the present value of future GMWB claims (the "Attributed Fees"). All changes in the fair value of the embedded derivative are recorded in net realized capital gains and losses. The excess of fees collected from the contract holder over the Attributed Fees are associated with the host variable annuity contract reported in fee income.

The reinsurance assumed on the HLIKK GMIB, GMWB, and GMAB and ceded to an affiliated captive reinsurer meets the characteristics of a free-standing derivative instrument. As a result, the derivative asset or liability is recorded at fair value with changes in the fair value reported in net realized capital gains and losses.

U.S. GMWB CEDED REINSURANCE DERIVATIVE

The fair value of the U.S. GMWB reinsurance derivative is calculated as an aggregation of the components described in the Living Benefits Required to be Fair Valued discussion below and is modeled using significant unobservable policyholder behavior inputs, identical to those used in calculating the underlying liability, such as lapses, fund selection, resets and withdrawal utilization and risk margins.

During 2009, the Company entered into a reinsurance arrangement with an affiliated captive reinsurer to transfer a portion of its risk of loss associated with direct US GMWB and assumed HLIKK GMIB, GMWB, and GMAB. In addition, in 2010 the Company entered into reinsurance arrangements with the affiliated captive reinsurer to transfer its risk of loss associated with direct UK GMWB. These arrangements are recognized as a derivative and carried at fair value in reinsurance recoverables. Changes in the fair value of the reinsurance agreements are reported in net realized capital gains and losses. Please see
Note 16 for more information on this transaction.

SEPARATE ACCOUNT ASSETS

Separate account assets are primarily invested in mutual funds but also have investments in fixed maturity and equity securities. The separate account investments are valued in the same manner, and using the same pricing sources and inputs, as the fixed maturity, equity security, and short-term investments of the Company.

LIVING BENEFITS REQUIRED TO BE FAIR VALUED (IN OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE)

Fair values for GMWB and guaranteed minimum accumulation benefit ("GMAB") contracts are calculated using the income approach based upon internally developed models because active, observable markets do not exist for those items. The fair value of the Company's guaranteed benefit liabilities, classified as embedded derivatives, and the related reinsurance and customized freestanding derivatives is calculated as an aggregation of the following components: Best Estimate Claims Costs calculated based on actuarial and capital market assumptions related to projected cash flows over the lives of the contracts; Credit Standing Adjustment; and Margins representing an amount that market participants would require for the risk that the Company's assumptions about policyholder behavior could differ from actual experience. The resulting aggregation is reconciled or calibrated, if necessary, to market information that is, or may be, available to the Company, but may not be observable by other market participants, including reinsurance discussions and transactions. The Company believes the aggregation of these components, as necessary and as reconciled or calibrated to the market information available to the Company, results in an amount that the Company would be required to transfer or receive, for an asset, to or from market participants in an active liquid market, if one existed, for those market participants to assume the risks associated with the guaranteed minimum benefits and the related reinsurance and customized derivatives. The fair value is likely to materially diverge from the ultimate settlement of the liability as the Company believes settlement will be based on our best estimate assumptions rather than those best estimate assumptions plus risk margins. In the absence of any transfer of the guaranteed benefit liability to a third party, the release of risk margins is likely to be reflected as realized gains in future periods' net income. Each component described below is unobservable in the marketplace and requires subjectivity by the Company in determining their value.

BEST ESTIMATE CLAIMS COSTS

The Best Estimate Claims Costs is calculated based on actuarial and capital market assumptions related to projected cash flows, including the present value of benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior such as lapses, fund selection, resets and withdrawal utilization (for the customized derivatives, policyholder behavior is prescribed in the derivative contract). Because of the dynamic and complex nature of these cash flows, best estimate assumptions and a Monte Carlo stochastic process involving the generation of thousands of scenarios that assume risk neutral returns consistent with swap rates and a blend of observable implied index volatility levels were used. Estimating these cash flows involves numerous estimates and subjective judgments including those regarding expected markets rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates and various actuarial assumptions for policyholder behavior which emerge over time.

At each valuation date, the Company assumes expected returns based on:

- risk-free rates as represented by the Eurodollar futures, LIBOR deposits and swap rates to derive forward curve rates;

- market implied volatility assumptions for each underlying index based primarily on a blend of observed market "implied volatility" data;

- correlations of historical returns across underlying well known market indices based on actual observed returns over the ten years preceding the valuation date; and

-   three years of history for fund regression.

As many guaranteed benefit obligations are relatively new in the marketplace, actual policyholder behavior experience is limited. As a result, estimates of future policyholder behavior are subjective and based on analogous internal and external data. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

On a daily basis, the Company updates capital market assumptions used in the GMWB liability model such as interest rates, equity indices and the blend of implied equity index volatilities. The Company monitors various aspects of policyholder behavior and may modify certain of its assumptions, including living benefit lapses and withdrawal rates, if credible emerging data indicates that changes are warranted. At a minimum, all policyholder behavior assumptions are reviewed and updated, as appropriate, in conjunction with the completion of the Company's comprehensive study to refine its estimate of future gross profits during the third quarter of each year.

CREDIT STANDING ADJUSTMENT

This assumption makes an adjustment that market participants would make, in determining fair value, to reflect the risk that guaranteed benefit obligations or the GMWB reinsurance recoverables will not be fulfilled ("nonperformance risk"). As a result of sustained volatility in the Company's credit default spreads, during 2009 the Company changed its estimate of the Credit Standing Adjustment to incorporate a blend of observable Company and reinsurer credit default spreads from capital markets, adjusted for market recoverability. Prior to the first quarter of 2009, the Company calculated the Credit Standing Adjustment by using default rates published by rating agencies, adjusted for market recoverability. For the year ended December 30, 2011, 2010 and 2009, the credit standing adjustment assumption, net of reinsurance and exclusive of the impact of the credit standing adjustment on other market sensitivities, resulted in pre-tax realized losses of $(156), $(8) and $(263), respectively.

MARGINS

The behavior risk margin adds a margin that market participants would require for the risk that the Company's assumptions about policyholder behavior could differ from actual experience. The behavior risk margin is calculated by taking the difference between adverse policyholder behavior assumptions and best estimate assumptions.

Assumption updates, including policyholder behavior assumptions, affected best estimates and margins for a total pre-tax realized gains of approximately $13, $45 and $231 for the year ended December, 31, 2011, 2010 and 2009, respectively.

In addition to the non-market-based updates described above, the Company recognized non-market-based updates driven by the relative outperformance (underperformance) of the underlying actively managed funds as compared to their respective indices resulting in before-tax realized gains/(losses) of approximately $(18), $31 and $481 for the year ended December 31, 2011, 2010 and 2009, respectively.

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

The tables below provide a fair value roll forward for the years ending December 31, 2011 and 2010, for the financial instruments classified as Level 3.

ROLL-FORWARD OF FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) FOR TWELVE MONTHS FROM JANUARY 1, 2011 TO DECEMBER 31, 2011

                                                                FIXED MATURITIES, AFS
                                                                                                      FOREIGN
                                                                                                    GOVT./GOVT.
                               ABS         CDOS             CMBS               CORPORATE              AGENCIES
----------------------------------------------------------------------------------------------------------------------
ASSETS
Fair value as of January 1,
 2011                          $408       $1,869            $492                 $1,486                  $40
Total realized/unrealized
 gains (losses)
 Included in net income (2)     (26)         (30)             13                    (27)                  --
 Included in OCI (3)             18          112              41                    (14)                  --
Purchases                        35           --              18                     83                   --
Settlements                     (32)        (129)            (72)                   (92)                  (3)
Sales                            (9)         (54)           (225)                  (122)                  --
Transfers into Level 3 (4)       79           30             131                    498                   29
Transfers out of Level 3 (4)   (156)      (1,470)            (50)                  (315)                 (29)
                               ----       ------            ----                 ------                 ----
FAIR VALUE AS OF DECEMBER 31,
                         2011  $317         $328            $348                 $1,497                  $37
                               ----       ------            ----                 ------                 ----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2011 (2)         $(14)        $(29)            $(5)                  $(11)                $ --
                               ----       ------            ----                 ------                 ----

                                                       FIXED MATURITIES, AFS
                                                                 TOTAL FIXED              FIXED
                                                                 MATURITIES,           MATURITIES,
                                 MUNICIPAL          RMBS             AFS                   FVO
-----------------------------  ---------------------------------------------------------------------
ASSETS
Fair value as of January 1,
 2011                               $258            $1,105          $5,658                 $511
Total realized/unrealized
 gains (losses)
 Included in net income (2)           --             (21)              (91)                  23
 Included in OCI (3)                  46              (3)              200                   --
Purchases                             87              25               248                   --
Settlements                           --            (111)             (439)                  (2)
Sales                                 --             (16)             (426)                 (43)
Transfers into Level 3 (4)            --              69               836                   --
Transfers out of Level 3 (4)          (9)           (115)           (2,144)                  (5)
                                    ----            ----            ------                 ----
FAIR VALUE AS OF DECEMBER 31,
                         2011       $382            $933            $3,842                 $484
                                    ----            ----            ------                 ----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2011 (2)              $ --            $(15)             $(74)                 $19
                                    ----            ----            ------                 ----

                                                              FREESTANDING DERIVATIVES (5)

                                  EQUITY
                                SECURITIES,                                                 INTEREST
                                    AFS           CREDIT                EQUITY                RATE
-----------------------------------------------------------------------------------------------------------
ASSETS (LIABILITIES)
Fair value as of January 1,
 2011                                $47            $(344)                $4                   $(53)
Total realized/unrealized
 gains (losses)
 Included in net income (2)          (11)            (144)                (8)                     9
 Included in OCI (3)                  (3)              --                 --                     --
Purchases                             31               20                 40                     --
Settlements                           --              (21)                --                    (47)
Sales                                 (4)              --                 --                     --
Transfers out of Level 3 (4)          (4)              --                 --                     --
                                   -----          -------                 --                  -----
FAIR VALUE AS OF DECEMBER 31,
                         2011        $56            $(489)                $36                  $(91)
                                   -----          -------                 --                  -----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2011 (2)               $(9)           $(137)                $(8)                  $10
                                   -----          -------                 --                  -----

                                                       FREESTANDING DERIVATIVES (5)
                                                        U.S.               INTL.
                                    U.S.               MACRO              PROGRAM             TOTAL FREE-
                                    GMWB               HEDGE              HEDGING              STANDING
                                  HEDGING             PROGRAM              INSTR.           DERIVATIVES (5)
-----------------------------  -----------------------------------------------------------------------------
ASSETS (LIABILITIES)
Fair value as of January 1,
 2011                                $600                $203                  $5                $415
Total realized/unrealized
 gains (losses)
 Included in net income (2)           279                (128)                  3                  11
 Included in OCI (3)                   --                  --                  --                  --
Purchases                              23                 347                 (43)                387
Settlements                           (19)                (65)                 --                (152)
Sales                                  --                  --                  --                  --
Transfers out of Level 3 (4)           --                  --                  --                  --
                                   ------              ------              ------              ------
FAIR VALUE AS OF DECEMBER 31,
                         2011        $883                $357                $(35)               $661
                                   ------              ------              ------              ------
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2011 (2)               $278               $(107)                $(4)                $32
                                   ------              ------              ------              ------

                                        REINSURANCE RECOVERABLE FOR
                                            U.S. GMWB AND JAPAN               SEPARATE
                                          GMWB, GMIB, AND GMAB (6)            ACCOUNTS
-------------------------------------------------------------------------------------------
ASSETS
Fair value as of January 1, 2011                    $2,002                      $1,247
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)                        504                          25
 Included in OCI (3)                                   111                          --
Purchases                                               --                         292
Settlements                                            456                          --
Sales                                                   --                        (171)
Transfers into Level 3 (4)                              --                          14
Transfers out of Level 3 (4)                            --                        (376)
                                                  --------                    --------
 FAIR VALUE AS OF DECEMBER 31, 2011                 $3,073                      $1,031
                                                  --------                    --------
Changes in unrealized gains
 (losses) included in net income
 related to financial instruments
 still held at December 31, 2011
 (2)                                                  $504                         $(1)
                                                  --------                    --------

                                         OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE
                                GUARANTEED                                        TOTAL OTHER
                                  LIVING                  EQUITY              POLICYHOLDER FUNDS
                               BENEFITS (7)            LINKED NOTES          AND BENEFITS PAYABLE
--------------------------------------------------------------------------------------------------
LIABILITIES
Fair value as of January 1,
 2011                             $(4,258)                   $(9)                   $(4,267)
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                          (1,118)                    --                     (1,118)
 Included in OCI (3)                 (126)                    --                       (126)
Settlements                          (274)                    --                       (274)
                                  -------                  -----                    -------
  FAIR VALUE AS OF DECEMBER
                   31, 2011       $(5,776)                   $(9)                   $(5,785)
                                  -------                  -----                    -------
Changes in unrealized gains
 (losses) included in net
 income related to
 financial instruments
 still held at December 31,
 2011 (2)                         $(1,118)                  $ --                    $(1,118)
                                  -------                  -----                    -------


                                 OTHER         CONSUMER
                              LIABILITIES        NOTES
---------------------------  -----------------------------
LIABILITIES
Fair value as of January 1,
 2011                             $(37)           $(5)
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                           28              1
 Included in OCI (3)                --             --
Settlements                         --             --
                                  ----            ---
  FAIR VALUE AS OF DECEMBER
                   31, 2011        $(9)           $(4)
                                  ----            ---
Changes in unrealized gains
 (losses) included in net
 income related to
 financial instruments
 still held at December 31,
 2011 (2)                          $28             $1
                                  ----            ---

ROLL-FORWARD OF FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) FOR THE TWELVE MONTHS FROM JANUARY 1, 2010 TO DECEMBER 31, 2010

                                                                 FIXED MATURITIES, AFS
                                                                                                         FOREIGN
                                                                                                       GOVT./GOVT.
                                ABS         CDOS             CMBS                 CORPORATE              AGENCIES
-------------------------------------------------------------------------------------------------------------------------
ASSETS
Fair value as of January 1,
 2010                           $497       $2,109             $269                  $5,239                  $80
Total realized/unrealized
 gains (losses)
 Included in net income (2)      (16)        (124)             (98)                    (10)                  --
 Included in OCI (3)              71          467              327                     193                    1
Purchases, issuances, and
 settlements                     (59)        (187)            (157)                    (66)                  (8)
Transfers into Level 3 (4)        40           42              267                     800                   --
Transfers out of Level 3 (4)    (125)        (438)            (116)                 (4,670)                 (33)
                               -----       ------            -----                 -------                 ----
FAIR VALUE AS OF DECEMBER 31,
                         2010   $408       $1,869             $492                  $1,486                  $40
                               -----       ------            -----                 -------                 ----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2010 (2)           $(6)       $(130)            $(58)                   $(20)                $ --
                               -----       ------            -----                 -------                 ----

                                              FIXED MATURITIES, AFS
                                                                     TOTAL FIXED          FIXED
                                                                     MATURITIES,       MATURITIES,
                                  MUNICIPAL           RMBS               AFS               FVO
-----------------------------  ---------------------------------------------------------------------
ASSETS
Fair value as of January 1,
 2010                                $218              $995             $9,407             $ --
Total realized/unrealized
 gains (losses)
 Included in net income (2)             1               (38)              (285)              74
 Included in OCI (3)                   24               228              1,311               --
Purchases, issuances, and
 settlements                           19              (129)              (587)             (10)
Transfers into Level 3 (4)             --               102              1,251              447
Transfers out of Level 3 (4)           (4)              (53)            (5,439)              --
                                    -----            ------            -------            -----
FAIR VALUE AS OF DECEMBER 31,
                         2010        $258            $1,105             $5,658             $511
                                    -----            ------            -------            -----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2010 (2)               $ --              $(35)             $(249)             $71
                                    -----            ------            -------            -----

                                                             FREESTANDING DERIVATIVES (5)

                                   EQUITY
                                SECURITIES,                                                 INTEREST
                                    AFS            CREDIT               EQUITY                RATE
-------------------------------------------------------------------------------------------------------
ASSETS (LIABILITIES)
Fair value as of January 1,
 2010                                $32            $(161)                $(2)                  $5
Total realized/unrealized
 gains (losses)
 Included in net income (2)           (3)             104                   6                   (3)
 Included in OCI (3)                   7               --                  --                   --
Purchases, issuances, and
 settlements                          11                3                  --                  (44)
Transfers into Level 3 (4)            --             (290)                 --                   --
Transfers out of Level 3 (4)          --               --                  --                  (11)
                                    ----            -----                 ---                 ----
FAIR VALUE AS OF DECEMBER 31,
                         2010        $47            $(344)                 $4                 $(53)
                                    ----            -----                 ---                 ----
Changes in unrealized gains
 (losses) included innet
 income related to financial
 instruments still held at
 December 31, 2010 (2)               $(3)            $103                  $6                 $(23)
                                    ----            -----                 ---                 ----

                                                            FREESTANDING DERIVATIVES (5)
                                                               U.S.                 INTL.
                                         U.S.                  MACRO               PROGRAM              TOTAL FREE-
                                         GMWB                  HEDGE               HEDGING               STANDING
                                        HEDGING               PROGRAM               INSTR.            DERIVATIVES (5)
-----------------------------  ---------------------------------------------------------------------------------------
ASSETS (LIABILITIES)
Fair value as of January 1,
 2010                                     $236                  $278                  $12                   $368
Total realized/unrealized
 gains (losses)
 Included in net income (2)                (74)                 (312)                 (29)                  (308)
 Included in OCI (3)                        --                    --                   --                     --
Purchases, issuances, and
 settlements                               442                   237                   22                    660
Transfers into Level 3 (4)                  --                    --                   --                   (290)
Transfers out of Level 3 (4)                (4)                   --                   --                    (15)
                                         -----                 -----                 ----                  -----
FAIR VALUE AS OF DECEMBER 31,
                         2010             $600                  $203                   $5                   $415
                                         -----                 -----                 ----                  -----
Changes in unrealized gains
 (losses) included innet
 income related to financial
 instruments still held at
 December 31, 2010 (2)                    $(61)                $(292)                $(29)                 $(296)
                                         -----                 -----                 ----                  -----

                                              REINSURANCE
                                          RECOVERABLE FOR U.S.      SEPARATE
                                                GMWB (6)            ACCOUNTS
--------------------------------------------------------------------------------
ASSETS
Fair value as of January 1, 2010                 $1,108                $962
Total realized/unrealized gains (losses)
 Included in net income (1),(2)                     182                 142
 Included in OCI (3)                                260                  --
Purchases, issuances, and settlements               452                 314
Transfers into Level 3 (4)                           --                  14
Transfers out of Level 3 (4)                         --                (185)
                                                 ------              ------
      FAIR VALUE AS OF DECEMBER 31, 2010         $2,002              $1,247
                                                 ------              ------
Changes in unrealized gains (losses)
 included in net income related to
 financial instruments still held at
 December 31, 2010 (2)                             $182                 $20
                                                 ------              ------

                                                  OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE (1)
                                  GUARANTEED                                   EQUITY                 TOTAL OTHER
                                LIVING BENEFITS        INSTITUTIONAL           LINKED           POLICYHOLDER FUNDS AND
                                      (7)                  NOTES               NOTES               BENEFITS PAYABLE
-----------------------------------------------------------------------------------------------------------------------
LIABILITIES
Fair value as of January 1,
 2010                               $(3,439)                $(2)                $(10)                   $(3,451)
Total realized/unrealized
 gains (losses)
Included in net income
 (1),(2)                               (259)                  2                   --                       (257)
Included in OCI (3)                    (307)                 --                   --                       (307)
Purchases, issuances and
 settlements                           (253)                 --                    1                       (252)
Transfers into Level 3 (4)               --                  --                   --                         --
                                    -------                 ---                 ----                    -------
FAIR VALUE AS OF DECEMBER 31,                                 $
                         2010       $(4,258)                 --                  $(9)                   $(4,267)
                                    -------                 ---                 ----                    -------
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2010 (2)                $(259)                 $2                 $ --                      $(257)
                                    -------                 ---                 ----                    -------


                                        OTHER                CONSUMER
                                     LIABILITIES              NOTES
-----------------------------  ------------------------------------------
LIABILITIES
Fair value as of January 1,
 2010                                    $ --                    $(5)
Total realized/unrealized
 gains (losses)
Included in net income
 (1),(2)                                  (26)                    --
Included in OCI (3)                        --                     --
Purchases, issuances and
 settlements                               --                     --
Transfers into Level 3 (4)                (11)                    --
                                         ----                 ------
FAIR VALUE AS OF DECEMBER 31,
                         2010            $(37)                   $(5)
                                         ----                 ------
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2010 (2)                   $ --                   $ --
                                         ----                 ------

(1) The Company classifies gains and losses on GMWB reinsurance derivatives and Guaranteed Living Benefit embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.

(2) All amounts in these rows are reported in net realized capital gains (losses). The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. All amounts are before income taxes and amortization of DAC.

(3)  All amounts are before income taxes and amortization of DAC.

(4) Transfers in and/or (out) of Level 3 are primarily attributable to the availability of market observable information and the re-evaluation of the observability of pricing inputs.

(5) Derivative instruments are reported in this table on a net basis for asset/(liability) positions and reported in the Consolidated Balance Sheet in other investments and other liabilities.

(6) Includes fair value of reinsurance recoverables of approximately $2.6 billion and $1.7 billion as of December 31, 2011 and December 31, 2010, respectively, related to a transaction entered into with an affiliated captive reinsurer. See Note 16 of the Notes to Consolidated Financial Statements for more information.

(7) Includes both market and non-market impacts in deriving realized and unrealized gains (losses).

FAIR VALUE OPTION

The Company elected the fair value option for its investments containing an embedded credit derivative which were not bifurcated as a result of adoption of new accounting guidance effective July 1, 2010. The underlying credit risk of these securities is primarily corporate bonds and commercial real estate. The Company elected the fair value option given the complexity of bifurcating the economic components associated with the embedded credit derivative. Additionally, the Company elected the fair value option for purchases of foreign government securities to align with the accounting for yen-based fixed annuity liabilities, which are adjusted for changes in spot rates through realized gains and losses. Similar to other fixed maturities, income earned from these securities is recorded in net investment income. Changes in the fair value of these securities are recorded in net realized capital gains and losses.

The Company previously elected the fair value option for one of its consolidated VIEs in order to apply a consistent accounting model for the VIE's assets and liabilities. The VIE is an investment vehicle that holds high quality investments, derivative instruments that references third-party corporate credit and issues notes to investors that reflect the credit characteristics of the high quality investments and derivative instruments. The risks and rewards associated with the assets of the VIE inure to the investors. The investors have no recourse against the Company. As a result, there has been no adjustment to the market value of the notes for the Company's own credit risk.

The following table presents the changes in fair value of those assets and liabilities accounted for using the fair value option reported in net realized capital gains and losses in the Company's Consolidated Statements of Operations.

                                         FOR THE YEARS ENDED
                                            DECEMBER 31,
                                2011                       2010
---------------------------------------------------------------------
ASSETS
 Fixed maturities, FVO
  ABS                                 $ --                   $(5)
  Corporate                             10                    (7)
  CRE CDOs                             (33)                   79
  Foreign government                    45                    --
OTHER LIABILITIES
 Credit-linked notes                    28                   (26)
                                     -----                 -----
  TOTAL REALIZED CAPITAL GAINS         $50                   $41
                                     -----                 -----

The following table presents the fair value of assets and liabilities accounted for using the fair value option included in the Company's Consolidated Balance Sheets.

                                          AS OF DECEMBER 31,
                                2011                         2010
-----------------------------------------------------------------------
ASSETS
 Fixed maturities, FVO
  ABS                                    $65                   $64
  CRE CDOs                               214                   260
  Corporate                              272                   251
  Foreign government                     766                    64
                                     -------                 -----
 Total fixed maturities, FVO          $1,317                  $639
OTHER LIABILITIES
 Credit-linked notes (1)                  $9                   $37
                                     -------                 -----

(1) As of December 31, 2011 and 2010, the outstanding principal balance of the notes was $243.

FINANCIAL INSTRUMENTS NOT CARRIED AT FAIR VALUE

The following presents carrying amounts and fair values of the Company's financial instruments not carried at fair value, and not included in the above fair value discussion as of December 31, 2011 and 2010 were as follows:

                                         DECEMBER 31, 2011                    DECEMBER 31, 2010
                                     CARRYING               FAIR          CARRYING               FAIR
                                      AMOUNT                VALUE          AMOUNT                VALUE
--------------------------------------------------------------------------------------------------------
ASSETS
 Policy loans                           $1,952               $2,099          $2,128               $2,164
 Mortgage loans                          4,182                4,382           3,244                3,272
                                     ---------            ---------       ---------            ---------
LIABILITIES
 Other policyholder funds and
  benefits payable (1)                 $10,065              $10,959         $10,824              $11,050
 Consumer notes (2)                        310                  305             377                  392
                                     ---------            ---------       ---------            ---------

(1) Excludes group accident and health and universal life insurance contracts, including corporate owned life insurance.

(2)  Excludes amounts carried at fair value and included in disclosures above.

The Company has not made any changes in its valuation methodologies for the following assets and liabilities since December 31, 2010.

- Fair value for policy loans and consumer notes were estimated using discounted cash flow calculations using current interest rates.

- Fair values for mortgage loans were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

- Other policyholder funds and benefits payable, not carried at fair value, is determined by estimating future cash flows, discounted at the current market rate.

4. INVESTMENTS AND DERIVATIVE INSTRUMENTS

SIGNIFICANT INVESTMENT ACCOUNTING POLICIES

OVERVIEW

The Company's investments in fixed maturities include bonds, redeemable preferred stock and commercial paper. These investments, along with certain equity securities, which include common and non-redeemable preferred stocks, are classified as AFS and are carried at fair value. The after-tax difference from cost or amortized cost is reflected in stockholders' equity as a component of Other Comprehensive Income (Loss) ("OCI"), after adjustments for the effect of deducting the life and pension policyholders' share of the immediate participation guaranteed contracts and certain life and annuity deferred policy acquisition costs and reserve adjustments. Fixed maturities for which the Company elected the fair value option are classified as FVO and are carried at fair value. The equity investments associated with the variable annuity products offered in Japan are recorded at fair value and are classified as trading with changes in fair value recorded in net investment income. Policy loans are carried at outstanding balance. Mortgage loans are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances. Short-term investments are carried at amortized cost, which approximates fair value. Limited partnerships and other alternative investments are reported at their carrying value with the change in carrying value accounted for under the equity method and accordingly the Company's share of earnings are included in net investment income. Recognition of limited partnerships and other alternative investment income is delayed due to the availability of the related financial information, as private equity and other funds are generally on a three-month delay and hedge funds are on a one-month delay. Accordingly, income for the years ended December 31, 2011, 2010 and 2009 may not include the full impact of current year changes in valuation of the underlying assets and liabilities, which are generally obtained from the limited partnerships and other alternative investments' general partners. Other investments primarily consist of derivatives instruments which are carried at fair value.

RECOGNITION AND PRESENTATION OF OTHER-THAN-TEMPORARY IMPAIRMENTS

The Company deems debt securities and certain equity securities with debt-like characteristics (collectively "debt securities") to be other-than-temporarily impaired ("impaired") if a security meets the following conditions: a) the Company intends to sell or it is more likely than not the Company will be required to sell the security before a recovery in value, or b) the Company does not expect to recover the entire amortized cost basis of the security. If the Company intends to sell or it is more likely than not the Company will be required to sell the security before a recovery in value, a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. For those impaired debt securities which do not meet the first condition and for which the Company does not expect to recover the entire amortized cost basis, the difference between the security's amortized cost basis and the fair value is separated into the portion representing a credit other-than-temporary impairment ("impairment"), which is recorded in net realized capital losses, and the remaining impairment, which is recorded in OCI. Generally, the Company determines a security's credit impairment as the difference between its amortized cost basis and its best estimate of expected future cash flows discounted at the security's effective yield prior to impairment. The remaining non-credit impairment, which is recorded in OCI, is the difference between the security's fair value and the Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment, which typically represents current market liquidity and risk premiums. The previous amortized cost basis less the impairment recognized in net realized capital losses becomes the security's new cost basis. The Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield, if necessary.

The Company's evaluation of whether a credit impairment exists for debt securities includes but is not limited to, the following factors: (a) changes in the financial condition of the security's underlying collateral, (b) whether the issuer is current on contractually obligated interest and principal payments,
(c) changes in the financial condition, credit rating and near-term prospects of the issuer, (d) the extent to which the fair value has been less than the amortized cost of the security and (e) the payment structure of the security. The Company's best estimate of expected future cash flows used to determine the credit loss amount is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the security. The Company's best estimate of future cash flows involves assumptions including, but not limited to, various performance indicators, such as historical and projected default and recovery rates, credit ratings, current and projected delinquency rates, and loan-to-value ("LTV") ratios. In addition, for structured securities, the Company considers factors including, but not limited to, average cumulative collateral loss rates that vary by vintage year, commercial and residential property value declines that vary by property type and location and commercial real estate delinquency levels. These assumptions require the use of significant management judgment and include the probability of issuer default and estimates regarding timing and amount of expected recoveries which may include estimating the underlying collateral value. In addition, projections of expected future debt security cash flows may change based upon new information regarding the performance of the issuer and/or underlying collateral such as changes in the projections of the underlying property value estimates.

For equity securities where the decline in the fair value is deemed to be other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost basis of the security. The previous cost basis less the impairment becomes the security's new cost basis. The Company asserts its intent and ability to retain those equity securities deemed to be temporarily impaired until the price recovers. Once identified, these securities are systematically restricted from trading unless approved by a committee of investment and accounting professionals ("Committee"). The Committee will only authorize the sale of these securities based on predefined criteria that relate to events that could not have been reasonably foreseen. Examples of the criteria include, but are not limited to, the deterioration in the issuer's financial condition, security price declines, a change in regulatory requirements or a major business combination or major disposition.

The primary factors considered in evaluating whether an impairment exists for an equity security include, but are not limited to: (a) the length of time and extent to which the fair value has been less than the cost of the security, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, (c) whether the issuer is current on preferred stock dividends and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery.

MORTGAGE LOAN VALUATION ALLOWANCES

The Company's security monitoring process reviews mortgage loans on a quarterly basis to identify potential credit losses. Commercial mortgage loans are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. Criteria used to determine if an impairment exists include, but are not limited to: current and projected macroeconomic factors, such as unemployment rates, and property-specific factors such as rental rates, occupancy levels, LTV ratios and debt service coverage ratios ("DSCR"). In addition, the Company considers historic, current and projected delinquency rates and property values. These assumptions require the use of significant management judgment and include the probability and timing of borrower default and loss severity estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the borrower and/or underlying collateral such as changes in the projections of the underlying property value estimates.

For mortgage loans that are deemed impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of either (a) the present value of the expected future cash flows discounted at the loan's effective interest rate, (b) the loan's observable market price or, most frequently, (c) the fair value of the collateral. A valuation allowance has been established for either individual loans or as a projected loss contingency for loans with an LTV ratio of 90% or greater and consideration of other credit quality factors, including DSCR. Changes in valuation allowances are recorded in net realized capital gains and losses. Interest income on impaired loans is accrued to the extent it is deemed collectible and the loans continue to perform under the original or restructured terms. Interest income ceases to accrue for loans when it is probable that the Company will not receive interest and principal payments according to the contractual terms of the loan agreement, or if a loan is more than 60 days past due. Loans may resume accrual status when it is determined that sufficient collateral exists to satisfy the full amount of the loan and interest payments, as well as when it is probable cash will be received in the foreseeable future. Interest income on defaulted loans is recognized when received.

NET REALIZED CAPITAL GAINS AND LOSSES

Net realized capital gains and losses from investment sales, after deducting the life and pension policyholders' share for certain products, are reported as a component of revenues and are determined on a specific identification basis, as well as changes in value associated with fixed maturities for which the fair value option was elected. Net realized capital gains and losses also result from fair value changes in derivatives contracts (both free-standing and embedded) that do not qualify, or are not designated, as a hedge for accounting purposes, and the change in value of derivatives in certain fair-value hedge relationships. Impairments and mortgage loan valuation allowances are recognized as net realized capital losses in accordance with the Company's policies previously discussed. Foreign currency transaction remeasurements are also included in net realized capital gains and losses.

NET INVESTMENT INCOME

Interest income from fixed maturities and mortgage loans is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. Prepayment fees on fixed maturities and mortgage loans are recorded in net investment income when earned. For limited partnerships and other alternative investments, the equity method of accounting is used to recognize the Company's share of earnings. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield, if necessary. The Company's non-income producing investments were not material for the years ended December 31, 2011, 2010 and 2009.

Net investment income on equity securities, trading, includes dividend income and the changes in market value of the securities associated with the variable annuity products sold in Japan and the United Kingdom. The returns on these policyholder-directed investments inure to the benefit of the variable annuity policyholders but the underlying funds do not meet the criteria for separate account reporting. Accordingly, these assets are reflected in the Company's general account and the returns credited to the policyholders are reflected in interest credited, a component of benefits, losses and loss adjustment expenses.

SIGNIFICANT DERIVATIVE INSTRUMENTS ACCOUNTING POLICIES

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread and issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions.

Interest rate, volatility, dividend, credit default and index swaps involve the periodic exchange of cash flows with other parties, at specified intervals, calculated using agreed upon rates or other financial variables and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike interest rate or falls below the floor strike interest rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception and no principal payments are exchanged.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

The Company's derivative transactions are used in strategies permitted under the derivative use plans required by the State of Connecticut, the State of Illinois and the State of New York insurance departments.

ACCOUNTING AND FINANCIAL STATEMENT PRESENTATION OF DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Derivative instruments are recognized on the Consolidated Balance Sheets at fair value. For balance sheet presentation purposes, the Company offsets the fair value amounts, income accruals, and cash collateral held, related to derivative instruments executed in a legal entity and with the same counterparty under a master netting agreement, which provides the Company with the legal right of offset.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair value" hedge), (2) a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability ("cash flow" hedge), (3) a hedge of a net investment in a foreign operation ("net investment" hedge) or (4) held for other investment and/or risk management purposes, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting.

Fair Value Hedges

Changes in the fair value of a derivative that is designated and qualifies as a fair value hedge, including foreign-currency fair value hedges, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings with any differences between the net change in fair value of the derivative and the hedged item representing the hedge ineffectiveness. Periodic cash flows and accruals of income/expense ("periodic derivative net coupon settlements") are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Cash Flow Hedges

Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge, including foreign-currency cash flow hedges, are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the consolidated statements of operations in which the cash flows of the hedged item are recorded. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Net Investment in a Foreign Operation Hedges

Changes in fair value of a derivative used as a hedge of a net investment in a foreign operation, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within AOCI. Cumulative changes in fair value recorded in AOCI are reclassified into earnings upon the sale or complete, or substantially complete, liquidation of the foreign entity. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Other Investment and/or Risk Management Activities

The Company's other investment and/or risk management activities primarily relate to strategies used to reduce economic risk or replicate permitted investments and do not receive hedge accounting treatment. Changes in the fair value, including periodic derivative net coupon settlements, of derivative instruments held for other investment and/or risk management purposes are reported in current period earnings as net realized capital gains and losses.

HEDGE DOCUMENTATION AND EFFECTIVENESS TESTING

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in fair value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as fair value, cash flow, or net investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions and defining the effectiveness and ineffectiveness testing methods to be used. The Company also formally assesses both at the hedge's inception and ongoing on a quarterly basis, whether the derivatives that are used in hedging transactions have been and are expected to continue to be highly effective in offsetting changes in fair values or cash flows of hedged items. Hedge effectiveness is assessed using qualitative and quantitative methods. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Quantitative methods include regression or other statistical analysis of changes in fair value or cash flows associated with the hedge relationship. Hedge ineffectiveness of the hedge relationships are measured each reporting period using the "Change in Variable Cash Flows Method", the "Change in Fair Value Method", the "Hypothetical Derivative Method", or the "Dollar Offset Method".

DISCONTINUANCE OF HEDGE ACCOUNTING

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative is de-designated as a hedging instrument; or (3) the derivative expires or is sold, terminated or exercised.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings.

When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.

In other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are reclassified into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

EMBEDDED DERIVATIVES

The Company purchases and issues financial instruments and products that contain embedded derivative instruments. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated balance sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.

CREDIT RISK

Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. For each legal entity of the Company, credit exposures are generally quantified daily based on the prior business day's market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds for every counterparty. The maximum uncollateralized threshold for a derivative counterparty for a single level entity is $10. The Company also minimizes the credit risk of derivative instruments by entering into transactions with high quality counterparties primarily rated A or better, which are monitored and evaluated by the Company's risk management team and reviewed by senior management. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company generally requires that derivative contracts, other than exchange traded contracts, certain forward contracts, and certain embedded and reinsurance derivatives, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

NET INVESTMENT INCOME (LOSS)

                                         FOR THE YEARS ENDED
                                             DECEMBER 31,
                                                 2010
                           2011              (BEFORE-TAX)            2009
--------------------------------------------------------------------------------
Fixed maturities             $1,941              $1,977              $2,094
Equity securities, AFS           10                  14                  43
Mortgage loans                  206                 199                 232
Policy loans                    128                 129                 136
Limited partnerships and
 other alternative
 investments                    143                 121                (171)
Other investments               226                 253                 242
Investment expenses             (74)                (72)                (71)
                           --------            --------            --------
 TOTAL SECURITIES AFS AND
                    OTHER     2,580               2,621               2,505
Equity securities,
 trading                        (14)                238                 343
                           --------            --------            --------
     TOTAL NET INVESTMENT
            INCOME (LOSS)    $2,566              $2,859              $2,848
                           --------            --------            --------

The net unrealized gain (loss) on equity securities, trading, included in net investment income during the years ended December 31, 2011, 2010 and 2009, was ($111), $160 and $276, respectively, substantially all of which have corresponding amounts credited to policyholders. These amounts were not included in gross unrealized gains (losses).

NET REALIZED CAPITAL GAINS (LOSSES)

                                           FOR THE YEARS ENDED
                                              DECEMBER 31,
                                                 2010
                              2011           (Before-tax)            2009
--------------------------------------------------------------------------------
Gross gains on sales            $405               $486                $364
Gross losses on sales           (200)              (336)               (828)
Net OTTI losses recognized
 in earnings                    (125)              (336)             (1,192)
Valuation allowances on
 mortgage loans                   25               (108)               (292)
Japanese fixed annuity
 contract hedges, net (1)          3                 27                  47
Periodic net coupon
 settlements on credit
 derivatives/Japan                --                 (3)                (33)
Results of variable annuity
 hedge program
 U. S. GMWB derivatives, net    (397)                89               1,464
 U. S. Macro hedge program      (216)              (445)               (733)
                              ------            -------            --------
 Total U.S. program             (613)              (356)                731
International program            723                (13)               (138)
                              ------            -------            --------
Total results of variable
 annuity hedge program           110               (369)                593
GMIB/GMAB/GMWB reinsurance
 assumed                        (326)              (769)              1,106
Coinsurance and modified
 coinsurance ceded
 reinsurance contracts           373                284                (577)
Other, net (2)                  (264)               180                 (64)
                              ------            -------            --------
  NET REALIZED CAPITAL GAINS
                    (LOSSES)      $1              $(944)              $(876)
                              ------            -------            --------

(1) Relates to the Japanese fixed annuity product (adjustment of product liability for changes in spot currency exchange rates, related derivative hedging instruments, excluding net period coupon settlements, and Japan FVO securities).

(2) Primarily consists of losses on non-qualifying derivatives and fixed maturities, FVO, Japan 3Win related foreign currency swaps and other investment gains and losses.

SALES OF AVAILABLE-FOR-SALE SECURITIES

                                      FOR THE YEARS ENDED DECEMBER 31,
                                    2011            2010            2009
--------------------------------------------------------------------------------
Fixed maturities, AFS
 Sale proceeds                      $19,861         $27,739         $27,809
 Gross gains                            354             413             495
 Gross losses                          (205)           (299)           (830)
Equity securities, AFS
 Sale proceeds                         $147            $171            $162
 Gross gains                             50              12               2
 Gross losses                            --              (4)            (27)
                                  ---------       ---------       ---------

Sales of AFS securities in 2011 were the result of the reinvestment into spread product well-positioned for modest economic growth, as well as the purposeful reduction of certain exposures.

OTHER-THAN-TEMPORARY IMPAIRMENT LOSSES

The following table presents a roll-forward of the Company's cumulative credit impairments on debt securities held as of December 31, 2011 and 2010.

                                      FOR THE YEARS ENDED DECEMBER 31,
                                    2011            2010            2009
--------------------------------------------------------------------------------
Balance as of beginning of
 period                             $(1,598)        $(1,632)           $ --
Credit impairments remaining in
 retained earnings related to
 adoption of new accounting
 guidance in April 2009                  --              --            (941)
Additions for credit impairments
 recognized on (1):
 Securities not previously
  impaired                              (41)           (181)           (690)
 Securities previously impaired         (47)           (122)           (201)
Reductions for credit
 impairments previously
 recognized on:
 Securities that matured or were
  sold during the period                358             314             196
 Securities that the Company
  intends to sell or more likely
  than not will be required to
  sell before recovery                   --              --               1
 Securities due to an increase
  in expected cash flows                  9              23               3
                                  ---------       ---------       ---------
     BALANCE AS OF END OF PERIOD    $(1,319)        $(1,598)        $(1,632)
                                  ---------       ---------       ---------

(1) These additions are included in the net OTTI losses recognized in earnings in the Consolidated Statements of Operations.

AVAILABLE-FOR-SALE SECURITIES

The following table presents the Company's AFS securities by type.

                                                                        DECEMBER 31, 2011
                                    COST OR                 GROSS                  GROSS                                NON-
                                   AMORTIZED              UNREALIZED             UNREALIZED           FAIR             CREDIT
                                     COST                   GAINS                  LOSSES             VALUE           OTTI (1)
----------------------------------------------------------------------------------------------------------------------------------
ABS                                  $2,361                    $38                  $(306)            $2,093              $(3)
CDOs                                  2,055                     15                   (272)             1,798              (29)
CMBS                                  4,418                    169                   (318)             4,269              (19)
Corporate (2)                        28,084                  2,729                   (539)            30,229               --
Foreign govt./govt. agencies          1,121                    106                     (3)             1,224               --
Municipal                             1,504                    104                    (51)             1,557               --
RMBS                                  4,069                    170                   (416)             3,823              (97)
U.S. Treasuries                       2,624                    162                     (1)             2,785
                                    -------                 ------                 ------            -------            -----
  TOTAL FIXED MATURITIES, AFS        46,236                  3,493                 (1,906)            47,778             (148)
Equity securities, AFS                  443                     21                    (66)               398               --
                                    -------                 ------                 ------            -------            -----
         TOTAL AFS SECURITIES       $46,679                 $3,514                 $(1,972)          $48,176            $(148)
                                    -------                 ------                 ------            -------            -----

                                                                        DECEMBER 31, 2010
                                    COST OR                 GROSS                  GROSS                                NON-
                                   AMORTIZED              UNREALIZED             UNREALIZED           FAIR             CREDIT
                                     COST                   GAINS                  LOSSES             VALUE           OTTI (1)
-----------------------------  ---------------------------------------------------------------------------------------------------
ABS                                  $2,395                    $29                  $(356)            $2,068              $(1)
CDOs                                  2,278                     --                   (379)             1,899              (59)
CMBS                                  5,283                    146                   (401)             5,028              (15)
Corporate (2)                        25,934                  1,545                   (538)            26,915                6
Foreign govt./govt. agencies            963                     48                     (9)             1,002               --
Municipal                             1,149                      7                   (124)             1,032               --
RMBS                                  4,450                     79                   (411)             4,118             (113)
U.S. Treasuries                       2,871                     11                   (110)             2,772               --
                                    -------                 ------                 ------            -------            -----
  TOTAL FIXED MATURITIES, AFS        45,323                  1,865                 (2,328)            44,834             (182)
Equity securities, AFS                  320                     61                    (41)               340               --
                                    -------                 ------                 ------            -------            -----
         TOTAL AFS SECURITIES       $45,643                 $1,926                 $(2,369)          $45,174            $(182)
                                    -------                 ------                 ------            -------            -----

(1) Represents the amount of cumulative non-credit OTTI losses recognized in OCI on securities that also had credit impairments. These losses are included in gross unrealized losses as of December 31, 2011 and 2010.

(2) Gross unrealized gains (losses) exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).

The following table presents the Company's fixed maturities, AFS, by contractual maturity year.

                                              DECEMBER 31, 2011
                             AMORTIZED COST                      FAIR VALUE
--------------------------------------------------------------------------------
MATURITY
One year or less                        $2,340                       $2,359
Over one year through five
 years                                  10,006                       10,378
Over five years through ten
 years                                   8,133                        8,728
Over ten years                          12,854                       14,330
                                     ---------                    ---------
 Subtotal                               33,333                       35,795
Mortgage-backed and
 asset-backed securities                12,903                       11,983
                                     ---------                    ---------
                      TOTAL            $46,236                      $47,778
                                     ---------                    ---------

Estimated maturities may differ from contractual maturities due to security call or prepayment provisions. Due to the potential for variability in payment spreads (i.e. prepayments or extensions), mortgage-backed and asset-backed securities are not categorized by contractual maturity.

CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk.

As of December 31, 2011 and 2010, the Company was not exposed to any concentration of credit risk of a single issuer greater than 10% of the Company's stockholders' equity other than U.S. government and certain U.S. government agencies. As of December 31, 2011, other than U.S. government and certain U.S. government agencies, the Company's three largest exposures by issuer were the Government of Japan, the Government of the United Kingdom and AT&T Inc. which each comprised less than 1.2% of total invested assets. As of December 31, 2010, other than U.S. government and certain U.S. government agencies, the Company's three largest exposures by issuer were JP Morgan Chase & Co., Berkshire Hathaway Inc. and Wells Fargo & Co. which each comprised less than 0.6% of total invested assets.

The Company's three largest exposures by sector as of December 31, 2011 were commercial real estate, U.S. Treasuries and utilities which comprised approximately 14%, 9% and 9%, respectively, of total invested assets. The Company's three largest exposures by sector as of December 31, 2010 were commercial real estate, U.S. Treasuries and financial services which comprised approximately 15%, 10% and 9%, respectively, of total invested assets.

SECURITY UNREALIZED LOSS AGING

The following tables present the Company's unrealized loss aging for AFS securities by type and length of time the security was in a continuous unrealized loss position.

                                                           DECEMBER 31, 2011
                                                        LESS THAN 12 MONTHS
                                           AMORTIZED            FAIR          UNREALIZED
                                              COST             VALUE            LOSSES
------------------------------------------------------------------------------------------------
ABS                                            $420              $385             $(35)
CDOs                                             80                58              (22)
CMBS                                            911               830              (81)
Corporate (1)                                 2,942             2,823             (119)
Foreign govt./govt. agencies                     24                23               (1)
Municipal                                       202               199               (3)
RMBS                                            355               271              (84)
U.S. Treasuries                                 185               184               (1)
                                             ------            ------            -----
                TOTAL FIXED MATURITIES        5,119             4,773             (346)
Equity securities                               115                90              (25)
                                             ------            ------            -----
TOTAL SECURITIES IN AN UNREALIZED LOSS       $5,234            $4,863            $(371)
                                             ------            ------            -----

                                                            DECEMBER 31, 2011
                                                          12 MONTHS OR MORE
                                           AMORTIZED            FAIR           UNREALIZED
                                              COST             VALUE             LOSSES
--------------------------------------  ----------------------------------------------------------
ABS                                          $1,002              $731              $(271)
CDOs                                          1,956             1,706               (250)
CMBS                                          1,303             1,066               (237)
Corporate (1)                                 2,353             1,889               (420)
Foreign govt./govt. agencies                     40                38                 (2)
Municipal                                       348               300                (48)
RMBS                                          1,060               728               (332)
U.S. Treasuries                                   -                 -                  -
                                             ------            ------            -------
                TOTAL FIXED MATURITIES        8,062             6,458             (1,560)
Equity securities                               104                63                (41)
                                             ------            ------            -------
TOTAL SECURITIES IN AN UNREALIZED LOSS       $8,166            $6,521            $(1,601)
                                             ------            ------            -------

                                                           DECEMBER 31, 2011
                                                                 TOTAL
                                            AMORTIZED            FAIR            UNREALIZED
                                              COST               VALUE             LOSSES
--------------------------------------  -------------------------------------------------------
ABS                                           $1,422             $1,116              $(306)
CDOs                                           2,036              1,764               (272)
CMBS                                           2,214              1,896               (318)
Corporate (1)                                  5,295              4,712               (539)
Foreign govt./govt. agencies                      64                 61                 (3)
Municipal                                        550                499                (51)
RMBS                                           1,415                999               (416)
U.S. Treasuries                                  185                184                 (1)
                                             -------            -------            -------
                TOTAL FIXED MATURITIES        13,181             11,231             (1,906)
Equity securities                                219                153                (66)
                                             -------            -------            -------
TOTAL SECURITIES IN AN UNREALIZED LOSS       $13,400            $11,384            $(1,972)
                                             -------            -------            -------

(1) Unrealized losses exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).

                                                           DECEMBER 31, 2010
                                                        LESS THAN 12 MONTHS
                                            COST OR
                                           AMORTIZED            FAIR          UNREALIZED
                                              COST             VALUE            LOSSES
------------------------------------------------------------------------------------------------
ABS                                            $237              $226             $(11)
CDOs                                            316               288              (28)
CMBS                                            374               355              (19)
Corporate                                     3,726             3,591             (130)
Foreign govt./govt. agencies                    250               246               (4)
Municipal                                       415               399              (16)
RMBS                                          1,187             1,155              (32)
U.S. Treasuries                               1,142             1,073              (69)
                                             ------            ------            -----
           TOTAL FIXED MATURITIES, AFS        7,647             7,333             (309)
Equity securities. AFS                           18                17               (1)
                                             ------            ------            -----
 TOTAL AFS SECURITIES IN AN UNREALIZED
                                  LOSS       $7,665            $7,350            $(310)
                                             ------            ------            -----

                                                             DECEMBER 31, 2010
                                                          12 MONTHS OR MORE
                                             COST OR
                                            AMORTIZED            FAIR           UNREALIZED
                                              COST              VALUE             LOSSES
--------------------------------------  -----------------------------------------------------------
ABS                                           $1,226              $881              $(345)
CDOs                                           1,934             1,583               (351)
CMBS                                           2,532             2,150               (382)
Corporate                                      2,777             2,348               (408)
Foreign govt./govt. agencies                      40                35                 (5)
Municipal                                        575               467               (108)
RMBS                                           1,379             1,000               (379)
U.S. Treasuries                                  158               117                (41)
                                             -------            ------            -------
           TOTAL FIXED MATURITIES, AFS        10,621             8,581             (2,019)
Equity securities. AFS                           148               108                (40)
                                             -------            ------            -------
 TOTAL AFS SECURITIES IN AN UNREALIZED
                                  LOSS       $10,769            $8,689            $(2,059)
                                             -------            ------            -------

                                                           DECEMBER 31, 2010
                                                                 TOTAL
                                             COST OR
                                            AMORTIZED            FAIR            UNREALIZED
                                              COST               VALUE             LOSSES
--------------------------------------  -------------------------------------------------------
ABS                                           $1,463             $1,107              $(356)
CDOs                                           2,250              1,871               (379)
CMBS                                           2,906              2,505               (401)
Corporate                                      6,503              5,939               (538)
Foreign govt./govt. agencies                     290                281                 (9)
Municipal                                        990                866               (124)
RMBS                                           2,566              2,155               (411)
U.S. Treasuries                                1,300              1,190               (110)
                                             -------            -------            -------
           TOTAL FIXED MATURITIES, AFS        18,268             15,914             (2,328)
Equity securities. AFS                           166                125                (41)
                                             -------            -------            -------
 TOTAL AFS SECURITIES IN AN UNREALIZED
                                  LOSS       $18,434            $16,039            $(2,369)
                                             -------            -------            -------

As of December 31, 2011, AFS securities in an unrealized loss position, comprised of 1,922 securities, primarily related to corporate securities primarily within the financial services sector, CMBS and RMBS which have experienced significant price deterioration. As of December 31, 2011, 73% of these securities were depressed less than 20% of cost or amortized cost. The decline in unrealized losses during 2011 was primarily attributable to a decline in interest rates, partially offset by credit spread widening.

Most of the securities depressed for twelve months or more relate to structured securities with exposure to commercial and residential real estate, as well as certain floating rate corporate securities or those securities with greater than 10 years to maturity, concentrated in the financial services sector. Current market spreads continue to be significantly wider for structured securities with exposure to commercial and residential real estate, as compared to spreads at the security's respective purchase date, largely due to the economic and market uncertainties regarding future performance of commercial and residential real estate. In addition, the majority of securities have a floating-rate coupon referenced to a market index where rates have declined substantially. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined above.

MORTGAGE LOANS

                                                   DECEMBER 31, 2011
                                  AMORTIZED            VALUATION            CARRYING
                                   COST (1)            ALLOWANCE             VALUE
----------------------------------------------------------------------------------------
Commercial                           $4,205               $(23)               $4,182
                                   --------              -----              --------
         TOTAL MORTGAGE LOANS        $4,205               $(23)               $4,182
                                   --------              -----              --------

                                                   DECEMBER 31, 2010
                                  AMORTIZED            VALUATION            CARRYING
                                   COST (1)            ALLOWANCE             VALUE
-----------------------------  ---------------------------------------------------------
Commercial                           $3,306                (62)                3,244
                                   --------              -----              --------
         TOTAL MORTGAGE LOANS        $3,306               $(62)               $3,244
                                   --------              -----              --------

(1) Amortized cost represents carrying value prior to valuation allowances, if any.

As of December 31, 2011, the carrying value of mortgage loans associated with the valuation allowance was $347. Included in the table above are mortgage loans held-for-sale with a carrying value and valuation allowance of $57 and $4, respectively, as of December 31, 2011, and $64 and $4, respectively, as of December 31, 2010. The carrying value of these loans is included in mortgage loans in the Company's Consolidated Balance Sheets. As of December 31, 2011, loans within the Company's mortgage loan portfolio that have had extensions or restructurings other than what is allowable under the original terms of the contract are immaterial.

The following table presents the activity within the Company's valuation allowance for mortgage loans. These loans have been evaluated both individually and collectively for impairment. Loans evaluated collectively for impairment are immaterial.

                                     FOR THE YEARS ENDED DECEMBER 31,
                                     2011              2010          2009
--------------------------------------------------------------------------------
BALANCE AS OF JANUARY 1              $ (62)            $ (260)        $ (13)
Additions                               25               (108)         (292)
Deductions                              14                306            45
                                     -----            -------       -------
BALANCE AS OF DECEMBER 31             $(23)              $(62)        $(260)
                                     -----            -------       -------

The current weighted-average LTV ratio of the Company's commercial mortgage loan portfolio was 66% as of December 31, 2011, while the weighted-average LTV ratio at origination of these loans was 63%. LTV ratios compare the loan amount to the value of the underlying property collateralizing the loan. The loan values are updated no less than annually through property level reviews of the portfolio. Factors considered in the property valuation include, but are not limited to, actual and expected property cash flows, geographic market data and capitalization rates. DSCRs compare a property's net operating income to the borrower's principal and interest payments. The current weighted average DSCR of the Company's commercial mortgage loan portfolio was approximately 1.99x as of December 31, 2011. The Company did not hold any commercial mortgage loans greater than 60 days past due.

The following table presents the carrying value of the Company's commercial mortgage loans by LTV and DSCR.

                    COMMERCIAL MORTGAGE LOANS CREDIT QUALITY

                                                DECEMBER 31, 2011                                DECEMBER 31, 2010
                                      Carrying              Avg. Debt-Service          Carrying              Avg. Debt-Service
                                       Value                  Coverage Ratio            Value                  Coverage Ratio
---------------------------------------------------------------------------------------------------------------------------------
LOAN-TO-VALUE
Greater than 80%                          $422                     1.67x                   $961                     1.67x
65% - 80%                                1,779                     1.57x                  1,366                     2.11x
Less than 65%                            1,981                     2.45x                    917                     2.44x
                                      --------                    ------               --------                    ------
TOTAL COMMERCIAL MORTGAGE LOANS         $4,182                     1.99X                 $3,244                     2.07X
                                      --------                    ------               --------                    ------

The following tables present the carrying value of the Company's mortgage loans by region and property type.

                            MORTGAGE LOANS BY REGION

                                                       DECEMBER 31, 2011                           DECEMBER 31, 2010
                                                CARRYING               PERCENT OF           CARRYING               PERCENT OF
                                                 VALUE                    TOTAL              VALUE                    TOTAL
---------------------------------------------------------------------------------------------------------------------------------
East North Central                                   $59                     1.4%                $51                     1.6%
Middle Atlantic                                      401                     9.6%                344                    10.6%
Mountain                                              61                     1.5%                 49                     1.5%
New England                                          202                     4.8%                188                     5.8%
Pacific                                            1,268                    30.3%                898                    27.7%
South Atlantic                                       810                    19.4%                679                    20.9%
West North Central                                    16                     0.4%                 19                     0.6%
West South Central                                   115                     2.7%                117                     3.6%
Other (1)                                          1,250                    29.9%                899                    27.7%
                                                --------                 -------            --------                 -------
                     TOTAL MORTGAGE LOANS         $4,182                   100.0%             $3,244                   100.0%
                                                --------                 -------            --------                 -------

(1) Primarily represents loans collateralized by multiple properties in various regions.

                        MORTGAGE LOANS BY PROPERTY TYPE

                                                       DECEMBER 31, 2011                           DECEMBER 31, 2010
                                                CARRYING               PERCENT OF           CARRYING               PERCENT OF
                                                 VALUE                    TOTAL              VALUE                    TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Commercial
 Agricultural                                       $127                     3.0%               $177                     5.5%
 Industrial                                        1,262                    30.1%                833                    25.7%
 Lodging                                              84                     2.0%                123                     3.8%
 Multifamily                                         734                    17.6%                479                    14.8%
 Office                                              836                    20.0%                796                    24.5%
 Retail                                              918                    22.0%                556                    17.1%
 Other                                               221                     5.3%                280                     8.6%
                                                --------                 -------            --------                 -------
                     TOTAL MORTGAGE LOANS         $4,182                   100.0%             $3,244                   100.0%
                                                --------                 -------            --------                 -------

VARIABLE INTEREST ENTITIES

The Company is involved with various special purpose entities and other entities that are deemed to be VIEs primarily as a collateral manager and as an investor through normal investment activities, as well as a means of accessing capital. A VIE is an entity that either has investors that lack certain essential characteristics of a controlling financial interest or lacks sufficient funds to finance its own activities without financial support provided by other entities.

The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and therefore is the primary beneficiary. The Company is deemed to have a controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE. Based on the Company's assessment, if it determines it is the primary beneficiary, the Company consolidates the VIE in the Company's Consolidated Financial Statements.

CONSOLIDATED VIES

The following table presents the carrying value of assets and liabilities, and the maximum exposure to loss relating to the VIEs for which the Company is the primary beneficiary. Creditors have no recourse against the Company in the event of default by these VIEs nor does the Company have any implied or unfunded commitments to these VIEs. The Company's financial or other support provided to these VIEs is limited to its investment management services and original investment.

                                                               DECEMBER 31, 2011            MAXIMUM
                                             TOTAL                   TOTAL                  EXPOSURE
                                             ASSETS             LIABILITIES (1)           TO LOSS (2)
--------------------------------------------------------------------------------------------------------
CDOs (3)                                       $491                    $474                     $25
Limited partnerships                              7                       3                       4
                                             ------                  ------                  ------
                                 TOTAL         $498                    $477                     $29
                                             ------                  ------                  ------

                                                               DECEMBER 31, 2010            MAXIMUM
                                             TOTAL                   TOTAL                  EXPOSURE
                                             ASSETS             LIABILITIES (1)           TO LOSS (2)
--------------------------------------  ----------------------------------------------------------------
CDOs (3)                                       $729                    $416                    $265
Limited partnerships                             14                       6                       8
                                             ------                  ------                  ------
                                 TOTAL         $743                    $422                    $273
                                             ------                  ------                  ------

(1)  Included in other liabilities in the Company's Consolidated Balance Sheets.

(2) The maximum exposure to loss represents the maximum loss amount that the Company could recognize as a reduction in net investment income or as a realized capital loss and is the cost basis of the Company's investment.

(3) Total assets included in fixed maturities, AFS, and fixed maturities, FVO, in the Company's Consolidated Balance Sheets.

CDOs represent structured investment vehicles for which the Company has a controlling financial interest as it provides collateral management services, earns a fee for those services and also holds investments in the securities issued by these vehicles. Limited partnerships represent one hedge fund for which the Company holds a majority interest in the fund as an investment.

NON-CONSOLIDATED VIES

The Company does not hold any investments issued by VIEs for which the Company is not the primary beneficiary as of December 31, 2011 and 2010.

In addition, the Company, through normal investment activities, makes passive investments in structured securities issued by VIEs for which the Company is not the manager which are included in ABS, CDOs, CMBS and RMBS in the Available-for-Sale Securities table and fixed maturities, FVO, in the Company's Consolidated Balance Sheets. The Company has not provided financial or other support with respect to these investments other than its original investment. For these investments, the Company determined it is not the primary beneficiary due to the relative size of the Company's investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination which reduces the Company's obligation to absorb losses or right to receive benefits and the Company's inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company's maximum exposure to loss on these investments is limited to the amount of the Company's investment.

EQUITY METHOD INVESTMENTS

The Company has investments in limited partnerships and other alternative investments which include hedge funds, mortgage and real estate funds, mezzanine debt funds, and private equity and other funds (collectively, "limited partnerships"). These investments are accounted for under the equity method and the Company's maximum exposure to loss as of December 31, 2011 is limited to the total carrying value of $1.4 billion. In addition, the Company has outstanding commitments totaling approximately $376, to fund limited partnership and other alternative investments as of December 31, 2011. The Company's investments in limited partnerships are generally of a passive nature in that the Company does not take an active role in the management of the limited partnerships. In 2011, aggregate investment income (losses) from limited partnerships and other alternative investments exceeded 10% of the Company's pre-tax consolidated net income. Accordingly, the Company is disclosing aggregated summarized financial data for the Company's limited partnership investments. This aggregated summarized financial data does not represent the Company's proportionate share of limited partnership assets or earnings. Aggregate total assets of the limited partnerships in which the Company invested totaled $75.7 billion and $81.6 billion as of December 31, 2011 and 2010, respectively. Aggregate total liabilities of the limited partnerships in which the Company invested totaled $13.8 billion and $15.6 billion as of December 31, 2011 and 2010, respectively. Aggregate net investment income (loss) of the limited partnerships in which the Company invested totaled $1.2 billion, $927 and ($437) for the periods ended December 31, 2011, 2010 and 2009, respectively. Aggregate net income (loss) of the limited partnerships in which the Company invested totaled $8.1 billion, $9.7 billion, and ($6.9) billion for the periods ended December 31, 2011, 2010 and 2009, respectively. As of, and for the period ended, December 31, 2011, the aggregated summarized financial data reflects the latest available financial information.

DERIVATIVE INSTRUMENTS

The Company utilizes a variety of over-the-counter and exchange traded derivative instruments as a part of its overall risk management strategy, as well as to enter into replication transactions. Derivative instruments are used to manage risk associated with interest rate, equity market, credit spread, issuer default, price, and currency exchange rate risk or volatility. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that would otherwise be permissible investments under the Company's investment policies. The Company also purchases and issues financial instruments and products that either are accounted for as free-standing derivatives, such as certain reinsurance contracts, or may contain features that are deemed to be embedded derivative instruments, such as the GMWB rider included with certain variable annuity products.

CASH FLOW HEDGES

INTEREST RATE SWAPS

Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity securities or interest payments on floating-rate guaranteed investment contracts to fixed rates. These derivatives are predominantly used to better match cash receipts from assets with cash disbursements required to fund liabilities.

The Company also enters into forward starting swap agreements to hedge the interest rate exposure related to the purchase of fixed-rate securities. These derivatives are primarily structured to hedge interest rate risk inherent in the assumptions used to price certain liabilities.

FOREIGN CURRENCY SWAPS

Foreign currency swaps are used to convert foreign currency-denominated cash flows related to certain investment receipts and liability payments to U.S. dollars in order to minimize cash flow fluctuations due to changes in currency rates.

FAIR VALUE HEDGES

INTEREST RATE SWAPS

Interest rate swaps are used to hedge the changes in fair value of certain fixed rate liabilities and fixed maturity securities due to fluctuations in interest rates.

FOREIGN CURRENCY SWAPS

Foreign currency swaps are used to hedge the changes in fair value of certain foreign currency-denominated fixed rate liabilities due to changes in foreign currency rates by swapping the fixed foreign payments to floating rate U.S. dollar denominated payments.

NON-QUALIFYING STRATEGIES

INTEREST RATE SWAPS, SWAPTIONS, CAPS, FLOORS, AND FUTURES

The Company uses interest rate swaps, swaptions, caps, floors, and futures to manage duration between assets and liabilities in certain investment portfolios. In addition, the Company enters into interest rate swaps to terminate existing swaps, thereby offsetting the changes in value of the original swap. As of December 31, 2011 and 2010, the notional amount of interest rate swaps in offsetting relationships was $5.1 billion and $4.7 billion, respectively.

FOREIGN CURRENCY SWAPS AND FORWARDS

The Company enters into foreign currency swaps and forwards to convert the foreign currency exposures of certain foreign currency-denominated fixed maturity investments to U.S. dollars.

JAPAN 3WIN FOREIGN CURRENCY SWAPS

Prior to the second quarter of 2009, The Company offered certain variable annuity products with a GMIB rider through an affiliate, HLIKK, in Japan. The GMIB rider is reinsured to a wholly-owned U.S. subsidiary, which invests in U.S. dollar denominated assets to support the liability. The U.S. subsidiary entered into pay U.S. dollar, receive yen forward contracts to hedge the currency and interest rate exposure between the U.S. dollar denominated assets and the yen denominated fixed liability reinsurance payments.

JAPANESE FIXED ANNUITY HEDGING INSTRUMENTS

Prior to the second quarter of 2009, The Company offered a yen denominated fixed annuity product through HLIKK and reinsured to a wholly-owned U.S. subsidiary. The U.S. subsidiary invests in U.S. dollar denominated securities to support the yen denominated fixed liability payments and entered into currency rate swaps to hedge the foreign currency exchange rate and yen interest rate exposures that exist as a result of U.S. dollar assets backing the yen denominated liability.

CREDIT DERIVATIVES THAT PURCHASE CREDIT PROTECTION

Credit default swaps are used to purchase credit protection on an individual entity or referenced index to economically hedge against default risk and credit-related changes in value on fixed maturity securities. These contracts require the Company to pay a periodic fee in exchange for compensation from the counterparty should the referenced security issuers experience a credit event, as defined in the contract.

CREDIT DERIVATIVES THAT ASSUME CREDIT RISK

Credit default swaps are used to assume credit risk related to an individual entity, referenced index, or asset pool, as a part of replication transactions. These contracts entitle the Company to receive a periodic fee in exchange for an obligation to compensate the derivative counterparty should the referenced security issuers experience a credit event, as defined in the contract. The Company is also exposed to credit risk due to credit derivatives embedded within certain fixed maturity securities. These securities are primarily comprised of structured securities that contain credit derivatives that reference a standard index of corporate securities.

CREDIT DERIVATIVES IN OFFSETTING POSITIONS

The Company enters into credit default swaps to terminate existing credit default swaps, thereby offsetting the changes in value of the original swap going forward.

EQUITY INDEX SWAPS, OPTIONS AND FUTURES

The Company offers certain equity indexed products, which may contain an embedded derivative that requires bifurcation. The Company enters into S&P index swaps and options to economically hedge the equity volatility risk associated with these embedded derivatives. In addition, during third quarter of 2011 the Company entered into equity index options and futures with the purpose of hedging the impact of an adverse equity market environment on the investment portfolio.

U.S. GMWB PRODUCT DERIVATIVES

The Company offers certain variable annuity products with a GMWB rider in the U.S. The GMWB is a bifurcated embedded derivative that provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. Certain contract provisions can increase the GRB at contractholder election or after the passage of time. The notional value of the embedded derivative is the GRB.

U.S. GMWB REINSURANCE CONTRACTS

The Company has entered into reinsurance arrangements to offset a portion of its risk exposure to the GMWB for the remaining lives of covered variable annuity contracts. Reinsurance contracts covering GMWB are accounted for as free-standing derivatives. The notional amount of the reinsurance contracts is the GRB amount.

U.S. GMWB HEDGING INSTRUMENTS

The Company enters into derivative contracts to partially hedge exposure associated with a portion of the GMWB liabilities that are not reinsured. These derivative contracts include customized swaps, interest rate swaps and futures, and equity swaps, options, and futures, on certain indices including the S&P 500 index, EAFE index, and NASDAQ index.

The following table represents notional and fair value for U.S. GMWB hedging instruments.

                                                    NOTIONAL AMOUNT                                  FAIR VALUE
                                        DECEMBER 31,              DECEMBER 31,          DECEMBER 31,              DECEMBER 31,
                                            2011                      2010                  2011                      2010
---------------------------------------------------------------------------------------------------------------------------------
Customized swaps                             $8,389                   $10,113                $385                      $209
Equity swaps, options, and futures            5,320                     4,943                 498                       391
Interest rate swaps and futures               2,697                     2,800                  11                      (133)
                                          ---------                 ---------              ------                    ------
                              TOTAL         $16,406                   $17,856                $894                      $467
                                          ---------                 ---------              ------                    ------

U.S. MACRO HEDGE PROGRAM

The Company utilizes equity options and futures contracts to partially hedge against a decline in the equity markets and the resulting statutory surplus and capital impact primarily arising from GMDB, GMIB and GMWB obligations.

The following table represents notional and fair value for the U.S. macro hedge program.

                                                 NOTIONAL AMOUNT                                    FAIR VALUE
                                      DECEMBER 31,              DECEMBER 31,          DECEMBER 31,               DECEMBER 31,
                                          2011                      2010                  2011                       2010
---------------------------------------------------------------------------------------------------------------------------------
Equity futures                                59                        166                $ --                       $ --
Equity options                             6,760                     12,891                 357                        203
                                        --------                  ---------              ------                     ------
                           TOTAL          $6,819                    $13,057                $357                       $203
                                        --------                  ---------              ------                     ------

INTERNATIONAL PROGRAM PRODUCT DERIVATIVES

The Company formerly offered certain variable annuity products with GMWB or GMAB riders in the U.K. and Japan. The GMWB and GMAB are bifurcated embedded derivatives. The GMWB provides the policyholder with a GRB if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. Certain contract provisions can increase the GRB at contractholder election or after the passage of time. The GMAB provides the policyholder with their initial deposit in a lump sum after a specified waiting period. The notional amount of the embedded derivatives are the foreign currency denominated GRBs converted to U.S. dollars at the current foreign spot exchange rate as of the reporting period date.

INTERNATIONAL PROGRAM HEDGING INSTRUMENTS

The Company utilizes equity futures, options and swaps, and currency forwards, and options to partially hedge against a decline in the debt and equity markets or changes in foreign currency exchange rates and the resulting statutory surplus and capital impact primarily arising from GMDB, GMIB and GMWB obligations issued in the U.K. and Japan. The Company also enters into foreign currency denominated interest rate swaps and swaptions to hedge the interest rate exposure related to the potential annuitization of certain benefit obligations.

The following table represents notional and fair value for the international program hedging instruments.

                                                  NOTIONAL AMOUNT                                   FAIR VALUE
                                      DECEMBER 31,              DECEMBER 31,          DECEMBER 31,               DECEMBER 31,
                                          2011                      2010                  2011                       2010
---------------------------------------------------------------------------------------------------------------------------------
Currency forwards                          $8,622                    $4,951                $446                       $166
Currency options (1)                        7,038                     5,296                  72                         62
Equity futures                              2,691                     1,002                  --                         --
Equity options                              1,120                     1,073                  (3)                         4
Equity swaps                                  392                       369                  (8)                         1
Interest rate futures                         739                        --                  --                         --
Interest rate swaps and swaptions           8,117                        --                  35                         --
                                        ---------                 ---------              ------                     ------
                            TOTAL         $28,719                   $12,691                $542                       $233
                                        ---------                 ---------              ------                     ------

(1) As of December 31, 2011 and 2010, notional amounts include $5.3 billion and $3.1 billion, respectively, related to long positions and $2.1 billion and $2.2 billion, respectively, related to short positions.

GMAB, GMWB AND GMIB REINSURANCE CONTRACTS

The Company reinsured the GMAB, GMWB, and GMIB embedded derivatives for host variable annuity contracts written by HLIKK. The reinsurance contracts are accounted for as free-standing derivative contracts. The notional amount of the reinsurance contracts is the yen denominated GRB balance value converted at the period-end yen to U.S. dollar foreign spot exchange rate. For further information on this transaction, refer to Note 16 of the Notes to Consolidated Financial Statements.

COINSURANCE AND MODIFIED COINSURANCE REINSURANCE CONTRACTS

During 2010, a subsidiary entered into a coinsurance with funds withheld and modified coinsurance reinsurance agreement with an affiliated captive reinsurer, which creates an embedded derivative. In addition, provisions of this agreement include reinsurance to cede a portion of direct written U.S. GMWB riders, which is accounted for as an embedded derivative. Additional provisions of this agreement cede variable annuity contract GMAB, GMWB and GMIB riders reinsured by the Company that have been assumed from HLIKK and is accounted for as a free-standing derivative. For further information on this transaction, refer to
Note 16 of the Notes to Consolidated Financial Statements.

DERIVATIVE BALANCE SHEET CLASSIFICATION

The table below summarizes the balance sheet classification of the Company's derivative related fair value amounts, as well as the gross asset and liability fair value amounts. The fair value amounts presented do not include income accruals or cash collateral held amounts, which are netted with derivative fair value amounts to determine balance sheet presentation. Derivatives in the Company's separate accounts are not included because the associated gains and losses accrue directly to policyholders. The Company's derivative instruments are held for risk management purposes, unless otherwise noted in the table below. The notional amount of derivative contracts represents the basis upon which pay or receive amounts are calculated and is presented in the table to quantify the volume of the Company's derivative activity. Notional amounts are not necessarily reflective of credit risk.

                                                               NET DERIVATIVES
                                          NOTIONAL AMOUNT                        FAIR VALUE
                                      DEC. 31,       DEC. 31,          DEC. 31,             DEC. 31,
                                        2011           2010              2011                 2010
--------------------------------------------------------------------------------------------------------
HEDGE DESIGNATION/ DERIVATIVE TYPE
CASH FLOW HEDGES
 Interest rate swaps                     $6,339         $7,652             $276                 $144
 Foreign currency swaps                     229            255               (5)                  --
                                      ---------      ---------          -------              -------
              TOTAL CASH FLOW HEDGES      6,568          7,907              271                  144
                                      ---------      ---------          -------              -------
FAIR VALUE HEDGES
 Interest rate swaps                      1,007          1,079              (78)                 (47)
 Foreign currency swaps                     677            677              (39)                 (12)
                                      ---------      ---------          -------              -------
             TOTAL FAIR VALUE HEDGES      1,684          1,756             (117)                 (59)
                                      ---------      ---------          -------              -------
NON-QUALIFYING STRATEGIES
 INTEREST RATE CONTRACTS
  Interest rate swaps, swaptions,
   caps, floors, and futures              6,252          5,490             (435)                (255)
 FOREIGN EXCHANGE CONTRACTS
  Foreign currency swaps and
   forwards                                 208            196              (10)                 (14)
  Japan 3Win foreign currency swaps       2,054          2,285              184                  177
  Japanese fixed annuity hedging
   instruments                            1,945          2,119              514                  608
 CREDIT CONTRACTS
  Credit derivatives that purchase
   credit protection                      1,134          1,730               23                   (5)
  Credit derivatives that assume
   credit risk (1)                        2,212          2,035             (545)                (376)
  Credit derivatives in offsetting
   positions                              5,020          5,175              (43)                 (57)
 EQUITY CONTRACTS
  Equity index swaps and options          1,433            188               23                  (10)
 VARIABLE ANNUITY HEDGE PROGRAM
  U.S. GMWB product derivatives (2)      34,569         40,255           (2,538)              (1,611)
  U.S. GMWB reinsurance contracts         7,193          8,767              443                  280
  U.S. GMWB hedging instruments          16,406         17,856              894                  467
  U.S. macro hedge program                6,819         13,057              357                  203
  International program product
   derivatives (2)                        2,009          2,023              (30)                 (14)
  International program hedging
   instruments                           28,719         12,691              542                  233
 OTHER
  GMAB, GMWB, and GMIB reinsurance
   contracts                             21,627         21,423           (3,207)              (2,633)
  Coinsurance and modified
   coinsurance reinsurance contracts     50,756         51,934            2,630                1,722
                                      ---------      ---------          -------              -------
     TOTAL NON-QUALIFYING STRATEGIES    188,356        187,224           (1,198)              (1,285)
                                      ---------      ---------          -------              -------
  TOTAL CASH FLOW HEDGES, FAIR VALUE
          HEDGES, AND NON-QUALIFYING
                          STRATEGIES   $196,608       $196,887          $(1,044)             $(1,200)
                                      ---------      ---------          -------              -------
BALANCE SHEET LOCATION
 Fixed maturities, available-for-
  sale                                     $416           $441             $(45)                $(26)
 Other investments                       51,231         51,633            1,971                1,453
 Other liabilities                       28,717         20,318             (254)                (357)
 Consumer notes                              35             39               (4)                  (5)
 Reinsurance recoverables                55,140         58,834            3,073                2,002
 Other policyholder funds and
  benefits payable                       61,069         65,622           (5,785)              (4,267)
                                      ---------      ---------          -------              -------
                   TOTAL DERIVATIVES   $196,608       $196,887          $(1,044)             $(1,200)
                                      ---------      ---------          -------              -------

                                              ASSET DERIVATIVES                  LIABILITY DERIVATIVES
                                                  FAIR VALUE                           FAIR VALUE
                                         DEC. 31,            DEC. 31,        DEC. 31,             DEC. 31,
                                           2011                2010            2011                 2010
------------------------------------  ------------------------------------------------------------------------
HEDGE DESIGNATION/ DERIVATIVE TYPE
CASH FLOW HEDGES
 Interest rate swaps                        $276                $182             $ --                 $(38)
 Foreign currency swaps                       17                  18              (22)                 (18)
                                          ------              ------          -------              -------
              TOTAL CASH FLOW HEDGES         293                 200              (22)                 (56)
                                          ------              ------          -------              -------
FAIR VALUE HEDGES
 Interest rate swaps                          --                   4              (78)                 (51)
 Foreign currency swaps                       64                  71             (103)                 (83)
                                          ------              ------          -------              -------
             TOTAL FAIR VALUE HEDGES          64                  75             (181)                (134)
                                          ------              ------          -------              -------
NON-QUALIFYING STRATEGIES
 INTEREST RATE CONTRACTS
  Interest rate swaps, swaptions,
   caps, floors, and futures                 417                 121             (852)                (376)
 FOREIGN EXCHANGE CONTRACTS
  Foreign currency swaps and
   forwards                                    3                  --              (13)                 (14)
  Japan 3Win foreign currency swaps          184                 177               --                   --
  Japanese fixed annuity hedging
   instruments                               540                 608              (26)                  --
 CREDIT CONTRACTS
  Credit derivatives that purchase
   credit protection                          35                  18              (12)                 (23)
  Credit derivatives that assume
   credit risk (1)                             2                   7             (547)                (383)
  Credit derivatives in offsetting
   positions                                 101                  60             (144)                (117)
 EQUITY CONTRACTS
  Equity index swaps and options              36                   5              (13)                 (15)
 VARIABLE ANNUITY HEDGE PROGRAM
  U.S. GMWB product derivatives (2)           --                  --           (2,538)              (1,611)
  U.S. GMWB reinsurance contracts            443                 280
  U.S. GMWB hedging instruments            1,022                 647             (128)                (180)
  U.S. macro hedge program                   357                 203               --                   --
  International program product
   derivatives (2)                            --                  --              (30)                 (14)
  International program hedging
   instruments                               672                 243             (130)                 (10)
 OTHER
  GMAB, GMWB, and GMIB reinsurance
   contracts                                  --                  --           (3,207)              (2,633)
  Coinsurance and modified
   coinsurance reinsurance contracts       2,901               2,342             (271)                (620)
                                          ------              ------          -------              -------
     TOTAL NON-QUALIFYING STRATEGIES       6,713               4,711           (7,911)              (5,996)
                                          ------              ------          -------              -------
  TOTAL CASH FLOW HEDGES, FAIR VALUE
          HEDGES, AND NON-QUALIFYING
                          STRATEGIES      $7,070              $4,986          $(8,114)             $(6,186)
                                          ------              ------          -------              -------
BALANCE SHEET LOCATION
 Fixed maturities, available-for-
  sale                                      $ --                $ --             $(45)                $(26)
 Other investments                         2,745               2,021             (774)                (568)
 Other liabilities                           981                 343           (1,235)                (700)
 Consumer notes                               --                  --               (4)                  (5)
 Reinsurance recoverables                  3,344               2,622             (271)                (620)
 Other policyholder funds and
  benefits payable                            --                  --           (5,785)              (4,267)
                                          ------              ------          -------              -------
                   TOTAL DERIVATIVES      $7,070              $4,986          $(8,114)             $(6,186)
                                          ------              ------          -------              -------

(1) The derivative instruments related to this strategy are held for other investment purposes.

(2) These derivatives are embedded within liabilities and are not held for risk management purposes.

CHANGE IN NOTIONAL AMOUNT

The net decrease in notional amount of derivatives since December 31, 2010, was primarily due to the following:

- The decrease of $8.7 billion in the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily a result of policyholder lapses and withdrawals.

- The U.S. macro hedge program notional decreased $6.2 billion primarily due to the expiration of certain out of the money options in January of 2011.

- During 2011, the Company significantly strengthened its hedge protection of variable annuity products offered in Japan. As such, the notional amount related to the international program hedging instruments increased by $16.0 billion as the Company entered into additional foreign currency denominated interest rate swaps and swaptions, currency forwards, currency options and equity futures.

- The coinsurance and modified coinsurance reinsurance contract notional decreased $1.2 billion primarily due to policyholder lapses and withdrawals.

CHANGE IN FAIR VALUE

The improvement in the total fair value of derivative instruments since December 31, 2010, was primarily related to the following:

- The fair value related to the international program hedging instruments increased as a result of the additional notional added during the year, as well as strengthening of the Japanese yen, lower global equity markets, and a decrease in interest rates.

- The decrease in the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily a result of a general decrease in long-term interest rates and higher interest rate volatility.

- Under an internal reinsurance agreement with an affiliate, the decrease in fair value associated with the GMAB, GMWB, and GMIB reinsurance contracts along with a portion of the GMWB related derivatives are ceded to the affiliated reinsurer and result in an offsetting fair value of the coinsurance and modified coinsurance reinsurance contracts.

CASH FLOW HEDGES

For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative is reported as a component of OCI and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing hedge ineffectiveness are recognized in current earnings. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

The following table presents the components of the gain or loss on derivatives that qualify as cash flow hedges:

                 DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS

                                                                                   NET REALIZED CAPITAL GAINS (LOSSES)
                                   GAIN (LOSS) RECOGNIZED IN OCI                           RECOGNIZED IN INCOME
                                 ON DERIVATIVE (EFFECTIVE PORTION)                 ON DERIVATIVE (INEFFECTIVE PORTION)
                                  2011         2010         2009              2011                 2010                 2009
---------------------------------------------------------------------------------------------------------------------------------
Interest rate swaps                $245         $232         $(357)            $(2)                  $2                   $1
Foreign currency swaps               (5)           3          (177)             --                   (1)                  75
                                 ------       ------       -------            ----                 ----                 ----
                          TOTAL    $240         $235         $(534)           $ (2)                  $1                  $76
                                 ------       ------       -------            ----                 ----                 ----

                 DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS

                                                                                  GAIN (LOSS) RECLASSIFIED FROM AOCI
                                                                                   INTO INCOME (EFFECTIVE PORTION)
                                                                                2011                 2010             2009
--------------------------------------------------------------------------------------------------------------------------------
Interest rate swaps                    Net realized capital gains (losses)        $6                   $5              $ --
Interest rate swaps                           Net investment income (loss)        77                   56                28
Foreign currency swaps                 Net realized capital gains (losses)        (1)                  (7)             (115)
Foreign currency swaps                        Net investment income (loss)        --                   --                 2
                                                                                ----                 ----            ------
                                                                    TOTAL        $82                  $54              $(85)
                                                                                ----                 ----            ------

As of December 31, 2011, the before-tax deferred net gains on derivative instruments recorded in AOCI that are expected to be reclassified to earnings during the next twelve months are $76. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to interest income over the term of the investment cash flows. The maximum term over which the Company is hedging its exposure to the variability of future cash flows (for forecasted transactions, excluding interest payments on existing variable-rate financial instruments) is approximately one year.

During the year ended December 31, 2011, the Company had no net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring. For the years ended December 31, 2010 and 2009, the Company had less than $1 and $1 of net reclassifications, respectively, from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring.

FAIR VALUE HEDGES

For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative, as well as the offsetting loss or gain on the hedged item attributable to the hedged risk are recognized in current earnings. The Company includes the gain or loss on the derivative in the same line item as the offsetting loss or gain on the hedged item. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

The Company recognized in income gains (losses) representing the ineffective portion of fair value hedges as follows:

                DERIVATIVES IN FAIR VALUE HEDGING RELATIONSHIPS

                                                             GAIN (LOSS) RECOGNIZED IN INCOME (1)
                                                        2011      HEDGED                           2010      HEDGED
                                          DERIVATIVE               ITEM              DERIVATIVE               ITEM
-----------------------------------------------------------------------------------------------------------------------
Interest rate swaps
 Net realized capital gains (losses)          $ --                 $ --                  $(44)                 $38
 Benefits, losses and loss adjustment
  expenses                                     (58)                  54                    (1)                   3
Foreign currency swaps
 Net realized capital gains (losses)            (1)                   1                     8                   (8)
 Benefits, losses and loss adjustment
  expenses                                     (22)                  22                   (12)                  12
                                             -----                 ----                 -----                 ----
                                 TOTAL        $(81)                 $77                  $(49)                 $45
                                             -----                 ----                 -----                 ----

                                           GAIN (LOSS) RECOGNIZED IN INCOME (1)
                                                             2009      HEDGED
                                               DERIVATIVE               ITEM
--------------------------------------  ------------------------------------------
Interest rate swaps
 Net realized capital gains (losses)                $72                  $(68)
 Benefits, losses and loss adjustment
  expenses                                          (37)                   40
Foreign currency swaps
 Net realized capital gains (losses)                 51                   (51)
 Benefits, losses and loss adjustment
  expenses                                            2                    (2)
                                                  -----                 -----
                                 TOTAL              $88                  $(81)
                                                  -----                 -----

(1) The amounts presented do not include the periodic net coupon settlements of the derivative or the coupon income (expense) related to the hedged item. The net of the amounts presented represents the ineffective portion of the hedge.

NON-QUALIFYING STRATEGIES

For non-qualifying strategies, including embedded derivatives that are required to be bifurcated from their host contracts and accounted for as derivatives, the gain or loss on the derivative is recognized currently in earnings within net realized capital gains (losses). The following table presents the gain or loss recognized in income on non-qualifying strategies:

                           NON-QUALIFYING STRATEGIES
       GAIN (LOSS) RECOGNIZED WITHIN NET REALIZED CAPITAL GAINS (LOSSES)

                                                    DECEMBER 31,
                                          2011         2010          2009
--------------------------------------------------------------------------------
INTEREST RATE CONTRACTS
 Interest rate swaps, caps, floors, and
  forwards                                  $20          $14            $32
FOREIGN EXCHANGE CONTRACTS
 Foreign currency swaps and forwards          1           (3)           (37)
 Japan 3Win foreign currency swaps (1)       31          215            (22)
 Japanese fixed annuity hedging
  instruments (2)                           109          385            (12)
CREDIT CONTRACTS
 Credit derivatives that purchase
  credit protection                          (8)         (17)          (379)
 Credit derivatives that assume credit
  risk                                     (141)         157            137
EQUITY CONTRACTS
 Equity index swaps and options             (67)           5             (3)
VARIABLE ANNUITY HEDGE PROGRAM
 U.S. GMWB product derivatives             (780)         486          4,686
 U.S. GMWB reinsurance contracts            131         (102)          (988)
 U.S. GMWB hedging instruments              252         (295)        (2,234)
 U.S. macro hedge program                  (216)        (445)          (733)
 International program product
  derivative                                (12)          24             41
 International program hedging
  instruments                               735          (37)          (179)
OTHER
 GMAB, GMWB, and GMIB reinsurance
  contracts                                (326)        (769)         1,106
 Coinsurance and modified coinsurance
  reinsurance contracts                     373          284           (577)
                                         ------       ------       --------
                                  TOTAL    $102         $(98)          $838
                                         ------       ------       --------

(1) The associated liability is adjusted for changes in spot rates through realized capital gains and was ($100), ($273) and $64 for the years ended December 31, 2011, 2010 and 2009, respectively.

(2) The associated liability is adjusted for changes in spot rates through realized capital gains and losses and was ($129), ($332) and $67 for the years ended December 31, 2011, 2010 and 2009, respectively.

For the year ended December 31, 2011, the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily comprised of the following:

- The net gain associated with the international program hedging instruments was primarily driven by strengthening of the Japanese yen, lower global equity markets, and a decrease in interest rates.

- The loss related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily a result of a general decrease in long-term interest rates and higher interest rate volatility.

- The net loss associated with GMAB, GMWB, and GMIB reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to the strengthening of the Japanese yen and a decrease in equity markets.

- The net gain on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument primarily offsets the net loss on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 16 of the Notes to Consolidated Financial Statements for more information on this transaction.

- The net loss on U.S. macro hedge program was primarily driven by time decay and a decrease in equity market volatility since the purchase date of certain options during the fourth quarter.

For the year ended December 31, 2010, the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily comprised of the following:

- The net loss on derivatives associated with GMAB, GMWB, and GMIB reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to a decrease in Japan interest rates, an increase in Japan currency volatility and a decrease in Japan equity markets.

- The net loss associated with the U.S. macro hedge program was primarily due to a higher equity market valuation, time decay, and lower implied market volatility.

- The net gain on the Japanese fixed annuity hedging instruments was primarily due to the strengthening of the Japanese yen in comparison to the U.S. dollar.

- The net gain related to the Japan 3 Win foreign currency swaps was primarily due to the strengthening of the Japanese yen in comparison to the U.S. dollar, partially offset by the decrease in U.S. long-term interest rates.

- The net gain on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument, primarily offsets the net loss on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 16 for more information on this transaction.

- The net gain associated with credit derivatives that assume credit risk as a part of replication transactions resulted from credit spread tightening.

- The gain related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily a result of liability model assumption updates during third quarter, lower implied market volatility, and outperformance of the underlying actively managed funds as compared to their respective indices, partially offset by a general decrease in long-term interest rates and rising equity markets.

- The gain on Japan variable annuity hedges was primarily driven by the appreciation of Japanese yen in comparison to the euro.

For the year ended December 31, 2009, the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily due to the following:

- The gain related to the net GMWB product, reinsurance, and hedging derivatives was primarily due to liability model assumption updates given favorable trends in policyholder experience, the relative outperformance of the underlying actively managed funds as compared to their respective indices, and the impact of the Company's own credit standing. Additional net gains on GMWB related derivatives include lower implied market volatility and a general increase in long-term interest rates, partially offset by rising equity markets.

- The net gain on derivatives associated with GMAB, GMWB, and GMIB reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to an increase in interest rates, an increase in the Japan equity markets, a decline in Japan equity market volatility, and liability model assumption updates for credit standing.

- The net loss on the U.S. macro hedge program was primarily the result of a higher equity market valuation and the impact of trading activity.

- The net loss on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument, primarily offsets the net gain on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 16 for more information on this transaction.

In addition, for the year ended December 31, 2009, the Company has incurred losses of $39 on derivative instruments due to counterparty default related to the bankruptcy of Lehman Brothers Inc. These losses were a result of the contractual collateral threshold amounts and open collateral calls in excess of such amounts immediately prior to the bankruptcy filing, as well as interest rate and credit spread movements from the date of the last collateral call to the date of the bankruptcy filing.

Refer to Note 10 for additional disclosures regarding contingent credit related features in derivative agreements.

CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk of a single entity, referenced index, or asset pool in order to synthetically replicate investment transactions. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include standard and customized diversified portfolios of corporate issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

The following tables present the notional amount, fair value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amounts and fair value for credit derivatives in which the Company is assuming credit risk as of December 31, 2011 and 2010.

                            AS OF DECEMBER 31, 2011

                                                                       WEIGHTED
                                                                        AVERAGE
                                           NOTIONAL     FAIR           YEARS TO
                                          AMOUNT (2)    VALUE          MATURITY
------------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure             $1,067       $(18)           3 years
 Below investment grade risk exposure          125         (7)           2 years
Basket credit default swaps (4)
 Investment grade risk exposure              2,375        (71)           3 years
 Investment grade risk exposure                353        (63)           5 years
 Below investment grade risk exposure          477       (441)           3 years
Embedded credit derivatives
 Investment grade risk exposure                 25         24            3 years
 Below investment grade risk exposure          300        245            5 years
                                            ------      -----          ---------
                                 TOTAL      $4,722      $(331)
                                            ------      -----

                                               UNDERLYING REFERENCED
                                             CREDIT OBLIGATION(S) (1)

                                                                AVERAGE        OFFSETTING
                                                                 CREDIT         NOTIONAL       OFFSETTING
                                             TYPE                RATING        AMOUNT (3)    FAIR VALUE (3)
--------------------------------------  -------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
                                           Corporate
                                            Credit/
 Investment grade risk exposure          Foreign Gov.              A+              $915           $(19)
                                           Corporate
 Below investment grade risk exposure       Credit                 B+               114             (3)
Basket credit default swaps (4)
                                           Corporate
 Investment grade risk exposure             Credit                BBB+            1,128             17
 Investment grade risk exposure           CMBS Credit             BBB+              353             62
                                           Corporate
 Below investment grade risk exposure       Credit                BBB+               --             --
Embedded credit derivatives
                                           Corporate
 Investment grade risk exposure             Credit                BBB-               --             --
                                           Corporate
 Below investment grade risk exposure       Credit                BB+                --             --
                                        ---------------          ------          ------           ----
                                 TOTAL                                           $2,510            $57
                                                                                 ------           ----

                            AS OF DECEMBER 31, 2010

                                                                            WEIGHTED
                                                                            AVERAGE
                                            NOTIONAL      FAIR              YEARS TO
                                           AMOUNT (2)     VALUE             MATURITY
------------------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure              $1,038         $(6)              3 years
 Below investment grade risk exposure           151          (6)              3 years
Basket credit default swaps (4)
 Investment grade risk exposure               2,064          (7)              4 years
 Investment grade risk exposure                 352         (32)              6 years
 Below investment grade risk exposure           667        (334)              4 years
Embedded credit derivatives
 Investment grade risk exposure                  25          25               4 years
 Below investment grade risk exposure           325         286               6 years
                                             ------       -----            ----------
                                 TOTAL       $4,622        $(74)
                                             ------       -----

                                                UNDERLYING REFERENCED
                                               CREDIT OBLIGATION(S) (1)

                                                                  AVERAGE          OFFSETTING
                                                                   CREDIT           NOTIONAL        OFFSETTING
                                             TYPE                  RATING          AMOUNT (3)     FAIR VALUE (3)
--------------------------------------  ------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
                                           Corporate
                                            Credit/
 Investment grade risk exposure          Foreign Gov.                A+                $945            $(36)
                                           Corporate
 Below investment grade risk exposure       Credit                  BB-                 135             (11)
Basket credit default swaps (4)
                                           Corporate
 Investment grade risk exposure             Credit                  BBB+              1,155              (7)
 Investment grade risk exposure           CMBS Credit                A-                 352              32
                                           Corporate
 Below investment grade risk exposure       Credit                  BBB+                 --              --
Embedded credit derivatives
                                           Corporate
 Investment grade risk exposure             Credit                  BBB-                 --              --
                                           Corporate
 Below investment grade risk exposure       Credit                   BB                  --              --
                                        ---------------            ------            ------            ----
                                 TOTAL                                               $2,587            $(22)
                                                                                     ------            ----

(1) The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) Notional amount is equal to the maximum potential future loss amount. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

(3) The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of, or losses paid related to, the original swap.

(4) Includes $2.7 billion and $2.6 billion as of December 31, 2011 and 2010, respectively, of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index. Also includes $478 and $467 as of December 31, 2011 and 2010, respectively, of customized diversified portfolios of corporate issuers referenced through credit default swaps.

COLLATERAL ARRANGEMENTS

The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2011 and 2010, collateral pledged having a fair value of $762 and $544, respectively, was included in fixed maturities, AFS, in the Consolidated Balance Sheets.

The following table presents the classification and carrying amount of loaned securities and derivative instruments collateral pledged.

                                 DECEMBER 31, 2011         DECEMBER 31, 2010
--------------------------------------------------------------------------------
Fixed maturities, AFS                    $762                      $544
SHORT-TERM INVESTMENTS                    148                        --
                                       ------                    ------
    TOTAL COLLATERAL PLEDGED             $910                      $544
                                       ------                    ------

As of December 31, 2011 and 2010, the Company had accepted collateral with a fair value of $2.4 billion and $1.4 billion, respectively, of which $1.9 billion and $1.1 billion, respectively, was derivative cash collateral which was invested and recorded in the Consolidated Balance Sheets in fixed maturities and short-term investments with corresponding amount recorded in other assets and other liabilities. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty. As of December 31, 2011 and 2010, noncash collateral accepted was held in separate custodial accounts and were not included in the Company's Consolidated Balance Sheets.

SECURITIES ON DEPOSIT WITH STATES

The Company is required by law to deposit securities with government agencies in states where it conducts business. As of December 31, 2011 and 2010, the fair value of securities on deposit was approximately $14.

5. REINSURANCE

ACCOUNTING POLICY

The Company cedes insurance to affiliated and unaffiliated insurers in order to limit its maximum losses and to diversify its exposures and provide statutory surplus relief. Such arrangements do not relieve the Company of its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company also assumes reinsurance from other insurers and is a member of and participates in reinsurance pools and associations. Reinsurance accounting is followed for ceded and assumed transactions that provide indemnification against loss or liability relating to insurance risk (i.e. risk transfer). If the ceded transactions do not provide risk transfer, the Company accounts for these transactions as financing transactions.

Reinsurance accounting is followed for ceded and assumed transactions that provide indemnification against loss or liability relating to insurance risk (i.e. risk transfer). To meet risk transfer requirements, a reinsurance agreement must include insurance risk, consisting of underwriting, investment, and timing risk, and a reasonable possibility of a significant loss to the reinsurer. If the ceded and assumed transactions do not meet risk transfer requirements, the Company accounts for these transactions as financing transactions.

Premiums, benefits, losses and loss adjustment expenses reflect the net effects of ceded and assumed reinsurance transactions. Included in other assets are prepaid reinsurance premiums, which represent the portion of premiums ceded to reinsurers applicable to the unexpired terms of the reinsurance agreements. Included in reinsurance recoverables are balances due from reinsurance companies for paid and unpaid losses and loss adjustment expenses and are presented net of an allowance for uncollectible reinsurance.

The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements, and variations thereof. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

The Company evaluates the financial condition of its reinsurers and concentrations of credit risk. Reinsurance is placed with reinsurers that meet strict financial criteria established by the Company. As of December 31, 2011, 2010 and 2009, there were no reinsurance-related concentrations of credit risk greater than 10% of the Company's stockholders' equity. As of December 31, 2011, 2010, and 2009, the Company's policy for the largest amount retained on any one life by the Life Insurance segment was $10.

RESULTS

Insurance recoveries on ceded reinsurance agreements, which reduce death and other benefits, were $252, $324, and $450 for the years ended December 31, 2011, 2010, and 2009, respectively. The Company reinsures 31% of GMDB, as well as a portion of GMWB, on contracts issued prior to July 2007, offered in connection with its variable annuity contracts. The Company maintains reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $106, $129, and $178 in 2011, 2010, and 2009, respectively, and accident and health premium of $191 , $205, and $232, respectively, to HLA. Effective October 1, 2009, HLAI entered into a modified coinsurance and coinsurance with funds withheld reinsurance agreement with an affiliated captive reinsurer, White River Life Reinsurance ("WRR"). The agreement provides that HLAI will cede, and WRR will reinsure, a portion of the risk associated with direct written and assumed variable annuities and the associated GMDB and GMWB riders, HLAI assumed HLIKK's variable annuity contract and rider benefits, and HLAI assumed HLL's GMDB and GMWB annuity contract and rider benefits. Under this transaction, the Company ceded $71, $56, and $62 in 2011, 2010 and 2009, respectively. Refer to Note 16 of the Notes to Consolidated Financial Statements for further information.

Net fee income, earned premiums and other were comprised of the following:

                                        FOR THE YEARS ENDED DECEMBER 31,
                                       2011           2010           2009
--------------------------------------------------------------------------------
Gross fee income, earned premiums
 and other                             $4,756         $4,756         $4,890
Reinsurance assumed                        13             69             70
Reinsurance ceded                        (733)          (759)          (860)
                                     --------       --------       --------
NET FEE INCOME, EARNED PREMIUMS AND
                              OTHER    $4,036         $4,066         $4,100
                                     --------       --------       --------

6. DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

ACCOUNTING POLICY

The Company capitalizes acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance contracts. The Company's deferred policy acquisition cost ("DAC") asset, which includes the present value of future profits, related to most universal life-type contracts (including variable annuities) is amortized over the estimated life of the contracts acquired in proportion to the present value of estimated gross profits ("EGPs"). EGPs are also used to amortize other assets and liabilities in the Company's Consolidated Balance Sheets such as, sales inducement assets ("SIA") and unearned revenue reserves ("URR"). Components of EGPs are used to determine reserves for universal life type contracts (including variable annuities) with death or other insurance benefits such as guaranteed minimum death, guaranteed minimum income and universal life secondary guarantee benefits. These benefits are accounted for and collectively referred to as death and other insurance benefit reserves and are held in addition to the account value liability representing policyholder funds.

For most contracts, the Company estimates gross profits over 20 years as EGPs emerging subsequent to that timeframe are immaterial. Products sold in a particular year are aggregated into cohorts. Future gross profits for each cohort are projected over the estimated lives of the underlying contracts, based on future account value projections for variable annuity and variable universal life products. The projection of future account values requires the use of certain assumptions including: separate account returns; separate account fund mix; fees assessed against the contract holder's account balance; surrender and lapse rates; interest margin; mortality; and the extent and duration of hedging activities and hedging costs.

The Company determines EGPs from a single deterministic reversion to mean ("RTM") separate account return projection which is an estimation technique commonly used by insurance entities to project future separate account returns. Through this estimation technique, the Company's DAC model is adjusted to reflect actual account values at the end of each quarter. Through a consideration of recent market returns, the Company will unlock, or adjust, projected returns over a future period so that the account value returns to the long-term expected rate of return, providing that those projected returns do not exceed certain caps or floors. This Unlock for future separate account returns is determined each quarter.

In the third quarter of each year, the Company completes a comprehensive non-market related policyholder behavior assumption study and incorporates the results of those studies into its projection of future gross profits. Additionally, throughout the year, the Company evaluates various aspects of policyholder behavior and periodically revises its policyholder assumptions as credible emerging data indicates that changes are warranted. Upon completion of an assumption study or evaluation of credible new information, the Company will revise its assumptions to reflect its current best estimate. These assumption revisions will change the projected account values and the related EGPs in the DAC, SIA and URR amortization models, as well as, the death and other insurance benefit reserving models.

All assumption changes that affect the estimate of future EGPs including the update of current account values, the use of the RTM estimation technique, and policyholder behavior assumptions are considered an Unlock in the period of revision. An Unlock adjusts the DAC, SIA, URR and death and other insurance benefit reserve balances in the Consolidated Balance Sheets with an offsetting benefit or charge in the Consolidated Statements of Operations in the period of the revision. An Unlock that results in an after-tax benefit generally occurs as a result of actual experience or future expectations of product profitability being favorable compared to previous estimates. An Unlock that results in an after-tax charge generally occurs as a result of actual experience or future expectations of product profitability being unfavorable compared to previous estimates.

An Unlock revises EGPs to reflect the Company's current best estimate assumptions. The Company also tests the aggregate recoverability of DAC by comparing the existing DAC balance to the present value of future EGPs.

Effective October 1, 2009, HLAI entered into a modified coinsurance and coinsurance with funds withheld reinsurance agreement with an affiliated captive reinsurer, White River Life Reinsurance ("WRR"). The agreement provides that HLAI will cede, and WRR will reinsure 100% of the in-force and prospective variable annuities and associated GMDB and GMWB riders written or reinsured by HLAI. This transaction resulted in a DAC Unlock of $2.0 billion, pre-tax and $1.3 billion, after-tax. See Note 16 of the Notes to Consolidated Financial Statements for further information on the transaction.

RESULTS

Changes in the DAC balance are as follows:

                                       2011           2010           2009
--------------------------------------------------------------------------------
BALANCE, JANUARY 1                    $ 4,949        $ 5,779        $ 9,944
Deferred costs                            533            521            674
Amortization -- DAC                      (429)          (381)          (813)
Amortization -- Unlock benefit
 (charge), pre-tax (1)                   (187)           166         (2,905)
Amortization -- DAC from
 discontinued operations                   --            (17)           (11)
Adjustments to unrealized gains and
 losses on securities
 available-for-sale and other (2)        (269)        (1,120)        (1,080)
Effect of currency translation              1            (10)            24
Cumulative effect of accounting
 change, pre-tax (3)                       --             11            (54)
                                     --------       --------       --------
BALANCE, DECEMBER 31                   $4,598         $4,949         $5,779
                                     --------       --------       --------

(1) The most significant contributors to the Unlock charge recorded during the year ended December 31, 2011 were assumption changes which reduced expected future gross profits including additional costs associated with implementing the U.S. variable annuity macro hedge program, as well as actual separate account returns below our aggregated estimated return.

     The most significant contributor to the Unlock benefit recorded during the twelve months ended December 31, 2010 was actual separate account returns above our aggregated estimated return and the impacts of assumption updates.

     The most significant contributors to the Unlock amount recorded during the twelve months ended December 31, 2009 were a charge of $2.0 billion related to reinsurance of a block of in-force and prospective U.S. variable annuities and the associated GMDB and GMWB riders with an affiliated captive reinsurer, as well as actual separate account returns significantly below our aggregated estimated return for the first quarter of 2009, partially offset by actual returns greater than our aggregated estimated return for the period from April 1, 2009 to December 31, 2009. Also included in the unlock was a $49 charge related to DAC recoverability impairment associated with the decision to suspend sales in the U.K. variable annuity business

(2) The most significant contributor to the adjustments was the effect of declining interest rates, resulting in unrealized gains on securities classified in AOCI. Other includes a $34 decrease as a result of the disposition of DAC from the sale of the Hartford Investments Canada Corporation in 2010.

(3) For the year ended December 31, 2010 the effect of adopting new accounting guidance for embedded credit derivatives resulted in a decrease to retained earnings and, as a result, a DAC benefit. In addition, an offsetting amount was recorded in unrealized losses as unrealized losses decreased upon adoption of the new accounting guidance.

     For the year ended December 31, 2009 the effect of adopting new accounting guidance for investments other- than- temporarily impaired resulted in an increase to retained earnings and, as a result, a DAC charge. In addition, an offsetting amount was recorded in unrealized losses as unrealized losses increased upon adoption of the new accounting guidance.

As of December 31, 2011, estimated future net amortization expense of present value of future profits for the succeeding five years is $17, $16, $16, $15 and $15 in 2012, 2013, 2014, 2015 and 2016, respectively.

7. GOODWILL

ACCOUNTING POLICY

Goodwill represents the excess of costs over the fair value of net assets acquired. Goodwill is not amortized but is reviewed for impairment at least annually or more frequently if events occur or circumstances change that would indicate that a triggering event for a potential impairment has occurred. During the fourth quarter of 2011, the Company changed the date of its annual impairment test for all reporting units to October 31st from January 1st. As a result, all reporting units performed an impairment test on October 31, 2011 in addition to the annual impairment test performed on January 1, 2011. The change was made to be consistent across all of the parent company's reporting units and to more closely align the impairment testing date with the long-range planning and forecasting process. The Company has determined that this change in accounting principle is preferable under the circumstances and does not result in any delay, acceleration or avoidance of impairment. As it was impracticable to objectively determine projected cash flows and related valuation estimates as of each October 31 for periods prior to October 31, 2011without applying information that has been learned since those periods, the Company has prospectively applied the change in the annual goodwill impairment testing date from October 31, 2011.

The goodwill impairment test follows a two-step process. In the first step, the fair value of a reporting unit is compared to its carrying value. If the carrying value of a reporting unit exceeds its fair value, the second step of the impairment test is performed for purposes of measuring the impairment. In the second step, the fair value of the reporting unit is allocated to all of the assets and liabilities of the reporting unit to determine an implied goodwill value. If the carrying amount of the reporting unit's goodwill exceeds the implied goodwill value, an impairment loss is recognized in an amount equal to that excess.

Management's determination of the fair value of each reporting unit incorporates multiple inputs into discounted cash flow calculations, including assumptions that market participants would make in valuing the reporting unit. Assumptions include levels of economic capital, future business growth, earnings projections, assets under management for certain reporting units, and the weighted average cost of capital used for purposes of discounting. Decreases in the amount of economic capital allocated to a reporting unit, decreases in business growth, decreases in earnings projections and increases in the weighted average cost of capital will all cause a reporting unit's fair value to decrease.

RESULTS

The carrying amount of goodwill allocated to reporting segments is shown below.

                                                DECEMBER 31, 2011
                                                   ACCUMULATED          CARRYING
                                   GROSS           IMPAIRMENTS           VALUE
-----------------------------------------------------------------------------------
Individual Life                      $224              $ --                $224
Retirement Plans                       87                --                  87
Mutual Funds                          159                --                 159
                                   ------              ----              ------
               TOTAL GOODWILL        $470              $ --                $470
                                   ------              ----              ------

                                                DECEMBER 31, 2010
                                                   ACCUMULATED          CARRYING
                                   GROSS           IMPAIRMENTS           VALUE
-----------------------------  ----------------------------------------------------
Individual Life                      $224                --                $224
Retirement Plans                       87                --                  87
Mutual Funds                          159                --                 159
                                   ------              ----              ------
               TOTAL GOODWILL        $470              $ --                $470
                                   ------              ----              ------

The Company completed its annual goodwill assessment for the individual reporting units on January 1, 2011 and October 31, 2011, which resulted in no impairment of goodwill. All reporting units passed the first step of both impairment tests with a significant margin.

The Company completed its annual goodwill assessment for the individual reporting units on January 1, 2010, which resulted in no write-downs of goodwill in 2010. The reporting units passed the first step of their annual impairment tests with a significant margin with the exception of the Individual Life reporting unit. Individual Life completed the second step of the annual goodwill impairment test resulting in an implied goodwill value that was in excess of its carrying value. Even though the fair value of the reporting unit was lower than its carrying value, the implied level of goodwill in Individual Life exceeded the carrying amount of goodwill. In the hypothetical purchase accounting required by step two of the goodwill impairment test, the implied present value of future profits was substantially lower than that of the DAC asset removed in purchase accounting. A higher discount rate was used for calculating the present value of future profits as compared to that used for calculating the present value of estimated gross profits for DAC. As a result, in the hypothetical purchase accounting, implied goodwill exceeded the carrying amount of goodwill.

The Company completed its annual goodwill assessment for the individual reporting units of the Company on January 1,2009 and concluded that the fair value of each reporting unit for which goodwill had been allocated was in excess of the respective reporting unit's carrying value.

8.  SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

ACCOUNTING POLICY

The Company records the variable portion of individual variable annuities, 401(k), institutional, 403(b)/457, private placement life and variable life insurance products within separate accounts. Separate account assets are reported at fair value and separate account liabilities are reported at amounts consistent with separate account assets. Investment income and gains and losses from those separate account assets accrue directly to the policyholder, who assumes the related investment risk, and are offset by the related liability changes reported in the same line item in the Consolidated Statements of Operations. The Company earns fees for investment management, certain administrative expenses, and mortality and expense risks assumed which are reported in fee income.

Certain contracts classified as universal life-type include death and other insurance benefit features including GMDB offered with variable annuity contracts, or secondary guarantee benefits offered with universal life ("UL") insurance contracts. GMDBs have been written in various forms as described in this note. UL secondary guarantee benefits ensure that the policy will not terminate, and will continue to provide a death benefit, even if there is insufficient policy value to cover the monthly deductions and charges. These death and other insurance benefit features require an additional liability be held above the account value liability representing the policyholders' funds. This liability is reported in reserve for future policy benefits in the Company's Consolidated Balance Sheets. Changes in the death and other insurance benefit reserves are recorded in benefits, losses and loss adjustment expenses in the Company's Consolidated Statements of Operations.

Consistent with the Company's policy on DAC Unlock, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefits, losses and loss adjustment expense. For further information on the DAC Unlock, see Note 6 Deferred Policy Acquisition Costs and Present Value of Future Benefits.

The Company reinsures the GMDBs associated with its in-force block of business. The Company also assumes, through reinsurance, minimum death, income, withdrawal and accumulation benefits offered by an affiliate. The death and other insurance benefit liability is determined by estimating the expected present value of the benefits in excess of the policyholder's expected account value in proportion to the present value of total expected assessments. The additional death and other insurance benefits and net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments.

RESULTS

Changes in the gross GMDB and UL secondary guarantee benefits are as follows:

                                                                 UL SECONDARY
                                                 GMDB             GUARANTEES
--------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2011         $ 1,115              $ 113
Incurred                                            271                 53
Paid                                               (276)                --
Unlock                                               48                 62
                                               --------             ------
LIABILITY -- GROSS, AS OF DECEMBER 31, 2011      $1,158               $228
                                               --------             ------
REINSURANCE RECOVERABLE -- AS OF JANUARY 1,
 2011                                             $ 686               $ 30
Incurred                                            128                 (8)
Paid                                               (143)                --
Unlock                                               53
                                               --------             ------
REINSURANCE RECOVERABLE -- AS OF DECEMBER 31,
 2011                                              $724                $22
                                               --------             ------

                                                                 UL SECONDARY
                                                 GMDB             GUARANTEES
--------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2010         $ 1,304               $ 76
Incurred                                            286                 39
Paid                                               (350)                --
Unlock                                             (125)                (2)
                                               --------             ------
LIABILITY -- GROSS, AS OF DECEMBER 31, 2010      $1,115               $113
                                               --------             ------
REINSURANCE RECOVERABLE -- AS OF JANUARY 1,
 2010                                             $ 802               $ 22
Incurred                                            125                  8
Paid                                               (177)                --
Unlock                                              (64)                --
                                               --------             ------
REINSURANCE RECOVERABLE -- AS OF DECEMBER 31,
 2010                                              $686                $30
                                               --------             ------

The following table provides details concerning GMDB and GMIB exposure as of December 31, 2011:

         BREAKDOWN OF VARIABLE ANNUITY ACCOUNT VALUE BY GMDB/GMIB TYPE

                                                                                   RETAINED
                                             ACCOUNT         NET AMOUNT           NET AMOUNT         WEIGHTED AVERAGE
                                              VALUE            AT RISK             AT RISK             ATTAINED AGE
                                           ("AV") (8)        ("NAR") (9)         ("RNAR") (9)          OF ANNUITANT
-------------------------------------------------------------------------------------------------------------------------
MAXIMUM ANNIVERSARY VALUE ("MAV") (1)
 MAV only                                     $ 20,718            5,998               $ 483                  68
 With 5% rollup (2)                              1,469              521                  37                  68
 With Earnings Protection Benefit Rider
  ("EPB") (3)
 Benefit Rider ("EPB") (3)                       5,378              940                  21                  65
 With 5% rollup & EPB                              585              169                   7                  68
                                           -----------        ---------            --------                 ---
 Total MAV                                      28,150            7,628                 548
Asset Protection Benefit (APB) (4)              22,343            3,139                 610                  66
Lifetime Income Benefit (LIB) -- Death
 Benefit (5)                                     1,095              120                  37                  64
Reset (6) (5-7 years)                            3,139              307                 165                  68
Return of Premium (7) /Other                    21,512              876                 243                  65
                                           -----------        ---------            --------                 ---
                      SUBTOTAL U.S. GMDB      $ 76,239         $ 12,070             $ 1,603                  67
 Less: General Account Value with U.S.
  GMBD                                           7,251
                                           -----------
   SUBTOTAL SEPARATE ACCOUNT LIABILITIES
                               WITH GMDB        68,988
 Separate Account Liabilities without
  U.S. GMDB                                     74,871
                                           -----------
      TOTAL SEPARATE ACCOUNT LIABILITIES      $143,859
                                           -----------        ---------            --------                 ---
JAPAN GMDB (10),(11)                          $ 16,983          $ 5,167                $ --                  68
JAPAN GMIB (10),(11)                           $16,262           $4,805                $ --                  67
                                           -----------        ---------            --------                 ---

(1) MAV: the GMDB is the greatest of current AV, net premiums paid and the highest AV on any anniversary before age 80 (adjusted for withdrawals).

(2) Rollup: the GMDB is the greatest of the MAV, current AV, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 or 100% of adjusted premiums.

(3) EPB GMDB is the greatest of the MAV, current AV, or contract value plus a percentage of the contract's growth. The contract's growth is AV less premiums net of withdrawals, subject to a cap of 200% of premiums net of withdrawals.

(4) APB GMDB is the greater of current AV or MAV, not to exceed current AV plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).

(5) LIB GMDB is the greatest of current AV, net premiums paid, or for certain contracts a benefit amount that ratchets over time, generally based on market performance.

(6) Reset GMDB is the greatest of current AV, net premiums paid and the most recent five to seven year anniversary AV before age 80 (adjusted for withdrawals).

(7)  ROP: the GMDB is the greater of current AV and net premiums paid.

(8) AV includes the contract holder's investment in the separate account and the general account.

(9) NAR is defined as the guaranteed benefit in excess of the current AV. RNAR is NAR reduced for reinsurances. NAR and RNAR are highly sensitive to equity market movements and increase when equity markets decline.

(10) Assumed GMDB includes a ROP and MAV (before age 80) paid in a single lump sum. GMIB is a guarantee to return initial investment, adjusted for earnings liquidity, paid through a fixed annuity, after a minimum deferral period of 10, 15 or 20 years. The guaranteed remaining balance ("GRB") related to the Japan GMIB was $21.1 billion and $20.9 billion as of December 31, 2011 and December 31, 2010, respectively. The GRB related to the Japan GMAB and GMWB was $567 and $570 as of December 31, 2011 and December 31, 2010, respectively. These liabilities are not included in the Separate Account as they are not legally insulated from the general account liabilities of the insurance enterprise. As of December 31, 2011, 100% of RNAR is reinsured to an affiliate. See Note 10 of the Notes to Condensed Consolidated Financial statements.

(11) Policies with a guaranteed living benefit (a GMWB in the US or a GMIB in Japan) also have a guaranteed death benefit. The NAR for each benefit is shown, however these benefits are not additive. When a policy terminates due to death, any NAR related to GMWB or GMIB is released. Similarly, when a policy goes into benefit status on a GMWB or GMIB, its GMDB NAR is released.

See Note 3 of the Notes to Consolidated Financial Statements for a description of the Company's guaranteed living benefits that are accounted for at fair value.

Account balances of contracts with guarantees were invested in variable separate accounts as follows:

                                           DECEMBER 31,         DECEMBER 31,
                                               2011                 2010
--------------------------------------------------------------------------------
ASSET TYPE
Equity securities (including mutual
 funds)                                        $61,472              $75,601
Cash and cash equivalents                       $7,516                8,365
                                             ---------            ---------
                                 TOTAL         $68,988              $83,966
                                             ---------            ---------

As of December 31, 2011 and December 31, 2010, approximately 17% and 15%, respectively, of the equity securities above were invested in fixed income securities through these funds and approximately 83% and 85%, respectively, were invested in equity securities.

9.  SALES INDUCEMENTS

ACCOUNTING POLICY

The Company currently offers enhanced crediting rates or bonus payments to contract holders on certain of its individual and group annuity products. The expense associated with offering a bonus is deferred and amortized over the life of the related contract in a pattern consistent with the amortization of deferred policy acquisition costs. Amortization expense associated with expenses previously deferred is recorded over the remaining life of the contract. Consistent with the Unlock, the Company unlocked the amortization of the sales inducement asset. See Note 6 for more information concerning the Unlock.

RESULTS

Changes in deferred sales inducement activity were as follows for the years ended December 31:

                                            2011         2010         2009
--------------------------------------------------------------------------------
BALANCE, BEGINNING OF YEAR                  $ 197        $ 194        $ 533
Sales inducements deferred                      6           10           43
Amortization -- Unlock                         (4)          (9)        (286)
Amortization charged to income                (13)           2          (96)
                                           ------       ------       ------
BALANCE, END OF YEAR                         $186         $197         $194
                                           ------       ------       ------

10.  COMMITMENTS AND CONTINGENCIES

ACCOUNTING POLICY

Management evaluates each contingent matter separately. A loss is recorded if probable and reasonably estimable. Management establishes reserves for these contingencies at its "best estimate," or, if no one number within the range of possible losses is more probable than any other, the Company records an estimated reserve at the low end of the range of losses.

LITIGATION

The Company is involved in claims litigation arising in the ordinary course of business, both as a liability insurer defending or providing indemnity for third-party claims brought against insureds and as an insurer defending coverage claims brought against it. The Company accounts for such activity through the establishment of unpaid loss and loss adjustment expense reserves. Management expects that the ultimate liability, if any, with respect to such ordinary-course claims litigation, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition, results of operations or cash flows of the Company.

The Company is also involved in other kinds of legal actions, some of which assert claims for substantial amounts. These actions include, among others and in addition to the matter described below, putative state and federal class actions seeking certification of a state or national class. Such putative class actions have alleged, for example, improper sales practices in connection with the sale of life insurance and other investment products; and improper fee arrangements in connection with investment products and structured settlements. The Company also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, the outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

Apart from the inherent difficulty of predicting litigation outcomes, particularly the matter specifically identified below purports to seek substantial damages for unsubstantiated conduct spanning a multi-year period based on novel and complex legal theories. The alleged damages are not quantified or factually supported in the complaint, and, in any event, the Company's experience shows that demands for damages often bear little relation to a reasonable estimate of potential loss. The matter is in the earliest stages of litigation, with no substantive legal decisions by the court defining the scope of the claims or the potentially available damages. The Company has not yet answered the complaint or asserted its defenses, and fact discovery has not yet begun. Accordingly, management cannot reasonably estimate the possible loss or range of loss, if any, or predict the timing of the eventual resolution of this matter.

MUTUAL FUND FEES LITIGATION -- In October 2010, a derivative action was brought on behalf of six Hartford retail mutual funds in the United States District Court for the District of Delaware, alleging that Hartford Investment Financial Services, LLC ("HIFSCO") received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the Investment Company Act of 1940. In February 2011, a nearly identical derivative action was brought against HIFSCO in the United States District Court for the District of New Jersey, on behalf of six additional Hartford retail mutual funds. Both actions were assigned to the Honorable Renee Marie Bumb, a judge in the District of New Jersey who was sitting by designation with respect to the Delaware action. Plaintiffs in each action seek to rescind the investment management agreements and distribution plans between HIFSCO and the funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received. In addition, plaintiffs in the New Jersey action seek recovery of lost earnings. HIFSCO moved to dismiss both actions and, in September 2011, the motions to dismiss were granted in part and denied in part, with leave to amend the complaints. In November 2011, a stipulation of voluntary dismissal was filed in the Delaware action and plaintiffs in the New Jersey action filed an amended complaint on behalf of six mutual funds, seeking the same relief as in their original complaint. HIFSCO disputes the allegations and has filed a partial motion to dismiss.

DERIVATIVE COMMITMENTS

Certain of the Company's derivative agreements contain provisions that are tied to the financial strength ratings of the individual legal entity that entered into the derivative agreement as set by nationally recognized statistical rating agencies. If the legal entity's financial strength were to fall below certain ratings, the counterparties to the derivative agreements could demand immediate and ongoing full collateralization and in certain instances demand immediate settlement of all outstanding derivative positions traded under each impacted bilateral agreement. The settlement amount is determined by netting the derivative positions transacted under each agreement. If the termination rights were to be exercised by the counterparties, it could impact the legal entity's ability to conduct hedging activities by increasing the associated costs and decreasing the willingness of counterparties to transact with the legal entity. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a net liability position as of December 31, 2011, is $403. Of this $403, the legal entities have posted collateral of $425 in the normal course of business. Based on derivative market values as of December 31, 2011, a downgrade of one level below the current financial strength ratings by either Moody's or S&P could require an additional $15 to be posted as collateral. Based on derivative market values as of December 31, 2011, a downgrade by either Moody's or S&P of two levels below the legal entities' current financial strength ratings would not require additional collateral to be posted. These collateral amounts could change as derivative market values change, as a result of changes in our hedging activities or to the extent changes in contractual terms are negotiated. The nature of the collateral that we would post, if required, would be primarily in the form of U.S. Treasury bills and U.S. Treasury notes.

LEASE COMMITMENTS

The rent paid to Hartford Fire for operating leases was $19, $15 and $25 for the years ended December 31, 2011, 2010 and 2000, respectively. Future minimum lease commitments are as follows:

2012                                                                         $16
2013                                                                          12
2014                                                                           8
2015                                                                           6
2016                                                                           4
Thereafter                                                                     7
                                                                            ----
                                                                     TOTAL   $53
                                                                            ----

UNFUNDED COMMITMENTS

As of December 31, 2011, the Company has outstanding commitments totaling $852, of which $399 is largely related to commercial whole loans expected to fund in the first half of 2012. Additionally, $376 is committed to fund limited partnerships and other alternative investments. These capital commitments may be called by the partnership during the commitment period (on average two to four years) to fund the purchase of new investments and partnership expenses. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. The remaining outstanding commitments are related to various funding obligations associated with private placement securities. These have a commitment period of one month to one year.

GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state's fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state.

The Company accounts for guaranty fund and other insurance assessments in accordance with Accounting Standards Codification 405-30, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". Liabilities for guaranty funds and other insurance-related assessments are accrued when an assessment is probable, when it can be reasonably estimated, and when the event obligating the Company to pay an imposed or probable assessment has occurred. Liabilities for guaranty funds and other insurance-related assessments are not discounted and are included as part of other liabilities in the Consolidated Balance Sheets. As of December 31, 2011 and 2010, the liability balance was $43 and $7, respectively. As of December 31, 2011 and 2010, $26 and $9, respectively, related to premium tax offsets were included in other assets. In 2011, the Company recognized $22 for expected assessments related to the Executive Life Insurance Company of New York (ELNY) insolvency.

11. INCOME TAX

ACCOUNTING POLICY

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

The Company is included in The Hartford's consolidated Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, is consistent with the "parent down" approach. Under this approach, the Company's deferred tax assets and tax attributes are considered realized by it so long as the group is able to recognize (or currently use) the related deferred tax asset or attribute. Thus the need for a valuation allowance is determined at the consolidated return level rather than at the level of the individual entities comprising the consolidated group.

The Company recorded a deferred tax asset valuation allowance that is adequate to reduce the total deferred tax asset to an amount that will more likely than not be realized. The deferred tax asset valuation allowance was $89 as of December 31, 2011 and $139 as of December 31, 2010. In assessing the need for a valuation allowance, management considered future taxable temporary difference reversals, future taxable income exclusive of reversing temporary differences and carryforwards, taxable income in open carryback years, as well as other tax planning strategies. These tax planning strategies include holding a portion of debt securities with market value losses until recovery, selling appreciated securities to offset capital losses, business considerations such as asset-liability matching, and the sales of certain corporate assets. Management views such tax planning strategies as prudent and feasible and will implement them, if necessary, to realize the deferred tax asset. Based on the availability of additional tax planning strategies identified in the second quarter of 2011, the Company released $56, or 100% of the valuation allowance associated with investment realized capital losses. Future economic conditions and debt market volatility, including increases in interest rates, can adversely impact the Company's tax planning strategies and in particular the Company's ability to utilize tax benefits on previously recognized realized capital losses.

RESULTS

Income tax expense (benefit) is as follows:

                                         FOR THE YEARS ENDED DECEMBER 31,
                                        2011          2010          2009
--------------------------------------------------------------------------------
INCOME TAX EXPENSE (BENEFIT)
 Current -- U.S. Federal                 $(176)         $49            $300
     -- International                       --            5              --
                                       -------       ------       ---------
                        TOTAL CURRENT    $(176)          54             300
                                       -------       ------       ---------
 Deferred -- U.S. Federal Excluding
  NOL Carryforward                          76          175          (2,387)
     -- Net Operating Loss
     Carryforward                         (163)          (1)            688
                                       -------       ------       ---------
                       TOTAL DEFERRED      (87)         174          (1,699)
                                       -------       ------       ---------
   TOTAL INCOME TAX EXPENSE (BENEFIT)    $(263)        $228         $(1,399)
                                       -------       ------       ---------

Deferred tax assets (liabilities) include the following as of December 31:

                                                    2011            2010
--------------------------------------------------------------------------------
DEFERRED TAX ASSETS
Tax basis deferred policy acquisition costs            $479            $531
Investment-related items                                 92             348
Insurance product derivatives                         2,011           1,792
NOL Carryover                                           252              83
Minimum tax credit                                      387             542
Foreign tax credit carryovers                            17              --
Depreciable & Amortizable assets                         37              48
Other                                                    23               1
                                                  ---------       ---------
                       TOTAL DEFERRED TAX ASSETS      3,298           3,345
 Valuation Allowance                                    (89)           (139)
                                                  ---------       ---------
                         NET DEFERRED TAX ASSETS      3,209           3,206
                                                  ---------       ---------
DEFERRED TAX LIABILITIES
Financial statement deferred policy acquisition
 costs and reserves                                    (827)         (1,000)
Net unrealized gain on investments                     (735)             (5)
Employee benefits                                       (41)            (33)
Other                                                    --             (30)
                                                  ---------       ---------
                  TOTAL DEFERRED TAX LIABILITIES     (1,603)         (1,068)
                                                  ---------       ---------
            TOTAL DEFERRED TAX ASSET (LIABILITY)      1,606           2,138
                                                  ---------       ---------

As of December 31, 2011 and 2010, the deferred tax asset included the expected tax benefit attributable to foreign net operating losses of $ 359 and $310, which have no expiration. The Company had a current income tax recoverable of $330 as of December 31, 2011 and a current income tax recoverable of $258 as of December 31, 2010.

If the Company were to follow a "separate entity" approach, the current tax benefit related to any of the Company's tax attributes realized by virtue of its inclusion in The Hartford's consolidated tax return would have been recorded directly to surplus rather than income. These benefits were $0, $0 and $65 for 2011, 2010 and 2009, respectively.

Included in the Company's December 31, 2011 $1.6 billion net deferred tax asset is $1.8 billion relating to items treated as ordinary for federal income tax purposes, and a $238 net deferred tax liability for items classified as capital in nature. The $238 capital items are comprised of $497 of gross deferred tax assets related to realized capital losses and $735 of gross deferred tax liabilities related to net unrealized capital gains.

The Company or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various states and foreign jurisdictions. The Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations for years prior to 2007. The audit of the years 2007-2009 commenced during 2010 and is expected to conclude by the end of 2012, with no material impact on the consolidated financial condition or results of operations. In addition, in the second quarter of 2011, the Company recorded a tax benefit of $52 as a result of a resolution of a tax matter with the IRS for the computation of the dividends-received deduction (DRD) for years 1998, 2000 and 2001. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

The Company's unrecognized tax benefits are settled with the parent consistent with the terms of the tax sharing agreement described above.

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                         FOR THE YEARS ENDED DECEMBER 31,
                                        2011          2010          2009
--------------------------------------------------------------------------------
Tax provision at the U.S. federal
 statutory rate                             (7)         332         $(1,239)
Dividends received deduction              (201)        (145)           (181)
Foreign related investments                 (1)           3              28
Valuation Allowance                        (50)          58              31
Other                                       (4)         (20)            (38)
                                       -------       ------       ---------
                                TOTAL    $(263)        $228         $(1,399)
                                       -------       ------       ---------

12. DEBT

SHORT-TERM DEBT

The Company became a member of the Federal Home Loan Bank of Boston ("FHLBB") in May 2011. Membership allows the Company access to collateralized advances, which may be used to support various spread-based business and enhance liquidity management. The Connecticut Department of Insurance ("CTDOI") will permit the Company to pledge up to $1.48 billion in qualifying assets to secure FHLBB advances for 2012. The amount of advances that can be taken are dependent on the asset types pledged to secure the advances. The pledge limit is recalculated annually based on statutory admitted assets and capital and surplus. The Company would need to seek the prior approval of the CTDOI if there were a desire to exceed these limits. As of December 31, 2011, the Company had no advances outstanding under the FHLBB facility.

CONSUMER NOTES

The Company issued consumer notes through its Retail Investor Notes Program prior to 2009. A consumer note is an investment product distributed through broker-dealers directly to retail investors as medium-term, publicly traded fixed or floating rate, or a combination of fixed and floating rate, notes. Consumer notes are part of the Company's spread-based business and proceeds are used to purchase investment products, primarily fixed rate bonds. Proceeds are not used for general operating purposes. Consumer notes maturities may extend up to 30 years and have contractual coupons based upon varying interest rates or indexes (e.g. consumer price index) and may include a call provision that allows the Company to extinguish the notes prior to its scheduled maturity date. Certain Consumer notes may be redeemed by the holder in the event of death. Redemptions are subject to certain limitations, including calendar year aggregate and individual limits. The aggregate limit is equal to the greater of $1 or 1% of the aggregate principal amount of the notes as of the end of the prior year. The individual limit is $250 thousand per individual. Derivative instruments are utilized to hedge the Company's exposure to market risks in accordance with Company policy.

As of December 31, 2011, these consumer notes have interest rates ranging from 4% to 5% for fixed notes and, for variable notes, based on December 31, 2011 rates, either consumer price index plus 100 to 260 basis points, or indexed to the S&P 500, Dow Jones Industrials, foreign currency, or the Nikkei 225. The aggregate maturities of Consumer Notes are as follows: $155 in 2012, $78 in 2013, $13 in 2014, $30 in 2015, $18 in 2016 and $20 thereafter. For 2011, 2010 and 2009, interest credited to holders of consumer notes was $15, $25 and $51, respectively.

13. STATUTORY RESULTS

The domestic insurance subsidiaries of the Company prepare their statutory financial statements in conformity with statutory accounting practices prescribed or permitted by the applicable state insurance department which vary materially from U.S. GAAP. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. The differences between statutory financial statements and financial statements prepared in accordance with GAAP vary between domestic and foreign jurisdictions. The principal differences are that statutory financial statements do not reflect deferred policy acquisition costs and limit deferred income taxes, life benefit reserves predominately use interest rate and mortality assumptions prescribed by the NAIC, bonds are generally carried at amortized cost and reinsurance assets and liabilities are presented net of reinsurance.

The statutory net income amounts for the years ended December 31, 2011, 2010 and 2009, and the statutory capital and surplus amounts as of December 31, 2011, 2010 and 2009 in the table below are based on actual statutory filings with the applicable regulatory authorities.

                                              FOR THE YEARS ENDED DECEMBER 31,
                                              2011          2010          2009
--------------------------------------------------------------------------------
Combined statutory net (loss) income           $(669)         $208        $1,866
                                             -------       -------       -------
Statutory capital and surplus                 $5,920        $5,832        $5,365
                                             -------       -------       -------

Statutory accounting practices do not consolidate the net (loss) income of subsidiaries as performed under U.S. GAAP. Therefore, the combined statutory net
(loss) income above presents the total statutory net income of the Company and its other insurance subsidiaries to present a comparable statutory net (loss) income.

In December 2009, the NAIC issued Statement of Statutory Accounting Principles ("SSAP") No. 10R, Income Taxes -- Revised, A Temporary Replacement of SSAP No.
10. SSAP No. 10R was updated in September 2010 and is effective for annual periods December 31, 2009 and interim and annual periods of 2010 and 2011. SSAP No. 10R increases the realization period for deferred tax assets from one year to three years and increases the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus.

DIVIDENDS

Dividends to the Company from its insurance subsidiaries are restricted, as is the ability of the Company to pay dividends to its parent company. Future dividend decisions will be based on, and affected by, a number of factors, including the operating results and financial requirements of the Company on a stand-alone basis and the impact of regulatory restrictions.

The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer's policyholder surplus as of December 31 of the preceding year or (ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting principles. In addition, if any dividend of a Connecticut-domiciled insurer exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. The insurance holding company laws of the other jurisdictions in which the Company's insurance subsidiaries are incorporated (or deemed commercially domiciled) generally contain similar (although in certain instances somewhat more restrictive) limitations on the payment of dividends.

The Company's subsidiaries are permitted to pay up to a maximum of approximately $399 in dividends in 2012 without prior approval from the applicable insurance commissioner. In 2011, the Company received dividends of $7 from its subsidiaries. With respect to dividends to its parent, the Company's dividend limitation under the holding company laws of Connecticut is $592 in 2012. However, because the Company's earned surplus is negative as of December 31, 2011, the Company will not be permitted to pay any dividends to its parent in 2012 without prior approval from the Connecticut Insurance Commissioner until such time as earned surplus becomes positive. In 2011, the Company did not pay dividends to its parent company.

14. PENSION PLANS, POSTRETIREMENT, HEALTH CARE AND LIFE INSURANCE BENEFIT AND SAVINGS PLANS

PENSION PLANS

Hartford Life's employees are included in The Hartford's non-contributory defined benefit pension, The Hartford Retirement Plan for U.S. Employees, and postretirement health care and life insurance benefit plans. Defined benefit pension expense, postretirement health care and life insurance benefits expense allocated by The Hartford to the Company, was $45, $43 and $32 for the years ended December 31, 2011, 2010 and 2009, respectively.

INVESTMENT AND SAVINGS PLAN

Substantially all U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of compensation, by The Hartford. In 2004, The Hartford began allocating a percentage of base salary to the Plan for eligible employees. In 2011, employees whose prior year earnings were less than $110,000 received a contribution of 1.5% of base salary and employees whose prior year earnings were more than $110,000 received a contribution of 0.5% of base salary. The cost to Hartford Life for this plan was approximately $9, $13 and $13 for the years ended December 31, 2011, 2010 and 2009, respectively.

15. STOCK COMPENSATION PLANS

The Hartford has three primary stock-based compensation plans. The Company is included in these plans and has been allocated compensation expense of $14, $32 and $25 for the years ended December 31, 2011, 2010 and 2009, respectively. The Company's income tax benefit recognized for stock-based compensation plans was $5, $11 and $7 for the years ended December 31, 2011, 2010 and 2009, respectively. The Company did not capitalize any cost of stock-based compensation.

16. TRANSACTIONS WITH AFFILIATES

PARENT COMPANY TRANSACTIONS

Transactions of the Company with Hartford Fire Insurance Company, Hartford Holdings and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, an affiliated entity purchased group annuity contracts from the Company to fund structured settlement periodic payment obligations assumed by the affiliated entity as part of claims settlements with property casualty insurance companies and self-insured entities. As of December 31, 2011 and 2010, the Company had $54 and $53 of reserves for claim annuities purchased by affiliated entities. For the years ended December 31, 2011, 2010, and 2009, the Company recorded earned premiums of $12, $18, and $285 for these intercompany claim annuities. In the fourth quarter of 2008, the Company issued a payout annuity to an affiliate for $2.2 billion of consideration. The Company will pay the benefits associated with this payout annuity over 12 years.

Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has issued a guarantee to retirees and vested terminated employees ("Retirees") of The Hartford Retirement Plan for U.S. Employees ("the Plan") who retired or terminated prior to January 1, 2004. The Plan is sponsored by The Hartford. The guarantee is an irrevocable commitment to pay all accrued benefits which the Retiree or the Retiree's designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. The Company believes that the likelihood that payments will be required under this guarantee is remote.

In 1990, Hartford Fire guaranteed the obligations of the Company with respect to life, accident and health insurance and annuity contracts issued after January 1, 1990. The guarantee was issued to provide an increased level of security to potential purchasers of HLIC's products. Although the guarantee was terminated in 1997, it still covers policies that were issued from 1990 to 1997. As of December 31, 2011 and 2010, no recoverables have been recorded for this guarantee, as the Company was able to meet these policyholder obligations.

REINSURANCE ASSUMED FROM AFFILIATES

Prior to June 1, 2009, yen and U.S. dollar based fixed market value adjusted ("MVA") annuity products, written by HLIKK, were sold to customers in Japan. HLIKK, a wholly owned Japanese subsidiary of Hartford Life, Inc., subsequently reinsured in-force and prospective MVA annuities to the Company effective September 1, 2004. As of December 31, 2011 and 2010, $2.6 billion and $2.7 billion, respectively, of the account value had been assumed by the Company.

A subsidiary of the Company, Hartford Life and Annuity Insurance Company ("HLAI"), entered into a reinsurance agreement with HLIKK effective August 31, 2005. HLAI assumed in-force and prospective GMIB riders. Via amendment, effective July 31, 2006, HLAI also assumed GMDB on covered contracts that have an associated GMIB rider in force on or after July 31, 2006. GMIB riders issued prior to April 1, 2005 were recaptured, while GMIB riders issued by HLIKK subsequent to April 1, 2005, continue to be reinsured by HLAI. Additionally, a tiered reinsurance premium structure was implemented.

HLAI has three additional reinsurance agreements with HLIKK covering certain variable annuity contracts. Effective September 30, 2007, HLAI assumed 100% of the in-force and prospective GMAB, GMIB and GMDB risks issued by HLIKK. Effective February 29, 2008, HLAI assumed 100% of the in-force and prospective GMIB and GMDB riders issued by HLIKK. Effective October 1, 2008, HLAI assumed 100% of the in-force and prospective GMDB riders issued on or after April 1, 2005 by HLIKK. The GMDB reinsurance is accounted for as a Death Benefit and Other Insurance Benefit Reserves which is not reported at fair value. The liability for the assumed GMDB reinsurance was $50 and $54 and the net amount at risk for the assumed GMDB reinsurance was $5.0 billion and $4.1 billion at December 31, 2011 and 2010, respectively.

While the form of the agreement between HLAI and HLIKK for the GMIB business is reinsurance, in substance and for accounting purposes the agreement is a free standing derivative. As such, the reinsurance agreement for the GMIB business is recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income
(loss). The fair value of the GMIB liability was $3.2 billion and $2.6 billion at December 31, 2011 and 2010, respectively.

Effective November 1, 2010, HLAI entered into a reinsurance agreement with Hartford Life Limited Ireland, ("HLL"), a wholly owned UK subsidiary of HLAI. Through this agreement, HLL agreed to cede, and HLAI agreed to reinsure, GMDB and GMWB risks issued by HLL on its variable annuity business. The GMDB reinsurance is accounted for as a Death Benefit and Other Insurance Benefit Reserves which is not reported at fair value. The liability for the assumed GMDB reinsurance was $5 and $8 and the net amount at risk for the assumed GMDB reinsurance was $80 and $23 at December 31, 2011 and 2010, respectively.

While the form of the agreements between HLAI and HLIKK, and HLAI and HLL for the GMAB/GMWB business is reinsurance, in substance and for accounting purposes these agreements are free standing derivatives. As such, the reinsurance agreements for the GMAB/GMWB business are recorded at fair value on the Company's Consolidated Balance Sheets, with prospective changes in fair value recorded in net realized capital gains (losses) in net income (loss). The fair value of the GMAB/GMWB liability was $37 and $43 at December 31, 2011 and 2010, respectively.

REINSURANCE CEDED TO AFFILIATES

Effective October 1, 2009, and amended on November 1, 2010, HLAI, a subsidiary of HLIC, entered into a modified coinsurance ("modco") and coinsurance with funds withheld reinsurance agreement with White River Life Reinsurance ("WRR"), an affiliated captive insurance company. The agreement provides that HLAI will cede, and WRR will reinsure a portion of the risk associated with direct written and assumed variable annuities and the associated GMDB and GMWB riders, HLAI assumed HLIKK's variable annuity contract and rider benefits, and HLAI assumed HLL's GMDB and GMWB annuity contract and rider benefits

Under modco, the assets and the liabilities, and under coinsurance with funds withheld, the assets, associated with the reinsured business will remain on the consolidated balance sheet of HLIC in segregated portfolios, and WRR will receive the economic risks and rewards related to the reinsured business through modco and funds withheld adjustments. These adjustments are recorded as an adjustment to operating expenses.

For the year ended December 31, 2011 the impact of this transaction was a decrease to earnings of $323 after-tax. Included in this amount are net realized capital gains of $503, which represents the change in valuation of the derivative associated with this transaction. In addition, the balance sheet of the Company reflects a modco reinsurance (payable)/recoverable, a deposit liability as well as a net reinsurance recoverable that is comprised of an embedded derivative. The balance of the modco reinsurance (payable)/recoverable, deposit liability and net reinsurance recoverable were ($2.9) billion, $0, $2.6 billion and $(864), $78, and $1.7 billion at December 31, 2011 and December 31, 2010, respectively.

At inception of the contract, HLIC recognized in net income the unlock of the unearned revenue reserve, sales inducement asset and deferred policy acquisition costs related to the direct U.S. variable annuity business of HLAI as well as the impact of remitting the premiums and reserves to WRR. The following table illustrates the transaction's impact on the Company's Statement of Operations as of December 31, 2010 and 2009, respectively.

                                       2011          2010           2009
--------------------------------------------------------------------------------
Fee Income and other                     $ --          $ --             $84
Earned premiums                           (71)          (56)            (62)
Net realized gains (losses)               503           546            (629)
                                      -------       -------       ---------
                      TOTAL REVENUES      432           490            (607)
Benefits, losses and loss adjustment
 expenses                                 (51)          (40)            (51)
Amortization of deferred policy
 acquisition costs and present value
 of future profits                         --            --           1,883
Insurance operating costs and other
 expenses                                 972          (348)             (9)
                                      -------       -------       ---------
                      TOTAL EXPENSES      921          (388)          1,823
INCOME (LOSS) BEFORE INCOME TAXES        (489)          878          (2,430)
Income tax expense (benefit)             (166)          308            (851)
                                      -------       -------       ---------
                   NET INCOME (LOSS)    $(323)         $570         $(1,579)
                                      -------       -------       ---------

(1) At inception of contract, HLIC recognized in net income the unlock of the unearned revenue reserve, sales inducement asset and deferred policy acquisition costs related to the direct U.S. variable annuity business of HLAI as well as the impact of remitting the premium and reserves to WRR. 2009 figures illustrate the transaction's impact at inception on the Company's Statement of Operations and the fourth quarter of 2009 activity.

Effective November 1, 2007, HLAI entered into a modco and coinsurance with funds withheld agreement with Champlain Life Reinsurance Company, an affiliate captive insurance company, to provide statutory surplus relief for certain life insurance policies. The Agreement is accounted for as a financing transaction for U.S. GAAP. A standby unaffiliated third party Letter of Credit supports a portion of the statutory reserves that have been ceded to the Champlain Life Reinsurance Company.

17. RESTRUCTURING, SEVERANCE AND OTHER COSTS

During the year ended December 31, 2009, the Company completed a review of several strategic alternatives with a goal of preserving capital, reducing risk and stabilizing its ratings. These alternatives included the potential restructuring, discontinuation or disposition of various business lines. Following that review, the Company announced that it would suspend all new sales in its European operations and suspend sales of certain IIP business. The Company has also executed on plans to change the management structure of the organization and reorganized the nature and focus of certain of the Company's operations. These plans resulted in termination benefits to current employees, costs to terminate leases and other contracts and asset impairment charges. The Company completed these restructuring activities and executed final payment during the year ended December 31, 2010.

The following pre-tax charges were incurred during the year ended December 31, 2009 in connection with these restructuring activities:

Severance benefits                                                           $19
Asset impairment charges                                                      26
Other contract termination charges                                             5
                                                                            ----
                            TOTAL RESTRUCTURING, SEVERANCE AND OTHER COSTS   $50
                                                                            ----

The amounts incurred during the year ended December 31, 2009 were recorded in Insurance operating costs and other expenses within the Company's Other category. There were no restructuring or severance costs incurred in 2011 and 2010.

18. SALE OF ASSETS AND JOINT VENTURE

SERVICING AGREEMENT OF HARTFORD LIFE PRIVATE PLACEMENT LLC

On November 22, 2011, the Company entered into an agreement with Philadelphia Financial Group, Inc. ("Philadelphia Financial") whereby Philadelphia Financial will acquire certain assets that are used to administer the Company's private placement life insurance ("PPLI") businesses currently administered by Hartford Life Private Placement, LLC ("HLPP"), an affiliate of the Company. The PPLI business administered by HLPP includes the life insurance owned by banks, corporations and high net worth individuals, and group annuity policies. The transaction is expected to close in the second quarter of 2012, subject to regulatory approvals and closing conditions. Upon closing, Philadelphia Financial and the Company will enter into a servicing agreement whereby Philadelphia Financial will service the PPLI businesses administered by HLPP. The Company will retain certain corporate functions associated with this business as well as the mortality risk on the insurance policies. Under the terms of the transaction, Philadelphia Financial will receive certain future income from the policies and pay the Company $118 at closing, resulting in an estimated deferred gain between $65 and $75 after-tax, which will be amortized over the estimated life of the underlying insurance policies. The actual amount may be different. The deferred gain is not expected to have a material impact on the Company's results of operations in future periods. The assets and liabilities of the PPLI business are included in the Runoff Operations segment.

SALE OF JOINT VENTURE INTEREST IN ICATU HARTFORD SEGUROS, S.A.

On November 23, 2009, the Company entered into a Share Purchase Agreement to sell its joint venture interest in ICATU Hartford Seguros, S.A. ("IHS"), its Brazilian insurance operation, to its partner, ICATU Holding S.A., for $135. The transaction closed in 2010, and the Company received cash proceeds of $130, which was net of capital gains tax withheld of $5. The investment in IHS was reported as an equity method investment in Other assets. As a result of the Share Purchase Agreement, the Company recorded in 2009, an asset impairment charge, net of unrealized capital gains and foreign currency translation adjustments, in net realized capital losses of $44, after-tax.

See Note 19 for sale of subsidiaries that met the criteria for discontinued operations.

19. DISCONTINUED OPERATIONS

During the fourth quarter of 2010, the Company completed the sales of its indirect wholly-owned subsidiaries Hartford Investments Canada Corporation ("HICC") and Hartford Advantage Investment, Ltd. ("HAIL"). The Company recognized a net realized capital gain of $41, after-tax, on the sale of HICC and a net realized capital loss of $4, after-tax, on the sale of HAIL. HICC was previously included in the Mutual Funds reporting segment and HAIL was included in the Runoff reporting segment. The Company does not expect these sales to have a material impact on the Company's future earnings.

The following table presents the combined amounts related to the operations of HICC and HAIL, which have been reflected as discontinued operations in the Consolidated Statements of Operations.

                                                     FOR THE YEARS ENDED
                                                        DECEMBER 31,
                                                  2010                 2009
--------------------------------------------------------------------------------
REVENUES
Fee income and other                               $36                  $29
Net realized capital losses                         --                   (1)
                                                  ----                 ----
                             TOTAL REVENUES         36                   28
BENEFITS, LOSSES AND EXPENSES
Insurance operating and other expenses              28                   24
Amortization of deferred policy acquisition
 costs and present value of future profits          17                   11
                                                  ----                 ----
        TOTAL BENEFITS, LOSSES AND EXPENSES         45                   35
                   LOSS BEFORE INCOME TAXES         (9)                  (7)
Income tax benefit                                  (3)                  (2)
                                                  ----                 ----
       LOSS FROM OPERATIONS OF DISCONTINUED
                     OPERATIONS, NET OF TAX         (6)                  (5)
Net realized capital gain on disposal, net
 of tax                                             37                   --
                                                  ----                 ----
INCOME (LOSS) FROM DISCONTINUED OPERATIONS,
                                 NET OF TAX        $31                  $(5)
                                                  ----                 ----

20. QUARTERLY RESULTS FOR 2011 AND 2010 (UNAUDITED)

                                                                      THREE MONTHS ENDED
                                 MARCH 31,                   JUNE 30,                  SEPTEMBER 30,               DECEMBER 31,
                            2011          2010          2011          2010          2011          2010          2011          2010
------------------------------------------------------------------------------------------------------------------------------------
Total revenues              $1,181        $1,247        $1,772        $2,203        $2,537        $1,229        $1,113        $1,302
Total benefits, losses
 and expenses                  877         1,238         1,505         2,392         3,385           690           855           712
Income (loss) from
 continuing operations,
 net of tax                    239            (7)          324           (84)         (525)          379           206           433
Income (loss) from
 discontinued operations,
 net of tax                     --            (1)           --            (1)           --            (3)           --            36
Net income (loss)              239            (8)          324           (85)         (525)          376           206           469
Less: Net income (loss)
 attributable to the
 noncontrolling interest         1             2             1             3            (4)            2             2             1
Net income (loss)
 attributable to Hartford
 Life Insurance Company       $238          $(10)         $323          $(88)        $(521)         $374          $204          $468
                           -------       -------       -------       -------       -------       -------       -------       -------

21. SUBSEQUENT EVENT

On March 21, 2012, The Hartford announced that it has decided to focus on its Property and Casualty, Group Benefits and Mutual Funds businesses. As a result, the Company will cease selling its individual annuity products in the second quarter of 2012. In addition, the Company is pursuing sales or other strategic alternatives for its Individual Life, Woodbury Financial Services and Retirement Plans businesses.

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b)    (1)    Resolution of the Board of Directors of Hartford Life Insurance
              Company ("Hartford") authorizing the establishment of the Separate
              Account.(1)
       (2)    Not applicable.
       (3)    (a)  Amended and Restated Principal Underwriter Agreement.(2)
       (3)    (b)  Form of Dealer Agreement.(4)
       (4)    (a)  Form of Individual Flexible Premium Variable Annuity
                   Contract.(5)
       (4)    (b)  MAV / MAV Plus
       (4)    (c)  Principal First
       (4)    (d)  Principal First Preferred
       (4)    (e)  Lifetime Income Foundation Rider (Single)
       (4)    (f)  Lifetime Income Foundation Rider (Joint Life / Single)
       (4)    (g)  Lifetime Income Builder II Rider (Single)
       (4)    (h)  Lifetime Income Builder II Rider (Joint Life / Spousal)
       (4)    (i)  Unified Benefit Rider
       (4)    (j)  The Hartford's Lifetime Income Builder Selects Rider (Single)
       (4)    (k)  The Hartford's Lifetime Income Builder Selects Rider (Joint
                   Life / Spousal)
       (4)    (l)  The Hartford's Lifetime Income Builder Portfolios Rider
                   (Single)
       (4)    (m)  The Hartford's Lifetime Income Builder Portfolios Rider
                   (Joint Life / Spousal)
       (5)    Form of Application.(5)
       (6)    (a)  Certificate of Incorporation of Hartford.(2)
       (6)    (b)  Bylaws of Hartford.(2)
       (7)    Reinsurance Agreements and Amendments
              (a)  Transamerica Financial Life Insurance Company
              (b)  ACE Tempest Life Reinsurance Ltd. (October 1, 2002)
              (c)  ACE Tempest Life Reinsurance Ltd. (June 2, 2003)
              (d)  ACE Tempest Life Reinsurance Ltd. (April 1, 2004)
              (e)  Swiss Re Life & Health America, Inc. (HL)
              (f)  Swiss Re Life & Health America, Inc. (HLA)
       (8)    Fund Participation Agreements and Amendments
              (a)  AIM Variable Insurance Funds
              (b)  American Funds Insurance Series
              (c)  Franklin Templeton Variable Insurance Products Trust
              (d)  Hartford Series Fund, Inc.
              (e)  MFS Variable Insurance Trust
              (f)  JPMorgan Insurance Trust
              (g)  Guarantee Agreement, between Hartford Fire Insurance Company and Hartford Life and Accident Insurance Company and its wholly owned subsidiary, Hartford Life Insurance Company, dated as of January 1, 1990.(6)
              (h)  Guarantee between Hartford Life Insurance Company and ITT
                   Hartford International Life Reassurance Corporation, dated August 29, 1994 and effective as of May 1, 1993.(6)
              (i)  Guarantee Agreement, between Hartford Life Insurance Company and ITT Comprehensive Employee Benefit Service Company, its wholly owned subsidiary, dated as of April 1, 1997.(6)
              (j)  Guarantee Agreement, between Hartford Life Insurance Company and ITT Hartford Life and Annuity Insurance Company, dated as of May 23, 1997.(6)
              (k)  Capital Maintenance Agreement by and between Hartford Life
                   Insurance Company and Hartford Life, Inc. dated March 12, 2001.(6)
       (9)    Opinion and Consent of Sarah M. Patterson, Senior Counsel.
       (10)   Consent of Deloitte & Touche LLP.
       (11)   No financial statements are omitted.
       (12)   Not applicable.
       (99)   Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-70153, filed on April 13, 1999.

(2) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-148564, filed February 9, 2009.

(4) Incorporated by reference to Post-Effective Amendment No. 2 the Registration Statement on Form N-4, File No. 33-73570, dated May 1, 1996.

(5) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement File No. 333-101923, filed on April 7, 2003.

(6) Incorporated by reference to Post-Effective Amendment No. 10, to the Registration Statement on Form N-4, File No. 333-148564, filed on May 3, 2010.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Lydia M. Anderson (1)               Vice President
Ricardo Anzaldua (1)                Assistant Secretary, Senior Vice President
Robert Arena                        Executive Vice President
Thomas S. Barnes                    Vice President
Thomas E. Bartell                   Vice President
David G. Bedard                     Chief Financial Officer, Senior Vice President, Director*
Beth A. Bombara (1)                 Chief Accounting Officer
John B. Brady                       Actuary, Vice President
Kathleen M. Bromage (1)             Senior Vice President
Christopher S. Brown (2)            Vice President
David A. Bulin                      Vice President
Michelle L. Buswell (3)             Vice President
Thomas A. Campbell                  Actuary, Vice President
Jennifer Centrone                   Vice President
Karen Chamberlain (3)               Vice President
Michael R. Chesman (1)              Senior Vice President
Jared A. Collins (4)                Vice President
Michael Concannon                   Executive Vice President
Ellen Conway                        Vice President
Robert A. Cornell                   Actuary, Vice President
Rochelle S. Cummings                Vice President
James Davey                         Executive Vice President
Raymond E. DiDonna (1)              Vice President
Roberto Ecker                       Vice President
Joseph G. Eck                       Vice President
George Eknaian                      Senior Vice President
Mark A. Esposito (1)                Senior Vice President
Tamara L. Fagely (5)                Vice President
Richard D. Fergesen (6)             Vice President
Michael Fish                        Actuary, Vice President
J. Bradford Galiney                 Vice President
John W. Gallant                     Vice President
John Glooch                         Vice President
Andrew S. Golfin (1)                Vice President
Christopher M. Grinnell             Vice President
Richard Guerrini                    Vice President
Christopher J. Hanlon (2)           Senior Vice President
Stephen B. Harris (1)               Vice President
Ronald P. Herrmann                  Senior Vice President
Andrew Hersey                       Vice President
Michael J. Hession (1)              Senior Vice President
Elizabeth Horvath                   Actuary, Vice President
Penelope A. Hrib (7)                Actuary, Vice President
Jeannie M. Iannello (8)             Vice President
Thomas D. Jones                     Vice President
Kathleen E. Jorens (1)              Assistant Treasurer, Vice President
Kristine J. Kelliher (1)            Vice President

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Michael Knipper (1)                 Senior Vice President
Alan J. Kreczko (1)                 Executive Vice President, General Counsel
David R. Kryzanski (3)              Vice President
Brian P. Laubacker (9)              Vice President/Regional Sales
Michael LeBoeuf                     Vice President
David N. Levenson                   Chief Executive Officer, President, Chairman of the Board, Director*
Christopher M. Lewis (2)            Senior Vice President
Edward P. Macdonald                 Vice President
Dana S. MacKinnon                   Vice President
Marialise Maroun (1)                Vice President
Patrick H. McEvoy (6)               Senior Vice President
William P. Meaney(2)                Senior Vice President
Vernon Meyer                        Senior Vice President
Donato L. Monaco                    Vice President
Harry S. Monti (3)                  Vice President
Thomas Moran (1)                    Director of Taxes, Senior Vice President
Craig D. Morrow                     Appointed Actuary, Vice President
Brian Murphy                        Executive Vice President
Brian J. Neary                      Vice President
Mark J. Niland (2)                  Senior Vice President, Director*
Robert W. Paiano (1)                Treasurer, Senior Vice President
Brian Pedersen                      Vice President
Thomas C. Peloquin (1)              Vice President/Financial Management
Colleen Pernerewski                 Vice President, Chief Compliance Officer of Individual Annuity
Glen-Roberts Pitruzzello (1)        Vice President
Robert E. Primmer                   Senior Vice President
Darryl T. Rapini (1)                Vice President
Kari A. Ratajczak                   Vice President
Sharon A. Ritchey                   Executive Vice President
David C. Robinson (1)               Senior Vice President
Stephen A. Roche                    Vice President
Lori A. Rodden (1)                  Vice President
John P. Rogers (1)                  Vice President
Beverly L. Rohlik (8)               Assistant Vice President, Chief Compliance Officer of Separate Accounts
Michael J. Roscoe                   Actuary, Senior Vice President
Andrew Rubino                       Vice President
Eric Russman                        Vice President
Peter F. Sannizzaro                 Senior Vice President
Laura Santirocco (1)                Assistant Secretary, Vice President
Wade A. Seward                      Vice President
Michael J. Shamburger               Vice President
Terence Shields (1)                 Assistant Vice President, Corporate Secretary
Robert R. Siracusa                  Vice President
Mark M. Socha (1)                   Vice President
Kenneth J. Somers                   Vice President
Martin A. Swanson                   Vice President
Connie Tang (1)                     Actuary, Vice President
Diane E. Tatelman                   Vice President
James P. Van Etten (7)              Vice President
Charles N. Vest                     Actuary, Vice President
Anthony Vidovich (1)                Vice President
Joanie Wieleba (1)                  Vice President

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Scott D. Witter (3)                 Vice President
Jane Wolak (3)                      Senior Vice President
James M. Yanosy (1)                 Controller, Senior Vice President

------------

Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 06089.

*   Denotes Board of Directors.

(1)  Address: One Hartford Plaza, Hartford, CT 06155

(2)  Address: 55 Farmington Avenue, Hartford, CT 06105

(3)  Address: 1 Griffin Road North, Windsor, CT 06095-1512

(4)  Address: 31 St. James Ave., Suite 600, Boston, MA 02116-4190

(5)  Address: 500 Bielenberg Drive, Woodbury, MN 55125

(6)  Address: 7755 3rd Street North, Oakdale, MN 55128

(7)  Address: 100 Campus Drive, Florham Park, NJ 07932-1006

(8)  Address: 6820 Wedgwood Road North, Maple Grove, MN 55311-3574

(9)  Address: 12412 Powerscourt Drive, Saint Louis, MO 63131

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement File No. 333-176150, filed on April 23, 2012.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of January 31, 2012, there were 83,107 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended effective July 31, 2007) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a "Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - DC Variable Account I

     Hartford Life Insurance Company - Separate Account One

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (Variable Account
     "A")

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Ten

     Hartford Life Insurance Company - Separate Account Three

     Hartford Life Insurance Company - Separate Account Five

     Hartford Life Insurance Company - Separate Account Seven

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

     Hartford Life and Annuity Insurance Company - Separate Account One

     Hartford Life and Annuity Insurance Company - Separate Account Ten

     Hartford Life and Annuity Insurance Company - Separate Account Three

     Hartford Life and Annuity Insurance Company - Separate Account Five

     Hartford Life and Annuity Insurance Company - Separate Account Six

     Hartford Life and Annuity Insurance Company - Separate Account Seven

       (b) Directors and Officers of HSD

                                                      POSITIONS AND OFFICES
NAME                                                     WITH UNDERWRITER
----------------------------------------------------------------------------------------------------
Robert Arena                  Executive Vice President/Business Line Principal and Director
Diana Benken                  Chief Financial Officer and Controller/FINOP
Stuart M. Carlisle            Vice President
Jared A. Collins (1)          Vice President
Christopher S. Conner (2)     AML Compliance Officer and Chief Compliance Officer
James Davey                   Director
Kathleen E. Jorens (3)        Vice President, Assistant Treasurer
Steven Kluever                Vice President
Vernon Meyer                  Senior Vice President
Robert W. Paiano (3)          Senior Vice President, Treasurer
Sharon A. Ritchey             President, Chief Executive Officer, Chairman of the Board and Director
Cathleen Shine                Secretary
Martin A. Swanson             Vice President/Marketing
Diane E. Tatelman             Vice President

Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 06089.

------------

(1)  Address: 31 St. James Ave., Suite 600, Boston, MA 02116-4190

(2)  Address: 1500 Liberty Ridge Dr., Wayne, PA 19087

(3)  Address: One Hartford Plaza, Hartford, CT 06155

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 23rd day of April, 2012.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT SEVEN
(Registrant)

By:    David N. Levenson*                   *By:   /s/ Sarah M. Patterson
       -----------------------------------         -----------------------------------
       David N. Levenson,                          Sarah M. Patterson
       Chief Executive Officer, President          Attorney-in-Fact
       and Chairman of the Board

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:    David N. Levenson*
       -----------------------------------
       David N. Levenson,
       Chief Executive Officer, President
       and Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

David G. Bedard, Chief Financial Officer, Senior
 Vice President, Director*
Beth A. Bombara, Chief Accounting Officer*
David N. Levenson, Chief Executive Officer,
 President, Chairman of the Board, Director*                       *By:   /s/ Sarah M. Patterson
                                                                          -----------------------------------
Mark J. Niland, Senior Vice President, Director*                          Sarah M. Patterson
                                                                          Attorney-in-Fact
                                                                   Date:  April 23, 2012

333-101932

                                 EXHIBIT INDEX

  (4)  (b)  MAV / MAV Plus
  (4)  (c)  Principal First
  (4)  (d)  Principal First Preferred
  (4)  (e)  Lifetime Income Foundation Rider (Single)
  (4)  (f)  Lifetime Income Foundation Rider (Joint Life / Single)
  (4)  (g)  Lifetime Income Builder II Rider (Single)
  (4)  (h)  Lifetime Income Builder II Rider (Joint Life / Spousal)
  (4)  (i)  Unified Benefit Rider
  (4)  (j)  The Hartford's Lifetime Income Builder Selects Rider (Single)
  (4) (k) The Hartford's Lifetime Income Builder Selects Rider (Joint Life / Spousal)
  (4)  (l)  The Hartford's Lifetime Income Builder Portfolios Rider (Single)
  (4) (m) The Hartford's Lifetime Income Builder Portfolios Rider (Joint Life / Spousal)
  (7)  Reinsurance Agreements and Amendments
       (a)  Transamerica Financial Life Insurance Company
       (b)  ACE Tempest Life Reinsurance Ltd. (October 1, 2002)
       (c)  ACE Tempest Life Reinsurance Ltd. (June 2, 2003)
       (d)  ACE Tempest Life Reinsurance Ltd. (April 1, 2004)
       (e)  Swiss Re Life & Health America, Inc. (HL)
       (f)  Swiss Re Life & Health America, Inc. (HLA)
  (8)  Fund Participation Agreements and Amendments
       (a)  AIM Variable Insurance Funds
       (b)  American Funds Insurance Series
       (c)  Franklin Templeton Variable Insurance Products Trust
       (d)  Hartford Series Fund, Inc.
       (e)  MFS Variable Insurance Trust
       (f)  JPMorgan Insurance Trust
  (9)  Opinion and Consent of Sarah M. Patterson, Senior Counsel.
 (10)  Consent of Deloitte and Touche LLP.
 (99)  Copy of Power of Attorney.